UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	August 31, 2019
Date of reporting period:	November 30, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
November 30, 2018 (unaudited)

COMMON STOCKS - 100.04%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 3.86%			Software - 9.67%
TransDigm Group Inc (a)	346,007	$125,141	Adobe Inc (a)	181,924	$45,643
Banks - 0.80%			Microsoft Corp	1,443,591	160,080
First Republic Bank/CA	261,156	25,894	salesforce.com Inc (a)	754,410	107,699
Beverages - 0.54%					$313,422
Monster Beverage Corp (a)	291,993	17,426	TOTAL COMMON STOCKS		$3,243,872
Chemicals - 3.95%			INVESTMENT COMPANIES - 0.34%	Shares Held Value (000's)
Air Products & Chemicals Inc	146,403	23,552	Money Market Funds - 0.34%
Linde PLC	550,538	87,563	Principal Government Money Market Fund	10,937,109	10,937
Sherwin-Williams Co/The	40,414	17,138	2.08%(b),(c)
		$128,253	TOTAL INVESTMENT COMPANIES		$10,937
			Total Investments		$3,254,809
Commercial Services - 10.62%			Other Assets and Liabilities - (0.38)%		(12,357)
Ecolab Inc	87,382	14,024	TOTAL NET ASSETS - 100.00%		$3,242,452
Gartner Inc (a)	278,746	42,701
IHS Markit Ltd (a)	330,408	17,634
Moody's Corp	375,397	59,714	(a) Non-income producing security
PayPal Holdings Inc (a)	1,561,724	134,012	(b)	Affiliated Security. Security is either an affiliate (and registered under the
S&P Global Inc	417,265	76,301	Investment Company Act of 1940) or an affiliate as defined by the Investment
		$344,386	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Diversified Financial Services - 11.31%			voting shares of the security). Please see affiliated sub-schedule for
Charles Schwab Corp/The	1,434,393	64,261	transactional information.
Mastercard Inc	709,033	142,565	(c) Current yield shown is as of period end.
Visa Inc	1,127,576	159,789
		$366,615	Portfolio Summary (unaudited)
Healthcare - Products - 3.67%			Sector		Percent
Danaher Corp	863,363	94,573	Financial		32.97%
IDEXX Laboratories Inc (a)	119,879	24,426	Communications		25.47%
		$118,999	Consumer, Non-cyclical		14.83%
Insurance - 9.31%			Technology		10.86%
Aon PLC	199,676	32,969	Consumer, Cyclical		7.56%
Berkshire Hathaway Inc - Class B (a)	973,621	212,483	Basic Materials		3.95%
Markel Corp (a)	49,279	56,382	Industrial		3.86%
		$301,834	Energy		0.54%
Internet - 25.47%			Investment Companies		0.34%
Alphabet Inc - A Shares (a)	7,951	8,823	Other Assets and Liabilities		(0.38)%
Alphabet Inc - C Shares (a)	236,753	259,109	TOTAL NET ASSETS		100.00%
Amazon.com Inc (a)	178,805	302,211
Booking Holdings Inc (a)	54,922	103,906
Facebook Inc (a)	885,208	124,469
Shopify Inc (a)	179,843	27,455
		$825,973
Lodging - 1.92%
Hilton Worldwide Holdings Inc	823,412	62,201
Pipelines - 0.54%
Kinder Morgan Inc/DE	1,027,017	17,531
Private Equity - 4.84%
Brookfield Asset Management Inc	3,576,256	156,926
REITs - 6.71%
American Tower Corp	912,304	150,065
Equinix Inc	117,865	45,411
SBA Communications Corp (a)	129,467	22,114
		$217,590
Retail - 5.64%
CarMax Inc (a)	629,755	41,608
Costco Wholesale Corp	50,943	11,782
McDonald's Corp	56,986	10,742
O'Reilly Automotive Inc (a)	70,660	24,503
Restaurant Brands International Inc	706,336	41,201
TJX Cos Inc/The	314,670	15,372
Yum! Brands Inc	409,190	37,736
		$182,944
Semiconductors - 1.19%
NVIDIA Corp	237,027	38,737

See accompanying notes.

Schedule of Investments
Blue Chip Fund
November 30, 2018 (unaudited)

Affiliated Securities	August 31, 2018	Purchases		Sales	November 30, 2018
	Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.08%	$1,766		$278,743	$269,572	$10,937
	$1,766		$278,743	$269,572	$10,937

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.08%	$36	$—		$—	$—
	$36	$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2018 (unaudited)

INVESTMENT COMPANIES - 7.41%	Shares Held Value (000's)			Principal
Money Market Funds - 7.41%			BONDS (continued)	Amount (000’s) Value (000’s)
First American Government Obligations Fund	280,095	$280	Agriculture (continued)
2.09%(a)			Archer-Daniels-Midland Co
Principal Government Money Market Fund	129,740,448	129,741	4.02%, 04/16/2043	$350	$330
2.08%(a),(b)			4.48%, 03/01/2021	8	8
		$130,021	BAT Capital Corp
TOTAL INVESTMENT COMPANIES		$130,021	2.76%, 08/15/2022	535	507
	Principal		3.56%, 08/15/2027	500	445
BONDS - 32.31%	Amount (000's) Value (000's)		4.39%, 08/15/2037	85	72
Advertising - 0.04%			4.54%, 08/15/2047	300	243
Interpublic Group of Cos Inc/The			Philip Morris International Inc
4.20%, 04/15/2024	$50	$49	2.38%, 08/17/2022	90	86
Omnicom Group Inc / Omnicom Capital Inc			2.75%, 02/25/2026	500	464
3.60%, 04/15/2026	500	468	2.90%, 11/15/2021	400	392
3.63%, 05/01/2022	75	74	3.25%, 11/10/2024	350	338
4.45%, 08/15/2020	30	31	3.38%, 08/11/2025	350	339
WPP Finance 2010			4.13%, 03/04/2043	300	267
3.75%, 09/19/2024	75	70	Reynolds American Inc
		$692	4.45%, 06/12/2025	220	214
Aerospace & Defense - 0.52%			5.70%, 08/15/2035	50	50
Boeing Co/The			5.85%, 08/15/2045	50	48
2.35%, 10/30/2021	1,000	979	6.15%, 09/15/2043	500	507
5.88%, 02/15/2040	100	120			$5,601
Embraer Netherlands Finance BV			Airlines - 0.05%
5.05%, 06/15/2025	250	253	American Airlines 2014-1 Class A Pass Through
General Dynamics Corp			Trust
3.00%, 05/11/2021	200	199	3.70%, 04/01/2028	16	15
3.50%, 05/15/2025	200	198	American Airlines 2016-1 Class AA Pass Through
Harris Corp			Trust
3.83%, 04/27/2025	200	194	3.58%, 07/15/2029	235	228
L3 Technologies Inc			Southwest Airlines Co
3.95%, 05/28/2024	178	176	2.75%, 11/06/2019	300	298
4.95%, 02/15/2021	30	31	3.00%, 11/15/2026	350	323
Lockheed Martin Corp					$864
3.35%, 09/15/2021	500	498	Apparel - 0.03%
3.55%, 01/15/2026	265	260	NIKE Inc
4.07%, 12/15/2042	105	97	3.88%, 11/01/2045	500	463
4.09%, 09/15/2052	67	61	Automobile Asset Backed Securities - 0.28%
4.50%, 05/15/2036	685	694	Americredit Automobile Receivables Trust 2018-1
4.70%, 05/15/2046	75	76	3.07%, 12/19/2022	1,000	997
Northrop Grumman Corp			GM Financial Automobile Leasing Trust 2018-1
2.55%, 10/15/2022	705	674	2.61%, 01/20/2021	1,000	993
3.20%, 02/01/2027	90	84	GM Financial Automobile Leasing Trust 2018-2
3.25%, 08/01/2023	75	73	3.06%, 06/21/2021	885	884
3.25%, 01/15/2028	640	595	Nissan Auto Receivables 2017-B Owner Trust
3.50%, 03/15/2021	30	30	1.75%, 10/15/2021	2,000	1,974
5.05%, 11/15/2040	500	518			$4,848
Raytheon Co			Automobile Manufacturers - 0.48%
3.13%, 10/15/2020	30	30	American Honda Finance Corp
4.70%, 12/15/2041	350	371	1.70%, 09/09/2021	500	478
Rockwell Collins Inc			1.95%, 07/20/2020	500	490
3.20%, 03/15/2024	75	72	Daimler Finance North America LLC
4.80%, 12/15/2043	525	517	8.50%, 01/18/2031	500	667
United Technologies Corp			Ford Motor Co
2.30%, 05/04/2022	300	287	4.35%, 12/08/2026	500	449
2.65%, 11/01/2026	25	22	4.75%, 01/15/2043	750	565
3.65%, 08/16/2023	300	296	Ford Motor Credit Co LLC
4.05%, 05/04/2047	300	263	3.34%, 03/18/2021	500	483
4.13%, 11/16/2028	270	264	3.66%, 09/08/2024	725	642
4.50%, 04/15/2020	550	558	4.25%, 09/20/2022	200	192
4.50%, 06/01/2042	410	383	5.88%, 08/02/2021	100	102
4.63%, 11/16/2048	135	130	General Motors Co
6.13%, 07/15/2038	46	52	4.88%, 10/02/2023	80	80
		$9,055	5.00%, 04/01/2035	25	21
Agriculture - 0.32%			5.15%, 04/01/2038	160	136
Altria Group Inc			5.20%, 04/01/2045	25	21
4.00%, 01/31/2024	500	499	5.40%, 04/01/2048	375	324
4.25%, 08/09/2042	300	257	6.25%, 10/02/2043	75	69
4.75%, 05/05/2021	500	510
5.38%, 01/31/2044	25	25

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)			Banks (continued)
General Motors Financial Co Inc			Bank of Nova Scotia/The
3.45%, 01/14/2022	$1,000	$964	2.45%, 03/22/2021	$750	$734
3.45%, 04/10/2022	50	48	2.70%, 03/07/2022	105	102
4.00%, 10/06/2026	75	67	2.80%, 07/21/2021	500	491
4.20%, 11/06/2021	250	248	4.50%, 12/16/2025	60	59
4.35%, 01/17/2027	525	485	Bank One Corp
Toyota Motor Corp			8.00%, 04/29/2027	1,000	1,222
3.67%, 07/20/2028	500	494	Barclays PLC
Toyota Motor Credit Corp			2.88%, 06/08/2020	300	294
1.90%, 04/08/2021	500	485	3.68%, 01/10/2023	200	191
2.75%, 05/17/2021	500	493	4.38%, 01/12/2026	380	359
3.30%, 01/12/2022	500	499	4.97%, 05/16/2029(c)	200	190
		$8,502	3 Month USD LIBOR + 1.90%
Automobile Parts & Equipment - 0.02%			5.25%, 08/17/2045	750	677
Aptiv Corp			BB&T Corp
4.15%, 03/15/2024	133	131	2.45%, 01/15/2020	500	495
BorgWarner Inc			BPCE SA
4.38%, 03/15/2045	300	270	4.00%, 04/15/2024	750	749
		$401	Branch Banking & Trust Co
Banks- 6.04%			2.63%, 01/15/2022	1,000	976
Australia & New Zealand Banking Group Ltd			3.80%, 10/30/2026	500	490
2.13%, 08/19/2020	300	293	Canadian Imperial Bank of Commerce
Australia & New Zealand Banking Group Ltd/			2.55%, 06/16/2022	75	72
New York NY			Capital One NA
2.63%, 05/19/2022	300	290	2.25%, 09/13/2021	250	238
Banco Santander SA			Citibank NA
4.25%, 04/11/2027	450	416	2.10%, 06/12/2020	750	736
Bank of America Corp			Citigroup Inc
2.25%, 04/21/2020	160	158	2.65%, 10/26/2020	750	737
2.50%, 10/21/2022	75	71	2.75%, 04/25/2022	390	375
2.63%, 04/19/2021	775	759	2.90%, 12/08/2021	350	340
2.82%, 07/21/2023(c)	75	72	3.30%, 04/27/2025	750	707
3 Month USD LIBOR + 0.93%			3.40%, 05/01/2026	75	70
2.88%, 04/24/2023(c)	75	73	3.52%, 10/27/2028(c)	90	83
3 Month USD LIBOR + 1.02%			3 Month USD LIBOR + 1.15%
3.00%, 12/20/2023(c)	516	495	3.67%, 07/24/2028(c)	840	785
3 Month USD LIBOR + 0.79%			3 Month USD LIBOR + 1.39%
3.25%, 10/21/2027	350	321	3.70%, 01/12/2026	75	71
3.30%, 01/11/2023	1,175	1,147	3.88%, 01/24/2039(c)	90	79
3.42%, 12/20/2028(c)	639	589	3 Month USD LIBOR + 1.17%
3 Month USD LIBOR + 1.04%			4.07%, 04/23/2029(c)	240	230
3.50%, 04/19/2026	335	318	3 Month USD LIBOR + 1.19%
3.86%, 07/23/2024(c)	200	198	4.13%, 07/25/2028	75	70
3 Month USD LIBOR + 0.94%			4.30%, 11/20/2026	75	72
3.95%, 01/23/2049(c)	110	95	4.45%, 09/29/2027	75	72
3 Month USD LIBOR + 1.19%			4.60%, 03/09/2026	1,075	1,056
3.97%, 03/05/2029(c)	75	72	4.65%, 07/30/2045	75	71
3 Month USD LIBOR + 1.07%			4.65%, 07/23/2048	200	191
4.00%, 04/01/2024	850	849	4.75%, 05/18/2046	350	322
4.00%, 01/22/2025	90	87	5.50%, 09/13/2025	845	880
4.10%, 07/24/2023	75	75	6.68%, 09/13/2043	360	424
4.24%, 04/24/2038(c)	600	558	8.13%, 07/15/2039	474	648
3 Month USD LIBOR + 1.81%			Compass Bank
4.25%, 10/22/2026	800	775	3.88%, 04/10/2025	500	478
4.27%, 07/23/2029(c)	640	627	Cooperatieve Rabobank UA
3 Month USD LIBOR + 1.31%			3.88%, 02/08/2022	950	956
5.00%, 01/21/2044	75	76	5.25%, 05/24/2041	50	54
5.63%, 07/01/2020	500	516	5.25%, 08/04/2045	550	553
5.70%, 01/24/2022	75	79	Cooperatieve Rabobank UA/NY
5.88%, 02/07/2042	60	69	3.38%, 05/21/2025	500	485
6.11%, 01/29/2037	500	545	Credit Suisse AG/New York NY
Bank of Montreal			3.00%, 10/29/2021	325	318
2.10%, 12/12/2019	176	174	3.63%, 09/09/2024	500	486
2.35%, 09/11/2022	1,090	1,042	5.40%, 01/14/2020	800	813
2.55%, 11/06/2022	75	72	Credit Suisse Group Funding Guernsey Ltd
			3.75%, 03/26/2025	1,000	948
			3.80%, 09/15/2022	705	696

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Deutsche Bank AG/New York NY			JPMorgan Chase & Co (continued)
3.95%, 02/27/2023	$100	$94	2.78%, 04/25/2023(c)	$250	$241
4.10%, 01/13/2026	750	678	3 Month USD LIBOR + 0.94%
4.25%, 10/14/2021	400	390	3.20%, 01/25/2023	132	129
Development Bank of Japan Inc			3.22%, 03/01/2025(c)	75	72
2.00%, 10/19/2021	350	338	3 Month USD LIBOR + 1.16%
Discover Bank			3.51%, 01/23/2029(c)	200	187
3.20%, 08/09/2021	1,000	983	3 Month USD LIBOR + 0.95%
Fifth Third Bancorp			3.54%, 05/01/2028(c)	500	471
2.88%, 07/27/2020	1,000	991	3 Month USD LIBOR + 1.38%
4.30%, 01/16/2024	50	50	3.56%, 04/23/2024(c)	75	73
Fifth Third Bank/Cincinnati OH			3 Month USD LIBOR + 0.73%
2.25%, 06/14/2021	300	291	3.63%, 05/13/2024	175	172
First Tennessee Bank NA			3.63%, 12/01/2027	500	462
2.95%, 12/01/2019	300	298	3.80%, 07/23/2024(c)	180	178
Goldman Sachs Group Inc/The			3 Month USD LIBOR + 0.89%
2.60%, 04/23/2020	300	296	3.88%, 02/01/2024	50	50
2.63%, 04/25/2021	500	486	3.88%, 09/10/2024	75	73
2.75%, 09/15/2020	250	246	3.90%, 07/15/2025	825	809
2.90%, 07/24/2023(c)	590	562	3.90%, 01/23/2049(c)	245	210
3 Month USD LIBOR + 0.99%			3 Month USD LIBOR + 1.22%
3.00%, 04/26/2022	105	102	3.96%, 11/15/2048(c)	500	432
3.27%, 09/29/2025(c)	75	70	3 Month USD LIBOR + 1.38%
3 Month USD LIBOR + 1.20%			4.01%, 04/23/2029(c)	350	338
3.50%, 11/16/2026	825	760	3 Month USD LIBOR + 1.12%
3.63%, 01/22/2023	300	296	4.03%, 07/24/2048(c)	500	437
3.69%, 06/05/2028(c)	1,000	925	3 Month USD LIBOR + 1.46%
3 Month USD LIBOR + 1.51%			4.20%, 07/23/2029(c)	230	225
3.75%, 02/25/2026	75	71	3 Month USD LIBOR + 1.26%
3.81%, 04/23/2029(c)	75	70	4.50%, 01/24/2022	100	102
3 Month USD LIBOR + 1.16%			4.85%, 02/01/2044	400	399
3.85%, 01/26/2027	75	71	5.60%, 07/15/2041	70	77
4.00%, 03/03/2024	1,070	1,051	KeyBank NA/Cleveland OH
4.22%, 05/01/2029(c)	365	350	3.30%, 06/01/2025	500	485
3 Month USD LIBOR + 1.30%			Korea Development Bank/The
4.25%, 10/21/2025	575	555	2.75%, 03/19/2023	500	481
4.41%, 04/23/2039(c)	175	161	3.38%, 09/16/2025	500	483
3 Month USD LIBOR + 1.43%			Kreditanstalt fuer Wiederaufbau
4.75%, 10/21/2045	150	142	0.00%, 04/18/2036(d)	260	143
5.15%, 05/22/2045	375	359	1.50%, 04/20/2020	1,000	981
5.25%, 07/27/2021	1,375	1,419	1.50%, 06/15/2021	210	203
5.95%, 01/15/2027	700	749	1.63%, 03/15/2021	2,535	2,462
6.13%, 02/15/2033	850	960	2.00%, 05/02/2025	280	263
6.25%, 02/01/2041	220	250	2.13%, 06/15/2022	400	388
6.75%, 10/01/2037	210	240	2.13%, 01/17/2023	500	483
HSBC Bank USA NA/New York NY			2.38%, 12/29/2022	440	429
5.63%, 08/15/2035	500	540	2.50%, 11/20/2024	300	291
HSBC Holdings PLC			2.75%, 09/08/2020	1,100	1,096
3.40%, 03/08/2021	750	741	2.75%, 10/01/2020	1,000	996
3.90%, 05/25/2026	500	475	4.00%, 01/27/2020	100	101
4.25%, 08/18/2025	750	719	Landwirtschaftliche Rentenbank
4.58%, 06/19/2029(c)	240	235	2.38%, 06/10/2025	750	719
3 Month USD LIBOR + 1.53%			Lloyds Bank PLC
6.10%, 01/14/2042	600	687	2.70%, 08/17/2020	200	197
6.50%, 09/15/2037	100	112	Lloyds Banking Group PLC
HSBC USA Inc			3.00%, 01/11/2022	800	770
2.35%, 03/05/2020	500	493	4.55%, 08/16/2028	400	381
3.50%, 06/23/2024	500	486	4.58%, 12/10/2025	575	543
Industrial & Commercial Bank of China Ltd/New			4.65%, 03/24/2026	475	446
York NY			Manufacturers & Traders Trust Co
2.45%, 10/20/2021	350	337	2.10%, 02/06/2020	300	296
ING Groep NV			Mitsubishi UFJ Financial Group Inc
3.15%, 03/29/2022	200	194	2.76%, 09/13/2026	500	456
JPMorgan Chase & Co			2.95%, 03/01/2021	750	740
2.25%, 01/23/2020	530	524	Mizuho Financial Group Inc
2.30%, 08/15/2021	860	834	2.27%, 09/13/2021	300	289
2.40%, 06/07/2021	500	486
2.55%, 03/01/2021	1,500	1,469

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
Morgan Stanley			Svenska Handelsbanken AB
2.50%, 04/21/2021	$1,000	$972	1.88%, 09/07/2021	$1,000	$956
2.63%, 11/17/2021	1,000	968	Toronto-Dominion Bank/The
2.75%, 05/19/2022	360	347	3.50%, 07/19/2023	1,000	996
3.13%, 01/23/2023	220	213	3.62%, 09/15/2031(c)	300	280
3.13%, 07/27/2026	670	612	USD Swap Semi-Annual 5 Year + 2.21%
3.59%, 07/22/2028(c)	90	84	UBS AG/Stamford CT
3 Month USD LIBOR + 1.34%			4.88%, 08/04/2020	550	564
3.63%, 01/20/2027	95	89	US Bancorp
3.70%, 10/23/2024	1,075	1,045	2.38%, 07/22/2026	25	22
3.75%, 02/25/2023	150	149	3.00%, 03/15/2022	50	49
3.77%, 01/24/2029(c)	795	750	3.15%, 04/27/2027	525	493
3 Month USD LIBOR + 1.14%			3.60%, 09/11/2024	750	736
3.88%, 04/29/2024	75	74	Wells Fargo & Co
3.95%, 04/23/2027	25	23	2.10%, 07/26/2021	500	480
4.00%, 07/23/2025	25	24	2.60%, 07/22/2020	750	738
4.30%, 01/27/2045	320	291	3.00%, 01/22/2021	500	494
4.35%, 09/08/2026	500	485	3.00%, 04/22/2026	490	451
4.88%, 11/01/2022	650	667	3.00%, 10/23/2026	590	538
5.00%, 11/24/2025	75	76	3.30%, 09/09/2024	1,000	958
5.50%, 07/28/2021	510	532	3.45%, 02/13/2023	500	488
5.75%, 01/25/2021	100	104	3.55%, 09/29/2025	75	72
6.38%, 07/24/2042	200	239	3.58%, 05/22/2028(c)	375	354
National Australia Bank Ltd/New York			3 Month USD LIBOR + 1.31%
2.13%, 05/22/2020	400	393	4.10%, 06/03/2026	500	482
2.50%, 05/22/2022	400	384	4.65%, 11/04/2044	1,075	995
2.63%, 07/23/2020	500	493	4.75%, 12/07/2046	250	236
Oesterreichische Kontrollbank AG			4.90%, 11/17/2045	75	72
1.50%, 10/21/2020	220	214	5.38%, 02/07/2035	325	348
2.38%, 10/01/2021	750	737	5.38%, 11/02/2043	75	77
PNC Bank NA			Wells Fargo Bank NA
2.00%, 05/19/2020	300	294	2.15%, 12/06/2019	1,250	1,236
2.60%, 07/21/2020	250	247	Westpac Banking Corp
2.70%, 11/01/2022	325	312	2.00%, 08/19/2021	60	58
PNC Financial Services Group Inc/The			2.10%, 05/13/2021	390	377
3.30%, 03/08/2022	750	742	2.70%, 08/19/2026	500	454
Royal Bank of Canada			2.85%, 05/13/2026	500	461
2.35%, 10/30/2020	500	491			$105,972
4.65%, 01/27/2026	575	582	Beverages - 0.54%
Royal Bank of Scotland Group PLC			Anheuser-Busch Cos LLC / Anheuser-Busch
3.50%, 05/15/2023(c)	400	381	InBev Worldwide Inc
3 Month USD LIBOR + 1.48%			3.65%, 02/01/2026(e)	1,295	1,222
6.00%, 12/19/2023	75	75	4.70%, 02/01/2036(e)	75	71
6.13%, 12/15/2022	200	203	4.90%, 02/01/2046(e)	1,675	1,557
Santander Holdings USA Inc			Anheuser-Busch InBev Finance Inc
2.65%, 04/17/2020	500	493	2.63%, 01/17/2023	75	71
3.40%, 01/18/2023	75	71	4.63%, 02/01/2044	75	67
3.70%, 03/28/2022	75	73	Anheuser-Busch InBev Worldwide Inc
Santander UK Group Holdings PLC			3.75%, 01/15/2022	25	25
3.57%, 01/10/2023	500	478	3.75%, 07/15/2042	750	599
State Street Corp			4.00%, 04/13/2028	500	478
2.55%, 08/18/2020	220	217	4.38%, 04/15/2038	75	67
2.65%, 05/19/2026	500	459	4.60%, 04/15/2048	35	31
3.10%, 05/15/2023	50	48	4.75%, 04/15/2058	75	66
3.30%, 12/16/2024	75	73	4.95%, 01/15/2042	25	24
3.55%, 08/18/2025	275	270	8.20%, 01/15/2039	60	79
3.70%, 11/20/2023	75	75	Coca-Cola Co/The
Sumitomo Mitsui Financial Group Inc			2.45%, 11/01/2020	750	741
2.06%, 07/14/2021	590	569	2.90%, 05/25/2027	500	471
2.44%, 10/19/2021	500	485	Diageo Capital PLC
2.78%, 07/12/2022	390	378	4.83%, 07/15/2020	50	51
2.85%, 01/11/2022	1,050	1,022	Diageo Investment Corp
3.01%, 10/19/2026	75	70	2.88%, 05/11/2022	780	763
3.36%, 07/12/2027	300	284	Keurig Dr Pepper Inc
3.45%, 01/11/2027	130	124	3.13%, 12/15/2023	500	468
SunTrust Banks Inc			4.06%, 05/25/2023(e)	360	355
4.00%, 05/01/2025	75	75	4.42%, 05/25/2025(e)	75	74

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Beverages (continued)			Chemicals (continued)
Molson Coors Brewing Co			Eastman Chemical Co
2.10%, 07/15/2021	$500	$479	2.70%, 01/15/2020	$172	$171
3.00%, 07/15/2026	105	93	4.65%, 10/15/2044	75	66
4.20%, 07/15/2046	250	208	EI du Pont de Nemours & Co
PepsiCo Inc			3.63%, 01/15/2021	550	557
2.38%, 10/06/2026	590	534	LYB International Finance BV
2.75%, 03/05/2022	355	349	4.88%, 03/15/2044	530	477
2.75%, 03/01/2023	75	73	Methanex Corp
2.85%, 02/24/2026	90	85	3.25%, 12/15/2019	30	30
3.00%, 10/15/2027	75	70	Mosaic Co/The
3.60%, 08/13/2042	400	361	4.25%, 11/15/2023	300	301
		$9,532	5.45%, 11/15/2033	500	507
Biotechnology - 0.45%			5.63%, 11/15/2043	25	25
Amgen Inc			Nutrien Ltd
2.25%, 08/19/2023	60	56	3.00%, 04/01/2025	150	138
2.65%, 05/11/2022	50	48	3.63%, 03/15/2024	550	533
3.88%, 11/15/2021	500	504	5.25%, 01/15/2045	300	291
4.10%, 06/15/2021	1,000	1,015	PPG Industries Inc
4.66%, 06/15/2051	390	361	3.60%, 11/15/2020	50	50
5.15%, 11/15/2041	60	61	Praxair Inc
5.75%, 03/15/2040	530	582	2.20%, 08/15/2022	50	48
Baxalta Inc			Sherwin-Williams Co/The
5.25%, 06/23/2045	250	246	2.75%, 06/01/2022	75	72
Biogen Inc			3.45%, 06/01/2027	180	165
2.90%, 09/15/2020	500	494	4.50%, 06/01/2047	75	66
4.05%, 09/15/2025	160	158	Westlake Chemical Corp
5.20%, 09/15/2045	30	30	5.00%, 08/15/2046	350	316
Celgene Corp					$5,664
3.25%, 02/20/2023	85	82	Commercial Mortgage Backed Securities - 1.98%
3.45%, 11/15/2027	90	82	BANK 2018-BNK13
3.88%, 08/15/2025	790	758	4.22%, 08/15/2061	1,250	1,274
3.90%, 02/20/2028	130	121	CFCRE Commercial Mortgage Trust 2017-C8
4.35%, 11/15/2047	210	175	3.57%, 06/15/2050	1,000	976
4.55%, 02/20/2048	220	190	Citigroup Commercial Mortgage Trust
4.63%, 05/15/2044	90	78	2013-GC15
5.00%, 08/15/2045	305	281	4.37%, 09/10/2046(f)	500	517
Gilead Sciences Inc			Citigroup Commercial Mortgage Trust
1.95%, 03/01/2022	300	286	2015-GC33
2.35%, 02/01/2020	300	297	3.52%, 09/10/2058	1,000	986
2.95%, 03/01/2027	240	220	COMM 2012-CCRE2 Mortgage Trust
3.50%, 02/01/2025	75	73	3.79%, 08/15/2045	200	201
3.65%, 03/01/2026	75	73	COMM 2012-CCRE4 Mortgage Trust
3.70%, 04/01/2024	650	645	3.25%, 10/15/2045	500	487
4.15%, 03/01/2047	25	22	COMM 2014-CCRE15 Mortgage Trust
4.60%, 09/01/2035	590	576	4.07%, 02/10/2047(f)	500	511
4.75%, 03/01/2046	425	409	COMM 2014-CCRE20 Mortgage Trust
		$7,923	3.59%, 11/10/2047	302	300
Building Materials - 0.07%			COMM 2014-LC15 Mortgage Trust
Johnson Controls International plc			4.20%, 04/10/2047	350	355
3.75%, 12/01/2021	355	357	COMM 2014-UBS3 Mortgage Trust
5.13%, 09/14/2045	500	502	3.82%, 06/10/2047	550	553
Masco Corp			COMM 2015-DC1 Mortgage Trust
4.45%, 04/01/2025	300	298	3.08%, 02/10/2048	500	482
Owens Corning			COMM 2015-LC19 Mortgage Trust
4.20%, 12/15/2022	30	30	3.18%, 02/10/2048	500	486
		$1,187	COMM 2015-PC1 Mortgage Trust
Chemicals - 0.32%			3.90%, 07/10/2050	885	888
Dow Chemical Co/The			Commercial Mortgage Pass Through Certificates
3.00%, 11/15/2022	25	24	3.76%, 02/10/2049	2,000	1,992
3.50%, 10/01/2024	250	240	Fannie Mae-Aces
4.38%, 11/15/2042	75	64	2.30%, 09/25/2022(f)	465	450
9.40%, 05/15/2039	380	531	2.48%, 04/25/2022	408	400
DowDuPont Inc			2.51%, 11/25/2022(f)	1,000	971
4.21%, 11/15/2023	400	403	2.63%, 04/25/2023(f)	192	189
4.49%, 11/15/2025	250	253	2.94%, 04/25/2025(f)	800	777
5.32%, 11/15/2038	145	148	2.94%, 01/25/2026(f)	1,601	1,546
5.42%, 11/15/2048	185	188	3.09%, 12/25/2027(f)	1,000	947
			3.22%, 08/25/2024(f)	958	958

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces (continued)			WFRBS Commercial Mortgage Trust 2014-C20
3.50%, 07/25/2028(f)	$1,000	$983	4.00%, 05/15/2047	$500	$508
4.33%, 03/25/2020(f)	59	60			$34,819
Freddie Mac Multifamily Structured Pass			Commercial Services - 0.20%
Through Certificates			California Institute of Technology
2.87%, 12/25/2021	350	347	4.32%, 08/01/2045	50	50
3.02%, 02/25/2023	66	66	4.70%, 11/01/2111	250	248
3.06%, 07/25/2023(f)	150	149	Ecolab Inc
3.17%, 10/25/2024	1,000	991	2.70%, 11/01/2026	30	28
3.21%, 03/25/2025	1,248	1,235	5.50%, 12/08/2041	400	447
3.24%, 04/25/2027	250	244	Massachusetts Institute of Technology
3.30%, 04/25/2023(f)	500	500	3.89%, 07/01/2116	375	327
3.41%, 12/25/2026	2,000	1,982	3.96%, 07/01/2038	185	183
3.53%, 06/25/2020	335	337	4.68%, 07/01/2114	100	104
4.33%, 10/25/2020(f)	500	510	Moody's Corp
GS Mortgage Securities Trust 2011-GC5			4.50%, 09/01/2022	500	511
3.71%, 08/10/2044	375	377	5.25%, 07/15/2044	90	95
GS Mortgage Securities Trust 2013-GCJ14			S&P Global Inc
4.24%, 08/10/2046	50	51	4.00%, 06/15/2025	350	350
GS Mortgage Securities Trust 2015-GC28			6.55%, 11/15/2037	30	37
3.40%, 02/10/2048	600	590	Total System Services Inc
GS Mortgage Securities Trust 2016-GS2			3.80%, 04/01/2021	500	500
3.05%, 05/10/2049	1,000	953	4.80%, 04/01/2026	560	562
JPMBB Commercial Mortgage Securities Trust			University of Southern California
2013-C14			5.25%, 10/01/2111	20	22
4.41%, 08/15/2046(f)	500	513	Western Union Co/The
JPMBB Commercial Mortgage Securities Trust			5.25%, 04/01/2020	30	31
2014-C18					$3,495
4.08%, 02/15/2047	50	51	Computers - 0.73%
JPMBB Commercial Mortgage Securities Trust			Apple Inc
2014-C19			1.55%, 02/07/2020	500	492
3.67%, 04/15/2047	500	503	2.10%, 09/12/2022	75	72
Morgan Stanley Bank of America Merrill Lynch			2.25%, 02/23/2021	625	613
Trust 2013-C11			2.30%, 05/11/2022	290	280
4.30%, 08/15/2046(f)	1,130	1,159	2.40%, 01/13/2023	75	72
Morgan Stanley Bank of America Merrill Lynch			2.40%, 05/03/2023	75	72
Trust 2013-C12			2.45%, 08/04/2026	750	682
4.26%, 10/15/2046(f)	500	514	2.50%, 02/09/2022	105	103
Morgan Stanley Bank of America Merrill Lynch			2.75%, 01/13/2025	75	71
Trust 2014-C15			2.85%, 02/23/2023	750	731
4.05%, 04/15/2047	580	590	2.85%, 05/11/2024	105	101
Morgan Stanley Bank of America Merrill Lynch			2.90%, 09/12/2027	375	347
Trust 2015-C20			3.00%, 11/13/2027	265	248
3.25%, 02/15/2048	500	486	3.20%, 05/13/2025	560	542
Morgan Stanley Bank of America Merrill Lynch			3.20%, 05/11/2027	75	71
Trust 2015-C21			3.25%, 02/23/2026	825	793
3.15%, 03/15/2048	575	569	3.35%, 02/09/2027	355	339
Morgan Stanley Capital I Trust 2017-H1			3.45%, 02/09/2045	375	321
3.26%, 06/15/2050	2,000	1,909	3.75%, 09/12/2047	200	180
SG Commercial Mortgage Securities Trust			3.75%, 11/13/2047	120	107
2016-C5			3.85%, 05/04/2043	550	505
3.06%, 10/10/2048	950	893	4.38%, 05/13/2045	80	79
UBS Commercial Mortgage Trust 2012-C1			4.65%, 02/23/2046	170	173
3.00%, 05/10/2045	24	24	Dell International LLC / EMC Corp
3.40%, 05/10/2045	69	69	4.42%, 06/15/2021(e)	800	800
UBS-Barclays Commercial Mortgage Trust			5.45%, 06/15/2023(e)	105	107
2012-C3			6.02%, 06/15/2026(e)	300	303
3.09%, 08/10/2049	50	49	8.10%, 07/15/2036(e)	220	237
UBS-Barclays Commercial Mortgage Trust			8.35%, 07/15/2046(e)	245	270
2012-C4			DXC Technology Co
2.85%, 12/10/2045	100	98	4.75%, 04/15/2027	100	98
WFRBS Commercial Mortgage Trust 2012-C7			Hewlett Packard Enterprise Co
2.30%, 06/15/2045	275	273	3.60%, 10/15/2020	320	320
WFRBS Commercial Mortgage Trust 2012-C9			4.90%, 10/15/2025	200	201
3.39%, 11/15/2045	500	495	6.20%, 10/15/2035	75	72
WFRBS Commercial Mortgage Trust 2013-C14			6.35%, 10/15/2045	160	148
3.34%, 06/15/2046	500	495	HP Inc
			6.00%, 09/15/2041	355	344

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers (continued)			Diversified Financial Services (continued)
International Business Machines Corp			Capital One Financial Corp
1.63%, 05/15/2020	$500	$488	2.50%, 05/12/2020	$400	$394
2.25%, 02/19/2021	140	136	3.20%, 02/05/2025	60	55
2.50%, 01/27/2022	500	482	3.30%, 10/30/2024	75	70
3.45%, 02/19/2026	800	761	3.50%, 06/15/2023	40	39
4.70%, 02/19/2046	145	142	4.25%, 04/30/2025	50	49
7.00%, 10/30/2025	370	434	4.75%, 07/15/2021	400	409
Seagate HDD Cayman			Charles Schwab Corp/The
4.75%, 06/01/2023	550	523	3.00%, 03/10/2025	300	286
		$12,860	CME Group Inc
Consumer Products - 0.01%			3.00%, 09/15/2022	50	49
Church & Dwight Co Inc			3.00%, 03/15/2025	575	551
3.95%, 08/01/2047	200	174	Discover Financial Services
Clorox Co/The			4.10%, 02/09/2027	75	70
3.80%, 11/15/2021	30	30	GE Capital International Funding Co Unlimited
Kimberly-Clark Corp			Co
2.40%, 03/01/2022	30	29	2.34%, 11/15/2020	500	475
		$233	3.37%, 11/15/2025	1,075	928
Cosmetics & Personal Care - 0.12%			4.42%, 11/15/2035	1,075	868
Colgate-Palmolive Co			Intercontinental Exchange Inc
2.45%, 11/15/2021	500	491	2.75%, 12/01/2020	500	494
Procter & Gamble Co/The			3.75%, 12/01/2025	75	75
1.70%, 11/03/2021	500	481	4.00%, 10/15/2023	25	25
2.30%, 02/06/2022	500	488	4.25%, 09/21/2048	105	99
2.45%, 11/03/2026	75	69	International Lease Finance Corp
Unilever Capital Corp			8.25%, 12/15/2020	300	323
4.25%, 02/10/2021	500	510	Jefferies Group LLC
		$2,039	6.88%, 04/15/2021	280	298
Credit Card Asset Backed Securities - 0.33%			Jefferies Group LLC / Jefferies Group Capital
American Express Credit Account Master Trust			Finance Inc
1.93%, 09/15/2022	1,025	1,011	4.15%, 01/23/2030	90	78
BA Credit Card Trust			Lazard Group LLC
2.70%, 07/17/2023	1,675	1,659	4.50%, 09/19/2028	300	294
Barclays Dryrock Issuance Trust			Legg Mason Inc
2.20%, 12/15/2022	760	752	4.75%, 03/15/2026	500	505
Citibank Credit Card Issuance Trust			5.63%, 01/15/2044	25	24
2.88%, 01/23/2023	605	601	Mastercard Inc
Discover Card Execution Note Trust			3.38%, 04/01/2024	150	149
2.39%, 07/15/2024	1,150	1,124	National Rural Utilities Cooperative Finance Corp
Synchrony Credit Card Master Note Trust			2.85%, 01/27/2025	100	95
2.21%, 05/15/2024	250	244	3.05%, 02/15/2022	530	524
2.97%, 03/15/2024	445	442	Nomura Holdings Inc
		$5,833	6.70%, 03/04/2020	500	520
			Private Export Funding Corp
Distribution & Wholesale - 0.03%			2.80%, 05/15/2022	500	497
WW Grainger Inc			Synchrony Financial
4.60%, 06/15/2045	500	490	4.25%, 08/15/2024	75	69
Diversified Financial Services - 0.80%			4.50%, 07/23/2025	75	68
AerCap Ireland Capital DAC / AerCap Global			Visa Inc
Aviation Trust			2.20%, 12/14/2020	375	368
3.65%, 07/21/2027	200	174	2.75%, 09/15/2027	60	55
3.95%, 02/01/2022	200	197	2.80%, 12/14/2022	75	73
Air Lease Corp			3.15%, 12/14/2025	435	420
2.50%, 03/01/2021	100	97	3.65%, 09/15/2047	500	454
3.00%, 09/15/2023	100	94	4.15%, 12/14/2035	140	141
3.75%, 02/01/2022	70	69			$14,025
American Express Co			Electric - 1.65%
2.50%, 08/01/2022	1,075	1,025	Alabama Power Co
2.65%, 12/02/2022	75	72	4.30%, 07/15/2048	300	286
3.40%, 02/27/2023	75	73	Ameren Illinois Co
4.05%, 12/03/2042	500	458	2.70%, 09/01/2022	530	516
American Express Credit Corp			Baltimore Gas & Electric Co
2.70%, 03/03/2022	75	73	4.25%, 09/15/2048	200	191
3.30%, 05/03/2027	500	476	Berkshire Hathaway Energy Co
Ameriprise Financial Inc			3.75%, 11/15/2023	750	754
4.00%, 10/15/2023	775	784	3.80%, 07/15/2048	125	107
BlackRock Inc			6.13%, 04/01/2036	450	525
3.38%, 06/01/2022	30	30
4.25%, 05/24/2021	500	512

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Electric (continued)
Commonwealth Edison Co			Northern States Power Co/MN
4.70%, 01/15/2044	$150	$156	5.35%, 11/01/2039	$30	$34
Consolidated Edison Co of New York Inc			NSTAR Electric Co
3.88%, 06/15/2047	300	267	2.38%, 10/15/2022	500	480
4.30%, 12/01/2056	350	315	3.20%, 05/15/2027	300	284
6.75%, 04/01/2038	530	665	Oncor Electric Delivery Co LLC
Dominion Energy Inc			5.25%, 09/30/2040	530	592
2.50%, 12/01/2019	300	297	Pacific Gas & Electric Co
4.05%, 09/15/2042	500	434	3.75%, 02/15/2024	125	112
DTE Electric Co			5.40%, 01/15/2040	30	27
3.70%, 03/15/2045	200	179	5.80%, 03/01/2037	500	462
DTE Energy Co			6.35%, 02/15/2038	400	382
3.50%, 06/01/2024	500	486	PacifiCorp
Duke Energy Carolinas LLC			6.00%, 01/15/2039	500	601
4.00%, 09/30/2042	280	259	PECO Energy Co
5.30%, 02/15/2040	250	277	1.70%, 09/15/2021	60	57
6.00%, 12/01/2028	500	578	2.38%, 09/15/2022	330	316
Duke Energy Corp			3.70%, 09/15/2047	297	261
1.80%, 09/01/2021	500	475	4.15%, 10/01/2044	400	386
2.65%, 09/01/2026	90	80	Potomac Electric Power Co
3.15%, 08/15/2027	90	83	3.60%, 03/15/2024	30	30
Duke Energy Florida LLC			PPL Capital Funding Inc
3.20%, 01/15/2027	500	476	3.50%, 12/01/2022	700	691
3.40%, 10/01/2046	200	166	PPL Electric Utilities Corp
Duke Energy Progress LLC			3.95%, 06/01/2047	300	277
4.38%, 03/30/2044	400	392	Progress Energy Inc
Edison International			3.15%, 04/01/2022	40	39
2.95%, 03/15/2023	350	331	7.75%, 03/01/2031	500	650
Emera US Finance LP			PSEG Power LLC
3.55%, 06/15/2026	300	280	8.63%, 04/15/2031	300	390
4.75%, 06/15/2046	75	70	Public Service Co of Colorado
Enel Generacion Chile SA			3.70%, 06/15/2028	200	199
4.25%, 04/15/2024	30	29	3.80%, 06/15/2047	400	361
Entergy Arkansas LLC			Public Service Electric & Gas Co
3.75%, 02/15/2021	30	30	3.25%, 09/01/2023	200	198
Entergy Corp			3.65%, 09/01/2028	200	198
5.13%, 09/15/2020	30	30	Puget Energy Inc
Entergy Louisiana LLC			6.00%, 09/01/2021	500	525
3.12%, 09/01/2027	300	283	Puget Sound Energy Inc
3.25%, 04/01/2028	500	474	4.22%, 06/15/2048	300	289
Evergy Inc			4.30%, 05/20/2045	400	392
4.85%, 06/01/2021	30	31	San Diego Gas & Electric Co
Exelon Corp			3.60%, 09/01/2023	30	30
3.40%, 04/15/2026	90	84	4.50%, 08/15/2040	350	347
3.50%, 06/01/2022	90	87	Sempra Energy
4.95%, 06/15/2035	320	318	2.40%, 03/15/2020	200	196
5.15%, 12/01/2020	500	511	4.00%, 02/01/2048	70	58
Exelon Generation Co LLC			6.00%, 10/15/2039	394	429
4.25%, 06/15/2022	500	504	South Carolina Electric & Gas Co
FirstEnergy Corp			5.45%, 02/01/2041	540	585
3.90%, 07/15/2027	400	383	Southern California Edison Co
4.85%, 07/15/2047	475	457	5.50%, 03/15/2040	350	362
7.38%, 11/15/2031	60	76	5.95%, 02/01/2038	30	32
Florida Power & Light Co			Southern Co/The
2.75%, 06/01/2023	500	489	2.35%, 07/01/2021	430	414
3.70%, 12/01/2047	70	62	2.95%, 07/01/2023	105	100
4.05%, 10/01/2044	25	24	4.40%, 07/01/2046	50	45
5.65%, 02/01/2037	250	289	Southern Power Co
Georgia Power Co			2.50%, 12/15/2021	300	291
2.00%, 09/08/2020	400	389	4.95%, 12/15/2046	300	278
3.25%, 03/30/2027	750	695	Southwestern Electric Power Co
Hydro-Quebec			4.10%, 09/15/2028	500	492
8.05%, 07/07/2024	530	648	6.20%, 03/15/2040	390	452
Mississippi Power Co			Southwestern Public Service Co
4.25%, 03/15/2042	30	27	4.50%, 08/15/2041	300	298
NextEra Energy Capital Holdings Inc			TransAlta Corp
3.55%, 05/01/2027	475	448	6.50%, 03/15/2040	30	28
4.50%, 06/01/2021	50	51

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Finance - Mortgage Loan/Banker (continued)
Union Electric Co			Freddie Mac (continued)
3.65%, 04/15/2045	$500	$443	1.88%, 11/17/2020	$500	$491
Virginia Electric & Power Co			2.38%, 01/13/2022	1,750	1,722
3.15%, 01/15/2026	500	479	2.50%, 04/23/2020	1,000	996
WEC Energy Group Inc			2.75%, 06/19/2023	500	496
3.55%, 06/15/2025	70	68	6.25%, 07/15/2032	500	652
Xcel Energy Inc			6.75%, 03/15/2031	43	57
4.00%, 06/15/2028	300	296			$21,026
		$29,020	Food - 0.35%
Electrical Components & Equipment - 0.00%			Campbell Soup Co
Emerson Electric Co			3.95%, 03/15/2025	75	71
2.63%, 02/15/2023	30	29	4.25%, 04/15/2021	30	30
Electronics - 0.06%			Conagra Brands Inc
Arrow Electronics Inc			4.85%, 11/01/2028	140	139
4.50%, 03/01/2023	30	30	5.30%, 11/01/2038	85	81
Corning Inc			5.40%, 11/01/2048	85	81
4.25%, 08/15/2020	500	509	General Mills Inc
Honeywell International Inc			3.15%, 12/15/2021	30	29
3.35%, 12/01/2023	500	501	3.70%, 10/17/2023	75	74
Jabil Inc			4.00%, 04/17/2025	75	73
4.70%, 09/15/2022	30	30	4.20%, 04/17/2028	150	145
Tyco Electronics Group SA			JM Smucker Co/The
7.13%, 10/01/2037	37	47	3.00%, 03/15/2022	300	290
		$1,117	4.25%, 03/15/2035	300	267
Environmental Control - 0.10%			Kellogg Co
Republic Services Inc			2.65%, 12/01/2023	460	430
2.90%, 07/01/2026	500	462	4.00%, 12/15/2020	400	405
3.20%, 03/15/2025	300	288	Koninklijke Ahold Delhaize NV
Waste Management Inc			5.70%, 10/01/2040	30	32
3.50%, 05/15/2024	1,000	985	Kraft Heinz Foods Co
		$1,735	3.00%, 06/01/2026	285	252
Federal & Federally Sponsored Credit - 0.01%			3.50%, 06/06/2022	500	492
Federal Farm Credit Banks			3.50%, 07/15/2022	500	489
1.58%, 02/17/2021	150	146	3.95%, 07/15/2025	120	115
			4.38%, 06/01/2046	345	282
Finance - Mortgage Loan/Banker - 1.20%			4.63%, 01/30/2029	25	24
Fannie Mae			5.00%, 07/15/2035	75	69
1.13%, 07/26/2019	2,200	2,178	5.00%, 06/04/2042	25	22
1.25%, 02/26/2019	2,000	1,994	5.20%, 07/15/2045	75	68
1.25%, 05/06/2021	300	289	5.38%, 02/10/2020	30	31
1.38%, 02/26/2021	250	242	6.50%, 02/09/2040	105	112
1.50%, 02/28/2020	500	492	6.88%, 01/26/2039	20	22
1.50%, 11/30/2020	500	487	Kroger Co/The
1.70%, 01/27/2020	500	494	2.95%, 11/01/2021	500	490
1.88%, 12/28/2020	150	147	4.45%, 02/01/2047	25	22
2.00%, 01/05/2022	500	487	4.65%, 01/15/2048	300	269
2.13%, 04/24/2026	1,000	933	5.15%, 08/01/2043	300	287
2.63%, 09/06/2024	250	245	5.40%, 07/15/2040	30	30
5.63%, 07/15/2037	65	83	Sysco Corp
6.63%, 11/15/2030	500	658	3.30%, 07/15/2026	500	471
7.13%, 01/15/2030	250	337	Tyson Foods Inc
7.25%, 05/15/2030	249	340	3.55%, 06/02/2027	75	69
Federal Home Loan Banks			4.88%, 08/15/2034	350	335
1.13%, 07/14/2021	950	910			$6,098
1.38%, 09/28/2020	750	730
1.38%, 02/18/2021	500	484	Forest Products & Paper - 0.08%
1.88%, 03/13/2020	500	494	Georgia-Pacific LLC
1.88%, 11/29/2021	1,250	1,214	7.75%, 11/15/2029	20	26
2.38%, 03/30/2020	500	497	8.00%, 01/15/2024	400	474
2.63%, 05/28/2020	500	499	International Paper Co
2.63%, 10/01/2020	500	498	3.65%, 06/15/2024	250	248
3.25%, 11/16/2028	750	748	4.40%, 08/15/2047	250	211
4.13%, 03/13/2020	100	102	7.30%, 11/15/2039	326	384
5.50%, 07/15/2036	50	62			$1,343
5.63%, 06/11/2021	65	69	Gas - 0.08%
Freddie Mac			Atmos Energy Corp
1.38%, 05/01/2020	250	245	4.13%, 10/15/2044	250	233
1.40%, 08/22/2019	163	161
1.50%, 01/17/2020	500	493

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Gas (continued)			Healthcare - Services (continued)
Dominion Energy Gas Holdings LLC			Anthem Inc (continued)
3.55%, 11/01/2023	$30	$29	4.38%, 12/01/2047	$300	$269
4.60%, 12/15/2044	200	191	4.65%, 01/15/2043	30	28
ONE Gas Inc			4.65%, 08/15/2044	650	616
3.61%, 02/01/2024	50	50	Baylor Scott & White Holdings
Southern California Gas Co			4.19%, 11/15/2045	125	121
3.15%, 09/15/2024	500	487	Cigna Corp
Washington Gas Light Co			3.88%, 10/15/2047	185	151
3.80%, 09/15/2046	500	449	4.00%, 02/15/2022	600	604
		$1,439	Coventry Health Care Inc
Hand & Machine Tools - 0.04%			5.45%, 06/15/2021	108	111
Snap-on Inc			Duke University Health System Inc
3.25%, 03/01/2027	500	475	3.92%, 06/01/2047	300	283
Stanley Black & Decker Inc			Halfmoon Parent Inc
3.40%, 12/01/2021	250	249	3.20%, 09/17/2020(e)	140	139
		$724	3.40%, 09/17/2021(e)	100	99
Healthcare - Products - 0.51%			3.75%, 07/15/2023(e)	240	237
Abbott Laboratories			4.13%, 11/15/2025(e)	170	168
2.90%, 11/30/2021	460	449	4.38%, 10/15/2028(e)	300	295
3.75%, 11/30/2026	327	319	4.80%, 08/15/2038(e)	170	164
4.75%, 04/15/2043	300	303	4.90%, 12/15/2048(e)	230	219
4.90%, 11/30/2046	360	373	Humana Inc
Becton Dickinson and Co			4.63%, 12/01/2042	500	476
3.73%, 12/15/2024	781	754	Laboratory Corp of America Holdings
4.67%, 06/06/2047	75	69	4.70%, 02/01/2045	250	229
4.69%, 12/15/2044	75	69	Memorial Sloan-Kettering Cancer Center
5.00%, 11/12/2040	30	29	4.13%, 07/01/2052	150	143
Boston Scientific Corp			4.20%, 07/01/2055	250	240
3.85%, 05/15/2025	950	926	Northwell Healthcare Inc
6.00%, 01/15/2020	30	31	3.98%, 11/01/2046	500	439
Danaher Corp			Providence St Joseph Health Obligated Group
4.38%, 09/15/2045	300	293	3.74%, 10/01/2047	250	222
Koninklijke Philips NV			Quest Diagnostics Inc
5.00%, 03/15/2042	30	31	4.75%, 01/30/2020	12	12
Medtronic Inc			Trinity Health Corp
3.15%, 03/15/2022	1,070	1,054	4.13%, 12/01/2045	250	236
3.50%, 03/15/2025	885	867	UnitedHealth Group Inc
4.38%, 03/15/2035	309	310	2.70%, 07/15/2020	300	298
4.63%, 03/15/2044	500	505	2.88%, 03/15/2023	250	243
4.63%, 03/15/2045	105	107	3.10%, 03/15/2026	250	237
5.55%, 03/15/2040	40	45	3.75%, 07/15/2025	440	438
Stryker Corp			4.25%, 06/15/2048	110	106
3.38%, 11/01/2025	75	71	4.70%, 02/15/2021	500	514
3.50%, 03/15/2026	575	545	4.75%, 07/15/2045	500	515
4.38%, 05/15/2044	25	23	6.50%, 06/15/2037	500	626
Thermo Fisher Scientific Inc					$10,927
2.95%, 09/19/2026	300	273	Housewares - 0.05%
4.15%, 02/01/2024	600	603	Newell Brands Inc
4.70%, 05/01/2020	30	31	3.85%, 04/01/2023	50	49
Zimmer Biomet Holdings Inc			4.20%, 04/01/2026	750	714
3.15%, 04/01/2022	275	268	5.50%, 04/01/2046	30	27
3.55%, 04/01/2025	575	542			$790
		$8,890	Insurance - 0.74%
Healthcare - Services - 0.62%			Aflac Inc
Advocate Health & Hospitals Corp			3.63%, 11/15/2024	300	295
3.83%, 08/15/2028	300	301	Alleghany Corp
Aetna Inc			4.90%, 09/15/2044	500	487
2.75%, 11/15/2022	250	239	Allstate Corp/The
2.80%, 06/15/2023	50	47	3.28%, 12/15/2026	300	288
3.88%, 08/15/2047	60	50	5.35%, 06/01/2033	350	393
6.63%, 06/15/2036	253	298	American International Group Inc
6.75%, 12/15/2037	205	245	3.75%, 07/10/2025	75	71
AHS Hospital Corp			3.90%, 04/01/2026	500	474
5.02%, 07/01/2045	400	425	4.20%, 04/01/2028	130	124
Anthem Inc			4.38%, 01/15/2055	300	243
3.50%, 08/15/2024	450	434	4.50%, 07/16/2044	75	65
3.65%, 12/01/2027	360	337	4.88%, 06/01/2022	955	980
4.10%, 03/01/2028	75	73

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Internet (continued)
American International Group Inc (continued)			Alphabet Inc
5.75%, 04/01/2048(c)	$400	$360	2.00%, 08/15/2026	$500	$447
3 Month USD LIBOR + 2.87%			3.63%, 05/19/2021	40	40
Aon Corp			Amazon.com Inc
5.00%, 09/30/2020	480	492	2.40%, 02/22/2023	300	287
Aon PLC			2.50%, 11/29/2022	40	38
3.50%, 06/14/2024	250	243	2.60%, 12/05/2019	500	498
4.75%, 05/15/2045	270	254	2.80%, 08/22/2024	75	72
AXA Equitable Holdings Inc			3.15%, 08/22/2027	450	427
4.35%, 04/20/2028(e)	140	133	3.80%, 12/05/2024	75	76
5.00%, 04/20/2048(e)	90	79	3.88%, 08/22/2037	340	321
AXA SA			4.25%, 08/22/2057	75	70
8.60%, 12/15/2030	30	38	4.80%, 12/05/2034	350	367
Berkshire Hathaway Finance Corp			eBay Inc
4.20%, 08/15/2048	180	171	2.60%, 07/15/2022	450	430
4.25%, 01/15/2021	350	357	3.45%, 08/01/2024	60	57
5.75%, 01/15/2040	25	28	4.00%, 07/15/2042	20	15
Berkshire Hathaway Inc			Expedia Group Inc
2.75%, 03/15/2023	25	24	3.80%, 02/15/2028	90	82
3.13%, 03/15/2026	275	262			$4,641
3.75%, 08/15/2021	750	760	Iron & Steel - 0.07%
4.50%, 02/11/2043	350	350	Nucor Corp
Chubb Corp/The			4.00%, 08/01/2023	250	253
6.50%, 05/15/2038	326	402	Vale Overseas Ltd
Chubb INA Holdings Inc			4.38%, 01/11/2022	300	305
2.70%, 03/13/2023	300	290	6.88%, 11/10/2039	550	621
2.88%, 11/03/2022	500	489			$1,179
CNA Financial Corp			Leisure Products & Services - 0.04%
5.75%, 08/15/2021	40	42	Carnival Corp
First American Financial Corp			3.95%, 10/15/2020	25	25
4.60%, 11/15/2024	300	304	Harley-Davidson Inc
Lincoln National Corp			3.50%, 07/28/2025	300	285
6.15%, 04/07/2036	20	22	Royal Caribbean Cruises Ltd
Manulife Financial Corp			5.25%, 11/15/2022	300	313
4.15%, 03/04/2026	300	300	7.50%, 10/15/2027	100	118
Marsh & McLennan Cos Inc					$741
2.35%, 03/06/2020	200	197	Lodging - 0.08%
MetLife Inc			Marriott International Inc/MD
3.60%, 11/13/2025	400	390	2.30%, 01/15/2022	350	334
4.05%, 03/01/2045	450	404	2.88%, 03/01/2021	600	589
4.13%, 08/13/2042	250	229	4.15%, 12/01/2023	200	199
4.60%, 05/13/2046	50	49	4.65%, 12/01/2028	200	195
4.75%, 02/08/2021	579	594			$1,317
4.88%, 11/13/2043	50	51
6.40%, 12/15/2066	430	434	Machinery - Construction & Mining - 0.09%
3 Month USD LIBOR + 2.21%			Caterpillar Financial Services Corp
PartnerRe Finance B LLC			1.70%, 08/09/2021	250	239
5.50%, 06/01/2020	40	41	1.93%, 10/01/2021	500	480
Progressive Corp/The			2.40%, 08/09/2026	250	224
3.75%, 08/23/2021	30	30	Caterpillar Inc
4.35%, 04/25/2044	30	30	3.40%, 05/15/2024	500	496
Prudential Financial Inc			3.80%, 08/15/2042	50	45
3.91%, 12/07/2047	475	408			$1,484
5.20%, 03/15/2044(c)	400	382	Machinery - Diversified - 0.09%
3 Month USD LIBOR + 3.04%			Cummins Inc
5.70%, 12/14/2036	280	307	4.88%, 10/01/2043	25	26
Reinsurance Group of America Inc			Dover Corp
4.70%, 09/15/2023	30	31	5.38%, 03/01/2041	30	32
Travelers Cos Inc/The			John Deere Capital Corp
4.00%, 05/30/2047	300	276	2.75%, 03/15/2022	530	519
Voya Financial Inc			2.80%, 03/06/2023	500	484
3.65%, 06/15/2026	335	315	3.35%, 06/12/2024	300	296
		$12,988	Wabtec Corp
Internet - 0.26%			4.70%, 09/15/2028	300	284
Alibaba Group Holding Ltd			Xylem Inc/NY
3.40%, 12/06/2027	260	238	4.88%, 10/01/2021	17	17
3.60%, 11/28/2024	1,000	968			$1,658
4.40%, 12/06/2057	240	208

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media - 0.94%			Media (continued)
21st Century Fox America Inc			Time Warner Entertainment Co LP
3.38%, 11/15/2026	$170	$165	8.38%, 07/15/2033	$20	$24
4.50%, 02/15/2021	500	510	Viacom Inc
4.75%, 11/15/2046	200	206	3.88%, 12/15/2021	530	530
6.40%, 12/15/2035	50	61	Walt Disney Co/The
7.85%, 03/01/2039	250	356	1.85%, 07/30/2026	50	44
CBS Corp			2.35%, 12/01/2022	20	19
2.90%, 06/01/2023(e)	1,000	945	2.75%, 08/16/2021	35	34
4.85%, 07/01/2042	300	279	3.75%, 06/01/2021	525	532
7.88%, 07/30/2030	30	37	7.00%, 03/01/2032	30	39
Charter Communications Operating LLC / Charter			Warner Media LLC
Communications Operating Capital			2.95%, 07/15/2026	400	355
3.75%, 02/15/2028	500	449	3.55%, 06/01/2024	500	479
4.46%, 07/23/2022	575	576	4.85%, 07/15/2045	500	442
4.91%, 07/23/2025	70	69			$16,463
5.38%, 04/01/2038	50	45	Metal Fabrication & Hardware - 0.01%
5.38%, 05/01/2047	500	446	Precision Castparts Corp
5.75%, 04/01/2048	210	196	3.25%, 06/15/2025	75	72
6.38%, 10/23/2035	30	31	3.90%, 01/15/2043	193	178
Comcast Cable Communications Holdings Inc					$250
9.46%, 11/15/2022	20	24	Mining - 0.19%
Comcast Corp			Barrick North America Finance LLC
2.35%, 01/15/2027	90	79	5.75%, 05/01/2043	280	289
2.75%, 03/01/2023	50	48	BHP Billiton Finance USA Ltd
2.85%, 01/15/2023	25	24	4.13%, 02/24/2042	25	24
3.13%, 07/15/2022	610	602	5.00%, 09/30/2043	525	554
3.15%, 03/01/2026	75	70	Goldcorp Inc
3.15%, 02/15/2028	260	239	3.63%, 06/09/2021	30	30
3.38%, 02/15/2025	600	581	3.70%, 03/15/2023	500	488
3.38%, 08/15/2025	300	288	Newmont Mining Corp
3.55%, 05/01/2028	75	71	3.50%, 03/15/2022	500	491
3.70%, 04/15/2024	440	439	6.25%, 10/01/2039	100	107
3.90%, 03/01/2038	290	261	Rio Tinto Alcan Inc
3.97%, 11/01/2047	105	90	5.75%, 06/01/2035	400	451
4.00%, 03/01/2048	200	176	6.13%, 12/15/2033	30	35
4.00%, 11/01/2049	90	78	Rio Tinto Finance USA Ltd
4.05%, 11/01/2052	90	76	3.75%, 06/15/2025	75	74
4.15%, 10/15/2028	545	540	Southern Copper Corp
4.50%, 01/15/2043	25	23	3.88%, 04/23/2025	500	469
4.60%, 10/15/2038	265	259	5.38%, 04/16/2020	40	41
4.60%, 08/15/2045	270	260	5.88%, 04/23/2045	350	345
4.65%, 07/15/2042	75	72			$3,398
4.70%, 10/15/2048	570	555	Miscellaneous Manufacturers - 0.32%
5.65%, 06/15/2035	500	541	3M Co
6.40%, 03/01/2040	500	581	2.00%, 06/26/2022	500	479
6.45%, 03/15/2037	620	725	3.25%, 02/14/2024	200	198
Discovery Communications LLC			3.63%, 09/14/2028	300	299
2.95%, 03/20/2023	75	71	Eaton Corp
3.95%, 06/15/2025(e)	350	334	2.75%, 11/02/2022	520	499
3.95%, 03/20/2028	500	465	4.15%, 11/02/2042	95	87
5.00%, 09/20/2037	30	28	General Electric Co
5.20%, 09/20/2047	300	277	2.70%, 10/09/2022	75	68
6.35%, 06/01/2040	40	42	3.10%, 01/09/2023	75	68
Grupo Televisa SAB			3.15%, 09/07/2022	500	459
5.00%, 05/13/2045	300	253	4.13%, 10/09/2042	30	23
NBCUniversal Media LLC			4.50%, 03/11/2044	575	463
2.88%, 01/15/2023	10	10	4.63%, 01/07/2021	50	50
RELX Capital Inc			5.88%, 01/14/2038	750	698
3.13%, 10/15/2022	16	16	6.15%, 08/07/2037	60	57
Thomson Reuters Corp			6.75%, 03/15/2032	310	316
3.35%, 05/15/2026	400	366	Illinois Tool Works Inc
5.85%, 04/15/2040	30	31	2.65%, 11/15/2026	90	82
Time Warner Cable LLC			3.50%, 03/01/2024	540	541
4.00%, 09/01/2021	55	55	Ingersoll-Rand Luxembourg Finance SA
4.50%, 09/15/2042	1,050	828	2.63%, 05/01/2020	500	494
6.55%, 05/01/2037	50	51	Parker-Hannifin Corp
7.30%, 07/01/2038	60	65	3.30%, 11/21/2024	300	293
			3.50%, 09/15/2022	30	30

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)			Oil & Gas (continued)
Textron Inc			Exxon Mobil Corp
4.00%, 03/15/2026	$500	$486	1.91%, 03/06/2020	$500	$493
		$5,690	2.40%, 03/06/2022	575	557
Office & Business Equipment - 0.01%			2.71%, 03/06/2025	275	260
Xerox Corp			Hess Corp
4.50%, 05/15/2021	30	30	4.30%, 04/01/2027	300	274
6.75%, 12/15/2039	250	223	7.13%, 03/15/2033	21	23
		$253	7.30%, 08/15/2031	349	385
Oil & Gas - 1.73%			HollyFrontier Corp
Anadarko Finance Co			5.88%, 04/01/2026	500	514
7.50%, 05/01/2031	50	58	Husky Energy Inc
Anadarko Petroleum Corp			4.00%, 04/15/2024	500	488
6.20%, 03/15/2040	480	502	Kerr-McGee Corp
6.45%, 09/15/2036	60	64	6.95%, 07/01/2024	400	444
6.60%, 03/15/2046	60	66	Marathon Oil Corp
Apache Corp			2.80%, 11/01/2022	75	71
3.63%, 02/01/2021	530	528	3.85%, 06/01/2025	500	467
4.75%, 04/15/2043	280	240	4.40%, 07/15/2027	300	287
BP Capital Markets America Inc			Marathon Petroleum Corp
3.79%, 02/06/2024	400	400	3.63%, 09/15/2024	500	480
BP Capital Markets PLC			5.00%, 09/15/2054	200	178
2.50%, 11/06/2022	75	72	Nexen Energy ULC
2.52%, 01/15/2020	500	497	6.40%, 05/15/2037	730	860
3.02%, 01/16/2027	1,090	1,003	7.50%, 07/30/2039	39	52
3.12%, 05/04/2026	75	70	Noble Energy Inc
3.25%, 05/06/2022	640	632	4.15%, 12/15/2021	750	749
3.28%, 09/19/2027	75	70	Occidental Petroleum Corp
3.51%, 03/17/2025	75	73	2.70%, 02/15/2023	75	72
3.59%, 04/14/2027	75	72	3.13%, 02/15/2022	25	25
3.72%, 11/28/2028	575	554	3.50%, 06/15/2025	500	488
Canadian Natural Resources Ltd			4.10%, 02/15/2047	500	451
3.80%, 04/15/2024	750	732	Petro-Canada
Cenovus Energy Inc			6.80%, 05/15/2038	364	422
3.00%, 08/15/2022	300	282	Petroleos Mexicanos
4.25%, 04/15/2027	300	267	4.25%, 01/15/2025	50	44
Chevron Corp			4.88%, 01/24/2022	1,180	1,142
2.36%, 12/05/2022	350	334	5.50%, 01/21/2021	300	299
2.42%, 11/17/2020	175	173	5.50%, 06/27/2044	530	397
2.43%, 06/24/2020	290	287	5.63%, 01/23/2046	400	299
2.95%, 05/16/2026	180	169	6.50%, 03/13/2027	500	468
3.33%, 11/17/2025	165	161	6.63%, 06/15/2035	750	656
CNOOC Finance 2013 Ltd			6.75%, 09/21/2047	550	455
3.00%, 05/09/2023	500	479	6.88%, 08/04/2026	300	288
CNOOC Nexen Finance 2014 ULC			Phillips 66
4.25%, 04/30/2024	500	501	4.30%, 04/01/2022	75	76
Concho Resources Inc			4.88%, 11/15/2044	500	473
4.88%, 10/01/2047	75	70	5.88%, 05/01/2042	30	32
ConocoPhillips			Pioneer Natural Resources Co
6.50%, 02/01/2039	490	598	3.95%, 07/15/2022	30	30
ConocoPhillips Co			Shell International Finance BV
4.95%, 03/15/2026	500	527	1.88%, 05/10/2021	545	526
Devon Energy Corp			2.88%, 05/10/2026	155	145
3.25%, 05/15/2022	300	290	3.25%, 05/11/2025	355	344
5.00%, 06/15/2045	75	65	3.50%, 11/13/2023	200	199
5.60%, 07/15/2041	570	533	3.75%, 09/12/2046	90	80
Ecopetrol SA			3.88%, 11/13/2028	200	200
5.88%, 09/18/2023	1,040	1,082	4.00%, 05/10/2046	75	70
EOG Resources Inc			4.13%, 05/11/2035	135	131
2.63%, 03/15/2023	480	457	4.38%, 03/25/2020	565	573
4.15%, 01/15/2026	500	504	4.38%, 05/11/2045	575	566
4.40%, 06/01/2020	40	41	6.38%, 12/15/2038	410	504
EQT Corp			Suncor Energy Inc
3.90%, 10/01/2027	90	79	4.00%, 11/15/2047	370	314
Equinor ASA			6.85%, 06/01/2039	73	88
3.15%, 01/23/2022	300	297	Total Capital International SA
			2.88%, 02/17/2022	475	466
			Total Capital SA
			4.25%, 12/15/2021	550	562

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Pharmaceuticals (continued)
Valero Energy Corp			CVS Health Corp (continued)
6.63%, 06/15/2037	$60	$66	3.88%, 07/20/2025	$25	$24
7.50%, 04/15/2032	60	73	4.00%, 12/05/2023	50	50
		$30,435	4.10%, 03/25/2025	75	74
Oil & Gas Services - 0.12%			4.30%, 03/25/2028	955	928
Baker Hughes a GE Co LLC			4.78%, 03/25/2038	820	782
3.20%, 08/15/2021	128	125	5.05%, 03/25/2048	770	747
Baker Hughes a GE Co LLC / Baker Hughes Co-			5.13%, 07/20/2045	740	719
Obligor Inc			Eli Lilly & Co
2.77%, 12/15/2022	75	71	5.50%, 03/15/2027	530	597
3.34%, 12/15/2027	135	121	Express Scripts Holding Co
Halliburton Co			3.90%, 02/15/2022	500	500
3.25%, 11/15/2021	530	524	4.75%, 11/15/2021	50	51
3.80%, 11/15/2025	220	210	4.80%, 07/15/2046	500	470
5.00%, 11/15/2045	230	221	GlaxoSmithKline Capital Inc
7.45%, 09/15/2039	26	33	3.38%, 05/15/2023	190	188
National Oilwell Varco Inc			3.63%, 05/15/2025	85	84
2.60%, 12/01/2022	475	447	3.88%, 05/15/2028	165	165
3.95%, 12/01/2042	400	317	6.38%, 05/15/2038	430	530
Schlumberger Investment SA			Johnson & Johnson
3.65%, 12/01/2023	75	74	1.65%, 03/01/2021	265	257
		$2,143	2.45%, 03/01/2026	225	208
Packaging & Containers - 0.00%			2.90%, 01/15/2028	75	71
Packaging Corp of America			2.95%, 03/03/2027	75	72
4.50%, 11/01/2023	25	26	3.40%, 01/15/2038	500	455
Pharmaceuticals - 1.33%			3.50%, 01/15/2048	70	63
AbbVie Inc			3.55%, 03/01/2036	750	699
2.50%, 05/14/2020	620	610	3.70%, 03/01/2046	90	83
2.85%, 05/14/2023	40	38	5.95%, 08/15/2037	75	92
2.90%, 11/06/2022	550	530	McKesson Corp
3.20%, 05/14/2026	390	358	2.70%, 12/15/2022	500	480
3.60%, 05/14/2025	170	162	4.75%, 03/01/2021	100	102
4.25%, 11/14/2028	140	134	4.88%, 03/15/2044	80	75
4.30%, 05/14/2036	280	250	Mead Johnson Nutrition Co
4.40%, 11/06/2042	25	22	4.60%, 06/01/2044	30	30
4.45%, 05/14/2046	270	232	Merck & Co Inc
4.50%, 05/14/2035	245	225	2.35%, 02/10/2022	50	48
4.70%, 05/14/2045	320	286	2.40%, 09/15/2022	75	72
4.88%, 11/14/2048	170	155	2.80%, 05/18/2023	75	73
Allergan Funding SCS			4.15%, 05/18/2043	750	748
3.00%, 03/12/2020	685	681	Mylan Inc
3.80%, 03/15/2025	395	379	4.20%, 11/29/2023	30	29
3.85%, 06/15/2024	90	87	Mylan NV
4.55%, 03/15/2035	170	158	3.15%, 06/15/2021	825	805
4.75%, 03/15/2045	500	463	3.95%, 06/15/2026	240	220
4.85%, 06/15/2044	30	28	5.25%, 06/15/2046	230	195
AmerisourceBergen Corp			Novartis Capital Corp
3.40%, 05/15/2024	30	29	3.00%, 11/20/2025	90	85
AstraZeneca PLC			4.40%, 04/24/2020	30	31
2.38%, 11/16/2020	195	191	4.40%, 05/06/2044	530	540
2.38%, 06/12/2022	500	476	Pfizer Inc
3.38%, 11/16/2025	180	172	1.95%, 06/03/2021	200	194
3.50%, 08/17/2023	20	20	3.00%, 12/15/2026	500	476
4.00%, 01/17/2029	400	389	3.40%, 05/15/2024	100	99
4.00%, 09/18/2042	300	266	4.00%, 12/15/2036	45	43
4.38%, 08/17/2048	60	55	4.13%, 12/15/2046	75	72
6.45%, 09/15/2037	30	35	4.20%, 09/15/2048	80	78
Bristol-Myers Squibb Co			4.30%, 06/15/2043	225	224
3.25%, 08/01/2042	515	436	4.40%, 05/15/2044	75	76
Cardinal Health Inc			5.20%, 08/12/2020	110	113
3.41%, 06/15/2027	400	360	7.20%, 03/15/2039	60	82
4.60%, 03/15/2043	430	366	Shire Acquisitions Investments Ireland DAC
CVS Health Corp			3.20%, 09/23/2026	300	270
2.13%, 06/01/2021	35	34	Takeda Pharmaceutical Co Ltd
2.80%, 07/20/2020	340	335	3.80%, 11/26/2020(e)	200	200
2.88%, 06/01/2026	60	54	4.40%, 11/26/2023(e)	200	202
3.50%, 07/20/2022	500	493
3.70%, 03/09/2023	30	30

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pharmaceuticals (continued)			Pipelines (continued)
Wyeth LLC			Sabine Pass Liquefaction LLC
5.95%, 04/01/2037	$60	$72	4.20%, 03/15/2028	$75	$70
6.50%, 02/01/2034	525	649	5.00%, 03/15/2027	375	374
Zoetis Inc			5.63%, 02/01/2021	200	206
3.25%, 02/01/2023	540	528	5.63%, 03/01/2025	75	78
		$23,359	5.88%, 06/30/2026	200	211
Pipelines - 0.92%			Spectra Energy Partners LP
Andeavor Logistics LP / Tesoro Logistics Finance			4.75%, 03/15/2024	105	107
Corp			5.95%, 09/25/2043	400	420
4.25%, 12/01/2027	300	279	Sunoco Logistics Partners Operations LP
5.20%, 12/01/2047	300	271	4.65%, 02/15/2022	155	157
Boardwalk Pipelines LP			5.40%, 10/01/2047	400	354
3.38%, 02/01/2023	30	29	TransCanada PipeLines Ltd
Buckeye Partners LP			3.75%, 10/16/2023	30	30
3.95%, 12/01/2026	500	447	4.88%, 05/15/2048	80	76
4.35%, 10/15/2024	25	25	6.10%, 06/01/2040	30	32
Enbridge Energy Partners LP			7.25%, 08/15/2038	750	906
5.20%, 03/15/2020	24	24	Williams Cos Inc/The
7.38%, 10/15/2045	70	86	3.60%, 03/15/2022	500	491
7.50%, 04/15/2038	350	423	3.75%, 06/15/2027	45	42
Enbridge Inc			3.90%, 01/15/2025	500	482
4.25%, 12/01/2026	75	73	4.00%, 09/15/2025	50	48
Energy Transfer Operating LP			5.10%, 09/15/2045	220	201
4.05%, 03/15/2025	300	283	5.25%, 03/15/2020	530	540
4.20%, 04/15/2027	300	277	6.30%, 04/15/2040	30	31
4.90%, 03/15/2035	500	444			$16,205
5.30%, 04/15/2047	300	261	Private Equity - 0.02%
6.50%, 02/01/2042	300	302	Brookfield Asset Management Inc
Energy Transfer Partners LP / Regency Energy			4.00%, 01/15/2025	300	293
Finance Corp			Regional Authority - 0.19%
5.00%, 10/01/2022	350	356	Province of Alberta Canada
Enterprise Products Operating LLC			3.30%, 03/15/2028	100	99
3.70%, 02/15/2026	400	385	Province of British Columbia Canada
4.25%, 02/15/2048	110	95	2.00%, 10/23/2022	500	480
4.45%, 02/15/2043	350	311	2.65%, 09/22/2021	400	396
4.85%, 08/15/2042	400	376	6.50%, 01/15/2026	45	53
5.20%, 09/01/2020	430	441	Province of Manitoba Canada
6.88%, 03/01/2033	39	46	3.05%, 05/14/2024	30	30
EQM Midstream Partners LP			Province of Ontario Canada
4.13%, 12/01/2026	500	450	2.50%, 09/10/2021	500	491
Kinder Morgan Energy Partners LP			3.20%, 05/16/2024	440	438
3.50%, 09/01/2023	390	375	3.40%, 10/17/2023	210	212
3.95%, 09/01/2022	600	594	Province of Quebec Canada
4.70%, 11/01/2042	20	17	2.75%, 08/25/2021	540	535
6.38%, 03/01/2041	380	392	2.88%, 10/16/2024	500	490
6.95%, 01/15/2038	383	425	7.50%, 09/15/2029	36	49
Kinder Morgan Inc/DE			Province of Saskatchewan Canada
5.05%, 02/15/2046	300	270	8.50%, 07/15/2022	17	20
Magellan Midstream Partners LP					$3,293
4.25%, 02/01/2021	750	756	REITs - 0.77%
MPLX LP			Alexandria Real Estate Equities Inc
4.13%, 03/01/2027	140	131	3.90%, 06/15/2023	750	751
4.50%, 04/15/2038	200	172	3.95%, 01/15/2028	300	284
4.88%, 12/01/2024	500	506	American Tower Corp
4.88%, 06/01/2025	100	101	3.38%, 10/15/2026	500	459
4.90%, 04/15/2058	165	137	3.50%, 01/31/2023	75	73
5.50%, 02/15/2049	130	124	4.70%, 03/15/2022	50	51
ONEOK Inc			5.90%, 11/01/2021	500	527
4.00%, 07/13/2027	300	282	AvalonBay Communities Inc
7.50%, 09/01/2023	300	338	3.50%, 11/15/2024	1,000	979
ONEOK Partners LP			3.63%, 10/01/2020	100	100
6.13%, 02/01/2041	30	30	4.15%, 07/01/2047	300	275
Plains All American Pipeline LP / PAA Finance			Boston Properties LP
Corp			2.75%, 10/01/2026	300	268
4.50%, 12/15/2026	500	477	3.13%, 09/01/2023	20	19
4.70%, 06/15/2044	30	25	3.65%, 02/01/2026	75	72
6.65%, 01/15/2037	500	513	5.63%, 11/15/2020	30	31

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Retail - 0.78%
Brixmor Operating Partnership LP			AutoZone Inc
3.65%, 06/15/2024	$400	$384	3.13%, 04/21/2026	$500	$460
Crown Castle International Corp			3.75%, 06/01/2027	300	284
3.20%, 09/01/2024	75	71	Costco Wholesale Corp
3.70%, 06/15/2026	510	481	1.75%, 02/15/2020	250	246
5.25%, 01/15/2023	500	517	2.15%, 05/18/2021	200	195
CubeSmart LP			2.30%, 05/18/2022	200	194
4.38%, 12/15/2023	30	30	3.00%, 05/18/2027	300	284
Duke Realty LP			Dollar Tree Inc
3.75%, 12/01/2024	300	295	3.70%, 05/15/2023	85	83
3.88%, 10/15/2022	530	532	4.00%, 05/15/2025	60	57
Federal Realty Investment Trust			4.20%, 05/15/2028	130	121
4.50%, 12/01/2044	300	288	Home Depot Inc/The
Government Properties Income Trust			2.00%, 04/01/2021	500	486
4.00%, 07/15/2022	300	297	2.70%, 04/01/2023	50	49
HCP Inc			3.75%, 02/15/2024	500	505
3.88%, 08/15/2024	200	194	4.25%, 04/01/2046	670	645
4.20%, 03/01/2024	200	199	5.88%, 12/16/2036	330	385
4.25%, 11/15/2023	75	75	Kohl's Corp
Healthcare Trust of America Holdings LP			4.25%, 07/17/2025	300	294
2.95%, 07/01/2022	400	385	Lowe's Cos Inc
Highwoods Realty LP			2.50%, 04/15/2026	90	82
3.20%, 06/15/2021	30	30	3.10%, 05/03/2027	160	151
Hospitality Properties Trust			3.38%, 09/15/2025	50	49
4.50%, 06/15/2023	500	497	3.70%, 04/15/2046	20	17
4.65%, 03/15/2024	40	40	3.88%, 09/15/2023	30	30
Host Hotels & Resorts LP			4.38%, 09/15/2045	500	473
5.25%, 03/15/2022	500	516	Macy's Retail Holdings Inc
6.00%, 10/01/2021	30	31	6.90%, 04/01/2029	410	431
Kimco Realty Corp			McDonald's Corp
2.70%, 03/01/2024	300	279	3.25%, 06/10/2024	175	170
3.20%, 05/01/2021	750	739	3.63%, 05/20/2021	750	754
Liberty Property LP			3.70%, 01/30/2026	115	112
3.38%, 06/15/2023	40	39	4.88%, 12/09/2045	340	338
3.75%, 04/01/2025	90	87	Nordstrom Inc
Mid-America Apartments LP			5.00%, 01/15/2044	300	260
3.60%, 06/01/2027	500	471	O'Reilly Automotive Inc
National Retail Properties Inc			3.55%, 03/15/2026	500	476
3.60%, 12/15/2026	300	285	Starbucks Corp
4.80%, 10/15/2048	200	189	2.10%, 02/04/2021	750	730
Omega Healthcare Investors Inc			4.50%, 11/15/2048	75	69
4.95%, 04/01/2024	30	30	Target Corp
Realty Income Corp			3.63%, 04/15/2046	300	255
3.25%, 10/15/2022	500	490	3.88%, 07/15/2020	500	505
4.13%, 10/15/2026	20	20	3.90%, 11/15/2047	60	53
Simon Property Group LP			TJX Cos Inc/The
2.75%, 02/01/2023	250	241	2.75%, 06/15/2021	25	25
4.75%, 03/15/2042	164	164	Walgreens Boots Alliance Inc
SITE Centers Corp			2.70%, 11/18/2019	500	496
4.63%, 07/15/2022	130	133	4.80%, 11/18/2044	525	482
UDR Inc			Walmart Inc
4.00%, 10/01/2025	200	197	2.35%, 12/15/2022	220	211
Ventas Realty LP			3.25%, 10/25/2020	550	552
3.75%, 05/01/2024	500	487	3.30%, 04/22/2024	550	544
5.70%, 09/30/2043	225	240	3.40%, 06/26/2023	350	349
Weingarten Realty Investors			3.63%, 12/15/2047	90	80
3.38%, 10/15/2022	120	118	3.70%, 06/26/2028	255	252
Welltower Inc			3.95%, 06/28/2038	195	188
4.00%, 06/01/2025	75	73	4.00%, 04/11/2043	750	714
4.50%, 01/15/2024	30	30	4.05%, 06/29/2048	315	302
5.25%, 01/15/2022	350	363	5.25%, 09/01/2035	40	45
Weyerhaeuser Co			5.63%, 04/01/2040	40	48
4.70%, 03/15/2021	30	30	5.63%, 04/15/2041	60	70
7.38%, 03/15/2032	30	36			$13,601
		$13,492	Semiconductors - 0.40%
			Analog Devices Inc
			2.95%, 01/12/2021	300	297

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Semiconductors (continued)			Software (continued)
Applied Materials Inc			Oracle Corp (continued)
4.35%, 04/01/2047	$45	$42	3.90%, 05/15/2035	$130	$121
5.85%, 06/15/2041	500	572	4.00%, 07/15/2046	500	453
Broadcom Corp / Broadcom Cayman Finance Ltd			4.00%, 11/15/2047	75	68
3.00%, 01/15/2022	1,200	1,154	4.30%, 07/08/2034	75	74
3.88%, 01/15/2027	650	585	4.38%, 05/15/2055	150	141
Intel Corp			4.50%, 07/08/2044	50	49
2.45%, 07/29/2020	300	297	5.38%, 07/15/2040	550	609
2.60%, 05/19/2026	90	83	6.13%, 07/08/2039	60	72
2.88%, 05/11/2024	105	101			$11,360
3.15%, 05/11/2027	150	143	Sovereign - 1.38%
3.30%, 10/01/2021	550	551	Chile Government International Bond
3.73%, 12/08/2047	105	93	3.86%, 06/21/2047	300	272
4.10%, 05/11/2047	500	469	3.88%, 08/05/2020	750	758
4.90%, 07/29/2045	500	528	Colombia Government International Bond
NVIDIA Corp			5.00%, 06/15/2045	350	327
2.20%, 09/16/2021	300	291	7.38%, 09/18/2037	500	595
3.20%, 09/16/2026	500	467	11.75%, 02/25/2020	300	329
QUALCOMM Inc			10.38%, 01/28/2033	400	581
2.25%, 05/20/2020	250	246	Export Development Canada
2.60%, 01/30/2023	310	295	1.75%, 07/21/2020	750	735
3.25%, 05/20/2027	330	304	Export-Import Bank of Korea
3.45%, 05/20/2025	180	171	1.88%, 10/21/2021	350	334
4.65%, 05/20/2035	70	67	2.25%, 01/21/2020	500	494
4.80%, 05/20/2045	110	103	5.00%, 04/11/2022	500	522
Texas Instruments Inc			Hungary Government International Bond
4.15%, 05/15/2048	105	101	5.38%, 03/25/2024	500	526
		$6,960	6.38%, 03/29/2021	500	526
Software - 0.65%			Israel Government AID Bond
Fidelity National Information Services Inc			5.50%, 09/18/2023	65	72
3.63%, 10/15/2020	200	200	5.50%, 04/26/2024	65	73
5.00%, 10/15/2025	126	130	5.50%, 09/18/2033	33	41
Fiserv Inc			Israel Government International Bond
2.70%, 06/01/2020	1,000	986	4.00%, 06/30/2022	650	662
3.50%, 10/01/2022	30	30	Japan Bank for International Cooperation
3.85%, 06/01/2025	105	103	1.75%, 05/28/2020	500	491
Microsoft Corp			2.13%, 02/10/2025	300	280
1.55%, 08/08/2021	35	34	2.25%, 11/04/2026	1,000	920
1.85%, 02/06/2020	500	494	2.38%, 04/20/2026	500	468
2.38%, 02/12/2022	750	731	3.00%, 05/29/2024	300	296
2.40%, 02/06/2022	500	488	Korea International Bond
2.40%, 08/08/2026	560	513	2.75%, 01/19/2027	250	235
3.13%, 11/03/2025	270	262	Mexico Government International Bond
3.30%, 02/06/2027	105	102	3.63%, 03/15/2022	570	560
3.45%, 08/08/2036	640	591	3.75%, 01/11/2028	225	208
3.50%, 02/12/2035	75	70	4.13%, 01/21/2026	500	483
3.63%, 12/15/2023	550	555	4.60%, 01/23/2046	500	430
3.70%, 08/08/2046	575	532	4.60%, 02/10/2048	300	258
3.95%, 08/08/2056	135	125	4.75%, 03/08/2044	210	185
4.00%, 02/12/2055	75	70	5.75%, 10/12/2110	500	458
4.10%, 02/06/2037	75	75	6.75%, 09/27/2034	750	846
4.20%, 11/03/2035	360	364	8.30%, 08/15/2031	97	125
4.25%, 02/06/2047	90	91	Panama Government International Bond
4.45%, 11/03/2045	207	214	3.75%, 03/16/2025	250	245
4.50%, 02/06/2057	640	657	4.50%, 04/16/2050	200	187
4.75%, 11/03/2055	70	76	5.20%, 01/30/2020	500	510
Oracle Corp			8.88%, 09/30/2027	570	748
1.90%, 09/15/2021	80	77	Peruvian Government International Bond
2.40%, 09/15/2023	75	71	5.63%, 11/18/2050	400	453
2.50%, 10/15/2022	75	72	8.75%, 11/21/2033	350	503
2.63%, 02/15/2023	330	318	Philippine Government International Bond
2.65%, 07/15/2026	30	27	3.00%, 02/01/2028	300	278
2.80%, 07/08/2021	500	494	3.70%, 03/01/2041	500	457
2.95%, 11/15/2024	50	48	4.00%, 01/15/2021	750	759
2.95%, 05/15/2025	70	67	7.75%, 01/14/2031	140	185
3.25%, 11/15/2027	340	323	10.63%, 03/16/2025	600	822
3.40%, 07/08/2024	550	540
3.80%, 11/15/2037	265	243

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)			Supranational Bank (continued)
Republic of Italy Government International Bond			Inter-American Development Bank (continued)
5.38%, 06/15/2033	$40	$40	2.50%, 01/18/2023	$330	$324
6.88%, 09/27/2023	550	592	3.13%, 09/18/2028	300	298
Republic of Poland Government International			4.38%, 01/24/2044	50	57
Bond			International Bank for Reconstruction &
5.00%, 03/23/2022	500	522	Development
5.13%, 04/21/2021	580	602	1.38%, 05/24/2021	345	332
Svensk Exportkredit AB			1.38%, 09/20/2021	320	307
1.75%, 08/28/2020	400	392	1.63%, 09/04/2020	1,500	1,467
Tennessee Valley Authority			1.88%, 10/07/2022	180	173
3.50%, 12/15/2042	100	94	1.88%, 10/27/2026	1,000	915
3.88%, 02/15/2021	400	408	2.25%, 06/24/2021	750	737
4.25%, 09/15/2065	150	159	2.50%, 07/29/2025	270	261
4.63%, 09/15/2060	300	342	3.00%, 09/27/2023	300	301
5.25%, 09/15/2039	250	302	7.63%, 01/19/2023	933	1,098
5.38%, 04/01/2056	61	78	International Finance Corp
5.88%, 04/01/2036	600	756	1.63%, 07/16/2020	200	196
6.75%, 11/01/2025	57	70	2.13%, 04/07/2026	1,000	939
Tunisia Government AID Bonds			Nordic Investment Bank
1.42%, 08/05/2021	250	240	1.50%, 09/29/2020	400	390
Ukraine Government AID Bonds					$24,248
1.47%, 09/29/2021	250	240	Telecommunications - 1.11%
Uruguay Government International Bond			America Movil SAB de CV
4.13%, 11/20/2045	386	332	5.00%, 03/30/2020	30	30
4.38%, 10/27/2027	210	207	6.13%, 03/30/2040	450	510
7.63%, 03/21/2036	400	511	AT&T Inc
		$24,124	3.00%, 06/30/2022	90	87
Supranational Bank - 1.38%			3.20%, 03/01/2022	230	226
African Development Bank			3.88%, 08/15/2021	20	20
1.38%, 02/12/2020	250	246	3.90%, 03/11/2024	500	491
2.38%, 09/23/2021	15	15	3.95%, 01/15/2025	500	483
3.00%, 09/20/2023	600	599	4.10%, 02/15/2028	575	541
Asian Development Bank			4.13%, 02/17/2026	75	73
1.75%, 01/10/2020	500	494	4.30%, 02/15/2030	937	873
1.75%, 06/08/2021	500	486	4.35%, 06/15/2045	1,090	888
1.75%, 09/13/2022	500	477	4.50%, 05/15/2035	500	443
2.13%, 11/24/2021	800	780	4.50%, 03/09/2048	110	92
2.13%, 03/19/2025	300	284	4.55%, 03/09/2049	500	414
2.38%, 08/10/2027	500	470	4.75%, 05/15/2046	90	78
2.75%, 03/17/2023	270	267	5.15%, 11/15/2046	905	819
2.75%, 01/19/2028	130	126	5.25%, 03/01/2037	75	71
5.82%, 06/16/2028	39	46	5.35%, 09/01/2040	54	51
Corp Andina de Fomento			5.55%, 08/15/2041	75	71
4.38%, 06/15/2022	559	574	6.38%, 03/01/2041	75	78
European Bank for Reconstruction &			British Telecommunications PLC
Development			9.62%, 12/15/2030	600	813
1.13%, 08/24/2020	1,000	970	Cisco Systems Inc
1.88%, 02/23/2022	500	482	1.85%, 09/20/2021	750	721
European Investment Bank			2.45%, 06/15/2020	460	455
1.25%, 12/16/2019	500	492	2.50%, 09/20/2026	60	55
1.38%, 06/15/2020	1,330	1,300	2.95%, 02/28/2026	300	284
1.63%, 03/16/2020	300	295	5.50%, 01/15/2040	60	69
1.88%, 02/10/2025	250	233	Deutsche Telekom International Finance BV
2.00%, 03/15/2021	795	779	8.75%, 06/15/2030	530	697
2.25%, 03/15/2022	500	488	Juniper Networks Inc
2.38%, 05/24/2027	650	612	4.35%, 06/15/2025	200	197
2.50%, 04/15/2021	150	148	Motorola Solutions Inc
2.50%, 03/15/2023	440	431	3.50%, 09/01/2021	275	272
2.88%, 09/15/2020	1,100	1,099	Orange SA
2.88%, 12/15/2021	600	598	4.13%, 09/14/2021	30	30
4.88%, 02/15/2036	500	590	5.38%, 01/13/2042	30	31
FMS Wertmanagement			9.00%, 03/01/2031	500	686
1.75%, 03/17/2020	200	197	Rogers Communications Inc
2.00%, 08/01/2022	400	386	5.00%, 03/15/2044	200	201
Inter-American Development Bank			7.50%, 08/15/2038	250	319
1.63%, 05/12/2020	600	590	Telefonica Emisiones SAU
2.13%, 01/18/2022	500	487	5.13%, 04/27/2020	100	102
2.38%, 07/07/2027	1,500	1,412	7.05%, 06/20/2036	530	608

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)			Transportation (continued)
Telefonica Europe BV			Union Pacific Corp (continued)
8.25%, 09/15/2030	$350	$443	4.80%, 09/10/2058	$145	$140
Verizon Communications Inc			United Parcel Service Inc
2.63%, 08/15/2026	500	448	3.13%, 01/15/2021	530	530
2.95%, 03/15/2022	358	351	3.63%, 10/01/2042	500	436
3.13%, 03/16/2022	255	252	3.75%, 11/15/2047	110	97
3.50%, 11/01/2024	1,000	975	4.88%, 11/15/2040	30	31
3.85%, 11/01/2042	90	75			$10,047
4.15%, 03/15/2024	100	101	Water - 0.01%
4.27%, 01/15/2036	250	230	American Water Capital Corp
4.33%, 09/21/2028	60	60	3.75%, 09/01/2047	140	121
4.40%, 11/01/2034	80	76	6.59%, 10/15/2037	13	16
4.50%, 08/10/2033	290	282			$137
4.52%, 09/15/2048	50	46	TOTAL BONDS		$566,980
4.67%, 03/15/2055	1,090	978		Principal
4.81%, 03/15/2039	75	72	MUNICIPAL BONDS - 0.67%	Amount (000's) Value (000's)
4.86%, 08/21/2046	1,250	1,191	California - 0.19%
5.01%, 08/21/2054	682	644	Bay Area Toll Authority
5.25%, 03/16/2037	75	77	6.26%, 04/01/2049	$175	$231
5.50%, 03/16/2047	45	47	6.91%, 10/01/2050	250	352
6.55%, 09/15/2043	60	69	East Bay Municipal Utility District Water System
Vodafone Group PLC			Revenue
3.75%, 01/16/2024	75	73	5.87%, 06/01/2040	20	25
4.13%, 05/30/2025	75	73	Los Angeles Department of Water & Power Power
4.38%, 05/30/2028	375	360	System Revenue
5.00%, 05/30/2038	80	73	6.57%, 07/01/2045	250	336
5.25%, 05/30/2048	315	290	Los Angeles Unified School District/CA
6.15%, 02/27/2037	240	248	5.76%, 07/01/2029	530	608
		$19,413	Regents of the University of California Medical
Transportation - 0.57%			Center Pooled Revenue
Burlington Northern Santa Fe LLC			6.55%, 05/15/2048	20	26
3.65%, 09/01/2025	500	500	State of California
4.05%, 06/15/2048	75	69	3.50%, 04/01/2028	115	112
4.15%, 04/01/2045	200	188	7.30%, 10/01/2039	300	409
4.40%, 03/15/2042	30	29	7.70%, 11/01/2030	500	542
4.55%, 09/01/2044	400	397	University of California
4.90%, 04/01/2044	45	47	5.77%, 05/15/2043	530	625
5.40%, 06/01/2041	400	438			$3,266
Canadian National Railway Co			Colorado - 0.02%
2.85%, 12/15/2021	500	493	Regional Transportation District
Canadian Pacific Railway Co			5.84%, 11/01/2050	250	316
2.90%, 02/01/2025	500	474	Connecticut - 0.03%
4.45%, 03/15/2023	30	31	State of Connecticut
6.13%, 09/15/2115	75	85	5.85%, 03/15/2032	530	596
CSX Corp
2.60%, 11/01/2026	350	313	Florida - 0.03%
3.40%, 08/01/2024	600	589	State Board of Administration Finance Corp
3.80%, 03/01/2028	75	72	3.00%, 07/01/2020	500	499
4.30%, 03/01/2048	200	185	Georgia - 0.02%
4.75%, 05/30/2042	430	422	Municipal Electric Authority of Georgia
FedEx Corp			6.64%, 04/01/2057	340	366
3.25%, 04/01/2026	713	672	Illinois - 0.03%
3.88%, 08/01/2042	30	25	Chicago Transit Authority
4.00%, 01/15/2024	250	253	6.20%, 12/01/2040	30	36
4.55%, 04/01/2046	500	454	City of Chicago IL
Norfolk Southern Corp			6.31%, 01/01/2044	30	29
3.00%, 04/01/2022	500	492	State of Illinois
3.25%, 12/01/2021	40	40	4.95%, 06/01/2023	85	86
3.94%, 11/01/2047	192	170	5.10%, 06/01/2033	400	379
4.15%, 02/28/2048	500	455			$530
4.84%, 10/01/2041	30	30	New Jersey - 0.08%
Union Pacific Corp			New Jersey Economic Development
2.75%, 03/01/2026	500	461	Authority (credit support from AGM)
3.80%, 10/01/2051	280	230	0.00%, 02/15/2023(d),(g)	50	42
3.95%, 09/10/2028	140	137	New Jersey Economic Development
4.10%, 09/15/2067	500	405	Authority (credit support from NATL)
4.16%, 07/15/2022	575	585	7.43%, 02/15/2029(g)	450	546
4.50%, 09/10/2048	75	72

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
New Jersey (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
New Jersey Transportation Trust Fund Authority			2.50%, 11/01/2046	$133	$123
6.56%, 12/15/2040	$146	$173	3.00%, 01/01/2021	44	44
New Jersey Turnpike Authority (credit support			3.00%, 09/01/2021	3	2
from NEW JERSEY ST TPK AUTH TPK REV)			3.00%, 10/01/2021	137	135
7.41%, 01/01/2040(g)	500	696	3.00%, 12/01/2021	82	81
		$1,457	3.00%, 02/01/2023	130	129
New York - 0.14%			3.00%, 12/01/2026(h)	600	590
City of New York NY			3.00%, 02/01/2027	302	300
6.27%, 12/01/2037	500	619	3.00%, 02/01/2027	115	114
New York City Water & Sewer System			3.00%, 05/01/2027	37	37
5.72%, 06/15/2042	280	336	3.00%, 06/01/2027	109	108
5.95%, 06/15/2042	250	312	3.00%, 07/01/2028	45	44
New York State Urban Development Corp			3.00%, 11/01/2028	406	402
5.77%, 03/15/2039	465	526	3.00%, 04/01/2029	372	368
Port Authority of New York & New Jersey			3.00%, 07/01/2029	73	72
4.46%, 10/01/2062	500	495	3.00%, 09/01/2029	350	346
		$2,288	3.00%, 10/01/2029	508	503
Ohio - 0.04%			3.00%, 10/01/2029	266	263
American Municipal Power Inc			3.00%, 11/01/2029	225	222
7.83%, 02/15/2041	300	426	3.00%, 12/01/2029	71	70
Ohio State University/The			3.00%, 01/01/2030	199	197
3.80%, 12/01/2046	350	329	3.00%, 03/01/2030	34	34
4.91%, 06/01/2040	50	56	3.00%, 04/01/2030	128	126
		$811	3.00%, 11/01/2030	310	306
Texas - 0.07%			3.00%, 11/01/2030	186	184
City of Houston TX			3.00%, 01/01/2031	644	634
6.29%, 03/01/2032	480	560	3.00%, 02/01/2031	47	46
Dallas Area Rapid Transit			3.00%, 03/01/2031	128	126
5.02%, 12/01/2048	30	33	3.00%, 03/01/2031	74	73
State of Texas			3.00%, 04/01/2031	520	512
4.68%, 04/01/2040	300	329	3.00%, 05/01/2032	515	506
5.52%, 04/01/2039	300	364	3.00%, 12/01/2032	269	265
		$1,286	3.00%, 03/01/2033	300	295
			3.00%, 04/01/2033	70	68
Wisconsin - 0.02%			3.00%, 07/01/2033	475	468
State of Wisconsin (credit support from AGM)			3.00%, 09/01/2033	225	222
5.70%, 05/01/2026(g)	350	384	3.00%, 10/01/2033	297	292
TOTAL MUNICIPAL BONDS		$11,799	3.00%, 09/01/2034	358	351
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 10/01/2034	249	245
AGENCY OBLIGATIONS - 66.55%	Amount (000's) Value (000's)		3.00%, 12/01/2034	80	78
Federal Home Loan Mortgage Corporation (FHLMC) - 7.79%			3.00%, 04/01/2035	209	203
2.00%, 03/01/2028	$53	$51	3.00%, 06/01/2035	291	285
2.00%, 08/01/2028	296	285	3.00%, 04/01/2036	142	138
2.00%, 01/01/2030	74	71	3.00%, 04/01/2036	192	188
2.00%, 09/01/2031	179	168	3.00%, 09/01/2036	117	114
2.00%, 12/01/2031	242	227	3.00%, 09/01/2036	245	238
2.50%, 03/01/2027	102	100	3.00%, 11/01/2036	83	81
2.50%, 08/01/2027	76	74	3.00%, 02/01/2037	256	248
2.50%, 08/01/2028	196	192	3.00%, 04/01/2038	240	231
2.50%, 09/01/2029	465	452	3.00%, 09/01/2042	1,708	1,643
2.50%, 12/01/2029	587	569	3.00%, 10/01/2042	412	396
2.50%, 01/01/2030	613	594	3.00%, 11/01/2042	697	670
2.50%, 09/01/2030	1,378	1,330	3.00%, 01/01/2043	123	118
2.50%, 01/01/2031	352	339	3.00%, 01/01/2043	123	118
2.50%, 01/01/2031	520	501	3.00%, 02/01/2043	658	633
2.50%, 02/01/2031	513	495	3.00%, 04/01/2043	1,108	1,065
2.50%, 04/01/2031	171	165	3.00%, 07/01/2043	144	139
2.50%, 12/01/2031	798	769	3.00%, 08/01/2043	906	870
2.50%, 01/01/2032	161	155	3.00%, 08/01/2043	1,110	1,066
2.50%, 01/01/2032	816	786	3.00%, 09/01/2043	191	184
2.50%, 03/01/2032	246	237	3.00%, 10/01/2043	144	139
2.50%, 03/01/2033	297	286	3.00%, 12/01/2044	516	495
2.50%, 04/01/2033	275	265	3.00%, 01/01/2045	27	26
2.50%, 05/01/2033	725	699	3.00%, 01/01/2045	147	140
2.50%, 12/01/2033(h)	725	698	3.00%, 03/01/2045	320	306
2.50%, 11/01/2036	169	160	3.00%, 04/01/2045	956	915
2.50%, 01/01/2043	147	136	3.00%, 06/01/2045	635	608
2.50%, 07/01/2043	72	66	3.00%, 08/01/2045	41	40
2.50%, 01/01/2046	75	69

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 08/01/2045	$1,005	$961	3.50%, 03/01/2045	$503	$495
3.00%, 12/01/2045	1,172	1,119	3.50%, 06/01/2045	526	518
3.00%, 01/01/2046	113	108	3.50%, 07/01/2045	516	508
3.00%, 03/01/2046	711	678	3.50%, 08/01/2045	340	335
3.00%, 04/01/2046	384	367	3.50%, 09/01/2045	502	494
3.00%, 04/01/2046	1,313	1,253	3.50%, 10/01/2045	63	62
3.00%, 06/01/2046	1,052	1,004	3.50%, 12/01/2045	1,322	1,302
3.00%, 07/01/2046	411	392	3.50%, 01/01/2046	1,186	1,168
3.00%, 09/01/2046	1,082	1,033	3.50%, 03/01/2046	818	805
3.00%, 10/01/2046	265	253	3.50%, 03/01/2046	2,600	2,560
3.00%, 10/01/2046	113	108	3.50%, 04/01/2046	629	621
3.00%, 11/01/2046	21	20	3.50%, 04/01/2046	1,319	1,298
3.00%, 11/01/2046	1,192	1,137	3.50%, 05/01/2046	874	860
3.00%, 11/01/2046	965	921	3.50%, 05/01/2046	816	804
3.00%, 11/01/2046	502	479	3.50%, 06/01/2046	732	719
3.00%, 11/01/2046	437	417	3.50%, 08/01/2046	385	379
3.00%, 12/01/2046	1,142	1,088	3.50%, 09/01/2046	484	475
3.00%, 12/01/2046	1,117	1,066	3.50%, 04/01/2047	869	854
3.00%, 01/01/2047	626	597	3.50%, 11/01/2047	953	935
3.00%, 02/01/2047	439	419	3.50%, 03/01/2048	1,198	1,175
3.00%, 03/01/2047	343	327	3.50%, 08/01/2048	998	979
3.00%, 09/01/2047	399	380	3.50%, 12/01/2048(h)	12,050	11,815
3.00%, 12/01/2048(h)	3,250	3,096	4.00%, 07/01/2020	62	63
3.50%, 01/01/2021	64	64	4.00%, 07/01/2024	11	11
3.50%, 01/01/2021	23	23	4.00%, 12/01/2024	176	180
3.50%, 03/01/2021	143	143	4.00%, 08/01/2025	16	16
3.50%, 03/01/2021	15	15	4.00%, 10/01/2025	12	12
3.50%, 10/01/2025	110	110	4.00%, 03/01/2026	4	4
3.50%, 10/01/2025	24	24	4.00%, 12/01/2026(h)	625	636
3.50%, 11/01/2025	4	4	4.00%, 12/01/2030	31	32
3.50%, 11/01/2025	8	8	4.00%, 11/01/2033	213	218
3.50%, 12/01/2025	61	61	4.00%, 07/01/2034	145	149
3.50%, 02/01/2026	27	28	4.00%, 04/01/2038	354	359
3.50%, 04/01/2026	103	104	4.00%, 07/01/2039	57	58
3.50%, 06/01/2026	13	13	4.00%, 12/01/2040	299	304
3.50%, 08/01/2026	13	13	4.00%, 12/01/2040	59	60
3.50%, 12/01/2026(h)	875	877	4.00%, 12/01/2040	69	70
3.50%, 12/01/2028	65	66	4.00%, 10/01/2041	75	76
3.50%, 02/01/2029	56	56	4.00%, 12/01/2041	48	49
3.50%, 06/01/2029	347	348	4.00%, 12/01/2041(h)	11,375	11,439
3.50%, 09/01/2029	14	14	4.00%, 01/01/2042	13	13
3.50%, 02/01/2030	264	265	4.00%, 01/01/2042(h)	900	904
3.50%, 09/01/2030	52	52	4.00%, 01/01/2044	22	22
3.50%, 12/01/2031	318	320	4.00%, 02/01/2044	276	279
3.50%, 05/01/2034	351	352	4.00%, 02/01/2044	15	15
3.50%, 05/01/2034	125	126	4.00%, 03/01/2044	84	85
3.50%, 11/01/2034	147	146	4.00%, 04/01/2044	386	389
3.50%, 01/01/2035	290	292	4.00%, 05/01/2044	161	163
3.50%, 06/01/2035	248	247	4.00%, 06/01/2044	279	281
3.50%, 04/01/2037	138	137	4.00%, 07/01/2044	517	521
3.50%, 06/01/2037	276	276	4.00%, 07/01/2044	623	629
3.50%, 11/01/2041	40	40	4.00%, 07/01/2044	47	48
3.50%, 01/01/2042	37	37	4.00%, 07/01/2044	197	199
3.50%, 04/01/2042	48	47	4.00%, 08/01/2044	11	11
3.50%, 06/01/2042	42	41	4.00%, 09/01/2044	172	174
3.50%, 06/01/2042	212	209	4.00%, 11/01/2044	505	509
3.50%, 06/01/2042	999	988	4.00%, 11/01/2044	25	26
3.50%, 06/01/2042	795	787	4.00%, 12/01/2044	354	357
3.50%, 07/01/2042	2,148	2,125	4.00%, 12/01/2044	2,025	2,042
3.50%, 08/01/2042	36	36	4.00%, 01/01/2045	510	514
3.50%, 10/01/2042	1,111	1,099	4.00%, 02/01/2045	21	21
3.50%, 08/01/2043	398	394	4.00%, 04/01/2045	78	79
3.50%, 01/01/2044	519	513	4.00%, 05/01/2045	264	266
3.50%, 08/01/2044	23	23	4.00%, 07/01/2045	395	398
3.50%, 01/01/2045	703	693	4.00%, 08/01/2045	724	730
3.50%, 02/01/2045	207	204	4.00%, 09/01/2045	1,852	1,866
3.50%, 02/01/2045	286	282	4.00%, 10/01/2045	147	148
3.50%, 03/01/2045	981	966	4.00%, 10/01/2045	1,043	1,051

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 11/01/2045	$621	$626	5.00%, 04/01/2021		$7	$7
4.00%, 11/01/2045	110	111	5.00%, 09/01/2033		180	191
4.00%, 12/01/2045	137	138	5.00%, 09/01/2033		8	9
4.00%, 02/01/2046	207	208	5.00%, 08/01/2035		9	9
4.00%, 05/01/2046	270	272	5.00%, 10/01/2035		1	1
4.00%, 06/01/2046	70	70	5.00%, 11/01/2035		105	112
4.00%, 03/01/2047	579	583	5.00%, 08/01/2036		16	17
4.00%, 10/01/2047	1,077	1,084	5.00%, 10/01/2036		81	85
4.00%, 09/01/2048	793	798	5.00%, 11/01/2036		12	13
4.00%, 10/01/2048	200	201	5.00%, 12/01/2036		297	315
4.00%, 11/01/2048	500	503	5.00%, 06/01/2037		9	10
4.50%, 01/01/2019	1	1	5.00%, 12/01/2038		62	65
4.50%, 05/01/2019	3	3	5.00%, 01/01/2039		14	15
4.50%, 12/01/2019	17	18	5.00%, 01/01/2039		15	16
4.50%, 01/01/2024	7	8	5.00%, 08/01/2039		159	168
4.50%, 08/01/2025	21	21	5.00%, 09/01/2039		15	16
4.50%, 10/01/2030	136	142	5.00%, 11/01/2039		359	379
4.50%, 05/01/2031	15	16	5.00%, 01/01/2040		31	33
4.50%, 02/01/2039	17	18	5.00%, 07/01/2040		73	77
4.50%, 04/01/2039	20	21	5.00%, 08/01/2040		30	31
4.50%, 09/01/2039	27	28	5.00%, 09/01/2040		8	9
4.50%, 10/01/2039	26	27	5.00%, 02/01/2041		92	97
4.50%, 10/01/2039	455	474	5.00%, 03/01/2041		127	135
4.50%, 11/01/2039	30	31	5.00%, 09/01/2041		19	21
4.50%, 02/01/2040	8	8	5.00%, 12/01/2041		186	197
4.50%, 02/01/2040	23	23	5.00%, 02/01/2042		671	709
4.50%, 02/01/2040	34	35	5.00%, 04/01/2044		176	187
4.50%, 05/01/2040	6	6	5.00%, 02/01/2048		250	261
4.50%, 05/01/2040	15	15	5.00%, 06/01/2048		300	314
4.50%, 07/01/2040	22	23	5.00%, 07/01/2048		150	157
4.50%, 08/01/2040	29	30	5.50%, 06/01/2034		110	118
4.50%, 08/01/2040	19	20	5.50%, 07/01/2036		28	30
4.50%, 08/01/2040	18	19	5.50%, 01/01/2037		33	35
4.50%, 09/01/2040	24	25	5.50%, 09/01/2037		12	13
4.50%, 01/01/2041	9	9	5.50%, 11/01/2037		14	15
4.50%, 02/01/2041	287	298	5.50%, 04/01/2038		7	8
4.50%, 03/01/2041	400	416	5.50%, 07/01/2038		139	148
4.50%, 05/01/2041	21	22	5.50%, 07/01/2038		7	7
4.50%, 06/01/2041	13	13	5.50%, 07/01/2038		161	173
4.50%, 06/01/2041	673	700	5.50%, 07/01/2038		137	147
4.50%, 08/01/2041	6	7	5.50%, 09/01/2038		14	15
4.50%, 08/01/2041	35	36	5.50%, 12/01/2038		270	288
4.50%, 12/01/2041(h)	1,675	1,722	5.50%, 12/01/2038		1	1
4.50%, 03/01/2042	18	19	5.50%, 10/01/2039		401	432
4.50%, 01/01/2043(h)	400	411	5.50%, 11/01/2039		65	69
4.50%, 09/01/2043	160	165	5.50%, 01/01/2040		13	14
4.50%, 10/01/2043	9	10	5.50%, 03/01/2040		8	9
4.50%, 11/01/2043	367	378	5.50%, 06/01/2040		18	20
4.50%, 11/01/2043	127	131	5.50%, 06/01/2041		182	196
4.50%, 12/01/2043	310	319	6.00%, 04/01/2023		1	1
4.50%, 02/01/2044	56	58	6.00%, 12/01/2037		14	15
4.50%, 03/01/2044	561	578	6.00%, 04/01/2038		426	467
4.50%, 04/01/2044	255	262	6.00%, 05/01/2038		43	47
4.50%, 09/01/2044	374	385	6.00%, 07/01/2038		26	29
4.50%, 09/01/2044	72	74	6.00%, 10/01/2038		2	2
4.50%, 09/01/2044	33	34	6.00%, 11/01/2038		152	165
4.50%, 10/01/2044	360	371	6.00%, 01/01/2039		53	57
4.50%, 10/01/2044	140	144	6.50%, 09/01/2039		29	33
4.50%, 11/01/2044	413	425				$136,706
4.50%, 01/01/2045	62	64	Federal National Mortgage Association (FNMA) - 12.00%
4.50%, 09/01/2045	405	417	2.00%, 11/01/2028		55	52
4.50%, 05/01/2046	87	90	2.00%, 09/01/2029		472	452
4.50%, 02/01/2047	137	141	2.00%, 01/01/2030		69	66
4.50%, 03/01/2047	250	257	2.00%, 01/01/2030		31	29
4.50%, 07/01/2047	200	206	2.00%, 05/01/2030		191	179
4.50%, 11/01/2047	47	48	2.00%, 12/01/2031		325	305
4.50%, 07/01/2048	300	309	2.00%, 02/01/2032		195	183
4.50%, 09/01/2048	1,581	1,626	2.00%, 07/01/2032		45	42

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
2.50%, 01/01/2028	$183	$179	3.00%, 01/01/2030	$127	$126
2.50%, 07/01/2028	171	167	3.00%, 06/01/2030	441	437
2.50%, 07/01/2028	467	455	3.00%, 07/01/2030	736	728
2.50%, 08/01/2028	17	17	3.00%, 09/01/2030	145	144
2.50%, 11/01/2028	594	579	3.00%, 10/01/2030	648	642
2.50%, 09/01/2029	375	364	3.00%, 11/01/2030	584	578
2.50%, 11/01/2029	46	45	3.00%, 11/01/2030	14	14
2.50%, 12/01/2029	546	529	3.00%, 12/01/2030	104	103
2.50%, 02/01/2030	120	116	3.00%, 12/01/2030	486	480
2.50%, 03/01/2030	396	384	3.00%, 02/01/2031	500	494
2.50%, 03/01/2030	30	29	3.00%, 03/01/2031	354	349
2.50%, 05/01/2030	421	408	3.00%, 04/01/2031	145	143
2.50%, 07/01/2030	151	146	3.00%, 09/01/2031	717	708
2.50%, 08/01/2030	456	442	3.00%, 08/01/2032	263	260
2.50%, 08/01/2030	534	517	3.00%, 09/01/2032	177	175
2.50%, 12/01/2030	553	534	3.00%, 01/01/2033	67	66
2.50%, 01/01/2031	33	31	3.00%, 04/01/2033	67	65
2.50%, 03/01/2031	656	633	3.00%, 09/01/2034	491	481
2.50%, 03/01/2031	521	503	3.00%, 11/01/2034	369	362
2.50%, 03/01/2031	119	115	3.00%, 12/01/2034	182	178
2.50%, 05/01/2031	245	236	3.00%, 02/01/2035	267	262
2.50%, 05/01/2031	143	138	3.00%, 02/01/2035	151	148
2.50%, 07/01/2031	566	546	3.00%, 05/01/2035	790	774
2.50%, 11/01/2031	805	776	3.00%, 06/01/2035	453	444
2.50%, 11/01/2031	396	382	3.00%, 11/01/2035	192	188
2.50%, 12/01/2031	161	155	3.00%, 02/01/2036	204	198
2.50%, 12/01/2031	400	386	3.00%, 07/01/2036	331	322
2.50%, 12/01/2031	137	133	3.00%, 12/01/2036	354	344
2.50%, 01/01/2032	402	388	3.00%, 12/01/2036	394	383
2.50%, 01/01/2032	238	230	3.00%, 12/01/2036	230	223
2.50%, 02/01/2032	223	215	3.00%, 02/01/2037	364	354
2.50%, 03/01/2032	251	242	3.00%, 04/01/2042	187	180
2.50%, 09/01/2032	225	217	3.00%, 11/01/2042	697	670
2.50%, 01/01/2033	45	44	3.00%, 11/01/2042	828	797
2.50%, 07/01/2033	22	21	3.00%, 12/01/2042	1,766	1,699
2.50%, 12/01/2033(h)	1,275	1,230	3.00%, 04/01/2043	721	693
2.50%, 10/01/2036	84	79	3.00%, 04/01/2043	729	700
2.50%, 10/01/2036	247	233	3.00%, 04/01/2043	400	385
2.50%, 12/01/2036	218	206	3.00%, 04/01/2043	190	183
2.50%, 12/01/2042	54	50	3.00%, 04/01/2043	19	18
2.50%, 01/01/2043	154	142	3.00%, 05/01/2043	352	338
2.50%, 02/01/2043	49	45	3.00%, 05/01/2043	586	564
2.50%, 05/01/2043	208	192	3.00%, 05/01/2043	1,343	1,291
2.50%, 10/01/2043	156	145	3.00%, 05/01/2043	178	172
2.50%, 05/01/2046	25	23	3.00%, 05/01/2043	51	49
2.50%, 12/01/2046	200	184	3.00%, 05/01/2043	720	693
2.50%, 01/01/2047	25	23	3.00%, 06/01/2043	208	200
2.50%, 01/01/2047	72	66	3.00%, 06/01/2043	617	593
3.00%, 12/01/2020	2	2	3.00%, 06/01/2043	863	829
3.00%, 11/01/2025	76	75	3.00%, 07/01/2043	1,052	1,012
3.00%, 01/01/2026	83	83	3.00%, 07/01/2043	748	719
3.00%, 11/01/2026	61	61	3.00%, 07/01/2043	901	866
3.00%, 12/01/2026(h)	2,525	2,491	3.00%, 07/01/2043	175	169
3.00%, 02/01/2027	47	46	3.00%, 07/01/2043	92	88
3.00%, 03/01/2027	104	103	3.00%, 08/01/2043	120	115
3.00%, 04/01/2027	165	164	3.00%, 08/01/2043	996	958
3.00%, 07/01/2027	53	53	3.00%, 10/01/2043	445	428
3.00%, 10/01/2027	134	133	3.00%, 10/01/2043	840	808
3.00%, 01/01/2029	135	134	3.00%, 11/01/2043	195	188
3.00%, 02/01/2029	114	112	3.00%, 01/01/2045	1,138	1,094
3.00%, 03/01/2029	9	9	3.00%, 01/01/2045	51	49
3.00%, 04/01/2029	457	452	3.00%, 01/01/2045	433	416
3.00%, 11/01/2029	65	64	3.00%, 01/01/2045	213	204
3.00%, 11/01/2029	100	99	3.00%, 04/01/2045	98	94
3.00%, 12/01/2029	131	129	3.00%, 04/01/2045	22	21
3.00%, 12/01/2029	251	249	3.00%, 08/01/2045	281	269
3.00%, 01/01/2030	599	593	3.00%, 12/01/2045	479	457
3.00%, 01/01/2030	697	690	3.00%, 12/01/2045	388	371

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.00%, 01/01/2046	$302	$289	3.50%, 10/01/2041	$37	$37
3.00%, 01/01/2046	706	675	3.50%, 12/01/2041	50	49
3.00%, 02/01/2046	36	35	3.50%, 12/01/2041(h)	16,250	15,932
3.00%, 02/01/2046	21	20	3.50%, 02/01/2042	490	485
3.00%, 03/01/2046	317	303	3.50%, 03/01/2042	116	114
3.00%, 04/01/2046	1,647	1,572	3.50%, 04/01/2042	141	139
3.00%, 04/01/2046	113	107	3.50%, 05/01/2042	96	95
3.00%, 04/01/2046	863	824	3.50%, 05/01/2042	738	730
3.00%, 05/01/2046	703	671	3.50%, 06/01/2042	665	658
3.00%, 05/01/2046	256	245	3.50%, 07/01/2042	118	117
3.00%, 05/01/2046	321	307	3.50%, 08/01/2042	81	80
3.00%, 08/01/2046	267	255	3.50%, 09/01/2042	76	75
3.00%, 09/01/2046	1,085	1,036	3.50%, 10/01/2042	915	905
3.00%, 10/01/2046	1,122	1,071	3.50%, 10/01/2042	104	102
3.00%, 11/01/2046	980	940	3.50%, 04/01/2043	876	867
3.00%, 11/01/2046	1,044	996	3.50%, 05/01/2043	563	556
3.00%, 11/01/2046	764	729	3.50%, 05/01/2043	929	919
3.00%, 11/01/2046	1,496	1,428	3.50%, 06/01/2043	162	160
3.00%, 11/01/2046	1,215	1,159	3.50%, 08/01/2043	687	678
3.00%, 11/01/2046	623	594	3.50%, 09/01/2043	1,698	1,680
3.00%, 12/01/2046	448	428	3.50%, 11/01/2043	267	263
3.00%, 12/01/2046	1,058	1,010	3.50%, 01/01/2044	222	219
3.00%, 12/01/2046	1,033	986	3.50%, 02/01/2044	21	20
3.00%, 01/01/2047	1,140	1,089	3.50%, 07/01/2044	991	980
3.00%, 02/01/2047	640	611	3.50%, 10/01/2044	429	423
3.00%, 02/01/2047	428	409	3.50%, 11/01/2044	473	465
3.00%, 04/01/2047	79	76	3.50%, 12/01/2044	650	640
3.00%, 12/01/2048(h)	2,600	2,478	3.50%, 12/01/2044	604	595
3.50%, 10/01/2025	168	168	3.50%, 01/01/2045	707	696
3.50%, 11/01/2025	30	30	3.50%, 02/01/2045	101	99
3.50%, 12/01/2025	152	153	3.50%, 02/01/2045	134	132
3.50%, 01/01/2026	467	468	3.50%, 02/01/2045	492	483
3.50%, 01/01/2026	92	92	3.50%, 02/01/2045	791	779
3.50%, 01/01/2026	21	21	3.50%, 04/01/2045	584	575
3.50%, 05/01/2026	170	170	3.50%, 04/01/2045	449	442
3.50%, 08/01/2026	27	27	3.50%, 05/01/2045	46	45
3.50%, 09/01/2026	253	254	3.50%, 06/01/2045	19	18
3.50%, 10/01/2026	383	384	3.50%, 07/01/2045	760	748
3.50%, 10/01/2026	331	332	3.50%, 08/01/2045	475	467
3.50%, 12/01/2026	256	257	3.50%, 08/01/2045	487	479
3.50%, 06/01/2027	262	263	3.50%, 09/01/2045	387	381
3.50%, 03/01/2029	145	146	3.50%, 10/01/2045	164	162
3.50%, 09/01/2029	261	262	3.50%, 10/01/2045	231	227
3.50%, 10/01/2029	403	405	3.50%, 10/01/2045	28	28
3.50%, 11/01/2029	8	8	3.50%, 10/01/2045	278	274
3.50%, 04/01/2030	25	26	3.50%, 11/01/2045	572	564
3.50%, 11/01/2030	140	141	3.50%, 11/01/2045	295	291
3.50%, 01/01/2031(h)	100	100	3.50%, 11/01/2045	580	572
3.50%, 04/01/2032	32	33	3.50%, 11/01/2045	567	558
3.50%, 07/01/2032	26	27	3.50%, 12/01/2045	763	751
3.50%, 09/01/2032	30	30	3.50%, 12/01/2045	828	816
3.50%, 10/01/2033	17	17	3.50%, 12/01/2045	713	702
3.50%, 10/01/2033	425	426	3.50%, 12/01/2045	245	241
3.50%, 10/01/2033	550	552	3.50%, 12/01/2045	44	44
3.50%, 05/01/2034	98	98	3.50%, 12/01/2045	681	671
3.50%, 06/01/2034	68	69	3.50%, 12/01/2045	357	352
3.50%, 07/01/2034	441	444	3.50%, 01/01/2046	800	787
3.50%, 09/01/2034	339	342	3.50%, 01/01/2046	782	770
3.50%, 10/01/2034	108	109	3.50%, 01/01/2046	770	758
3.50%, 12/01/2035	611	609	3.50%, 01/01/2046	183	180
3.50%, 02/01/2036	129	128	3.50%, 02/01/2046	300	295
3.50%, 07/01/2036	203	203	3.50%, 03/01/2046	948	933
3.50%, 08/01/2036	210	209	3.50%, 03/01/2046	67	66
3.50%, 02/01/2037	102	101	3.50%, 03/01/2046	636	626
3.50%, 05/01/2037	169	169	3.50%, 03/01/2046	682	671
3.50%, 07/01/2038	325	323	3.50%, 03/01/2046	731	719
3.50%, 03/01/2041	51	50	3.50%, 03/01/2046	218	214
3.50%, 06/01/2041	53	53	3.50%, 04/01/2046	906	892

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.50%, 04/01/2046	$163	$160	4.00%, 10/01/2044	$27	$27
3.50%, 05/01/2046	155	153	4.00%, 10/01/2044	82	83
3.50%, 05/01/2046	364	358	4.00%, 10/01/2044	91	92
3.50%, 06/01/2046	172	169	4.00%, 10/01/2044	137	138
3.50%, 07/01/2046	96	95	4.00%, 11/01/2044	119	120
3.50%, 07/01/2046	799	786	4.00%, 11/01/2044	62	63
3.50%, 12/01/2046	651	640	4.00%, 11/01/2044	260	262
3.50%, 02/01/2047	1,104	1,085	4.00%, 11/01/2044	147	148
3.50%, 06/01/2047	1,091	1,071	4.00%, 11/01/2044	160	161
3.50%, 10/01/2047	1,212	1,190	4.00%, 11/01/2044	37	37
3.50%, 02/01/2048	1,241	1,217	4.00%, 12/01/2044	339	342
3.50%, 04/01/2048	1,013	994	4.00%, 12/01/2044	448	451
3.50%, 06/01/2048	398	390	4.00%, 12/01/2044	278	280
3.50%, 09/01/2048	400	392	4.00%, 12/01/2044	89	89
3.50%, 10/01/2048	100	98	4.00%, 01/01/2045	517	521
4.00%, 05/01/2020	4	4	4.00%, 01/01/2045	521	525
4.00%, 05/01/2020	2	2	4.00%, 01/01/2045	195	197
4.00%, 12/01/2020	9	10	4.00%, 01/01/2045	23	24
4.00%, 03/01/2022	58	59	4.00%, 02/01/2045	479	483
4.00%, 03/01/2022	43	44	4.00%, 02/01/2045	207	208
4.00%, 09/01/2025	20	21	4.00%, 02/01/2045	208	209
4.00%, 03/01/2026	30	31	4.00%, 03/01/2045	131	132
4.00%, 09/01/2026	25	26	4.00%, 04/01/2045	316	318
4.00%, 12/01/2026(h)	1,350	1,375	4.00%, 06/01/2045	61	61
4.00%, 04/01/2029	13	13	4.00%, 08/01/2045	39	40
4.00%, 12/01/2030	17	17	4.00%, 08/01/2045	164	165
4.00%, 11/01/2031	21	21	4.00%, 08/01/2045	59	59
4.00%, 11/01/2033	351	359	4.00%, 09/01/2045	658	662
4.00%, 10/01/2034	238	243	4.00%, 09/01/2045	171	172
4.00%, 02/01/2036	328	334	4.00%, 11/01/2045	13	13
4.00%, 01/01/2037	112	114	4.00%, 11/01/2045	762	767
4.00%, 10/01/2037	195	198	4.00%, 11/01/2045	144	145
4.00%, 03/01/2038	94	95	4.00%, 12/01/2045	278	280
4.00%, 07/01/2038	443	449	4.00%, 12/01/2045	26	27
4.00%, 03/01/2039	17	18	4.00%, 12/01/2045	172	173
4.00%, 08/01/2039	65	65	4.00%, 12/01/2045	21	21
4.00%, 09/01/2040	142	144	4.00%, 12/01/2045	85	86
4.00%, 10/01/2040	48	49	4.00%, 01/01/2046	110	110
4.00%, 12/01/2040	38	38	4.00%, 02/01/2046	534	538
4.00%, 12/01/2040	33	33	4.00%, 02/01/2046	98	99
4.00%, 01/01/2041	20	20	4.00%, 03/01/2046	25	25
4.00%, 01/01/2041	127	129	4.00%, 03/01/2046	1,146	1,153
4.00%, 02/01/2041	117	119	4.00%, 04/01/2046	524	528
4.00%, 02/01/2041	49	49	4.00%, 07/01/2046	238	239
4.00%, 02/01/2041	96	97	4.00%, 03/01/2047	836	842
4.00%, 03/01/2041	59	59	4.00%, 06/01/2047	367	369
4.00%, 09/01/2041	43	44	4.00%, 01/01/2048(h)	1,400	1,407
4.00%, 12/01/2041	230	233	4.00%, 06/01/2048	945	950
4.00%, 12/01/2041	149	151	4.00%, 07/01/2048	974	980
4.00%, 12/01/2041	77	78	4.00%, 07/01/2048	495	498
4.00%, 05/01/2042	45	45	4.00%, 08/01/2048	1,083	1,089
4.00%, 06/01/2042	356	360	4.00%, 09/01/2048	1,485	1,494
4.00%, 06/01/2042	178	180	4.00%, 09/01/2048	1,194	1,201
4.00%, 12/01/2042	380	385	4.50%, 01/01/2020	7	8
4.00%, 12/01/2042(h)	21,175	21,292	4.50%, 02/01/2021	21	22
4.00%, 06/01/2043	482	488	4.50%, 08/01/2023	162	167
4.00%, 09/01/2043	642	649	4.50%, 05/01/2025	22	23
4.00%, 11/01/2043	561	566	4.50%, 06/01/2029	29	29
4.00%, 11/01/2043	554	559	4.50%, 07/01/2029	6	7
4.00%, 12/01/2043	21	21	4.50%, 08/01/2030	16	17
4.00%, 05/01/2044	174	176	4.50%, 01/01/2034	49	50
4.00%, 08/01/2044	509	513	4.50%, 02/01/2039	26	27
4.00%, 08/01/2044	29	29	4.50%, 04/01/2039	182	189
4.00%, 08/01/2044	219	221	4.50%, 04/01/2039	20	21
4.00%, 08/01/2044	161	162	4.50%, 04/01/2039	48	50
4.00%, 09/01/2044	212	213	4.50%, 06/01/2039	3	3
4.00%, 09/01/2044	238	240	4.50%, 06/01/2039	20	21
4.00%, 09/01/2044	69	69	4.50%, 08/01/2039	33	34

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 10/01/2039	$20	$21	5.00%, 12/01/2025		$50	$52
4.50%, 12/01/2039	49	50	5.00%, 03/01/2034		14	14
4.50%, 02/01/2040	50	52	5.00%, 04/01/2035		14	14
4.50%, 05/01/2040	33	35	5.00%, 06/01/2035		35	37
4.50%, 09/01/2040	302	314	5.00%, 07/01/2035		37	40
4.50%, 10/01/2040	45	47	5.00%, 08/01/2035		1	1
4.50%, 02/01/2041	45	47	5.00%, 02/01/2037		3	3
4.50%, 03/01/2041	52	54	5.00%, 04/01/2037		1	1
4.50%, 04/01/2041	77	80	5.00%, 07/01/2037		29	31
4.50%, 05/01/2041	404	421	5.00%, 04/01/2038		1	1
4.50%, 07/01/2041	5	6	5.00%, 01/01/2039		713	755
4.50%, 07/01/2041	29	30	5.00%, 02/01/2039		29	30
4.50%, 08/01/2041	399	414	5.00%, 07/01/2039		258	273
4.50%, 09/01/2041	455	474	5.00%, 12/01/2039		22	23
4.50%, 09/01/2041	42	44	5.00%, 01/01/2040		27	28
4.50%, 11/01/2041	31	33	5.00%, 05/01/2040		31	33
4.50%, 11/01/2041	34	35	5.00%, 06/01/2040		31	33
4.50%, 12/01/2041(h)	4,900	5,037	5.00%, 06/01/2040		8	8
4.50%, 01/01/2042	10	10	5.00%, 06/01/2040		5	5
4.50%, 01/01/2042(h)	500	513	5.00%, 02/01/2041		253	268
4.50%, 07/01/2042	11	11	5.00%, 02/01/2041		148	157
4.50%, 09/01/2043	291	301	5.00%, 04/01/2041		543	576
4.50%, 09/01/2043	322	333	5.00%, 05/01/2041		39	41
4.50%, 10/01/2043	27	28	5.00%, 08/01/2041		249	263
4.50%, 10/01/2043	7	8	5.00%, 12/01/2041(h)		50	52
4.50%, 11/01/2043	363	375	5.00%, 05/01/2042		293	311
4.50%, 11/01/2043	11	12	5.00%, 07/01/2042		136	144
4.50%, 11/01/2043	430	444	5.00%, 09/01/2043		57	61
4.50%, 11/01/2043	196	203	5.00%, 03/01/2044		115	121
4.50%, 12/01/2043	10	11	5.00%, 05/01/2044		187	196
4.50%, 01/01/2044	343	354	5.00%, 06/01/2044		65	68
4.50%, 01/01/2044	355	367	5.00%, 02/01/2045		259	275
4.50%, 02/01/2044	16	16	5.00%, 06/01/2045		706	750
4.50%, 02/01/2044	96	99	5.00%, 05/01/2048		500	523
4.50%, 03/01/2044	46	47	5.00%, 07/01/2048		125	131
4.50%, 03/01/2044	260	269	5.00%, 09/01/2048		175	183
4.50%, 04/01/2044	439	454	5.50%, 01/01/2025		2	2
4.50%, 04/01/2044	243	251	5.50%, 12/01/2027		75	80
4.50%, 05/01/2044	377	389	5.50%, 06/01/2034		7	8
4.50%, 05/01/2044	111	115	5.50%, 04/01/2035		2	2
4.50%, 05/01/2044	346	358	5.50%, 09/01/2035		3	3
4.50%, 06/01/2044	87	90	5.50%, 10/01/2035		7	7
4.50%, 06/01/2044	169	174	5.50%, 04/01/2036		2	2
4.50%, 06/01/2044	14	14	5.50%, 04/01/2036		27	29
4.50%, 07/01/2044	86	89	5.50%, 09/01/2036		38	41
4.50%, 08/01/2044	17	18	5.50%, 12/01/2036		34	36
4.50%, 08/01/2044	424	438	5.50%, 02/01/2037		2	2
4.50%, 08/01/2044	98	101	5.50%, 05/01/2037		24	26
4.50%, 09/01/2044	299	310	5.50%, 06/01/2037		2	2
4.50%, 10/01/2044	253	261	5.50%, 07/01/2037		3	3
4.50%, 11/01/2044	75	78	5.50%, 08/01/2037		3	3
4.50%, 11/01/2044	321	332	5.50%, 03/01/2038		227	243
4.50%, 11/01/2044	118	122	5.50%, 03/01/2038		160	172
4.50%, 11/01/2044	8	9	5.50%, 05/01/2038		173	186
4.50%, 11/01/2044	73	75	5.50%, 06/01/2038		243	262
4.50%, 04/01/2045	135	139	5.50%, 06/01/2038		5	5
4.50%, 03/01/2046	81	84	5.50%, 06/01/2038		2	2
4.50%, 04/01/2046	131	135	5.50%, 08/01/2038		1	1
4.50%, 05/01/2046	268	277	5.50%, 09/01/2038		17	18
4.50%, 08/01/2046	19	20	5.50%, 09/01/2038		379	408
4.50%, 11/01/2046	398	409	5.50%, 10/01/2038		4	4
4.50%, 01/01/2047	185	190	5.50%, 11/01/2038		202	216
4.50%, 01/01/2047	597	614	5.50%, 12/01/2038		25	27
4.50%, 03/01/2048	725	746	5.50%, 12/01/2038		18	20
4.50%, 04/01/2048	497	511	5.50%, 02/01/2039		71	76
4.50%, 08/01/2048	275	283	5.50%, 04/01/2039		200	215
5.00%, 12/01/2020	2	2	5.50%, 04/01/2039		22	23
5.00%, 09/01/2025	36	37	5.50%, 06/01/2039		1	1

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)			AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)				Government National Mortgage Association (GNMA) (continued)
5.50%, 12/01/2039		$18	$20	3.00%, 06/15/2043	$101	$98
5.50%, 03/01/2040		345	369	3.00%, 06/15/2043	12	11
5.50%, 04/01/2040		93	100	3.00%, 06/20/2043	875	850
5.50%, 04/01/2040		244	261	3.00%, 08/20/2043	950	922
5.50%, 05/01/2040		220	237	3.00%, 12/15/2044	156	151
5.50%, 06/01/2040		133	142	3.00%, 12/20/2044	1,160	1,125
5.50%, 07/01/2041		161	173	3.00%, 01/15/2045	124	119
5.50%, 07/01/2041		297	319	3.00%, 01/15/2045	140	135
5.50%, 09/01/2041		95	103	3.00%, 01/20/2045	108	104
5.50%, 11/01/2048		100	107	3.00%, 02/20/2045	118	115
6.00%, 04/01/2026		39	41	3.00%, 04/20/2045	223	216
6.00%, 07/01/2035		65	71	3.00%, 05/20/2045	784	758
6.00%, 10/01/2036		169	184	3.00%, 06/20/2045	318	307
6.00%, 02/01/2037		129	141	3.00%, 07/15/2045	65	63
6.00%, 07/01/2037		1	2	3.00%, 08/20/2045	986	953
6.00%, 11/01/2037		6	6	3.00%, 09/20/2045	425	410
6.00%, 02/01/2038		1	1	3.00%, 10/20/2045	923	892
6.00%, 04/01/2038		63	69	3.00%, 12/20/2045	513	496
6.00%, 05/01/2038		3	3	3.00%, 01/20/2046	234	226
6.00%, 05/01/2038		5	6	3.00%, 03/20/2046	995	961
6.00%, 08/01/2038		59	63	3.00%, 04/20/2046	953	919
6.00%, 09/01/2038		1	1	3.00%, 05/20/2046	721	696
6.00%, 10/01/2039		78	86	3.00%, 06/20/2046	1,181	1,139
6.00%, 04/01/2040		52	57	3.00%, 07/20/2046	984	949
6.00%, 10/01/2040		73	80	3.00%, 08/20/2046	988	953
6.50%, 06/01/2024		2	2	3.00%, 09/20/2046	1,111	1,072
6.50%, 12/01/2031		1	1	3.00%, 10/20/2046	408	394
6.50%, 03/01/2032		3	3	3.00%, 11/20/2046	1,056	1,019
6.50%, 10/01/2039		35	39	3.00%, 11/20/2046	1,116	1,076
			$210,568	3.00%, 12/15/2046	287	277
Government National Mortgage Association (GNMA) - 8.35%				3.00%, 12/20/2046	1,071	1,032
2.50%, 06/20/2027		190	185	3.00%, 01/20/2047	1,082	1,043
2.50%, 09/20/2027		20	20	3.00%, 11/20/2047	1,179	1,136
2.50%, 01/20/2028		74	72	3.00%, 12/15/2047	50	48
2.50%, 04/20/2028		42	41	3.00%, 02/20/2048	991	955
2.50%, 11/20/2030		118	114	3.00%, 12/01/2048	7,675	7,387
2.50%, 12/20/2030		172	167	3.50%, 12/20/2026	156	158
2.50%, 03/20/2031		288	279	3.50%, 03/20/2027	10	11
2.50%, 04/15/2043		43	40	3.50%, 02/20/2042	121	121
2.50%, 07/20/2043		195	184	3.50%, 05/15/2042	96	95
2.50%, 04/15/2045		23	21	3.50%, 05/20/2042	241	240
2.50%, 09/15/2046		41	38	3.50%, 06/20/2042	246	245
2.50%, 10/15/2046		96	90	3.50%, 07/15/2042	38	38
2.50%, 12/20/2046		628	586	3.50%, 07/20/2042	962	957
2.50%, 01/20/2047		214	200	3.50%, 08/15/2042	11	11
3.00%, 01/20/2027		17	17	3.50%, 08/20/2042	59	58
3.00%, 02/15/2027		125	123	3.50%, 09/20/2042	724	720
3.00%, 04/15/2027		18	18	3.50%, 10/20/2042	518	515
3.00%, 09/20/2027		36	35	3.50%, 11/20/2042	452	449
3.00%, 11/20/2028		237	236	3.50%, 12/20/2042	457	455
3.00%, 05/20/2029		52	51	3.50%, 01/20/2043	741	737
3.00%, 08/20/2029		142	141	3.50%, 02/20/2043	1,171	1,164
3.00%, 09/20/2029		165	164	3.50%, 03/20/2043	812	811
3.00%, 07/20/2030		126	125	3.50%, 04/15/2043	367	365
3.00%, 01/20/2031		138	137	3.50%, 04/20/2043	555	552
3.00%, 07/20/2032		185	183	3.50%, 05/20/2043	356	353
3.00%, 04/15/2042		313	303	3.50%, 07/20/2043	463	460
3.00%, 09/20/2042		112	109	3.50%, 08/20/2043	1,212	1,205
3.00%, 11/20/2042		834	810	3.50%, 09/20/2043	847	842
3.00%, 12/20/2042		614	597	3.50%, 10/20/2043	399	397
3.00%, 01/20/2043		606	589	3.50%, 02/20/2044	536	530
3.00%, 03/20/2043		130	126	3.50%, 04/20/2044	458	455
3.00%, 03/20/2043		675	652	3.50%, 09/20/2044	395	392
3.00%, 03/20/2043		776	754	3.50%, 10/20/2044	463	459
3.00%, 04/15/2043		478	464	3.50%, 11/20/2044	455	451
3.00%, 04/20/2043		976	948	3.50%, 12/15/2044	380	376
3.00%, 05/15/2043		88	86	3.50%, 12/20/2044	477	473
3.00%, 05/15/2043		74	72	3.50%, 01/20/2045	464	460

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
3.50%, 02/20/2045	$637	$631	4.00%, 05/15/2044	$281	$285
3.50%, 03/15/2045	159	157	4.00%, 05/20/2044	180	184
3.50%, 03/15/2045	60	59	4.00%, 07/15/2044	102	104
3.50%, 03/20/2045	822	815	4.00%, 07/20/2044	52	53
3.50%, 04/15/2045	87	86	4.00%, 08/20/2044	389	395
3.50%, 04/15/2045	124	123	4.00%, 09/15/2044	470	477
3.50%, 04/20/2045	613	607	4.00%, 09/20/2044	337	344
3.50%, 04/20/2045	515	510	4.00%, 10/20/2044	1,262	1,282
3.50%, 05/20/2045	838	830	4.00%, 11/15/2044	166	168
3.50%, 06/20/2045	124	123	4.00%, 11/20/2044	254	259
3.50%, 07/20/2045	688	682	4.00%, 12/20/2044	451	461
3.50%, 08/20/2045	733	727	4.00%, 01/20/2045	192	196
3.50%, 09/20/2045	706	700	4.00%, 02/15/2045	9	9
3.50%, 10/20/2045	647	641	4.00%, 03/15/2045	66	67
3.50%, 11/20/2045	1,120	1,111	4.00%, 03/20/2045	284	290
3.50%, 12/20/2045	807	798	4.00%, 05/15/2045	161	163
3.50%, 01/20/2046	1,238	1,227	4.00%, 08/15/2045	87	88
3.50%, 02/20/2046	701	694	4.00%, 08/20/2045	421	428
3.50%, 03/20/2046	698	691	4.00%, 09/15/2045	135	137
3.50%, 04/20/2046	821	813	4.00%, 09/20/2045	500	509
3.50%, 05/20/2046	919	910	4.00%, 10/20/2045	618	630
3.50%, 06/20/2046	961	952	4.00%, 11/15/2045	81	82
3.50%, 07/20/2046	909	900	4.00%, 11/20/2045	830	846
3.50%, 08/15/2046	230	227	4.00%, 12/15/2045	184	187
3.50%, 08/20/2046	926	916	4.00%, 01/20/2046	974	990
3.50%, 09/15/2046	100	99	4.00%, 02/20/2046	154	156
3.50%, 09/20/2046	907	898	4.00%, 04/20/2046	593	602
3.50%, 10/20/2046	917	907	4.00%, 05/15/2046	29	30
3.50%, 11/20/2046	826	817	4.00%, 10/20/2046	176	178
3.50%, 12/20/2046	696	689	4.00%, 11/20/2046	829	845
3.50%, 02/20/2047	797	788	4.00%, 01/20/2047	50	51
3.50%, 03/20/2047	971	960	4.00%, 02/20/2047	896	908
3.50%, 05/20/2047	840	831	4.00%, 03/20/2047	666	676
3.50%, 06/20/2047	1,126	1,114	4.00%, 05/20/2047	228	231
3.50%, 07/20/2047	890	880	4.00%, 07/20/2047	410	415
3.50%, 08/20/2047	452	447	4.00%, 01/01/2048	700	708
3.50%, 10/20/2047	689	681	4.00%, 06/20/2048	1,179	1,194
3.50%, 12/20/2047	518	512	4.00%, 08/20/2048	1,091	1,106
3.50%, 01/01/2048	2,225	2,198	4.00%, 10/20/2048	1,048	1,061
3.50%, 01/15/2048	125	124	4.00%, 12/01/2048	12,750	12,905
3.50%, 04/20/2048	1,207	1,194	4.50%, 06/15/2034	5	5
3.50%, 08/20/2048	1,088	1,076	4.50%, 06/20/2035	32	34
3.50%, 09/15/2048	100	99	4.50%, 03/15/2039	37	38
3.50%, 12/01/2048	9,975	9,860	4.50%, 03/15/2039	243	253
4.00%, 05/15/2026	19	19	4.50%, 03/20/2039	50	53
4.00%, 07/20/2026	41	41	4.50%, 06/15/2039	33	34
4.00%, 09/15/2040	21	22	4.50%, 06/15/2039	34	35
4.00%, 09/15/2040	7	7	4.50%, 08/15/2039	6	6
4.00%, 01/15/2041	27	27	4.50%, 11/15/2039	12	12
4.00%, 01/15/2041	26	26	4.50%, 12/15/2039	73	76
4.00%, 01/20/2041	72	74	4.50%, 03/15/2040	378	394
4.00%, 07/15/2041	39	40	4.50%, 06/15/2040	31	33
4.00%, 07/20/2041	16	16	4.50%, 07/15/2040	344	358
4.00%, 09/15/2041	6	6	4.50%, 07/15/2040	3	3
4.00%, 09/20/2041	15	16	4.50%, 02/20/2041	35	36
4.00%, 10/15/2041	11	11	4.50%, 02/20/2041	49	51
4.00%, 11/20/2041	32	32	4.50%, 03/20/2041	37	38
4.00%, 12/20/2041	22	22	4.50%, 05/15/2041	20	21
4.00%, 01/20/2042	19	20	4.50%, 06/15/2041	21	22
4.00%, 02/20/2042	24	24	4.50%, 06/20/2041	23	24
4.00%, 06/20/2043	9	9	4.50%, 07/20/2041	47	49
4.00%, 11/20/2043	774	789	4.50%, 08/15/2041	11	12
4.00%, 02/20/2044	313	319	4.50%, 08/20/2041	24	25
4.00%, 03/15/2044	34	35	4.50%, 09/20/2041	22	23
4.00%, 03/15/2044	211	213	4.50%, 09/20/2043	14	15
4.00%, 03/20/2044	37	38	4.50%, 10/20/2043	202	211
4.00%, 04/20/2044	85	87	4.50%, 11/20/2043	295	309
4.00%, 05/15/2044	168	170	4.50%, 01/20/2044	359	375

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.50%, 02/20/2044	$273	$286	5.50%, 07/20/2040	$19	$21
4.50%, 05/20/2044	673	704	5.50%, 04/20/2044	22	24
4.50%, 07/20/2044	179	187	5.50%, 07/20/2044	207	222
4.50%, 08/20/2044	58	61	5.50%, 08/20/2044	89	96
4.50%, 09/20/2044	303	317	5.50%, 09/20/2044	261	281
4.50%, 10/20/2044	185	194	5.50%, 03/20/2048	250	263
4.50%, 01/20/2045	139	146	6.00%, 07/15/2032	2	3
4.50%, 04/20/2045	228	238	6.00%, 12/15/2032	3	3
4.50%, 05/15/2045	196	203	6.00%, 11/20/2037	25	27
4.50%, 05/20/2045	161	169	6.00%, 01/15/2039	20	21
4.50%, 09/15/2045	127	131	6.50%, 05/15/2023	1	1
4.50%, 09/15/2045	103	107	6.50%, 05/20/2032	10	12
4.50%, 10/20/2045	62	65	7.00%, 03/15/2029	5	5
4.50%, 12/20/2045	421	440	7.00%, 07/15/2031	2	2
4.50%, 02/20/2046	283	296			$146,468
4.50%, 03/20/2046	149	155	U.S. Treasury - 38.41%
4.50%, 04/20/2046	175	183	1.13%, 03/31/2020	435	426
4.50%, 05/20/2046	44	46	1.13%, 04/30/2020	250	244
4.50%, 07/20/2046	75	79	1.13%, 02/28/2021	4,000	3,853
4.50%, 08/15/2046	137	142	1.13%, 06/30/2021	2,050	1,964
4.50%, 09/15/2046	55	57	1.13%, 07/31/2021	2,570	2,458
4.50%, 12/20/2046	482	505	1.13%, 08/31/2021	3,775	3,606
4.50%, 03/15/2047	256	266	1.13%, 09/30/2021	3,585	3,421
4.50%, 06/20/2047	478	493	1.25%, 01/31/2020	3,960	3,891
4.50%, 08/15/2047	100	104	1.25%, 02/29/2020	3,705	3,636
4.50%, 10/15/2047	300	310	1.25%, 03/31/2021	1,560	1,506
4.50%, 01/01/2048	900	927	1.25%, 10/31/2021	2,830	2,705
4.50%, 06/20/2048	1,081	1,117	1.25%, 07/31/2023	4,005	3,724
4.50%, 07/20/2048	988	1,020	1.38%, 01/31/2020	2,690	2,647
4.50%, 12/01/2048	3,500	3,610	1.38%, 02/15/2020	4,895	4,814
5.00%, 05/15/2033	224	238	1.38%, 02/29/2020	2,900	2,850
5.00%, 08/15/2033	47	49	1.38%, 03/31/2020	4,250	4,171
5.00%, 12/15/2036	3	3	1.38%, 04/30/2020	4,005	3,927
5.00%, 04/20/2038	21	22	1.38%, 05/31/2020	2,000	1,958
5.00%, 05/15/2038	86	90	1.38%, 08/31/2020	3,370	3,287
5.00%, 07/20/2038	199	211	1.38%, 09/15/2020	2,265	2,209
5.00%, 10/15/2038	282	300	1.38%, 09/30/2020	3,950	3,849
5.00%, 02/15/2039	296	314	1.38%, 10/31/2020	4,110	3,999
5.00%, 03/15/2039	1	1	1.38%, 01/31/2021	3,500	3,394
5.00%, 04/20/2039	132	140	1.38%, 04/30/2021	1,920	1,855
5.00%, 06/20/2039	27	28	1.38%, 05/31/2021	3,000	2,895
5.00%, 09/15/2039	181	192	1.38%, 06/30/2023	4,745	4,444
5.00%, 09/15/2039	63	67	1.38%, 08/31/2023	4,360	4,072
5.00%, 02/15/2040	4	4	1.38%, 09/30/2023	3,375	3,149
5.00%, 05/20/2040	22	23	1.50%, 04/15/2020	3,000	2,948
5.00%, 06/20/2040	28	30	1.50%, 05/15/2020	2,380	2,336
5.00%, 12/15/2040	184	196	1.50%, 05/31/2020	3,460	3,394
5.00%, 05/20/2041	35	37	1.50%, 06/15/2020	1,400	1,372
5.00%, 10/15/2041	163	171	1.50%, 07/15/2020	1,270	1,244
5.00%, 05/20/2044	453	479	1.50%, 08/15/2020	2,305	2,255
5.00%, 06/20/2044	85	90	1.50%, 01/31/2022	3,800	3,647
5.00%, 07/20/2044	101	107	1.50%, 02/28/2023	4,090	3,869
5.00%, 01/20/2045	257	272	1.50%, 03/31/2023	3,520	3,326
5.00%, 04/20/2045	81	85	1.50%, 08/15/2026	5,105	4,595
5.00%, 09/20/2045	22	23	1.63%, 03/15/2020	2,390	2,355
5.00%, 02/20/2046	86	91	1.63%, 06/30/2020	2,560	2,513
5.00%, 05/20/2046	30	32	1.63%, 07/31/2020	3,200	3,138
5.00%, 12/20/2046	233	246	1.63%, 10/15/2020	2,240	2,191
5.00%, 12/01/2048	1,750	1,825	1.63%, 11/30/2020	1,770	1,729
5.50%, 05/20/2032	1	1	1.63%, 08/15/2022	3,128	2,993
5.50%, 07/15/2034	14	15	1.63%, 08/31/2022	3,500	3,348
5.50%, 02/15/2035	36	39	1.63%, 11/15/2022	4,915	4,690
5.50%, 03/15/2038	166	177	1.63%, 04/30/2023	1,875	1,779
5.50%, 06/15/2038	87	93	1.63%, 05/31/2023	3,000	2,844
5.50%, 10/20/2038	27	29	1.63%, 10/31/2023	3,270	3,084
5.50%, 01/15/2039	14	15	1.63%, 02/15/2026	5,388	4,930
5.50%, 02/15/2039	96	103	1.63%, 05/15/2026	5,631	5,135
5.50%, 06/15/2040	317	340	1.75%, 10/31/2020	4,430	4,342

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
U.S. Treasury (continued)			U.S. Treasury (continued)
1.75%, 11/15/2020	$2,865	$2,807	2.25%, 11/15/2027	$4,010	$3,774
1.75%, 12/31/2020	3,000	2,937	2.25%, 08/15/2046	3,050	2,460
1.75%, 11/30/2021	3,600	3,489	2.38%, 04/30/2020	2,625	2,609
1.75%, 02/28/2022	2,770	2,677	2.38%, 12/31/2020	2,080	2,061
1.75%, 03/31/2022	3,070	2,964	2.38%, 03/15/2021	2,325	2,302
1.75%, 04/30/2022	3,325	3,207	2.38%, 04/15/2021	2,460	2,435
1.75%, 05/15/2022	2,620	2,526	2.38%, 01/31/2023	2,985	2,929
1.75%, 05/31/2022	3,370	3,248	2.38%, 08/15/2024	5,135	4,993
1.75%, 06/30/2022	2,730	2,629	2.38%, 05/15/2027	6,775	6,470
1.75%, 09/30/2022	2,795	2,683	2.50%, 05/31/2020	2,900	2,887
1.75%, 01/31/2023	4,310	4,122	2.50%, 06/30/2020	2,700	2,687
1.75%, 05/15/2023	4,000	3,814	2.50%, 03/31/2023	2,905	2,863
1.88%, 06/30/2020	2,040	2,010	2.50%, 08/15/2023	5,800	5,708
1.88%, 12/15/2020	3,250	3,191	2.50%, 05/15/2024	6,100	5,981
1.88%, 11/30/2021	1,310	1,275	2.50%, 02/15/2045	3,825	3,278
1.88%, 01/31/2022	2,670	2,592	2.50%, 02/15/2046	4,405	3,759
1.88%, 02/28/2022	3,370	3,269	2.50%, 05/15/2046	3,615	3,081
1.88%, 03/31/2022	3,750	3,635	2.63%, 07/31/2020	2,740	2,731
1.88%, 04/30/2022	1,160	1,124	2.63%, 08/15/2020	4,400	4,385
1.88%, 05/31/2022	4,580	4,432	2.63%, 08/31/2020	2,795	2,786
1.88%, 07/31/2022	2,850	2,754	2.63%, 11/15/2020	4,770	4,752
1.88%, 08/31/2022	2,655	2,563	2.63%, 05/15/2021	3,095	3,080
1.88%, 09/30/2022	3,210	3,097	2.63%, 06/15/2021	2,540	2,527
1.88%, 10/31/2022	4,485	4,322	2.63%, 07/15/2021	2,584	2,571
1.88%, 08/31/2024	3,990	3,778	2.63%, 02/28/2023	3,030	3,003
2.00%, 01/31/2020	3,430	3,400	2.63%, 06/30/2023	5,000	4,952
2.00%, 07/31/2020	2,115	2,087	2.63%, 03/31/2025	2,500	2,458
2.00%, 09/30/2020	2,770	2,729	2.75%, 09/30/2020	3,860	3,855
2.00%, 11/30/2020	2,000	1,968	2.75%, 11/30/2020	3,360	3,356
2.00%, 01/15/2021	1,660	1,632	2.75%, 08/15/2021	2,640	2,634
2.00%, 02/28/2021	1,915	1,881	2.75%, 09/15/2021	2,705	2,699
2.00%, 05/31/2021	3,050	2,989	2.75%, 04/30/2023	2,875	2,863
2.00%, 08/31/2021	1,150	1,125	2.75%, 05/31/2023	2,900	2,888
2.00%, 10/31/2021	1,950	1,905	2.75%, 07/31/2023	2,818	2,805
2.00%, 11/15/2021	4,100	4,005	2.75%, 08/31/2023	2,875	2,863
2.00%, 10/31/2022	3,175	3,075	2.75%, 11/15/2023	6,380	6,346
2.00%, 11/30/2022	4,795	4,641	2.75%, 02/15/2024	3,600	3,577
2.00%, 02/15/2023	4,741	4,579	2.75%, 02/28/2025	3,500	3,468
2.00%, 04/30/2024	2,885	2,758	2.75%, 02/15/2028	6,950	6,806
2.00%, 05/31/2024	4,950	4,728	2.75%, 08/15/2042	3,264	2,968
2.00%, 06/30/2024	4,000	3,817	2.75%, 11/15/2042	3,230	2,932
2.00%, 02/15/2025	5,000	4,740	2.75%, 08/15/2047	3,310	2,963
2.00%, 08/15/2025	1,000	944	2.75%, 11/15/2047	3,120	2,791
2.00%, 11/15/2026	5,930	5,524	2.88%, 10/31/2020	3,315	3,318
2.13%, 08/31/2020	2,250	2,223	2.88%, 10/15/2021	3,140	3,143
2.13%, 01/31/2021	1,850	1,823	2.88%, 11/15/2021	3,190	3,194
2.13%, 06/30/2021	1,790	1,759	2.88%, 09/30/2023	2,935	2,937
2.13%, 08/15/2021	2,620	2,572	2.88%, 10/31/2023	3,405	3,408
2.13%, 09/30/2021	2,000	1,961	2.88%, 11/30/2023	3,445	3,451
2.13%, 12/31/2022	5,990	5,822	2.88%, 04/30/2025	3,350	3,342
2.13%, 11/30/2023	3,920	3,784	2.88%, 05/31/2025	2,000	1,995
2.13%, 02/29/2024	2,545	2,452	2.88%, 11/30/2025	2,755	2,747
2.13%, 03/31/2024	2,540	2,445	2.88%, 05/15/2028	5,800	5,734
2.13%, 07/31/2024	2,000	1,920	2.88%, 08/15/2028	5,685	5,617
2.13%, 09/30/2024	2,000	1,917	2.88%, 05/15/2043	3,935	3,648
2.13%, 05/15/2025	2,500	2,383	2.88%, 08/15/2045	3,250	2,997
2.25%, 02/29/2020	2,425	2,409	2.88%, 11/15/2046	3,580	3,293
2.25%, 03/31/2020	2,490	2,472	3.00%, 09/30/2025	300	301
2.25%, 02/15/2021	2,200	2,173	3.00%, 05/15/2042	370	352
2.25%, 03/31/2021	2,270	2,241	3.00%, 11/15/2044	3,820	3,615
2.25%, 04/30/2021	1,570	1,549	3.00%, 05/15/2045	3,750	3,546
2.25%, 07/31/2021	2,000	1,970	3.00%, 11/15/2045	3,615	3,415
2.25%, 12/31/2023	3,800	3,688	3.00%, 02/15/2047	3,085	2,908
2.25%, 01/31/2024	2,775	2,692	3.00%, 05/15/2047	3,235	3,047
2.25%, 11/15/2024	6,500	6,266	3.00%, 02/15/2048	3,910	3,678
2.25%, 11/15/2025	480	459	3.00%, 08/15/2048	4,225	3,974
2.25%, 02/15/2027	6,620	6,271	3.13%, 05/15/2021	3,000	3,021
2.25%, 08/15/2027	7,185	6,777	3.13%, 11/15/2028	2,400	2,423

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(a)	Current yield shown is as of period end.
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		(b)		Affiliated Security. Security is either an affiliate (and registered under the
U.S. Treasury (continued)			Investment Company Act of 1940) or an affiliate as defined by the Investment
3.13%, 11/15/2041	$1,100	$1,072	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
3.13%, 02/15/2042	2,940	2,862	voting shares of the security). Please see affiliated sub-schedule for
3.13%, 02/15/2043	680	659	transactional information.
3.13%, 08/15/2044	3,760	3,641	(c)		Rate shown is as of period end. The rate may be a variable or floating rate or
3.13%, 05/15/2048	3,870	3,730	a fixed rate which may convert to a variable or floating rate in the future.
3.38%, 05/15/2044	3,365	3,403	(d)	Non-income producing security
3.38%, 11/15/2048	1,675	1,695	(e)		Security exempt from registration under Rule 144A of the Securities Act of
3.50%, 05/15/2020	3,135	3,166	1933. These securities may be resold in transactions exempt from registration,
3.50%, 02/15/2039	915	956	normally to qualified institutional buyers. At the end of the period, the value of
3.63%, 02/15/2020	4,000	4,038	these securities totaled $8,210 or 0.47% of net assets.
3.63%, 02/15/2021	5,560	5,654	(f)		Certain variable rate securities are not based on a published reference rate
3.63%, 08/15/2043	2,450	2,581	and spread but are determined by the issuer or agent and are based on current
3.63%, 02/15/2044	2,460	2,592	market conditions. These securities do not indicate a reference rate and
3.75%, 08/15/2041	480	516	spread in their description. Rate shown is the rate in effect as of period end.
3.75%, 11/15/2043	3,320	3,569	(g)		Credit support indicates investments that benefit from credit enhancement or
3.88%, 08/15/2040	1,810	1,984	liquidity support provided by a third party bank, institution, or government
4.25%, 05/15/2039	960	1,109	agency.
4.25%, 11/15/2040	1,633	1,886	(h)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
4.38%, 02/15/2038	1,755	2,059	Notes to Financial Statements for additional information.
4.38%, 05/15/2040	389	457
4.38%, 05/15/2041	983	1,156		Portfolio Summary (unaudited)
4.50%, 02/15/2036	1,305	1,545	Sector		Percent
4.50%, 05/15/2038	1,535	1,830	Government		42.57%
4.50%, 08/15/2039	1,000	1,193	Mortgage Securities		30.12%
4.63%, 02/15/2040	1,200	1,455	Financial		8.37%
4.75%, 02/15/2037	670	819	Investment Companies		7.41%
4.75%, 02/15/2041	2,589	3,199	Consumer, Non-cyclical		4.45%
5.00%, 05/15/2037	395	498	Energy		2.77%
5.25%, 11/15/2028	2,035	2,422	Communications		2.35%
5.25%, 02/15/2029	1,620	1,933	Industrial		1.87%
5.38%, 02/15/2031	2,300	2,839	Technology		1.79%
5.50%, 08/15/2028	2,176	2,626	Utilities		1.74%
6.13%, 11/15/2027	1,260	1,567	Consumer, Cyclical		1.56%
6.25%, 08/15/2023	2,370	2,721	Basic Materials		0.66%
6.25%, 05/15/2030	1,740	2,276	Asset Backed Securities		0.61%
6.38%, 08/15/2027	1,540	1,938	Revenue Bonds		0.31%
6.63%, 02/15/2027	1,000	1,266	General Obligation Unlimited		0.24%
7.63%, 02/15/2025	800	1,014	Insured		0.09%
8.13%, 05/15/2021	1,150	1,292	General Obligation Limited		0.03%
8.75%, 08/15/2020	1,500	1,646	Investments Sold Short		0.00%
		$674,015	Other Assets and Liabilities		(6.94)%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			TOTAL NET ASSETS		100.00%
OBLIGATIONS	$1,167,757
Total Investments	$1,876,557
Other Assets and Liabilities - (6.94)%		(121,846)
TOTAL NET ASSETS - 100.00%		$1,754,711

Affiliated Securities	August 31, 2018		Purchases	Sales	November 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.08%	$20,740$		333,309	$224,308	$129,741
	$20,740$		333,309	$224,308	$129,741

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.08%	$653$		— $	—	$—
	$653$		— $	—	$—
Amounts in thousands

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 0.00%	Amount (000's) Value (000's)
Government National Mortgage Association (GNMA) - 0.00%
4.00%, 12/01/2041	$75	$76
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $75)		$76
TOTAL SHORT SALES (proceeds $75)		$76

See accompanying notes.

Schedule of Investments
Capital Securities Fund
November 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.67%	Shares Held Value (000's)			Principal
Money Market Funds - 0.67%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	3,449,497	$3,449	Banks (continued)
2.08%(a),(b)			Barclays PLC
TOTAL INVESTMENT COMPANIES		$3,449	6.63%, 12/31/2049(c),(e)	$636	$620
PREFERRED STOCKS - 5.71%	Shares Held Value (000's)		USD Swap Semi-Annual 5 Year + 5.02%
Banks- 1.92%			7.75%, 12/31/2049(c),(e)	500	465
Fifth Third Bancorp 6.63%, 12/31/2023 (c)	98,638	$2,602	USD Swap Semi-Annual 5 Year + 4.84%
3 Month USD LIBOR + 3.71%			BNP Paribas SA
First Republic Bank/CA 5.13%, 06/30/2022 (c)	45,549	1,016	7.20%, 06/29/2049(c),(d),(e)	3,300	3,435
Huntington Bancshares Inc/OH 6.25%,	76,248	1,928	3 Month USD LIBOR + 1.29%
04/15/2021 (c)			7.63%, 12/31/2049(c),(d),(e)	1,000	1,025
KeyCorp 6.13%, 12/15/2026 (c)	33,943	853	USD Swap Semi-Annual 5 Year + 6.31%
3 Month USD LIBOR + 3.89%			7.63%, 12/31/2049(c),(e)	1,900	1,948
M&T Bank Corp 6.38%, 01/07/2019 (c)	2,099	2,100	USD Swap Semi-Annual 5 Year + 6.31%
Valley National Bancorp 6.25%, 06/30/2025 (c)	33,583	837	BPCE SA
3 Month USD LIBOR + 3.85%			12.50%, 08/29/2049(c),(e)	4,177	4,428
Webster Financial Corp 5.25%, 12/15/2022 (c)	30,000	647	3 Month USD LIBOR + 12.98%
		$9,983	Citigroup Inc
Insurance - 0.19%			5.95%, 12/31/2049(c),(e)	1,000	1,005
XLIT Ltd 5.56%, 12/27/2018 (c)	1,000	1,008	3 Month USD LIBOR + 4.10%
3 Month USD LIBOR + 3.12%			6.13%, 12/31/2049(c),(e)	6,000	6,090
Pipelines - 0.74%			3 Month USD LIBOR + 4.48%
Enbridge Inc 6.38%, 04/15/2078	165,000	3,838	6.25%, 12/31/2049(c),(e)	1,500	1,511
3 Month USD LIBOR + 3.59%			3 Month USD LIBOR + 4.52%
			Citizens Financial Group Inc
REITs- 0.21%			5.50%, 12/31/2049(c),(e)	5,490	5,456
Kimco Realty Corp 5.25%, 12/20/2022 (c)	42,300	835	3 Month USD LIBOR + 3.96%
Vornado Realty Trust 5.70%, 01/07/2019 (c)	10,532	236	6.00%, 12/31/2049(c),(e)	1,750	1,715
		$1,071	3 Month USD LIBOR + 3.00%
Sovereign - 1.14%			6.38%, 12/31/2049(c),(e)	2,500	2,432
CoBank ACB 6.13%, 04/01/2019 (c)	6,000	600	3 Month USD LIBOR + 3.16%
CoBank ACB 6.20%, 01/01/2025 (c)	10,000	1,045	Commerzbank AG
3 Month USD LIBOR + 3.74%			8.13%, 09/19/2023(d)	500	551
CoBank ACB 6.25%, 10/01/2022 (c)	38,800	3,996	Cooperatieve Rabobank UA
3 Month USD LIBOR + 4.56%			4.38%, 08/04/2025	6,000	5,858
Farm Credit Bank of Texas 6.75%, 09/15/2023	2,500	262	11.00%, 12/31/2049(c),(e)	1,100	1,144
(c),(d)			3 Month USD LIBOR + 10.87%
3 Month USD LIBOR + 4.01%			11.00%, 12/29/2049(c),(d),(e)	6,400	6,656
		$5,903	3 Month USD LIBOR + 10.87%
Telecommunications - 1.51%			Corestates Capital III
Centaur Funding Corp 9.08%, 04/21/2020 (d)	7,329	7,826	3.19%, 02/15/2027(d)	15,571	13,858
TOTAL PREFERRED STOCKS		$29,629	3 Month USD LIBOR + 0.57%
	Principal		Credit Agricole SA
BONDS- 92.13%	Amount (000's) Value (000's)		8.13%, 12/31/2049(c),(d),(e)	2,232	2,320
Automobile Manufacturers - 1.01%			USD Swap Semi-Annual 5 Year + 6.19%
General Motors Financial Co Inc			8.38%, 12/31/2049(c),(d),(e)	2,250	2,320
5.75%, 12/31/2049(c),(e)	$6,300	$5,241	3 Month USD LIBOR + 6.98%
3 Month USD LIBOR + 3.60%			8.38%, 12/31/2049(c),(e)	4,100	4,228
Banks- 48.31%			3 Month USD LIBOR + 6.98%
Australia & New Zealand Banking Group Ltd/			Credit Suisse AG
United Kingdom			6.50%, 08/08/2023	600	628
6.75%, 12/31/2049(c),(d),(e)	1,900	1,895	Credit Suisse Group AG
USD Swap Rate NY 5 Year + 5.17%			6.25%, 12/31/2049(c),(d),(e)	6,090	5,790
Bank of America Corp			USD Swap Semi-Annual 5 Year + 3.46%
6.30%, 12/31/2049(c),(e)	2,000	2,085	7.50%, 12/31/2049(c),(d),(e)	6,250	6,359
3 Month USD LIBOR + 4.55%			USD Swap Semi-Annual 5 Year + 4.60%
Bank of New York Mellon Corp/The			Danske Bank A/S
4.62%, 12/31/2049(c),(e)	14,000	13,090	6.13%, 12/31/2049(c),(e)	6,600	5,760
3 Month USD LIBOR + 3.13%			USD Swap Semi-Annual 7 Year + 3.90%
4.95%, 12/31/2049(c),(e)	8,100	8,123	7.00%, 12/31/2049(c),(e)	500	453
3 Month USD LIBOR + 3.42%			US Treasury Yield Curve Rate T Note
Barclays Bank PLC			Constant Maturity 7 Year + 4.13%
6.28%, 12/29/2049(c),(e)	5,450	5,372	Dresdner Funding Trust I
3 Month USD LIBOR + 1.55%			8.15%, 06/30/2031(d)	400	489
10.18%, 06/12/2021	900	1,016	8.15%, 06/30/2031	2,700	3,301
10.18%, 06/12/2021(d)	3,000	3,387	HBOS Capital Funding LP
			6.85%, 03/29/2049(c)	2,300	2,294

See accompanying notes.

		Schedule of Investments
Capital Securities Fund
November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Banks (continued)
HSBC Capital Funding Dollar 1 LP			Royal Bank of Scotland Group PLC (continued)
10.18%, 12/29/2049(c),(e)	$4,400	$6,353	8.00%, 12/31/2049(c),(e)	$1,000	$985
3 Month USD LIBOR + 4.98%			USD Swap Semi-Annual 5 Year + 5.72%
10.18%, 12/29/2049(c),(d),(e)	1,700	2,454	Skandinaviska Enskilda Banken AB
3 Month USD LIBOR + 4.98%			5.63%, 12/31/2049(c),(e)	200	191
HSBC Holdings PLC			USD Swap Semi-Annual 5 Year + 3.49%
6.00%, 12/31/2049(c),(e)	3,400	3,094	Societe Generale SA
USD Swap Rate NY 5 Year + 3.75%			7.38%, 12/31/2049(c),(d),(e)	2,000	1,890
6.50%, 12/31/2049(c),(e)	500	459	USD Swap Semi-Annual 5 Year + 4.30%
USD Swap Rate NY 5 Year + 3.61%			7.38%, 12/31/2049(c),(d),(e)	5,000	4,925
6.87%, 12/31/2049(c),(e)	6,900	7,064	USD Swap Semi-Annual 5 Year + 6.24%
USD Swap Rate NY 5 Year + 5.51%			8.00%, 12/31/2049(c),(d),(e)	600	602
ING Groep NV			USD Swap Rate NY 5 Year + 5.87%
6.50%, 12/31/2049(c),(e)	500	469	Standard Chartered PLC
USD Swap Semi-Annual 5 Year + 4.45%			6.50%, 12/31/2049(c),(e)	1,500	1,472
JPMorgan Chase & Co			USD Swap Semi-Annual 5 Year + 4.89%
5.30%, 12/31/2049(c),(e)	5,000	5,026	7.01%, 07/29/2049(c),(d),(e)	7,800	7,898
3 Month USD LIBOR + 3.80%			3 Month USD LIBOR + 1.46%
6.75%, 12/31/2049(c),(e)	2,000	2,115	7.50%, 12/31/2049(c),(d),(e)	1,300	1,302
3 Month USD LIBOR + 3.78%			USD Swap Semi-Annual 5 Year + 6.30%
KeyCorp			7.75%, 12/31/2049(c),(d),(e)	1,000	990
5.00%, 12/31/2049(c),(e)	4,000	3,680	USD Swap Semi-Annual 5 Year + 5.72%
3 Month USD LIBOR + 3.61%			State Street Corp
KeyCorp Capital I			5.63%, 12/31/2049(c),(e)	500	491
3.14%, 07/01/2028	2,000	1,760	3 Month USD LIBOR + 2.54%
3 Month USD LIBOR + 0.74%			SunTrust Capital I
KeyCorp Capital III			3.29%, 05/15/2027	4,500	4,005
7.75%, 07/15/2029	1,500	1,835	3 Month USD LIBOR + 0.67%
Lloyds Bank PLC			SunTrust Capital III
12.00%, 12/29/2049(c),(e)	7,000	8,242	2.98%, 03/15/2028	1,400	1,250
3 Month USD LIBOR + 11.76%			3 Month USD LIBOR + 0.65%
12.00%, 12/29/2049(c),(d),(e)	2,000	2,355	Swedbank AB
3 Month USD LIBOR + 11.76%			6.00%, 12/31/2049(c),(e)	4,400	4,225
Lloyds Banking Group PLC			USD Swap Semi-Annual 5 Year + 4.11%
6.41%, 01/29/2049(c),(d),(e)	1,700	1,670	UBS Group Funding Switzerland AG
3 Month USD LIBOR + 1.50%			6.88%, 12/31/2049(c),(e)	9,200	8,912
7.50%, 12/31/2049(c),(e)	4,300	4,073	USD Swap Semi-Annual 5 Year + 4.59%
USD Swap Semi-Annual 5 Year + 4.76%			US Bancorp
M&T Bank Corp			5.12%, 12/31/2049(c),(e)	2,000	2,025
5.12%, 12/31/2049(c),(e)	4,000	3,915	3 Month USD LIBOR + 3.49%
3 Month USD LIBOR + 3.52%					$250,443
6.45%, 12/31/2049(c),(e)	1,300	1,362	Diversified Financial Services - 2.65%
3 Month USD LIBOR + 3.61%			Capital One Financial Corp
Nordea Bank Abp			5.55%, 12/31/2049(c),(e)	4,000	4,010
6.13%, 12/31/2049(c),(d),(e)	4,300	4,069	3 Month USD LIBOR + 3.80%
USD Swap Semi-Annual 5 Year + 3.39%			Charles Schwab Corp/The
Northern Trust Corp			7.00%, 02/28/2049(c),(e)	5,813	6,249
4.60%, 12/31/2049(c),(e)	9,015	8,483	3 Month USD LIBOR + 4.82%
3 Month USD LIBOR + 3.20%			Depository Trust & Clearing Corp/The
NTC Capital I			4.88%, 12/31/2049(c),(d),(e)	2,750	2,760
2.96%, 01/15/2027	1,250	1,138	3 Month USD LIBOR + 3.17%
3 Month USD LIBOR + 0.52%			National Rural Utilities Cooperative Finance Corp
NTC Capital II			5.25%, 04/20/2046(e)	700	703
3.03%, 04/15/2027	1,200	1,112	3 Month USD LIBOR + 3.63%
3 Month USD LIBOR + 0.59%					$13,722
PNC Capital Trust C			Electric - 3.16%
2.89%, 06/01/2028	3,000	2,739	Dominion Energy Inc
3 Month USD LIBOR + 0.57%			5.75%, 10/01/2054(e)	6,775	6,818
RBS Capital Trust II			3 Month USD LIBOR + 3.06%
6.43%, 12/29/2049(c),(e)	600	715	Emera Inc
3 Month USD LIBOR + 1.94%			6.75%, 06/15/2076(e)	4,800	4,898
Royal Bank of Scotland Group PLC			3 Month USD LIBOR + 5.44%
4.71%, 03/29/2049(c)	1,000	910	NextEra Energy Capital Holdings Inc
3 Month USD LIBOR + 2.32%			4.46%, 10/01/2066	4,500	3,940
7.50%, 12/31/2049(c),(e)	4,896	4,847	3 Month USD LIBOR + 2.07%
USD Swap Semi-Annual 5 Year + 5.80%			4.46%, 06/15/2067	580	497
7.65%, 08/29/2049(c),(e)	1,800	2,234	3 Month USD LIBOR + 2.13%
3 Month USD LIBOR + 2.50%

See accompanying notes.

     Schedule of Investments Capital Securities Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Insurance (continued)
NextEra Energy Capital Holdings Inc			Meiji Yasuda Life Insurance Co
(continued)			5.10%, 04/26/2048(d),(e)	$1,300	$1,282
4.80%, 12/01/2077(e)	$250	$218	USD Swap Rate NY 5 Year + 3.15%
3 Month USD LIBOR + 2.41%			5.20%, 10/20/2045(d),(e)	1,000	997
		$16,371	USD Swap Semi-Annual 5 Year + 4.23%
Gas- 1.69%			MetLife Capital Trust IV
NiSource Inc			7.88%, 12/15/2067(d)	1,800	2,114
5.65%, 12/31/2049(c),(d),(e)	9,195	8,793	MetLife Inc
US Treasury Yield Curve Rate T Note			5.25%, 12/31/2049(c),(e)	1,400	1,394
Constant Maturity 5 Year + 2.84%			3 Month USD LIBOR + 3.58%
Hand & Machine Tools - 0.11%			6.40%, 12/15/2066	700	707
Stanley Black & Decker Inc			3 Month USD LIBOR + 2.21%
5.75%, 12/15/2053(e)	600	597	9.25%, 04/08/2068(d)	3,900	5,060
3 Month USD LIBOR + 4.30%			3 Month USD LIBOR + 5.54%
Insurance - 30.14%			10.75%, 08/01/2069	4,300	6,407
ACE Capital Trust II			Mitsui Sumitomo Insurance Co Ltd
9.70%, 04/01/2030	2,570	3,470	7.00%, 03/15/2072(d),(e)	3,600	3,852
Aegon NV			3 Month USD LIBOR + 5.90%
3.31%, 07/29/2049(c)	1,550	1,095	7.00%, 03/15/2072(e)	2,500	2,675
USD Swap Rate NY 10 Year + 0.10%			3 Month USD LIBOR + 5.90%
AG Insurance SA			Nationwide Financial Services Inc
6.75%, 03/29/2049(c),(e)	13,200	13,207	6.75%, 05/15/2087	500	518
USD Swap Semi-Annual 6 Year + 5.43%			Nippon Life Insurance Co
Allstate Corp/The			5.00%, 10/18/2042(d),(e)	1,525	1,544
5.75%, 08/15/2053(e)	9,900	9,789	3 Month USD LIBOR + 4.24%
3 Month USD LIBOR + 2.94%			5.10%, 10/16/2044(e)	785	787
American International Group Inc			USD Swap Rate NY 5 Year + 3.65%
5.75%, 04/01/2048(e)	13,077	11,769	Progressive Corp/The
3 Month USD LIBOR + 2.87%			5.38%, 12/31/2049(c),(e)	11,200	10,920
8.18%, 05/15/2068(e)	6,700	7,973	3 Month USD LIBOR + 2.54%
3 Month USD LIBOR + 4.20%			Prudential Financial Inc
Aon Corp			5.63%, 06/15/2043(e)	2,800	2,811
8.21%, 01/01/2027	1,000	1,170	3 Month USD LIBOR + 3.92%
Argentum Netherlands BV for Zurich Insurance			5.88%, 09/15/2042(e)	11,000	11,268
Co Ltd			3 Month USD LIBOR + 4.18%
5.12%, 06/01/2048(e)	2,000	1,860	Prudential PLC
US Treasury Yield Curve Rate T Note			7.75%, 12/31/2049(c)	2,000	2,002
Constant Maturity 5 Year + 3.27%			Reinsurance Group of America Inc
AXA SA			5.00%, 12/15/2065	2,000	1,960
6.38%, 12/29/2049(c),(d),(e)	2,800	2,814	3 Month USD LIBOR + 2.67%
3 Month USD LIBOR + 2.26%			Sumitomo Life Insurance Co
8.60%, 12/15/2030	2,400	3,018	6.50%, 09/20/2073(d),(e)	3,000	3,206
Catlin Insurance Co Ltd			3 Month USD LIBOR + 4.44%
5.42%, 07/29/2049(c),(d)	6,900	6,581	Voya Financial Inc
3 Month USD LIBOR + 2.98%			5.65%, 05/15/2053(e)	2,700	2,599
Everest Reinsurance Holdings Inc			3 Month USD LIBOR + 3.58%
5.00%, 05/01/2067	1,600	1,520	6.13%, 12/31/2049(c),(e)	1,000	979
3 Month USD LIBOR + 2.39%			US Treasury Yield Curve Rate T Note
Great-West Life & Annuity Insurance Capital LP			Constant Maturity 5 Year + 3.36%
6.63%, 11/15/2034(d)	1,200	1,317	XLIT Ltd
Hartford Financial Services Group Inc/The			4.89%, 12/31/2049(c)	1,400	1,318
4.74%, 02/12/2067(d)	3,900	3,266	3 Month USD LIBOR + 2.46%
3 Month USD LIBOR + 2.13%					$156,254
Legal & General Group PLC			Pipelines - 3.44%
5.25%, 03/21/2047(e)	11,000	9,900	Enbridge Inc
USD Swap Semi-Annual 5 Year + 3.69%			6.25%, 03/01/2078(e)	5,000	4,438
Liberty Mutual Group Inc			3 Month USD LIBOR + 3.64%
5.24%, 03/07/2067(d)	300	282	Enterprise Products Operating LLC
3 Month USD LIBOR + 2.91%			5.25%, 08/16/2077(e)	12,000	10,207
7.80%, 03/07/2087(d)	6,100	6,832	3 Month USD LIBOR + 3.03%
3 Month USD LIBOR + 3.58%			TransCanada PipeLines Ltd
Liberty Mutual Insurance Co			4.83%, 05/15/2067	200	169
7.70%, 10/15/2097(d)	1,100	1,425	3 Month USD LIBOR + 2.21%
Lincoln National Corp
4.51%, 04/20/2067	4,200	3,465
3 Month USD LIBOR + 2.04%
5.00%, 05/17/2066	1,300	1,101
3 Month USD LIBOR + 2.36%

See accompanying notes.

Schedule of Investments
Capital Securities Fund
November 30, 2018 (unaudited)

	Principal		(a)	Affiliated Security. Security is either an affiliate (and registered under the
BONDS (continued)	Amount (000’s) Value (000’s)		Investment Company Act of 1940) or an affiliate as defined by the Investment
Pipelines (continued)			Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Transcanada Trust			voting shares of the security). Please see affiliated sub-schedule for
5.63%, 05/20/2075(e)	$1,600	$1,489	transactional information.
3 Month USD LIBOR + 3.53%			(b) Current yield shown is as of period end.
5.87%, 08/15/2076(e)	1,600	1,512	(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
3 Month USD LIBOR + 4.64%			but they may be called by the issuer at an earlier date. Rate shown is as of
		$17,815	period end.
Sovereign - 0.39%			(d)	Security exempt from registration under Rule 144A of the Securities Act of
CoBank ACB			1933. These securities may be resold in transactions exempt from registration,
6.25%, 12/31/2049(c),(e)	1,000	1,035	normally to qualified institutional buyers. At the end of the period, the value of
3 Month USD LIBOR + 4.66%			these securities totaled $137,438 or 26.51% of net assets.
Farm Credit Bank of Texas			(e)	Rate shown is as of period end. The rate may be a variable or floating rate or
6.20%, 12/31/2049(c),(d),(e)	1,000	985	a fixed rate which may convert to a variable or floating rate in the future.
3 Month USD LIBOR + 3.22%
		$2,020	Portfolio Summary (unaudited)
Telecommunications - 0.20%			Sector	Percent
Koninklijke KPN NV			Financial	83.42%
7.00%, 03/28/2073(e)	1,000	1,023	Utilities	4.85%
USD Swap Semi-Annual 10 Year + 5.33%			Energy	4.18%
Transportation - 1.03%			Communications	1.71%
BNSF Funding Trust I			Government	1.53%
6.61%, 12/15/2055(e)	5,000	5,350	Industrial	1.14%
3 Month USD LIBOR + 2.35%			Consumer, Cyclical	1.01%
TOTAL BONDS		$477,629	Investment Companies	0.67%
Total Investments		$510,707	Other Assets and Liabilities	1.49%
Other Assets and Liabilities - 1.49%		7,724	TOTAL NET ASSETS	100.00%
TOTAL NET ASSETS - 100.00%		$518,431

Affiliated Securities	August 31, 2018		Purchases		Sales	November 30, 2018
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 2.08%	$10,077			22,053	$28,681	$3,449	$
	$10,077			22,053	$28,681	$3,449	$

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.08%	$25	$	— $		— $	—
	$25	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

COMMON STOCKS - 50.30%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Agriculture - 0.58%			Electric (continued)
Archer-Daniels-Midland Co	430,159	$19,796	Sembcorp Industries Ltd	652,100	$1,247
Bunge Ltd	56,927	3,249	Sempra Energy	167,800	19,334
		$23,045	Spark Infrastructure Group	7,460,873	12,849
Biotechnology - 0.01%			SSE PLC	600,495	8,419
Concordia International Corp (a)	22,681	431	Terna Rete Elettrica Nazionale SpA	1,060,808	5,946
Building Materials - 0.29%			Transmissora Alianca de Energia Eletrica SA	1,143,000	6,646
Forterra Inc (a)	11,616	57			$168,801
Fortune Brands Home & Security Inc	11,803	517	Electronics - 0.16%
Geberit AG	14,060	5,481	Badger Meter Inc	18,162	1,008
Louisiana-Pacific Corp	93,829	2,145	Halma PLC	235,730	4,138
Norbord Inc	62,001	1,733	Watts Water Technologies Inc	17,345	1,279
Pinnacle Renewable Holdings Inc	77,438	706			$6,425
Universal Forest Products Inc	28,927	800	Energy - Alternate Sources - 0.48%
		$11,439	Algonquin Power & Utilities Corp	336,800	3,574
Chemicals - 2.07%			Pattern Energy Group Inc	313,124	6,478
CF Industries Holdings Inc	71,207	3,004	TerraForm Power Inc	563,023	6,475
FMC Corp	43,291	3,582	Vestas Wind Systems A/S	30,593	2,287
Ingevity Corp (a)	13,701	1,343			$18,814
Israel Chemicals Ltd	631,895	3,708	Engineering & Construction - 1.25%
K+S AG	162,243	2,860	Aegion Corp (a)	23,125	442
Lenzing AG	10,472	999	Aena SME SA (c)	34,897	5,552
Linde PLC	22,357	3,556	China Tower Corp Ltd (a),(c)	31,876,000	4,738
Mosaic Co/The	513,030	18,469	Enav SpA (c)	2,503,682	11,919
Nutrien Ltd	414,801	21,366	Ferrovial SA	180,709	3,726
Nutrien Ltd	20,070	1,035	Flughafen Zurich AG	52,016	8,514
OCI NV (a)	114,564	2,620	Sydney Airport	2,892,263	14,412
Olin Corp	104,178	2,243			$49,303
PPG Industries Inc	58,667	6,414	Environmental Control - 0.25%
Sociedad Quimica y Minera de Chile SA ADR	86,812	3,820	AquaVenture Holdings Ltd (a)	9,322	175
Tokai Carbon Co Ltd	261,800	3,644	China Water Affairs Group Ltd	612,000	689
Yara International ASA	80,141	3,228	Energy Recovery Inc (a)	19,386	158
		$81,891	Evoqua Water Technologies Corp (a)	36,234	331
Commercial Services - 1.95%			Kurita Water Industries Ltd	66,600	1,790
ALEATICA SAB de CV	4,936,536	6,146	METAWATER Co Ltd	6,700	188
Atlantia SpA	1,138,677	23,393	Pentair PLC	100,667	4,299
Atlas Arteria Ltd	1,660,141	8,146	Tetra Tech Inc	39,604	2,414
Cengage Learning Holdings II Inc (a),(b)	8,191	43			$10,044
China Merchants Port Holdings Co Ltd	4,013,687	7,328	Food - 0.19%
Transurban Group	3,824,982	31,914	Ingredion Inc	36,601	3,823
		$76,970	Wilmar International Ltd	1,583,700	3,515
Consumer Products - 0.17%					$7,338
Avery Dennison Corp	35,173	3,391	Forest Products & Paper - 2.40%
Kimberly-Clark Corp	27,923	3,221	Acadian Timber Corp	122,760	1,385
		$6,612	BillerudKorsnas AB	59,394	795
Cosmetics & Personal Care - 0.33%			Canfor Corp	215,954	2,960
Essity AB	115,080	2,954	Clearwater Paper Corp (a)	27,728	854
Kao Corp	16,000	1,180	Domtar Corp	44,265	1,929
Svenska Cellulosa AB SCA	831,583	6,704	Empresas CMPC SA	710,160	2,457
Unicharm Corp	75,400	2,361	Ence Energia y Celulosa SA	95,362	603
		$13,199	Fibria Celulose SA ADR	921,314	17,274
Electric - 4.27%			Holmen AB	181,750	3,834
ACEA SpA	32,009	428	Interfor Corp (a)	207,885	2,347
American Electric Power Co Inc	156,200	12,143	International Paper Co	154,591	7,140
Atlantica Yield PLC	320,314	6,285	Mondi PLC	342,693	7,504
AusNet Services	3,824,369	4,329	Nine Dragons Paper Holdings Ltd	4,099,000	4,186
China Longyuan Power Group Corp Ltd	3,643,000	2,876	Oji Holdings Corp	938,400	5,486
Clearway Energy Inc	62,611	1,143	Quintis Ltd (a),(d),(e)	2,854,062	—
Dominion Energy Inc	113,529	8,458	Sappi Ltd	467,575	2,564
Duke Energy Corp	13,055	1,156	Smurfit Kappa Group PLC	159,513	4,312
Edison International	163,378	9,038	Stora Enso OYJ	548,147	7,008
Emera Inc	321,510	10,792	Sumitomo Forestry Co Ltd	165,000	2,439
Enel SpA	775,898	4,221	Suzano Papel e Celulose SA	489,800	5,178
Huadian Fuxin Energy Corp Ltd	17,732,000	3,545	UPM-Kymmene OYJ	258,737	6,911
Iberdrola SA	2,050,638	15,340	West Fraser Timber Co Ltd	97,306	5,079
Infraestructura Energetica Nova SAB de CV	2,027,964	7,695	Western Forest Products Inc	1,760,422	2,597
NextEra Energy Inc	69,200	12,574			$94,842
PG&E Corp (a)	328,400	8,663
Red Electrica Corp SA	262,865	5,674

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Gas - 1.10%			Mining (continued)
National Grid PLC	2,361,738	$25,212	Franco-Nevada Corp	57,900	$4,009
Snam SpA	1,484,390	6,513	Freeport-McMoRan Inc	1,019,451	12,173
Southcross Holdings Borrower LP (a),(b),(d),(e)	37	34	Fresnillo PLC	317,197	3,054
Southwest Gas Holdings Inc	122,800	9,673	Glencore PLC (a)	907,638	3,383
Western Gas Equity Partners LP	66,884	1,938	Goldcorp Inc	341,900	3,170
		$43,370	Livent Corp (a)	205,893	3,797
Hand & Machine Tools - 0.03%			MMC Norilsk Nickel PJSC ADR	223,366	4,181
Franklin Electric Co Inc	24,188	1,095	Newcrest Mining Ltd	626,317	9,503
Healthcare - Products - 0.16%			Newmont Mining Corp	336,357	10,878
Danaher Corp	59,140	6,478	Norsk Hydro ASA	667,961	3,156
Healthcare - Services - 0.00%			Rio Tinto Ltd	318,329	17,144
Millennium Health LLC (a),(b)	22,091	1	South32 Ltd	1,469,746	3,321
Millennium Health LLC (a),(b),(d),(e)	20,580	41	Southern Copper Corp	84,762	2,838
Millennium Health LLC (a),(b),(d),(e)	19,318	36	Sumitomo Metal Mining Co Ltd	114,100	3,327
		$78	Teck Resources Ltd	163,800	3,318
			Wheaton Precious Metals Corp	215,600	3,385
Holding Companies - Diversified - 0.07%					$122,338
Empresas COPEC SA	191,262	2,585	Miscellaneous Manufacturers - 0.16%
Home Builders - 0.24%			Aalberts Industries NV	60,014	2,111
DR Horton Inc	65,927	2,454	Alfa Laval AB	186,927	4,033
Meritage Homes Corp (a)	15,412	590			$6,144
PulteGroup Inc	98,494	2,612
Taylor Morrison Home Corp (a)	50,573	855	Oil & Gas - 5.41%
Toll Brothers Inc	58,293	1,922	Aker BP ASA	192,264	5,476
TRI Pointe Group Inc (a)	81,207	1,013	Anadarko Petroleum Corp	197,819	10,464
		$9,446	Antero Midstream Partners LP	184,856	5,113
			BP PLC	519,988	3,458
Iron & Steel - 1.50%			Cairn Energy PLC (a)	1,033,900	2,318
ArcelorMittal	366,742	8,388	Canadian Natural Resources Ltd	108,200	2,719
Fortescue Metals Group Ltd	1,331,956	3,911	Chevron Corp	31,230	3,715
JFE Holdings Inc	168,700	2,972	CNOOC Ltd	4,530,000	7,653
Nippon Steel & Sumitomo Metal Corp	183,500	3,362	ConocoPhillips	50,377	3,334
Novolipetsk Steel PJSC	152,596	3,613	Continental Resources Inc/OK (a)	132,131	6,041
Nucor Corp	59,186	3,575	Devon Energy Corp	212,789	5,752
Steel Dynamics Inc	130,613	4,598	Ecopetrol SA ADR	163,671	3,144
thyssenkrupp AG	159,676	3,000	Eni SpA	198,946	3,210
Vale SA ADR	1,689,184	23,142	EOG Resources Inc	122,232	12,628
voestalpine AG	82,279	2,743	Equinor ASA	143,809	3,369
		$59,304	Exxon Mobil Corp	46,141	3,668
Lodging - 0.51%			Fieldwood Energy LLC (a)	2,556	109
City Developments Ltd	1,240,000	7,649	Fieldwood Energy LLC (a)	12,648	540
Hilton Grand Vacations Inc (a)	80,178	2,570	Galp Energia SGPS SA	348,626	5,738
Hilton Worldwide Holdings Inc	131,414	9,927	Gazprom PJSC ADR	838,767	4,003
		$20,146	Hess Corp	137,267	7,397
Machinery - Diversified - 0.60%			Imperial Oil Ltd	118,600	3,532
ANDRITZ AG	50,780	2,452	LUKOIL PJSC ADR	53,611	3,956
Ebara Corp	59,100	1,536	Marathon Petroleum Corp	160,146	10,435
Gorman-Rupp Co/The	11,893	398	Novatek PJSC	22,154	3,780
IDEX Corp	43,827	6,022	Occidental Petroleum Corp	217,182	15,262
Kadant Inc	8,015	730	Ocean Rig UDW Inc (a)	33,759	936
Lindsay Corp	6,710	679	OMV AG	118,910	6,023
Mueller Water Products Inc - Class A	98,669	1,039	Petroleo Brasileiro SA ADR	340,289	4,955
SIG Combibloc Group AG (a)	171,084	1,733	Petroleo Brasileiro SA ADR	316,653	4,161
Valmet OYJ	37,414	807	Phillips 66	31,216	2,919
Xylem Inc/NY	112,050	8,177	Pioneer Natural Resources Co	48,648	7,188
		$23,573	Repsol SA	191,921	3,306
Media - 0.02%			Rosneft Oil Co PJSC	580,502	3,665
Cumulus Media Inc (a)	77,106	871	Royal Dutch Shell PLC - A Shares	113,768	3,447
Metal Fabrication & Hardware - 0.12%			S-Oil Corp	28,020	2,768
Advanced Drainage Systems Inc	25,569	697	Suncor Energy Inc	89,800	2,895
Reliance Worldwide Corp Ltd	443,624	1,542	TOTAL SA	389,889	21,686
Tenaris SA	193,091	2,339	Valero Energy Corp	126,124	10,077
		$4,578	Vantage Drilling International (a),(d),(e)	1,554	160
Mining - 3.09%			Woodside Petroleum Ltd	138,723	3,162
Alcoa Corp (a)	172,385	5,484			$214,162
Anglo American PLC	184,605	3,719	Oil & Gas Services - 0.39%
Antofagasta PLC	353,264	3,625	Halliburton Co	253,339	7,963
Barrick Gold Corp	921,063	11,736	Schlumberger Ltd	153,133	6,906
BHP Billiton Ltd	154,012	3,422	Select Energy Services Inc (a)	42,019	407
Compass Minerals International Inc	74,152	3,715			$15,276

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Packaging & Containers - 1.21%			REITs (continued)
Amcor Ltd/Australia	357,672	$3,518	Essex Property Trust Inc	44,508	$11,684
Ball Corp	166,321	8,168	Frasers Logistics & Industrial Trust	3,657,171	2,831
DS Smith PLC	848,563	3,627	Gecina SA	58,533	8,195
Graphic Packaging Holding Co	92,525	1,110	Goodman Group	1,863,317	14,002
Greif Inc - Class A	43,539	2,232	Inmobiliaria Colonial Socimi SA	794,602	7,998
Klabin SA	662,700	2,870	Invitation Homes Inc	536,875	11,521
Packaging Corp of America	155,525	15,213	Japan Hotel REIT Investment Corp	8,720	6,075
Sealed Air Corp	92,222	3,369	Japan Retail Fund Investment Corp	1,884	3,616
Sonoco Products Co	27,374	1,575	Kilroy Realty Corp	82,541	5,785
Westrock Co	133,243	6,277	Klepierre SA	101,269	3,320
		$47,959	Link REIT	1,119,000	10,681
Pipelines - 7.87%			MCUBS MidCity Investment Corp	6,411	5,065
AltaGas Ltd	99,779	1,085	Merlin Properties Socimi SA	467,416	5,910
Andeavor Logistics LP	210,663	7,862	Minto Apartment Real Estate Investment Trust	326,030	4,650
Antero Midstream GP LP	67,098	994	Park Hotels & Resorts Inc	61,518	1,896
APA Group	1,430,524	9,230	Physicians Realty Trust	186,337	3,319
BP Midstream Partners LP	83,038	1,401	PotlatchDeltic Corp	237,089	8,796
Buckeye Partners LP	167,497	4,951	Prologis Inc	201,793	13,589
Cheniere Energy Inc (a)	388,534	23,747	Rayonier Inc	359,345	11,366
DCP Midstream LP	27,125	924	Regency Centers Corp	151,808	9,664
Enbridge Energy Management LLC	498,525	5,434	Rexford Industrial Realty Inc	357,983	11,685
Enbridge Inc	954,962	31,381	Segro PLC	1,153,449	8,899
Enbridge Inc	92,832	3,038	Simon Property Group Inc	116,981	21,722
Energy Transfer LP	1,317,411	19,195	STORE Capital Corp	159,600	4,782
EnLink Midstream Partners LP	233,286	3,086	Sun Communities Inc	68,645	7,146
Enterprise Products Partners LP	702,891	18,451	Sunstone Hotel Investors Inc	307,470	4,692
EQM Midstream Partners LP	229,930	10,958	Unibail-Rodamco-Westfield	7,209	1,242
Gibson Energy Inc	234,064	3,761	UNITE Group PLC/The	578,976	6,159
Kinder Morgan Inc/DE	921,944	15,737	United Urban Investment Corp	3,279	5,222
Magellan Midstream Partners LP	234,196	14,164	Vicinity Centres	2,103,724	4,117
MPLX LP	419,636	13,903	Welltower Inc	130,622	9,448
Noble Midstream Partners LP	40,388	1,338	Weyerhaeuser Co	394,859	10,428
ONEOK Inc	194,545	11,951			$344,247
Pembina Pipeline Corp	81,221	2,739	Retail - 0.04%
Phillips 66 Partners LP	176,601	8,283	BMC Stock Holdings Inc (a)	22,695	386
Plains All American Pipeline LP	797,635	18,370	Gymboree Corp/The (a),(b)	17,842	87
Shell Midstream Partners LP	316,652	5,966	Gymboree Holding Corp (a)	48,577	237
Tallgrass Energy LP	302,644	6,464	Home Depot Inc/The	5,894	1,063
Targa Resources Corp	112,005	4,999			$1,773
TransCanada Corp	425,097	17,421	Software - 0.18%
Western Gas Partners LP	231,808	10,302	Avaya Holdings Corp (a)	171,909	2,677
Williams Cos Inc/The	1,355,396	34,318	InterXion Holding NV (a)	71,707	4,465
		$311,453			$7,142
Real Estate - 1.70%			Storage & Warehousing - 0.07%
ADO Properties SA (c)	139,131	7,578	Safestore Holdings PLC	407,483	2,744
Aroundtown SA	948,514	8,136	Telecommunications - 0.12%
Deutsche Wohnen SE	246,004	11,821	Eutelsat Communications SA	217,389	4,647
Entra ASA (c)	274,379	3,615	Transportation - 0.14%
Fabege AB	520,735	6,494	East Japan Railway Co	54,300	4,940
Hongkong Land Holdings Ltd	952,004	6,212	Harvey Gulf (a),(d),(e)	3,014	126
Mitsui Fudosan Co Ltd	463,800	11,118	Harvey Gulf - Warrants (a)	13,471	620
New World Development Co Ltd	6,731,000	9,094			$5,686
Pope Resources a Delaware LP	47,701	3,363
		$67,431	Water - 2.47%
			Aguas Andinas SA	1,216,169	702
REITs - 8.70%			American States Water Co	26,292	1,764
Agree Realty Corp	54,181	3,228	American Water Works Co Inc	129,182	12,325
Alexandria Real Estate Equities Inc	110,853	13,801	Aqua America Inc	127,337	4,366
American Tower Corp	21,960	3,612	Beijing Enterprises Water Group Ltd	3,974,000	2,310
Americold Realty Trust	314,269	8,422	California Water Service Group	34,405	1,573
Apartment Investment & Management Co	145,080	6,832	Cia de Saneamento Basico do Estado de Sao	244,601	1,768
AvalonBay Communities Inc	77,486	14,767	Paulo ADR
CatchMark Timber Trust Inc	266,710	2,211	Cia de Saneamento do Parana	591,140	8,739
CFE Capital S de RL de CV	5,072,600	3,586	Connecticut Water Service Inc	8,621	600
Crown Castle International Corp	109,106	12,536	Guangdong Investment Ltd	2,060,000	3,982
CubeSmart	165,042	5,139	Middlesex Water Co	11,733	608
Daiwa Office Investment Corp	926	5,730	Pennon Group PLC	1,171,330	10,788
Dexus	853,872	6,549	PICO Holdings Inc (a)	15,680	153
EPR Properties	58,577	4,149	Severn Trent PLC	606,331	14,186
Equinix Inc	21,232	8,180

See accompanying notes.

Schedule of Investments

Diversified Real Asset Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)			Principal
Water (continued)			BONDS (continued)	Amount (000’s)	Value (000’s)
SJW Group	11,363	$637	Finance - Mortgage Loan/Banker (continued)
Suez	303,385	4,520	Federal Home Loan Banks (continued)
United Utilities Group PLC	2,242,309	21,807	2.49%, 01/30/2020(h)		$11,000	$11,007
Veolia Environnement SA	308,337	6,570	3 Month Treasury Bill + 0.14%
York Water Co/The	9,244	306	Freddie Mac
		$97,704	2.22%, 08/08/2019(h)		20,200	20,193
TOTAL COMMON STOCKS		$1,989,384	1 Month USD LIBOR + (0.20)%
INVESTMENT COMPANIES - 4.52%	Shares Held Value (000's)		2.22%, 08/12/2019(h)		29,400	29,399
Exchange Traded Funds - 0.24%			1 Month USD LIBOR + (0.20)%
Invesco S&P Global Water Index ETF	76,664	2,574	2.24%, 06/28/2019(h)		3,300	3,300
SPDR S&P Global Natural Resources ETF	158,237	7,030	1 Month USD LIBOR + (0.10)%
		$9,604	2.24%, 07/05/2019(h)		5,400	5,400
Money Market Funds - 4.28%			3 Month USD LIBOR + (0.17)%
Principal Government Money Market Fund	169,384,536	169,385	2.28%, 09/20/2019(h),(i)		18,000	17,998
2.08%(f),(g)						$208,183
TOTAL INVESTMENT COMPANIES		$178,989	Media- 0.01%
PREFERRED STOCKS - 0.22%	Shares Held Value (000's)		iHeartCommunications Inc
Electric - 0.22%			0.00%, 12/15/2019(a)		523	374
Cia de Transmissao de Energia Eletrica Paulista	248,472	$4,636	Sovereign - 1.10%
4.62%			Chile Government International Bond
Cia Energetica de Sao Paulo 0.04%	787,100	3,962	3.24%, 02/06/2028		401	378
		$8,598	Colombia Government International Bond
TOTAL PREFERRED STOCKS		$8,598	4.50%, 03/15/2029		700	685
	Principal		France (GOVT OF)
BONDS- 8.20%	Amount (000's) Value (000's)		1.85%, 07/25/2027	EUR	7,349	10,277
Federal & Federally Sponsored Credit - 1.83%			Indonesia Government International Bond
Federal Farm Credit Banks			3.50%, 01/11/2028		$430	390
2.29%, 07/09/2020(h)	$14,000	$13,991	4.10%, 04/24/2028		295	282
Federal Reserve Bank Prime Loan Rate			Italy Buoni Poliennali Del Tesoro
US +(2.96)%			1.25%, 10/27/2020(c)	EUR	1,002	1,159
2.32%, 09/24/2020(h)	8,700	8,696	1.30%, 05/15/2028(c)		3,008	3,158
Federal Reserve Bank Prime Loan Rate			1.65%, 04/23/2020(c)		1,872	2,161
US +(5.86)%			Japanese Government CPI Linked Bond
2.34%, 12/11/2019(h)	13,500	13,507	0.10%, 03/10/2027	JPY	687,784	6,320
Federal Reserve Bank Prime Loan Rate			0.10%, 03/10/2028		720,053	6,616
US +(5.82)%			Mexico Government International Bond
2.43%, 11/04/2019(h)	25,000	25,003	3.75%, 01/11/2028		$795	735
US Treasury 3 Month Bill Money Market			New Zealand Government Inflation Linked Bond
Yield + 0.05%			2.58%, 09/20/2040	NZD	1,099	876
2.44%, 01/27/2020(h)	11,000	11,004	2.61%, 09/20/2035		2,831	2,273
US Treasury 3 Month Bill Money Market			3.18%, 09/20/2030		6,739	5,737
Yield + 0.11%			United Kingdom Gilt
		$72,201	1.50%, 07/22/2047	GBP	2,345	2,624
Finance - Mortgage Loan/Banker - 5.26%						$43,671
Fannie Mae			TOTAL BONDS			$324,429
2.34%, 04/30/2020(h)	16,800	16,802	COMMODITY INDEXED STRUCTURED	Principal
United States Secured Overnight			NOTES- 0.42%	Amount (000's)	Value (000's)
Financing Rate + 0.10%			Banks- 0.42%
2.40%, 01/30/2020(h)	42,160	42,196	Royal Bank of Canada; Dow Jones - UBS
United States Secured Overnight			Commodity Index Linked Note
Financing Rate + 0.16%			2.20%, 04/23/2019(c)		$22,000	16,666
Federal Farm Credit Banks			TOTAL COMMODITY INDEXED STRUCTURED NOTES			$16,666
2.32%, 08/27/2020(h)	3,800	3,799		Principal
Federal Reserve Bank Prime Loan Rate			CONVERTIBLE BONDS - 0.01%	Amount (000's)	Value (000's)
US +(2.93)%			Oil & Gas - 0.01%
Federal Home Loan Banks			Vantage Drilling International
2.21%, 06/21/2019(h)	16,500	16,499	1.00%, PIK 1.00%, 12/31/2030(e),(i),(j)		275	275
1 Month USD LIBOR + (0.18)%			TOTAL CONVERTIBLE BONDS			$275
2.23%, 06/27/2019(h)	9,300	9,299	SENIOR FLOATING RATE INTERESTS	Principal
1 Month USD LIBOR + (0.19)%			- 14.36%	Amount (000's)	Value (000's)
2.23%, 07/19/2019(h)	9,000	8,999	Advertising - 0.17%
1 Month USD LIBOR + (0.14)%			Advantage Sales & Marketing Inc
2.24%, 11/13/2019(h)	10,000	9,995	5.59%, 07/23/2021(k)		$1,472	$1,328
1 Month USD LIBOR + (0.08)%			US LIBOR + 3.25%
2.24%, 01/23/2020(h)	5,800	5,799	Affinion Group Inc
1 Month USD LIBOR + (0.07)%			10.39%, 03/31/2022(k)		859	854
2.26%, 12/16/2019(h)	7,500	7,498	US LIBOR + 7.75%
1 Month USD LIBOR + (0.06)%

See accompanying notes.

Schedule of Investments

Diversified Real Asset Fund November 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Advertising (continued)			Commercial Services - 0.67%
Checkout Holding Corp			Allied Universal Holdco LLC
0.00%, 04/09/2021(a),(k)	$2,024	$493	6.14%, 07/28/2022(k)	$1,410	$1,378
US LIBOR + 3.50%			US LIBOR + 3.75%
Getty Images Inc			Atlantic Aviation FBO Inc
5.84%, 10/03/2019(k)	3,463	3,430	0.00%, 11/28/2025(k),(l)	750	748
US LIBOR + 3.50%			Camelot Finance LP
Red Ventures LLC			5.59%, 10/03/2023(k)	2,392	2,364
5.32%, 11/08/2024(k)	799	790	US LIBOR + 3.25%
US LIBOR + 3.00%			Concentra Inc
		$6,895	5.07%, 06/01/2022(k)	3,168	3,131
Aerospace & Defense - 0.24%			US LIBOR + 2.50%
Sequa Mezzanine Holdings LLC			Gartner Inc
7.41%, 10/28/2021(k)	3,652	3,565	4.09%, 03/20/2022(k)	931	926
US LIBOR + 5.00%			US LIBOR + 2.00%
11.52%, 04/28/2022(k)	1,304	1,255	Laureate Education Inc
US LIBOR + 9.00%			6.03%, 04/26/2024(k)	1,821	1,815
TransDigm Inc			US LIBOR + 3.50%
4.84%, 06/09/2023(k)	3,763	3,664	Monitronics International Inc
US LIBOR + 2.50%			7.89%, 09/30/2022(k)	1,671	1,571
4.84%, 05/30/2025(k)	995	969	US LIBOR + 5.50%
US LIBOR + 2.50%			PAREXEL International Corp
		$9,453	5.09%, 08/09/2024(k)	743	720
Airlines - 0.24%			US LIBOR + 2.75%
American Airlines Inc			Prime Security Services Borrower LLC
4.07%, 06/27/2025(k)	3,115	3,009	5.09%, 05/02/2022(k)	1,925	1,902
US LIBOR + 1.75%			US LIBOR + 2.75%
4.31%, 12/14/2023(k)	1,663	1,630	Refinitiv US Holdings Inc
US LIBOR + 2.00%			6.06%, 09/18/2025(k)	3,000	2,919
4.32%, 10/10/2021(k)	4,762	4,709	US LIBOR + 3.75%
US LIBOR + 2.00%			Syniverse Holdings Inc
		$9,348	5.94%, 02/09/2023(k)	3,607	3,445
Automobile Parts & Equipment - 0.02%			US LIBOR + 5.00%
Altra Industrial Motion Corp			11.31%, 02/09/2024(k)	2,000	1,879
4.34%, 09/26/2025(k)	1,000	987	US LIBOR + 9.00%
US LIBOR + 2.00%			Vantiv LLC
			4.06%, 08/09/2024(k)	1,493	1,478
Beverages - 0.05%			US LIBOR + 1.75%
Jacobs Douwe Egberts International BV			Verscend Holding Corp
4.56%, 10/23/2025(k)	2,108	2,093	6.84%, 08/08/2025(k)	1,333	1,331
US LIBOR + 2.00%			US LIBOR + 4.50%
Biotechnology - 0.11%			WEX Inc
Concordia International Corp			4.59%, 06/30/2023(k)	925	916
7.82%, 09/06/2024(k)	4,706	4,541	US LIBOR + 2.25%
US LIBOR + 5.50%					$26,523
Building Materials - 0.09%			Computers - 0.55%
Quikrete Holdings Inc			Dell International LLC
5.09%, 11/03/2023(k)	3,583	3,505	4.35%, 09/07/2023(k)	8,377	8,268
US LIBOR + 2.75%			US LIBOR + 2.00%
Chemicals - 0.08%			iQor US Inc
INEOS US Finance LLC			7.40%, 04/01/2021(k)	1,933	1,809
4.35%, 03/31/2024(k)	239	234	US LIBOR + 5.00%
US LIBOR + 2.00%			McAfee LLC
Minerals Technologies Inc			6.14%, 09/30/2024(k)	3,256	3,244
4.75%, 05/09/2021(k)	1,305	1,295	US LIBOR + 3.75%
Starfruit US Holdco LLC			10.82%, 09/29/2025(k)	687	692
5.55%, 09/19/2025(k)	1,310	1,290	US LIBOR + 8.50%
US LIBOR + 3.25%			NeuStar Inc
Tronox Blocked Borrower LLC			5.83%, 08/08/2024(k)	986	972
5.35%, 09/13/2024(k)	62	61	US LIBOR + 3.50%
US LIBOR + 3.00%			Optiv Security Inc
Tronox Finance LLC			5.55%, 02/01/2024(k)	913	870
5.34%, 09/13/2024(k)	143	141	US LIBOR + 3.25%
US LIBOR + 3.00%			Tempo Acquisition LLC
		$3,021	5.30%, 05/01/2024(k)	1,478	1,464
Coal - 0.03%			US LIBOR + 3.00%
Peabody Energy Corp
5.09%, 03/07/2025(k)	1,184	1,176
US LIBOR + 2.75%

See accompanying notes.

Schedule of Investments

Diversified Real Asset Fund November 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Computers (continued)			Electronics - 0.03%
Western Digital Corp			TTM Technologies Inc
4.06%, 04/29/2023(k)	$4,409	$4,276	4.80%, 09/13/2024(k)	$1,405	$1,377
US LIBOR + 1.75%			US LIBOR + 2.50%
		$21,595	Engineering & Construction - 0.06%
Consumer Products - 0.02%			Brand Industrial Services Inc
Prestige Brands Inc			6.73%, 06/21/2024(k)	2,253	2,213
4.34%, 01/20/2024(k)	649	642	US LIBOR + 4.25%
US LIBOR + 2.00%			Entertainment - 0.66%
Cosmetics & Personal Care - 0.16%			CCM Merger Inc
Coty Inc			4.59%, 08/08/2021(k)	1,060	1,056
4.07%, 04/05/2023(k)	2,469	2,345	US LIBOR + 2.25%
US LIBOR + 1.75%			CEOC LLC
4.57%, 04/07/2025(k)	1,496	1,397	4.30%, 10/06/2024(k)	2,496	2,443
US LIBOR + 2.25%			US LIBOR + 2.00%
Revlon Consumer Products Corp			Crown Finance US Inc
6.21%, 07/21/2023(k)	3,472	2,555	4.81%, 02/07/2025(k)	746	732
US LIBOR + 3.50%			US LIBOR + 2.50%
		$6,297	Formula One Management Ltd
Distribution & Wholesale - 0.15%			4.84%, 02/01/2024(k)	6,702	6,465
Core & Main LP			US LIBOR + 2.50%
5.53%, 08/01/2024(k)	1,484	1,466	Metro-Goldwyn-Mayer Inc
US LIBOR + 3.00%			4.85%, 07/03/2025(k)	1,500	1,485
KAR Auction Services Inc			US LIBOR + 2.50%
4.94%, 03/09/2023(k)	767	760	6.85%, 07/03/2026(k)	750	739
US LIBOR + 2.50%			US LIBOR + 4.50%
Univar USA Inc			Penn National Gaming Inc
4.59%, 07/01/2024(k)	3,754	3,676	4.58%, 08/14/2025(k)	2,000	1,981
US LIBOR + 2.50%			US LIBOR + 2.25%
		$5,902	Scientific Games International Inc
Diversified Financial Services - 0.27%			5.22%, 08/14/2024(k)	6,105	5,936
Capital Automotive LP			US LIBOR + 2.75%
4.85%, 03/21/2024(k)	3,569	3,510	Stars Group Holdings BV
US LIBOR + 2.50%			5.89%, 06/27/2025(k)	2,996	2,982
8.34%, 03/21/2025(k)	2,061	2,063	US LIBOR + 3.50%
US LIBOR + 6.00%			William Morris Endeavor Entertainment LLC
Ditech Holding Corp			5.28%, 05/16/2025(k)	2,057	2,016
8.34%, 06/30/2022(k)	5,349	4,739	US LIBOR + 2.75%
US LIBOR + 3.75%					$25,835
Lions Gate Capital Holdings LLC			Environmental Control - 0.14%
4.59%, 03/24/2025(k)	595	587	Advanced Disposal Services Inc
US LIBOR + 2.25%			4.47%, 11/10/2023(k)	4,750	4,698
		$10,899	US LIBOR + 2.25%
Electric - 0.49%			GFL Environmental Inc
Calpine Corp			5.40%, 05/09/2025(k)	1,000	972
4.89%, 05/05/2023(k)	2,338	2,294	US LIBOR + 2.75%
US LIBOR + 2.50%					$5,670
4.89%, 01/15/2024(k)	1,344	1,317	Food - 0.41%
US LIBOR + 2.50%			Albertson's LLC
Dayton Power & Light Co/The			5.45%, 10/29/2025(k)	9,286	9,077
4.35%, 08/24/2022(k)	2,106	2,097	US LIBOR + 3.00%
US LIBOR + 2.00%			CHG PPC Parent LLC
NRG Energy Inc			5.09%, 03/30/2025(k)	748	738
4.14%, 06/30/2023(k)	774	764	US LIBOR + 2.75%
US LIBOR + 1.75%			Moran Foods LLC
Vistra Operations Co LLC			8.30%, 12/01/2023(k)	490	255
4.31%, 12/31/2025(k)	2,128	2,094	US LIBOR + 6.00%
US LIBOR + 2.00%			US Foods Inc
4.34%, 08/04/2023(k)	8,471	8,344	4.34%, 06/27/2023(k)	6,306	6,226
US LIBOR + 2.00%			US LIBOR + 2.00%
4.57%, 12/14/2023(k)	2,450	2,421			$16,296
US LIBOR + 2.25%			Food Service - 0.02%
		$19,331	8th Avenue Food & Provisions Inc
Electrical Components & Equipment - 0.02%			6.05%, 09/19/2025(k)	900	898
Energizer Holdings Inc			US LIBOR + 3.75%
0.00%, 06/20/2025(k),(l)	750	731
US LIBOR + 2.25%

See accompanying notes.

Schedule of Investments

Diversified Real Asset Fund November 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Healthcare - Products - 0.31%			Healthcare - Services (continued)
ConvaTec Inc			Select Medical Corp
4.64%, 10/31/2023(k)	$2,608	$2,576	4.81%, 03/06/2025(k)	$2,182	$2,160
US LIBOR + 2.25%			US LIBOR + 2.50%
DJO Finance LLC			Syneos Health Inc
5.62%, 06/24/2020(k)	1,444	1,441	4.34%, 08/01/2024(k)	1,975	1,954
US LIBOR + 3.25%			US LIBOR + 2.00%
Kinetic Concepts Inc					$34,560
5.64%, 02/02/2024(k)	2,365	2,353	Insurance - 0.16%
US LIBOR + 3.25%			Acrisure LLC
LifeScan Global Corp			6.55%, 11/20/2023(k)	1,229	1,215
8.40%, 10/01/2024(k)	750	718	US LIBOR + 4.25%
US LIBOR + 6.00%			Alliant Holdings Intermediate LLC
MedPlast Holdings Inc			5.06%, 05/09/2025(k)	2,712	2,660
6.15%, 06/26/2025(k)	1,750	1,746	US LIBOR + 3.00%
US LIBOR + 3.75%			HUB International Ltd
Onex Carestream Finance LP			5.49%, 04/25/2025(k)	2,567	2,519
6.34%, 06/07/2019(k)	1,945	1,901	US LIBOR + 3.00%
US LIBOR + 4.00%					$6,394
10.84%, 12/07/2019(k)	565	562	Internet - 0.10%
US LIBOR + 8.50%			Ancestry.com Operations Inc
Vyaire Medical Inc			5.60%, 10/19/2023(k)	1,849	1,826
7.14%, 04/11/2025(k)	998	923	US LIBOR + 3.25%
US LIBOR + 4.75%			Uber Technologies Inc
		$12,220	5.81%, 07/13/2023(k)	995	979
Healthcare - Services - 0.87%			US LIBOR + 3.50%
Air Medical Group Holdings Inc			6.32%, 04/04/2025(k)	998	985
6.56%, 03/14/2025(k)	690	669	US LIBOR + 4.00%
US LIBOR + 4.25%					$3,790
Ardent Health Partners LLC			Investment Companies - 0.10%
6.84%, 06/16/2025(k)	1,747	1,737	RPI Finance Trust
US LIBOR + 4.50%			4.39%, 03/27/2023(k)	3,888	3,849
Catalent Pharma Solutions Inc			US LIBOR + 2.00%
4.59%, 05/20/2024(k)	2,445	2,426	Leisure Products & Services - 0.22%
US LIBOR + 2.25%			Alterra Mountain Co
CHS/Community Health Systems Inc			5.34%, 07/31/2024(k)	1,570	1,555
5.56%, 01/27/2021(k)	1,702	1,660	US LIBOR + 3.00%
US LIBOR + 3.25%			Equinox Holdings Inc
Envision Healthcare Corp			5.34%, 03/08/2024(k)	1,035	1,025
0.00%, 09/26/2025(k),(l)	750	720	US LIBOR + 3.00%
US LIBOR + 3.75%			Fitness International LLC
Gentiva Health Services Inc			5.09%, 04/18/2023(k)	1,728	1,720
6.13%, 07/02/2025(k)	2,932	2,925	US LIBOR + 2.75%
US LIBOR + 3.75%			Life Time Fitness Inc
9.38%, 07/02/2026(k)	500	502	5.46%, 06/10/2022(k)	3,570	3,510
US LIBOR + 7.00%			US LIBOR + 2.75%
HCA Inc			Sabre GLBL Inc
4.09%, 03/17/2023(k)	3,135	3,117	4.34%, 02/22/2024(k)	969	953
US LIBOR + 1.75%			US LIBOR + 2.00%
4.34%, 03/07/2025(k)	6,131	6,108			$8,763
US LIBOR + 2.00%
Heartland Dental LLC			Lodging - 0.36%
6.09%, 04/18/2025(k)	107	106	Boyd Gaming Corp
US LIBOR + 3.75%			4.49%, 09/15/2023(k)	2,050	2,010
Jaguar Holding Co II			US LIBOR + 2.25%
4.84%, 08/18/2022(k)	5,933	5,833	Caesars Resort Collection LLC
US LIBOR + 2.50%			5.09%, 12/22/2024(k)	3,968	3,894
MPH Acquisition Holdings LLC			US LIBOR + 2.75%
5.14%, 05/25/2023(k)	712	698	CityCenter Holdings LLC
US LIBOR + 3.00%			4.59%, 04/18/2024(k)	3,035	2,978
New Millennium Holdco Inc			US LIBOR + 2.25%
8.84%, 12/21/2020(k)	1,091	605	Hilton Worldwide Finance LLC
US LIBOR + 6.50%			4.07%, 10/25/2023(k)	3,375	3,340
Quorum Health Corp			US LIBOR + 1.75%
9.05%, 04/29/2022(k)	393	394	Wyndham Hotels & Resorts Inc
US LIBOR + 6.75%			4.09%, 05/30/2025(k)	2,000	1,978
RegionalCare Hospital Partners Holdings Inc			US LIBOR + 1.75%
7.13%, 11/14/2025(k)	3,000	2,946			$14,200
US LIBOR + 4.50%

See accompanying notes.

Schedule of Investments

Diversified Real Asset Fund November 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Machinery - Construction & Mining - 0.03%			Media (continued)
North American Lifting Holdings Inc			Nielsen Finance LLC
6.89%, 11/27/2020(k)	$1,508	$1,397	4.32%, 10/04/2023(k)	$2,458	$2,417
US LIBOR + 4.50%			US LIBOR + 2.00%
Machinery - Diversified - 0.26%			Sinclair Television Group Inc
Columbus McKinnon Corp/NY			4.60%, 01/03/2024(k)	995	982
4.89%, 01/31/2024(k)	1,342	1,335	US LIBOR + 2.25%
US LIBOR + 2.50%			Tribune Media Co
Gardner Denver Inc			5.34%, 01/27/2024(k)	2,053	2,044
5.09%, 07/30/2024(k)	4,829	4,798	US LIBOR + 3.00%
US LIBOR + 2.75%			UPC Financing Partnership
NN Inc			4.81%, 01/15/2026(k)	2,801	2,762
5.59%, 03/26/2021(k)	2,154	2,116	US LIBOR + 2.50%
US LIBOR + 3.25%			Ziggo Secured Finance Partnership
6.05%, 10/19/2022(k)	667	659	4.81%, 04/15/2025(k)	2,150	2,098
US LIBOR + 3.75%			US LIBOR + 2.50%
RBS Global Inc					$62,260
4.35%, 08/21/2024(k)	1,229	1,220	Mining - 0.01%
US LIBOR + 2.25%			Covia Holdings Corp
		$10,128	6.14%, 04/09/2025(k)	384	307
Media - 1.57%			US LIBOR + 3.75%
Altice Financing SA			Miscellaneous Manufacturers - 0.08%
5.05%, 07/15/2025(k)	2,955	2,863	Gates Global LLC
US LIBOR + 2.75%			5.09%, 03/31/2024(k)	3,404	3,344
Altice France SA/France			US LIBOR + 2.75%
6.31%, 08/14/2026(k)	4,000	3,805	Office & Business Equipment - 0.01%
US LIBOR + 4.00%			Zebra Technologies Corp
CBS Radio Inc			4.09%, 10/27/2021(k)	447	446
5.07%, 11/17/2024(k)	2,408	2,389	US LIBOR + 1.75%
US LIBOR + 2.75%			Oil & Gas - 0.39%
Charter Communications Operating LLC			California Resources Corp
4.35%, 04/13/2025(k)	6,349	6,277	7.07%, 11/14/2022(k)	4,500	4,526
US LIBOR + 2.00%			US LIBOR + 4.75%
CSC Holdings LLC			12.72%, 12/31/2021(k)	1,750	1,863
4.81%, 01/25/2026(k)	1,493	1,469	US LIBOR + 10.37%
US LIBOR + 2.50%			Drillship Kithira Owners Inc
Cumulus Media New Holdings Inc			8.00%, 09/20/2024(k)	220	231
6.85%, 05/15/2022(k)	6,043	5,831	Fieldwood Energy LLC
US LIBOR + 4.50%			7.59%, 04/11/2022(k)	3,429	3,361
Gray Television Inc			US LIBOR + 5.25%
0.00%, 11/02/2025(k),(l)	750	743	9.59%, 04/11/2023(k)	2,651	2,412
US LIBOR + 2.50%			US LIBOR + 7.25%
4.57%, 02/02/2024(k)	553	547	Seadrill Operating LP
US LIBOR + 2.25%			8.39%, 02/12/2021(k)	3,427	2,928
Houghton Mifflin Harcourt Publishers Inc			US LIBOR + 6.00%
5.35%, 05/11/2021(k)	2,623	2,416			$15,321
US LIBOR + 3.00%			Oil & Gas Services - 0.06%
iHeartCommunications Inc			McDermott Technology Americas Inc
0.00%, 01/22/2019(a),(k)	20,055	14,242	7.34%, 04/04/2025(k)	2,488	2,384
US LIBOR + 6.75%			US LIBOR + 5.00%
0.00%, 07/30/2019(a),(k)	2,886	2,046
US LIBOR + 7.50%			Packaging & Containers - 0.26%
McGraw-Hill Global Education Holdings LLC			Berry Global Inc
6.34%, 05/04/2022(k)	3,321	3,059	4.32%, 01/19/2024(k)	1,965	1,942
US LIBOR + 4.00%			US LIBOR + 2.00%
Mediacom Illinois LLC			CROWN Americas LLC
3.98%, 02/15/2024(k)	483	474	4.32%, 01/17/2025(k)	1,428	1,424
US LIBOR + 1.75%			US LIBOR + 2.00%
Meredith Corp			Reynolds Group Holdings Inc
5.05%, 01/31/2025(k)	3,101	3,083	5.08%, 02/05/2023(k)	6,899	6,807
US LIBOR + 2.75%			US LIBOR + 2.75%
Mission Broadcasting Inc					$10,173
4.57%, 01/17/2024(k)	406	401	Pharmaceuticals - 0.46%
US LIBOR + 2.25%			Change Healthcare Holdings LLC
Nexstar Broadcasting Inc			5.09%, 03/01/2024(k)	7,673	7,574
4.57%, 01/17/2024(k)	2,341	2,312	US LIBOR + 2.75%
US LIBOR + 2.25%			Grifols Worldwide Operations USA Inc
			4.47%, 01/31/2025(k)	4,915	4,872
			US LIBOR + 2.25%

See accompanying notes.

Schedule of Investments

Diversified Real Asset Fund November 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Pharmaceuticals (continued)			Retail (continued)
PharMerica Corp			SRS Distribution Inc
5.81%, 12/06/2024(k)	$1,493	$1,482	5.59%, 05/19/2025(k)	$1,496	$1,438
US LIBOR + 3.50%			US LIBOR + 3.25%
Valeant Pharmaceuticals International					$28,503
4.97%, 11/14/2025(k)	2,750	2,706	Semiconductors - 0.08%
US LIBOR + 2.75%			Bright Bidco BV
5.31%, 05/19/2025(k)	1,218	1,204	5.87%, 06/30/2024(k)	1,162	1,110
US LIBOR + 3.00%			US LIBOR + 3.50%
Vizient Inc			Microchip Technology Inc
5.09%, 02/13/2023(k)	223	221	4.34%, 05/29/2025(k)	904	894
US LIBOR + 2.75%			US LIBOR + 2.00%
		$18,059	ON Semiconductor Corp
Pipelines - 0.07%			4.09%, 03/31/2023(k)	1,263	1,248
BCP Renaissance Parent LLC			US LIBOR + 1.75%
6.03%, 10/31/2024(k)	1,451	1,439			$3,252
US LIBOR + 3.50%			Software - 1.94%
Traverse Midstream Partners LLC			Almonde Inc
6.60%, 09/21/2024(k)	1,484	1,476	9.64%, 04/28/2025(k)	200	190
US LIBOR + 4.00%			US LIBOR + 7.25%
		$2,915	Blackboard Inc
Real Estate - 0.04%			7.44%, 06/30/2021(k)	2,037	1,927
Realogy Group LLC			US LIBOR + 5.00%
4.56%, 02/08/2025(k)	1,480	1,440	Boxer Parent Co Inc
US LIBOR + 2.25%			6.65%, 09/01/2025(k)	5,395	5,321
REITs - 0.25%			US LIBOR + 4.25%
GGP Inc			Cengage Learning Inc
4.85%, 08/27/2025(k)	4,750	4,594	6.56%, 06/07/2023(k)	6,082	5,421
US LIBOR + 2.50%			US LIBOR + 4.25%
Uniti Group LP			Ceridian HCM Holding Inc
5.34%, 10/24/2022(k)	5,785	5,355	5.59%, 04/04/2025(k)	2,051	2,045
US LIBOR + 3.00%			US LIBOR + 3.25%
		$9,949	Compuware Corp
Retail - 0.72%			5.82%, 08/08/2025(k)	699	697
1011778 BC ULC			US LIBOR + 3.50%
4.58%, 02/16/2024(k)	9,145	8,955	DTI Holdco Inc
US LIBOR + 2.25%			7.28%, 10/02/2023(k)	898	845
Academy Ltd			US LIBOR + 4.75%
6.30%, 07/01/2022(k)	1,896	1,380	Dynatrace LLC
US LIBOR + 4.00%			5.59%, 08/08/2025(k)	1,105	1,101
Belk Inc			US LIBOR + 3.25%
7.36%, 12/12/2022(k)	1,635	1,302	9.34%, 08/08/2026(k)	112	113
US LIBOR + 4.75%			US LIBOR + 7.00%
BJ's Wholesale Club Inc			EagleView Technology Corp
5.32%, 02/03/2024(k)	1,265	1,257	5.81%, 07/15/2025(k)	1,500	1,480
US LIBOR + 3.00%			US LIBOR + 3.50%
EG America LLC			Evergreen Skills Lux Sarl
6.39%, 02/07/2025(k)	1,244	1,228	7.06%, 04/23/2021(k)	5,541	5,046
US LIBOR + 4.00%			US LIBOR + 4.75%
Hudson's Bay Co			10.55%, 04/28/2022(k)	804	617
5.59%, 09/30/2022(k)	879	855	US LIBOR + 8.25%
US LIBOR + 3.25%			First Data Corp
IRB Holding Corp			4.32%, 07/08/2022(k)	2,404	2,367
5.57%, 01/17/2025(k)	249	246	US LIBOR + 2.00%
US LIBOR + 3.25%			4.32%, 04/26/2024(k)	7,724	7,574
Neiman Marcus Group Ltd LLC			US LIBOR + 2.25%
5.58%, 10/25/2020(k)	2,351	2,034	Greeneden US Holdings II LLC
US LIBOR + 3.25%			5.59%, 12/01/2023(k)	3,623	3,585
Petco Animal Supplies Inc			US LIBOR + 3.50%
5.78%, 01/26/2023(k)	5,433	4,059	Infor US Inc
US LIBOR + 3.25%			4.99%, 02/01/2022(k)	5,420	5,340
PetSmart Inc			US LIBOR + 2.75%
5.32%, 03/11/2022(k)	4,572	3,814	Informatica LLC
US LIBOR + 3.00%			0.00%, 08/05/2022(k),(l)	1,750	1,740
Serta Simmons Bedding LLC			US LIBOR + 3.25%
5.81%, 10/20/2023(k)	2,194	1,935	Ivanti Software Inc
US LIBOR + 3.50%			6.55%, 01/20/2024(k)	1,967	1,943
			US LIBOR + 4.25%

See accompanying notes.

Schedule of Investments

Diversified Real Asset Fund November 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Software (continued)			Telecommunications (continued)
Kronos Inc/MA			West Corp
5.54%, 11/01/2023(k)	$1,524	$1,500	6.03%, 10/10/2024(k)	$341	$332
US LIBOR + 3.00%			US LIBOR + 3.50%
MA FinanceCo LLC			6.53%, 10/10/2024(k)	1,066	1,023
4.84%, 06/21/2024(k)	732	716	US LIBOR + 4.00%
US LIBOR + 2.50%			Windstream Services LLC
Rackspace Hosting Inc			6.31%, 03/29/2021(k)	862	800
5.58%, 11/03/2023(k)	2,134	1,950	US LIBOR + 4.00%
US LIBOR + 3.00%					$40,173
RP Crown Parent LLC			Transportation - 0.15%
5.09%, 10/12/2023(k)	2,450	2,403	CEVA Logistics Finance BV
US LIBOR + 2.75%			6.14%, 08/03/2025(k)	1,000	999
Seattle SpinCo Inc			US LIBOR + 3.75%
4.84%, 06/21/2024(k)	4,943	4,832	Commercial Barge Line Co
US LIBOR + 2.50%			11.09%, 11/12/2020(k)	875	642
Sophia LP			US LIBOR + 8.75%
5.64%, 09/30/2022(k)	3,853	3,790	HGIM Corp
US LIBOR + 3.25%			8.51%, 07/02/2023(k)	1,282	1,282
SS&C European Holdings Sarl			US LIBOR + 6.00%
4.65%, 02/28/2025(k)	1,183	1,154	Savage Enterprises LLC
US LIBOR + 2.25%			6.82%, 08/01/2025(k)	1,704	1,704
SS&C Technologies Inc			US LIBOR + 4.50%
4.55%, 04/16/2025(k)	2,500	2,432	XPO Logistics Inc
US LIBOR + 2.25%			4.51%, 02/24/2025(k)	1,144	1,132
4.60%, 02/28/2025(k)	3,106	3,029	US LIBOR + 2.00%
US LIBOR + 2.25%					$5,759
TIBCO Software Inc			Trucking & Leasing - 0.16%
5.85%, 12/04/2020(k)	5,425	5,420	Avolon TLB Borrower 1 US LLC
US LIBOR + 3.50%			4.30%, 01/15/2025(k)	6,273	6,208
Veritas US Inc			US LIBOR + 2.00%
6.85%, 01/27/2023(k)	2,422	2,156	TOTAL SENIOR FLOATING RATE INTERESTS		$567,756
US LIBOR + 4.50%			U.S. GOVERNMENT & GOVERNMENT	Principal
		$76,734	AGENCY OBLIGATIONS - 23.26%	Amount (000's) Value (000's)
Telecommunications - 1.02%			U.S. Treasury - 4.39%
Avaya Inc			0.88%, 09/15/2019(h)	$5,000	$4,930
6.61%, 12/16/2024(k)	5,558	5,477	1.63%, 04/30/2019	2,000	1,993
US LIBOR + 4.25%			2.38%, 01/31/2020(h),(m)	22,000	22,006
CenturyLink Inc			US Treasury 3 Month Bill Money Market
5.08%, 01/31/2025(k)	4,859	4,716	Yield + 0.00%
US LIBOR + 2.75%			2.42%, 04/30/2020(h)	47,000	47,018
5.09%, 11/01/2022(k)	1,444	1,432	US Treasury 3 Month Bill Money Market
US LIBOR + 2.75%			Yield + 0.07%
CommScope Inc			2.43%, 10/31/2019(h)	23,000	23,014
4.35%, 12/29/2022(k)	241	237	US Treasury 3 Month Bill Money Market
US LIBOR + 2.00%			Yield + 0.10%
Frontier Communications Corp			2.43%, 07/31/2020(h)	38,500	38,515
6.06%, 06/15/2024(k)	2,566	2,441	US Treasury 3 Month Bill Money Market
US LIBOR + 3.75%			Yield + 0.09%
Intelsat Jackson Holdings SA			2.44%, 07/31/2019(h),(n)	35,000	35,023
6.07%, 11/27/2023(k)	8,176	8,118	US Treasury 3 Month Bill Money Market
US LIBOR + 3.75%			Yield + 0.06%
6.63%, 01/15/2024(k)	2,425	2,429	2.45%, 04/30/2019(h)	1,000	1,001
6.82%, 01/15/2024(k)	1,578	1,606	US Treasury 3 Month Bill Money Market
US LIBOR + 4.50%			Yield + 0.07%
Maxar Technologies Ltd					$173,500
4.99%, 10/05/2024(k)	1,909	1,812	U.S. Treasury Bill - 5.19%
US LIBOR + 2.75%			2.12%, 12/06/2018(o)	34,200	34,194
Plantronics Inc			2.17%, 02/07/2019(o)	36,400	36,247
4.83%, 06/02/2025(k)	2,261	2,221	2.22%, 01/10/2019(o)	35,700	35,616
US LIBOR + 2.50%			2.26%, 12/26/2018(o)	8,000	7,988
Sprint Communications Inc			2.26%, 03/07/2019(o)	37,100	36,874
0.00%, 02/02/2024(k),(l)	2,500	2,477	2.39%, 04/11/2019(o)	20,000	19,826
US LIBOR + 3.00%			2.45%, 06/20/2019(o)	35,000	34,524
4.87%, 02/02/2024(k)	5,124	5,052			$205,269
US LIBOR + 2.50%			U.S. Treasury Inflation-Indexed Obligations - 13.68%
			0.13%, 04/15/2021	18,144	17,660
			0.13%, 01/15/2022	25,321	24,581
			0.13%, 04/15/2022	23,438	22,652

See accompanying notes.

Schedule of Investments

Diversified Real Asset Fund November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(e) Fair value of these investments is determined in good faith by the Manager
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		under procedures established and periodically reviewed by the Board of
U.S. Treasury Inflation-Indexed Obligations (continued)			Directors. Certain inputs used in the valuation may be unobservable; however,
0.13%, 07/15/2022	$24,934	$24,188	each security is evaluated individually for purposes of ASC 820 which results
0.13%, 01/15/2023	22,955	22,109	in not all securities being identified as Level 3 of the fair value hierarchy. At
0.13%, 07/15/2024(m)	26,813	25,599	the end of the period, the fair value of these securities totaled $672 or 0.02%
0.13%, 07/15/2026	26,067	24,400	of net assets.
0.25%, 01/15/2025	24,770	23,649	(f) Affiliated Security. Security is either an affiliate (and registered under the
0.38%, 07/15/2023	14,064	13,704	Investment Company Act of 1940) or an affiliate as defined by the Investment
0.38%, 07/15/2025	29,336	28,229	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
0.38%, 01/15/2027	34,068	32,240	voting shares of the security). Please see affiliated sub-schedule for
0.38%, 07/15/2027	23,632	22,358	transactional information.
0.50%, 01/15/2028	22,136	21,030	(g) Current yield shown is as of period end.
0.63%, 07/15/2021	24,324	24,077	(h) All or a portion of this security is owned by the DRA Cayman Corporation,
0.63%, 01/15/2024	26,182	25,671	which is a 100% owned subsidiary of the fund.
0.63%, 01/15/2026(m)	33,905	32,932	(i) Certain variable rate securities are not based on a published reference rate
0.63%, 02/15/2043	5,506	4,768	and spread but are determined by the issuer or agent and are based on current
0.75%, 07/15/2028	11,362	11,060	market conditions. These securities do not indicate a reference rate and
0.75%, 02/15/2042	13,212	11,843	spread in their description. Rate shown is the rate in effect as of period end.
0.75%, 02/15/2045	14,598	12,892	(j) Payment in kind; the issuer has the option of paying additional securities in
0.88%, 02/15/2047	6,782	6,147	lieu of cash.
1.00%, 02/15/2046	7,171	6,720	(k) Rate information disclosed is based on an average weighted rate of the
1.00%, 02/15/2048	15,534	14,518	underlying tranches as of period end.
1.13%, 01/15/2021	8,043	8,034	(l) This Senior Floating Rate Note will settle after November 30, 2018, at which
1.38%, 02/15/2044	9,407	9,615	time the interest rate will be determined.
1.75%, 01/15/2028	3,084	3,263	(m) Security or a portion of the security was pledged to cover margin requirements
2.00%, 01/15/2026	7,689	8,194	for swap and/or swaption contracts. At the end of the period, the value of these
2.13%, 02/15/2040	5,351	6,225	securities totaled $9,323 or 0.24% of net assets.
2.13%, 02/15/2041	5,886	6,884	(n) Security or a portion of the security was pledged to cover margin requirements
2.38%, 01/15/2025	7,517	8,123	for futures contracts. At the end of the period, the value of these securities
2.38%, 01/15/2027	6,749	7,433	totaled $31,020 or 0.78% of net assets.
2.50%, 01/15/2029	6,576	7,455	(o) Rate shown is the discount rate of the original purchase.
3.38%, 04/15/2032	4,794	6,122
3.63%, 04/15/2028	6,483	7,933
3.88%, 04/15/2029	6,862	8,705	Portfolio Summary (unaudited)
		$541,013	Sector	Percent
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Government	31.46%
OBLIGATIONS		$919,782	Energy	14.71%
TOTAL PURCHASED OPTIONS - 0.01%		$325	Financial	11.64%
TOTAL PURCHASED CAPPED OPTIONS - 0.00%		$3	Basic Materials	9.15%
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.05% $		1,919	Utilities	8.55%
Total Investments		$4,008,126	Consumer, Non-cyclical	6.45%
Other Assets and Liabilities - (1.35)%		(53,294)	Industrial	5.73%
TOTAL NET ASSETS - 100.00%		$3,954,832	Investment Companies	4.52%
			Consumer, Cyclical	3.24%
			Communications	3.01%
(a) Non-income producing security			Technology	2.76%
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more		Diversified	0.07%
information.			Purchased Interest Rate Swaptions	0.05%
(c)	Security exempt from registration under Rule 144A of the Securities Act of		Purchased Options	0.01%
1933. These securities may be resold in transactions exempt from registration,			Purchased Capped Options	0.00%
normally to qualified institutional buyers. At the end of the period, the value of			Other Assets and Liabilities	(1.35)%
these securities totaled $56,546 or 1.43% of net assets.			TOTAL NET ASSETS	100.00%
(d)	The value of these investments was determined using significant unobservable inputs.

Affiliated Securities	August 31, 2018		Purchases	Sales	November 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.08%	$76,474		458,455	$365,544	$169,385
	$76,474		458,455	$365,544	$169,385

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.08%	$397	$	— $	— $		—
	$397	$	— $	— $		—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

Restricted Securities

Security Name			Acquisition Date					Cost			Value	Percent of Net Assets
Cengage Learning Holdings II Inc			03/31/2014			$		261	$		43	0.00%
Gymboree Corp/The			08/18/2017					223			87	0.00%
Millennium Health LLC			03/15/2016					—			36	0.00%
Millennium Health LLC			03/15/2016					—			41	0.00%
Millennium Health LLC			12/21/2015					206			1	0.00%
Southcross Holdings Borrower LP			04/29/2016					6			34	0.00%
Total										$242		0.00%
Amounts in thousands.

Options

									Upfront		Unrealized
		Contracts/							Payments/		Appreciation/
Purchased Options Outstanding	Counterparty	Shares		Notional Amount	Exercise Price			Expiration Date	(Premiums)		Fair Value	(Depreciation)
Call - AUD versus USD	JPMorgan Chase	1	AUD	1,478	AUD	0.75		01/14/2019		$167	$286	$119
Put - USD versus CHF	JPMorgan Chase	1		$27,707		$0.97		12/14/2018		167	8	(159)
Put - USD versus JPY	JPMorgan Chase	1		$1,062		$108.70		12/14/2018		174	6	(168)
Call - 90 Day Eurodollar Future;	N/A	145		$363		$97.75		06/18/2019		11	2	(9)
June 2019
Call - 90 Day Eurodollar Future;	N/A	48		$120		$97.38		03/19/2019		13	1	(12)
March 2019
Call - 90 Day Eurodollar Future;	N/A	145		$363		$97.75		03/17/2020		25	22	(3)
March 2020
Total										$557	$325	$(232)
									Upfront		Unrealized
		Contracts/							Payments/		Appreciation/
Written Options Outstanding	Counterparty	Shares		Notional Amount	Exercise Price			Expiration Date	(Premiums)		Fair Value	(Depreciation)
Call - CAD versus NOK	JPMorgan Chase	1 CAD		5,602	CAD	6.57		01/04/2019		$(20)$	(16)$	4
Call - EUR versus JPY	JPMorgan Chase	1 EUR		3,733	EUR	130.40		12/14/2018		(20)	(6)	14
Call - EUR versus SEK	JPMorgan Chase	1 EUR		3,733	EUR	10.36		12/18/2018		(15)	(15)	—
Call - NZD versus USD	JPMorgan Chase	1 NZD		9,310	NZD	0.69		12/20/2018		(39)	(33)	6
Put - AUD versus CAD	JPMorgan Chase	1 AUD		5,883	AUD	0.93		12/06/2018		(17)	—	17
Put - CAD versus JPY	JPMorgan Chase	1 CAD		16,625	CAD	85.55		12/07/2018		(57)	(70)	(13)
Put - EUR versus JPY	JPMorgan Chase	1 EUR		7,390	EUR	127.80		12/07/2018		(46)	(16)	30
Put - NZD versus USD	JPMorgan Chase	1 NZD		15,610	NZD	0.67		01/10/2019		(67)	(39)	28
Put - USD versus CHF	JPMorgan Chase	1		$41,560		$0.95		12/14/2018		(81)	(1)	80
Call - 90 Day Eurodollar Future;	N/A	145		$363		$97.88		06/18/2019		(7)	(1)	6
June 2019
Call - 90 Day Eurodollar Future;	N/A	145		$363		$97.88		03/17/2020		(20)	(18)	2
March 2020
Call - 90 Day Eurodollar Future;	N/A	32		$80		$97.25		03/18/2019		(12)	(5)	7
March 2021
Call - US 10 Year Note Future;	N/A	18		$18		$119.50		12/24/2018		(4)	(7)	(3)
March 2019
Call - US 10 Year Note Future;	N/A	18		$18		$119.00		12/24/2018		(3)	(12)	(9)
March 2019
Put - 90 Day Eurodollar Future;	N/A	28		$70		$96.88		12/17/2018		(6)	(1)	5
December 2019
Put - US 10 Year Note Future;	N/A	18		$18		$117.00		12/24/2018		(5)	—	5
March 2019
Put - US 10 Year Note Future;	N/A	18		$18		$117.50		12/24/2018		(4)	(1)	3
March 2019
Total										$(423)$	(241)$	182
Amounts in thousands except contracts/shares.

Interest Rate Swaptions

				Pay/Receive						Upfront	Unrealized
Purchased Swaptions				Floating	Notional		Exercise	Expiration		Payments/	Appreciation/
Outstanding	Counterparty	Floating Rate Index		Rate	Amount		Rate	Date		(Premiums)	Fair Value	(Depreciation)
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR		Pay		$29,160	2.95%	01/13/2020		$ 77	$60	$(17)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR		Pay		29,160	2.95%	01/22/2020		76	62	(14)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR		Receive		14,250	2.95%	01/31/2020		32	31	(1)
Swap
Call - 10 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR		Pay		1,141	3.06%	09/01/2021		45	39	(6)
Swap

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Purchased Swaptions			Floating		Notional	Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate		Amount	Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		$410	2.99%	04/28/2038	$19	$18	$(1)
Swap
Call - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	47,100	0.78%	04/19/2021	15	13	(2)
Swap
Call - 30 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$235	3.12%	04/27/2023	24	22	(2)
Swap
Call - 5 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		4,935	3.08%	11/21/2019	64	69	5
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		8,650	3.10%	11/30/2020	163	177	14
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,935	3.08%	11/21/2019	64	68	4
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,985	3.21%	10/28/2019	61	85	24
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		8,735	3.25%	10/19/2020	158	207	49
Swap
Call - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		4,985	3.17%	10/30/2019	63	80	17
Swap
Call - 5 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		9,830	3.09%	11/28/2019	127	142	15
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	6 Month JPY LIBOR	Pay	JPY 1,517,095		1.10%	06/30/2022	206	99	(107)
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$1,141	3.06%	09/01/2021	45	47	2
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		410	2.99%	04/28/2038	19	21	2
Swap
Put - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	47,100	0.78%	04/19/2021	15	14	(1)
Swap
Put - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$1,650	3.80%	06/08/2021	64	54	(10)
Swap
Put - 30 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		235	3.12%	04/27/2023	24	24	—
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		4,935	3.08%	11/21/2019	64	51	(13)
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,985	3.21%	10/28/2019	61	38	(23)
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		8,735	3.25%	10/19/2020	158	113	(45)
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,935	3.08%	11/21/2019	65	53	(12)
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		10,805	3.40%	09/20/2019	75	45	(30)
Swap
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		8,650	3.10%	11/30/2020	163	143	(20)
Swap
Put - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		4,985	3.17%	10/30/2019	63	41	(22)
Swap
Put - 5 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		9,830	3.09%	11/28/2019	127	103	(24)
Swap
Total								$2,137	$1,919	$(218)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating		Notional	Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate		Amount	Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 1 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$35,200	2.45%	04/17/2020	$(27)$	(42)	$(15)
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		21,375	2.45%	01/31/2020	(21)	(19)	2
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		43,740	2.45%	01/13/2020	(54)	(35)	19
Swap
Call - 1 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		43,740	2.45%	01/21/2020	(51)	(36)	15
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		8,491	3.06%	11/30/2020	(70)	(76)	(6)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,470	2.88%	04/15/2020	(54)	(40)	14
Swap

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating	Notional		Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		$71,800	2.40%	02/25/2020	$(219)$	(158)	$61
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,480	2.89%	04/15/2020	(54)	(40)	14
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,920	3.30%	11/08/2019	(29)	(46)	(17)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,030	2.90%	06/01/2020	(30)	(24)	6
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,400	2.94%	04/20/2020	(51)	(42)	9
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		8,800	3.15%	10/30/2020	(71)	(84)	(13)
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		17,239	3.07%	11/30/2020	(142)	(154)	(12)
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		4,425	3.27%	11/10/2020	(34)	(48)	(14)
Swap
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		10,805	2.90%	09/20/2019	(78)	(95)	(17)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		3,490	3.87%	06/08/2021	(68)	(53)	15
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,280	2.90%	04/17/2019	(112)	(92)	20
Swap
Put - 10 Year Interest Rate	Deutsche Bank AG	6 Month Euro	Pay	EUR	8,390	1.65%	02/22/2019	(96)	—	96
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$8,350	3.50%	08/25/2020	(28)	(27)	1
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		8,491	3.06%	11/30/2020	(70)	(61)	9
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,470	2.88%	04/15/2020	(54)	(55)	(1)
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,660	3.35%	06/01/2020	(21)	(21)	—
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		71,800	3.40%	02/25/2020	(273)	(191)	82
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,640	3.45%	06/09/2020	(23)	(16)	7
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,030	2.90%	06/01/2020	(30)	(30)	—
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		3,580	3.50%	06/16/2020	(13)	(10)	3
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		5,920	3.30%	11/08/2019	(29)	(15)	14
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		6,180	3.30%	09/09/2019	(15)	(12)	3
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,400	2.94%	04/20/2020	(51)	(49)	2
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		7,480	2.89%	04/15/2020	(54)	(54)	—
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		4,100	3.15%	05/06/2020	(23)	(21)	2
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		8,800	3.15%	10/30/2020	(71)	(54)	17
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		17,239	3.07%	11/30/2020	(142)	(123)	19
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		4,425	3.27%	11/10/2020	(34)	(23)	11
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	1,885	0.60%	06/26/2019	(14)	(5)	9
Swap		Interbank Offered Rate
Total								$(2,206)$	(1,851)	$355
Amounts in thousands.

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

Futures Contracts

Description and Expiration Date		Type	Contracts		Notional Amount			Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; March 2021		Long	37				$8,974	$		25
90 Day Eurodollar; March 2022		Short	37				8,975			(23)
Brent Crude; March 2019(a)		Long	301				17,934			(2,560)
Cocoa; March 2019(a)		Long	508				11,191			(158)
Coffee 'C'; March 2019(a)		Short	409				16,495			601
Copper; March 2019(a)		Long	40				2,787			78
Corn; March 2019(a)		Long	808				15,261			(73)
Cotton No.2; March 2019(a)		Long	132				5,208			49
Euro Bund 10 Year Bund; December 2018		Short	38				6,949			(91)
Euro Bund 10 Year Bund; March 2019		Short	53				9,745			(2)
Euro Buxl 30 Year Bond; December 2018		Short	22				4,448			(86)
Euro-BTP; December 2018		Short	25				3,525			(74)
Euro-Oat; December 2018		Short	86				14,905			(66)
Feeder Cattle; January 2019(a)		Long	105				7,624			(32)
Feeder Cattle; March 2019(a)		Long	105				7,500			(70)
Gasoline RBOB; January 2019(a)		Short	186				10,952			616
Gold 100 oz; June 2019(a)		Long	254				31,443			100
Japan 10 Year Bond TSE; December 2018		Short	15				19,976			(123)
KC HRW Wheat; March 2019(a)		Long	378				9,455			(121)
Lean Hogs; February 2019(a)		Long	91				2,459			266
Live Cattle; February 2019(a)		Long	177				8,531			(3)
LME Lead; January 2019(a)		Short	226				11,142			399
LME Nickel; December 2018(a)		Short	—				—			(804)
LME Nickel; January 2019(a)		Short	—				—			593
LME Nickel; March 2019(a)		Long	17				1,144			33
LME PRI Alum; December 2018(a)		Short	—				—			(659)
LME PRI Alum; January 2019(a)		Short	183				8,922			157
LME PRI Alum; June 2019(a)		Short	—				—			(615)
LME Zinc; December 2018(a)		Short	—				—			(3,036)
LME Zinc; January 2019(a)		Short	—				—			176
LME Zinc; June 2019(a)		Long	79				4,926			(205)
Low Sulphur Gasoline; January 2019(a)		Short	330				17,985			2,669
Natural Gas; April 2019(a)		Long	285				8,228			173
Natural Gas; January 2019(a)		Long	535				24,674			1,651
NY Harb ULSD; January 2019(a)		Long	300				23,050			(4,028)
NY Harb ULSD; March 2019(a)		Long	82				6,252			(797)
Palladium; March 2019(a)		Long	84				9,615			414
Platinum; April 2019(a)		Long	430				17,303			(687)
Platinum; January 2019(a)		Long	251				10,037			(214)
Short Term Euro-BTP; December 2018		Short	20				2,503			(6)
Silver; March 2019(a)		Short	44				3,128			(4)
Soybean Meal; January 2019(a)		Short	80				2,484			(23)
Soybean Oil; January 2019(a)		Short	111				1,869			(13)
Soybean; January 2019(a)		Short	82				3,668			(30)
Sugar #11; March 2019(a)		Long	479				6,888			108
UK 10 Year Gilt; March 2019		Short	92				14,377			(24)
US 10 Year Note; March 2019		Short	48				5,734			(2)
US 10 Year Ultra Note; March 2019		Short	48				6,072			(23)
US 2 Year Note; March 2019		Long	195				41,142			19
US 5 Year Note; March 2019		Short	79				8,924			(3)
US Ultra Bond; March 2019		Long	56				8,535			21
Wheat; March 2019(a)		Long	615				15,859			14
WTI Crude; December 2019(a)		Short	742				38,502			11,799
WTI Crude; February 2019(a)		Long	262				13,386			(4,178)
WTI Crude; January 2019(a)		Long	972				49,504			(11,175)
Total								$		(10,047)

Amounts in thousands except contracts.

(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date			Currency	to Accept		Currency to Deliver		Asset	Liability
Bank of America NA	12/05/2018	NZD			13,641$			9,362	$15	$—
Bank of America NA	02/05/2019		$9,372			NZD		13,641	—	(12)
Barclays Bank PLC	01/18/2019		$75,355			AUD		104,586	—	(1,126)
Barclays Bank PLC	01/18/2019	AUD			74,047$			53,000	1,149	—
Barclays Bank PLC	01/18/2019		$4,290			GBP		3,347	14	—

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Barclays Bank PLC	01/18/2019	CAD	24,820		$19,077	$	— $	(371)
Barclays Bank PLC	01/18/2019		$545	CAD	720		2	—
Barclays Bank PLC	01/18/2019	EUR	59,040		$68,073		—	(939)
Barclays Bank PLC	01/18/2019		$2,181	EUR	2,185		—	(303)
Barclays Bank PLC	01/18/2019		$19,022	EUR	16,651		88	—
Barclays Bank PLC	01/18/2019		$8,478	JPY	958,215		—	(3)
Barclays Bank PLC	01/18/2019		$62,552	JPY	7,025,054		374	—
Barclays Bank PLC	01/18/2019	JPY	6,103,599		$54,549		—	(526)
Barclays Bank PLC	01/18/2019	JPY	479,521		$4,240		4	—
Barclays Bank PLC	01/18/2019		$7,406	MXN	143,979		381	—
Barclays Bank PLC	01/18/2019		$73,042	NZD	109,231		—	(2,077)
Barclays Bank PLC	01/18/2019	NZD	52,877		$35,001		1,363	—
Barclays Bank PLC	01/18/2019		$8,480	NOK	69,143		414	—
Barclays Bank PLC	01/18/2019	NOK	229,450		$27,558		—	(790)
Barclays Bank PLC	01/18/2019		$1,196	KRW	1,329,981		7	—
Barclays Bank PLC	01/18/2019		$21,122	SEK	188,590		301	—
Barclays Bank PLC	01/18/2019		$6,657	CHF	6,638		—	(25)
Barclays Bank PLC	01/18/2019	CHF	4,635		$4,343		322	—
CIBC World Markets	12/05/2018		$3,479	EUR	3,064		10	—
Citigroup Inc	01/31/2019	MXN	29,411		$1,425		7	—
Citigroup Inc	01/31/2019		$1,425	MXN	29,079		9	—
Deutsche Bank AG	12/05/2018		$519	EUR	457		2	—
Deutsche Bank AG	12/05/2018	JPY	496,771		$4,375		2	—
Deutsche Bank AG	12/05/2018	JPY	496,771		$4,385		—	(8)
Deutsche Bank AG	01/18/2019	AUD	5,877		$4,251		47	—
Deutsche Bank AG	01/18/2019	GBP	3,294		$4,236		—	(28)
Deutsche Bank AG	01/18/2019		$4,239	JPY	474,963		35	—
Deutsche Bank AG	01/18/2019	NOK	18,056		$2,120		—	(14)
Deutsche Bank AG	01/18/2019		$4,240	NOK	36,121		26	—
Deutsche Bank AG	01/18/2019	CHF	2,099		$2,109		4	—
Deutsche Bank AG	01/31/2019	MXN	29,538		$1,425		13	—
Deutsche Bank AG	02/05/2019		$4,401	JPY	496,771		—	(2)
Deutsche Bank AG	02/05/2019		$4,409	JPY	496,771		6	—
Goldman Sachs & Co	12/05/2018		$3	EUR	3		—	—
Goldman Sachs & Co	12/05/2018		$826	EUR	731		—	(2)
Goldman Sachs & Co	12/05/2018		$6,628	JPY	745,156		63	—
Goldman Sachs & Co	12/05/2018	NZD	1,488		$1,005		18	—
JPMorgan Chase	12/05/2018		$10,165	EUR	8,959		21	—
JPMorgan Chase	12/05/2018	NZD	965		$651		12	—
JPMorgan Chase	12/05/2018		$10,543	NZD	16,094		—	(520)
JPMorgan Chase	01/18/2019	AUD	99,835		$72,174		833	—
JPMorgan Chase	01/18/2019		$43,370	AUD	60,548		—	(907)
JPMorgan Chase	01/18/2019	BRL	6,312		$1,570		59	—
JPMorgan Chase	01/18/2019	BRL	12,421		$3,264		—	(58)
JPMorgan Chase	01/18/2019		$1,572	BRL	6,447		—	(92)
JPMorgan Chase	01/18/2019	GBP	16,054		$20,922		—	(414)
JPMorgan Chase	01/18/2019		$21,055	GBP	16,065		532	—
JPMorgan Chase	01/18/2019		$43,317	CAD	56,338		857	—
JPMorgan Chase	01/18/2019	CAD	33,693		$25,845		—	(451)
JPMorgan Chase	01/18/2019	CLP	3,639,754		$5,384		40	—
JPMorgan Chase	01/18/2019		$3,339	CLP	2,230,626		15	—
JPMorgan Chase	01/18/2019	CLP	767,059		$1,165		—	(22)
JPMorgan Chase	01/18/2019		$2,109	CLP	1,464,743		—	(74)
JPMorgan Chase	01/18/2019		$2,120	CNY	14,703		8	—
JPMorgan Chase	01/18/2019	CNY	14,760		$2,121		—	(1)
JPMorgan Chase	01/18/2019	COP	3,462,491		$1,068		1	—
JPMorgan Chase	01/18/2019	COP	11,614,434		$3,760		—	(172)
JPMorgan Chase	01/18/2019		$3,735	COP	11,646,457		138	—
JPMorgan Chase	01/18/2019		$2,119	CZK	47,216		51	—
JPMorgan Chase	01/18/2019	CZK	47,536		$2,100		—	(18)
JPMorgan Chase	01/18/2019	EUR	81,375		$93,318		—	(786)
JPMorgan Chase	01/18/2019		$32,895	EUR	29,033		—	(119)
JPMorgan Chase	01/18/2019	EUR	4,650		$5,278		9	—
JPMorgan Chase	01/18/2019		$138,438	EUR	119,935		2,059	—
JPMorgan Chase	01/18/2019		$10,600	HKD	82,809		1	—
JPMorgan Chase	01/18/2019	HUF	593,140		$2,120		—	(35)
JPMorgan Chase	01/18/2019		$2,091	HUF	598,446		—	(13)
JPMorgan Chase	01/18/2019	INR	68,219		$974		—	—

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept						Currency to Deliver	Asset	Liability
JPMorgan Chase	01/18/2019			$2,012	INR	148,586		$	— $	(109)
JPMorgan Chase	01/18/2019	INR		303,477 $				4,138	193	—
JPMorgan Chase	01/18/2019	IDR	12,777,597 $					889	—	(2)
JPMorgan Chase	01/18/2019			$1,160	IDR	17,693,703			—	(69)
JPMorgan Chase	01/18/2019	IDR	173,744,308 $			11,789			277	—
JPMorgan Chase	01/18/2019	JPY		733,544 $				6,490	3	—
JPMorgan Chase	01/18/2019	JPY	13,206,338 $			118,345			—	(1,456)
JPMorgan Chase	01/18/2019			$80,886	JPY	9,034,041			926	—
JPMorgan Chase	01/18/2019			$8,479	MXN	162,474			552	—
JPMorgan Chase	01/18/2019	MXN		478,717 $		24,402			—	(1,045)
JPMorgan Chase	01/18/2019	TWD		230,718 $				7,547	—	(36)
JPMorgan Chase	01/18/2019			$2,119	TWD	65,138			—	(2)
JPMorgan Chase	01/18/2019			$7,550	TWD	229,346			84	—
JPMorgan Chase	01/18/2019	TWD		63,963 $				2,071	11	—
JPMorgan Chase	01/18/2019			$72,757	NZD	109,469			—	(2,525)
JPMorgan Chase	01/18/2019	NZD		99,569 $		66,262			2,212	—
JPMorgan Chase	01/18/2019	NOK		26,089 $				3,179	—	(136)
JPMorgan Chase	01/18/2019			$10,930	NOK	89,287			514	—
JPMorgan Chase	01/18/2019	RUB		483,230 $				7,260	—	(97)
JPMorgan Chase	01/18/2019			$4,305	RUB	286,120			64	—
JPMorgan Chase	01/18/2019	RUB		579,245 $				8,485	101	—
JPMorgan Chase	01/18/2019			$2,121	SGD			2,909	—	(2)
JPMorgan Chase	01/18/2019	SGD		1,609 $				1,180	—	(6)
JPMorgan Chase	01/18/2019	SGD		2,908 $				2,121	1	—
JPMorgan Chase	01/18/2019			$1,184	SGD			1,613	7	—
JPMorgan Chase	01/18/2019	ZAR		135,445 $				9,497	228	—
JPMorgan Chase	01/18/2019			$6,327	ZAR	91,536			—	(245)
JPMorgan Chase	01/18/2019			$3,179	KRW	3,581,144			—	(24)
JPMorgan Chase	01/18/2019	KRW	4,749,952 $					4,238	10	—
JPMorgan Chase	01/18/2019	KRW	3,696,589 $					3,321	—	(15)
JPMorgan Chase	01/18/2019	SEK		245,697 $		28,110			—	(985)
JPMorgan Chase	01/18/2019			$4,233	SEK	37,390			105	—
JPMorgan Chase	01/18/2019			$2,114	CHF			2,106	—	(6)
JPMorgan Chase	01/18/2019	CHF		983 $				984	5	—
JPMorgan Chase	01/18/2019			$33,183	CHF	31,726			1,249	—
JPMorgan Chase	01/18/2019	CHF		35,305 $		36,094			—	(557)
JPMorgan Chase	01/18/2019			$1,191	TRY			7,929	—	(293)
JPMorgan Chase	01/18/2019	TRY		69,944 $		12,148			947	—
JPMorgan Chase	02/05/2019			$2,581	GBP			2,017	2	—
Morgan Stanley & Co	01/31/2019			$1,425	MXN	29,275			—	—
Nomura Securities	12/05/2018			$992	EUR			873	4	—
Nomura Securities	12/05/2018	JPY		496,771 $				4,359	18	—
Nomura Securities	02/05/2019			$4,384	JPY	496,771			—	(19)
Toronton Dominion Bank	12/05/2018			$695	EUR			610	4	—
Toronton Dominion Bank	12/05/2018			$6,598	JPY	745,156			33	—
UBS AG	12/05/2018	EUR		14,697 $		16,659			—	(19)
UBS AG	02/05/2019			$16,755	EUR	14,697			18	—
Total									$16,880	$(17,556)
Amounts in thousands.

Exchange Cleared Interest Rate Swaps

	(Pay)/							Unrealized	Upfront
	Receive		Payment					Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date		Notional Amount		(Depreciation)	(Receipts)	Fair Value
3 Month USD LIBOR	Receive	3.05%	Quarterly	07/25/2028		$370	$	— $	— $	—
3 Month USD LIBOR	Pay	2.98%	Semiannual	07/19/2026		4,740		(11)	—	(11)
3 Month USD LIBOR	Receive	3.31%	Quarterly	10/07/2022		1,575		(9)	—	(9)
3 Month USD LIBOR	Pay	3.07%	Semiannual	10/12/2020		15,940		32	(1)	31
3 Month USD LIBOR	Pay	2.96%	Semiannual	07/19/2022		4,270		(3)	—	(3)
3 Month USD LIBOR	Pay	3.25%	Semiannual	10/13/2022		970		5	(1)	4
3 Month USD LIBOR	Pay	3.21%	Semiannual	10/13/2022		1,980		8	—	8
3 Month USD LIBOR	Receive	2.92%	Quarterly	07/19/2024		8,990		13	—	13
3 Month USD LIBOR	Pay	3.24%	Semiannual	10/13/2022		1,980		9	—	9
3 Month USD LIBOR	Receive	3.31%	Quarterly	10/07/2022		1,575		(9)	—	(9)
3 Month USD LIBOR	Pay	3.13%	Semiannual	10/04/2024		36,300		193	(1)	192
3 Month USD LIBOR	Receive	3.12%	Quarterly	10/04/2028		250		(1)	—	(1)
3 Month USD LIBOR	Receive	3.12%	Quarterly	10/06/2022		13,970		(38)	6	(32)

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/					Unrealized		Upfront
	Receive		Payment				Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date		Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month USD LIBOR	Receive	3.07%	Quarterly	10/04/2023		$1,090	$(4)$	— $	(4)
3 Month USD LIBOR	Pay	3.25%	Semiannual	10/09/2028		610	9	—	9
3 Month USD LIBOR	Receive	3.29%	Quarterly	10/07/2022		1,575	(9)	—	(9)
3 Month USD LIBOR	Receive	3.30%	Quarterly	10/07/2022		1,575	(9)	—	(9)
3 Month USD LIBOR	Receive	3.27%	Quarterly	10/09/2028		2,330	(40)	—	(40)
3 Month USD LIBOR	Receive	3.28%	Quarterly	10/09/2028		420	(7)	—	(7)
3 Month USD LIBOR	Receive	3.27%	Quarterly	11/09/2028		1,065	(18)	—	(18)
3 Month USD LIBOR	Receive	3.10%	Quarterly	11/29/2024		1,570	(6)	—	(6)
3 Month USD LIBOR	Receive	3.23%	Quarterly	05/15/2044		4,680	(4)	(24)	(28)
3 Month USD LIBOR	Pay	3.07%	Semiannual	11/22/2021		1,200	1	—	1
3 Month USD LIBOR	Receive	3.08%	Quarterly	11/29/2024		7,535	(21)	—	(21)
3 Month USD LIBOR	Receive	3.05%	Quarterly	11/29/2023		12,110	(34)	1	(33)
3 Month USD LIBOR	Pay	3.02%	Semiannual	12/03/2021		1,970	—	(1)	(1)
3 Month USD LIBOR	Receive	3.12%	Quarterly	08/15/2028		7,430	(32)	9	(23)
3 Month USD LIBOR	Pay	3.18%	Semiannual	11/09/2023		2,030	18	—	18
3 Month USD LIBOR	Receive	3.02%	Quarterly	12/03/2024		14,124	(1)	1	—
3 Month USD LIBOR	Pay	3.14%	Semiannual	11/29/2028		6,330	37	—	37
3 Month USD LIBOR	Pay	3.02%	Semiannual	12/03/2021		1,970	(1)	—	(1)
3 Month USD LIBOR	Receive	3.10%	Quarterly	11/19/2024		6,950	(26)	—	(26)
3 Month USD LIBOR	Pay	3.22%	Semiannual	05/15/2044		1,030	5	—	5
6 Month Euro Interbank Offered Rate	Pay	0.90%	Annual	08/15/2027	EUR	3,650	54	—	54
6 Month Euro Interbank Offered Rate	Pay	0.88%	Annual	08/28/2028		220	1	—	1
6 Month Euro Interbank Offered Rate	Receive	1.04%	Semiannual	03/23/2028		1,445	(35)	—	(35)
6 Month Euro Interbank Offered Rate	Pay	0.83%	Annual	02/15/2028		8,710	(2)	1	(1)
6 Month JPY LIBOR	Receive	0.32%	Semiannual	04/27/2028	JPY	590,530	(45)	1	(44)
6 Month JPY LIBOR	Receive	0.35%	Semiannual	01/11/2028		289,555	(33)	2	(31)
6 Month JPY LIBOR	Receive	0.27%	Semiannual	11/08/2027		298,780	(16)	1	(15)
6 Month JPY LIBOR	Pay	0.13%	Semiannual	04/26/2023		2,443,610	64	(1)	63
Consumer Price All Urban Non-Seasonally	Receive	2.23%	Annual	09/18/2020		$29,220	(252)	—	(252)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Pay	2.16%	Annual	10/30/2023		6,270	32	—	32
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	2.31%	Annual	10/12/2020		14,945	(142)	1	(141)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	2.25%	Annual	10/30/2028		6,270	(32)	—	(32)
Adjusted Index
Harmonised Indices of Consumer Prices Excluding	Pay	1.83%	Annual	05/15/2047	EUR	685	(3)	1	(2)
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay	1.95%	Annual	08/15/2048		405	12	—	12
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay	1.97%	Annual	01/15/2048		590	25	(1)	24
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Receive	1.38%	Annual	04/15/2023		3,995	(15)	(1)	(16)
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay	1.99%	Annual	01/15/2048		590	29	(1)	28
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Receive	1.55%	Annual	07/15/2023		4,110	(44)	—	(44)
Food and Energy
Harmonised Indices of Consumer Prices Excluding	Pay	1.98%	Annual	06/15/2048		615	24	—	24
Food and Energy
New Zealand Bank Bill 3 Month FRA	Pay	2.92%	Semiannual	10/23/2028	NZD	2,555	5	—	5
New Zealand Bank Bill 3 Month FRA	Receive	3.22%	Quarterly	05/24/2028		2,100	(43)	(1)	(44)
New Zealand Bank Bill 3 Month FRA	Receive	3.07%	Quarterly	09/08/2027		2,109	(28)	(2)	(30)
New Zealand Bank Bill 3 Month FRA	Pay	2.91%	Semiannual	10/19/2028		2,555	4	—	4
New Zealand Bank Bill 3 Month FRA	Receive	3.22%	Quarterly	05/24/2028		2,100	(43)	(1)	(44)
New Zealand Bank Bill 3 Month FRA	Receive	3.06%	Quarterly	09/08/2027		4,239	(53)	(4)	(57)
New Zealand Bank Bill 3 Month FRA	Receive	3.07%	Quarterly	09/08/2027		2,088	(27)	(2)	(29)
New Zealand Bank Bill 3 Month FRA	Pay	3.10%	Semiannual	11/14/2028		1,144	14	—	14
New Zealand Bank Bill 3 Month FRA	Receive	3.22%	Quarterly	05/18/2028		1,800	(37)	—	(37)
New Zealand Bank Bill 3 Month FRA	Pay	3.10%	Semiannual	11/13/2028		1,147	14	—	14
New Zealand Bank Bill 3 Month FRA	Receive	2.90%	Quarterly	08/20/2028		1,231	(2)	—	(2)
New Zealand Bank Bill 3 Month FRA	Receive	2.89%	Quarterly	08/16/2028		1,433	(2)	—	(2)
New Zealand Bank Bill 3 Month FRA	Receive	2.88%	Quarterly	08/20/2028		1,699	—	—	—
New Zealand Bank Bill 3 Month FRA	Receive	2.86%	Quarterly	08/28/2028		1,318	1	—	1
New Zealand Bank Bill 3 Month FRA	Receive	2.89%	Quarterly	08/21/2028		3,587	(4)	—	(4)
New Zealand Bank Bill 3 Month FRA	Receive	2.87%	Quarterly	08/15/2028		3,052	1	—	1
New Zealand Bank Bill 3 Month FRA	Pay	2.93%	Semiannual	09/25/2028		1,430	4	—	4

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

(Pay)/	Unrealized	Upfront
Receive	Payment	Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date	Notional Amount	(Depreciation)	(Receipts)	Fair Value
Sterling Overnight Index Average	Pay	0.68%	Annual	12/20/2018	GBP	283,705	$(13	)$	1 $	(12)
United Kingdom Retail Prices Index	Pay	3.36%	Annual	08/15/2023	19,810	(280)	3	(277)
United Kingdom Retail Prices Index	Receive	3.55%	Annual	11/15/2047	2,795	(15)	11	(4)
United Kingdom Retail Prices Index	Pay	3.41%	Annual	01/15/2028	5,135	(121)	(3)	(124)
United Kingdom Retail Prices Index	Pay	3.60%	Annual	11/15/2042	2,795	16	(10)	6
United Kingdom Retail Prices Index	Pay	3.50%	Annual	09/15/2028	6,770	(92)	(1)	(93)
United Kingdom Retail Prices Index	Receive	3.47%	Annual	09/15/2048	1,255	63	6	69
United Kingdom Retail Prices Index	Receive	3.48%	Annual	09/15/2023	6,770	30	2	32
United Kingdom Retail Prices Index	Receive	3.46%	Annual	11/15/2027	4,640	64	5	69
United Kingdom Retail Prices Index	Pay	3.55%	Annual	11/15/2032	4,640	(27)	(10)	(37)
United Kingdom Retail Prices Index	Receive	3.45%	Annual	10/15/2023	3,420	3	1	4
United Kingdom Retail Prices Index	Pay	3.51%	Annual	10/15/2028	3,420	(24)	—	(24)
United Kingdom Retail Prices Index	Pay	3.45%	Annual	10/15/2023	3,940	(5)	(1)	(6)
United Kingdom Retail Prices Index	Pay	3.34%	Annual	06/15/2028	925	(38)	1	(37)
United Kingdom Retail Prices Index	Pay	3.40%	Annual	08/15/2028	6,710	(203)	—	(203)
United Kingdom Retail Prices Index	Receive	3.26%	Annual	05/15/2023	6,900	132	(2)	130
United Kingdom Retail Prices Index	Receive	3.35%	Annual	08/15/2023	7,705	111	—	111
United Kingdom Retail Prices Index	Pay	3.39%	Annual	08/15/2028	3,495	(115)	2	(113)
United Kingdom Retail Prices Index	Receive	3.41%	Annual	03/15/2048	605	56	(2)	54
United Kingdom Retail Prices Index	Pay	3.44%	Annual	08/15/2048	770	(59)	2	(57)
United Kingdom Retail Prices Index	Receive	3.36%	Annual	08/15/2023	7,700	107	—	107
US Federal Funds Effective Rate (continuous	Pay	2.68%	Annual	05/31/2023	$10,710	(3)	1	(2)
series)
Total	$(940	)$	(12)$	(952)
Amounts in thousands.

Total Return Swaps

Pay/Receive	Value and Unrealized
Positive	Payment	Expiration	Notional	Upfront Payments/	Appreciation/(Depreciation)
Counterparty	Reference Entity	Contracts	Return	Financing Rate	Frequency	Date	Amount	(Receipts)	Asset	Liability
Bank of America	Bloomberg	442,842	Receive	UST 13 Week	Monthly	12/20/2018	$74,640	$	— $	1,312	$—
NA	Commodity Index	Bill High
Total Return(a)	Discount Rate
+ 0.09%
M3 Capital	Bloomberg	538,621	Receive	UST 13 Week	Monthly	12/20/2018	90,784	—	1,596	—
Partners	Commodity Index	Bill High
Total Return(a)	Discount Rate
+ 0.11%
M3 Capital	Macquarie	216,415	Receive	.32%	Annual	12/10/2018	21,412	—	—	—
Partners	Commodity Product
251 E(a)
Merrill Lynch	BofA Merrill	136,782	Receive	.016%	Annual	12/10/2018	13,174	—	—	—
Lynch Commodity
MLBXCS3E Excess
Return Strategy(a)
Societe Generele	Bloomberg	146,250	Receive	UST 13 Week	Monthly	12/20/2018	24,650	—	433	—
Commodity Index	Bill High
Total Return(a)	Discount Rate
+ 0.10%
Societe Generele	Societe Generale	101,770	Receive	.35%	Annual	12/10/2018	10,529	—	—	—
Commodities
Custom Alpha(a)
Total	$	— $	3,341	$—
Amounts in thousands except contracts
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Purchased Capped Options

Pay/Receive	Upfront	Unrealized
Floating	Expiration	Payments/	Appreciation/
Description	Counterparty	Range	Rate	NotionalAmount	Exercise Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 5Y-10Y CMS Index Cap	Deutsche Bank	Max(0, 5Y CMS-0.12%)	Receive	$ 38,940	0.12%	01/28/2019	$	8	$3	$(5)
AG
Total	$	8	$3	$(5)
Amounts in thousands.

See accompanying notes.

		Schedule of Investments
	Dynamic Floating Rate High Income Fund
	November 30, 2018 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held Value (000's)
Money Market Funds - 100.17%
BlackRock Liquidity Funds FedFund Portfolio	9,914,485	$9,914
2.14%(a)
TOTAL INVESTMENT COMPANIES		$9,914
Total Investments		$9,914
Other Assets and Liabilities - (0.17)%		(17)
TOTAL NET ASSETS - 100.00%		$9,897

(a) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Investment Companies		100.17%
Other Assets and Liabilities		(0.17)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
EDGE MidCap Fund
November 30, 2018 (unaudited)

COMMON STOCKS - 98.16%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Airlines - 3.13%			Semiconductors - 3.77%
Alaska Air Group Inc	267,396	$19,589	Microchip Technology Inc	216,034	$16,203
Automobile Parts & Equipment - 2.53%			Teradyne Inc	206,855	7,383
Autoliv Inc	184,310	15,834			$23,586
Banks - 4.47%			Software - 6.75%
Bank OZK	206,285	5,590	Black Knight Inc (a)	493,295	22,365
Cullen/Frost Bankers Inc	223,743	22,446	Fair Isaac Corp (a)	100,671	19,996
		$28,036			$42,361
Chemicals - 5.05%			Toys, Games & Hobbies - 2.86%
FMC Corp	121,594	10,061	Hasbro Inc	196,949	17,922
HB Fuller Co	448,167	21,619	Transportation - 5.16%
		$31,680	Expeditors International of Washington Inc	234,804	17,867
Commercial Services - 2.27%			Kirby Corp (a)	189,646	14,478
Aaron's Inc	303,907	14,223			$32,345
Consumer Products - 1.69%			TOTAL COMMON STOCKS		$615,175
Avery Dennison Corp	109,938	10,598	INVESTMENT COMPANIES - 1.74%	Shares Held Value (000's)
Electric - 6.68%			Money Market Funds - 1.74%
Eversource Energy	310,196	21,198	Principal Government Money Market Fund	10,907,758	10,908
WEC Energy Group Inc	285,162	20,669	2.08%(b),(c)
		$41,867	TOTAL INVESTMENT COMPANIES		$10,908
			Total Investments		$626,083
Electrical Components & Equipment - 4.90%			Other Assets and Liabilities - 0.10%		627
Energizer Holdings Inc	319,568	14,326	TOTAL NET ASSETS - 100.00%		$626,710
Littelfuse Inc	85,598	16,379
		$30,705
Electronics - 2.83%			(a) Non-income producing security
Arrow Electronics Inc (a)	230,597	17,749	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Environmental Control - 2.27%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Waste Connections Inc	181,475	14,242	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Hand & Machine Tools - 3.78%			voting shares of the security). Please see affiliated sub-schedule for
Lincoln Electric Holdings Inc	203,993	17,533	transactional information.
Snap-on Inc	36,826	6,122	(c) Current yield shown is as of period end.
		$23,655
Healthcare - Products - 6.58%			Portfolio Summary (unaudited)
Teleflex Inc	78,708	21,678	Sector		Percent
Varian Medical Systems Inc (a)	158,597	19,569	Financial		21.80%
		$41,247	Industrial		19.65%
Healthcare - Services - 3.81%			Consumer, Cyclical		15.12%
Universal Health Services Inc	173,048	23,879	Consumer, Non-cyclical		14.35%
Insurance - 5.16%			Technology		10.52%
Fidelity National Financial Inc	429,717	14,438	Utilities		6.68%
Markel Corp (a)	15,572	17,816	Basic Materials		5.05%
		$32,254	Energy		4.99%
Investment Companies - 1.66%			Investment Companies		1.74%
Oaktree Capital Group LLC	251,443	10,415	Other Assets and Liabilities		0.10%
Machinery - Diversified - 0.71%			TOTAL NET ASSETS		100.00%
Nordson Corp	36,876	4,440
Office Furnishings - 1.01%
HNI Corp	163,722	6,311
Oil & Gas - 4.99%
Cimarex Energy Co	179,591	14,723
Helmerich & Payne Inc	169,070	10,246
HollyFrontier Corp	100,866	6,301
		$31,270
REITs - 7.74%
Alexandria Real Estate Equities Inc	131,920	16,424
CyrusOne Inc	296,376	16,621
Digital Realty Trust Inc	7,244	833
Tanger Factory Outlet Centers Inc	620,107	14,666
		$48,544
Retail - 5.59%
Chipotle Mexican Grill Inc (a)	29,587	14,001
Lululemon Athletica Inc (a)	159,001	21,077
		$35,078
Savings & Loans - 2.77%
Washington Federal Inc	602,040	17,345

See accompanying notes.

Schedule of Investments
EDGE MidCap Fund
November 30, 2018 (unaudited)

Affiliated Securities	August 31, 2018		Purchases	Sales	November 30, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.08%	$8,424$		25,844	$23,360	$10,908
	$8,424$		25,844	$23,360	$10,908

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.08%	$47	$	— $	— $	—
	$47	$	— $	— $	—
Amounts in thousands

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

COMMON STOCKS - 35.20%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.10%			Automobile Parts & Equipment (continued)
Dentsu Inc	42,800	$1,906	Daikyonishikawa Corp	14,380	$146
Gendai Agency Inc	3,900	17	Exedy Corp	7,020	181
Interpublic Group of Cos Inc/The	4,670	110	IJT Technology Holdings Co Ltd	7,700	49
Ocean Outdoor Ltd (a),(b),(c)	20,328	195	Keihin Corp	14,350	249
Omnicom Group Inc	1,470	113	NGK Insulators Ltd	50,890	756
Trade Desk Inc/The (a)	424	60	Nissin Kogyo Co Ltd	13,815	184
		$2,401	Nokian Renkaat OYJ	6,446	207
Aerospace & Defense - 0.43%			Pacific Industrial Co Ltd	9,314	140
Cobham PLC (a)	409,922	536	Rheinmetall AG	5,842	544
Dassault Aviation SA	775	1,185	Sumitomo Electric Industries Ltd	18,161	256
Esterline Technologies Corp (a)	9,371	1,113	Sumitomo Riko Co Ltd	17,010	167
General Dynamics Corp (d)	2,300	425	Tachi-S Co Ltd	1,800	25
Harris Corp (d)	2,900	414	Tokai Rika Co Ltd	14,950	275
IHI Corp	6,280	192	Toyo Tire & Rubber Co Ltd	74,792	1,183
Jamco Corp	4,850	137	Toyoda Gosei Co Ltd	15,440	299
Kawasaki Heavy Industries Ltd	13,091	305	Toyota Industries Corp	1,825	94
L3 Technologies Inc	7,173	1,315	Unipres Corp	6,300	119
Leonardo SpA	47,332	468			$6,361
Lockheed Martin Corp (d)	4,000	1,202	Banks - 2.30%
Moog Inc	1,757	154	Allegiance Bancshares Inc (a)	3,041	115
Raytheon Co (d)	5,800	1,017	AU Small Finance Bank Ltd (b)	31,158	254
Thales SA	3,622	444	Banca Generali SpA	18,464	408
Triumph Group Inc	7,797	131	BancorpSouth Bank	4,603	142
Ultra Electronics Holdings PLC	29,143	537	Bank of East Asia Ltd/The	86,000	291
United Technologies Corp (d)	6,418	782	Bank of Ireland Group PLC	77,240	490
		$10,357	Bank of Kyoto Ltd/The	2,375	114
Agriculture - 0.28%			Bank OZK	5,456	148
Altria Group Inc (d)	27,733	1,520	Barclays PLC	402,102	835
Bunge Ltd	32,693	1,866	Blue Hills Bancorp Inc	4,495	107
Japan Tobacco Inc	70,495	1,753	BNP Paribas SA	12,060	607
Philip Morris International Inc (d)	17,400	1,506	China Construction Bank Corp	587,000	501
		$6,645	Citigroup Inc	18,471	1,196
Airlines - 0.09%			Comerica Inc (d)	9,689	767
Delta Air Lines Inc	1,944	118	Danske Bank A/S	48,816	974
easyJet PLC	64,627	919	Equity Bancshares Inc (a)	3,596	136
JetBlue Airways Corp (a)	7,546	147	FCB Financial Holdings Inc (a)	9,339	370
Southwest Airlines Co (d)	16,031	876	Fifth Third Bancorp (d)	14,800	413
		$2,060	FinecoBank Banca Fineco SpA	32,828	353
Apparel - 0.30%			First Citizens BancShares Inc/NC	834	358
Gildan Activewear Inc	14,500	476	First Midwest Bancorp Inc/IL	5,401	127
Hermes International	1,846	1,000	First Republic Bank/CA	6,472	642
Kering SA	831	362	FNB Corp/PA	10,374	127
LVMH Moet Hennessy Louis Vuitton SE	5,724	1,638	Goldman Sachs Group Inc/The (d)	10,400	1,983
Moncler SpA	8,555	280	Great Western Bancorp Inc	3,961	148
NIKE Inc (d)	23,000	1,728	Green Bancorp Inc	2,143	44
Samsonite International SA (a),(b)	37,353	113	Guaranty Bancorp	3,586	92
Sanyo Shokai Ltd	7,950	144	Hilltop Holdings Inc	8,019	157
Under Armour Inc - Class A (a)	41,309	987	Huntington Bancshares Inc/OH (d)	65,500	956
Under Armour Inc - Class C (a)	844	19	ICICI Bank Ltd ADR	26,455	269
VF Corp (d)	5,000	406	Independent Bank Group Inc	1,996	114
		$7,153	Japan Post Bank Co Ltd	95,200	1,113
			JPMorgan Chase & Co (d)	6,715	747
Automobile Manufacturers - 0.29%			KeyCorp (d)	43,600	800
Ferrari NV	1,696	186	M&T Bank Corp (d)	20,578	3,478
Ford Motor Co	30,000	282	MB Financial Inc	9,435	433
Guangzhou Automobile Group Co Ltd	302,400	316	Mitsubishi UFJ Financial Group Inc	309,423	1,693
Honda Motor Co Ltd	90,800	2,562	Mizuho Financial Group Inc	1,616,090	2,681
Nissan Motor Co Ltd	91,500	802	Morgan Stanley	332	15
PACCAR Inc	13,338	830	National Australia Bank Ltd	27,385	495
REV Group Inc	10,942	134	National Commerce Corp (a)	341	14
Suzuki Motor Corp	29,700	1,481	Nordea Bank Abp	117,653	1,045
Volvo AB - B Shares	35,344	493	OFG Bancorp	8,266	150
		$7,086	Opus Bank	7,408	160
Automobile Parts & Equipment - 0.26%			Regions Financial Corp (d)	65,584	1,079
Aisan Industry Co Ltd	11,860	87	Resona Holdings Inc	94,500	502
Altra Industrial Motion Corp	1	—	San-In Godo Bank Ltd/The	11,900	94
BorgWarner Inc (d)	6,700	265	Sberbank of Russia PJSC	103,783	300
Bridgestone Corp	23,900	972	Standard Chartered PLC	114,521	893
Cooper Tire & Rubber Co	4,775	163	State Bank Financial Corp	17,663	426

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Chemicals (continued)
State Bank of India Ltd (a)	2,546	$105	Asahi Kasei Corp	60,800	$667
State Street Corp (d)	91,463	6,679	Axalta Coating Systems Ltd (a)	82,606	2,068
Sumitomo Mitsui Financial Group Inc	73,530	2,707	BASF SE	21,798	1,594
Sumitomo Mitsui Trust Holdings Inc	49,370	1,983	Borregaard ASA	23,398	216
SunTrust Banks Inc (d)	25,707	1,612	Brenntag AG	13,669	634
SVB Financial Group (a)	6,807	1,734	Cabot Corp	3,285	162
Svenska Handelsbanken AB	48,894	539	Denka Co Ltd	7,140	231
Synovus Financial Corp	42,033	1,589	EMS-Chemie Holding AG	3,403	1,832
Tokyo Kiraboshi Financial Group Inc	5,123	95	Evonik Industries AG	20,002	540
UBS Group AG (a)	52,006	705	Ferro Corp (a)	4,492	87
United Community Banks Inc/GA	4,609	119	GCP Applied Technologies Inc (a)	23,027	629
Univest Corp of Pennsylvania	5,068	129	Hanwha Chemical Corp	18,652	316
US Bancorp (d)	10,100	550	IMCD NV	7,210	478
Wells Fargo & Co (d)	66,522	3,611	JSR Corp	25,340	407
Western Alliance Bancorp (a)	49,698	2,329	Kanto Denka Kogyo Co Ltd	18,063	151
Westpac Banking Corp	74,184	1,413	KH Neochem Co Ltd	8,775	236
		$55,255	Koninklijke DSM NV	4,453	395
Beverages - 0.23%			Linde PLC (d)	6,264	996
Anheuser-Busch InBev SA/NV	21,927	1,685	LyondellBasell Industries NV (d)	34,900	3,257
Coca-Cola European Partners PLC (d)	14,900	723	Quaker Chemical Corp	640	132
Heineken NV	5,030	461	Sensient Technologies Corp	15,932	1,024
MGP Ingredients Inc	1,666	113	Sherwin-Williams Co/The (d)	3,997	1,695
Molson Coors Brewing Co	14,532	956	Shin-Etsu Chemical Co Ltd	46,613	4,162
Monster Beverage Corp (a),(d)	26,200	1,564	Sumitomo Chemical Co Ltd	94,700	516
		$5,502	Tokuyama Corp	7,470	205
Biotechnology - 0.40%			Tokyo Ohka Kogyo Co Ltd	4,912	156
Abcam PLC	28,130	408	Tri Chemical Laboratories Inc	2,100	83
Amgen Inc	575	120			$28,556
Amicus Therapeutics Inc (a)	4,150	46	Coal - 0.01%
BioMarin Pharmaceutical Inc (a)	1,642	158	China Shenhua Energy Co Ltd	84,383	189
Blueprint Medicines Corp (a)	2,904	167	Commercial Services - 1.46%
Celgene Corp (a),(d)	11,000	794	2U Inc (a)	821	48
Endocyte Inc (a)	32,066	758	Adecco Group AG	8,339	414
Exact Sciences Corp (a)	11,903	928	Adtalem Global Education Inc (a)	2,946	170
Five Prime Therapeutics Inc (a)	4,799	62	AMERCO	2,746	951
Gilead Sciences Inc (d)	21,250	1,529	Aramark (d)	56,955	2,168
Hugel Inc (a)	2,275	669	Automatic Data Processing Inc (d)	12,970	1,911
Illumina Inc (a),(d)	1,809	610	Babcock International Group PLC	66,478	483
Intrexon Corp (a)	483	5	Benesse Holdings Inc	5,170	154
Jinyu Bio-Technology Co Ltd	23,400	59	Booz Allen Hamilton Holding Corp	2,165	111
Loxo Oncology Inc (a)	96	13	Brambles Ltd	71,579	539
Myriad Genetics Inc (a)	3,595	116	Brink's Co/The	2,728	193
Pacific Biosciences of California Inc (a)	48,112	376	Bureau Veritas SA	84,157	1,863
Regeneron Pharmaceuticals Inc (a),(d)	2,785	1,018	Cardtronics PLC (a)	4,255	138
Sage Therapeutics Inc (a)	469	54	Carriage Services Inc	8,835	151
Sangamo Therapeutics Inc (a)	9,761	121	CENVEO STOCK (a)	46,083	1,210
Shire PLC ADR	1,858	326	Cimpress NV (a)	2,697	325
Spark Therapeutics Inc (a)	1,825	77	Cintas Corp	6,689	1,253
Vertex Pharmaceuticals Inc (a),(d)	6,100	1,103	CoStar Group Inc (a)	2,172	802
		$9,517	Deluxe Corp	2,586	130
Building Materials - 0.31%			Equifax Inc	7,400	760
Cemex SAB de CV ADR(a)	147,854	760	Everi Holdings Inc (a),(d)	128,394	863
China Resources Cement Holdings Ltd	199,316	196	EVERTEC Inc	5,424	148
Cie de Saint-Gobain	25,858	961	FleetCor Technologies Inc (a)	2,542	492
CRH PLC	28,970	797	HMS Holdings Corp (a)	5,362	192
JELD-WEN Holding Inc (a)	6,199	118	Kforce Inc	3,690	117
Lennox International Inc	7,015	1,585	Localiza Rent a Car SA	63,646	443
Masco Corp (d)	26,452	838	Loomis AB	16,288	549
Masonite International Corp (a)	2,038	110	M&A Capital Partners Co Ltd (a)	1,010	38
Sanwa Holdings Corp	21,296	260	Macquarie Infrastructure Corp	71,555	2,984
USG Corp	33,766	1,453	Moody's Corp	2,089	332
Wienerberger AG	16,495	370	New Oriental Education & Technology Group Inc	8,954	512
		$7,448	ADR(a)
Chemicals - 1.19%			Nielsen Holdings PLC	134,390	3,651
A. Schulman Inc. (a),(c),(e)	2,332	4	Nutrisystem Inc	3,926	146
Air Liquide SA	20,362	2,464	PayPal Holdings Inc (a)	7,863	675
Air Products & Chemicals Inc (d)	3,600	579	Persol Holdings Co Ltd	9,758	183
Akzo Nobel NV	30,466	2,560	Prestige International Inc	18,314	233
American Vanguard Corp	4,799	80	Raksul Inc (a)	3,600	100

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Distribution & Wholesale (continued)
Randstad NV	17,002	$830	Sumitomo Corp	112,400	$1,729
Rent-A-Center Inc/TX (a)	26,824	394	Trusco Nakayama Corp	11,276	321
Restore PLC	95,152	479	WW Grainger Inc (d)	900	283
Robert Half International Inc	1,762	109			$9,023
Rollins Inc (d)	12,400	788	Diversified Financial Services - 1.53%
Sabre Corp	4,426	113	Acom Co Ltd	26,400	97
SEACOR Marine Holdings Inc (a)	10,094	182	Affiliated Managers Group Inc	3,800	422
Ser Educacional SA (b)	31,900	132	Ally Financial Inc (d)	21,000	560
SGS SA	501	1,189	American Express Co	6,173	693
Strike Co Ltd	3,463	90	ASX Ltd	13,294	588
Tarena International Inc ADR	27,556	192	Bharat Financial Inclusion Ltd (a)	10,039	148
TechnoPro Holdings Inc	4,606	231	BlackRock Inc	5,975	2,557
Toppan Forms Co Ltd	18,800	173	Capital One Financial Corp	2,835	255
Travelport Worldwide Ltd	8,944	137	Charles Schwab Corp/The	29,292	1,312
TrueBlue Inc (a)	4,806	121	CI Financial Corp	21,800	330
Western Union Co/The	148,717	2,786	Credit Acceptance Corp (a)	2,425	993
Worldpay Inc (a)	17,566	1,507	Curo Group Holdings Corp (a)	5,174	69
XPS Pensions Group PLC	142,550	292	Daiwa Securities Group Inc	80,800	447
		$35,177	Ditech Holding Corp - Warrants (a)	4,425	—
Computers - 1.02%			Ditech Holding Corp - Warrants (a)	6,987	—
Accenture PLC - Class A	688	113	Element Comm Aviation (a),(c),(e),(f)	280	2,511
Apple Inc (d)	14,145	2,526	Euronext NV (b)	4,899	288
BayCurrent Consulting Inc	4,400	109	Franklin Resources Inc	16,900	573
Capgemini SE	2,591	303	Greenhill & Co Inc	5,647	133
Check Point Software Technologies Ltd (a)	26,082	2,916	Hamilton Lane Inc	3,634	137
Cognizant Technology Solutions Corp (d)	11,098	791	Hannon Armstrong Sustainable Infrastructure	6,103	140
Computershare Ltd	19,929	265	Capital Inc
Dell Technologies Inc Class V (a)	70,147	7,399	Hypoport AG (a)	2,408	462
Engility Holdings Inc (a)	1,666	52	Ichiyoshi Securities Co Ltd	13,430	113
Ferrotec Holdings Corp	21,600	202	IGM Financial Inc	14,500	372
Fujitsu Ltd	13,948	862	Interactive Brokers Group Inc - A Shares	24,130	1,396
Gemalto NV (a)	18,382	1,052	Intercontinental Exchange Inc (d)	12,060	986
Globant SA (a)	2,956	173	INTL. FCStone Inc (a)	2,758	108
Hewlett Packard Enterprise Co	7,290	109	Investment Technology Group Inc	5,983	180
International Business Machines Corp (d)	5,500	684	KB Financial Group Inc	12,091	510
Leidos Holdings Inc	46,771	2,947	Kenedix Inc	31,300	148
Melco Holdings Inc	2,190	75	Mahindra & Mahindra Financial Services Ltd	29,813	192
Oro Co Ltd	2,360	79	Mastercard Inc (d)	4,341	872
Perspecta Inc	133,185	2,812	Mebuki Financial Group Inc	155,700	471
SCSK Corp	5,470	217	Moelis & Co	3,432	139
Seagate Technology PLC	8,000	345	Nasdaq Inc	9,151	836
Serco Group PLC (a)	322,393	369	Navient Corp	11,318	130
UT Group Co Ltd (a)	4,525	106	Nomura Holdings Inc	111,300	501
		$24,506	OneMain Holdings Inc (a)	22,973	672
Consumer Products - 0.06%			Partners Group Holding AG	2,227	1,464
ACCO Brands Corp	71,738	583	PRA Group Inc (a)	4,805	147
Kimberly-Clark Corp (d)	6,617	763	Premium Group Co Ltd	1,730	63
		$1,346	Raymond James Financial Inc	62,904	5,015
Cosmetics & Personal Care - 0.41%			Samsung Securities Co Ltd	3,882	108
Beiersdorf AG	9,360	1,005	Sanne Group PLC	68,661	528
Colgate-Palmolive Co (d)	15,900	1,010	Santander Consumer USA Holdings Inc	33,630	654
Coty Inc	251,811	2,100	SEI Investments Co (d)	21,200	1,138
Kolmar Korea Co Ltd	4,244	260	TD Ameritrade Holding Corp	12,794	688
L'Oreal SA	8,759	2,067	Tochigi Bank Ltd/The	26,970	70
Procter & Gamble Co/The (d)	20,900	1,975	Visa Inc (d)	42,172	5,977
Shiseido Co Ltd	5,200	331	VZ Holding AG	1,381	370
Unicharm Corp	35,900	1,124	Zenkoku Hosho Co Ltd	8,587	294
		$9,872			$36,857
Distribution & Wholesale - 0.38%			Electric - 0.60%
Crystal International Group Ltd (b)	173,322	103	Avista Corp (d)	25,976	1,351
Diploma PLC	30,492	494	E.ON SE	81,436	832
Fastenal Co	9,342	554	Edison International	13,800	763
Fourlis Holdings SA (a)	21,400	108	Endesa SA	89,499	2,000
H&E Equipment Services Inc	6,176	137	Enel SpA	263,839	1,435
HD Supply Holdings Inc (a),(d)	53,800	2,147	Engie SA	47,750	673
Li & Fung Ltd	1,410,000	289	FirstEnergy Corp	2,901	110
Marubeni Corp	140,700	1,051	Huadian Fuxin Energy Corp Ltd	802,000	160
Mitsubishi Corp	25,400	687	Kyushu Electric Power Co Inc	38,200	449
Mitsui & Co Ltd	71,500	1,120	Power Assets Holdings Ltd	126,000	855

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Electric (continued)			Engineering & Construction (continued)
PPL Corp	18,825	$576	Toyo Engineering Corp (a)	15,890	$123
Red Electrica Corp SA	39,001	842	Vinci SA	5,633	492
SCANA Corp	28,204	1,316	Yokogawa Bridge Holdings Corp	8,398	138
Southern Co/The (d)	21,400	1,013			$7,248
Terna Rete Elettrica Nazionale SpA	355,215	1,991	Entertainment - 0.23%
		$14,366	Avex Inc	16,790	229
Electrical Components & Equipment - 0.30%			Cineworld Group PLC	134,453	474
AMETEK Inc (d)	33,830	2,484	CJ CGV Co Ltd	5,058	188
Belden Inc	21,453	1,197	Genting Singapore Ltd	1,155,500	821
Emerson Electric Co (d)	24,600	1,661	IMAX China Holding Inc (b)	77,300	202
EnerSys	2,415	211	Madison Square Garden Co/The (a)	3,120	842
Funai Electric Co Ltd (a)	20,480	135	Marriott Vacations Worldwide Corp	5,821	473
Schneider Electric SE	17,199	1,254	Monarch Casino & Resort Inc (a)	2,720	109
Ushio Inc	20,590	231	OPAP SA	47,553	448
		$7,173	Penn National Gaming Inc (a)	6,695	148
Electronics - 0.57%			Sankyo Co Ltd	37,800	1,514
Amphenol Corp (d)	17,400	1,530	Universal Entertainment Corp	3,400	112
AVX Corp	7,508	124			$5,560
Bel Fuse Inc	6,414	144	Environmental Control - 0.44%
Bizlink Holding Inc	23,056	148	Covanta Holding Corp	8,181	136
Chroma ATE Inc	22,000	86	Daiseki Co Ltd	7,319	169
Electro Scientific Industries Inc (a)	11,906	350	Pentair PLC	74,300	3,173
Fujitsu General Ltd	30,527	433	Waste Management Inc (d)	76,299	7,153
Halma PLC	26,651	468			$10,631
Hitachi High-Technologies Corp	10,867	388	Food - 0.66%
Honeywell International Inc (d)	9,700	1,424	Ajinomoto Co Inc	22,539	391
Hosiden Corp	11,080	86	Associated British Foods PLC	8,670	268
Ibiden Co Ltd	18,110	252	Belc Co Ltd	2,300	122
II-VI Inc (a)	945	35	CJ CheilJedang Corp	3,183	955
KEMET Corp	5,542	114	Coles Group Ltd (a)	10,883	93
Kyocera Corp	7,942	430	Cranswick PLC	12,243	444
LEM Holding SA	164	173	Dino Polska SA (a),(b)	8,721	225
Mettler-Toledo International Inc (a),(d)	471	300	Empire Co Ltd	34,400	652
MINEBEA MITSUMI Inc	19,915	325	Ezaki Glico Co Ltd	2,985	146
Nichicon Corp	22,500	180	Hershey Co/The (d)	11,650	1,262
Nidec Corp	11,800	1,579	Hostess Brands Inc (a)	13,848	161
Nippon Ceramic Co Ltd	6,860	173	ICA Gruppen AB	15,665	569
NOK Corp	22,320	338	Itoham Yonekyu Holdings Inc	19,900	133
nVent Electric PLC	68,020	1,702	Kobe Bussan Co Ltd	5,180	159
Orbotech Ltd (a)	18,520	1,075	Koninklijke Ahold Delhaize NV	40,798	1,051
Rotork PLC	103,394	346	Lamb Weston Holdings Inc	8,311	637
Shibaura Electronics Co Ltd	3,280	127	Nestle SA	11,556	986
Siix Corp	11,780	188	Orion Holdings Corp	11,195	171
Silergy Corp	11,000	175	Performance Food Group Co (a)	4,662	161
Tokyo Seimitsu Co Ltd	7,180	215	Post Holdings Inc (a)	14,519	1,405
Waters Corp (a),(d)	2,942	584	Seven & i Holdings Co Ltd	44,847	1,957
Yageo Corp	21,448	261	Sysco Corp (d)	5,300	357
Yamaichi Electronics Co Ltd	3,250	44	Tesco PLC	556,121	1,404
		$13,797	Viscofan SA	4,694	269
Engineering & Construction - 0.30%			Warabeya Nichiyo Holdings Co Ltd	3,350	58
Alten SA	5,432	494	Wesfarmers Ltd	10,883	252
Argan Inc	3,102	135	Woolworths Group Ltd	72,387	1,535
Badger Daylighting Ltd	6,056	145	Yihai International Holding Ltd	29,645	80
Chiyoda Corp	23,090	66			$15,903
CIMIC Group Ltd	11,463	341	Forest Products & Paper - 0.10%
Dycom Industries Inc (a)	378	25	Schweitzer-Mauduit International Inc	4,582	131
Eiffage SA	3,884	370	Smurfit Kappa Group PLC	26,704	722
Hazama Ando Corp	72,074	437	UPM-Kymmene OYJ	55,209	1,474
HOCHTIEF AG	5,319	758			$2,327
Japan Airport Terminal Co Ltd	30,500	1,188	Gas - 0.24%
JGC Corp	18,690	273	Osaka Gas Co Ltd	37,500	685
KBR Inc	7,583	141	Snam SpA	444,638	1,951
Kyowa Exeo Corp	4,340	110	Tokyo Gas Co Ltd	51,000	1,315
Kyudenko Corp	8,047	314	UGI Corp	9,905	569
Maeda Corp	12,200	128	Vectren Corp	16,801	1,206
MasTec Inc (a)	3,283	148			$5,726
Mirait Holdings Corp	12,400	182
SHO-BOND Holdings Co Ltd	1,840	141
SNC-Lavalin Group Inc	30,100	1,099

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Hand & Machine Tools - 0.02%			Home Builders (continued)
DMG Mori Co Ltd	10,500	$148	Skyline Champion Corp	10,539	$237
Kennametal Inc	7,189	301	Token Corp	1,650	113
		$449			$2,885
Healthcare - Products - 0.69%			Home Furnishings - 0.18%
Align Technology Inc (a)	3,412	784	Crompton Greaves Consumer Electricals Ltd	84,117	262
Asahi Intecc Co Ltd	2,971	140	iRobot Corp (a)	1,000	95
Baxter International Inc (d)	19,931	1,366	Maxell Holdings Ltd	30,970	435
Cellavision AB	11,687	289	Panasonic Corp	147,000	1,517
Cochlear Ltd	2,627	327	Pioneer Corp (a)	201,110	163
Consort Medical PLC	23,937	305	Sleep Number Corp (a)	2,346	90
DENTSPLY SIRONA Inc	36,171	1,367	SodaStream International Ltd (a)	10,704	1,538
DiaSorin SpA	3,124	266	Tempur Sealy International Inc (a)	3,116	159
Elekta AB	22,030	266	TTK Prestige Ltd	1,043	108
EssilorLuxottica SA	2,515	318			$4,367
Haemonetics Corp (a)	8,211	881	Housewares - 0.17%
Hill-Rom Holdings Inc	2,209	214	Newell Brands Inc	167,357	3,916
IDEXX Laboratories Inc (a),(d)	3,073	626	Tupperware Brands Corp	4,016	153
InBody Co Ltd	2,529	52			$4,069
Insulet Corp (a)	11,828	993	Insurance - 2.01%
Intuitive Surgical Inc (a),(d)	1,300	690	Admiral Group PLC	19,335	514
Japan Lifeline Co Ltd	11,750	187	Aflac Inc	2,420	111
Koninklijke Philips NV	14,197	538	Alleghany Corp (d)	3,969	2,505
Mazor Robotics Ltd ADR(a)	7,907	461	Allianz SE	14,428	3,059
Medtronic PLC (d)	14,338	1,398	Aspen Insurance Holdings Ltd	27,385	1,146
Merit Medical Systems Inc (a)	3,410	215	Assicurazioni Generali SpA	35,295	596
Microport Scientific Corp	119,700	132	AXA Equitable Holdings Inc	18,683	368
Natus Medical Inc (a)	4,376	155	Berkshire Hathaway Inc - Class B (a)	21,669	4,729
Nipro Corp	46,378	632	Dai-ichi Life Holdings Inc	29,210	509
NxStage Medical Inc (a)	34,820	983	Fairfax Financial Holdings Ltd	1,297	613
Olympus Corp	14,100	397	Fidelity National Financial Inc (d)	23,950	805
Penumbra Inc (a)	3,916	545	Genworth Financial Inc (a)	97,683	455
QIAGEN NV (a)	17,500	619	Hartford Financial Services Group Inc/The	109,231	4,827
Sartorius Stedim Biotech	3,463	351	James River Group Holdings Ltd	3,824	146
Shandong Weigao Group Medical Polymer Co	218,347	206	Japan Post Holdings Co Ltd	128,700	1,567
Ltd			Lancashire Holdings Ltd	16,977	139
STERIS PLC	7,315	871	Manulife Financial Corp	85,500	1,414
Thermo Fisher Scientific Inc	473	118	Markel Corp (a),(d)	2,320	2,655
		$16,692	MBIA Inc (a)	17,546	163
Healthcare - Services - 0.42%			Medibank Pvt Ltd	192,566	342
Ain Holdings Inc	2,001	154	MetLife Inc (d)	45,250	2,019
Alliar Medicos A Frente SA (a)	31,900	108	MGIC Investment Corp (a)	8,820	103
Anthem Inc (d)	2,400	696	Navigators Group Inc/The	1,801	125
Apollo Hospitals Enterprise Ltd	12,401	225	Progressive Corp/The (d)	14,349	951
Centene Corp (a)	25,285	3,597	Prudential Financial Inc	71,914	6,742
Cigna Corp	2,580	576	QBE Insurance Group Ltd	238,578	1,981
CMIC Holdings Co Ltd	3,900	75	Radian Group Inc	10,600	195
EPS Holdings Inc	6,800	131	Sampo Oyj	59,243	2,649
Laboratory Corp of America Holdings (a)	5,245	764	Stewart Information Services Corp	2,074	87
Orpea	4,857	515	Swiss Re AG	7,547	690
Quest Diagnostics Inc (d)	3,600	319	T&D Holdings Inc	61,110	867
Syneos Health Inc (a)	2,916	151	Third Point Reinsurance Ltd (a)	12,399	128
Teladoc Health Inc (a)	612	38	Tokio Marine Holdings Inc	6,437	318
UnitedHealth Group Inc (d)	10,111	2,845	Voya Financial Inc	31,250	1,405
		$10,194	White Mountains Insurance Group Ltd	610	567
Holding Companies - Diversified - 0.13%			Willis Towers Watson PLC	18,162	2,896
CK Hutchison Holdings Ltd	52,000	546			$48,386
Industrivarden AB	47,573	978	Internet - 1.80%
J2 Acquisition Ltd (a),(b)	38,500	348	58.com Inc ADR(a)	7,938	473
J2 Acquisition Ltd - Warrants (a)	38,500	17	Alibaba Group Holding Ltd ADR(a)	4,648	748
Mudrick Capital Acquisition Corp - Warrants (a)	83,975	45	Alphabet Inc - A Shares (a),(d)	5,034	5,586
Spectrum Brands Holdings Inc	21,519	1,063	Alphabet Inc - C Shares (a)	3,277	3,586
US Well Services Inc - Warrants (a)	103,668	62	Amazon.com Inc (a),(d)	5,350	9,043
		$3,059	ASKUL Corp	13,666	358
Home Builders - 0.12%			Baozun Inc ADR(a)	2,565	90
Cairn Homes PLC (a)	382,858	572	Booking Holdings Inc (a)	62	117
Glenveagh Properties PLC (a),(b)	443,811	423	Cafe24 Corp (a)	1,456	133
Installed Building Products Inc (a)	2,138	83	Cerved Group SpA	51,179	393
Land & Houses PCL	625,509	193	Dip Corp	5,900	133
NVR Inc (a)	516	1,264	DraftKings Inc (a),(c),(e),(f)	54,277	138

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Internet (continued)			Lodging (continued)
Etsy Inc (a)	3,741	$202	Las Vegas Sands Corp (d)	9,000	$494
Expedia Group Inc	25,018	3,022	Marcus Corp/The	3,555	151
F5 Networks Inc (a)	18,339	3,154			$14,228
Facebook Inc (a),(d)	19,814	2,786	Machinery - Construction & Mining - 0.13%
GoDaddy Inc (a)	47,906	3,127	Atlas Copco AB - A Shares (a)	46,549	1,145
Imperva Inc (a)	5,574	309	Epiroc AB (a)	33,445	274
Just Eat PLC (a)	24,184	180	Hitachi Ltd	29,590	862
Klarna Holding AB (a),(c),(e),(f)	808	95	Lonking Holdings Ltd	224,000	58
LAC Co Ltd	10,000	145	Mitsubishi Heavy Industries Ltd	17,920	682
Limelight Networks Inc (a)	44,534	147	Tadano Ltd	10,850	131
Mimecast Ltd (a)	4,127	154			$3,152
Netflix Inc (a),(d)	4,500	1,287	Machinery - Diversified - 0.40%
NHN Entertainment Corp (a)	5,842	302	Alamo Group Inc	868	72
Palo Alto Networks Inc (a),(d)	3,600	623	Briggs & Stratton Corp	7,975	119
Pandora Media Inc (a)	12,570	109	Cummins Inc (d)	10,785	1,629
PChome Online Inc (a)	101,000	487	FANUC Corp	2,100	361
Proofpoint Inc (a)	457	44	Hisaka Works Ltd	6,090	51
Proto Corp	2,700	37	Ichor Holdings Ltd (a)	8,178	149
Shopify Inc (a)	5,463	834	IDEX Corp (d)	13,440	1,846
SMS Co Ltd	5,600	93	Interpump Group SpA	12,221	364
Spotify Technology SA (a)	6,193	845	Japan Elevator Service Holdings Co Ltd	5,900	111
Stamps.com Inc (a)	863	148	Rockwell Automation Inc (d)	2,000	349
TripAdvisor Inc (a),(d)	5,800	372	Roper Technologies Inc (d)	5,500	1,637
Wayfair Inc (a)	5,208	553	Shima Seiki Manufacturing Ltd	2,960	92
Wix.com Ltd (a)	6,717	633	Spirax-Sarco Engineering PLC	6,103	479
XO Group Inc (a)	5,223	180	Stabilus SA	4,433	320
Yahoo Japan Corp	424,263	1,216	THK Co Ltd	9,380	216
Yandex NV (a)	42,994	1,268	Toshiba Machine Co Ltd	6,582	115
Yume No Machi Souzou Iinkai Co Ltd	6,020	131	Washtec AG	5,665	417
		$43,281	Xylem Inc/NY	16,998	1,240
Investment Companies - 0.33%					$9,567
Altaba Inc (a)	81,883	5,371	Media - 0.88%
B. Riley Financial Inc	6,125	111	Altice USA Inc	143,086	2,531
GT Capital Holdings Inc	11,964	203	Comcast Corp - Class A (d)	58,043	2,265
Investor AB	34,273	1,505	DISH Network Corp (a)	22,094	724
Wendel SA	5,596	681	Entercom Communications Corp	21,689	142
		$7,871	FactSet Research Systems Inc	4,050	950
Iron & Steel - 0.19%			Fuji Media Holdings Inc	12,180	190
Carpenter Technology Corp	3,887	167	Global Eagle Entertainment Inc (a)	409,695	1,008
Chubu Steel Plate Co Ltd	5,800	32	Gray Television Inc (a)	151,654	2,804
Hitachi Metals Ltd	42,527	480	Liberty Global PLC - C Shares (a)	28,955	703
Japan Steel Works Ltd/The	7,270	133	Liberty Media Corp-Liberty SiriusXM - C Shares	34,975	1,403
Kobe Steel Ltd	21,182	175	(a),(d)
Kyoei Steel Ltd	13,430	260	New York Times Co/The	103,184	2,769
Nakayama Steel Works Ltd	18,690	96	Nippon Television Holdings Inc	21,385	335
Nippon Steel & Sumitomo Metal Corp	106,300	1,948	ProSiebenSat.1 Media SE	9,765	198
Tokyo Steel Manufacturing Co Ltd	55,220	477	Shaw Communications Inc	67,800	1,276
Vale SA ADR	32,688	448	Sinclair Broadcast Group Inc	3,552	112
Yamato Kogyo Co Ltd	11,090	291	Sirius XM Holdings Inc	17,930	112
		$4,507	TEGNA Inc	12,878	171
Leisure Products & Services - 0.15%			Telenet Group Holding NV	6,018	298
CTS Eventim AG & Co KGaA	13,067	503	Tribune Media Co	11,978	482
CVC Brasil Operadora e Agencia de Viagens SA	11,965	192	TV Asahi Holdings Corp	7,030	142
Malibu Boats Inc (a)	2,636	128	Twenty-First Century Fox Inc - A Shares	27,841	1,377
Nautilus Inc (a)	10,551	136	Viacom Inc - B Shares	3,410	105
Planet Fitness Inc (a)	4,461	246	Walt Disney Co/The (d)	4,800	554
Shimano Inc	11,300	1,655	Wolters Kluwer NV	8,788	531
Thule Group AB (b)	19,044	357			$21,182
Yamaha Motor Co Ltd	20,332	419	Metal Fabrication & Hardware - 0.04%
		$3,636	Advanced Drainage Systems Inc	4,708	128
Lodging - 0.59%			Neturen Co Ltd	6,700	60
Boyd Gaming Corp	60,031	1,490	Rexnord Corp (a)	4,791	136
Caesars Entertainment Corp (a)	468,784	3,994	Timken Co/The	2,960	119
Choice Hotels International Inc	13,597	1,059	Troax Group AB	13,942	442
Crown Resorts Ltd	97,082	834	Tsubaki Nakashima Co Ltd	3,402	58
Extended Stay America Inc	284,732	5,182			$943
Hilton Worldwide Holdings Inc (d)	3,600	272
InterContinental Hotels Group PLC	2,194	118
Kyoritsu Maintenance Co Ltd	12,601	634

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Mining - 0.21%			Oil & Gas (continued)
BHP Billiton Ltd	17,617	$391	Seadrill Ltd (a)	45,305	$618
Compass Minerals International Inc	2,863	143	SM Energy Co	54,169	1,105
Constellium NV (a)	58,134	488	Suncor Energy Inc	44,300	1,428
Freeport-McMoRan Inc	16,500	197	TOTAL SA	14,577	811
Livent Corp (a)	21,075	389	Viper Energy Partners LP	3,423	103
Nevsun Resources Ltd (a)	57,088	256	Whiting Petroleum Corp (a)	14,653	444
Pacific Metals Co Ltd	5,820	171	WildHorse Resource Development Corp (a)	12,525	231
Pretium Resources Inc (a)	316,569	2,251			$31,767
Randgold Resources Ltd ADR	9,475	760	Oil & Gas Services - 0.36%
Tahoe Resources Inc (a)	18,888	66	Baker Hughes a GE Co	119,195	2,720
		$5,112	C&J Energy Services Inc (a)	132,953	2,284
Miscellaneous Manufacturers - 0.23%			Halliburton Co (d)	73,392	2,307
Actuant Corp	5,968	153	Liberty Oilfield Services Inc	4,403	76
Airtac International Group	12,811	136	Oil States International Inc (a)	702	16
Alstom SA (a)	14,833	651	ProPetro Holding Corp (a)	5,603	91
American Railcar Industries Inc	1,922	135	Schlumberger Ltd (d)	5,300	239
AO Smith Corp (d)	9,408	446	SEACOR Holdings Inc (a)	9,483	394
Eaton Corp PLC	1,232	95	TGS NOPEC Geophysical Co ASA	11,223	315
Enplas Corp	4,110	114	Thermon Group Holdings Inc (a)	6,765	153
Escorts Ltd	24,047	243			$8,595
Fabrinet (a)	2,541	134	Packaging & Containers - 0.33%
FUJIFILM Holdings Corp	17,768	707	Amcor Ltd/Australia	80,159	788
Haynes International Inc	4,193	138	Ball Corp	12,748	626
Illinois Tool Works Inc (d)	12,406	1,725	Bemis Co Inc	2,490	121
ITT Inc	3,516	195	Crown Holdings Inc (a)	28,661	1,470
Nikon Corp	31,460	494	Graphic Packaging Holding Co	200,623	2,406
Sturm Ruger & Co Inc	2,378	128	Greif Inc - Class A	2,610	134
Toyobo Co Ltd	9,900	144	Nampak Ltd (a)	152,559	158
		$5,638	Sealed Air Corp	36,663	1,339
Office & Business Equipment - 0.18%			Silgan Holdings Inc (d)	14,592	376
Canon Inc	59,390	1,686	Vidrala SA	5,006	430
Konica Minolta Inc	114,900	1,037			$7,848
Xerox Corp	50,800	1,367	Pharmaceuticals - 1.52%
Zebra Technologies Corp (a)	1,307	235	AbbVie Inc	1,249	118
		$4,325	Aerie Pharmaceuticals Inc (a)	3,120	124
Office Furnishings - 0.01%			Akorn Inc (a)	32,374	222
Knoll Inc	6,943	134	Allergan PLC	683	107
Oil & Gas - 1.32%			AmerisourceBergen Corp	1,222	109
Cabot Oil & Gas Corp (d)	33,400	840	Astellas Pharma Inc	49,600	764
Canadian Natural Resources Ltd	7,500	188	AstraZeneca PLC ADR	20,658	823
Centennial Resource Development Inc/DE (a)	5,876	91	AstraZeneca PLC	8,037	626
Chevron Corp (d)	9,758	1,160	Bayer AG	27,134	1,991
ConocoPhillips	13,693	906	Bristol-Myers Squibb Co (d)	30,220	1,615
Cosmo Energy Holdings Co Ltd	4,670	109	Cardinal Health Inc (d)	13,800	757
DCC PLC	13,190	997	China Biologic Products Holdings Inc (a)	18,959	1,555
Diamondback Energy Inc	11,327	1,250	China Traditional Chinese Medicine Holdings	310,000	207
Dommo Energia SA ADR(a)	269	9	Co Ltd
Encana Corp	218,942	1,472	CSPC Pharmaceutical Group Ltd	275,692	561
Equinor ASA	43,711	1,024	CVS Health Corp (d)	21,084	1,691
Exxon Mobil Corp (d)	13,236	1,052	DexCom Inc (a)	705	91
Halcon Resources Corp (a)	483,467	1,354	Eisai Co Ltd	15,540	1,431
Inpex Corp	46,220	492	Elan Corp	2,850	76
Japan Petroleum Exploration Co Ltd	13,880	288	Express Scripts Holding Co (a)	64,946	6,590
Marathon Oil Corp	108,623	1,813	Galapagos NV ADR(a)	1,213	122
Marathon Petroleum Corp	74,123	4,830	GlaxoSmithKline PLC	36,557	758
Midstates Petroleum Co Inc (a)	149,112	1,239	Global Blood Therapeutics Inc (a)	3,223	102
Murphy Oil Corp	3,721	119	Heron Therapeutics Inc (a)	1,757	50
Newfield Exploration Co (a),(d)	63,941	1,084	Jazz Pharmaceuticals PLC (a)	305	46
Occidental Petroleum Corp (d)	20,065	1,410	Johnson & Johnson (d)	17,469	2,566
Ocean Rig UDW Inc (a)	12,317	342	McKesson Corp	855	106
OMV AG	15,325	776	Merck & Co Inc	1,498	119
Penn Virginia Corp (a)	982	57	MyoKardia Inc (a)	760	47
Petroleo Brasileiro SA ADR	23,644	344	Nippon Shinyaku Co Ltd	6,014	412
Phillips 66 (d)	4,900	458	Novartis AG	12,374	1,130
Pioneer Natural Resources Co (d)	10,600	1,566	Novartis AG ADR	6,498	595
PrairieSky Royalty Ltd	82,500	1,128	Novo Nordisk A/S	69,994	3,256
Repsol SA	25,850	445	Ono Pharmaceutical Co Ltd	8,860	215
Resolute Energy Corp (a)	1,348	48	Phibro Animal Health Corp	3,832	130
Rowan Cos PLC (a)	9,777	136	PRA Health Sciences Inc (a)	1,624	190

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Pharmaceuticals (continued)			REITs (continued)
Roche Holding AG	11,566	$3,002	Ventas Inc (d)	11,600	$737
Shionogi & Co Ltd	14,400	955	VEREIT Inc (d)	52,500	402
Sinopharm Group Co Ltd	39,010	192	VICI Properties Inc (e)	99,322	2,162
Takeda Pharmaceutical Co Ltd	57,540	2,166	Vicinity Centres	242,941	475
UCB SA	3,060	258	Vornado Realty Trust (d)	12,400	892
Zoetis Inc (d)	5,637	529	Weyerhaeuser Co (d)	28,100	742
		$36,404			$30,231
Pipelines - 0.15%			Retail - 1.22%
Enbridge Inc	11	1	Ace Hardware Indonesia Tbk PT	1,564,700	177
Kinder Morgan Inc/DE (d)	46,800	799	Adastria Co Ltd	7,000	115
ONEOK Inc (d)	13,400	823	Advance Auto Parts Inc	11,855	2,106
Williams Cos Inc/The (d)	74,500	1,886	Alsea SAB de CV	47,300	119
		$3,509	American Eagle Outfitters Inc	5,364	112
Private Equity - 0.01%			AutoZone Inc (a),(d)	700	566
Kennedy-Wilson Holdings Inc	6,618	130	Best Buy Co Inc	1,664	107
Real Estate - 0.26%			CarMax Inc (a)	11,259	744
China Overseas Land & Investment Ltd	119,000	417	Cawachi Ltd	5,060	99
CK Asset Holdings Ltd	111,000	802	Children's Place Inc/The	861	112
Corp Inmobiliaria Vesta SAB de CV	118,283	148	Chipotle Mexican Grill Inc (a),(d)	1,000	473
Hembla AB (a)	20,863	349	Cie Financiere Richemont SA	22,214	1,443
Henderson Land Development Co Ltd	79,000	407	Citizen Watch Co Ltd	41,750	221
Hongkong Land Holdings Ltd	62,500	408	CJ ENM Co Ltd	2,432	506
Ichigo Inc	73,300	252	Clicks Group Ltd	14,238	193
LEG Immobilien AG	3,809	439	cocokara fine Inc	2,049	117
Marcus & Millichap Inc (a)	2,940	107	Costco Wholesale Corp (d)	2,374	549
McGrath RentCorp	2,691	144	Dick's Sporting Goods Inc	2,970	107
Metrovacesa SA (a),(b)	33,497	425	Dollar General Corp (d)	3,700	411
Mitsubishi Estate Co Ltd	51,900	833	Dollarama Inc	39,700	1,049
Neinor Homes SA (a),(b)	25,439	391	DP Eurasia NV (a),(b)	112,384	166
Oberoi Realty Ltd	33,533	215	Fast Retailing Co Ltd	600	313
Parque Arauco SA	89,563	212	Five Below Inc (a)	436	46
Shenzhen Investment Ltd	648,000	212	Gourmet Master Co Ltd	26,788	214
Swiss Prime Site AG (a)	5,497	454	H2O Retailing Corp	5,251	90
WeWork Cos Inc (a),(c),(e),(f)	356	39	Hennes & Mauritz AB	22,783	420
		$6,254	Home Depot Inc/The (d)	11,488	2,072
REITs - 1.26%			Honeys Holdings Co Ltd	7,480	60
Agree Realty Corp	3,874	231	Hyundai Department Store Co Ltd	6,264	526
American Tower Corp	4,213	693	IDOM Inc	20,700	104
Brookfield Property REIT Inc	25,800	465	Industria de Diseno Textil SA	66,478	2,043
CoreCivic Inc	6,891	151	Jand Inc (a),(c),(e),(f)	1,693	23
Crown Castle International Corp	7,351	845	Jollibee Foods Corp	33,450	178
Duke Realty Corp (d)	54,300	1,545	Kohl's Corp	1,368	92
Easterly Government Properties Inc	7,217	132	K's Holdings Corp	12,500	132
Equity Residential	4,700	335	L Brands Inc	10,800	358
Forest City Realty Trust Inc	57,711	1,460	Lowe's Cos Inc (d)	7,100	670
Gaming and Leisure Properties Inc	184,189	6,341	Luxottica Group SpA	34,733	2,030
Goodman Group	70,979	533	Magazine Luiza SA	4,250	181
Grivalia Properties REIC AE	38,368	388	Maisons du Monde SA (b)	13,037	298
Hersha Hospitality Trust	6,555	125	Matahari Department Store Tbk PT	1,874,958	625
Hibernia REIT plc	275,396	424	McDonald's Holdings Co Japan Ltd	13,200	592
Hoshino Resorts REIT Inc	11	51	Michaels Cos Inc/The (a)	9,564	162
Host Hotels & Resorts Inc (d)	66,300	1,260	Mitra Adiperkasa Tbk PT	4,141,462	254
InfraREIT Inc	10,766	247	Next PLC	4,412	275
LaSalle Hotel Properties	27,489	881	Nishimatsuya Chain Co Ltd	11,640	102
Liberty Property Trust (d)	18,700	847	Noodles & Co (a)	9,938	79
Monmouth Real Estate Investment Corp	8,381	117	PAL GROUP Holdings Co Ltd	5,480	149
Nippon Building Fund Inc	198	1,234	Panera Bread Co (a),(c),(e),(f)	1,664	18
Outfront Media Inc	7,381	153	Raia Drogasil SA	17,500	281
Pebblebrook Hotel Trust	4,263	149	RH (a)	613	71
PotlatchDeltic Corp	11,456	425	Ross Stores Inc (d)	6,176	541
Prologis Inc (d)	16,500	1,111	Ruth's Hospitality Group Inc	4,252	104
Public Storage (d)	7,543	1,609	Shanghai Pharmaceuticals Holding Co Ltd	185,280	459
RPT Realty	10,636	152	Shimamura Co Ltd	3,430	292
Segro PLC	41,348	319	Sonic Corp	6,609	287
Select Income REIT	3,538	68	Starbucks Corp (d)	5,902	394
Simon Property Group Inc (d)	9,100	1,690	Target Corp (d)	9,607	682
Starwood Property Trust Inc	299	7	TJX Cos Inc/The (d)	20,600	1,006
Unibail-Rodamco-Westfield	4,174	719	United Arrows Ltd	3,300	111
Uniti Group Inc	5,721	114	Vera Bradley Inc (a)	10,132	112

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Retail (continued)			Software (continued)
Walgreens Boots Alliance Inc	1,354	$115	Fair Isaac Corp (a)	615	$122
Walmart Inc (d)	18,100	1,767	Fidelity National Information Services Inc (d)	31,471	3,397
Westlife Development Ltd (a)	46,965	233	First Derivatives PLC	6,872	180
Wingstop Inc	550	36	Five9 Inc (a)	1,407	60
Xebio Holdings Co Ltd	13,540	176	Gree Inc	55,280	242
Yum! Brands Inc (d)	12,799	1,180	Guidewire Software Inc (a)	11,337	1,054
		$29,445	Hortonworks Inc (a)	10,794	174
Savings & Loans - 0.07%			HubSpot Inc (a)	534	74
Beneficial Bancorp Inc	7,894	122	Intuit Inc (d)	7,223	1,549
OceanFirst Financial Corp	4,654	120	Kingdee International Software Group Co Ltd	95,637	96
Sterling Bancorp/DE	67,362	1,300	Linx SA	37,900	275
United Financial Bancorp Inc	8,740	143	LiveRamp Holdings Inc (a)	11,274	533
		$1,685	Microsoft Corp (d)	86,572	9,601
Semiconductors - 0.74%			Nexon Co Ltd (a)	41,300	491
Advanced Micro Devices Inc (a)	19,423	414	Nuance Communications Inc (a)	136,091	2,176
ASML Holding NV	7,337	1,254	Omnicell Inc (a)	3,212	248
ASPEED Technology Inc	8,700	161	Oracle Corp	66,095	3,223
Broadcom Inc	21,829	5,182	Paychex Inc	1,636	116
Cabot Microelectronics Corp	1	—	Progress Software Corp	4,002	141
Entegris Inc	2,691	79	PROS Holdings Inc (a)	4,228	136
FormFactor Inc (a)	8,035	133	PTC Inc (a)	43,696	3,779
Globalwafers Co Ltd	41,983	503	Red Hat Inc (a)	17,403	3,107
Hamamatsu Photonics KK	14,400	502	salesforce.com Inc (a)	5,758	822
Inari Amertron Bhd	212,800	85	SendGrid Inc (a)	6,266	286
Integrated Device Technology Inc (a)	32,466	1,556	ServiceNow Inc (a)	4,179	774
Intel Corp	2,358	116	SolarWinds Corp (a)	111,397	1,772
King Yuan Electronics Co Ltd	326,500	224	SS&C Technologies Holdings Inc	15,304	737
Maxim Integrated Products Inc	15,568	871	TechMatrix Corp	8,700	145
Miraial Co Ltd	4,510	39	TiVo Corp	10,930	108
Nova Measuring Instruments Ltd (a)	5,165	128	Veeva Systems Inc (a)	8,020	771
NVIDIA Corp (d)	3,400	556	Workday Inc (a)	5,882	965
NXP Semiconductors NV	24,767	2,065	Zuora Inc (a)	13,188	251
Rohm Co Ltd	5,021	352	Zynga Inc (a)	104,913	380
Samsung Electronics Co Ltd	33,518	1,256			$56,699
Shinko Electric Industries Co Ltd	11,330	81	Storage & Warehousing - 0.01%
Silicon Motion Technology Corp ADR	3,652	131	ID Logistics Group (a)	2,084	330
Sino-American Silicon Products Inc (a)	68,851	191	Telecommunications - 1.22%
Skyworks Solutions Inc	4,300	313	ADTRAN Inc	10,477	130
SOITEC (a)	4,839	299	Arista Networks Inc (a),(d)	2,700	644
SUMCO Corp	31,700	489	ARRIS International PLC (a)	39,985	1,236
Teradyne Inc	14,158	505	AT&T Inc (d)	30,500	953
Texas Instruments Inc	414	41	BCE Inc	10,600	454
Tower Semiconductor Ltd (a)	9,093	143	Calix Inc (a)	15,326	148
Xperi Corp	9,429	133	China Mobile Ltd	85,689	854
		$17,802	China Telecom Corp Ltd	1,600,000	868
Software - 2.36%			Cisco Systems Inc (d)	16,249	778
Activision Blizzard Inc	32,904	1,641	CommScope Holding Co Inc (a),(d)	15,600	282
Adobe Inc (a)	2,367	594	Finisar Corp (a)	21,017	491
Allscripts Healthcare Solutions Inc (a)	10,983	112	Gogo Inc (a)	19,284	82
Apptio Inc (a)	5,403	206	Goodman Networks Inc (a),(c),(f)	142,878	—
athenahealth Inc (a)	8,588	1,143	Hellenic Telecommunications Organization SA	44,187	523
Autodesk Inc (a)	30,440	4,399	HKT Trust & HKT Ltd	189,000	274
Avid Technology Inc (a)	21,434	138	HMS Networks AB	12,338	184
Birst Inc (a),(c),(e),(f)	21,065	1	Intelsat SA (a)	57,652	1,434
Black Knight Inc (a)	15,033	682	Juniper Networks Inc	8,200	235
Broadridge Financial Solutions Inc	1,057	112	Koninklijke KPN NV	536,004	1,590
Cadence Design Systems Inc (a),(d)	37,500	1,689	LogMeIn Inc	23,822	2,197
CDK Global Inc (d)	19,900	1,003	Loral Space & Communications Inc (a)	37,932	1,612
Cerner Corp (a),(d)	11,400	660	Maxar Technologies Ltd	50,772	841
Citrix Systems Inc (d)	28,936	3,153	Mitel Networks Corp (a)	37,861	422
Constellation Software Inc/Canada	912	626	Motorola Solutions Inc (d)	26,882	3,529
Cresco Ltd	2,198	75	Nippon Telegraph & Telephone Corp	8,291	342
CSG Systems International Inc	4,196	147	Nokia OYJ	107,193	590
DeNA Co Ltd	31,030	577	NTT DOCOMO Inc	33,300	773
Douzone Bizon Co Ltd	2,797	125	Oclaro Inc (a)	66,340	535
Dun & Bradstreet Corp/The	8,387	1,204	Ooma Inc (a)	9,150	137
Electronic Arts Inc (a),(d)	4,656	391	Plantronics Inc	2,220	102
Envestnet Inc (a)	2,534	138	Rogers Communications Inc	25,400	1,355
Everbridge Inc (a)	1,795	98	Sectra AB (a)	7,920	233

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		CONVERTIBLE PREFERRED STOCKS
Telecommunications (continued)			- 0.38%			Shares Held Value (000's)
Singapore Telecommunications Ltd	295,300	$664	Agriculture - 0.03%
SoftBank Group Corp	2,670	225	Bunge Ltd 4.88% (k)			6,930	$692
Sprint Corp (a)	157,550	989	Computers - 0.01%
Tele2 AB	62,289	780	NCR Corp 5.50% PIK 1.38%, (a),(k),(l)			297	335
Telenor ASA	58,831	1,141	Diversified Financial Services - 0.01%
T-Mobile US Inc (a)	24,930	1,706	2017 Mandatory Exchangeable Trust	5.19	%,	2,150	288
		$29,333	12/01/2020 (b)
Textiles - 0.02%			Electric - 0.05%
Coats Group PLC	398,060	414	CenterPoint Energy Inc 7.00%, 09/01/2021			15,250	765
Seiren Co Ltd	6,879	115	Sempra Energy 6.00%, 01/15/2021			3,175	322
		$529					$1,087
Toys, Games & Hobbies - 0.01%			Electronics - 0.01%
Nintendo Co Ltd	900	274	Fortive Corp 5.00%, 07/01/2021			350	347
Transportation - 0.91%			Food - 0.01%
Canadian National Railway Co	35,175	3,023	Post Holdings Inc 2.50% (k)			725	130
Central Japan Railway Co	2,000	412	Gas - 0.00%
CH Robinson Worldwide Inc (d)	5,800	535	South Jersey Industries Inc	7.25%, 04/15/2021		1,500	77
CJ Logistics Corp (a)	4,654	661
CSX Corp (d)	14,559	1,057	Insurance - 0.01%
Dorian LPG Ltd (a)	39,942	281	Assurant Inc 6.50%, 03/15/2021			2,100	220
DSV A/S	19,969	1,529	Internet - 0.01%
East Japan Railway Co	13,100	1,192	Airbnb, Inc 0.00% (a),(c),(e),(f)			1,685	195
Expeditors International of Washington Inc	8,142	620	Investment Companies - 0.14%
Forward Air Corp	2,301	150	Mandatory Exchangeable Trust 5.75%,			18,658	3,356
Genesee & Wyoming Inc (a)	16,166	1,346	06/01/2019 (b)
Golar LNG Ltd	139,415	3,714	Metal Fabrication & Hardware - 0.01%
JB Hunt Transport Services Inc (d)	11,500	1,223	Rexnord Corp 5.75%, 11/15/2019			2,750	164
Keikyu Corp	48,000	767	Oil & Gas - 0.01%
Kuehne + Nagel International AG	6,179	870	Chesapeake Energy Corp 5.75% (k)			355	213
Nippon Yusen KK	9,040	154	REITs - 0.08%
Scorpio Tankers Inc	173,535	359	QTS Realty Trust Inc 6.50% (k)			750	76
Seibu Holdings Inc	32,000	592	Welltower Inc 6.50% (d),(k)			28,100	1,834
United Parcel Service Inc (d)	6,900	795					$1,910
XPO Logistics Inc (a)	23,197	1,760
Yamato Holdings Co Ltd	28,100	744	Retail - 0.00%
		$21,784	Jand Inc 0.00% (a),(c),(e),(f)			3,781	53
			TOTAL CONVERTIBLE PREFERRED STOCKS				$9,067
Trucking & Leasing - 0.03%			PREFERRED STOCKS - 0.20%			Shares Held Value (000's)
GATX Corp	7,187	600	Automobile Manufacturers - 0.03%
Water - 0.03%			Volkswagen AG 3.96%			4,939	838
Connecticut Water Service Inc	1,780	124
Veolia Environnement SA	24,418	520	Banks - 0.02%
		$644	Itau Unibanco Holding SA	0.18%		46,650	435
TOTAL COMMON STOCKS		$845,582	Chemicals - 0.04%
INVESTMENT COMPANIES - 18.31%	Shares Held Value (000's)		FUCHS PETROLUB SE 0.91%			21,843	906
Exchange Traded Funds - 0.71%			Electrical Components & Equipment - 0.00%
Financial Select Sector SPDR Fund	22,333	602	Lithium Technology Corp 0.00% (a),(c),(e),(f)			59,552	1
Invesco QQQ Trust Series 1	5,353	907	Internet - 0.04%
iShares China Large-Cap ETF	15,601	656	Pinterest Inc 0.00% (a),(c),(e),(f)			87,425	461
iShares J.P. Morgan USD EM Bond UCITS ETF	140,900	14,433	Uber Technologies Inc 0.00% (a),(c),(e),(f)			14,315	622
TOPIX Exchange Traded Fund	22,280	338	Veracode Inc 0.00% (a),(c),(e),(f)			6,031	3
iShares Russell 2000 Growth ETF	819	156					$1,086
		$17,092	Private Equity - 0.01%
Money Market Funds - 17.60%			Forward Venture Services LLC 0.00% (a),(c),(e),(f)			54,650	280
Goldman Sachs Financial Square Funds -	70,510	71	Real Estate - 0.04%
Government Fund 2.13%(g),(h)			WeWork Cos Inc Series D-1	0.00% (a),(c),(e),(f)		4,867	535
Morgan Stanley Institutional Liquidity Funds -	22,942,374	22,942	WeWork Cos Inc Series D-2	0.00% (a),(c),(e),(f)		3,824	421
Government Portfolio 2.11%(g),(i)							$956
Morgan Stanley Institutional Liquidity Funds -	2,114,390	2,114	Software - 0.01%
Government Portfolio 2.11%(d),(g)			Marklogic Corp 0.00% (a),(c),(e),(f)			14,832	148
Principal Government Money Market Fund	397,271,555	397,272	Telecommunications - 0.01%
2.08%(g),(j)			Goodman Networks Inc 0.00% (a),(c),(f)			169,992	127
Wells Fargo Advantage Government Money	371,362	371	Trucking & Leasing - 0.00%
Market Fund 2.07%(g),(h)			AerGen Aviation Finance Ltd 0.00% (a),(c),(e),(f)			12,150	—
		$422,770	TOTAL PREFERRED STOCKS				$4,777
TOTAL INVESTMENT COMPANIES		$439,862

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS - 28.90%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000’s) Value (000’s)
Aerospace & Defense - 0.08%			Automobile Asset Backed Securities (continued)
Leonardo US Holdings Inc			First Investors Auto Owner Trust 2015-2
6.25%, 01/15/2040(b)	$716	$673	4.22%, 12/15/2021(b)	$565	$568
Triumph Group Inc			First Investors Auto Owner Trust 2016-2
7.75%, 08/15/2025	1,260	1,159	3.35%, 11/15/2022(b)	70	69
		$1,832	Flagship Credit Auto Trust 2015-1
Airlines - 0.04%			3.76%, 06/15/2021(b)	165	166
Latam Airlines 2015-1 Pass Through Trust B			Hertz Vehicle Financing II LP
4.50%, 08/15/2025	904	866	3.29%, 10/25/2023(b)	315	307
Automobile Asset Backed Securities - 0.93%			Honda Auto Receivables 2016-4 Owner Trust
ACC Trust 2018-1			1.21%, 12/18/2020	821	814
3.70%, 12/21/2020(b)	109	109	Honda Auto Receivables 2017-1 Owner Trust
AmeriCredit Automobile Receivables 2015-4			1.72%, 07/21/2021	272	270
3.72%, 12/08/2021	189	190	Honda Auto Receivables 2017-3 Owner Trust
AmeriCredit Automobile Receivables Trust			1.79%, 09/20/2021	380	375
2016-2			Honda Auto Receivables 2018-1 Owner Trust
3.65%, 05/09/2022	80	80	2.64%, 02/15/2022	1,175	1,167
AmeriCredit Automobile Receivables Trust			Motor 2017-1 PLC
2017-3			2.85%, 09/25/2024(b)	635	635
2.54%, 12/18/2020	1,144	1,144	1.00 x 1 Month USD LIBOR + 0.53%
1.00 x 1 Month USD LIBOR + 0.24%			Nissan Auto Receivables 2016-C Owner Trust
Americredit Automobile Receivables Trust 2018-2			1.18%, 01/15/2021	130	129
4.01%, 07/18/2024	550	550	Nissan Auto Receivables 2017-A Owner Trust
Americredit Automobile Receivables Trust 2018-3			1.74%, 08/16/2021	375	371
2.53%, 01/18/2022	755	755	2.37%, 01/15/2020	27	28
1.00 x 1 Month USD LIBOR + 0.25%			1.00 x 1 Month USD LIBOR + 0.06%
4.04%, 11/18/2024	670	670	Nissan Auto Receivables 2018-A Owner Trust
CarMax Auto Owner Trust 2017-4			2.65%, 05/16/2022	745	740
2.44%, 04/15/2021	476	476	Prestige Auto Receivables Trust 2016-1
1.00 x 1 Month USD LIBOR + 0.13%			5.15%, 11/15/2021(b)	815	829
CarMax Auto Owner Trust 2018-2			Santander Drive Auto Receivables Trust 2018-2
3.99%, 04/15/2025	320	319	3.88%, 02/15/2024	800	799
Carmax Auto Owner Trust 2018-4			Santander Drive Auto Receivables Trust 2018-5
4.15%, 04/15/2025	205	206	3.81%, 12/16/2024	490	491
Chesapeake Funding II LLC			Tidewater Auto Receivables Trust 2018-A
3.57%, 04/15/2030(b)	175	174	4.30%, 11/15/2024(b)	100	100
3.71%, 05/15/2029(b)	130	130	Toyota Auto Receivables 2016-C
3.92%, 04/15/2030(b)	455	452	1.14%, 08/17/2020	77	77
CIG AUTO RECEIVABLES TRUST 2017-1			Toyota Auto Receivables 2017-A Owner Trust
2.71%, 05/15/2023(b)	71	70	1.73%, 02/16/2021	446	443
CPS Auto Receivables Trust 2017-D			Toyota Auto Receivables 2017-C Owner Trust
3.73%, 09/15/2023(b)	190	188	2.39%, 07/15/2020	636	636
CPS Auto Receivables Trust 2018-A			1.00 x 1 Month USD LIBOR + 0.08%
3.05%, 12/15/2023(b)	105	104	USAA Auto Owner Trust 2016-1
CPS Auto Receivables Trust 2018-D			1.20%, 06/15/2020	64	64
3.83%, 09/15/2023(b)	330	331	Veros Automobile Receivables Trust 2017-1
Drive Auto Receivables Trust 2018-1			2.84%, 04/17/2023(b)	116	115
3.81%, 05/15/2024	685	683	Westlake Automobile Receivables Trust 2017-1
Drive Auto Receivables Trust 2018-5			3.46%, 10/17/2022(b)	145	144
2.41%, 07/15/2021	1,010	1,008	Westlake Automobile Receivables Trust 2018-1
1.00 x 1 Month USD LIBOR + 0.32%			3.41%, 05/15/2023(b)	175	173
4.53%, 04/15/2026	420	422	Westlake Automobile Receivables Trust 2018-3
DT Auto Owner Trust 2015-2			2.66%, 01/18/2022(b)	1,110	1,110
4.25%, 02/15/2022(b)	190	191	1.00 x 1 Month USD LIBOR + 0.35%
DT Auto Owner Trust 2016-1			4.00%, 10/16/2023(b)	225	224
4.66%, 12/15/2022(b)	1,335	1,344			$22,266
DT Auto Owner Trust 2016-2			Automobile Floor Plan Asset Backed Securities - 0.07%
5.43%, 11/15/2022(b)	820	829	Navistar Financial Dealer Note Master Owner
DT Auto Owner Trust 2018-2			Trust II
4.15%, 03/15/2024(b)	290	290	2.94%, 09/25/2023(b)	205	205
DT Auto Owner Trust 2018-3			1.00 x 1 Month USD LIBOR + 0.63%
3.79%, 07/15/2024(b)	395	396	NextGear Floorplan Master Owner Trust
Fifth Third Auto Trust 2017-1			2.99%, 10/17/2022(b)	850	853
2.46%, 04/15/2020	91	91	1.00 x 1 Month USD LIBOR + 0.68%
1.00 x 1 Month USD LIBOR + 0.15%			3.16%, 04/18/2022(b)	715	719
First Investors Auto Owner Trust 2014-2			1.00 x 1 Month USD LIBOR + 0.85%
3.47%, 02/15/2021(b)	120	120			$1,777
First Investors Auto Owner Trust 2015-1
3.59%, 01/18/2022(b)	100	100

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.19%				Banks (continued)
BMW US Capital LLC				Oesterreichische Kontrollbank AG
2.74%, 09/13/2019(b)		$1,205	$1,207	3.13%, 11/07/2023		$406	$407
3 Month USD LIBOR + 0.41%				RESPARCS Funding II LP
General Motors Financial Co Inc				0.00%, 12/31/2049(a),(k)	EUR	1,481	654
3.37%, 04/13/2020		1,500	1,499	Standard Chartered PLC
3 Month USD LIBOR + 0.93%				3.56%, 01/20/2023(b)		$640	635
Nissan Motor Acceptance Corp				3 Month USD LIBOR + 1.15%
3.02%, 01/13/2020(b)		1,215	1,215	4.25%, 01/20/2023(b),(n)		640	635
3 Month USD LIBOR + 0.58%				3 Month USD LIBOR + 1.15%
Toyota Motor Credit Corp				Sumitomo Mitsui Banking Corp
2.88%, 10/18/2019		605	606	2.96%, 01/11/2019		1,225	1,225
3 Month USD LIBOR + 0.44%				3 Month USD LIBOR + 0.54%
			$4,527	Toronto-Dominion Bank/The
Banks- 1.48%				2.86%, 01/18/2019		630	630
ABQ Finance Ltd				3 Month USD LIBOR + 0.42%
3.50%, 02/22/2022		3,400	3,272	US Bank NA/Cincinnati OH
Banco Hipotecario SA				2.81%, 01/24/2020		1,255	1,256
54.19%, 11/07/2022(b)	ARS	10,245	247	3 Month USD LIBOR + 0.32%
Argentina Deposit Rates Badlar Private				Wells Fargo Bank NA
Banks ARS 30 to 35 Days + 4.00%				3.63%, 10/22/2021		635	634
51.79%, 01/12/2020(b)		9,230	245				$35,489
Argentina Deposit Rates Badlar Private				Beverages - 0.19%
Banks ARS 30 to 35 Days + 2.50%				CEDC Finance Corp International Inc
Banco Macro SA				10.00%, 12/31/2022(b)		3,481	2,436
17.50%, 05/08/2022(b)		5,115	88	PepsiCo Inc
Banco Supervielle SA				2.60%, 05/02/2019		1,430	1,430
56.63%, 08/09/2020(b)		11,000	271	3 Month USD LIBOR + 0.04%
Argentina Deposit Rates Badlar Private				2.68%, 10/04/2019		610	611
Banks ARS 30 to 35 Days + 4.50%				3 Month USD LIBOR + 0.27%
Bank of America NA							$4,477
2.96%, 08/28/2020		$2,640	2,632	Biotechnology - 0.12%
3 Month USD LIBOR + 0.25%				Gilead Sciences Inc
Bank of New York Mellon/The				2.56%, 03/20/2019		1,415	1,415
0.00%, 12/04/2020(a),(m)		1,250	1,249	3 Month USD LIBOR + 0.22%
3 Month USD LIBOR + 0.30%				2.59%, 09/20/2019		1,415	1,415
Citibank NA				3 Month USD LIBOR + 0.25%
2.97%, 02/12/2021		1,385	1,377				$2,830
3 Month USD LIBOR + 0.35%				Chemicals - 0.93%
Deutsche Bank AG/New York NY				Equate Petrochemical BV
4.88%, 12/01/2032(n)		400	310	4.25%, 11/03/2026		6,115	5,809
USD Swap Rate NY 5 Year + 2.55%				Hexion Inc
Financiera de Desarrollo Territorial SA Findeter				6.63%, 04/15/2020		6,135	5,069
7.88%, 08/12/2024(b)	COP 3,380,000		1,050	10.38%, 02/01/2022(b)		1,041	867
HSBC Holdings PLC				10.00%, 04/15/2020		1,041	895
2.98%, 09/11/2021		$1,305	1,295	Momentive Performance Materials Inc
3 Month USD LIBOR + 0.65%				3.88%, 10/24/2021		4,314	4,621
6.25%, 12/31/2049(k),(n)		5,950	5,613	SASOL Financing USA LLC
USD Swap Rate NY 5 Year + 3.45%				5.88%, 03/27/2024		5,000	4,994
HSH N Funding I Via Banque de Luxembourg							$22,255
0.00%, 12/31/2049(a),(k)	EUR	3,630	1,603	Commercial Mortgage Backed Securities - 1.98%
12 Month Euro Interbank Offered Rate +				BANK 2017-BNK9
2.15%				3.37%, 11/15/2054(b)		1,221	765
JPMorgan Chase & Co				CCRESG Commercial Mortgage Trust
3.00%, 06/01/2021		$1,425	1,425	2016-HEAT
3 Month USD LIBOR + 0.68%				5.67%, 04/10/2029(b),(o)		255	260
JPMorgan Chase Bank NA				Citigroup Commercial Mortgage Trust
2.54%, 09/01/2020		2,640	2,632	2015-GC33
3 Month USD LIBOR + 0.23%				4.72%, 09/10/2058(b),(o)		1,354	1,046
2.87%, 02/13/2020		1,385	1,380	COMM 2014-CCRE15 Mortgage Trust
3 Month USD LIBOR + 0.25%				4.37%, 02/10/2047(b),(o)		775	635
2.96%, 09/23/2019		1,215	1,218	COMM 2014-CCRE16 Mortgage Trust
3 Month USD LIBOR + 0.59%				3.22%, 04/10/2047(b)		400	265
Kreditanstalt fuer Wiederaufbau				COMM 2014-CCRE18 Mortgage Trust
3.13%, 12/15/2021		812	815	3.60%, 07/15/2047(b)		1,925	1,371
Mitsubishi UFJ Financial Group Inc				COMM 2014-CCRE21 Mortgage Trust
3.16%, 07/26/2021		1,345	1,347	3.00%, 12/10/2047(b)		653	472
3 Month USD LIBOR + 0.65%				COMM 2015-CCRE25 Mortgage Trust
3.54%, 07/26/2021		1,345	1,344	3.95%, 08/10/2048(o)		2,280	1,932

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
COMM 2015-CCRE27 Mortgage Trust			Wachovia Bank Commercial Mortgage Trust
3.25%, 10/10/2048(b)	$2,800	$1,982	Series 2006-C25
COMM 2015-LC21 Mortgage Trust			5.36%, 05/15/2043(b),(o)	$799	$759
1.20%, 07/10/2048(b),(o),(p)	10,000	624	Wells Fargo Commercial Mortgage Trust
1.20%, 07/10/2048(b),(o),(p)	3,125	185	2015-C26
3.25%, 07/10/2048(b)	1,967	1,363	3.25%, 02/15/2048(b)	1,981	1,334
COMM 2016-SAVA Mortgage Trust			3.59%, 02/15/2048(b)	1,480	1,263
5.31%, 10/15/2034(b)	370	370	Wells Fargo Commercial Mortgage Trust
1.00 x 1 Month USD LIBOR + 3.00%			2015-C28
Commercial Mortgage Pass Through Certificates			3.00%, 05/15/2048(b)	2,051	1,283
3.25%, 02/10/2049(b)	850	596	Wells Fargo Commercial Mortgage Trust
CSMC 2014-USA OA LLC			2015-C31
4.37%, 09/15/2037(b)	825	742	3.85%, 11/15/2048	1,040	884
Ginnie Mae			4.76%, 11/15/2048(b),(o)	1,661	1,183
0.58%, 01/16/2053(o),(p)	6,516	232	Wells Fargo Commercial Mortgage Trust
GS Mortgage Securities Corp II			2015-LC20
4.56%, 07/10/2051(b),(o)	635	451	2.63%, 04/15/2050(b)	988	645
GS Mortgage Securities Trust 2007-GG10			Wells Fargo Commercial Mortgage Trust
5.97%, 08/10/2045(o)	61	62	2015-LC22
GS Mortgage Securities Trust 2013-GCJ14			3.36%, 09/15/2058(b)	260	177
4.91%, 08/10/2046(b),(o)	872	714	Wells Fargo Commercial Mortgage Trust
GS Mortgage Securities Trust 2014-GC20			2015-NXS1
5.13%, 04/10/2047(b),(o)	1,820	1,509	2.88%, 05/15/2048(b),(o)	1,485	1,016
GS Mortgage Securities Trust 2015-GC32			Wells Fargo Commercial Mortgage Trust
4.56%, 07/10/2048(b),(o)	2,476	1,726	2016-NXS6
JP Morgan Chase Commercial Mortgage			2.00%, 11/15/2049(b),(o),(p)	7,575	951
Securities Trust 2007-LDP10			2.46%, 11/15/2049(b),(o)	2,570	1,481
5.46%, 01/15/2049(o)	37	37	WFRBS Commercial Mortgage Trust 2011-C3
JP Morgan Chase Commercial Mortgage			5.86%, 03/15/2044(b),(o)	350	315
Securities Trust 2013-C13			WFRBS Commercial Mortgage Trust 2011-C4
3.99%, 01/15/2046(b),(o)	268	225	5.40%, 06/15/2044(b),(o)	845	826
JPMBB Commercial Mortgage Securities Trust			WFRBS Commercial Mortgage Trust 2012-C6
2013-C12			5.77%, 04/15/2045(b),(o)	500	500
4.23%, 07/15/2045(b),(o)	1,300	1,059	WFRBS Commercial Mortgage Trust 2012-C7
JPMBB Commercial Mortgage Securities Trust			4.98%, 06/15/2045(b),(o)	225	186
2014-C26			WFRBS Commercial Mortgage Trust 2014-C21
4.00%, 01/15/2048(b)	1,300	1,017	3.49%, 08/15/2047(b)	1,030	677
JPMBB Commercial Mortgage Securities Trust			3.50%, 08/15/2047(b)	4,515	3,614
2015-C29			WFRBS Commercial Mortgage Trust 2014-LC14
3.81%, 05/15/2048(o)	1,060	847	3.50%, 03/15/2047(b),(o)	1,300	943
3.90%, 05/15/2048(b),(o)	2,160	1,531			$47,639
JPMBB Commercial Mortgage Securities Trust			Commercial Services - 0.61%
2015-C31			APX Group Inc
4.77%, 08/15/2048(b),(o)	1,797	1,233	7.63%, 09/01/2023	1,300	1,056
JPMBB Commercial Mortgage Securities Trust			Atento Luxco 1 SA
2016-C1			6.13%, 08/10/2022	7,290	6,998
4.90%, 03/15/2049(b),(o)	1,806	1,316	DP World Crescent Ltd
Morgan Stanley Bank of America Merrill Lynch			4.85%, 09/26/2028(b)	6,850	6,643
Trust 2014 C19					$14,697
3.25%, 12/15/2047(b)	1,140	832	Computers - 0.28%
Morgan Stanley Bank of America Merrill Lynch			Apple Inc
Trust 2015-C25			2.79%, 02/07/2020	720	721
4.68%, 10/15/2048(b),(o)	285	226	3 Month USD LIBOR + 0.20%
Morgan Stanley Bank of America Merrill Lynch			IBM Credit LLC
Trust 2017-C34			2.74%, 02/05/2021	1,370	1,372
1.03%, 11/15/2052(b),(o),(p)	3,150	205	3 Month USD LIBOR + 0.16%
Morgan Stanley Capital I Trust 2011-C2			International Business Machines Corp
5.67%, 06/15/2044(b),(o)	475	471	2.74%, 01/27/2020	1,255	1,257
5.67%, 06/15/2044(b),(o)	160	152	3 Month USD LIBOR + 0.23%
Motel 6 Trust 2017-M6MZ			West Corp
9.23%, 08/15/2019(b)	1,354	1,367	8.50%, 10/15/2025(b)	4,000	3,300
1.00 x 1 Month USD LIBOR + 6.93%					$6,650
SG Commercial Mortgage Securities Trust			Credit Card Asset Backed Securities - 0.51%
2016-C5			American Express Credit Account Master Trust
2.54%, 10/10/2048(b)	2,100	1,187	2.04%, 05/15/2023	1,260	1,236
Starwood Retail Property Trust 2014-STAR			BA Credit Card Trust
6.46%, 11/15/2027(b)	645	595	1.95%, 08/15/2022	1,030	1,015
1.00 x 1 Month USD LIBOR + 4.15%			2.70%, 07/17/2023	1,365	1,352

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)			Food (continued)
Capital One Multi-Asset Execution Trust			MARB BondCo PLC
2.00%, 01/17/2023	$620	$612	6.88%, 01/19/2025(b)		$530	$488
Chase Issuance Trust			Marfrig Holdings Europe BV
2.61%, 01/15/2022	1,260	1,263	8.00%, 06/08/2023		4,700	4,741
1.00 x 1 Month USD LIBOR + 0.30%						$13,374
Citibank Credit Card Issuance Trust			Hand & Machine Tools - 0.08%
1.75%, 11/19/2021	1,210	1,195	Apex Tool Group LLC / BC Mountain Finance
1.92%, 04/07/2022	1,330	1,310	Inc
2.49%, 01/20/2023	1,370	1,352	9.00%, 02/15/2023(b)		2,114	1,823
2.54%, 04/07/2022	1,330	1,331	Healthcare - Services - 0.12%
1.00 x 1 Month USD LIBOR + 0.22%			CHS/Community Health Systems Inc
2.55%, 01/19/2021	1,260	1,260	6.25%, 03/31/2023		2,090	1,938
1.00 x 1 Month USD LIBOR + 0.25%			Hadrian Merger Sub Inc
Tidewater Sales Finance Master Trust Series			8.50%, 05/01/2026(b)		1,091	1,012
2017-A						$2,950
4.55%, 04/15/2021(b)	435	434	Insurance - 0.26%
		$12,360	Acrisure LLC / Acrisure Finance Inc
Distribution & Wholesale - 0.05%			7.00%, 11/15/2025(b)		2,500	2,175
H&E Equipment Services Inc			AIA Group Ltd
5.63%, 09/01/2025	1,000	932	2.86%, 09/20/2021(b)		515	515
KAR Auction Services Inc			3 Month USD LIBOR + 0.52%
5.13%, 06/01/2025(b)	221	207	Berkshire Hathaway Finance Corp
		$1,139	2.73%, 01/10/2020		1,225	1,226
Diversified Financial Services - 0.48%			3 Month USD LIBOR + 0.32%
American Express Co			HUB International Ltd
3.19%, 11/05/2021	870	869	7.00%, 05/01/2026(b)		1,000	953
3 Month USD LIBOR + 0.60%			New York Life Global Funding
ASP AMC Merger Sub Inc			2.91%, 08/06/2021(b)		1,365	1,363
8.00%, 05/15/2025(b)	2,908	1,840	3 Month USD LIBOR + 0.32%
Ocwen Loan Servicing LLC						$6,232
8.38%, 11/15/2022(b)	1,954	1,886	Internet - 0.06%
Unifin Financiera SAB de CV SOFOM ENR			Uber Technologies Inc
7.25%, 09/27/2023	6,115	5,486	7.50%, 11/01/2023(b)		832	814
USAA Capital Corp			8.00%, 11/01/2026(b)		625	612
2.77%, 02/01/2019(b)	1,430	1,430				$1,426
3 Month USD LIBOR + 0.23%			Leisure Products & Services - 0.28%
		$11,511	Constellation Merger Sub Inc
Electric - 0.78%			8.50%, 09/15/2025(b)		4,000	3,750
Enel SpA			LTF Merger Sub Inc
8.75%, 09/24/2073(b),(n)	1,700	1,785	8.50%, 06/15/2023(b)		670	688
USD Swap Semi-Annual 5 Year + 5.88%			Viking Cruises Ltd
Eskom Holdings SOC Ltd			5.88%, 09/15/2027(b)		2,000	1,880
5.75%, 01/26/2021	9,650	9,091	VOC Escrow Ltd
GenOn Energy Inc			5.00%, 02/15/2028(b)		366	339
0.00%, 10/15/2018(a)	6,519	4,107				$6,657
0.00%, 10/15/2020(a)	6,143	3,870	Lodging - 0.17%
		$18,853	Diamond Resorts International Inc
Electronics - 0.09%			7.75%, 09/01/2023(b)		583	570
TTM Technologies Inc			10.75%, 09/01/2024(b)		2,074	1,898
5.63%, 10/01/2025(b)	2,182	2,084	Hilton Domestic Operating Co Inc
Engineering & Construction - 0.10%			5.13%, 05/01/2026(b)		1,643	1,606
ABG Orphan Holdco Sarl						$4,074
14.00%, PIK 9.00%, 02/28/2021(l),(o)	1,126	1,181	Machinery - Construction & Mining - 0.05%
AECOM			Caterpillar Financial Services Corp
5.13%, 03/15/2027	1,240	1,128	2.92%, 01/10/2020		1,225	1,227
		$2,309	3 Month USD LIBOR + 0.51%
Entertainment - 0.09%			Machinery - Diversified - 0.18%
Eldorado Resorts Inc			Cloud Crane LLC
6.00%, 04/01/2025	2,298	2,241	10.13%, 08/01/2024(b)		4,075	4,341
Environmental Control - 0.12%			Media- 0.41%
Waste Pro USA Inc			Altice Financing SA
5.50%, 02/15/2026(b)	3,046	2,802	7.50%, 05/15/2026(b)		3,725	3,502
Food- 0.56%			7.50%, 05/15/2026		1,300	1,222
Campbell Soup Co			Clear Channel Worldwide Holdings Inc
4.80%, 03/15/2048	619	526	7.63%, 03/15/2020		1,145	1,144
ESAL GmbH			Grupo Televisa SAB
6.25%, 02/05/2023	7,755	7,619	7.25%, 05/14/2043	MXN	4,370	138

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)			Mortgage Backed Securities (continued)
iHeartCommunications Inc			CSFB Mortgage-Backed Pass-Through
0.00%, 12/15/2019(a)	$3,500	$2,502	Certificates Series 2003-27
NBCUniversal Enterprise Inc			5.75%, 11/25/2033		$41	$42
5.25%, 12/19/2049(b),(k)	1,205	1,220	CSMC 2018-RPL2 Trust
Univision Communications Inc			4.03%, 08/25/2062(b),(o)		654	651
5.13%, 02/15/2025(b)	211	193	Deutsche Mortgage Securities Inc Mortgage Loan
		$9,921	Trust 2004-4
Miscellaneous Manufacturers - 0.10%			2.66%, 06/25/2034		159	154
FXI Holdings Inc			1.00 x 1 Month USD LIBOR + 0.35%
7.88%, 11/01/2024(b)	2,641	2,383	DSLA Mortgage Loan Trust 2005-AR5
Mortgage Backed Securities - 1.81%			2.63%, 09/19/2045		162	132
Adjustable Rate Mortgage Trust 2004-4			1.00 x 1 Month USD LIBOR + 0.33%
4.21%, 03/25/2035(o)	69	69	Dukinfield II PLC
Adjustable Rate Mortgage Trust 2005-1			2.05%, 12/20/2052	GBP	338	432
4.19%, 05/25/2035(o)	205	207	1.00 x 3 Month GBP LIBOR + 1.25%
Alternative Loan Trust 2003-22CB			Eurosail-UK 2007-2np PLC
5.75%, 12/25/2033	120	122	0.95%, 03/13/2045		121	150
Alternative Loan Trust 2004-14T2			1.00 x 3 Month GBP LIBOR + 0.15%
5.50%, 08/25/2034	67	69	Fannie Mae Connecticut Avenue Securities
Alternative Loan Trust 2004-16CB			4.52%, 01/25/2030		$40	41
5.50%, 07/25/2034	93	96	1.00 x 1 Month USD LIBOR + 2.20%
5.50%, 08/25/2034	107	109	4.71%, 05/25/2030		65	66
Alternative Loan Trust 2004-28CB			1.00 x 1 Month USD LIBOR + 2.40%
5.75%, 01/25/2035	50	50	5.87%, 07/25/2030		2,936	2,868
Alternative Loan Trust 2004-J10			1.00 x 1 Month USD LIBOR + 3.55%
6.00%, 09/25/2034	218	224	6.57%, 01/25/2031		260	259
Alternative Loan Trust 2004-J3			1.00 x 1 Month USD LIBOR + 4.25%
5.50%, 04/25/2034	66	66	8.07%, 07/25/2029		2,281	2,668
Alternative Loan Trust 2005-J1			1.00 x 1 Month USD LIBOR + 5.75%
5.50%, 02/25/2025	114	116	Fannie Mae REMICS
Banc of America Alternative Loan Trust 2003-8			3.78%, 05/25/2047(p)		2,263	359
5.50%, 10/25/2033	90	91	(1.00) x 1 Month USD LIBOR + 6.10%
Banc of America Funding 2004-B Trust			3.88%, 12/25/2045(p)		1,395	261
4.29%, 11/20/2034(o)	155	152	(1.00) x 1 Month USD LIBOR + 6.20%
Banc of America Funding 2005-5 Trust			Freddie Mac Structured Agency Credit Risk Debt
5.50%, 09/25/2035	46	48	Notes
Banc of America Funding 2005-7 Trust			3.97%, 04/25/2024		194	195
5.75%, 11/25/2035	92	96	1.00 x 1 Month USD LIBOR + 1.65%
Banc of America Funding 2007-4 Trust			4.12%, 07/25/2030		25	24
5.50%, 11/25/2034	123	122	1.00 x 1 Month USD LIBOR + 1.80%
Banc of America Mortgage 2005-A Trust			4.17%, 10/25/2027		455	462
3.69%, 02/25/2035(o)	38	38	1.00 x 1 Month USD LIBOR + 1.85%
Banc of America Mortgage 2005-I Trust			4.52%, 02/25/2024		323	330
4.10%, 10/25/2035(o)	292	282	1.00 x 1 Month USD LIBOR + 2.20%
BCAP LLC Trust 2007-AA2			7.27%, 07/25/2029		1,619	1,807
6.00%, 03/25/2022	106	106	1.00 x 1 Month USD LIBOR + 4.95%
CHL Mortgage Pass-Through Trust 2004-12			11.12%, 03/25/2028		6,960	8,535
4.44%, 08/25/2034(o)	67	66	1.00 x 1 Month USD LIBOR + 8.80%
CHL Mortgage Pass-Through Trust 2004-HYB4			GMACM Mortgage Loan Trust 2005-AR1
4.17%, 09/20/2034(o)	37	36	4.05%, 03/18/2035(o)		278	280
CHL Mortgage Pass-Through Trust 2004-HYB8			GMACM Mortgage Loan Trust 2005-AR4
3.37%, 01/20/2035(o)	82	81	4.29%, 07/19/2035(o)		59	57
Citigroup Mortgage Loan Trust 2005-3			Gosforth Funding 2018-1 plc
4.52%, 08/25/2035(o)	411	406	3.14%, 08/25/2060(b)		369	370
Citigroup Mortgage Loan Trust 2018-A			1.00 x 3 Month USD LIBOR + 0.45%
4.00%, 01/25/2068(b),(o)	243	241	GSR Mortgage Loan Trust 2005-4F
Citigroup Mortgage Loan Trust 2018-C			6.50%, 02/25/2035		48	48
4.13%, 03/25/2059(b),(o)	553	554	HarborView Mortgage Loan Trust 2003-2
Civic Mortgage LLC 2018-1			3.04%, 10/19/2033		488	472
4.86%, 06/25/2022(b),(o)	748	747	1.00 x 1 Month USD LIBOR + 0.74%
Connecticut Avenue Securities Trust 2018-R07			IndyMac INDX Mortgage Loan Trust 2004-AR12
4.71%, 04/25/2031(b)	1,640	1,635	3.09%, 12/25/2034		536	486
1.00 x 1 Month USD LIBOR + 2.40%			1.00 x 1 Month USD LIBOR + 0.78%
Credit Suisse First Boston Mortgage Securities			IndyMac INDX Mortgage Loan Trust 2004-AR6
Corp			4.56%, 10/25/2034(o)		607	625
4.34%, 11/25/2033(o)	74	75	IndyMac INDX Mortgage Loan Trust 2004-AR7
4.58%, 12/25/2033(o)	41	41	3.53%, 09/25/2034		152	139
			1.00 x 1 Month USD LIBOR + 1.22%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
IndyMac INDX Mortgage Loan Trust 2005-AR11				Structured Adjustable Rate Mortgage Loan Trust
3.90%, 08/25/2035(o)		$664	$591	2.62%, 07/25/2035		$695	$563
IndyMac INDX Mortgage Loan Trust				1.00 x 1 Month USD LIBOR + 0.31%
2005-AR16IP				4.38%, 09/25/2034(o)		164	167
2.95%, 07/25/2045		169	163	Structured Asset Securities Corp Trust 2005-1
1.00 x 1 Month USD LIBOR + 0.64%				5.50%, 02/25/2035		108	108
JP Morgan Mortgage Trust 2005-A2				Toorak Mortgage Corp 2018-1 Ltd
3.81%, 04/25/2035(o)		136	137	4.34%, 08/25/2021(b),(o)		1,880	1,880
JP Morgan Mortgage Trust 2006-A1				Towd Point Mortgage Funding 2016-Granite1
4.44%, 02/25/2036(o)		179	166	PLC
Lehman XS Trust Series 2005-7N				2.20%, 07/20/2046	GBP	200	255
2.59%, 12/25/2035		60	52	1.00 x 3 Month GBP LIBOR + 1.40%
1.00 x 1 Month USD LIBOR + 0.28%				Wells Fargo Mortgage Backed Securities 2003-M
Lehman XS Trust Series 2006-2N				Trust
2.57%, 02/25/2046		122	112	4.85%, 12/25/2033(o)		$169	173
1.00 x 1 Month USD LIBOR + 0.26%				Wells Fargo Mortgage Backed Securities 2004-I
Ludgate Funding PLC				Trust
0.00%, 01/01/2061(a)	EUR	97	103	4.33%, 07/25/2034(o)		298	303
1.00 x 3 Month Euro Interbank Offered				Wells Fargo Mortgage Backed Securities 2004-O
Rate + 0.16%				Trust
1.40%, 01/01/2061	GBP	375	457	4.68%, 08/25/2034(o)		70	72
1.00 x 3 Month GBP LIBOR + 0.60%				Wells Fargo Mortgage Backed Securities 2005-11
MASTR Adjustable Rate Mortgages Trust 2004-7				Trust
4.20%, 07/25/2034(o)		$179	174	5.50%, 11/25/2035		17	17
MASTR Adjustable Rate Mortgages Trust 2005-2				Wells Fargo Mortgage Backed Securities 2005-16
3.55%, 03/25/2035(o)		482	437	Trust
MASTR Adjustable Rate Mortgages Trust 2006-2				6.00%, 12/25/2035		90	90
4.36%, 04/25/2036(o)		97	96	Wells Fargo Mortgage Backed Securities 2005-
MASTR Alternative Loan Trust 2003-9				AR10 Trust
5.25%, 11/25/2033		49	51	4.39%, 05/01/2035(o)		48	49
MASTR Alternative Loan Trust 2004-5				Wells Fargo Mortgage Backed Securities 2005-
5.50%, 06/25/2034		54	55	AR12 Trust
6.00%, 06/25/2034		66	68	4.26%, 06/25/2035(o)		89	91
MASTR Alternative Loan Trust 2004-8				Wells Fargo Mortgage Backed Securities 2006-3
6.00%, 09/25/2034		319	338	Trust
Merrill Lynch Mortgage Investors Trust Series				5.50%, 03/25/2036		266	265
MLCC 2006-2							$43,483
4.14%, 05/25/2036(o)		30	31	Oil & Gas - 1.55%
Newgate Funding PLC				Bellatrix Exploration Ltd
0.28%, 12/15/2050	EUR	136	149	8.50%, 05/15/2020(b)		1,040	725
1.00 x 3 Month Euro Interbank Offered				California Resources Corp
Rate + 0.60%				8.00%, 12/15/2022(b)		940	720
RALI Series 2006-QO4 Trust				Callon Petroleum Co
2.50%, 04/25/2046		$184	171	6.13%, 10/01/2024		280	270
1.00 x 1 Month USD LIBOR + 0.19%				Cobalt International Energy Inc
Residential Asset Securitization Trust 2003-A9				0.00%, 12/01/2023(a)		4,635	765
4.00%, 08/25/2033		397	382	Denbury Resources Inc
Residential Asset Securitization Trust 2005-A8CB				9.00%, 05/15/2021(b)		653	655
5.38%, 07/25/2035		274	238	9.25%, 03/31/2022(b)		3,882	3,872
RFMSI Series 2006-S1 Trust				Gran Tierra Energy International Holdings Ltd
5.75%, 01/25/2036		83	79	6.25%, 02/15/2025(b)		600	562
RFMSI Series 2006-SA2 Trust				Gulfport Energy Corp
4.96%, 08/25/2036(o)		392	365	6.38%, 05/15/2025		705	640
RMAC Securities No 1 PLC				Jagged Peak Energy LLC
0.00%, 06/12/2044(a)	EUR	90	96	5.88%, 05/01/2026(b)		680	651
1.00 x 3 Month Euro Interbank Offered				Jones Energy Holdings LLC / Jones Energy
Rate + 0.15%				Finance Corp
STACR Trust 2018-DNA3				9.25%, 03/15/2023(b)		629	592
6.22%, 09/25/2048(b)		$1,725	1,668	MEG Energy Corp
1.00 x 1 Month USD LIBOR + 3.90%				6.38%, 01/30/2023(b)		295	275
STACR Trust 2018-HRP2				7.00%, 03/31/2024(b)		75	70
4.71%, 02/25/2047(b)		4,540	4,540	Midstates Petroleum Co Inc
1.00 x 1 Month USD LIBOR + 2.40%				0.00%, 06/01/2020(a),(c),(f)		1,471	—
6.51%, 02/25/2047(b)		880	873	Odebrecht Drilling Norbe VIII/IX Ltd
1.00 x 1 Month USD LIBOR + 4.20%				6.35%, 12/01/2021		3,345	3,244
				OGX Austria GmbH
				0.00%, 06/01/2019(a),(b)		600	—
				0.00%, 04/01/2022(a),(b)		1,100	—

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Petrobras Global Finance BV			Bayview Opportunity Master Fund IVa Trust
4.38%, 05/20/2023	$3,800	$3,631	2018-RN3
5.75%, 02/01/2029	7,415	6,789	3.67%, 03/28/2033(b),(o)		$31	$31
6.00%, 01/27/2028	2,140	2,010	Bayview Opportunity Master Fund IVb Trust
7.25%, 03/17/2044	425	410	2018-RN9
Tengizchevroil Finance Co International Ltd			4.21%, 10/29/2033(b),(c),(f),(o)		222	222
4.00%, 08/15/2026	10,350	9,430	Bayview Opportunity Master Fund Trust IIb
Vine Oil & Gas LP / Vine Oil & Gas Finance			2018-RN5
Corp			3.82%, 04/28/2033(b),(o)		134	134
8.75%, 04/15/2023(b)	690	580	BCC Funding XIV LLC
9.75%, 04/15/2023(b)	640	548	6.00%, 04/21/2025(b)		250	248
YPF SA			Blackbird Capital Aircraft Lease Securitization
6.95%, 07/21/2027(b)	860	729	Ltd 2016-1
18.58%, 07/07/2020(b)	410	153	4.21%, 12/16/2041(b),(o)		226	228
Argentina Deposit Rates Badlar Private			5.68%, 12/16/2041(b),(o)		624	644
Banks ARS 30 to 35 Days + 4.00%			Bowman Park CLO Ltd
		$37,321	8.08%, 11/23/2025(b)		1,000	997
Oil & Gas Services - 0.09%			1.00 x 3 Month USD LIBOR + 5.40%
McDermott Technology Americas Inc /			CAM Mortgage Trust 2018-1
McDermott Technology US Inc			3.96%, 12/01/2065(b),(o)		74	75
10.63%, 05/01/2024(b)	2,631	2,256	CCG Receivables Trust 2018-1
Other Asset Backed Securities - 1.86%			3.42%, 06/16/2025(b)		100	99
AASET 2017-1 Trust			CLUB Credit Trust 2017-P1
3.97%, 05/16/2042(b)	218	215	2.42%, 09/15/2023(b)		68	68
AASET 2018-1 US Ltd			Coinstar Funding LLC Series 2017-1
5.44%, 01/16/2038(b)	230	232	5.22%, 04/25/2047(b)		714	719
Accelerated Assets 2018-1 LLC			Colony American Finance 2015-1 Ltd
4.51%, 12/02/2033(b)	213	212	5.65%, 10/15/2047(b)		550	555
Adams Outdoor Advertising LP			Colony American Finance 2016-1 Ltd
4.81%, 11/15/2048(b)	630	635	4.64%, 06/15/2048(b),(o)		260	261
AIM Aviation Finance Ltd			Colony Starwood Homes 2016-2 Trust
5.07%, 02/15/2040(b),(o)	899	891	5.66%, 12/17/2033(b)		268	269
AJAX Mortgage Loan Trust			1.00 x 1 Month USD LIBOR + 3.35%
3.47%, 04/25/2057(b),(o)	78	77	Diamond Resorts Owner Trust
Ajax Mortgage Loan Trust 2016-C			6.07%, 10/22/2029(b)		136	137
4.00%, 10/25/2057(b),(o)	218	217	Diamond Resorts Owner Trust 2018-1
Ajax Mortgage Loan Trust 2017-B			4.53%, 01/21/2031(b)		529	527
3.16%, 09/25/2056(b),(o)	339	331	Driven Brands Funding LLC
ALM VII R Ltd			4.74%, 04/20/2048(b)		169	169
9.58%, 10/15/2028(b)	2,000	2,013	Dryden 63 GBP CLO 2018 BV
1.00 x 3 Month USD LIBOR + 7.14%			3.82%, 10/15/2032(b)	GBP	2,060	2,621
American Homes 4 Rent 2014-SFR2 Trust			1.00 x 3 Month GBP LIBOR + 2.90%
5.15%, 10/17/2036(b)	280	291	5.42%, 10/15/2032(b)		750	953
6.23%, 10/17/2036(b)	695	752	1.00 x 3 Month GBP LIBOR + 4.50%
American Homes 4 Rent 2014-SFR3 Trust			Five Guys Funding LLC
6.42%, 12/17/2036(b)	900	984	4.60%, 07/25/2047(b)		$462	462
American Homes 4 Rent 2015-SFR1			GCA2014 Holdings Ltd - Class C
5.64%, 04/17/2052(b)	1,045	1,097	6.00%, 01/05/2030(b),(c),(f)		658	503
Apidos CLO XXII			GCA2014 Holdings Ltd - Class D
8.47%, 10/20/2027(b)	750	751	7.50%, 01/05/2030(b),(c),(f)		267	130
1.00 x 3 Month USD LIBOR + 6.00%			GCA2014 Holdings Ltd - Class E
Ascentium Equipment Receivables 2017-2 Trust			0.00%, 01/05/2030(a),(b),(c),(f)		1,030	—
2.87%, 08/10/2022(b)	80	79	GCAT 2017-2 LLC
Avery Point VII CLO Ltd			3.50%, 04/25/2047(b),(o)		138	137
9.04%, 01/15/2028(b)	1,400	1,403	GCAT 2018-1 LLC
1.00 x 3 Month USD LIBOR + 6.60%			3.84%, 06/25/2048(b),(o)		207	206
Bayview Opportunity Master Fund IIIa Trust			GCAT 2018-2 LLC
2017-RN8			4.09%, 06/26/2023(b),(o)		429	428
3.35%, 11/28/2032(b),(o)	156	155	Global Container Assets Ltd
Bayview Opportunity Master Fund IIIa Trust			4.50%, 02/05/2030(b)		296	282
2018-RN8			Harbour Aircraft Investments Ltd
4.07%, 09/28/2033(b),(o)	216	215	8.00%, 11/15/2037(c),(f)		1,226	1,237
Bayview Opportunity Master Fund IV Trust			Home Partners of America 2016-2 Trust
2018-RN2			6.08%, 10/17/2033(b)		245	245
3.60%, 02/25/2033(b),(o)	127	126	1.00 x 1 Month USD LIBOR + 3.78%
Bayview Opportunity Master Fund IVa Trust			7.00%, 10/17/2033(b)		415	415
2018-RN1			1.00 x 1 Month USD LIBOR + 4.70%
3.28%, 01/28/2033(b),(o)	116	116

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			Other Asset Backed Securities (continued)
Invitation Homes 2018-SFR1 Trust			Thunderbolt II Aircraft Lease Ltd
4.30%, 03/17/2037(b)	$470	$471	4.15%, 09/15/2038(b),(o)		$272	$270
1.00 x 1 Month USD LIBOR + 2.00%			Verizon Owner Trust 2017-3
Invitation Homes 2018-SFR2 Trust			2.57%, 04/20/2022(b)		955	955
4.31%, 06/17/2037(b)	835	837	1.00 x 1 Month USD LIBOR + 0.27%
1.00 x 1 Month USD LIBOR + 2.00%			Verizon Owner Trust 2018-1
Kabbage Asset Securitization LLC			2.56%, 09/20/2022(b)		520	520
8.00%, 03/15/2022(b)	653	665	1.00 x 1 Month USD LIBOR + 0.26%
Magnetite IX Ltd			VOLT LXI LLC
8.24%, 07/25/2026(b)	1,750	1,737	3.13%, 06/25/2047(b),(o)		217	215
1.00 x 3 Month USD LIBOR + 5.75%			VOLT LXVIII LLC
NYMT Residential 2016-RP1			4.34%, 07/27/2048(b),(o)		350	350
4.00%, 03/25/2021(b),(o)	27	27	VOLT LXX LLC
Oak Hill Advisors Residential Loan Trust			4.11%, 09/25/2048(b),(o)		361	360
2017-NPL2			VOLT LXXI LLC
3.00%, 07/25/2057(b),(o)	464	455	3.97%, 09/25/2048(b),(o)		226	226
Oak Hill Advisors Residential Loan Trust			VOLT LXXII LLC
2017-NPLA			4.21%, 10/26/2048(b),(o)		920	921
3.00%, 06/25/2057(b),(o)	200	195	WAVE 2017-1 Trust
Octagon Investment Partners XVI Ltd			5.68%, 11/15/2042(b)		282	288
8.09%, 07/17/2030(b)	500	498	Wingstop Funding 2018-1 LLC
1.00 x 3 Month USD LIBOR + 5.75%			4.97%, 12/05/2048(b)		155	156
OneMain Financial Issuance Trust 2015-1						$44,698
3.19%, 03/18/2026(b)	56	56	Packaging & Containers - 0.15%
OneMain Financial Issuance Trust 2015-2			BWAY Holding Co
5.64%, 07/18/2025(b)	625	629	5.50%, 04/15/2024(b)		2,416	2,313
OneMain Financial Issuance Trust 2015-3			Flex Acquisition Co Inc
4.16%, 11/20/2028(b)	790	796	7.88%, 07/15/2026(b)		1,457	1,370
OneMain Financial Issuance Trust 2016-2						$3,683
5.94%, 03/20/2028(b)	1,295	1,317	Pharmaceuticals - 0.17%
Planet Fitness Master Issuer LLC			CVS Health Corp
4.26%, 09/05/2048(b)	605	605	2.96%, 03/09/2020		1,385	1,386
PRPM 2017-2 LLC			3 Month USD LIBOR + 0.63%
3.47%, 09/25/2022(b),(o)	611	604	3.05%, 03/09/2021		1,385	1,383
5.00%, 09/25/2022(b),(o)	270	266	3 Month USD LIBOR + 0.72%
PRPM 2017-3 LLC			Pfizer Inc
3.47%, 11/25/2022(b),(o)	269	266	3.00%, 09/15/2021		1,315	1,312
5.00%, 11/25/2022(b),(o)	105	102				$4,081
PRPM 2018-1 LLC			Pipelines - 0.20%
5.00%, 04/25/2023(b),(o)	200	196	Southern Gas Corridor CJSC
RCO Mortgage LLC 2017-1			6.88%, 03/24/2026		4,272	4,467
3.38%, 08/25/2022(b),(o)	374	372	Transportadora de Gas del Sur SA
Rise Ltd			6.75%, 05/02/2025(b)		480	449
4.75%, 02/15/2039(o)	258	253				$4,916
RMAT 2018-NPL1 LP
4.09%, 05/25/2048(b),(o)	410	407	Real Estate - 0.19%
SCF Equipment Leasing 2018-1 LLC			Country Garden Holdings Co Ltd
4.21%, 04/20/2027(b)	795	797	5.13%, 01/17/2025		5,600	4,564
Shenton Aircraft Investment I Ltd			Regional Authority - 0.08%
4.75%, 10/15/2042(b)	436	440	Provincia de Buenos Aires/Argentina
S-Jets 2017-1 Ltd			6.50%, 02/15/2023(b)		545	457
3.97%, 08/15/2042(b)	885	879	52.56%, 04/12/2025(b)	ARS	11,045	252
Sofi Consumer Loan Program 2018-2 Trust			Argentina Deposit Rates Badlar Private
3.35%, 04/26/2027(b)	360	357	Banks ARS 30 to 35 Days + 3.75%
Sound Point Clo XV Ltd			49.22%, 05/31/2022		51,665	1,240
8.44%, 01/23/2029(b)	1,500	1,501	Argentina Deposit Rates Badlar Private
1.00 x 3 Month USD LIBOR + 5.96%			Banks ARS 30 to 35 Days + 3.83%
SpringCastle America Funding LLC						$1,949
3.05%, 04/25/2029(b)	147	145	Retail - 0.15%
Sprite 2017-1 Ltd			Alimentation Couche-Tard Inc
5.75%, 12/15/2037(b)	697	695	2.83%, 12/13/2019(b)		$690	690
Stanwich Mortgage Loan Trust Series 2018-NPB1			3 Month USD LIBOR + 0.50%
4.02%, 05/16/2023(b),(o)	604	600	Home Depot Inc/The
TAL Advantage V LLC			0.00%, 03/01/2022(a),(m)		1,020	1,020
3.55%, 11/20/2038(b)	263	259	3 Month USD LIBOR + 0.31%
Thunderbolt Aircraft Lease Ltd			Staples Inc
5.75%, 05/17/2032(b),(o)	210	216	8.50%, 09/15/2025(b)		2,270	2,009
						$3,719

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Software - 0.05%					Sovereign (continued)
Riverbed Technology Inc					Turkey Government International Bond
8.88%, 03/01/2023(b)			$1,573	$1,306	5.20%, 02/16/2026	EUR	2,300	$2,549
Sovereign - 8.97%					7.25%, 12/23/2023		$7,100	7,047
Argentina POM Politica Monetaria					7.50%, 11/07/2019		1,334	1,348
64.73%, 06/21/2020		ARS	6,725	183	Ukraine Government International Bond
Argentina Blended Historical Policy Rate					0.00%, 05/31/2040(a),(o)		11,095	6,184
+ 0.00%					7.75%, 09/01/2026		1,000	860
Argentina Treasury Bill					8.99%, 02/01/2024(b)		7,325	6,905
0.00%, 12/28/2018(a)			213,000	6,249	Zambia Government International Bond
Argentine Republic Government International					8.50%, 04/14/2024		7,475	5,568
Bond								$215,376
3.38%, 10/12/2020		CHF	5,463	5,133	Student Loan Asset Backed Securities - 0.08%
3.38%, 01/15/2023		EUR	532	500	SLM Private Credit Student Loan Trust 2003-A
3.88%, 01/15/2022			66	66	4.74%, 06/15/2032		239	239
5.00%, 01/15/2027			3,806	3,263	1.00 x US 28 Day Auction Rate + 0.00%
5.25%, 01/15/2028			3,004	2,568	SLM Private Credit Student Loan Trust 2003-B
5.63%, 01/26/2022			$6,425	5,683	4.75%, 03/15/2033		750	750
6.25%, 11/09/2047		EUR	1,310	1,092	1.00 x Mexico Treasury Auction Rate +
Costa Rica Government International Bond					0.00%
4.25%, 01/26/2023(q)			$1,207	1,077	4.75%, 03/15/2033		100	100
4.37%, 05/22/2019			10,075	9,899	1.00 x Mexico Treasury Auction Rate +
4.38%, 04/30/2025(q)			798	682	0.00%
7.00%, 04/04/2044(q)			8,937	7,770	SMB Private Education Loan Trust 2017-B
7.16%, 03/12/2045(q)			1,583	1,396	3.06%, 10/15/2035(b)		310	310
Dominican Republic International Bond					1.00 x 1 Month USD LIBOR + 0.75%
6.00%, 07/19/2028(b),(q)			1,507	1,475	SoFi Professional Loan Program 2014-B LLC
7.45%, 04/30/2044			716	727	3.57%, 08/25/2032(b)		24	25
Ecuador Government International Bond					1.00 x 1 Month USD LIBOR + 1.25%
7.88%, 01/23/2028			6,250	5,261	SoFi Professional Loan Program 2015-A LLC
El Salvador Government International Bond					3.51%, 03/25/2033(b)		152	153
7.38%, 12/01/2019			1,286	1,290	1.00 x 1 Month USD LIBOR + 1.20%
Hellenic Republic Treasury Bill					SoFi Professional Loan Program 2015-C LLC
0.00%, 02/01/2019(a)		EUR	5,484	6,199	3.58%, 08/25/2036(b)		69	68
0.00%, 03/01/2019(a)			4,656	5,255	Sofi Professional Loan Program 2016-A LLC
0.00%, 03/15/2019(a)			8,800	9,921	3.57%, 01/26/2038(b)		365	356
0.00%, 06/14/2019(a)			1,124	1,264				$2,001
Indonesia Treasury Bond					Supranational Bank - 0.40%
6.13%, 05/15/2028	IDR	157,125,000		9,722	Banque Ouest Africaine de Developpement
8.38%, 03/15/2024		91,000,000		6,487	5.00%, 07/27/2027(b)		2,475	2,321
Ivory Coast Government International Bond					5.00%, 07/27/2027		2,625	2,462
5.75%, 12/31/2032(o)			$8,880	7,845	European Investment Bank
Mexican Bonos					2.88%, 12/15/2021(q)		1,194	1,190
5.75%, 03/05/2026		MXN	134,150	5,435	2.88%, 08/15/2023(q)		2,097	2,083
Montenegro Government International Bond					3.13%, 12/14/2023		812	815
3.38%, 04/21/2025(b)		EUR	3,280	3,662	International Bank for Reconstruction &
5.75%, 03/10/2021			2,282	2,794	Development
Nigeria Government International Bond					3.00%, 09/27/2023(q)		796	799
6.50%, 11/28/2027			$5,875	5,121				$9,670
Peru Government Bond					Telecommunications - 1.65%
6.15%, 08/12/2032(b)		PEN	22,100	6,608	Avanti Communications Group PLC
Peruvian Government International Bond					9.00%, PIK 9.00%, 10/01/2022(b),(l),(o)		1,346	915
6.35%, 08/12/2028(b)			9,300	2,888	Bharti Airtel International Netherlands BV
6.35%, 08/12/2028			17,750	5,512	5.35%, 05/20/2024		6,555	6,358
Qatar Government International Bond					C&W Senior Financing DAC
5.10%, 04/23/2048			$9,100	9,224	7.50%, 10/15/2026(b)		4,200	4,061
Republic of South Africa Government Bond					Cisco Systems Inc
8.75%, 01/31/2044		ZAR	68,825	4,446	2.68%, 09/20/2019		1,420	1,422
8.75%, 02/28/2048			22,820	1,474	3 Month USD LIBOR + 0.34%
10.50%, 12/21/2026(q)			13,169	1,031	Frontier Communications Corp
Republic of South Africa Government					9.00%, 08/15/2031		2,092	1,219
International Bond					Goodman Networks Inc
6.88%, 05/27/2019(q)			$22,930	23,250	8.00%, 05/11/2022		2,310	1,155
Serbia International Bond					GTT Communications Inc
5.88%, 12/03/2018(b)			1,063	1,063	7.88%, 12/31/2024(b)		275	252
5.88%, 12/03/2018(q)			11,400	11,400	Intelsat Connect Finance SA
					9.50%, 02/15/2023(b)		2,000	1,870

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)				Energy - Alternate Sources - 0.00%
Intelsat Jackson Holdings SA				SunEdison Inc
8.50%, 10/15/2024(b)		$1,531	$1,516	0.00%, 10/01/2018(a),(e)		$400	$8
9.75%, 07/15/2025(b)		11,136	11,498	0.00%, 01/15/2020(a),(e)		1,425	29
MTN Mauritius Investments Ltd				0.00%, 01/01/2021(a),(e)		725	14
4.76%, 11/11/2024		7,350	6,600				$51
Oi SA				Engineering & Construction - 0.03%
10.00%, PIK 4.00%, 07/27/2025(l),(o)		1,852	1,875	KBR Inc
T-Mobile USA Inc				2.50%, 11/01/2023(b)		450	434
4.75%, 02/01/2028		927	859	Tutor Perini Corp
			$39,600	2.88%, 06/15/2021		265	254
Toys, Games & Hobbies - 0.05%							$688
Mattel Inc				Healthcare - Services - 0.41%
6.20%, 10/01/2040		1,516	1,190	Anthem Inc
Transportation - 0.06%				2.75%, 10/15/2042(d)		2,450	9,794
Navios Maritime Holdings Inc / Navios Maritime				Holding Companies - Diversified - 0.01%
Finance II US Inc				RWT Holdings Inc
11.25%, 08/15/2022(b)		1,848	1,460	5.63%, 11/15/2019		185	187
TOTAL BONDS			$694,285	Insurance - 0.01%
	Principal			AXA SA
CONVERTIBLE BONDS - 3.18%	Amount (000's) Value (000's)			7.25%, 05/15/2021(b)		300	301
Banks - 0.01%				Internet - 0.15%
Deutsche Bank AG/London				Booking Holdings Inc
1.00%, 05/01/2023		175	158	0.35%, 06/15/2020		150	218
Hope Bancorp Inc				FireEye Inc
2.00%, 05/15/2038(b)		200	178	0.88%, 06/01/2024(b)		100	111
			$336	MercadoLibre Inc
Biotechnology - 0.08%				2.00%, 08/15/2028(b)		700	702
Acorda Therapeutics Inc				Palo Alto Networks Inc
1.75%, 06/15/2021		275	233	0.75%, 07/01/2023(b)		600	572
AMAG Pharmaceuticals Inc				Twitter Inc
3.25%, 06/01/2022		200	194	0.25%, 06/15/2024(b)		775	698
BioMarin Pharmaceutical Inc				Wayfair Inc
0.60%, 08/01/2024		455	478	1.13%, 11/01/2024(b)		775	858
Innoviva Inc				Zillow Group Inc
2.13%, 01/15/2023		200	221	1.50%, 07/01/2023		475	420
Intrexon Corp							$3,579
3.50%, 07/01/2023		200	167	Investment Companies - 0.52%
Ionis Pharmaceuticals Inc				Aabar Investments PJSC
1.00%, 11/15/2021		325	360	0.50%, 03/27/2020	EUR	5,200	5,484
Omeros Corp				1.00%, 03/27/2022		7,200	6,822
6.25%, 11/15/2023(b)		200	192	Prospect Capital Corp
			$1,845	4.95%, 07/15/2022		$275	265
Coal - 0.00%							$12,571
Alpha Natural Resources Inc				Iron & Steel - 0.01%
0.00%, 12/15/2020(a),(c),(f)		100	—	Allegheny Technologies Inc
Commercial Services - 0.04%				4.75%, 07/01/2022		125	244
Element Fleet Management Corp				Cleveland-Cliffs Inc
5.13%, 06/30/2019(b)	CAD	725	543	1.50%, 01/15/2025		100	127
FTI Consulting Inc							$371
2.00%, 08/15/2023(b)		$150	144	Media - 0.34%
Square Inc				DISH Network Corp
0.50%, 05/15/2023(b)		300	345	2.38%, 03/15/2024		940	781
			$1,032	3.38%, 08/15/2026		7,664	6,728
Computers - 0.01%				Gannett Co Inc
Pure Storage Inc				4.75%, 04/15/2024(b)		200	211
0.13%, 04/15/2023(b)		175	173	Liberty Media Corp
Diversified Financial Services - 0.00%				2.25%, 09/30/2046		115	59
PRA Group Inc				2.25%, 12/01/2048(b),(m)		300	311
3.50%, 06/01/2023		50	46				$8,090
Electronics - 0.03%				Mining - 0.00%
TTM Technologies Inc				Endeavour Mining Corp
1.75%, 12/15/2020(d)		550	740	3.00%, 02/15/2023(b)		50	43
				Oil & Gas - 0.07%
				Chesapeake Energy Corp
				5.50%, 09/15/2026		1,395	1,207
				Cobalt International Energy Inc
				0.00%, 12/01/2019(a)		1,448	—

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)		CONVERTIBLE BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Software (continued)
Nabors Industries Inc			Splunk Inc
0.75%, 01/15/2024	$395	$263	0.50%, 09/15/2023(b)	$575	$576
SM Energy Co			1.13%, 09/15/2025(b)	575	574
1.50%, 07/01/2021	90	88	Verint Systems Inc
Whiting Petroleum Corp			1.50%, 06/01/2021	345	341
1.25%, 04/01/2020	200	189			$2,307
		$1,747	Telecommunications - 0.39%
Oil & Gas Services - 0.01%			CalAmp Corp
Weatherford International Ltd			2.00%, 08/01/2025(b)	275	237
5.88%, 07/01/2021	300	212	Finisar Corp
Pharmaceuticals - 0.05%			0.50%, 12/15/2036	770	740
Clovis Oncology Inc			Gogo Inc
1.25%, 05/01/2025	25	16	6.00%, 05/15/2022(b)	1,604	1,523
DexCom Inc			Infinera Corp
0.75%, 12/01/2023(b)	525	547	2.13%, 09/01/2024	250	191
Flexion Therapeutics Inc			Inmarsat PLC
3.38%, 05/01/2024	165	152	3.88%, 09/09/2023	5,800	6,256
Herbalife Nutrition Ltd			Intelsat SA
2.00%, 08/15/2019	250	336	4.50%, 06/15/2025(b)	340	555
2.63%, 03/15/2024(b)	125	137			$9,502
Ironwood Pharmaceuticals Inc			Transportation - 0.02%
2.25%, 06/15/2022	50	54	Atlas Air Worldwide Holdings Inc
Tilray Inc			1.88%, 06/01/2024	150	161
5.00%, 10/01/2023(b)	75	63	Ship Finance International Ltd
		$1,305	5.75%, 10/15/2021	275	268
REITs - 0.07%					$429
Apollo Commercial Real Estate Finance Inc			Trucking & Leasing - 0.01%
4.75%, 08/23/2022	125	121	Greenbrier Cos Inc/The
5.38%, 10/15/2023	225	220	2.88%, 02/01/2024	140	148
Blackstone Mortgage Trust Inc			TOTAL CONVERTIBLE BONDS		$76,487
4.38%, 05/05/2022	75	75		Principal
4.75%, 03/15/2023	200	200	MUNICIPAL BONDS - 0.03%	Amount (000's) Value (000's)
iStar Inc			Massachusetts - 0.03%
3.13%, 09/15/2022	720	681	Massachusetts Educational Financing Authority
Redwood Trust Inc			3.85%, 05/25/2033	$700	$691
4.75%, 08/15/2023	125	118	TOTAL MUNICIPAL BONDS		$691
5.63%, 07/15/2024	200	196	SENIOR FLOATING RATE INTERESTS	Principal
		$1,611	- 6.36%	Amount (000's) Value (000's)
Retail - 0.02%			Advertising - 0.02%
RH			Imagine! Print Solutions Inc
0.00%, 07/15/2020(a)	125	143	11.10%, 06/21/2023(r)	$427	$376
0.00%, 06/15/2023(a),(b)	375	331	US LIBOR + 8.75%
		$474	Lamar Media Corp
Semiconductors - 0.79%			4.12%, 03/14/2025(r)	124	123
Cree Inc			US LIBOR + 1.75%
0.88%, 09/01/2023(b)	350	344			$499
Intel Corp			Aerospace & Defense - 0.03%
3.25%, 08/01/2039	3,501	8,407	TransDigm Inc
Microchip Technology Inc			4.80%, 08/22/2024(r)	188	182
2.25%, 02/15/2037	708	724	US LIBOR + 2.50%
Novellus Systems Inc			4.84%, 06/09/2023(r)	481	469
2.63%, 05/15/2041	1,900	8,970	US LIBOR + 2.50%
Rovi Corp			4.84%, 05/30/2025(r)	108	106
0.50%, 03/01/2020	150	142	US LIBOR + 2.50%
Teradyne Inc					$757
1.25%, 12/15/2023	250	318	Apparel - 0.01%
		$18,905	Hanesbrands Inc
Software - 0.10%			4.05%, 12/15/2024(r)	253	253
Atlassian Inc			US LIBOR + 1.75%
0.63%, 05/01/2023(b)	250	307	Automobile Manufacturers - 0.03%
Citrix Systems Inc			EnTrans International LLC
0.50%, 04/15/2019	50	75	8.34%, 11/02/2024(r)	797	789
Five9 Inc			US LIBOR + 6.00%
0.13%, 05/01/2023(b)	50	60	Automobile Parts & Equipment - 0.20%
MongoDB Inc			Altra Industrial Motion Corp
0.75%, 06/15/2024(b)	275	374	4.34%, 09/26/2025(r)	165	163
			US LIBOR + 2.00%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)			Commercial Services (continued)
GC EOS Buyer Inc			ASGN Inc
6.81%, 06/27/2025(r)	$465	$464	4.30%, 02/21/2025(r)	$129	$128
US LIBOR + 4.00%			US LIBOR + 2.00%
6.81%, 06/27/2025(r)	2,000	1,998	Camelot Finance LP
US LIBOR + 4.00%			5.59%, 10/03/2023(r)	294	290
Superior Industries International Inc			US LIBOR + 3.25%
6.34%, 03/22/2024(r)	1,481	1,429	Cenveo Corp
US LIBOR + 4.50%			11.32%, 06/07/2023(r)	811	783
Truck Hero Inc			Global Payments Inc
6.07%, 05/16/2024(r)	637	625	4.09%, 10/10/2025(r)	318	315
US LIBOR + 3.75%			US LIBOR + 1.75%
		$4,679	Northriver Midstream Finance LP
Building Materials - 0.24%			5.65%, 09/26/2025(r)	565	558
Airxcel Inc			US LIBOR + 3.25%
11.09%, 04/27/2026(r)	567	539	PSC Industrial Outsourcing LP
US LIBOR + 8.75%			10.81%, 10/13/2025(r)	980	970
American Bath Group LLC			US LIBOR + 8.50%
6.64%, 09/30/2023(r)	3,360	3,292	Refinitiv US Holdings Inc
US LIBOR + 4.25%			6.06%, 09/18/2025(r)	3,937	3,831
JELD-WEN Inc			US LIBOR + 3.75%
0.00%, 12/14/2024(r),(s)	625	619	Trans Union LLC
US LIBOR + 2.00%			4.30%, 06/12/2025(r)	180	178
Quikrete Holdings Inc			US LIBOR + 2.00%
5.09%, 11/03/2023(r)	809	791	United Rentals North America Inc
US LIBOR + 2.75%			4.05%, 10/03/2025(r)	375	374
Summit Materials LLC			US LIBOR + 1.75%
4.30%, 11/21/2024(r)	620	607			$9,831
US LIBOR + 2.00%			Computers - 0.20%
		$5,848	24-7 Intouch Inc
Chemicals - 0.21%			6.56%, 08/20/2025(r)	433	418
Addivant USA Holdings Corp			US LIBOR + 4.25%
7.19%, 08/17/2025(r)	649	638	Dell International LLC
Axalta Coating Systems US Holdings Inc			4.06%, 09/07/2021(r)	675	669
4.14%, 06/21/2024(r)	429	422	US LIBOR + 1.75%
US LIBOR + 1.75%			McAfee LLC
Consolidated Energy Finance SA			10.85%, 09/29/2025(r)	1,833	1,846
4.82%, 05/07/2025(r)	823	811	US LIBOR + 8.50%
US LIBOR + 2.50%			10.82%, 09/29/2025(r)	1,080	1,087
GrafTech Finance Inc			US LIBOR + 8.50%
5.80%, 02/12/2025(r)	539	532	NeuStar Inc
US LIBOR + 3.50%			5.83%, 08/08/2024(r)	322	317
Messer Industries USA Inc			US LIBOR + 3.50%
0.00%, 10/01/2025(r),(s)	255	251	Science Applications International Corp
US LIBOR + 2.50%			4.05%, 11/05/2025(r)	530	526
Plaskolite Inc			US LIBOR + 1.75%
5.80%, 11/03/2022(r)	363	361			$4,863
US LIBOR + 3.50%			Consumer Products - 0.03%
Polymer Additives Inc			Diamond BC BV
8.35%, 07/25/2025(r)	1,029	977	5.53%, 07/25/2024(r)	645	626
Vantage Specialty Chemicals Inc			US LIBOR + 3.00%
10.78%, 10/27/2025(r)	659	659	Cosmetics & Personal Care - 0.03%
US LIBOR + 8.25%			Coty Inc
WR Grace & Co-Conn			4.57%, 04/07/2025(r)	688	643
4.14%, 04/03/2025(r)	163	162	US LIBOR + 2.25%
US LIBOR + 1.75%			Distribution & Wholesale - 0.03%
4.14%, 04/03/2025(r)	280	277	American Builders & Contractors Supply Co Inc
US LIBOR + 1.75%			4.30%, 10/31/2023(r)	677	659
		$5,090	US LIBOR + 2.00%
Coal - 0.19%			Diversified Financial Services - 0.04%
Sandy Creek Energy Associates LP			Ocwen Loan Servicing LLC
6.39%, 11/08/2020(r)	5,140	4,512	7.32%, 12/07/2020(r)	898	896
US LIBOR + 4.00%			US LIBOR + 5.00%
Commercial Services - 0.41%			Electric - 0.11%
APX Group Inc			AES Corp/VA
7.49%, 02/02/2024(r)	1,441	1,419	4.84%, 05/31/2022(r)	961	957
US LIBOR + 5.00%			US LIBOR + 1.75%
7.49%, 02/02/2024(r)	1,000	985
US LIBOR + 5.00%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Electric (continued)			Home Furnishings - 0.02%
Star West Generation LLC			TGP Holdings III LLC
7.10%, 03/13/2020(r)	$1,126	$1,095	10.89%, 09/25/2025(r)	$516	$507
US LIBOR + 4.75%			US LIBOR + 8.50%
Vistra Operations Co LLC			Insurance - 0.34%
4.31%, 12/31/2025(r)	639	629	AIS Holdco LLC
US LIBOR + 2.00%			7.35%, 08/15/2025(r)	340	337
		$2,681	US LIBOR + 5.00%
Engineering & Construction - 0.09%			Amynta Agency Borrower Inc
Engility Corp			10.84%, 03/02/2026(r)	1,074	1,063
5.05%, 08/14/2023(r)	230	229	US LIBOR + 8.50%
US LIBOR + 2.75%			Confie Seguros Holding II Co
Hamilton Holdco LLC			7.96%, 04/19/2022(r)	3,110	3,098
4.40%, 06/02/2025(r)	671	665	US LIBOR + 5.25%
US LIBOR + 2.00%			10.81%, 10/31/2025(r)	1,201	1,187
Qualtek USA LLC			US LIBOR + 8.50%
8.28%, 07/18/2025(r)	1,251	1,229	Hyperion Insurance Group Ltd
US LIBOR + 5.75%			5.81%, 12/20/2024(r)	92	91
		$2,123	US LIBOR + 3.50%
Entertainment - 0.02%			Newport Group Holdings II Inc
Allen Media LLC			6.06%, 08/08/2025(r)	892	883
9.21%, 09/22/2023(r)	526	511	US LIBOR + 3.75%
US LIBOR + 6.50%			Sedgwick Claims Management Services Inc
Environmental Control - 0.01%			5.05%, 02/11/2021(r)	676	669
Concrete Pumping Merger Sub Inc			US LIBOR + 2.75%
0.00%, 11/14/2025(r),(s)	97	94	USI Inc/NY
GFL Environmental Inc			5.39%, 05/16/2024(r)	752	732
5.40%, 05/09/2025(r)	238	231	US LIBOR + 3.00%
US LIBOR + 2.75%					$8,060
6.91%, 05/30/2025(r)	30	29	Internet - 0.14%
US LIBOR + 2.75%			Rodan & Fields LLC
		$354	6.31%, 06/06/2025(r)	624	571
Food - 0.23%			Uber Technologies Inc
Give & Go Prepared Foods Corp			5.81%, 07/13/2023(r)	978	963
6.64%, 07/29/2023(r)	1,599	1,420	US LIBOR + 3.50%
US LIBOR + 4.25%			Web.com Group Inc
H-Food Holdings LLC			10.17%, 09/17/2026(r)	1,881	1,862
6.32%, 05/23/2025(r)	180	178	US LIBOR + 7.75%
US LIBOR + 4.00%					$3,396
JBS USA LUX SA			Investment Companies - 0.14%
4.84%, 10/30/2022(r)	889	876	TKC Holdings Inc
US LIBOR + 2.50%			10.35%, 01/31/2024(r)	3,337	3,308
Post Holdings Inc			US LIBOR + 8.00%
4.32%, 05/17/2024(r)	406	403	Iron & Steel - 0.08%
US LIBOR + 2.00%			Can Am Construction Inc/Canada
United Natural Foods Inc			7.39%, 07/01/2024(r)	1,975	1,965
6.59%, 10/18/2025(r)	3,000	2,734	US LIBOR + 5.00%
		$5,611	Leisure Products & Services - 0.03%
Food Service - 0.03%			Recess Holdings Inc
Aramark Services Inc			10.12%, 09/29/2025(r)	790	766
4.05%, 03/11/2025(r)	619	614	US LIBOR + 7.75%
US LIBOR + 1.75%			Lodging - 0.01%
Healthcare - Products - 0.05%			Wyndham Hotels & Resorts Inc
LifeScan Global Corp			4.09%, 05/30/2025(r)	190	188
8.40%, 10/01/2024(r)	1,288	1,234	US LIBOR + 1.75%
US LIBOR + 6.00%			Machinery - Construction & Mining - 0.05%
Healthcare - Services - 0.21%			Brookfield WEC Holdings Inc
Air Methods Corp			6.05%, 08/01/2025(r)	1,184	1,180
5.89%, 04/12/2024(r)	1,007	856	US LIBOR + 3.75%
US LIBOR + 3.50%			Media - 0.47%
RegionalCare Hospital Partners Holdings Inc			CBS Radio Inc
7.13%, 11/14/2025(r)	4,126	4,052	5.07%, 11/17/2024(r)	678	673
US LIBOR + 4.50%			US LIBOR + 2.75%
Universal Health Services Inc			Charter Communications Operating LLC
4.05%, 10/24/2025(r)	160	160	0.00%, 04/13/2025(r),(s)	370	366
US LIBOR + 1.75%			US LIBOR + 2.00%
		$5,068

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)			(continued)	Amount (000’s) Value (000’s)
Media (continued)				Pharmaceuticals - 0.04%
CSC Holdings LLC				Change Healthcare Holdings LLC
0.00%, 01/10/2026(r),(s)		$302	$297	5.09%, 03/01/2024(r)	$459	$453
US LIBOR + 2.25%				US LIBOR + 2.75%
4.56%, 07/17/2025(r)		678	666	Grifols Worldwide Operations USA Inc
US LIBOR + 2.25%				0.00%, 01/31/2025(r),(s)	250	248
iHeartCommunications Inc				US LIBOR + 2.25%
0.00%, 01/22/2019(a),(r)		4,263	3,027	Valeant Pharmaceuticals International
US LIBOR + 6.75%				4.97%, 11/14/2025(r)	380	374
Meredith Corp				US LIBOR + 2.75%
0.00%, 01/31/2025(r),(s)		618	614			$1,075
US LIBOR + 2.75%				Pipelines - 0.35%
Mission Broadcasting Inc				BCP Raptor LLC
4.57%, 01/17/2024(r)		276	272	6.64%, 06/22/2024(r)	645	621
US LIBOR + 2.25%				US LIBOR + 4.25%
Nexstar Broadcasting Inc				Southcross Energy Partners LP
4.57%, 01/17/2024(r)		1,591	1,572	6.64%, 08/04/2021(r)	8,640	7,722
US LIBOR + 2.25%				US LIBOR + 4.25%
Sequel Merger Sub II LLC						$8,343
7.14%, 06/28/2025(r)		516	488	Real Estate - 0.09%
Unitymedia Finance LLC				DTZ US Borrower LLC
4.31%, 06/01/2023(r)		230	228	5.59%, 08/15/2025(r)	722	711
US LIBOR + 2.00%				US LIBOR + 3.25%
4.56%, 09/30/2025(r)		999	988	Toys R Us Property Co I LLC
US LIBOR + 2.25%				0.00%, 08/21/2019(a),(r)	1,646	1,432
UPC Financing Partnership				US LIBOR + 5.00%
4.81%, 01/15/2026(r)		313	309			$2,143
US LIBOR + 2.50%				REITs - 0.03%
Virgin Media Bristol LLC				Iron Mountain Inc
4.81%, 01/15/2026(r)		795	784	4.05%, 01/02/2026(r)	692	677
US LIBOR + 2.50%				US LIBOR + 1.75%
Ziggo Secured Finance Partnership
4.81%, 04/15/2025(r)		963	939	Retail - 0.39%
US LIBOR + 2.50%				1011778 BC ULC
			$11,223	4.58%, 02/16/2024(r)	818	801
				US LIBOR + 2.25%
Metal Fabrication & Hardware - 0.10%				David's Bridal Inc
Eco-Bat Technologies Ltd				6.32%, 10/11/2019(r)	1,738	1,060
12.00%, PIK 12.00%, 03/31/2022(l),(o),(r)	EUR	6,350	2,480	US LIBOR + 4.00%
Mining - 0.07%				9.81%, 05/18/2019(c),(r)	257	257
Aleris International Inc				Del Frisco's Restaurant Group Inc
7.10%, 02/08/2023(r)		$1,041	1,047	8.31%, 06/27/2025(r)	513	487
US LIBOR + 4.75%				US LIBOR + 6.00%
US Silica Co				EG America LLC
6.31%, 04/25/2025(r)		692	613	6.39%, 02/07/2025(r)	1,358	1,341
US LIBOR + 4.00%				US LIBOR + 4.00%
			$1,660	GOBP Holdings Inc
Miscellaneous Manufacturers - 0.12%				9.59%, 10/22/2026(r)	450	448
4L Technologies Inc/NV				Harbor Freight Tools USA Inc
6.85%, 05/08/2020(r)		2,851	2,759	4.80%, 08/18/2023(r)	270	261
US LIBOR + 4.50%				US LIBOR + 2.50%
Oil & Gas - 0.24%				IRB Holding Corp
California Resources Corp				0.00%, 01/17/2025(r),(s)	165	163
7.07%, 11/14/2022(r)		184	185	US LIBOR + 3.25%
US LIBOR + 4.75%				J Crew Group Inc
Gavilan Resources LLC				5.58%, 03/05/2021(r)	1,324	1,107
8.31%, 03/01/2024(r)		680	576	US LIBOR + 3.22%
US LIBOR + 6.00%				JC Penney Corp Inc
Seadrill Operating LP				6.96%, 06/23/2023(r)	2,904	2,521
8.39%, 02/12/2021(r)		5,917	5,055	US LIBOR + 4.25%
US LIBOR + 6.00%				6.96%, 06/23/2023(r)	70	60
			$5,816	US LIBOR + 4.25%
Packaging & Containers - 0.03%				PF Chang's China Bistro Inc
BWAY Holding Co				7.67%, 08/18/2022(r)	957	938
5.66%, 04/03/2024(r)		706	686	US LIBOR + 5.00%
US LIBOR + 3.25%						$9,444
				Semiconductors - 0.01%
				Microchip Technology Inc
				4.34%, 05/29/2025(r)	317	313
				US LIBOR + 2.00%

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Software - 0.46%			Telecommunications (continued)
Almonde Inc			Securus Technologies Holdings Inc
9.64%, 04/28/2025(r)	$1,000	$953	6.84%, 11/01/2024(r)	$1,483	$1,459
US LIBOR + 7.25%			10.59%, 11/01/2025(r)	1,866	1,843
Cengage Learning Inc			Sprint Communications Inc
6.56%, 06/07/2023(r)	2,099	1,871	4.87%, 02/02/2024(r)	665	655
US LIBOR + 4.25%			US LIBOR + 2.50%
Cvent Inc			Telenet Financing USD LLC
6.09%, 11/29/2024(r)	977	971	4.56%, 08/15/2026(r)	379	372
US LIBOR + 3.75%			US LIBOR + 2.25%
Donnelley Financial Solutions Inc			US TelePacific Corp
5.22%, 09/29/2023(r)	81	81	7.39%, 05/02/2023(r)	1,696	1,635
US LIBOR + 3.00%			US LIBOR + 5.00%
Evergreen Skills Lux Sarl					$14,204
10.59%, 04/28/2022(r)	2,000	1,536	Textiles - 0.05%
US LIBOR + 8.25%			ASP Unifrax Holdings Inc
First Data Corp			0.00%, 11/05/2025(r),(s)	660	653
4.32%, 07/08/2022(r)	725	714	0.00%, 11/05/2026(r),(s)	659	633
US LIBOR + 2.00%					$1,286
IQVIA Inc			Transportation - 0.09%
4.14%, 06/11/2025(r)	668	660	Gruden Acquisition Inc
US LIBOR + 1.75%			7.89%, 08/18/2022(r)	959	957
4.39%, 01/17/2025(r)	262	259	US LIBOR + 5.50%
US LIBOR + 2.00%			Navios Maritime Partners LP
MA FinanceCo LLC			7.34%, 09/14/2020(r)	1,190	1,182
4.84%, 06/21/2024(r)	88	86	US LIBOR + 5.00%
US LIBOR + 2.50%					$2,139
Mitchell International Inc			TOTAL SENIOR FLOATING RATE INTERESTS		$152,706
5.59%, 11/20/2024(r)	872	858	U.S. GOVERNMENT & GOVERNMENT	Principal
US LIBOR + 3.25%			AGENCY OBLIGATIONS - 11.42%	Amount (000's) Value (000's)
Rackspace Hosting Inc			Federal National Mortgage Association (FNMA) - 1.97%
5.58%, 11/03/2023(r)	144	132	4.00%, 12/01/2042(t)	$9,932	$9,987
US LIBOR + 3.00%			5.00%, 12/01/2041(t)	35,721	37,369
Seattle SpinCo Inc					$47,356
4.84%, 06/21/2024(r)	593	580
US LIBOR + 2.50%			U.S. Treasury - 7.65%
SS&C European Holdings Sarl			1.13%, 02/28/2021(q)	8,063	7,767
4.65%, 02/28/2025(r)	67	66	1.13%, 08/31/2021(q)	15,700	14,997
US LIBOR + 2.25%			1.38%, 02/29/2020(q)	11,339	11,144
SS&C Technologies Inc			1.38%, 05/31/2020(q)	7,425	7,269
4.55%, 04/16/2025(r)	477	464	1.63%, 03/31/2019(q)	14,385	14,342
US LIBOR + 2.25%			1.75%, 11/30/2019(q)	14,200	14,060
4.60%, 02/28/2025(r)	177	172	2.00%, 04/30/2024(q)	7,158	6,842
US LIBOR + 2.25%			2.13%, 02/29/2024(q)	5,163	4,974
SuperMoose Borrower LLC			2.13%, 03/31/2024(q)	7,250	6,980
6.05%, 08/15/2025(r)	601	594	2.25%, 12/31/2023(q)	13,206	12,817
US LIBOR + 3.75%			2.38%, 08/15/2024(q)	3,346	3,254
Vero Parent Inc			2.50%, 05/31/2020(q)	12,007	11,952
6.84%, 08/16/2024(r)	951	950	2.50%, 05/15/2024(q)	7,251	7,109
US LIBOR + 4.50%			2.63%, 05/15/2021(q)	1,119	1,114
		$10,947	2.75%, 11/30/2020	15,200	15,183
			2.75%, 08/31/2025(q)	20,704	20,482
Telecommunications - 0.59%			2.88%, 11/30/2023	6,282	6,293
Global Tel*Link Corp			3.00%, 10/31/2025(q)	5,769	5,797
11.28%, 11/23/2020(r)	2,933	2,933	3.00%, 02/15/2047	773	729
US LIBOR + 8.25%			3.13%, 11/15/2028(q)	10,555	10,656
Global Telecom Link					$183,761
0.00%, 11/20/2025(r),(s)	317	315
GTT Communications Inc			U.S. Treasury Bill - 1.77%
4.81%, 04/25/2025(r)	1	1	2.12%, 12/06/2018(u),(v)	850	850
US LIBOR + 2.75%			2.12%, 12/20/2018(d),(u)	13,000	12,987
Intelsat Jackson Holdings SA			2.14%, 01/24/2019(q),(u)	20,960	20,892
6.07%, 11/27/2023(r)	3,616	3,590	2.16%, 12/27/2018(u)	1,150	1,148
US LIBOR + 3.75%			2.20%, 02/14/2019(u)	1,455	1,448
MLN US Holdco LLC			2.30%, 06/20/2019(u)	1,375	1,356
0.00%, 07/11/2025(r),(s)	743	742	2.34%, 07/18/2019(u)	1,375	1,353
US LIBOR + 4.50%			2.36%, 08/15/2019(u)	1,285	1,262
Plantronics Inc			2.56%, 10/10/2019(u)	1,290	1,261
4.83%, 06/02/2025(r)	671	659			$42,557
US LIBOR + 2.50%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Maturity
AGENCY OBLIGATIONS (continued)	Amount (000’s) )	Value (000’s	REPURCHASE AGREEMENTS (continued)	Amount (000’s)	Value (000’s)
U.S. Treasury Inflation-Indexed Obligations - 0.03%			Banks (continued)
1.00%, 02/15/2048(q)	$736	$688	Merrill Lynch Repurchase Agreement on	$405	$405
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			securities sold short; 2.21% dated 11/30/2018
OBLIGATIONS		$274,362	maturing 12/03/2018 (collateralized by United
	Maturity		States Treasury Note/Bond; $405,373; 2.88%;
REPURCHASE AGREEMENTS - 6.66%	Amount (000's)	Value (000's)	dated 10/31/23)
Banks - 6.66%			Merrill Lynch Repurchase Agreement on	3,557	3,557
Barclays Repurchase Agreement on securities sold	$7,338	$7,330	securities sold short; 2.22% dated 11/30/2018
short; 1.50% dated 11/02/2018 (collateralized			maturing 12/03/2018 (collateralized by United
by Comision Federal de Electricidad;			States Treasury Note/Bond; $3,559,521;
$7,044,997 ; 6.13%; dated 06/16/45)(w)			1.38%; dated 09/15/20)
Merrill Lynch Repurchase Agreement on	3,211	3,202	Merrill Lynch Repurchase Agreement on	26,920	26,918
securities sold short; 1.60% dated 09/25/2018			securities sold short; 2.27% dated 11/30/2018
(collateralized by Republic of South Africa			maturing 12/03/2018 (collateralized by United
Government International Bond; $3,075,313;			States Treasury Note/Bond; $26,939,134;
4.85%; dated 09/27/27)(w)			2.88%; dated 10/31/20)
Merrill Lynch Repurchase Agreement on	4,709	4,705	Merrill Lynch Repurchase Agreement on	7,902	7,901
securities sold short; 1.61% dated 11/09/2018			securities sold short; 2.28% dated 11/30/2018
(collateralized by Mexico Government			maturing 12/03/2018 (collateralized by United
International Bond; $4,747,186; 4.15%; dated			States Treasury Note/Bond; $7,903,054;
03/28/27)(w)			1.50%; dated 08/15/20)
Merrill Lynch Repurchase Agreement on	3,004	2,995	Merrill Lynch Repurchase Agreement on	12,440	12,439
securities sold short; 1.75% dated 09/25/2018			securities sold short; 2.30% dated 11/30/2018
(collateralized by Republic of South Africa			maturing 12/03/2018 (collateralized by United
Government International Bond; $2,876,906;			States Treasury Note/Bond; $12,456,143;
4.85%; dated 09/27/27)(w)			2.63%; dated 02/28/23)
Merrill Lynch Repurchase Agreement on	1,232	1,228	Merrill Lynch Repurchase Agreement on	13,729	13,728
securities sold short; 1.75% dated 09/25/2018			securities sold short; 2.30% dated 11/30/2018
(collateralized by Mexico Government			maturing 12/03/2018 (collateralized by United
International Bond; $1,211,151; 4.13%; dated			States Treasury Note/Bond; $13,780,108;
01/21/26)(w)			2.38%; dated 05/15/27)
Merrill Lynch Repurchase Agreement on	1,297	1,296	Merrill Lynch Repurchase Agreement on	7,953	7,952
securities sold short; 1.75% dated 11/09/2018			securities sold short; 2.30% dated 11/30/2018
(collateralized by Mexico Government			maturing 12/03/2018 (collateralized by United
International Bond; $1,295,895; 5.55%; dated			States Treasury Note/Bond; $7,972,631;
01/21/45)(w)			2.88%; dated 04/30/25)
Merrill Lynch Repurchase Agreement on	2,125	2,118	Merrill Lynch Repurchase Agreement on	879	879
securities sold short; 1.90% dated 09/25/2018			securities sold short; 2.30% dated 11/30/2018
(collateralized by Republic of South Africa			maturing 12/03/2018 (collateralized by United
Government International Bond; $2,066,964;			States Treasury Note/Bond; $880,212; 2.75%;
5.88%; dated 06/22/30)(w)			dated 09/15/21)
Merrill Lynch Repurchase Agreement on	960	957	Merrill Lynch Repurchase Agreement on	2,486	2,486
securities sold short; 1.90% dated 09/25/2018			securities sold short; 2.30% dated 11/30/2018
(collateralized by Republic of South Africa			maturing 12/03/2018 (collateralized by United
Government International Bond; $920,210;			States Treasury Note/Bond; $2,493,400;
4.30%; dated 10/12/28)(w)			1.88%; dated 08/31/24)
Merrill Lynch Repurchase Agreement on	544	542	Merrill Lynch Repurchase Agreement on	839	839
securities sold short; 1.95% dated 09/25/2018			securities sold short; 2.30% dated 11/30/2018
(collateralized by Mexico Government			maturing 12/03/2018 (collateralized by United
International Bond; $534,623; 3.75%; dated			States Treasury Note/Bond; $840,714; 2.88%;
01/11/28)(w)			dated 09/30/23)
Merrill Lynch Repurchase Agreement on	1,314	1,310	Merrill Lynch Repurchase Agreement on	2,821	2,821
securities sold short; 1.95% dated 09/25/2018			securities sold short; 2.30% dated 11/30/2018
(collateralized by Mexico Government			maturing 12/03/2018 (collateralized by United
International Bond; $1,291,927; 3.75%; dated			States Treasury Note/Bond; $2,830,462;
01/11/28)(w)			3.00%; dated 09/30/25)
Merrill Lynch Repurchase Agreement on	959	955	Merrill Lynch Repurchase Agreement on	15,688	15,687
securities sold short; 2.00% dated 09/25/2018			securities sold short; 2.30% dated 11/30/2018
(collateralized by Mexico Government			maturing 12/03/2018 (collateralized by United
International Bond; $942,402; 3.75%; dated			States Treasury Note/Bond; $15,704,512;
01/11/28)(w)			1.25%; dated 03/31/21)
Merrill Lynch Repurchase Agreement on	32,188	32,186	Merrill Lynch Repurchase Agreement on	5,518	5,517
securities sold short; 2.21% dated 11/30/2018			securities sold short; 2.30% dated 11/30/2018
maturing 12/03/2018 (collateralized by United			maturing 12/03/2018 (collateralized by United
States Treasury Note/Bond; $32,255,281;			States Treasury Note/Bond; $5,529,470;
2.88%; dated 10/31/23)			2.75%; dated 11/15/23)
$159,953
			TOTAL REPURCHASE AGREEMENTS		$159,953
			TOTAL PURCHASED OPTIONS - 0.24%		$5,860

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Maturity	(o)	Certain variable rate securities are not based on a published reference rate
REPURCHASE AGREEMENTS (continued)	Amount (000’s)	Value (000’s)	and spread but are determined by the issuer or agent and are based on current
Banks (continued)	market conditions. These securities do not indicate a reference rate and
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.01%	$148	spread in their description. Rate shown is the rate in effect as of period end.
Total Investments	$2,663,780	(p)	Security is an Interest Only Strip.
Other Assets and Liabilities - (10.89)%	(261,547)	(q)	Security or portion of the security was pledged as collateral for reverse
TOTAL NET ASSETS - 100.00%	$2,402,233	repurchase agreements. At the end of the period, the value of these securities totaled $197,714 or 8.23% of net assets.
(r)	Rate information disclosed is based on an average weighted rate of the
(a)	Non-income producing security	underlying tranches as of period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of	(s)	This Senior Floating Rate Note will settle after November 30, 2018, at which
1933. These securities may be resold in transactions exempt from registration,	time the interest rate will be determined.
normally to qualified institutional buyers. At the end of the period, the value of	(t)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
these securities totaled $262,810 or 10.94% of net assets.	Notes to Financial Statements for additional information.
(c)	Fair value of these investments is determined in good faith by the Manager	(u)	Rate shown is the discount rate of the original purchase.
under procedures established and periodically reviewed by the Board of	(v)	Security or a portion of the security was pledged to cover margin requirements
Directors. Certain inputs used in the valuation may be unobservable; however,	for futures contracts. At the end of the period, the value of these securities
each security is evaluated individually for purposes of ASC 820 which results	totaled $850 or 0.04% of net assets.
in not all securities being identified as Level 3 of the fair value hierarchy. At	(w)	Although the maturity date of the repurchase agreement is open-ended
the end of the period, the fair value of these securities totaled $8,219 or 0.34%	through the maturity date of the collateral, the Fund has a right to terminate
of net assets.	the repurchase agreement and demand repayment from the counterparty at
(d)	Security or a portion of the security was pledged as collateral for short sales.	any time with two days' notice or less. During periods of high demand for the
At the end of the period, the value of these securities totaled $110,912 or	collateral security, the fund may also pay the counterparty a fee.
4.62% of net assets.
(e)	Restricted Security. Please see Restricted Security Sub-Schedule for more
information.	Portfolio Summary (unaudited)
(f)	The value of these investments was determined using significant unobservable	Sector	Percent
inputs.	Government	18.90%
(g)	Current yield shown is as of period end.	Financial	18.40%
(h)	Security or a portion of the security was pledged to cover margin requirements	Investment Companies	18.31%
for swap and/or swaption contracts. At the end of the period, the value of these	Consumer, Non-cyclical	9.52%
securities totaled $442 or 0.02% of net assets.	Communications	8.28%
(i)	All or a portion of this security is owned by the GMS Cayman Corporation,	Industrial	6.32%
which is a 100% owned subsidiary of the fund.	Technology	6.22%
(j)	Affiliated Security. Security is either an affiliate (and registered under the	Consumer, Cyclical	5.92%
Investment Company Act of 1940) or an affiliate as defined by the Investment	Mortgage Securities	5.76%
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding	Energy	4.55%
voting shares of the security). Please see affiliated sub-schedule for	Asset Backed Securities	3.45%
transactional information.	Basic Materials	3.03%
(k)	Perpetual security. Perpetual securities pay an indefinite stream of interest,	Utilities	1.81%
but they may be called by the issuer at an earlier date. Rate shown is as of	Purchased Options	0.24%
period end.	Diversified	0.14%
(l)	Payment in kind; the issuer has the option of paying additional securities in	Revenue Bonds	0.03%
lieu of cash.	Purchased Interest Rate Swaptions	0.01%
(m)	Security purchased on a when-issued basis.	Investments Sold Short	(21.03)%
(n)	Rate shown is as of period end. The rate may be a variable or floating rate or	Other Assets and Liabilities	10.14%
a fixed rate which may convert to a variable or floating rate in the future.	TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018	Purchases	Sales	November 30, 2018
Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.08%	$395,686	$474,104 $	472,518	$397,272
$395,686	$474,104 $	472,518	$397,272

Realized Gain/Loss	Realized Gain from	Change in Unrealized
Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.08%	$2,044	$	— $	— $	—
$ 2,044	$	— $	— $	—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
A. Schulman Inc.	08/22/2018	$5	$4	0.00%
AerGen Aviation Finance Ltd	03/01/2017	1,215	—	0.00%
Airbnb, Inc	06/24/2015	157	195	0.01%
Birst Inc	06/15/2017	23	1	0.00%
DraftKings Inc	12/04/2014	89	138	0.01%
Element Comm Aviation	06/15/2015	2,800	2,511	0.10%
Forward Venture Services LLC	11/20/2014	170	280	0.01%
Jand Inc	04/23/2015	19	23	0.00%
Jand Inc	04/23/2015	43	53	0.00%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Restricted Securities (continued)

Security Name			Acquisition Date					Cost		Value	Percent of Net Assets
Klarna Holding AB			08/07/2015					$89		$95	0.00%
Lithium Technology Corp			04/16/2015					21		1	0.00%
Marklogic Corp			04/27/2015					172		148	0.01%
Panera Bread Co		01/26/2012-07/19/2017						—		18	0.00%
Pinterest Inc			03/16/2015					627		461	0.02%
SunEdison Inc			01/08/2018					828		14	0.00%
SunEdison Inc			01/08/2018					1,425		29	0.00%
SunEdison Inc			01/08/2018					400		8	0.00%
Uber Technologies Inc			06/05/2014					222		622	0.03%
Veracode Inc			04/18/2017					24		3	0.00%
VICI Properties Inc			01/26/2018					1,826		2,162	0.09%
WeWork Cos Inc			12/08/2014					6		39	0.00%
WeWork Cos Inc Series D-1			12/08/2014					81		535	0.02%
WeWork Cos Inc Series D-2			12/08/2014					64		421	0.02%
Total								$		7,761	0.32%
Amounts in thousands.

Options

								Upfront			Unrealized
		Contracts/						Payments/		Appreciation/
Purchased Options Outstanding	Counterparty	Shares		Notional Amount		Exercise Price	Expiration Date		(Premiums)	Fair Value	(Depreciation)
Call - Mattel Inc	N/A	1,955		$196		$18.00	01/22/2019		$74	$3	$(71)
Put - Intelsat SA	N/A	539		$54		$20.00	01/22/2019		82	76	(6)
Put - iShares Russell 2000 ETF	N/A	1,476		$148		$144.00	04/01/2019		635	526	(109)
Put - S&P 500 Index	N/A	158		$16	$2,400.00		12/24/2018		1,365	20	(1,345)
Put - S&P 500 Index	N/A	150		$15	$2,450.00		06/24/2019		1,172	819	(353)
Put - S&P 500 Index	N/A	121		$12	$2,500.00		03/18/2019		1,230	411	(819)
Put - S&P 500 Index	N/A	51		$5	$2,740.00		12/24/2018		181	200	19
Put - S&P 500 Index	N/A	138		$14	$2,650.00		09/23/2019		1,319	1,709	390
Put - SPDR S&P500 ETF Trust	N/A	90		$9		$273.00	12/24/2018		69	34	(35)
Put - SPDR S&P500 ETF Trust	N/A	442		$44		$250.00	04/01/2019		289	167	(122)
Call - AUD versus USD	Barclays Bank PLC	1	AUD	5,985	AUD	0.74	02/27/2019		49	66	17
Call - AUD versus USD	Barclays Bank PLC	1	AUD	3,990	AUD	0.74	02/20/2019		33	33	—
Call - GBP versus USD	Barclays Bank PLC	1	GBP	2,842	GBP	1.32	12/10/2018		46	1	(45)
Call - USD versus MXN	Barclays Bank PLC	1		$9,987		$19.75	03/28/2019		294	604	310
Call - USD versus MXN	Barclays Bank PLC	1		$6,766		$19.75	03/28/2019		170	409	239
Call - USD versus PHP	Barclays Bank PLC	1		$9,576		$53.00	02/25/2019		70	77	7
Call - USD versus PHP	Barclays Bank PLC	1		$4,100		$54.75	02/05/2019		43	5	(38)
Call - USD versus PHP	Barclays Bank PLC	1		$8,200		$54.75	02/05/2019		94	9	(85)
Put - EUR versus GBP	Deutsche Bank AG	1	EUR	2,339	EUR	0.90	01/15/2019		82	62	(20)
Put - EUR versus GBP	Barclays Bank PLC	1	EUR	2,388	EUR	0.88	03/15/2019		43	47	4
Put - GBP versus USD	Barclays Bank PLC	1	GBP	3,980	GBP	1.31	12/20/2018		79	157	78
Put - USD versus CNH	Barclays Bank PLC	1		$5,985		$6.85	02/27/2019		42	38	(4)
Put - USD versus CNH	Barclays Bank PLC	1		$1,995		$6.75	12/10/2018		2	—	(2)
Put - USD versus CNH	Barclays Bank PLC	1		$2,786		$6.75	12/10/2018		17	—	(17)
Put - USD versus CNH	Barclays Bank PLC	1		$1,592		$6.75	12/10/2018		6	—	(6)
Put - USD versus CNH	Barclays Bank PLC	1		$1,592		$6.75	12/10/2018		7	—	(7)
Put - USD versus CNH	Barclays Bank PLC	1		$2,786		$6.75	12/10/2018		14	1	(13)
Put - USD versus CNH	Barclays Bank PLC	1		$5,985		$6.85	02/27/2019		39	38	(1)
Put - USD versus CNH	Barclays Bank PLC	1		$1,592		$6.75	12/10/2018		9	1	(8)
Put - USD versus IDR	Barclays Bank PLC	1		$3,980	$14,100.00		12/14/2018		13	4	(9)
Put - USD versus IDR	Barclays Bank PLC	1		$6,293	$14,100.00		12/11/2018		35	6	(29)
Put - USD versus IDR	Barclays Bank PLC	1		$2,098	$14,100.00		12/11/2018		10	2	(8)
Put - USD versus JPY	Barclays Bank PLC	1		$6,150		$107.00	12/21/2018		61	1	(60)
Put - USD versus JPY	Barclays Bank PLC	1		$3,980		$108.00	12/21/2018		38	1	(37)
Put - USD versus ZAR	Barclays Bank PLC	1		$2,388		$14.80	12/14/2018		76	156	80
Put - USD versus ZAR	Barclays Bank PLC	1		$2,388		$14.25	02/04/2019		90	93	3
Call - 90 Day Eurodollar Future;	N/A	246		$615		$97.63	12/18/2018		10	2	(8)
December 2018
Call - 90 Day Eurodollar Future;	N/A	229		$573		$97.50	12/17/2018		56	1	(55)
December 2019
Call - 90 Day Eurodollar Future;	N/A	112		$280		$97.38	03/19/2019		31	3	(28)
March 2019
Call - Canadian Bank Acceptance	N/A	164	CAD	410	CAD	98.00	06/18/2019		7	2	(5)
Future; June 2019
Call - Canadian Bank Acceptance	N/A	38	CAD	95	CAD	98.00	03/19/2019		2	—	(2)
Future; March 2019
Call - Canadian Bank Acceptance	N/A	81	CAD	203	CAD	97.88	09/17/2019		3	5	2
Future; September 2019

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Options (continued)
							Upfront		Unrealized
		Contracts/			Exercise		Payments/		Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount		Price	Expiration Date	(Premiums)	Fair Value	(Depreciation)
Put - 90 Day Eurodollar Future;	N/A	80$	200$		96.63	12/17/2018	$10 $	— $	(10)
December 2020
Put - 90 Day Eurodollar Future;	N/A	171$	428$		96.88	01/14/2019	17	16	(1)
March 2020
Put - 90 Day Eurodollar Future;	N/A	810$	2,025$		96.25	03/18/2019	35	4	(31)
March 2021
Put - Euribor Future; December	N/A	40 EUR	100	EUR	99.25	12/17/2018	4	—	(4)
2021
Put - Euribor Future; March 2022	N/A	160 EUR	400	EUR	99.13	01/14/2019	18	1	(17)
Put - Euro Bund 10 Year Bund	N/A	61 EUR	61	EUR	158.50	12/24/2018	7	1	(6)
Future; March 2019
Put - Euro Bund 10 Year Bund	N/A	81 EUR	81	EUR	160.00	12/24/2018	69	5	(64)
Future; March 2019
Put - Euro Bund 10 Year Bund	N/A	101 EUR	101	EUR	160.50	12/24/2018	108	11	(97)
Future; March 2019
Put - US 10 Year Note Future;	N/A	46$	46$		117.00	02/25/2019	11	7	(4)
March 2019
Put - US 5 Year Note Future;	N/A	80$	80$		112.75	01/28/2019	25	26	1
March 2019
Total							$8,291	$5,860	$(2,431)
							Upfront		Unrealized
		Contracts/					Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price		Expiration Date	(Premiums)	Fair Value	(Depreciation)
Call - AbbVie Inc	N/A	4	$—		$97.50	02/18/2019	$(1)$	(2)$	(1)
Call - AbbVie Inc	N/A	4	$—		$92.50	12/24/2018	—	(1)	(1)
Call - AbbVie Inc	N/A	4	$—		$95.00	01/21/2019	—	(1)	(1)
Call - Accenture PLC	N/A	2	$—		$170.00	01/21/2019	(1)	(1)	—
Call - Accenture PLC	N/A	2	$—		$170.00	12/24/2018	—	—	—
Call - Accenture PLC	N/A	2	$—		$175.00	02/18/2019	—	—	—
Call - Aflac Inc	N/A	8	$1		$47.50	01/21/2019	—	—	—
Call - Aflac Inc	N/A	8	$1		$45.00	12/24/2018	(1)	(2)	(1)
Call - Allergan PLC	N/A	3	$—		$170.00	12/24/2018	—	—	—
Call - Allergan PLC	N/A	3	$—		$175.00	01/21/2019	—	—	—
Call - Altria Group Inc	N/A	6	$1		$65.00	12/24/2018	—	—	—
Call - Altria Group Inc	N/A	6	$1		$65.00	03/18/2019	(1)	(1)	—
Call - Altria Group Inc	N/A	6	$1		$65.00	01/21/2019	—	—	—
Call - American Eagle Outfitters	N/A	17	$2		$25.00	01/21/2019	(1)	(1)	—
Inc
Call - American Eagle Outfitters	N/A	18	$2		$24.00	12/24/2018	(1)	(1)	—
Inc
Call - American Eagle Outfitters	N/A	18	$2		$26.00	02/18/2019	(1)	(1)	—
Inc
Call - AmerisourceBergen Corp	N/A	6	$1		$100.00	02/18/2019	(1)	(1)	—
Call - AmerisourceBergen Corp	N/A	6	$1		$97.50	12/24/2018	—	—	—
Call - Amgen Inc	N/A	1	$—		$200.00	01/21/2019	—	(1)	(1)
Call - Amgen Inc	N/A	1	$—		$200.00	12/24/2018	—	(1)	(1)
Call - Automatic Data Processing	N/A	2	$—		$150.00	12/24/2018	—	—	—
Inc
Call - Best Buy Co Inc	N/A	5	$1		$77.50	01/21/2019	(1)	(1)	—
Call - Best Buy Co Inc	N/A	5	$1		$75.00	12/24/2018	(1)	(1)	—
Call - Best Buy Co Inc	N/A	6	$1		$80.00	03/18/2019	(1)	—	1
Call - Bristol-Myers Squibb Co	N/A	7	$1		$57.50	01/21/2019	—	—	—
Call - Bristol-Myers Squibb Co	N/A	7	$1		$55.00	12/24/2018	(1)	(1)	—
Call - Broadcom Inc	N/A	2	$—		$240.00	12/24/2018	(2)	(2)	—
Call - Broadcom Inc	N/A	2	$—		$250.00	01/21/2019	(2)	(2)	—
Call - Broadridge Financial	N/A	3	$—		$110.00	12/24/2018	(1)	(1)	—
Solutions Inc
Call - Capital One Financial Corp	N/A	4	$—		$97.50	03/18/2019	(1)	(1)	—
Call - Capital One Financial Corp	N/A	4	$—		$97.50	01/21/2019	—	—	—
Call - Capital One Financial Corp	N/A	4	$—		$95.00	12/24/2018	—	—	—
Call - Chevron Corp	N/A	3	$—		$120.00	12/24/2018	(1)	(1)	—
Call - Chevron Corp	N/A	3	$—		$125.00	01/21/2019	—	—	—
Call - Cisco Systems Inc	N/A	8	$1		$48.00	12/24/2018	—	—	—
Call - Citigroup Inc	N/A	5	$1		$70.00	01/21/2019	—	—	—
Call - Citigroup Inc	N/A	6	$1		$67.50	12/24/2018	(1)	(1)	—
Call - Citigroup Inc	N/A	6	$1		$70.00	03/18/2019	(1)	(1)	—
Call - Comcast Corp	N/A	10	$1		$40.00	12/24/2018	(1)	(1)	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Options (continued)

							Upfront		Unrealized
		Contracts/					Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price	Expiration Date		(Premiums)	Fair Value	(Depreciation)
Call - Comcast Corp	N/A	9	$1	$41.25	01/21/2019	$	— $	— $	—
Call - Comcast Corp	N/A	10	$1	$42.50	02/18/2019		(1)	(1)	—
Call - ConocoPhillips	N/A	5	$1	$70.00	12/24/2018		—	—	—
Call - ConocoPhillips	N/A	5	$1	$72.50	01/21/2019		—	—	—
Call - Cummins Inc	N/A	3	$—	$155.00	03/18/2019		(2)	(2)	—
Call - Cummins Inc	N/A	2	$—	$160.00	03/18/2019		(1)	(1)	—
Call - Cummins Inc	N/A	2	$—	$155.00	01/21/2019		(1)	(1)	—
Call - Delta Air Lines Inc	N/A	6	$1	$60.00	01/21/2019		(1)	(2)	(1)
Call - Delta Air Lines Inc	N/A	6	$1	$60.00	12/24/2018		—	(1)	(1)
Call - Delta Air Lines Inc	N/A	7	$1	$62.50	03/18/2019		(1)	(2)	(1)
Call - Dicks Sporting Goods Inc	N/A	9	$1	$42.00	12/24/2018		(1)	—	1
Call - Dicks Sporting Goods Inc	N/A	9	$1	$45.00	01/21/2019		(1)	(1)	—
Call - Eaton Corp PLC	N/A	4	$—	$77.50	01/21/2019		(1)	(1)	—
Call - Eaton Corp PLC	N/A	4	$—	$77.50	12/24/2018		—	—	—
Call - Eaton Corp PLC	N/A	4	$—	$80.00	01/21/2019		—	—	—
Call - Exxon Mobil Corp	N/A	2	$—	$82.50	12/24/2018		—	—	—
Call - Exxon Mobil Corp	N/A	2	$—	$80.00	12/24/2018		—	—	—
Call - FirstEnergy Corp	N/A	9	$1	$40.00	12/24/2018		—	—	—
Call - FirstEnergy Corp	N/A	9	$1	$41.00	01/21/2019		—	—	—
Call - Gilead Sciences Inc	N/A	5	$1	$77.50	02/18/2019		(1)	(1)	—
Call - Gilead Sciences Inc	N/A	5	$1	$77.50	01/21/2019		—	—	—
Call - Gilead Sciences Inc	N/A	5	$1	$75.00	12/24/2018		—	—	—
Call - Hewlett Packard Enterprise	N/A	24	$2	$16.00	12/24/2018		(1)	(1)	—
Co
Call - Hewlett Packard Enterprise	N/A	24	$2	$17.00	01/21/2019		—	—	—
Co
Call - Home Depot Inc/The	N/A	3	$—	$190.00	12/24/2018		—	—	—
Call - Home Depot Inc/The	N/A	3	$—	$195.00	01/21/2019		—	—	—
Call - Illinois Tool Works Inc	N/A	2	$—	$140.00	12/24/2018		—	—	—
Call - Intel Corp	N/A	7	$1	$52.50	01/21/2019		—	—	—
Call - Intel Corp	N/A	7	$1	$50.00	12/24/2018		(1)	(1)	—
Call - Intelsat SA	N/A	539	$54	$39.00	01/22/2019		(53)	(41)	12
Call - Interpublic Group of Cos	N/A	15	$2	$25.00	01/21/2019		(1)	(1)	—
Inc/The
Call - Intuit Inc	N/A	1	$—	$230.00	12/24/2018		—	—	—
Call - Johnson and Johnson	N/A	2	$—	$150.00	12/24/2018		—	—	—
Call - JPMorgan Chase & Co	N/A	3	$—	$115.00	12/24/2018		—	—	—
Call - Kohls Corp	N/A	4	$—	$87.50	12/24/2018		—	—	—
Call - Kohls Corp	N/A	4	$—	$90.00	01/21/2019		—	—	—
Call - Kohls Corp	N/A	5	$1	$95.00	04/19/2019		(1)	—	1
Call - Marathon Petroleum Corp	N/A	5	$1	$70.00	12/24/2018		(1)	(1)	—
Call - Marathon Petroleum Corp	N/A	5	$1	$72.50	01/21/2019		(1)	(1)	—
Call - Mastercard Inc	N/A	1	$—	$220.00	01/21/2019		—	—	—
Call - Mastercard Inc	N/A	1	$—	$210.00	12/24/2018		—	—	—
Call - McKesson Corp	N/A	2	$—	$140.00	01/21/2019		—	—	—
Call - McKesson Corp	N/A	2	$—	$135.00	12/24/2018		—	—	—
Call - Medtronic PLC	N/A	2	$—	$100.00	01/21/2019		—	—	—
Call - Medtronic PLC	N/A	1	$—	$97.50	12/24/2018		—	—	—
Call - Merck & Co Inc	N/A	4	$—	$80.00	01/21/2019		—	—	—
Call - Merck & Co Inc	N/A	4	$—	$77.50	12/24/2018		—	(1)	(1)
Call - MetLife Inc	N/A	8	$1	$50.00	01/21/2019		—	—	—
Call - MetLife Inc	N/A	8	$1	$47.50	12/24/2018		—	—	—
Call - Microsoft Corp	N/A	3	$—	$115.00	01/21/2019		—	—	—
Call - Microsoft Corp	N/A	3	$—	$115.00	12/24/2018		—	—	—
Call - Molson Coors Brewing Co	N/A	5	$1	$67.50	12/24/2018		—	—	—
Call - Molson Coors Brewing Co	N/A	5	$1	$70.00	01/21/2019		—	—	—
Call - Morgan Stanley	N/A	1	$—	$47.00	12/24/2018		—	—	—
Call - Morgan Stanley	N/A	2	$—	$49.00	01/21/2019		—	—	—
Call - Murphy Oil Corp	N/A	12	$1	$35.00	01/21/2019		(1)	(1)	—
Call - Murphy Oil Corp	N/A	12	$1	$32.50	12/24/2018		(2)	(2)	—
Call - Occidental Petroleum Corp	N/A	5	$1	$77.50	01/21/2019		(1)	(1)	—
Call - Occidental Petroleum Corp	N/A	5	$1	$75.00	12/24/2018		(1)	(1)	—
Call - Omnicom Group Inc	N/A	4	$—	$80.00	12/24/2018		—	—	—
Call - Omnicom Group Inc	N/A	4	$—	$82.50	01/21/2019		—	—	—
Call - PACCAR Inc	N/A	6	$1	$62.50	12/24/2018		(1)	(1)	—
Call - PACCAR Inc	N/A	6	$1	$63.20	01/21/2019		(1)	(2)	(1)
Call - Paychex Inc	N/A	5	$1	$72.50	12/24/2018		—	—	—
Call - Prudential Financial Inc	N/A	4	$—	$105.00	03/18/2019		(1)	(1)	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Options (continued)

										Upfront	Unrealized
		Contracts/								Payments/	Appreciation/
Written Options Outstanding	Counterparty	Shares			Notional Amount		Exercise Price	Expiration Date		(Premiums)	Fair Value	(Depreciation)
Call - Prudential Financial Inc	N/A	4			$—		$100.00	12/24/2018	$	— $	— $	—
Call - Prudential Financial Inc	N/A	3			$—		$100.00	01/21/2019		—	—	—
Call - Robert Half International Inc	N/A	5			$1		$65.00	12/24/2018		(1)	(1)	—
Call - Sinclair Broadcast Group Inc	N/A	11			$1		$33.00	12/24/2018		—	—	—
Call - Sinclair Broadcast Group Inc	N/A	11			$1		$34.00	01/21/2019		(1)	(1)	—
Call - Target Corp	N/A	4			$—		$90.00	12/24/2018		—	—	—
Call - Target Corp	N/A	4			$—		$92.50	01/21/2019		—	—	—
Call - Texas Instruments Inc	N/A	2			$—		$105.00	01/21/2019		—	—	—
Call - Texas Instruments Inc	N/A	2			$—		$100.00	12/24/2018		—	—	—
Call - Thermo Fisher Scientific Inc	N/A	1			$—		$250.00	01/21/2019		—	(1)	(1)
Call - UnitedHealth Group Inc	N/A	2			$—		$290.00	01/21/2019		—	(1)	(1)
Call - UnitedHealth Group Inc	N/A	2			$—		$280.00	12/24/2018		—	(1)	(1)
Call - Viacom Inc	N/A	11			$1		$35.00	12/24/2018		—	—	—
Call - Visa Inc	N/A	2			$—		$150.00	12/24/2018		—	—	—
Call - Walgreens Boots Alliance Inc	N/A	6			$1		$87.50	01/21/2019		(1)	(1)	—
Call - Walgreens Boots Alliance Inc	N/A	7			$1		$90.00	04/19/2019		(2)	(3)	(1)
Call - Waste Management Inc	N/A	2			$—		$95.00	12/24/2018		—	—	—
Call - Yum Brands Inc	N/A	4			$—		$92.50	12/24/2018		—	—	—
Put - iShares Russell 2000 ETF	N/A	1,476			$148		$120.00	04/01/2019		(114)	(97)	17
Put - S&P 500 Index	N/A	60			$6	$2,300.00		03/18/2019		(390)	(92)	298
Put - S&P 500 Index	N/A	150			$15	$2,175.00		06/24/2019		(609)	(364)	245
Put - S&P 500 Index	N/A	138			$14	$2,425.00		09/23/2019		(786)	(988)	(202)
Put - S&P 500 Index	N/A	51			$5	$2,660.00		12/24/2018		(102)	(93)	9
Put - S&P 500 Index	N/A	79			$8	$2,150.00		12/24/2018		(364)	(1)	363
Put - SPDR S&P500 ETF Trust	N/A	442			$44		$212.00	04/01/2019		(73)	(41)	32
Put - SPDR S&P500 ETF Trust	N/A	90			$9		$260.00	12/24/2018		(32)	(11)	21
Call - EUR versus GBP	Barclays Bank PLC	1		EUR	2,388	EUR	0.93	06/14/2019		(49)	(43)	6
Call - USD versus JPY	Barclays Bank PLC	1			$3,980		$113.75	03/08/2019		(26)	(39)	(13)
Call - USD versus MXN	Barclays Bank PLC	1			$9,987		$20.50	03/28/2019		(190)	(390)	(200)
Call - USD versus MXN	Barclays Bank PLC	1			$6,766		$20.50	03/28/2019		(109)	(264)	(155)
Put - AUD versus USD	Barclays Bank PLC	1	AUD		3,990	AUD	0.71	02/20/2019		(24)	(20)	4
Put - EUR versus GBP	Barclays Bank PLC	1		EUR	1,990	EUR	0.87	12/21/2018		(14)	(9)	5
Put - GBP versus USD	Barclays Bank PLC	1		GBP	4,776	GBP	1.28	01/22/2019		(62)	(124)	(62)
Put - USD versus KRW	Barclays Bank PLC	1			$3,192	$1,110.00		12/13/2018		(20)	(11)	9
Put - USD versus ZAR	Barclays Bank PLC	1			$4,776		$14.18	12/14/2018		(67)	(122)	(55)
Put - USD versus ZAR	Barclays Bank PLC	1			$4,776		$13.65	02/04/2019		(84)	(75)	9
Call - 90 Day Eurodollar Future;	N/A	164			$410		$97.63	12/17/2018		(10)	(1)	9
December 2020
Call - 90 Day Eurodollar Future;	N/A	171			$428		$97.13	01/14/2019		(17)	(16)	1
March 2020
Call - 90 Day Eurodollar Future;	N/A	75			$188		$97.25	03/18/2019		(30)	(12)	18
March 2021
Call - US 10 Year Note Future;	N/A	23			$23		$120.00	02/25/2019		(13)	(14)	(1)
March 2019
Call - US 5 Year Note Future;	N/A	80			$80		$113.25	01/28/2019		(26)	(24)	2
March 2019
Put - 90 Day Eurodollar Future;	N/A	810			$2,025		$96.00	03/18/2019		(11)	(5)	6
March 2021
Put - Euribor Future; December	N/A	40		EUR	100	EUR	99.13	12/17/2018		(2)	—	2
2021
Put - Euribor Future; March 2022	N/A	160		EUR	400	EUR	99.00	01/14/2019		(8)	—	8
Put - Euro Bund 10 Year Bund	N/A	122		EUR	122	EUR	159.50	12/24/2018		(57)	(5)	52
Future; March 2019
Total										$(3,394)$	(2,966)$	428
Amounts in thousands except contracts/shares.

Interest Rate Swaptions

Pay/
					Receive					Upfront	Unrealized
Purchased Swaptions					Floating	Notional		Exercise	Expiration	Payments/	Appreciation/
Outstanding	Counterparty	Floating Rate Index			Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 5 Year Interest Rate	Bank of America NA	3 Month Johannesburg			Receive	ZAR	180,000	7.90% 05/08/2019 $		104	$148	$44
Swap	Interbank Agreed Rate
Total										$104	$148	$44

Amounts in thousands.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
3 Month Euro Swiss; September 2019	Long	1	$252	$—
90 Day Eurodollar; December 2019	Short	136	32,971	8
90 Day Eurodollar; December 2019	Short	2,576	624,519	315
90 Day Eurodollar; December 2019	Long	522	126,552	208
90 Day Eurodollar; December 2021	Short	351	85,139	(192)
90 Day Eurodollar; June 2019	Short	233	56,552	(13)
90 Day Eurodollar; June 2020	Short	54	13,095	(3)
90 Day Eurodollar; March 2019	Short	153	37,162	22
90 Day Eurodollar; March 2020	Short	54	13,093	10
90 Day Eurodollar; September 2019	Short	226	54,822	(36)
90 Day Eurodollar; September 2020	Short	55	13,340	(9)
90 Day Eurodollar; September 2020	Short	16	3,881	(1)
90 Day Short Sterling; December 2019	Long	290	45,665	40
90 Day Short Sterling; December 2019	Long	119	18,738	—
90 Day Short Sterling; December 2019	Short	491	77,315	24
90 Day Short Sterling; June 2019	Long	236	37,203	2
90 Day Short Sterling; June 2020	Short	166	26,118	2
90 Day Short Sterling; June 2020	Short	1	157	—
90 Day Short Sterling; March 2019	Long	123	19,403	1
90 Day Short Sterling; March 2020	Short	2	315	—
90 Day Short Sterling; September 2019	Long	240	37,814	12
90 Day Short Sterling; September 2020	Short	3	472	—
AEX Index; December 2018	Long	13	1,528	1
ASX 90 Day Bank Bill; December 2019	Long	311	226,172	25
Australia 10 Year Bond; December 2018	Short	11	1,044	(11)
Australia 10 Year Bond; December 2018	Short	203	19,262	(164)
Australia 10 Year Bond; December 2018	Long	39	3,701	8
Australia 3 Year Bond; December 2018	Short	15	1,221	(3)
CAC40 Index; December 2018	Short	58	3,276	(11)
CAC40 Index; December 2018	Long	54	3,051	(27)
Canada 10 Year Bond; March 2019	Short	27	2,709	(6)
Canada 10 Year Bond; March 2019	Short	226	22,672	(169)
Canadian Bank Acceptance; December 2019	Long	257	47,090	91
Canadian Bank Acceptance; December 2019	Short	11	2,016	(3)
Canadian Bank Acceptance; June 2019	Short	32	5,871	(9)
Canadian Bank Acceptance; March 2019	Short	21	3,856	(5)
Canadian Bank Acceptance; September 2019	Short	21	3,850	(6)
DAX Index; December 2018	Short	30	9,550	457
DAX Index; December 2018	Short	62	19,738	619
DJ Euro Stoxx 50; December 2018	Short	450	16,114	613
DJ Euro Stoxx 50; December 2018	Short	798	28,575	262
DJ Euro Stoxx 50; December 2018	Short	99	3,545	44
E-Mini DJIA Index; December 2018	Short	1	128	(5)
E-Mini DJIA Index; December 2018	Long	33	4,214	93
eMini MSCI EAFE; December 2018	Short	1	91	2
eMini MSCI Emerging Markets; December 2018	Short	3	150	(3)
eMini MSCI Emerging Markets; December 2018	Short	251	12,545	160
Euribor; December 2019	Long	1,286	364,754	537
Euribor; December 2019	Long	433	122,814	134
Euribor; December 2019	Long	49	13,898	5
Euribor; December 2021	Long	126	35,510	60
Euribor; June 2019	Long	56	15,896	1
Euribor; June 2020	Long	29	8,214	6
Euribor; March 2019	Long	23	6,529	—
Euribor; March 2020	Long	33	9,354	7
Euribor; September 2019	Long	69	19,581	2
Euribor; September 2020	Long	12	3,396	3
Euro Bund 10 Year Bund; December 2018	Short	60	10,973	(61)
Euro Bund 10 Year Bund; March 2019	Long	56	10,297	1
FTSE China A50 Index; December 2018	Short	5	55	—
FTSE KLCI Index; December 2018	Short	5	101	—
FTSE/JSE Top 40; December 2018	Short	34	1,101	83
FTSE/MIB Index; December 2018	Long	3	326	(31)
FTSE100 Index; December 2018	Short	245	21,756	240
FTSE100 Index; December 2018	Short	109	9,679	355
FTSE100 Index; December 2018	Long	17	1,510	(11)
Hang Seng Index; December 2018	Short	5	848	(5)
Hang Seng Index; December 2018	Short	95	16,107	(109)
HSCEI China Index; December 2018	Long	23	1,563	17
IBEX 35 Index; December 2018	Short	1	102	—
See accompanying notes.		91

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Japan 10 Year Bond TSE; December 2018		Short	50		$66,586	$			(398)
Japan Topix Index; December 2018		Long	21		3,086				(165)
Japan Topix Index; December 2018		Short	251		36,882				378
Japan Topix Index; December 2018		Short	64		9,404				(48)
KOSPI 200 Index; December 2018		Short	30		1,817				28
Mex Bolsa Index; December 2018		Short	9		185				35
MSCI Singapore Index; December 2018		Short	2		51				—
MSCI Taiwan Index; December 2018		Short	18		654				(10)
Nasdaq 100 E-Mini; December 2018		Long	56		7,783				62
Nasdaq 100 E-Mini; December 2018		Short	2		278				(12)
Nikkei 225 OSE; December 2018		Short	1		197				(7)
Nikkei 225 OSE; December 2018		Long	46		9,057				272
OMXS30 Index; December 2018		Short	98		1,628				2
Russell 2000 Emini; December 2018		Short	316		24,247				2,766
Russell 2000 Emini; December 2018		Long	17		1,304				(40)
Russell 2000 Emini; December 2018		Long	64		4,911				(476)
S&P 500 Emini; December 2018		Long	17		2,345				33
S&P 500 Emini; December 2018		Short	144		19,860				(314)
S&P 500 Emini; December 2018		Short	26		3,586				74
S&P 500 Emini; December 2018		Short	29		3,999				(171)
S&P Mid 400 Emini; December 2018		Short	1		188				1
S&P Mid 400 Emini; December 2018		Short	86		16,164				1,415
S&P/TSX 60 Index; December 2018		Short	3		412				(6)
SET50 Index; December 2018		Short	41		272				1
SPI 200 Index; December 2018		Short	32		3,318				66
UK 10 Year Gilt; March 2019		Short	8		1,250				(3)
US 10 Year Note; March 2019		Long	234		27,952				10
US 10 Year Ultra Note; March 2019		Short	57		7,210				(1)
US 2 Year Note; March 2019		Long	251		52,957				47
US 5 Year Note; March 2019		Short	743		83,930				(75)
US Long Bond; December 2018		Short	65		9,134				(224)
US Long Bond; March 2019		Long	49		6,855				38
US Long Bond; March 2019		Short	844		118,081				(459)
US Ultra Bond; March 2019		Short	23		3,505				—
US Ultra Bond; March 2019		Long	27		4,115				12
Total						$			6,408

Amounts in thousands except contracts.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept			Currency to Deliver			Asset	Liability
Bank of America NA	12/21/2018		$71,150 AUD			99,557	$	— $	(1,626)
Bank of America NA	12/21/2018	AUD	647 $			474		—	(1)
Bank of America NA	12/21/2018	AUD	51,917 $			37,498		453	—
Bank of America NA	12/21/2018	GBP	32,811 $			42,644		—	(792)
Bank of America NA	12/21/2018		$76,496	GBP		58,652		1,682	—
Bank of America NA	12/21/2018		$52,059	CAD		68,309		616	—
Bank of America NA	12/21/2018	CAD	24,224 $			18,473		—	(230)
Bank of America NA	12/21/2018		$2,407	CAD		3,205		—	(7)
Bank of America NA	12/21/2018	EUR	36,591 $			42,215		—	(717)
Bank of America NA	12/21/2018		$6,874	EUR		6,071		—	(11)
Bank of America NA	12/21/2018	EUR	3,338 $			3,773		13	—
Bank of America NA	12/21/2018		$93,091	EUR		80,115		2,231	—
Bank of America NA	12/21/2018	JPY	1,764,715 $			15,547		30	—
Bank of America NA	12/21/2018		$118,039	JPY		13,149,106		1,975	—
Bank of America NA	12/21/2018		$13,147	JPY		1,491,680		—	(20)
Bank of America NA	12/21/2018	JPY	4,464,675 $			39,855		—	(446)
Bank of America NA	12/21/2018		$7,04 3MXN			144,411		—	(34)
Bank of America NA	12/21/2018		$13,006 MXN			259,306		298	—
Bank of America NA	12/21/2018	MXN	392,448 $			19,987		—	(754)
Bank of America NA	12/21/2018	MXN	19,172 $			937		3	—
Bank of America NA	12/21/2018	NZD	8,223 $			5,448		205	—
Bank of America NA	12/21/2018		$23,391 NZD			35,474		—	(996)
Bank of America NA	12/21/2018	CHF	18,407 $			18,752		—	(284)
Bank of America NA	12/21/2018		$4,349 CHF			4,362		—	(27)
Bank of America NA	12/21/2018		$47,961	CHF		46,534		1,272	—
Bank of America NA	12/21/2018	CHF	804 $			803		4	—
Bank of New York Mellon	12/05/2018	EUR	6,105 $			7,605		—	(693)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Bank of New York Mellon	12/05/2018		$7,444	EUR	6,105	$532	$—
Bank of New York Mellon	12/19/2018	GBP	9,618 $		12,566	—	(299)
Bank of New York Mellon	12/19/2018		$985	CAD	1,300	6	—
Bank of New York Mellon	12/19/2018	CAD	500 $		377	—	—
Bank of New York Mellon	12/19/2018		$10,553	EUR	9,000	348	—
Bank of New York Mellon	12/19/2018	EUR	800 $		916	—	(9)
Bank of New York Mellon	12/19/2018		$7,436	JPY	828,000	129	—
Bank of New York Mellon	12/19/2018		$1,090	JPY	123,800	—	(2)
Bank of New York Mellon	12/20/2018		$4,884	GBP	3,700	165	—
Bank of New York Mellon	12/20/2018	GBP	900 $		1,196	—	(48)
Bank of New York Mellon	12/20/2018		$8,495	EUR	7,236	289	—
Bank of New York Mellon	12/20/2018		$5,917	CHF	5,665	234	—
Bank of New York Mellon	12/21/2018		$34	ZAR	479	—	(1)
Bank of New York Mellon	02/01/2019		$6,315	EUR	5,359	214	—
Bank of New York Mellon	03/01/2019		$5,329	EUR	4,608	72	—
Bank of New York Mellon	03/15/2019		$11,045	EUR	8,733	1,069	—
Bank of New York Mellon	04/18/2019		$4,132	EUR	3,243	416	—
Bank of New York Mellon	06/14/2019		$1,330	EUR	1,112	49	—
Bank of New York Mellon	08/14/2019		$3,015	EUR	2,578	29	—
Barclays Bank PLC	12/10/2018		$126	BRL	470	4	—
Barclays Bank PLC	12/11/2018		$125	THB	4,105	—	—
Barclays Bank PLC	12/19/2018		$5,398	GBP	4,115	150	—
Barclays Bank PLC	12/03/2018		$742	AUD	1,021	—	(4)
Barclays Bank PLC	12/03/2018		$1,564	AUD	2,170	—	(22)
Barclays Bank PLC	12/03/2018	AUD	6,563 $		4,784	13	—
Barclays Bank PLC	12/03/2018	AUD	100 $		73	—	—
Barclays Bank PLC	12/03/2018		$2,544	AUD	3,472	6	—
Barclays Bank PLC	12/03/2018		$798	CAD	1,061	—	—
Barclays Bank PLC	12/03/2018	CAD	608 $		458	—	—
Barclays Bank PLC	12/03/2018		$445	CAD	580	8	—
Barclays Bank PLC	12/03/2018	EUR	399 $		454	—	(2)
Barclays Bank PLC	12/03/2018		$456	EUR	399	4	—
Barclays Bank PLC	12/03/2018		$3	JPY	375	—	—
Barclays Bank PLC	12/03/2018		$3,886	JPY	441,243	—	(1)
Barclays Bank PLC	12/03/2018	JPY	768,501 $		6,797	—	(27)
Barclays Bank PLC	12/03/2018	JPY	81,846 $		720	1	—
Barclays Bank PLC	12/03/2018	JPY	2,031 $		18	—	—
Barclays Bank PLC	12/03/2018		$243	JPY	27,565	—	—
Barclays Bank PLC	12/03/2018		$3,403	JPY	383,195	27	—
Barclays Bank PLC	12/03/2018		$458	NZD	668	—	(1)
Barclays Bank PLC	12/03/2018	NZD	4,967 $		3,368	46	—
Barclays Bank PLC	12/03/2018		$6,380	NZD	9,378	—	(66)
Barclays Bank PLC	12/03/2018	NZD	5,079 $		3,414	77	—
Barclays Bank PLC	12/03/2018	NOK	20,267 $		2,432	—	(74)
Barclays Bank PLC	12/03/2018	NOK	40,601 $		4,765	—	(41)
Barclays Bank PLC	12/03/2018		$7,197	NOK	60,891	112	—
Barclays Bank PLC	12/03/2018	NOK	22 $		3	—	—
Barclays Bank PLC	12/03/2018	KRW	2,047,678 $		1,819	8	—
Barclays Bank PLC	12/03/2018	KRW	2,728,120 $		2,410	24	—
Barclays Bank PLC	12/03/2018		$798	KRW	891,933	2	—
Barclays Bank PLC	12/03/2018		$3,419	KRW	3,883,865	—	(46)
Barclays Bank PLC	12/03/2018		$21	SEK	191	—	—
Barclays Bank PLC	12/03/2018	SEK	14 $		2	—	—
Barclays Bank PLC	12/03/2018		$3,813	SEK	34,295	46	—
Barclays Bank PLC	12/03/2018	SEK	53,812 $		5,946	—	(35)
Barclays Bank PLC	12/03/2018		$2,133	SEK	19,340	9	—
Barclays Bank PLC	12/04/2018		$3,192	CAD	4,245	—	(3)
Barclays Bank PLC	12/06/2018		$1,197	CLP	814,977	—	(16)
Barclays Bank PLC	12/06/2018	CLP	823,536 $		1,197	29	—
Barclays Bank PLC	12/07/2018	AUD	2,394 $		1,751	—	(1)
Barclays Bank PLC	12/07/2018	GBP	3,348 $		4,276	—	(9)
Barclays Bank PLC	12/07/2018	EUR	399 $		452	—	—
Barclays Bank PLC	12/07/2018		$454	EUR	399	2	—
Barclays Bank PLC	12/07/2018	EUR	3,285 $		3,743	—	(23)
Barclays Bank PLC	12/07/2018	EUR	1,596 $		1,808	—	(1)
Barclays Bank PLC	12/07/2018	JPY	718,643 $		6,342	—	(9)
Barclays Bank PLC	12/07/2018		$2,190	NZD	3,192	—	(4)
Barclays Bank PLC	12/07/2018		$4,194	PLN	15,822	20	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Barclays Bank PLC	12/10/2018	IDR	132,049,493 $		8,555	$669	$—
Barclays Bank PLC	12/10/2018		$1,778	IDR	25,714,146	—	(18)
Barclays Bank PLC	12/10/2018		$1,286	IDR	18,860,670	—	(31)
Barclays Bank PLC	12/10/2018		$1,195	IDR	17,743,755	—	(44)
Barclays Bank PLC	12/10/2018		$5,444	IDR	78,188,388	—	(17)
Barclays Bank PLC	12/10/2018		$1,964	IDR	29,069,440	—	(66)
Barclays Bank PLC	12/10/2018	IDR	5,987,394 $		399	19	—
Barclays Bank PLC	12/10/2018	IDR	6,229,664 $		406	29	—
Barclays Bank PLC	12/10/2018	IDR	35,200,632 $		2,309	150	—
Barclays Bank PLC	12/10/2018	JPY	115,463 $		1,027	—	(9)
Barclays Bank PLC	12/10/2018	PHP	31,151 $		576	18	—
Barclays Bank PLC	12/10/2018		$1,992	PHP	107,658	—	(61)
Barclays Bank PLC	12/10/2018		$2,006	PHP	108,635	—	(66)
Barclays Bank PLC	12/10/2018		$812	PHP	43,897	—	(25)
Barclays Bank PLC	12/10/2018		$812	PHP	44,335	—	(33)
Barclays Bank PLC	12/11/2018		$2,779	CNH	19,078	35	—
Barclays Bank PLC	12/11/2018	CNH	19,113 $		2,779	—	(30)
Barclays Bank PLC	12/11/2018	EUR	203 $		232	—	(2)
Barclays Bank PLC	12/11/2018	EUR	239 $		274	—	(3)
Barclays Bank PLC	12/11/2018	EUR	261 $		302	—	(7)
Barclays Bank PLC	12/11/2018	EUR	2,250 $		2,624	—	(74)
Barclays Bank PLC	12/11/2018	JPY	183,225 $		1,658	—	(43)
Barclays Bank PLC	12/11/2018	JPY	36,689 $		324	—	(1)
Barclays Bank PLC	12/11/2018	JPY	31,499 $		279	—	(1)
Barclays Bank PLC	12/11/2018		$130	JPY	14,779	—	—
Barclays Bank PLC	12/11/2018	JPY	22,814 $		203	—	(2)
Barclays Bank PLC	12/12/2018		$398	CLP	269,048	—	(3)
Barclays Bank PLC	12/12/2018	CLP	2,274,335 $		3,313	74	—
Barclays Bank PLC	12/12/2018	CLP	1,568,218 $		2,390	—	(55)
Barclays Bank PLC	12/12/2018		$333	CLP	223,043	1	—
Barclays Bank PLC	12/12/2018		$1,594	CLP	1,041,266	43	—
Barclays Bank PLC	12/12/2018	CLP	3,783,884 $		5,884	—	(249)
Barclays Bank PLC	12/12/2018	CLP	270,003 $		398	4	—
Barclays Bank PLC	12/12/2018		$796	CLP	531,250	5	—
Barclays Bank PLC	12/12/2018	CLP	1,729,431 $		2,517	58	—
Barclays Bank PLC	12/12/2018		$46	CNH	313	1	—
Barclays Bank PLC	12/12/2018		$15,795	CNH	108,653	166	—
Barclays Bank PLC	12/12/2018	CNH	108,966 $		15,794	—	(120)
Barclays Bank PLC	12/12/2018	IDR	14,955,007 $		1,007	37	—
Barclays Bank PLC	12/12/2018		$401	IDR	6,223,276	—	(34)
Barclays Bank PLC	12/12/2018		$1,718	IDR	25,741,580	—	(79)
Barclays Bank PLC	12/12/2018	IDR	16,465,574 $		1,112	38	—
Barclays Bank PLC	12/12/2018	ZAR	6,689 $		461	21	—
Barclays Bank PLC	12/12/2018		$462	ZAR	6,516	—	(8)
Barclays Bank PLC	12/14/2018	GBP	1,777 $		2,273	—	(7)
Barclays Bank PLC	12/14/2018		$6,287	CAD	8,345	4	—
Barclays Bank PLC	12/14/2018		$2,273	EUR	1,995	12	—
Barclays Bank PLC	12/14/2018		$2,206	KRW	2,484,317	—	(12)
Barclays Bank PLC	12/14/2018		$3,208	KRW	3,630,854	—	(33)
Barclays Bank PLC	12/14/2018	KRW	1,365,560 $		1,221	—	(2)
Barclays Bank PLC	12/17/2018	AUD	3,472 $		2,544	—	(6)
Barclays Bank PLC	12/17/2018		$458	CAD	608	—	—
Barclays Bank PLC	12/17/2018		$454	EUR	399	2	—
Barclays Bank PLC	12/17/2018	JPY	27,538 $		243	—	—
Barclays Bank PLC	12/17/2018	JPY	53,198 $		470	—	(1)
Barclays Bank PLC	12/17/2018		$1,184	NZD	1,725	—	(2)
Barclays Bank PLC	12/17/2018	NZD	668 $		458	1	—
Barclays Bank PLC	12/17/2018		$2,347	NOK	20,022	15	—
Barclays Bank PLC	12/17/2018	SEK	19,320 $		2,133	—	(7)
Barclays Bank PLC	12/18/2018		$696	BRL	2,699	—	(2)
Barclays Bank PLC	12/18/2018	BRL	6,590 $		1,568	135	—
Barclays Bank PLC	12/19/2018		$1,340	MXN	25,526	89	—
Barclays Bank PLC	12/19/2018	MXN	15,079 $		796	—	(57)
Barclays Bank PLC	12/19/2018	MXN	25,813 $		1,340	—	(75)
Barclays Bank PLC	12/19/2018		$796	MXN	15,232	49	—
Barclays Bank PLC	12/19/2018		$2,961	ZAR	43,361	—	(163)
Barclays Bank PLC	12/19/2018		$406	ZAR	5,884	—	(18)
Barclays Bank PLC	12/19/2018		$1,596	ZAR	22,988	—	(60)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Barclays Bank PLC	12/19/2018		$1,176	ZAR	17,708	$	— $	(100)
Barclays Bank PLC	12/19/2018		$199	ZAR	2,848		—	(6)
Barclays Bank PLC	12/20/2018	EUR	3,039 $		3,452		—	(5)
Barclays Bank PLC	12/21/2018	$	— IDR		4,195		—	—
Barclays Bank PLC	12/21/2018		$420	IDR	5,830,369		13	—
Barclays Bank PLC	12/21/2018	IDR	5,834,563 $		420		—	(13)
Barclays Bank PLC	12/21/2018		$399	KRW	447,866		—	(1)
Barclays Bank PLC	12/27/2018		$9	IDR	134,139		—	—
Barclays Bank PLC	12/27/2018	IDR	32,090,712 $		2,276		—	(41)
Barclays Bank PLC	12/27/2018	IDR	2,392,772 $		160		7	—
Barclays Bank PLC	12/27/2018		$6,225	IDR	89,299,431		4	—
Barclays Bank PLC	12/27/2018	IDR	27,641,386 $		1,969		—	(44)
Barclays Bank PLC	12/27/2018	IDR	8,160,750 $		581		—	(13)
Barclays Bank PLC	12/27/2018	IDR	8,388,151 $		608		—	(24)
Barclays Bank PLC	12/27/2018	IDR	10,759,800 $		790		—	(40)
Barclays Bank PLC	01/04/2019	ARS	16,279 $		399		14	—
Barclays Bank PLC	01/04/2019	ARS	31,030 $		798		—	(10)
Barclays Bank PLC	01/04/2019		$399	KRW	446,246		—	—
Barclays Bank PLC	01/08/2019		$399	ARS	15,413		10	—
Barclays Bank PLC	01/08/2019	ARS	15,401 $		399		—	(10)
Barclays Bank PLC	01/08/2019	ARS	46,491 $		1,197		—	(22)
Barclays Bank PLC	01/14/2019	BRL	3,115 $		823		—	(19)
Barclays Bank PLC	01/14/2019		$823	BRL	3,115		19	—
Barclays Bank PLC	01/14/2019		$2,072	MXN	40,690		85	—
Barclays Bank PLC	01/14/2019		$1,312	MXN	25,505		67	—
Barclays Bank PLC	01/14/2019		$2,385	MXN	45,941		142	—
Barclays Bank PLC	01/14/2019		$406	MXN	7,716		29	—
Barclays Bank PLC	01/14/2019		$611	MXN	11,745		38	—
Barclays Bank PLC	01/14/2019		$606	MXN	11,734		33	—
Barclays Bank PLC	01/14/2019		$1,421	MXN	28,381		35	—
Barclays Bank PLC	01/14/2019		$2,335	MXN	45,192		129	—
Barclays Bank PLC	01/14/2019		$2,761	MXN	55,582		47	—
Barclays Bank PLC	01/14/2019	MXN	32,717 $		1,664		—	(67)
Barclays Bank PLC	01/14/2019	MXN	54,343 $		2,772		—	(119)
Barclays Bank PLC	01/14/2019	MXN	66,525 $		3,380		—	(132)
Barclays Bank PLC	01/14/2019	MXN	12,571 $		609		5	—
Barclays Bank PLC	01/14/2019	MXN	19,326 $		1,004		—	(60)
Barclays Bank PLC	01/14/2019	MXN	39,899 $		2,004		—	(56)
Barclays Bank PLC	01/14/2019	MXN	8,228 $		406		—	(4)
Barclays Bank PLC	01/14/2019	MXN	11,596 $		565		1	—
Barclays Bank PLC	01/14/2019	MXN	28,986 $		1,505		—	(90)
Barclays Bank PLC	01/18/2019		$7,552	EUR	6,637		6	—
Barclays Bank PLC	01/18/2019	JPY	852,184 $		7,552		—	(9)
Barclays Bank PLC	01/25/2019		$2,640	INR	187,988		—	(41)
Barclays Bank PLC	01/25/2019	INR	260,840 $		3,502		218	—
Barclays Bank PLC	01/25/2019		$862	INR	63,028		—	(37)
Barclays Bank PLC	02/04/2019		$916	EUR	798		7	—
Barclays Bank PLC	02/04/2019	NOK	7,789 $		915		—	(6)
Barclays Bank PLC	02/06/2019	BRL	1,525 $		406		—	(13)
Barclays Bank PLC	02/06/2019	BRL	10,570 $		3,063		—	(338)
Barclays Bank PLC	02/06/2019	BRL	1,530 $		406		—	(12)
Barclays Bank PLC	02/06/2019	BRL	2,145 $		569		—	(16)
Barclays Bank PLC	02/06/2019	BRL	16,935 $		4,836		—	(471)
Barclays Bank PLC	02/06/2019		$2,466	BRL	8,814		194	—
Barclays Bank PLC	02/06/2019	BRL	12,687 $		3,429		—	(159)
Barclays Bank PLC	02/06/2019	BRL	11,348 $		2,823		102	—
Barclays Bank PLC	02/06/2019	BRL	2,826 $		834		—	(106)
Barclays Bank PLC	02/06/2019		$1,069	BRL	3,898		64	—
Barclays Bank PLC	02/06/2019	BRL	3,200 $		844		—	(19)
Barclays Bank PLC	02/06/2019		$3,924	BRL	16,221		—	(257)
Barclays Bank PLC	02/06/2019		$412	BRL	1,722		—	(32)
Barclays Bank PLC	02/06/2019		$1,566	BRL	5,679		102	—
Barclays Bank PLC	02/06/2019		$568	BRL	2,116		23	—
Barclays Bank PLC	02/06/2019		$406	BRL	1,505		18	—
Barclays Bank PLC	02/06/2019		$823	BRL	3,109		22	—
Barclays Bank PLC	02/06/2019		$716	BRL	2,910		—	(34)
Barclays Bank PLC	02/06/2019	BRL	6,211 $		1,619		—	(18)
Barclays Bank PLC	02/06/2019		$411	BRL	1,698		—	(27)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Barclays Bank PLC	02/06/2019		$398	BRL	1,612	$	— $	(17)
Barclays Bank PLC	02/07/2019	MXN	12,002 $		576		8	—
Barclays Bank PLC	02/07/2019		$2,657	MXN	54,880		—	(12)
Barclays Bank PLC	02/07/2019		$399	TRY	2,186		—	(6)
Barclays Bank PLC	02/07/2019		$399	TRY	2,257		—	(19)
Barclays Bank PLC	02/07/2019		$399	TRY	2,233		—	(14)
Barclays Bank PLC	02/12/2019		$798	IDR	11,896,185		—	(26)
Barclays Bank PLC	02/12/2019	IDR	5,961,060 $		399		14	—
Barclays Bank PLC	02/12/2019	IDR	6,040,860 $		399		19	—
Barclays Bank PLC	02/12/2019		$812	PHP	43,986		—	(23)
Barclays Bank PLC	02/12/2019		$1,995	PHP	106,539		—	(28)
Barclays Bank PLC	02/12/2019		$812	PHP	43,629		—	(17)
Barclays Bank PLC	02/12/2019		$10,962	PHP	597,415		—	(384)
Barclays Bank PLC	02/12/2019	PHP	42,947 $		812		4	—
Barclays Bank PLC	02/12/2019	PHP	146,493 $		2,793		—	(11)
Barclays Bank PLC	02/13/2019	IDR	8,854,808 $		598		15	—
Barclays Bank PLC	02/13/2019	IDR	25,938,528 $		1,787		9	—
Barclays Bank PLC	02/13/2019		$399	IDR	5,739,615		2	—
Barclays Bank PLC	02/13/2019	IDR	8,887,725 $		598		17	—
Barclays Bank PLC	02/13/2019		$598	IDR	8,884,733		—	(17)
Barclays Bank PLC	02/13/2019		$599	IDR	8,732,115		—	(6)
Barclays Bank PLC	02/14/2019		$559	CLP	374,094		1	—
Barclays Bank PLC	02/14/2019	CLP	379,848 $		558		8	—
Barclays Bank PLC	02/20/2019	EUR	1,230 $		1,448		—	(46)
Barclays Bank PLC	02/20/2019	EUR	398 $		468		—	(14)
Barclays Bank PLC	02/20/2019	EUR	6,150 $		7,100		—	(88)
Barclays Bank PLC	02/20/2019		$1,449	RON	5,830		27	—
Barclays Bank PLC	02/20/2019		$468	RON	1,881		9	—
Barclays Bank PLC	02/20/2019		$7,100	RON	29,240		—	(30)
Barclays Bank PLC	03/04/2019	IDR	75,884,555 $		5,242		—	—
Barclays Bank PLC	03/04/2019	MYR	6,678 $		1,596		2	—
Barclays Bank PLC	03/05/2019		$1,506	PEN	4,973		38	—
Barclays Bank PLC	03/05/2019	PEN	11,563 $		3,494		—	(80)
Barclays Bank PLC	03/05/2019	PEN	39,154 $		11,919		—	(360)
Barclays Bank PLC	03/05/2019		$1,510	PEN	4,976		41	—
Barclays Bank PLC	03/05/2019		$2,899	PEN	9,538		83	—
Barclays Bank PLC	03/05/2019		$2,235	PEN	7,390		53	—
Barclays Bank PLC	03/05/2019	PEN	4,935 $		1,510		—	(53)
Barclays Bank PLC	03/05/2019		$4,260	PEN	14,150		83	—
Barclays Bank PLC	03/05/2019		$1,506	PEN	4,965		40	—
Barclays Bank PLC	03/05/2019		$3,006	PEN	9,913		79	—
Barclays Bank PLC	03/15/2019		$8,274	CNH	57,888		—	(32)
Barclays Bank PLC	03/15/2019		$812	CNH	5,670		—	(2)
Barclays Bank PLC	03/15/2019		$598	CNH	4,164		1	—
Barclays Bank PLC	03/15/2019	CNH	12,689 $		1,821		—	—
Barclays Bank PLC	03/15/2019	CNH	2,778 $		399		—	—
Barclays Bank PLC	03/15/2019		$399	CNH	2,781		—	—
Barclays Bank PLC	03/15/2019	CNH	2,818 $		406		—	(2)
Barclays Bank PLC	03/15/2019		$406	CNH	2,824		1	—
Barclays Bank PLC	03/15/2019		$798	CNH	5,490		10	—
BNP Paribas	12/10/2018		$79	SEK	710		1	—
Citigroup Inc	12/19/2018	AUD	3,721 $		2,730		—	(10)
Citigroup Inc	12/19/2018	AUD	27,662 $		19,950		270	—
Citigroup Inc	12/19/2018		$18,882	AUD	26,170		—	(248)
Citigroup Inc	12/19/2018		$3,824	AUD	5,213		13	—
Citigroup Inc	12/19/2018	BRL	22,755 $		5,733		148	—
Citigroup Inc	12/19/2018		$2,102	BRL	7,939		50	—
Citigroup Inc	12/19/2018		$8,235	BRL	33,894		—	(526)
Citigroup Inc	12/19/2018	BRL	19,078 $		5,033		—	(102)
Citigroup Inc	12/19/2018	GBP	19,054 $		24,992		—	(691)
Citigroup Inc	12/19/2018		$3	GBP	2		—	—
Citigroup Inc	12/19/2018		$22,323	GBP	17,282		281	—
Citigroup Inc	12/19/2018	CAD	240 $		181		—	—
Citigroup Inc	12/19/2018		$18,047	CAD	23,735		174	—
Citigroup Inc	12/19/2018	CAD	37,927 $		29,152		—	(591)
Citigroup Inc	12/19/2018		$2,502	CAD	3,331		—	(7)
Citigroup Inc	12/19/2018		$752	CLP	499,810		8	—
Citigroup Inc	12/19/2018	CLP	297,095 $		440		2	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Citigroup Inc	12/19/2018	CLP	1,053,291		$1,594	$	— $	(25)
Citigroup Inc	12/19/2018		$1,339	CLP	920,041		—	(31)
Citigroup Inc	12/19/2018	CNY	6,559		$943		1	—
Citigroup Inc	12/19/2018		$916	CNY	6,403		—	(5)
Citigroup Inc	12/19/2018	CNY	25,169		$3,633		—	(11)
Citigroup Inc	12/19/2018		$3,656	CNY	25,325		12	—
Citigroup Inc	12/19/2018	COP	519,231		$171		—	(10)
Citigroup Inc	12/19/2018		$374	COP	1,157,824		16	—
Citigroup Inc	12/19/2018	COP	638,593		$197		—	—
Citigroup Inc	12/19/2018	CZK	38,100		$1,730		—	(66)
Citigroup Inc	12/19/2018		$1,658	CZK	38,100		—	(6)
Citigroup Inc	12/19/2018		$1,291	EUR	1,143		—	(5)
Citigroup Inc	12/19/2018	EUR	4,288		$4,851		11	—
Citigroup Inc	12/19/2018	EUR	30,440		$35,327		—	(812)
Citigroup Inc	12/19/2018		$55,275	EUR	47,509		1,405	—
Citigroup Inc	12/19/2018		$3,553	HKD	27,807		—	(3)
Citigroup Inc	12/19/2018	HKD	1,256		$161		—	—
Citigroup Inc	12/19/2018	HKD	38,908		$4,968		7	—
Citigroup Inc	12/19/2018		$1,581	HKD	12,356		1	—
Citigroup Inc	12/19/2018	HUF	24,275		$85		—	—
Citigroup Inc	12/19/2018		$2,376	HUF	664,042		49	—
Citigroup Inc	12/19/2018	HUF	151,217		$543		—	(13)
Citigroup Inc	12/19/2018		$3,365	INR	246,937		—	(172)
Citigroup Inc	12/19/2018	INR	246,937		$3,441		96	—
Citigroup Inc	12/19/2018	IDR	536,410		$37		—	—
Citigroup Inc	12/19/2018	IDR	7,016,532		$473		16	—
Citigroup Inc	12/19/2018		$600	IDR	9,162,172		—	(39)
Citigroup Inc	12/19/2018		$5	ILS	18		—	—
Citigroup Inc	12/19/2018	ILS	11,922		$3,286		—	(75)
Citigroup Inc	12/19/2018	ILS	12,977		$3,486		10	—
Citigroup Inc	12/19/2018		$6,901	ILS	24,881		199	—
Citigroup Inc	12/19/2018	JPY	144,794		$1,274		4	—
Citigroup Inc	12/19/2018		$4,855	JPY	551,244		—	(10)
Citigroup Inc	12/19/2018	JPY	3,014,946		$27,093		—	(487)
Citigroup Inc	12/19/2018		$23,382	JPY	2,608,496		363	—
Citigroup Inc	12/19/2018	MXN	276,278		$14,281		—	(737)
Citigroup Inc	12/19/2018		$6,066	MXN	121,227		123	—
Citigroup Inc	12/19/2018	MXN	7,388		$360		2	—
Citigroup Inc	12/19/2018		$3,171	MXN	65,148		—	(23)
Citigroup Inc	12/19/2018		$33	TWD	1,031		—	—
Citigroup Inc	12/19/2018	TWD	19,281		$629		—	(3)
Citigroup Inc	12/19/2018	TWD	37,898		$1,229		2	—
Citigroup Inc	12/19/2018		$2,667	TWD	81,374		24	—
Citigroup Inc	12/19/2018	NZD	19,226		$12,780		437	—
Citigroup Inc	12/19/2018		$11,040	NZD	16,383		—	(223)
Citigroup Inc	12/19/2018	NOK	44,464		$5,313		—	(134)
Citigroup Inc	12/19/2018	NOK	4,744		$551		1	—
Citigroup Inc	12/19/2018		$7,046	NOK	58,695		210	—
Citigroup Inc	12/19/2018		$208	PHP	10,893		—	—
Citigroup Inc	12/19/2018	PHP	10,893		$206		2	—
Citigroup Inc	12/19/2018		$1,523	PLN	5,750		5	—
Citigroup Inc	12/19/2018	PLN	8,597		$2,342		—	(73)
Citigroup Inc	12/19/2018		$440	PLN	1,680		—	(3)
Citigroup Inc	12/19/2018	PLN	20		$5		—	—
Citigroup Inc	12/19/2018	SGD	641		$465		2	—
Citigroup Inc	12/19/2018		$485	SGD	667		—	(1)
Citigroup Inc	12/19/2018	SGD	3,175		$2,324		—	(9)
Citigroup Inc	12/19/2018		$2,307	SGD	3,149		11	—
Citigroup Inc	12/19/2018		$3,674	ZAR	53,016		—	(145)
Citigroup Inc	12/19/2018	ZAR	3,005		$218		—	(2)
Citigroup Inc	12/19/2018		$1,012	ZAR	13,934		8	—
Citigroup Inc	12/19/2018	ZAR	71,231		$4,913		219	—
Citigroup Inc	12/19/2018		$2,999	KRW	3,383,007		—	(22)
Citigroup Inc	12/19/2018	KRW	5,007,897		$4,440		32	—
Citigroup Inc	12/19/2018	KRW	2,942,458		$2,641		—	(14)
Citigroup Inc	12/19/2018		$5,564	KRW	6,186,211		40	—
Citigroup Inc	12/19/2018		$377	SEK	3,447		—	(2)
Citigroup Inc	12/19/2018	SEK	30,713		$3,378		2	—

See accompanying notes.

m

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	12/19/2018		$18,324	SEK	165,412	$120	$—
Citigroup Inc	12/19/2018	SEK	85,620		$9,467	—	(44)
Citigroup Inc	12/19/2018		$21,595	CHF	20,874	658	—
Citigroup Inc	12/19/2018	CHF	15,292		$15,638	—	(300)
Citigroup Inc	12/19/2018	CHF	2,981		$2,985	5	—
Citigroup Inc	12/19/2018		$5,220	CHF	5,219	—	(15)
Citigroup Inc	12/19/2018		$12	THB	393	—	—
Citigroup Inc	12/19/2018		$244	THB	7,919	3	—
Citigroup Inc	12/19/2018	THB	7,919		$243	—	(2)
Citigroup Inc	12/19/2018	THB	393		$12	—	—
Citigroup Inc	03/20/2019	AUD	16,393		$11,894	106	—
Citigroup Inc	03/20/2019		$5,093	AUD	7,012	—	(40)
Citigroup Inc	03/20/2019	AUD	920		$674	—	(1)
Citigroup Inc	03/20/2019		$3,309	BRL	12,707	43	—
Citigroup Inc	03/20/2019	BRL	278		$71	—	—
Citigroup Inc	03/20/2019		$3,444	BRL	13,485	—	(21)
Citigroup Inc	03/20/2019	GBP	3,277		$4,219	—	(20)
Citigroup Inc	03/20/2019		$92	GBP	72	—	—
Citigroup Inc	03/20/2019		$1,972	GBP	1,534	7	—
Citigroup Inc	03/20/2019		$436	CAD	579	—	(1)
Citigroup Inc	03/20/2019	CAD	9,994		$7,563	—	(22)
Citigroup Inc	03/20/2019	CAD	3,331		$2,507	7	—
Citigroup Inc	03/20/2019		$2,243	CAD	2,968	3	—
Citigroup Inc	03/20/2019	CLP	67,921		$100	1	—
Citigroup Inc	03/20/2019	CLP	606,924		$906	—	(1)
Citigroup Inc	03/20/2019		$193	CLP	129,466	—	—
Citigroup Inc	03/20/2019		$129	CLP	86,345	—	—
Citigroup Inc	03/20/2019	CNY	228		$33	—	—
Citigroup Inc	03/20/2019		$2,968	CNY	20,670	5	—
Citigroup Inc	03/20/2019		$203	COP	661,205	—	(1)
Citigroup Inc	03/20/2019		$23	COP	74,992	—	—
Citigroup Inc	03/20/2019	COP	65,620		$20	—	—
Citigroup Inc	03/20/2019	CZK	38,100		$1,668	5	—
Citigroup Inc	03/20/2019	EUR	268		$309	—	(3)
Citigroup Inc	03/20/2019	EUR	10		$11	—	—
Citigroup Inc	03/20/2019		$14,612	EUR	12,710	86	—
Citigroup Inc	03/20/2019		$4,566	EUR	4,002	—	(8)
Citigroup Inc	03/20/2019	HKD	11,217		$1,437	1	—
Citigroup Inc	03/20/2019	HKD	12,091		$1,550	—	—
Citigroup Inc	03/20/2019		$170	HKD	1,328	—	—
Citigroup Inc	03/20/2019		$138	HKD	1,079	—	—
Citigroup Inc	03/20/2019		$280	HUF	80,000	—	(2)
Citigroup Inc	03/20/2019	HUF	22,768		$81	—	(1)
Citigroup Inc	03/20/2019	INR	55,278		$774	9	—
Citigroup Inc	03/20/2019		$597	INR	42,799	—	(10)
Citigroup Inc	03/20/2019	INR	19,298		$273	—	—
Citigroup Inc	03/20/2019	IDR	535,431		$37	—	—
Citigroup Inc	03/20/2019	IDR	2,430,501		$165	2	—
Citigroup Inc	03/20/2019		$146	IDR	2,145,640	—	(2)
Citigroup Inc	03/20/2019		$110	IDR	1,599,575	—	—
Citigroup Inc	03/20/2019	ILS	63		$17	—	—
Citigroup Inc	03/20/2019	ILS	162		$44	—	—
Citigroup Inc	03/20/2019		$3,512	ILS	12,977	—	(12)
Citigroup Inc	03/20/2019		$1,176	ILS	4,326	1	—
Citigroup Inc	03/20/2019		$1,827	JPY	205,980	—	(5)
Citigroup Inc	03/20/2019		$6,579	JPY	736,541	28	—
Citigroup Inc	03/20/2019	JPY	8,595		$76	—	—
Citigroup Inc	03/20/2019	JPY	25,786		$230	—	(1)
Citigroup Inc	03/20/2019		$413	MXN	8,516	1	—
Citigroup Inc	03/20/2019	MXN	65,148		$3,125	24	—
Citigroup Inc	03/20/2019	MXN	48,861		$2,372	—	(10)
Citigroup Inc	03/20/2019		$14	MXN	288	—	—
Citigroup Inc	03/20/2019		$687	TWD	21,023	—	(1)
Citigroup Inc	03/20/2019	TWD	1,480		$48	—	—
Citigroup Inc	03/20/2019		$300	TWD	9,173	—	—
Citigroup Inc	03/20/2019	TWD	2,617		$86	—	—
Citigroup Inc	03/20/2019	NZD	12,828		$8,754	77	—
Citigroup Inc	03/20/2019		$554	NOK	4,744	—	(1)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver	Asset	Liability
Citigroup Inc	03/20/2019		$2,788	NOK	23,718	$13	$—
Citigroup Inc	03/20/2019	NOK	124 $		15	—	—
Citigroup Inc	03/20/2019	PHP	1,469 $		28	—	—
Citigroup Inc	03/20/2019	PHP	14,331 $		272	—	—
Citigroup Inc	03/20/2019		$333	PLN	1,253	1	—
Citigroup Inc	03/20/2019	PLN	3,014 $		800	—	(2)
Citigroup Inc	03/20/2019		$319	PLN	1,210	—	(1)
Citigroup Inc	03/20/2019	PLN	603 $		159	1	—
Citigroup Inc	03/20/2019		$34	SGD	47	—	—
Citigroup Inc	03/20/2019	SGD	537 $		393	—	—
Citigroup Inc	03/20/2019		$44	SGD	60	—	—
Citigroup Inc	03/20/2019	SGD	537 $		392	1	—
Citigroup Inc	03/20/2019		$283	ZAR	4,007	—	(3)
Citigroup Inc	03/20/2019	ZAR	14,553 $		1,045	—	(8)
Citigroup Inc	03/20/2019	ZAR	14,488 $		1,020	13	—
Citigroup Inc	03/20/2019		$193	ZAR	2,674	2	—
Citigroup Inc	03/20/2019		$3,346	KRW	3,751,810	—	(18)
Citigroup Inc	03/20/2019	KRW	470,234 $		419	3	—
Citigroup Inc	03/20/2019	KRW	130,941 $		117	—	—
Citigroup Inc	03/20/2019	SEK	17,526 $		1,951	—	(6)
Citigroup Inc	03/20/2019		$9,359	SEK	84,041	35	—
Citigroup Inc	03/20/2019		$2,401	CHF	2,373	—	(1)
Citigroup Inc	03/20/2019	CHF	417 $		424	—	(2)
Citigroup Inc	03/20/2019	CHF	139 $		141	—	—
Citigroup Inc	03/20/2019		$7,871	CHF	7,750	26	—
Citigroup Inc	03/20/2019	THB	1,221 $		37	—	—
Citigroup Inc	12/10/2018		$101	JPY	11,500	—	—
Citigroup Inc	01/04/2019		$16,211	EUR	14,132	161	—
Citigroup Inc	01/04/2019		$2,589	EUR	2,289	—	(11)
Citigroup Inc	01/04/2019	EUR	448 $		518	—	(9)
Credit Suisse	12/28/2018		$1,025	COP	3,330,000	—	(4)
Deutsche Bank AG	12/03/2018		$154	EUR	135	1	—
Deutsche Bank AG	12/03/2018	EUR	135 $		155	—	(2)
Deutsche Bank AG	12/03/2018		$147	MXN	2,975	1	—
Deutsche Bank AG	12/03/2018	MXN	2,975 $		147	—	(1)
Deutsche Bank AG	12/10/2018		$175	CLP	118,535	—	(2)
Deutsche Bank AG	12/10/2018	CLP	118,535 $		176	1	—
Deutsche Bank AG	12/31/2018		$1,338	GBP	1,046	3	—
Deutsche Bank AG	12/31/2018		$466	EUR	412	—	(2)
Deutsche Bank AG	01/03/2019		$147	MXN	2,975	1	—
HSBC Securities Inc	12/17/2018		$6,023	ARS	237,900	—	(171)
HSBC Securities Inc	12/17/2018	ARS	220,000 $		5,785	—	(57)
HSBC Securities Inc	12/17/2018	ARS	285,000 $		7,011	410	—
HSBC Securities Inc	01/11/2019	BRL	44,400 $		11,722	—	(258)
HSBC Securities Inc	01/11/2019		$23,919	CNH	166,625	—	(27)
HSBC Securities Inc	01/11/2019	CNH	166,625 $		23,993	—	(47)
HSBC Securities Inc	01/11/2019	EUR	7,665 $		8,726	—	(15)
HSBC Securities Inc	01/11/2019		$8,753	HUF	2,491,000	1	—
HSBC Securities Inc	01/11/2019	ZAR	175,800 $		12,077	556	—
JPMorgan Chase	12/03/2018		$9,534	ARS	382,400	—	(601)
JPMorgan Chase	12/03/2018	ARS	382,400 $		9,875	260	—
JPMorgan Chase	12/19/2018		$40,277	JPY	4,451,392	995	—
JPMorgan Chase	01/04/2019	EUR	2,940 $		3,369	—	(30)
Merrill Lynch	12/10/2018	CNY	1,390 $		201	—	(1)
Morgan Stanley & Co	12/03/2018	MYR	630 $		151	—	—
Morgan Stanley & Co	12/03/2018		$151	MYR	630	—	—
Morgan Stanley & Co	12/06/2018		$75	HUF	21,135	1	—
Morgan Stanley & Co	12/10/2018	PEN	705 $		209	—	—
Morgan Stanley & Co	12/10/2018	PHP	10,315 $		195	2	—
Morgan Stanley & Co	12/10/2018		$124	RUB	8,225	1	—
Morgan Stanley & Co	12/10/2018		$128	SGD	175	—	—
Morgan Stanley & Co	12/17/2018		$152	NZD	225	—	(3)
Morgan Stanley & Co	12/24/2018		$256	GBP	200	1	—
Morgan Stanley & Co	12/28/2018		$161	TWD	4,940	—	—
Morgan Stanley & Co	12/31/2018		$6,210	ZAR	86,950	—	(46)
State Street Financial Global Markets	12/19/2018		$17,603	EUR	15,090	493	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver				Asset			Liability
UBS AG		12/28/2018	$3,729 HUF				1,070,120	$	— $			(26)
Total								$	25,027	$(19,880)
Amounts in thousands.

Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as of	(Pay)/Receive					Upfront	Unrealized
		November 30,	Fixed	Payment		Notional	Payments/	Appreciation/		Fair Value
Counterparty	Reference Entity	2018 (a)	Rate	Frequency	Maturity Date	Amount	(Receipts)		(Depreciation)	Asset		Liability
Barclays Bank PLC	ITRAXX.ASIA	N/A	(1.00)%	Quarterly	12/20/2023	$33,450		$(213)$	106 $	— $		(107)
Goldman Sachs & Co	Assured Guaranty	0.47%	(5.00)%	Quarterly	12/20/2021		6,000	(554)	(241)	—		(795)
	Municipal Corp, 5.00%,
	06/20/2022
Goldman Sachs & Co	Frontier	16.45%	(5.00)%	Quarterly	06/20/2022		2,000	419	115	534		—
	Communications, 9.00%,
	08/15/2031
Goldman Sachs & Co	Gap Inc/The, 5.95%,	0.69%	(1.00)%	Quarterly	12/20/2021		3,000	192	(219)	—		(27)
	04/12/2021
Goldman Sachs & Co	Hertz Corp/The, 5.88%,	3.82%	(5.00)%	Quarterly	12/20/2020		8,000	82	(263)	—		(181)
	10/15/2020
Goldman Sachs & Co	International Lease	0.93%	(5.00)%	Quarterly	12/20/2021		6,000	(645)	(63)	—		(708)
	Finance Corp, 8.25%,
	12/15/2020
Goldman Sachs & Co	JC Penney Corp Inc,	29.48%	(5.00)%	Quarterly	12/20/2022		3,000	484	1,039		1,523	—
	6.38%, 10/15/2036
Goldman Sachs & Co	JC Penney Corp Inc,	26.72%	(5.00)%	Quarterly	12/20/2021		2,000	672	152	824		—
	6.38%, 10/15/2036
Goldman Sachs & Co	Kohl's Corp, 4.00%,	0.61%	(1.00)%	Quarterly	12/20/2021		3,000	115	(149)	—		(34)
	11/01/2021
Goldman Sachs & Co	Macy's Retail Holdings	1.29%	(1.00)%	Quarterly	12/20/2022		3,000	253	(220)	33		—
	Inc, 3.45%, 01/15/2021
Goldman Sachs & Co	Nordstrom Inc, 6.95%,	0.65%	(1.00)%	Quarterly	12/20/2021		3,000	49	(80)	—		(31)
	03/15/2028
Goldman Sachs & Co	RR Donnelley and Sons	6.00%	(5.00)%	Quarterly	12/20/2023		2,000	105	(25)	80		—
	Co, 7.88%, 03/15/2021
Goldman Sachs & Co	Staples Inc, 3.75%,	2.57%	(1.00)%	Quarterly	12/20/2021		4,000	160	19	179		—
	01/12/2018
HSBC Securities Inc	Brazilian Government	2.09%	(1.00)%	Quarterly	12/20/2023	15,500		953	(196)	757		—
	International Bond,
	4.25%, 01/07/2025
JPMorgan Chase	Petroleos Mexicanos,	2.64%	(1.00)%	Quarterly	12/20/2023		3,550	259	75	334		—
	6.63%, 06/15/2035
Merrill Lynch	Enel Spa, 5.25%,	1.16%	(1.00)%	Quarterly	06/20/2023	EUR	1,700	(1)	15	14		—
	05/20/2024
Morgan Stanley & Co	CDX.30.EM.100	N/A	(1.00)%	Quarterly	12/20/2023		$4,155	194	3	197		—
Morgan Stanley & Co	CMBX.NA.AAA	N/A	(3.00)%	Monthly	05/11/2063		2,000	240	48	288		—
Morgan Stanley & Co	Enel Spa, 5.25%,	1.28%	(1.00)%	Quarterly	12/20/2023	EUR	1,120	7	10	17		—
	05/20/2024
Total								$2,771	$126	$ 4,780		$(1,883)
Sell Protection
		Implied Credit
		Spread as of	(Pay)/					Upfront	Unrealized
		November 30,	Receive Fixed	Payment		Notional	Payments/	Appreciation/		Fair Value (c)
Counterparty	Reference Entity	2018 (a)	Rate	Frequency	Maturity Date	Amount (b)	(Receipts)		(Depreciation)	Asset		Liability
Citigroup Inc	Petroleos Mexicanos,	2.64%	1.00%	Quarterly	12/20/2023		$3,550	$(222)$	(112)$	— $		(334)
	6.63%, 06/15/2035
Goldman Sachs & Co	JC Penney Corp Inc,	23.20%	5.00%	Quarterly	12/20/2020		2,000	(442)	(117)	—		(559)
	6.38%, 10/15/2036
Total								$(664)$	(229)$	— $		(893)
Amounts in thousands.

See accompanying notes.

		Consolidated Schedule of Investments
		Global Multi-Strategy Fund
		November 30, 2018 (unaudited)

		Exchange Cleared Credit Default Swaps
Buy Protection
	Implied Credit
	Spread as of	(Pay)/					Upfront	Unrealized
	November 30,	Receive Fixed				Payments/	Appreciation/
Reference Entity	2018 (a)	Rate	Payment Frequency	Maturity Date		(Receipts)	(Depreciation)		Fair Value
Argentine Republic Government International	6.52%	(5.00)%	Quarterly	06/20/2023		$760	$2	$39	$41
Bond, 7.50%, 04/22/2026
Argentine Republic Government International	6.52%	(5.00)%	Quarterly	06/20/2023		760	2	39	41
Bond, 7.50%, 04/22/2026
Argentine Republic Government International	6.59%	(5.00)%	Quarterly	12/20/2023		285	14	4	18
Bond, 7.50%, 04/22/2026
Argentine Republic Government International	6.52%	(5.00)%	Quarterly	06/20/2023		3,167	261	(90)	171
Bond, 7.50%, 04/22/2026
Argentine Republic Government International	6.52%	(5.00)%	Quarterly	06/20/2023		760	2	39	41
Bond, 7.50%, 04/22/2026
Argentine Republic Government International	6.52%	(5.00)%	Quarterly	06/20/2023		760	(7)	48	41
Bond, 7.50%, 04/22/2026
ITRAXX.CDS.I	N/A	(5.00)%	Quarterly	12/20/2022		EUR 8,000	(833)	259	(574)
Turkey Government International Bond, 11.88%,	3.92%	(1.00)%	Quarterly	12/20/2023	$ 12,608		1,476	63		1,539
01/15/2030
Total							$917	$401		$ 1,318
Sell Protection
	Implied Credit
	Spread as of	(Pay)/					Upfront	Unrealized
	November 30,	Receive Fixed	Payment		Notional	Payments/	Appreciation/
Reference Entity	2018 (a)	Rate	Frequency	Maturity Date	Amount (b)	(Receipts)	(Depreciation)		Fair Value (c)
CDX.31.HY.500	N/A	5.00%	Quarterly	12/20/2023		$2,500	$88	$24	$112
CDX.NA.HY.31	N/A	5.00%	Quarterly	12/20/2023		1,925	137	(50)	87
ITRAXX.30.15	N/A	5.00%	Quarterly	12/20/2023	EUR	1,103	121	(38)	83
Total							$346	$(64)$	282
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $9,975 and 1,103 EUR .

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps

					Notional Amount		Notional Amount		Upfront	Unrealized
			Payment		of Currency		of Currency		Payments/	Appreciation/	Fair Value
Counterparty	Fund Receives	Fund Pays	Frequency	Maturity Date	Received		Delivered		(Receipts)	(Depreciation)	Asset	Liability
Bank of America	3 Month USD	15.99%	Quarterly	02/13/2024	$830 TRY	4,380		$	— $	4	$4	$—
NA	LIBOR
Total							$		— $	4	$4	$—
Amounts in thousands.

Interest Rate Swaps

			(Pay)/						Unrealized	Upfront
			Receive	Payment					Appreciation/	Payments/	Fair Value
Counterparty	Floating Rate Index		Floating Rate	Fixed Rate	Frequency	Maturity Date	Notional Amount		(Depreciation)	(Receipts)	Asset Liability
Bank of America NA	6 Month Thai Baht		Receive	2.09% Semiannual	07/11/2023	THB	58,736	$	— $	— $	— $	—
	Interest Rate Fixing
Bank of America NA	6 Month Thai Baht		Receive	2.14% Semiannual	08/02/2023		63,000		(4)	—	—	(4)
	Interest Rate Fixing
Bank of America NA	6 Month Thai Baht		Receive	2.14% Semiannual	05/11/2023		163,172		(18)	—	—	(18)
	Interest Rate Fixing
Bank of America NA	6 Month Thai Baht		Receive	2.10% Semiannual	05/15/2023		163,172		(7)	—	—	(7)
	Interest Rate Fixing

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/					Unrealized		Upfront
		Receive		Payment				Appreciation/	Payments/	Fair Value
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date		Notional Amount	(Depreciation)	(Receipts)	Asset	Liability
Bank of America NA	Brazil Cetip DI Interbank	Pay	9.16%	Annual	01/02/2023	BRL	8,412	$12 $	— $	12	$—
	Deposit Rate
Bank of America NA	Brazil Cetip DI Interbank	Pay	10.60%	Annual	01/02/2023		6,496	80	—	80	—
	Deposit Rate
Bank of America NA	Brazil Cetip DI Interbank	Pay	10.55%	Annual	01/02/2023		5,683	68	—	68	—
	Deposit Rate
Bank of America NA	China Foreign Exchange	Pay	4.01%	Quarterly	01/31/2023	CNY	8,690	48	—	48	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	4.01%	Quarterly	11/01/2022		5,889	31	—	31	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.85%	Quarterly	09/08/2022		8,370	37	—	37	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	4.00%	Quarterly	11/16/2022		11,500	61	—	61	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.77%	Quarterly	09/18/2022		5,859	23	—	23	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.12%	Quarterly	11/21/2023		9,749	2	—	2	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.98%	Quarterly	03/24/2022		9,200	43	—	43	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.72%	Quarterly	06/22/2022		11,886	43	—	43	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.72%	Quarterly	03/30/2023		10,570	42	—	42	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.63%	Quarterly	05/04/2023		21,937	74	—	74	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	China Foreign Exchange	Pay	3.97%	Quarterly	02/23/2023		11,797	62	—	62	—
	Trade System Fixing
	Repo Rates 7 Day
Bank of America NA	Financial Benchmarks	Receive	6.19% Semiannual		06/29/2022	INR	194,196	55	—	55	—
	India Pvt. Ltd -
	Overnight Mumbai
	Interbank Offered Rate
Bank of America NA	Financial Benchmarks	Receive	6.60% Semiannual		04/03/2023		282,500	36	—	36	—
	India Pvt. Ltd -
	Overnight Mumbai
	Interbank Offered Rate
Bank of America NA	Financial Benchmarks	Receive	7.49% Semiannual		10/03/2023		133,728	(40)	—	—	(40)
	India Pvt. Ltd -
	Overnight Mumbai
	Interbank Offered Rate
Barclays Bank PLC	Financial Benchmarks	Receive	7.54% Semiannual		10/10/2023		174,580	(71)	—	—	(71)
	India Pvt. Ltd -
	Overnight Mumbai
	Interbank Offered Rate
Merrill Lynch	6 Month Thai Baht	Receive	2.22% Semiannual		05/22/2023	THB	94,961	(19)	—	—	(19)
	Interest Rate Fixing
Total								$558 $	— $	717	$(159)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps

		(Pay)/					Unrealized		Upfront
		Receive		Payment				Appreciation/	Payments/
Floating Rate Index		Floating Rate	Fixed Rate	Frequency	Maturity Date		Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month Johannesburg Interbank Agreed Rate		Pay	7.69%	Semiannual	12/19/2020	ZAR	61,690	$20 $	— $	20
3 Month Johannesburg Interbank Agreed Rate		Pay	7.72%	Quarterly	04/26/2028		19,000	(49)	—	(49)
3 Month Johannesburg Interbank Agreed Rate		Pay	6.95%	Quarterly	03/22/2021		53,793	(40)	—	(40)

See accompanying notes.

		Consolidated Schedule of Investments
		Global Multi-Strategy Fund
		November 30, 2018 (unaudited)

	Exchange Cleared Interest Rate Swaps (continued)
	(Pay)/					Unrealized			Upfront
	Receive		Payment				Appreciation/		Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date		Notional Amount	(Depreciation)		(Receipts)	Fair Value
3 Month Johannesburg Interbank Agreed Rate	Pay	6.88%	Quarterly	05/11/2020	ZAR	69,549	$(31)$		1	$(30)
3 Month Johannesburg Interbank Agreed Rate	Pay	7.82%	Quarterly	05/08/2028		14,707	(31)		(1)	(32)
3 Month Johannesburg Interbank Agreed Rate	Pay	7.64%	Quarterly	03/29/2028		11,583	(34)		—	(34)
3 Month Johannesburg Interbank Agreed Rate	Receive	7.01%	Quarterly	06/04/2020		132,866	45		1	46
3 Month Johannesburg Interbank Agreed Rate	Pay	7.67%	Quarterly	03/12/2028		33,000	(92)		—	(92)
3 Month Johannesburg Interbank Agreed Rate	Pay	7.09%	Quarterly	05/31/2020		60,839	(16)		(1)	(17)
3 Month Johannesburg Interbank Agreed Rate	Pay	7.67%	Quarterly	12/19/2020		28,420	8		1	9
3 Month Johannesburg Interbank Agreed Rate	Pay	7.91%	Quarterly	05/24/2028		35,608	(60)		(3)	(63)
3 Month Johannesburg Interbank Agreed Rate	Pay	7.07%	Quarterly	05/30/2020		82,830	(23)		(1)	(24)
3 Month Johannesburg Interbank Agreed Rate	Pay	7.41%	Quarterly	06/19/2020		52,836	4		(1)	3
3 Month Johannesburg Interbank Agreed Rate	Pay	7.20%	Quarterly	06/04/2020		132,866	(17)		(3)	(20)
3 Month KRW Certificate of Deposit	Pay	2.05%	Quarterly	04/27/2020	KRW 10,376,800		22		1	23
3 Month KRW Certificate of Deposit	Pay	2.39%	Quarterly	04/27/2028	2,174,550		65		1	66
3 Month KRW Certificate of Deposit	Pay	2.18%	Quarterly	05/31/2023	4,141,500		40		1	41
3 Month KRW Certificate of Deposit	Pay	2.18%	Quarterly	09/27/2028	3,980,000		49		—	49
3 Month KRW Certificate of Deposit	Pay	2.39%	Quarterly	04/26/2028	2,174,550		65		—	65
3 Month KRW Certificate of Deposit	Pay	2.11%	Quarterly	07/19/2023	4,748,000		33		—	33
3 Month KRW Certificate of Deposit	Pay	2.27%	Quarterly	04/26/2023	4,196,500		55		—	55
3 Month Stockholm Interbank Offered Rate	Receive	1.27%	Quarterly	03/27/2028	SEK	15,100	(31)		1	(30)
3 Month USD LIBOR	Receive	3.04%	Quarterly	08/07/2028		$2,362	2		—	2
3 Month USD LIBOR	Receive	3.09%	Quarterly	10/01/2024		4,584	(25)		—	(25)
3 Month USD LIBOR	Receive	2.71%	Quarterly	02/09/2025		7,061	113		—	113
3 Month USD LIBOR	Receive	1.93%	Quarterly	01/13/2022		4,225	133		—	133
3 Month USD LIBOR	Receive	2.02%	Quarterly	01/23/2022		5,283	152		1	153
3 Month USD LIBOR	Receive	2.02%	Quarterly	02/07/2022		4,265	126		—	126
3 Month USD LIBOR	Receive	2.12%	Quarterly	03/08/2022		6,219	167		1	168
3 Month USD LIBOR	Receive	2.79%	Quarterly	03/26/2023		3,918	28		1	29
3 Month USD LIBOR	Pay	2.61%	Semiannual	03/26/2020		9,437	(39)		—	(39)
3 Month USD LIBOR	Receive	2.23%	Quarterly	04/03/2024		4,061	151		—	151
3 Month USD LIBOR	Pay	3.08%	Semiannual	10/26/2020		9,736	21		—	21
3 Month USD LIBOR	Pay	2.98%	Semiannual	08/07/2023		4,428	—		—	—
3 Month USD LIBOR	Receive	3.04%	Quarterly	05/22/2025		3,180	(9)		—	(9)
3 Month USD LIBOR	Pay	2.81%	Semiannual	07/09/2020		6,292	(14)		—	(14)
3 Month USD LIBOR	Receive	2.88%	Quarterly	08/21/2025		6,337	44		—	44
3 Month USD LIBOR	Receive	3.16%	Quarterly	11/06/2023		3,990	(34)		1	(33)
3 Month USD LIBOR	Receive	2.88%	Quarterly	09/07/2021		1,289	4		—	4
3 Month USD LIBOR	Pay	2.11%	Semiannual	01/05/2020		162,480	(1,387)	—	(1,387)
3 Month USD LIBOR	Receive	2.89%	Quarterly	07/09/2023		2,618	9		—	9
3 Month USD LIBOR	Receive	2.90%	Quarterly	07/19/2023		2,097	6		—	6
3 Month USD LIBOR	Receive	2.77%	Quarterly	03/07/2025		3,938	50		—	50
3 Month USD LIBOR	Pay	2.52%	Semiannual	03/08/2020		4,552	(24)		—	(24)
3 Month USD LIBOR	Receive	2.75%	Quarterly	03/29/2025		1,575	22		—	22
3 Month USD LIBOR	Receive	2.93%	Quarterly	06/11/2025		3,963	14		—	14
3 Month USD LIBOR	Pay	2.77%	Semiannual	05/10/2020		4,292	(11)		1	(10)
3 Month USD LIBOR	Receive	2.94%	Quarterly	05/10/2023		1,785	2		—	2
3 Month USD LIBOR	Receive	2.75%	Quarterly	03/08/2023		1,892	17		—	17
3 Month USD LIBOR	Receive	2.97%	Quarterly	04/25/2025		2,700	3		—	3
3 Month USD LIBOR	Receive	1.19%	Quarterly	08/11/2021		6,434	299		—	299
3 Month USD LIBOR	Pay	1.74%	Semiannual	07/05/2020		11,160	(211)		—	(211)
3 Month USD LIBOR	Pay	3.09%	Semiannual	10/22/2020		15,360	37		—	37
3 Month USD LIBOR	Pay	3.10%	Semiannual	10/22/2020		12,890	32		—	32
3 Month USD LIBOR	Receive	2.09%	Quarterly	03/03/2022		7,419	206		—	206
3 Month USD LIBOR	Receive	2.00%	Quarterly	04/11/2022		5,502	171		1	172
3 Month USD LIBOR	Pay	2.38%	Semiannual	06/09/2047		519	(78)		—	(78)
3 Month USD LIBOR	Pay	2.83%	Semiannual	07/24/2020		37,800	(74)		—	(74)
3 Month USD LIBOR	Pay	2.60%	Semiannual	04/13/2020		25,370	(113)		—	(113)
3 Month USD LIBOR	Pay	2.00%	Semiannual	01/31/2024		5,083	(238)		—	(238)
3 Month USD LIBOR	Receive	2.43%	Quarterly	01/05/2028		32,190	1,559	—	1,559
3 Month USD LIBOR	Receive	2.93%	Quarterly	07/16/2028		32,300	314		—	314
3 Month USD LIBOR	Pay	2.83%	Semiannual	07/16/2020		146,000	(284)		—	(284)
3 Month USD LIBOR	Receive	2.83%	Quarterly	04/11/2028		2,236	39		—	39
3 Month USD LIBOR	Receive	3.15%	Quarterly	10/26/2023		4,060	(32)		—	(32)
3 Month USD LIBOR	Receive	1.92%	Quarterly	01/11/2022		2,111	67		—	67
3 Month USD LIBOR	Receive	2.97%	Quarterly	08/03/2021		1,008	—		—	—
3 Month USD LIBOR	Receive	3.08%	Quarterly	09/24/2023		788	(4)		—	(4)
3 Month USD LIBOR	Pay	1.76%	Semiannual	04/07/2020		11,960	(186)		—	(186)
3 Month USD LIBOR	Receive	2.55%	Quarterly	05/18/2047		507	59		1	60
3 Month USD LIBOR	Receive	1.89%	Quarterly	01/19/2022		2,111	68		1	69

See accompanying notes.

		Consolidated Schedule of Investments
		Global Multi-Strategy Fund
		November 30, 2018 (unaudited)

	Exchange Cleared Interest Rate Swaps (continued)
	(Pay)/					Unrealized		Upfront
	Receive		Payment				Appreciation/	Payments/
Floating Rate Index	Floating Rate	Fixed Rate	Frequency	Maturity Date		Notional Amount	(Depreciation)	(Receipts)	Fair Value
3 Month USD LIBOR	Receive		2.21% Quarterly	03/15/2022		$5,314	$128 $	— $	128
3 Month USD LIBOR	Receive		2.04% Quarterly	01/31/2024		5,065	228	1	229
3 Month USD LIBOR	Receive		1.94% Quarterly	01/10/2022		2,111	65	1	66
3 Month USD LIBOR	Pay		1.74% Semiannual	04/10/2020		9,180	(147)	—	(147)
3 Month USD LIBOR	Receive		2.97% Quarterly	05/04/2025		2,381	3	—	3
6 Month Budapest Interbank Offered Rate	Receive		1.89% Semiannual	06/29/2023	HUF	631,810	(17)	1	(16)
6 Month Budapest Interbank Offered Rate	Receive		1.00% Semiannual	04/16/2023		705,775	76	(4)	72
6 Month Budapest Interbank Offered Rate	Receive		0.76% Semiannual	05/29/2021	1,242,450		40	(1)	39
6 Month Budapest Interbank Offered Rate	Receive		1.32% Semiannual	12/04/2021	1,197,000		(1)	—	(1)
6 Month Budapest Interbank Offered Rate	Receive		1.68% Semiannual	06/13/2023		724,713	4	—	4
6 Month Budapest Interbank Offered Rate	Receive		2.09% Semiannual	07/11/2023		482,425	(27)	1	(26)
6 Month Budapest Interbank Offered Rate	Receive		1.12% Semiannual	07/17/2022		688,840	33	(1)	32
6 Month Budapest Interbank Offered Rate	Receive		0.77% Semiannual	06/08/2021		534,314	17	—	17
6 Month Budapest Interbank Offered Rate	Receive		1.56% Semiannual	09/28/2021		676,600	(21)	1	(20)
6 Month Budapest Interbank Offered Rate	Receive		1.54% Semiannual	09/25/2021		756,200	(22)	1	(21)
6 Month Budapest Interbank Offered Rate	Receive		1.58% Semiannual	08/15/2021		795,400	(29)	1	(28)
6 Month Budapest Interbank Offered Rate	Pay		0.91% Annual	08/02/2020	1,392,740		(22)	11	(11)
6 Month Budapest Interbank Offered Rate	Receive		2.46% Semiannual	10/18/2023		334,950	(37)	1	(36)
6 Month Budapest Interbank Offered Rate	Receive		0.91% Semiannual	08/02/2020	1,392,740		(11)	—	(11)
6 Month Warsaw Interbank Offered Rate	Receive		2.46% Semiannual	05/14/2023	PLN	4,788	(14)	—	(14)
6 Month Warsaw Interbank Offered Rate	Receive		2.52% Semiannual	03/09/2022		7,210	(28)	—	(28)
6 Month Warsaw Interbank Offered Rate	Receive		2.37% Semiannual	04/26/2022		6,600	(19)	1	(18)
6 Month Warsaw Interbank Offered Rate	Receive		2.54% Semiannual	05/17/2023		5,873	(23)	—	(23)
6 Month Warsaw Interbank Offered Rate	Receive		2.52% Semiannual	05/17/2023		5,723	(21)	—	(21)
6 Month Warsaw Interbank Offered Rate	Receive		2.54% Semiannual	06/11/2023		11,235	(43)	1	(42)
6 Month Warsaw Interbank Offered Rate	Receive		2.48% Semiannual	03/23/2023		4,152	(14)	1	(13)
6 Month Warsaw Interbank Offered Rate	Receive		2.55% Semiannual	03/10/2022		6,420	(27)	—	(27)
6 Month Warsaw Interbank Offered Rate	Receive		2.44% Semiannual	05/07/2023		11,752	(32)	—	(32)
Brazil Cetip DI Interbank Deposit Rate	Pay		9.57% Annual	01/02/2025	BRL	7,530	36	(3)	33
Brazil Cetip DI Interbank Deposit Rate	Pay		10.37% Annual	01/02/2023		6,661	93	(6)	87
Brazil Cetip DI Interbank Deposit Rate	Pay		11.45% Annual	01/02/2023		7,642	146	(3)	143
Brazil Cetip DI Interbank Deposit Rate	Pay		9.36% Annual	01/02/2023		5,985	20	(1)	19
Brazil Cetip DI Interbank Deposit Rate	Pay		9.58% Annual	01/02/2025		8,011	40	(3)	37
Brazil Cetip DI Interbank Deposit Rate	Pay		9.91% Annual	01/02/2025		5,949	47	(3)	44
Canada Bankers Acceptances 3 Month	Receive		2.39% Semiannual	09/18/2027	CAD	9,200	195	(19)	176
Canada Bankers Acceptances 3 Month	Pay		2.11% Semiannual	09/15/2021		22,700	(217)	17	(200)
Canada Bankers Acceptances 3 Month	Pay		2.07% Semiannual	09/19/2021		17,570	(184)	14	(170)
Canada Bankers Acceptances 3 Month	Pay		2.12% Semiannual	09/18/2021		22,700	(212)	16	(196)
Canada Bankers Acceptances 3 Month	Receive		2.36% Semiannual	09/15/2027		9,200	211	(21)	190
Canada Bankers Acceptances 3 Month	Receive		2.35% Semiannual	09/14/2027		3,900	92	(9)	83
Canada Bankers Acceptances 3 Month	Pay		2.10% Semiannual	09/14/2021		9,500	(94)	8	(86)
Canada Bankers Acceptances 3 Month	Receive		2.37% Semiannual	09/15/2027		9,200	208	(20)	188
Canada Bankers Acceptances 3 Month	Pay		2.12% Semiannual	09/15/2021		22,700	(214)	17	(197)
Canada Bankers Acceptances 3 Month	Pay		2.44% Semiannual	03/22/2023		5,285	(27)	4	(23)
Canada Bankers Acceptances 3 Month	Pay		2.75% Semiannual	10/18/2022		7,500	36	—	36
Canada Bankers Acceptances 3 Month	Pay		2.53% Semiannual	04/03/2028		2,670	(37)	4	(33)
Canada Bankers Acceptances 3 Month	Pay		2.58% Semiannual	03/22/2028		2,642	(27)	4	(23)
Canada Bankers Acceptances 3 Month	Receive		2.36% Semiannual	09/19/2027		7,180	164	(16)	148
Canada Bankers Acceptances 3 Month	Pay		2.62% Semiannual	03/23/2028		2,642	(20)	3	(17)
Canada Bankers Acceptances 3 Month	Receive		2.56% Semiannual	04/09/2028		5,208	58	(5)	53
Canada Bankers Acceptances 3 Month	Pay		2.37% Semiannual	04/09/2022		18,154	(97)	9	(88)
Colombia IBR Overnight Interbank Reference Rate	Pay		5.65% Quarterly	11/23/2023	COP 8,578,500		—	—	—
Colombia IBR Overnight Interbank Reference Rate	Pay		5.67% Quarterly	11/27/2023	5,825,400		1	—	1
Colombia IBR Overnight Interbank Reference Rate	Pay		5.63% Quarterly	11/26/2023	5,825,400		(2)	—	(2)
US Federal Funds Effective Rate (continuous	Receive		1.68% Annual	03/31/2019		$14,206	59	—	59
series)
Total							$1,448	$8	$ 1,456
Amounts in thousands.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Total Return Equity Basket Swaps

							Upfront	Value and Unrealized
			Payment				Payments/	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Notional Amount		(Receipts)	Asset	Liability
Bank of America NA	Floating rate based on 1	Total return on a custom basket of	Monthly	12/27/2018	$2,499	$	— $	7	$—
	month Euribor plus/less	long and short securities traded in
	spread	EUR
Bank of America NA	Floating rate based on 1	Total return on a custom basket of	Monthly	05/26/2020-	226		—	—	—
	month GBP LIBOR plus/	long and short securitied traded in		07/27/2020
	less spread	GBP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/22/2019	556		—	85	—
	month LIBOR plus/less	long and short securities traded in
	spread	MYR
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/28/2019-	10,970		—	281	—
	month LIBOR plus/less	long and short securities traded in		04/19/2019
	spread	KRW
Deutsche Bank AG	Floating rate based on	Total return on a custom basket of	Monthly	03/24/2019	2,809		—	—	(140)
	the 1 month South Africa	long and short securities traded in
	Johannesburg Interbank	ZAR
Agreed Rate plus/less
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/18/2021	2,853		—	10	—
	month LIBOR plus/less	long and short securities traded in
	spread	USD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	09/22/2022	795		—	—	(117)
	week LIBOR plus/less	long and short securities traded in IDR
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/22/2019	4,804		—	36	—
	month LIBOR plus/less	long and short securities traded in
	spread	TWD
Deutsche Bank AG	Floating rate based on the	Total return on a custom basket of	Monthly	01/20/2022	1,422		—	38	—
	Poland Warsaw Interbank	long and short securities traded in
	Offer/Bid Spot Week	PLN
Rate plus/less spread
Deutsche Bank AG	Floating rate based on	Total return on a custom basket of	Monthly	03/20/2023	1,244		—	52	—
	28 day Mexico Interbank	long and short securities traded in
	TIIE Rate plus/less	MXN
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	06/15/2022	54		—	—	(6)
	month LIBOR plus/less	long and short securities traded in CLP
spread
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	03/22/2023	2,218		—	138	—
	month LIBOR plus/less	long and short securities traded in
	spread	BRL
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	01/21/2019-	20,336		—	—	(660)
	week LIBOR plus/less	long and short securities traded in		05/21/2019
	spread	GBP
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	01/19/2022	17,291		—	—	(147)
	week HIBOR plus/less	long and short securities traded in
	spread	HKD
Deutsche Bank AG	Floating rate based on 1	Total return on a custom basket of	Monthly	08/19/2022	7,941		—	—	(80)
	week EUR LIBOR plus/	long and short securities traded in
	less spread	EUR
Deutsche Bank AG	Floating rate based on	Total return on a custom basket of	Monthly	05/23/2022	461		—	13	—
	the Overnight RBA Cash	long and short securities traded in
	Rate plus/less spread	AUD
JP Morgan Chase	Floating rate based on	Total return on a custom basket of	Monthly	06/21/2023	78		—	4	—
	1 month MXN TIIE	long and short securities traded in
	Banxico plus/less spread	MXN
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/23/2023	52		—	22	—
	month LIBOR plus/less	long and short securities traded in
	spread	MYR
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/21/2023	198		—	32	—
	month WIBOR plus/less	long and short securities traded in
	spread	PLN
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	07/03/2023	76		—	—	(2)
	month LIBOR plus/less	long and short securities traded in
	spread	USD

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Total Return Equity Basket Swaps (continued)

							Upfront	Value and Unrealized
			Payment				Payments/	Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Expiration Date	Notional Amount		(Receipts)	Asset	Liability
JP Morgan Chase	Floating rate based on	Total return on a custom basket of	Monthly	06/22/2023	$101	$	— $	35	$—
	1 month SAFE South	long and short securities traded in
	Africa Johannesburg	ZAR
	Interbank Agreed Rate
	plus/less spread
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/22/2023	7		—	—	(1)
	month LIBOR plus/less	long and short securities traded in CLP
	spread
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/26/2023	43		—	6	—
	month LIBOR plus/less	long and short securities traded in IDR
	spread
JP Morgan Chase	Floating rate based on 1	Total return on a custom basket of	Monthly	06/22/2023	31		—	—	(8)
	month LIBOR plus/less	long and short securities traded in
	spread	KRW
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	11/28/2019	4,768		—	440	—
	month LIBOR plus/less	long and short securities traded in JPY
	spread
Morgan Stanley &	Floating rate based on the	Total return on a custom basket of	Monthly	09/16/2019	278,117		—	—	(4,260)
Co(a)	Federal Funds Rate plus/	long and short securities traded in
	less spread	USD
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	12/17/2018	1,661		—	—	(175)
	week LIBOR plus/less	long and short securities traded in
	spread	SEK
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	07/24/2019-	13,277		—	522	—
	month LIBOR plus/less	long and short securities traded in		07/25/2019
	spread	GBP
Morgan Stanley & Co	Floating rate based	Total return on a custom basket of	Monthly	09/11/2019	2,570		—	—	(340)
	on 1 month Bankers	long and short securities traded in
	Acceptance plus/less	CAD
	spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	10/09/2019	2,578		—	—	(190)
	month Euribor plus/less	long and short securities traded in
	spread	EUR
Morgan Stanley &	Floating rate based on 1	Total return on a custom basket of	Monthly	08/19/2020	46,126		—	2,149	—
Co(b)	month LIBOR plus/less	long and short securities traded in
	spread	USD
Morgan Stanley &	Floating rate based on the	Total return on a custom basket of	Monthly	02/21/2019	107,622		—	—	(3,661)
Co(c)	Federal Funds Rate plus/	long and short securities traded in
	less spread	USD
Morgan Stanley & Co	Floating rate based on the	Total return on a custom basket of	Monthly	03/05/2019	—		—	—	(4)
	Federal Funds Rate plus/	long and short securities traded in
	less spread	CHF
Morgan Stanley & Co	Floating rate based on the	Total return on a custom basket of	Monthly	02/21/2019	1,247		—	65	—
	Federal Funds Rate plus/	long and short securities traded in
	less spread	GBP
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	02/21/2019	1,173		—	—	(23)
	month LIBOR plus/less	long and short securities traded in
	spread	HKD
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	03/05/2019	3,157		—	256	—
	day TOIS	long and short securities traded in
		CHF
Morgan Stanley &	Floating rate based on the	Total return on a custom basket of	Monthly	08/20/2020	41,731		—	344	—
Co(d)	Bank of Japan Estimate	long and short securities traded in JPY
	Unsecured Overnight
	Call Rate plus/less spread
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	12/17/2018	1,862		—	113	—
	week LIBOR plus/less	long and short securities traded in
	spread	NOK
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of	Monthly	12/17/2018	2,733		—	—	(350)
	week LIBOR plus/less	long and short securities traded in
	spread	DKK
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of	Monthly	12/17/2018	17,839		—	—	(126)
	1 day EONIA plus/less	long and short securities traded in
	spread	EUR
Total					$603,526	$	— $	4,648	$(10,290)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

(a)

Top Underlying Securities AQRMSUSD

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
PPL Corp	(101,008	) $	(3,090)	(1.11)%
Exelon Corp	47,879		2,221	0.80%
TransDigm Group Inc	(5,412)		(1,957)	(0.70)%
Henry Schein Inc	(21,575)		(1,924)	(0.69)%
Middleby Corp/The	(13,980)		(1,689)	(0.61)%
Crown Holdings Inc	(31,117)		(1,596)	(0.57)%
MarketAxess Holdings Inc	(6,379)		(1,389)	(0.50)%
First Republic Bank/CA	(13,196)		(1,308)	(0.47)%
Microchip Technology Inc	(16,388)		(1,229)	(0.44)%
Albemarle Corp	(12,672)		(1,221)	(0.44)%
Tyson Foods Inc	20,544		1,211	0.44%
Liberty Broadband Corp - C Shares	(14,265)		(1,210)	(0.43)%
Healthcare Services Group Inc	(25,637)		(1,210)	(0.44)%
ConocoPhillips	18,273		1,209	0.43%
Adobe Inc	4,816		1,208	0.43%
Zebra Technologies Corp	6,623		1,191	0.43%
Campbell Soup Co	(29,638)		(1,162)	(0.42)%
Kraft Heinz Co/The	(22,213)		(1,136)	(0.41)%
Popular Inc	19,889		1,122	0.40%
Fortive Corp	(14,732)		(1,121)	(0.40)%
McKesson Corp	8,711		1,085	0.39%
Lamb Weston Holdings Inc	14,065		1,079	0.39%
LyondellBasell Industries NV	11,466		1,070	0.39%
Archer-Daniels-Midland Co	22,433		1,032	0.37%
Hormel Foods Corp	(22,883)		(1,032)	(0.37)%
Williams Cos Inc/The	(40,531)		(1,026)	(0.37)%
HEICO Corp	(11,551)		(976)	(0.35)%
Workday Inc	(5,890)		(966)	(0.35)%
Seattle Genetics Inc	(15,422)		(965)	(0.35)%
Under Armour Inc - Class A	(40,324)		(963)	(0.35)%
Nielsen Holdings PLC	(35,007)		(951)	(0.34)%
Public Service Enterprise Group Inc	17,007		951	0.34%
Square Inc	(13,602)		(950)	(0.34)%
Valvoline Inc	(44,585)		(940)	(0.34)%
Raytheon Co	5,336		936	0.34%
Gilead Sciences Inc	12,876		926	0.33%
Curtiss-Wright Corp	8,365		923	0.33%
Mondelez International Inc	20,330		914	0.33%
Lear Corp	6,652		906	0.33%
Hyatt Hotels Corp	12,706		906	0.32%
Keysight Technologies Inc	14,654		906	0.33%
Newell Brands Inc	(38,418)		(899)	(0.32)%
NuVasive Inc	(14,002)		(892)	(0.32)%
Kinder Morgan Inc/DE	(51,904)		(886)	(0.32)%
Biogen Inc	2,646		883	0.32%

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	November 30, 2018 (unaudited)

Description (continued)	Shares		Notional Amount	% of Total Absolute Notional Amount
Waste Management Inc	9,296		872	0.31%
Cognex Corp	(19,674)		(866)	(0.31)%
JetBlue Airways Corp	44,358		866	0.31%
Gartner Inc	(5,642)		(864)	(0.31)%
Knight-Swift Transportation Holdings Inc	(24,910)		(863)	(0.31)%

(b)

Top Underlying Securities YORKEBS

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Express Scripts Holding Co	182,557		$18,524	40.16%
Alibaba Group Holding Ltd	(46,180)		(7,429)	(16.10)%
Altaba Inc	89,156		5,848	12.68%
iShares iBoxx High Yield Corporate Bond ETF	(46,326)		(3,873)	(8.40)%
Ashland Global Holdings Inc	22,994		1,883	4.08%
Cigna Corp	(8,173)		(1,826)	(3.96)%
NXP Semiconductors NV	16,554		1,380	2.99%
SPDR S&P Regional Banking ETF	(24,038)		(1,340)	(2.90)%
Walgreens Boots Alliance Inc	(14,924)		(1,264)	(2.74)%
Amgen Inc	(5,350)		(1,114)	(2.42)%
EOG Resources Inc	(3,229)		(334)	(0.72)%
Apache Corp	(9,273)		(326)	(0.71)%
Marathon Oil Corp	(18,433)		(308)	(0.67)%
Continental Resources Inc/OK	(6,709)		(307)	(0.66)%
Devon Energy Corp	(10,354)		(280)	(0.61)%
China Biologic Products Holdings Inc	1,127		92	0.20%

(c)

Top Underlying Securities ASCEBSUSD

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Workday Inc	(9,363	) $	(1,536)	(1.43)%
Tableau Software Inc	(11,173)		(1,393)	(1.29)%
MercadoLibre Inc	(3,866)		(1,361)	(1.26)%
Deere & Co	(8,746)		(1,355)	(1.26)%
Six Flags Entertainment Corp	(22,064)		(1,354)	(1.26)%
Microchip Technology Inc	(18,041)		(1,353)	(1.26)%
Monolithic Power Systems Inc	(10,215)		(1,349)	(1.25)%
RingCentral Inc	(16,154)		(1,339)	(1.24)%
Applied Materials Inc	(35,880)		(1,338)	(1.24)%
Vulcan Materials Co	(12,554)		(1,327)	(1.23)%
Sealed Air Corp	(36,171)		(1,321)	(1.23)%
Owens Corning	(25,325)		(1,321)	(1.23)%
TransDigm Group Inc	(3,647)		(1,319)	(1.23)%
Wabtec Corp/DE	(13,852)		(1,310)	(1.22)%
Bluebird Bio Inc	(10,572)		(1,299)	(1.21)%
Martin Marietta Materials Inc	(6,801)		(1,297)	(1.21)%
Guidewire Software Inc	(13,920)		(1,294)	(1.20)%
NewMarket Corp	(3,066)		(1,289)	(1.20)%
3M Co	(6,174)		(1,284)	(1.19)%
Leggett & Platt Inc	(33,106)		(1,283)	(1.19)%
Medidata Solutions Inc	(16,564)		(1,279)	(1.19)%
Rollins Inc	(20,114)		(1,278)	(1.19)%
See accompanying notes.	108

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	November 30, 2018 (unaudited)

Description (continued)	Shares		Notional Amount	% of Total Absolute Notional Amount
SINA Corp/China	(19,687)		(1,275)	(1.19)%
Kirby Corp	(16,703)		(1,275)	(1.18)%
Cognex Corp	(28,951)		(1,274)	(1.18)%
Watsco Inc	(8,282)		(1,273)	(1.18)%
First Republic Bank/CA	(12,788)		(1,268)	(1.18)%
eBay Inc	(42,387)		(1,265)	(1.18)%
Polaris Industries Inc	(13,024)		(1,263)	(1.17)%
Alexion Pharmaceuticals Inc	(10,227)		(1,259)	(1.17)%
Northern Trust Corp	(12,689)		(1,259)	(1.17)%
Carlisle Cos Inc	(11,923)		(1,258)	(1.17)%
Signature Bank/New York NY	(10,180)		(1,255)	(1.17)%
Mohawk Industries Inc	(9,745)		(1,248)	(1.16)%
Gartner Inc	(8,122)		(1,244)	(1.15)%
FMC Corp	(14,993)		(1,241)	(1.15)%
Alnylam Pharmaceuticals Inc	(15,150)		(1,230)	(1.14)%
Equifax Inc	(11,724)		(1,204)	(1.12)%
Aqua America Inc	(34,899)		(1,197)	(1.11)%
Prologis Inc	(17,656)		(1,189)	(1.10)%
NiSource Inc	(44,957)		(1,188)	(1.10)%
Align Technology Inc	(5,159)		(1,186)	(1.10)%
Mattel Inc	(84,889)		(1,180)	(1.10)%
SLM Corp	(114,208)		(1,173)	(1.09)%
Spirit AeroSystems Holdings Inc	(14,323)		(1,173)	(1.09)%
Marvell Technology Group Ltd	(72,658)		(1,171)	(1.09)%
International Flavors & Fragrances Inc	(8,198)		(1,161)	(1.08)%
BOK Financial Corp	(13,605)		(1,147)	(1.06)%
Discovery Inc	(37,072)		(1,139)	(1.06)%
BlackBerry Ltd	(129,503)		(1,138)	(1.06)%
Hasbro Inc	(12,426)		(1,131)	(1.05)%
RealPage Inc	(21,854)		(1,127)	(1.05)%
Eaton Vance Corp	(26,767)		(1,090)	(1.01)%
Fluor Corp	(26,462)		(1,083)	(1.01)%
Deutsche Bank AG	(117,994)		(1,081)	(1.00)%
Carter's Inc	(11,675)		(1,080)	(1.00)%
Hanesbrands Inc	(67,758)		(1,078)	(1.00)%
Invesco Ltd	(52,876)		(1,076)	(1.00)%
Tyler Technologies Inc	(5,582)		(1,076)	(1.00)%

(d)

Top Underlying Securities AQRMSJPY

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Murata Manufacturing Co Ltd	(5,600	) $	(854)	(2.05)%
Hitachi Ltd	23,900		692	1.66%
Yaskawa Electric Corp	(20,200)		(630)	(1.51)%
Calbee Inc	(18,700)		(619)	(1.48)%
Sony Corp	10,600		554	1.33%
Taisei Corp	12,400		545	1.31%
Japan Airlines Co Ltd	14,400		519	1.24%
Eisai Co Ltd	5,500		505	1.21%
Kikkoman Corp	(8,600)		(502)	(1.20)%
Sumitomo Dainippon Pharma Co Ltd	15,200		495	1.19%
DeNA Co Ltd	(26,600)		(494)	(1.18)%

See accompanying notes.

	Consolidated Schedule of Investments
	Global Multi-Strategy Fund
	November 30, 2018 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Kansai Paint Co Ltd	(25,100)	(470)	(1.13)%
ZOZO Inc	(21,100)	(469)	(1.12)%
Ricoh Co Ltd	(48,000)	(466)	(1.12)%
Nippon Paint Holdings Co Ltd	(12,700)	(450)	(1.08)%
Resona Holdings Inc	83,900	445	1.07%
Tokyo Electric Power Co Holdings Inc	69,500	422	1.01%
JXTG Holdings Inc	67,200	406	0.98%
Kajima Corp	28,800	399	0.95%
Kakaku.com Inc	(19,736)	(397)	(0.95)%
Kamigumi Co Ltd	17,000	382	0.92%
Haseko Corp	31,300	379	0.91%
Alfresa Holdings Corp	14,200	378	0.91%
Showa Denko KK	(9,300)	(373)	(0.89)%
Casio Computer Co Ltd	(26,600)	(371)	(0.89)%
Marui Group Co Ltd	(17,000)	(366)	(0.88)%
Shimano Inc	(2,500)	(365)	(0.88)%
Rakuten Inc	(44,400)	(358)	(0.86)%
Sawai Pharmaceutical Co Ltd	(6,500)	(344)	(0.82)%
Shimadzu Corp	14,600	341	0.82%
Nidec Corp	(2,400)	(320)	(0.76)%
Daifuku Co Ltd	(5,900)	(302)	(0.72)%
Acom Co Ltd	(80,650)	(296)	(0.71)%
Obayashi Corp	29,600	295	0.71%
NGK Spark Plug Co Ltd	(14,000)	(288)	(0.69)%
Stanley Electric Co Ltd	9,800	285	0.68%
Nippon Express Co Ltd	4,700	283	0.68%
M3 Inc	(17,500)	(283)	(0.68)%
MonotaRO Co Ltd	(10,400)	(282)	(0.68)%
Bandai Namco Holdings Inc	6,700	282	0.67%
Marubeni Corp	37,200	278	0.66%
Hokuriku Electric Power Co	(30,200)	(269)	(0.64)%
Hoya Corp	4,400	267	0.64%
Shiseido Co Ltd	4,200	267	0.64%
Taiheiyo Cement Corp	7,900	267	0.64%
Sumitomo Metal Mining Co Ltd	(9,100)	(265)	(0.63)%
Lion Corp	12,700	250	0.60%
Hikari Tsushin Inc	1,554	248	0.59%
Sony Financial Holdings Inc	(11,800)	(247)	(0.59)%
Mitsubishi Logistics Corp	(9,900)	(245)	(0.59)%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Reverse Repurchase Agreements

Counterparty		Coupon Rate		Maturity Date	Principal Amount			Payable for Reverse Repurchase Agreements
Barclays			(2.30)%	Open ended		$7,313	$					(7,325)
Merrill Lynch			(7.75)%	Open ended	ZAR	13,416						(1,034)
Merrill Lynch			(2.18)%	Open ended		$1,167						(1,173)
Merrill Lynch			(2.80)%	Open ended		1,309						(1,316)
Merrill Lynch			(2.70)%	12/03/2018		4,594						(4,616)
Merrill Lynch			(2.35)%	Open ended		775						(778)
Merrill Lynch			(2.35)%	Open ended		2,034						(2,042)
Merrill Lynch			(2.65)%	Open ended		3,675						(3,691)
Merrill Lynch			(2.65)%	Open ended		2,700						(2,705)
Merrill Lynch			(2.75)%	12/03/2018		5,912						(5,919)
Merrill Lynch			(2.50)%	Open ended		976						(976)
Merrill Lynch			(2.50)%	Open ended		603						(603)
Merrill Lynch			(2.75)%	Open ended		3,536						(3,537)
Merrill Lynch			(2.35)%	Open ended		1,096						(1,096)
Merrill Lynch			(2.40)%	12/03/2018		5,344						(5,344)
Merrill Lynch			(2.30)%	12/03/2018		11,385						(11,386)
Merrill Lynch			(2.30)%	12/03/2018		7,106						(7,106)
Merrill Lynch			(2.40)%	12/03/2018		3,271						(3,271)
Merrill Lynch			(2.40)%	12/03/2018		11,183						(11,184)
Merrill Lynch			(2.40)%	12/03/2018		15,033						(15,034)
Merrill Lynch			(2.40)%	12/03/2018		7,781						(7,782)
Merrill Lynch			(2.40)%	12/03/2018		12,925						(12,926)
Merrill Lynch			(2.40)%	12/03/2018		4,989						(4,989)
Merrill Lynch			(2.40)%	12/03/2018		6,996						(6,996)
Merrill Lynch			(2.40)%	12/03/2018		6,836						(6,836)
Merrill Lynch			(2.40)%	12/03/2018		14,200						(14,201)
Merrill Lynch			(2.40)%	12/03/2018		679						(679)
Merrill Lynch			(2.40)%	12/03/2018		1,113						(1,113)
Merrill Lynch			(2.40)%	12/03/2018		12,097						(12,098)
Merrill Lynch			(2.40)%	12/03/2018		20,575						(20,576)
Merrill Lynch			(2.34)%	12/03/2018		5,791						(5,791)
Merrill Lynch			(2.38)%	12/03/2018		292						(292)
Merrill Lynch			(2.30)%	12/03/2018		10,634						(10,635)
Total						$						(195,050)

Amounts in thousands.

Total Return Swaps

											Value and
											Unrealized
								Upfront			Appreciation/
			Pay/Receive		Payment	Expiration		Notional		Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date		Amount		(Receipts)	Asset	Liability
Citigroup Inc	MSCI Emerging Markets	9	Pay	1 Month USD	Monthly	12/19/2018		$12	$	— $	—	$—
	Thailand Net Total			LIBOR - 0.10%
	Return USD Index
Goldman Sachs & Co Seritage Growth		9,187	Receive	1 Month USD	Expiration	06/03/2021		$398		—	—	(49)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		6,900	Receive	1 Month USD	Expiration	06/03/2021		290		—	—	(28)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		4,777	Receive	1 Month USD	Expiration	06/03/2021		197		—	—	(16)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		6,860	Receive	1 Month USD	Expiration	06/03/2021		284		—	—	(24)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		11,497	Receive	1 Month USD	Expiration	06/03/2021		493		—	—	(57)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		9,664	Receive	1 Month USD	Expiration	06/03/2021		439		—	—	(72)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		9,664	Receive	1 Month USD	Expiration	06/03/2021		458		—	—	(92)
	Properties - A REIT			LIBOR + 0.70%
Goldman Sachs & Co Seritage Growth		10,347	Receive	1 Month USD	Expiration	06/03/2021		432		—	—	(40)
	Properties - A REIT			LIBOR + 0.70%
Morgan Stanley & Co MSCI Daily Total Return		67	Pay	1 Month USD	Monthly	12/19/2018		10		—	—	—
	Net Israel USD Index			LIBOR -0.70%
Morgan Stanley & Co MSCI Daily Total Return		67	Pay	1 Month USD	Monthly	12/19/2018		10		—	—	—
	Net Israel USD Index			LIBOR - 0.70%
Morgan Stanley & Co MSCI Emerging Markets		1,140	Pay	1 Month USD	Monthly	12/19/2018		793		—	—	(15)
	Korea Net Total Return			LIBOR - 0.10%
	USD Index

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Total Return Swaps (continued)

														Value and
														Unrealized
									Upfront					Appreciation/
			Pay/Receive		Payment	Expiration		Notional				Payments/		(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date		Amount				(Receipts)		Asset	Liability
	Morgan Stanley & Co MSCI Emerging Markets	9	Pay	1 Month USD	Monthly	12/19/2018			$12	$		— $		—	$—
	Thailand Net Total			LIBOR - 0.10%
	Return USD Index
	Morgan Stanley & Co MSCI Emerging Markets	10	Pay	1 Month USD	Monthly	12/19/2018			13			—		—	—
	Thailand Net Total			LIBOR - 0.10%
	Return USD Index
	Morgan Stanley & Co MSCI Hong Kong Net	152	Receive	1 Month Hong	Monthly	12/19/2018		HKD	11,958			—		23	—
	Return HKD Index			Kong Interbank
				Offered Rate +
				0.30%
	Morgan Stanley & Co MSCI Japan Net Return	192,609	Receive	1 Month JPY	Monthly	12/19/2018		JPY	360,371			—		92	—
	JPY Index			LIBOR - 0.35%
	Morgan Stanley & Co MSCI Mexico Net	2,483	Pay	MXN TIIE Banxico	Monthly	12/19/2018		MXN	2,171			—		—	—
	Return MXN Index			- 0.30%
	Morgan Stanley & Co MSCI Mexico Net	66	Pay	MXN TIIE Banxico Monthly		12/19/2018			56			—		—	—
	Return MXN Index			- 0.30%
	Morgan Stanley & Co MSCI Poland Net Return	44	Pay	1 Month Warsaw	Monthly	12/19/2018		PLN	9			—		—	—
	PLN Index			Interbank Offered
				Rate - 1.60%
	Morgan Stanley & Co MSCI Poland Net Return	173	Pay	1 Month Warsaw	Monthly	12/19/2018			34			—		—	—
	PLN Index			Interbank Offered
				Rate - 1.60%
	Morgan Stanley & Co MSCI Poland Net Return	176	Pay	1 Month Warsaw	Monthly	12/19/2018			34			—		—	—
	PLN Index			Interbank Offered
				Rate - 1.60%
	Morgan Stanley & Co MSCI Poland Net Return	220	Pay	1 Month Warsaw	Monthly	12/19/2018			44			—		—	—
	PLN Index			Interbank Offered
				Rate - 1.60%
	Morgan Stanley & Co MSCI Poland Net Return	16	Pay	1 Month Warsaw	Monthly	12/19/2018			3			—		—	—
	PLN Index			Interbank Offered
				Rate - 1.60%
	Morgan Stanley & Co MSCI Singapore Net	80	Receive	1 Month Singapore	Monthly	12/19/2018		SGD	426			—		8	—
	Return SGD Index			Interbank Offered
				Rate + 0.30%
	Morgan Stanley & Co MSCI South Africa Net	2,677	Pay	1 Month	Monthly	12/19/2018		ZAR	2,384			—		—	(1)
	Return ZAR Index			Johannesburg
				Interbank Agreed
				Rate -0.20%
	Morgan Stanley & Co MSCI South Africa Net	9,484	Pay	1 Month	Monthly	12/19/2018			8,446			—		—	(3)
	Return ZAR Index			Johannesburg
				Interbank Agreed
				Rate - 0.20%
	Morgan Stanley & Co MSCI Sweden Net	29	Pay	1 Month Stockholm	Monthly	12/19/2018		SEK	1,022			—		—	(3)
	Return SEK Index			Interbank Offered
				Rate - 0.80%
	Morgan Stanley & Co MSCI Switzerland Net	739	Pay	1 Month CHF	Monthly	12/19/2018		CHF	1,925			—		—	(40)
	Return CHF Index			LIBOR - 0.60%
Total									$		— $	123			$(440)
	Amounts in thousands except contracts

Synthetic Futures

								Upfront				Unrealized
						Notional		Payments/				Appreciation/		Fair Value
Counterparty	Reference Entity			Expiration Date		Amount		(Receipts)				(Depreciation)		Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; March 2019			03/29/2019	$(18,459		)$	— $	(141				)$	— $	(141)
Bank of America NA	Euro Bund 10 Year Bund Future; March 2019			03/08/2019	22,065			—	105					105	—
Bank of America NA	Euro Buxl 30 Year Bond Future; March 2019			03/08/2019	201			—				—		—	—
Bank of America NA	Euro-Bobl 5 Year Future; March 2019			03/08/2019	4,790			—				8		8	—
Bank of America NA	Euro-BTP Future; March 2019			03/08/2019	(694)			—				(1)		—	(1)
Bank of America NA	Euro-OAT Future; March 2019			03/08/2019	1,197			—				—		—	—
Bank of America NA	Euro-Schatz 2 Year Future; March 2019			03/08/2019	3,420			—				1		1	—
Bank of America NA	Japan 10 Year Bond TSE Future; December			12/14/2018	(21,307)			—	(124)					—	(124)
	2018
Bank of America NA	UK 10 Year Gilt Future; March 2019			03/28/2019	(10,783)			—	(60)					—	(60)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2018 (unaudited)

Synthetic Futures (continued)

				Upfront	Unrealized
			Notional	Payments/	Appreciation/	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount	(Receipts)	(Depreciation)	Asset----	Liability
Bank of America NA	US 10 Year Note Future; March 2019	03/21/2019	$(7,287)$	— $	(26)$	— $	(26)
Bank of America NA	US 2 Year Note Future; March 2019	04/01/2019	(29,960)	—	(21)	—	(21)
Bank of America NA	US 5 Year Note Future; March 2019	04/01/2019	(11,861)	—	(25)	—	(25)
Bank of America NA	US Long Bond Future; March 2019	03/21/2019	(6,156)	—	(36)	—	(36)
Bank of America NA	US Ultra Bond Future; March 2019	03/21/2019	(4,877)	—	(9)	—	(9)
Citigroup Inc(a)	Cocoa Future; March 2019	03/15/2019	(41)	—	(1)	—	(1)
Citigroup Inc(a)	Copper Future; March 2019	03/28/2019	(348)	—	1	1	—
Citigroup Inc(a)	Gasoline RBOB Future; January 2019	01/02/2019	(412)	—	56	56	—
Citigroup Inc(a)	Gold 100 oz Future; February 2019	02/27/2019	(736)	—	—	—	—
Citigroup Inc(a)	KC HRW Wheat Future; March 2019	03/15/2019	(50)	—	1	1	—
Citigroup Inc(a)	LME Nickel Future; March 2019	03/19/2019	(135)	—	(5)	—	(5)
Citigroup Inc(a)	LME PRI Alum Future; March 2019	03/19/2019	(393)	—	(4)	—	(4)
Citigroup Inc(a)	LME Zinc Future; March 2019	03/19/2019	(127)	—	(5)	—	(5)
Citigroup Inc(a)	Low Sulphur Gasoline Future; January 2019	01/11/2019	436	—	(71)	—	(71)
Citigroup Inc(a)	NY Harb ULSD Future; January 2019	01/02/2019	154	—	(19)	—	(19)
Citigroup Inc(a)	Palladium Future; March 2019	03/28/2019	114	—	—	—	—
Citigroup Inc(a)	Silver Future; March 2019	03/28/2019	498	—	(8)	—	(8)
Citigroup Inc(a)	Soybean Future; January 2019	01/15/2019	(1,566)	—	(57)	—	(57)
Citigroup Inc(a)	Soybean Meal Future; January 2019	01/15/2019	(714)	—	(2)	—	(2)
Citigroup Inc(a)	Soybean Oil Future; January 2019	01/15/2019	(421)	—	2	2	—
Citigroup Inc(a)	Sugar #11 Future; March 2019	03/01/2019	(14)	—	—	—	—
Citigroup Inc(a)	Wheat Future; March 2019	03/15/2019	(335)	—	1	1	—
Merrill Lynch(a)	Brent Crude Future; February 2019	12/31/2018	(238)	—	1	1	—
Merrill Lynch(a)	Cocoa Future; March 2019	03/15/2019	(41)	—	(1)	—	(1)
Merrill Lynch(a)	Cocoa Future;March 2019	03/15/2019	(44)	—	(1)	—	(1)
Merrill Lynch(a)	Coffee 'C' Future; March 2019	03/20/2019	(282)	—	26	26	—
Merrill Lynch(a)	Copper Future; March 2019	03/28/2019	(70)	—	—	—	—
Merrill Lynch(a)	Corn Future; March 2019	03/15/2019	57	—	—	—	—
Merrill Lynch	FTSE China A50 Index Future; December 2018	12/31/2018	(11)	—	—	—	—
Merrill Lynch(a)	Gasoline RBOB Future; January 2019	01/02/2019	(59)	—	8	8	—
Merrill Lynch(a)	Gold 100 oz Future; December 2018	12/28/2018	(122)	—	(1)	—	(1)
Merrill Lynch(a)	Gold 100 oz Future; December 2018	12/28/2018	122	—	1	1	—
Merrill Lynch(a)	Gold 100 oz Future; February 2019	02/27/2019	(123)	—	—	—	—
Merrill Lynch	HSCEI China Index Future; December 2018	12/31/2018	408	—	3	3	—
Merrill Lynch(a)	KC HRW Wheat Future; March 2019	03/15/2019	(175)	—	3	3	—
Merrill Lynch(a)	Lean Hogs Future; February 2019	02/15/2019	(27)	—	(2)	—	(2)
Merrill Lynch(a)	Live Cattle Future; February 2019	03/01/2019	(386)	—	(6)	—	(6)
Merrill Lynch(a)	Low Sulphur Gasoline Future; January 2019	01/11/2019	491	—	(80)	—	(80)
Merrill Lynch	MSCI Taiwan Index Future; December 2018	12/28/2018	(73)	—	(1)	—	(1)
Merrill Lynch(a)	Natural Gas Future; January 2019	12/28/2018	1,015	—	134	134	—
Merrill Lynch(a)	Palladium Future; March 2019	03/28/2019	114	—	—	—	—
Merrill Lynch(a)	Soybean Meal Future; January 2019	01/15/2019	(310)	—	(1)	—	(1)
Merrill Lynch(a)	Sugar #11 Future; March 2019	03/01/2019	(129)	—	(1)	—	(1)
Merrill Lynch	Taiwan TAIEX Index Future; December 2018	12/20/2018	(1,280)	—	(12)	—	(12)
Merrill Lynch	Tel Aviv 25 Index Future; December 2018	12/27/2018	(44)	—	(1)	—	(1)
Merrill Lynch(a)	Wheat Future; March 2019	03/15/2019	(52)	—	—	—	—
Merrill Lynch(a)	WTI Crude Future; January 2019	12/20/2018	(662)	—	19	19	—
Morgan Stanley & Co	Bovespa Index Future; December 2018	12/13/2018	1,511	—	30	30	—
Morgan Stanley & Co	FTSE China A50 Index Future; December 2018	12/31/2018	(55)	—	—	—	—
Morgan Stanley & Co	KOSPI 200 Index Future; December 2018	12/14/2018	(1,514)	—	(14)	—	(14)
Morgan Stanley & Co	Swiss Market Index Future; December 2018	12/24/2018	(9,948)	—	(139)	—	(228)
Morgan Stanley & Co	WIG 20 Index Future; December 2018	12/24/2018	(73)	—	(2)	—	(2)
Total			$	— $	(477)$	400	$(966)
Amounts in thousands.

(a)	All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

Short Sales Outstanding
COMMON STOCKS - (10.91)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000’s)
Advertising - (0.05)%			Building Materials - (0.18)%
JCDecaux SA	11,730	$398	CRH PLC	10,887	$299
Omnicom Group Inc	9,600	739	HeidelbergCement AG	8,413	561
		$1,137	Imerys SA	20,658	1,112
			Johnson Controls International plc	29,400	1,023
Aerospace & Defense - (0.12)%			LIXIL Group Corp	9,500	123
Harris Corp	9,313	1,331	Owens Corning	21,200	1,106
IHI Corp	9,200	281			$4,224
Kawasaki Heavy Industries Ltd	15,700	366
Leonardo SpA	19,756	196	Chemicals - (0.36)%
United Technologies Corp	6,420	782	Albemarle Corp	12,500	1,204
		$2,956	Clariant AG	49,650	984
			FMC Corp	9,700	803
Airlines - (0.21)%			Hitachi Chemical Co Ltd	61,600	976
Delta Air Lines Inc	16,000	971	JSR Corp	16,800	270
Deutsche Lufthansa AG	30,863	755	Kuraray Co Ltd	32,800	510
International Consolidated Airlines Group SA	216,662	1,737	LANXESS AG	22,514	1,241
Japan Airlines Co Ltd	27,600	997	Taiyo Nippon Sanso Corp	41,400	700
United Continental Holdings Inc	6,200	600	Toray Industries Inc	62,500	491
		$5,060	Umicore SA	14,264	618
Apparel - (0.08)%			Yara International ASA	17,822	718
Hanesbrands Inc	73,799	1,174			$8,515
Michael Kors Holdings Ltd	5,800	254	Commercial Services - (0.19)%
Moncler SpA	11,906	390	Babcock International Group PLC	86,306	627
		$1,818	FTI Consulting Inc	762	54
Automobile Manufacturers - (0.07)%			IHS Markit Ltd	27,900	1,489
Fiat Chrysler Automobiles NV	38,685	643	Nielsen Holdings PLC	24,200	658
Toyota Motor Corp	16,000	967	Park24 Co Ltd	10,000	270
		$1,610	Square Inc	2,582	180
Automobile Parts & Equipment - (0.13)%			Worldpay Inc	14,000	1,202
Aisin Seiki Co Ltd	16,300	646			$4,480
Cie Generale des Etablissements Michelin SCA	8,795	922	Computers - (0.22)%
Goodyear Tire & Rubber Co/The	32,735	758	DXC Technology Co	18,127	1,143
JTEKT Corp	24,100	307	Fujitsu Ltd	11,400	704
Linamar Corp	8,400	304	Hewlett Packard Enterprise Co	96,036	1,441
Valeo SA	10,012	286	Ingenico Group SA	15,505	1,121
		$3,223	Lumentum Holdings Inc	4,226	188
Banks - (0.35)%			NCR Corp	6,781	188
Bendigo & Adelaide Bank Ltd	210,197	1,647	Otsuka Corp	7,300	247
Cadence BanCorp	14,858	305	Pure Storage Inc	3,930	74
CenterState Bank Corp	562	14	Science Applications International Corp	748	52
Chiba Bank Ltd/The	57,600	379			$5,158
DBS Group Holdings Ltd	55,200	986	Consumer Products - (0.02)%
Fifth Third Bancorp	13,672	382	Societe BIC SA	4,815	516
Hope Bancorp Inc	2,524	38	Cosmetics & Personal Care - (0.09)%
Independent Bank Corp/Rockland MA	1,039	83	Essity AB	61,116	1,569
Independent Bank Group Inc	1,615	92	Kao Corp	4,300	317
Mitsubishi UFJ Financial Group Inc	207,700	1,137	Lion Corp	19,600	387
National Bank of Canada	24,300	1,108			$2,273
Raiffeisen Bank International AG	11,734	346
Shinsei Bank Ltd	39,300	541	Distribution & Wholesale - (0.03)%
Synovus Financial Corp	9,837	372	Jardine Cycle & Carriage Ltd	28,600	736
Veritex Holdings Inc	1,692	43	Diversified Financial Services - (0.33)%
Yamaguchi Financial Group Inc	84,100	872	AEON Financial Service Co Ltd	19,200	372
		$8,345	Charles Schwab Corp/The	64,700	2,899
Beverages - (0.10)%			CME Group Inc	1,139	217
Coca-Cola Bottlers Japan Holdings Inc	53,800	1,546	E*TRADE Financial Corp	13,600	711
Davide Campari-Milano SpA	39,292	329	PRA Group Inc	651	20
Remy Cointreau SA	2,554	296	Raymond James Financial Inc	18,900	1,507
Treasury Wine Estates Ltd	43,470	451	SBI Holdings Inc/Japan	23,600	536
		$2,622	St James's Place PLC	42,066	541
			Tokyo Century Corp	27,100	1,298
Biotechnology - (0.02)%					$8,101
Acorda Therapeutics Inc	2,068	42
AMAG Pharmaceuticals Inc	4,166	75	Electric - (0.28)%
BioMarin Pharmaceutical Inc	2,900	279	AES Corp/VA	85,600	1,326
Innoviva Inc	6,778	124	AGL Energy Ltd	22,370	309
		$520	CenterPoint Energy Inc	17,629	494
			Dominion Energy Inc	18,869	1,406
			E.ON SE	150,106	1,534

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

Short Sales Outstanding (continued)			Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Electric (continued)			Hand & Machine Tools - (0.12)%
Electricite de France SA	32,469	$536	Disco Corp	6,800	$995
Exelon Corp	14,464	671	Finning International Inc	44,700	929
Origin Energy Ltd	52,404	249	Makita Corp	25,200	993
Sempra Energy	1,806	208			$2,917
		$6,733	Healthcare - Products - (0.18)%
Electrical Components & Equipment - (0.03)%			Abbott Laboratories	12,870	953
Casio Computer Co Ltd	52,200	730	EssilorLuxottica SA	16,012	2,024
Electronics - (0.22)%			Lonza Group AG	2,833	919
Alps Electric Co Ltd	36,500	849	William Demant Holding A/S	14,046	411
Corning Inc	34,300	1,105			$4,307
Fortive Corp	3,211	244	Healthcare - Services - (0.48)%
II-VI Inc	3,520	132	Anthem Inc	33,873	9,826
Nippon Electric Glass Co Ltd	15,000	404	Centene Corp	1,100	156
NOK Corp	30,200	457	Cigna Corp	4,526	1,011
Trimble Inc	10,400	396	Ryman Healthcare Ltd	65,380	521
TTM Technologies Inc	45,109	536			$11,514
Venture Corp Ltd	53,000	580	Holding Companies - Diversified - (0.03)%
Yokogawa Electric Corp	31,500	581	Jardine Matheson Holdings Ltd	10,800	714
		$5,284	Home Builders - (0.17)%
Energy - Alternate Sources - (0.01)%			Daiwa House Industry Co Ltd	35,700	1,128
Vestas Wind Systems A/S	4,610	345	Iida Group Holdings Co Ltd	79,100	1,399
Engineering & Construction - (0.36)%			Sekisui Chemical Co Ltd	38,700	629
ACS Actividades de Construccion y Servicios SA	28,491	1,095	Sekisui House Ltd	20,800	314
Ferrovial SA	46,713	963	Toll Brothers Inc	21,500	709
Fluor Corp	28,500	1,166			$4,179
Jacobs Engineering Group Inc	21,300	1,399	Home Furnishings - (0.06)%
JGC Corp	66,900	978	Electrolux AB	34,761	791
Kajima Corp	37,600	521	Whirlpool Corp	4,200	530
LendLease Group	36,829	342			$1,321
Skanska AB	55,604	876
SNC-Lavalin Group Inc	21,700	792	Insurance - (0.63)%
WSP Global Inc	8,400	414	Ageas	24,122	1,165
		$8,546	Arthur J Gallagher & Co	6,800	524
			Assurant Inc	19,203	1,867
Entertainment - (0.07)%			AXA Equitable Holdings Inc	10,500	207
GVC Holdings PLC	24,720	233	Baloise Holding AG	13,602	2,002
Live Nation Entertainment Inc	9,600	535	Challenger Ltd/Australia	198,797	1,388
Paddy Power Betfair PLC	4,010	360	Fidelity National Financial Inc	1,144	38
Penn National Gaming Inc	6,709	148	MS&AD Insurance Group Holdings Inc	17,400	528
Toho Co Ltd/Tokyo	12,200	425	NN Group NV	21,554	919
		$1,701	Reinsurance Group of America Inc	10,400	1,554
Food - (0.36)%			Swiss Life Holding AG	2,433	956
a2 Milk Co Ltd	61,311	439	T&D Holdings Inc	72,300	1,026
Campbell Soup Co	10,900	427	Tryg A/S	22,515	561
Carrefour SA	41,964	756	Unum Group	8,200	295
Chr Hansen Holding A/S	15,552	1,405	Voya Financial Inc	927	42
Dairy Farm International Holdings Ltd	44,800	395	Willis Towers Watson PLC	5,100	813
Hormel Foods Corp	29,893	1,348	WR Berkley Corp	6,000	473
JM Smucker Co/The	6,000	627	Zurich Insurance Group AG	2,106	662
Kroger Co/The	15,100	448			$15,020
Marine Harvest ASA	28,817	677	Internet - (0.43)%
McCormick & Co Inc/MD	7,200	1,080	Alibaba Group Holding Ltd ADR	20,924	3,366
Post Holdings Inc	1,306	127	Booking Holdings Inc	104	197
Yamazaki Baking Co Ltd	22,000	464	FireEye Inc	2,957	59
		$8,193	GoDaddy Inc	16,100	1,051
Food Service - (0.06)%			Kakaku.com Inc	39,700	801
Sodexo SA	13,966	1,445	MercadoLibre Inc	1,191	419
Forest Products & Paper - (0.02)%			New Media Investment Group Inc	114,815	1,515
International Paper Co	13,304	615	Palo Alto Networks Inc	991	171
			Shopify Inc	5,000	761
Gas - (0.10)%			Symantec Corp	29,800	659
NiSource Inc	55,000	1,453	Twilio Inc	3,039	287
South Jersey Industries Inc	1,703	53	Twitter Inc	7,324	230
Toho Gas Co Ltd	21,300	864	Wayfair Inc	1,198	127
		$2,370	Zillow Group Inc - C Shares	17,761	649
					$10,292

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Investment Companies - (0.06)%			Office & Business Equipment - (0.04)%
EXOR NV	22,906	$1,351	Xerox Corp	34,898	$939
Prospect Capital Corp	1,240	8	Oil & Gas - (0.36)%
		$1,359	Anadarko Petroleum Corp	2,400	127
Iron & Steel - (0.15)%			Apache Corp	6,700	235
Allegheny Technologies Inc	7,821	205	Cenovus Energy Inc	17,600	130
ArcelorMittal	10,810	247	Chesapeake Energy Corp	114,326	334
BlueScope Steel Ltd	48,640	402	Cimarex Energy Co	6,405	525
Cleveland-Cliffs Inc	10,162	94	Denbury Resources Inc	11,280	26
Hitachi Metals Ltd	63,300	714	Devon Energy Corp	12,500	338
thyssenkrupp AG	67,670	1,272	Diamondback Energy Inc	16,826	1,857
voestalpine AG	21,406	714	Encana Corp	120,141	807
		$3,648	Encana Corp	45,400	306
Leisure Products & Services - (0.09)%			Ensco PLC	21,656	123
Flight Centre Travel Group Ltd	28,998	1,039	Helmerich & Payne Inc	4,325	262
Harley-Davidson Inc	20,242	856	Hess Corp	12,400	668
Polaris Industries Inc	3,000	291	HollyFrontier Corp	14,900	931
		$2,186	Inpex Corp	46,200	492
			Marathon Petroleum Corp	5,422	353
Lodging - (0.09)%			Patterson-UTI Energy Inc	11,002	153
MGM Resorts International	80,476	2,170	Transocean Ltd	19,865	184
Machinery - Construction & Mining - (0.03)%			Valero Energy Corp	8,300	663
Caterpillar Inc	4,600	624			$8,514
Machinery - Diversified - (0.20)%			Oil & Gas Services - (0.21)%
Deere & Co	6,200	960	Baker Hughes a GE Co	21,600	493
Flowserve Corp	6,822	331	John Wood Group PLC	77,442	628
GEA Group AG	27,454	744	Keane Group Inc	29,700	330
Husqvarna AB	149,653	1,181	National Oilwell Varco Inc	33,920	1,089
Keyence Corp	600	327	ProPetro Holding Corp	33,180	538
Sumitomo Heavy Industries Ltd	24,300	810	RPC Inc	29,965	392
Wabtec Corp	7,310	691	Superior Energy Services Inc	22,014	120
		$5,044	TechnipFMC PLC	64,500	1,490
Media - (0.27)%					$5,080
Bollore SA	178,607	784	Packaging & Containers - (0.12)%
CBS Corp	15,500	840	Ball Corp	8,400	412
Discovery Inc - C Shares	19,900	556	Crown Holdings Inc	45,900	2,354
EW Scripps Co/The	78,237	1,379			$2,766
Gannett Co Inc	8,421	87	Pharmaceuticals - (0.20)%
New York Times Co/The	9,147	246	Alfresa Holdings Corp	28,100	748
News Corp - A Shares	48,700	632	Clovis Oncology Inc	131	2
RTL Group SA	6,771	405	CVS Health Corp	6,085	488
Sirius XM Holdings Inc	18,101	113	Grifols SA	8,507	239
Thomson Reuters Corp	24,876	1,257	Herbalife Nutrition Ltd	6,483	371
Walt Disney Co/The	2,659	307	Ironwood Pharmaceuticals Inc	1,945	27
		$6,606	Mylan NV	15,400	521
Metal Fabrication & Hardware - (0.09)%			Otsuka Holdings Co Ltd	9,500	464
Maruichi Steel Tube Ltd	11,600	345	Perrigo Co PLC	8,200	511
MISUMI Group Inc	34,000	775	Sumitomo Dainippon Pharma Co Ltd	43,500	1,423
Rexnord Corp	4,749	134	Takeda Pharmaceutical Co Ltd	4,693	177
Tenaris SA	61,114	740			$4,971
		$1,994	Pipelines - (0.08)%
Mining - (0.16)%			AltaGas Ltd	34,706	378
Agnico Eagle Mines Ltd	14,700	517	Cheniere Energy Inc	11,900	727
Barrick Gold Corp	62,800	800	Koninklijke Vopak NV	18,317	803
Barrick Gold Corp	58,036	740			$1,908
Endeavour Mining Corp	659	8	Real Estate - (0.25)%
First Quantum Minerals Ltd	23,800	219	Aeon Mall Co Ltd	43,000	774
Mitsubishi Materials Corp	11,200	315	Deutsche Wohnen SE	33,906	1,629
Norsk Hydro ASA	117,821	557	First Capital Realty Inc	41,400	615
Pan American Silver Corp	3,293	42	Hysan Development Co Ltd	202,000	968
Teck Resources Ltd	32,300	654	Kerry Properties Ltd	101,500	350
		$3,852	Nomura Real Estate Holdings Inc	24,400	482
Miscellaneous Manufacturers - (0.11)%			UOL Group Ltd	72,500	324
Alstom SA	21,024	923	Vonovia SE	17,598	856
Smiths Group PLC	30,200	538			$5,998
Textron Inc	19,370	1,087
		$2,548

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)		Shares	Value (000’s)
REITs - (0.07)%			Toys, Games & Hobbies - (0.10)%
Apollo Commercial Real Estate Finance Inc	5,844	$111	Mattel Inc		174,112	$2,420
Blackstone Mortgage Trust Inc	3,820	134	Transportation - (0.17)%
Government Properties Income Trust	3,624	32	AP Moller - Maersk A/S - B		791	1,136
Industrial Logistics Properties Trust	1,772	37	Atlas Air Worldwide Holdings Inc		1,733	92
Pebblebrook Hotel Trust	15,438	539	FedEx Corp		5,590	1,280
QTS Realty Trust Inc	957	39	Getlink SE		76,953	1,000
Redwood Trust Inc	7,506	125	Mitsui OSK Lines Ltd		31,100	732
Welltower Inc	9,913	717	Ship Finance International Ltd		4,317	56
		$1,734				$4,296
Retail - (0.42)%			Trucking & Leasing - (0.05)%
Dollar Tree Inc	4,900	425	AerCap Holdings NV		22,000	1,163
Domino's Pizza Enterprises Ltd	11,158	376
Dufry AG	14,420	1,535	Water - (0.07)%
FamilyMart UNY Holdings Co Ltd	6,500	923	American Water Works Co Inc		3,900	372
Kohl's Corp	4,200	282	Suez		57,892	862
Marui Group Co Ltd	31,300	676	United Utilities Group PLC		44,185	430
Restaurant Brands International Inc	7,600	444				$1,664
			TOTAL COMMON STOCKS (proceeds $265,163)			$262,019
RH	1,636	190	INVESTMENT COMPANIES - (0.11)%		Shares	Value (000's)
Sally Beauty Holdings Inc	55,939	1,181
Shimamura Co Ltd	19,300	1,643	Exchange Traded Funds - (0.11)%
Signet Jewelers Ltd	12,103	638	SPDR S&P Oil & Gas Equipment & Services		37,240	441
Takashimaya Co Ltd	20,600	300	ETF
Tsuruha Holdings Inc	3,700	366	SPDR S&P Oil & Gas Exploration & Production		60,779	1,994
Yamada Denki Co Ltd	216,100	1,045	ETF
		$10,024	VanEck Vectors Oil Services ETF		8,667	157
						$2,592
Savings & Loans - 0.00%			TOTAL INVESTMENT COMPANIES (proceeds $3,275)			$2,592
WSFS Financial Corp	2,366	100	PREFERRED STOCKS - (0.02)%		Shares	Value (000's)
Semiconductors - (0.87)%			Electronics - (0.02)%
Advanced Micro Devices Inc	24,600	524	Sartorius AG 0.51%,		3,998	$510
Broadcom Inc	2,600	617	TOTAL PREFERRED STOCKS (proceeds $654)			$510
Cree Inc	3,488	154			Principal
Intel Corp	171,586	8,461	BONDS - (1.51)%	Amount (000's) Value (000's)
KLA-Tencor Corp	4,630	456
Lam Research Corp	59,156	9,285	Banks - (0.02)%
Microchip Technology Inc	18,476	1,386	Norddeutsche Landesbank Girozentrale
Teradyne Inc	5,786	207	6.00%, 06/29/2020	EUR	349	$381
		$21,090	6.25%, 04/10/2024		$200	166
Software - (0.20)%						$547
Atlassian Corp PLC	2,186	188	Diversified Financial Services - (0.06)%
Citrix Systems Inc	692	75	International Lease Finance Corp
Cloudera Inc	14,079	174	5.88%, 08/15/2022		1,436	1,505
DeNA Co Ltd	31,100	578	Electric - (0.28)%
First Data Corp	22,600	431
Five9 Inc	931	40	Comision Federal de Electricidad
MongoDB Inc	3,237	268	6.13%, 06/16/2045		7,500	6,834
Nexon Co Ltd	44,300	527	Food - (0.02)%
salesforce.com Inc	6,800	971	Campbell Soup Co
Splunk Inc	4,420	494	3.80%, 08/02/2042		619	454
Temenos AG	2,387	297	Healthcare - Services - (0.08)%
VMware Inc	633	106
Workday Inc	3,400	557	CHS/Community Health Systems Inc
		$4,706	5.13%, 08/01/2021		2,090	1,979
Telecommunications - (0.26)%			Media - (0.08)%
CalAmp Corp	5,367	95	AMC Networks Inc
Infinera Corp	13,501	58	4.75%, 08/01/2025		1,953	1,817
Inmarsat PLC	196,732	1,027	Oil & Gas - (0.03)%
Millicom International Cellular SA	7,264	429	Halcon Resources Corp
Nippon Telegraph & Telephone Corp	11,300	466	6.75%, 02/15/2025		525	403
Nokia OYJ	112,830	621	SM Energy Co
SoftBank Group Corp	12,700	1,072	6.75%, 09/15/2026		461	442
Tele2 AB	62,289	780				$845
T-Mobile US Inc	16,164	1,107
TPG Telecom Ltd	80,988	427	REITs - (0.12)%
Zayo Group Holdings Inc	7,800	206	CBL & Associates LP
		$6,288	5.25%, 12/01/2023		1,492	1,239
Textiles - (0.03)%			5.95%, 12/15/2026		1,880	1,544
Mohawk Industries Inc	6,300	807				$2,783

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2018 (unaudited)

Short Sales Outstanding (continued)
	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	AGENCY OBLIGATIONS (continued)	Amount (000’s)	Value (000’s)
Retail - (0.04)%			U.S. Treasury (continued)
L Brands Inc			2.38%, 05/15/2027	$14,413	$13,765
6.88%, 11/01/2035	$1,044	$884	2.63%, 02/28/2023	12,486	12,373
Sovereign - (0.78)%			2.75%, 09/15/2021	877	875
			2.75%, 11/15/2023	5,552	5,523
Mexico Government International Bond			2.88%, 10/31/2020	26,851	26,873
3.75%, 01/11/2028	2,947	2,726	2.88%, 11/15/2021	20,508	20,533
4.13%, 01/21/2026	1,236	1,193	2.88%, 09/30/2023	836	836
4.15%, 03/28/2027	4,933	4,711	2.88%, 10/31/2023	32,550	32,580
5.55%, 01/21/2045	1,291	1,270	2.88%, 04/30/2025	7,972	7,953
Republic of South Africa Government			3.00%, 09/30/2025	2,803	2,816
International Bond					$153,695
4.30%, 10/12/2028	1,059	914	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.85%, 09/27/2027	6,480	5,896	OBLIGATIONS (proceeds $201,410)		$201,743
5.88%, 06/22/2030	2,118	2,002	TOTAL SHORT SALES (proceeds $511,061)		$505,203
		$18,712
Telecommunications - 0.00%
Frontier Communications Corp
10.50%, 09/15/2022	104	83
TOTAL BONDS (proceeds $38,643)		$36,443
	Principal
CONVERTIBLE BONDS - (0.08)%	Amount (000's)	Value (000's)
Biotechnology - (0.04)%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024	125	131
1.50%, 10/15/2020	150	180
Illumina Inc
0.00%, 08/15/2023	575	616
		$927
Engineering & Construction - (0.01)%
Dycom Industries Inc
0.75%, 09/15/2021	100	99
Internet - (0.02)%
Booking Holdings Inc
0.90%, 09/15/2021	225	258
Liberty Expedia Holdings Inc
1.00%, 06/30/2047	100	97
Wix.com Ltd
0.00%, 07/01/2023	125	121
		$476
Oil & Gas Services - 0.00%
Oil States International Inc
1.50%, 02/15/2023	75	68
Pharmaceuticals - 0.00%
Jazz Investments I Ltd
1.50%, 08/15/2024	125	121
REITs - 0.00%
Starwood Property Trust Inc
4.38%, 04/01/2023	50	50
Software - (0.01)%
Guidewire Software Inc
1.25%, 03/15/2025	150	155
TOTAL CONVERTIBLE BONDS (proceeds $1,916)		$1,896
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (8.40)%	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) - (2.00)%
3.00%, 12/01/2048	$21,776	20,754
3.50%, 12/01/2041	27,839	27,294
		$48,048
U.S. Treasury - (6.40)%
1.25%, 03/31/2021	16,235	15,670
1.38%, 09/15/2020	3,639	3,549
1.50%, 08/15/2020	8,042	7,868
1.88%, 08/31/2024	2,620	2,481

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
November 30, 2018 (unaudited)

COMMON STOCKS - 89.98%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 2.61%			Healthcare - Services - 5.36%
Boeing Co/The	518	$180	Anthem Inc	703	$204
Raytheon Co	880	154	ICON PLC (a)	1,286	186
Safran SA	1,533	192	NMC Health PLC	2,228	94
		$526	Syneos Health Inc (a)	4,057	210
Agriculture - 1.97%			UnitedHealth Group Inc	1,370	385
Philip Morris International Inc	3,363	291			$1,079
Swedish Match AB	2,718	106	Home Furnishings - 1.50%
		$397	LG Electronics Inc	1,724	112
Automobile Manufacturers - 2.69%			Sony Corp	3,600	190
Suzuki Motor Corp	2,600	129			$302
Toyota Motor Corp	4,300	260	Insurance - 6.27%
Volvo AB - B Shares	10,949	153	Allstate Corp/The	2,214	198
		$542	Athene Holding Ltd (a)	4,400	191
Banks - 8.25%			Fairfax Financial Holdings Ltd	400	189
Comerica Inc	2,358	187	Legal & General Group PLC	54,401	170
Erste Group Bank AG (a)	4,912	194	NN Group NV	3,309	141
JPMorgan Chase & Co	2,868	319	Prudential Financial Inc	2,349	220
Lloyds Banking Group PLC	245,557	174	Swiss Life Holding AG (a)	391	154
Raiffeisen Bank International AG	6,274	185			$1,263
Regions Financial Corp	9,059	149	Internet - 4.11%
Swedbank AB	7,585	176	Alphabet Inc - A Shares (a)	380	422
Toronto-Dominion Bank/The	5,000	277	Amazon.com Inc (a)	139	235
		$1,661	VeriSign Inc (a)	1,090	170
Beverages - 2.94%					$827
Coca-Cola HBC AG (a)	4,850	145	Iron & Steel - 1.32%
Diageo PLC	5,943	215	POSCO	507	112
Molson Coors Brewing Co	3,525	232	Vale SA	11,300	154
		$592			$266
Biotechnology - 1.81%			Lodging - 0.69%
Biogen Inc (a)	634	212	Extended Stay America Inc	7,672	140
CSL Ltd	1,170	152	Media - 3.16%
		$364	CBS Corp	3,206	174
Building Materials - 0.55%			Comcast Corp - Class A	6,696	261
Anhui Conch Cement Co Ltd	21,000	111	Viacom Inc - B Shares	6,533	202
Chemicals - 0.82%					$637
Nutrien Ltd	3,200	165	Oil & Gas - 7.22%
Computers - 1.07%			BP PLC	42,860	285
Infosys Ltd ADR	21,762	215	Chevron Corp	2,134	254
Distribution & Wholesale - 1.69%			ConocoPhillips	3,116	206
KAR Auction Services Inc	2,920	167	EOG Resources Inc	1,644	170
Mitsubishi Corp	6,400	173	Husky Energy Inc	12,400	154
		$340	Marathon Petroleum Corp	2,412	157
Diversified Financial Services - 1.61%			Suncor Energy Inc	7,100	229
Mastercard Inc	1,614	325			$1,455
Electric - 1.02%			Pharmaceuticals - 6.48%
Exelon Corp	4,415	205	AbbVie Inc	2,097	198
			Pfizer Inc	8,472	391
Electrical Components & Equipment - 0.95%			Roche Holding AG	1,155	300
AMETEK Inc	2,609	192	Teva Pharmaceutical Industries Ltd ADR(a)	10,420	224
Electronics - 0.91%			Zoetis Inc	2,044	192
Hoya Corp	3,000	183			$1,305
Engineering & Construction - 1.65%			Private Equity - 1.13%
ACS Actividades de Construccion y Servicios SA	4,540	174	Brookfield Asset Management Inc	5,200	228
Vinci SA	1,807	158	Real Estate - 0.64%
		$332	Sun Hung Kai Properties Ltd	9,000	129
Entertainment - 0.70%			Retail - 4.05%
GVC Holdings PLC	15,015	142	Alimentation Couche-Tard Inc	5,800	304
Environmental Control - 0.93%			Dick's Sporting Goods Inc	5,983	215
Waste Management Inc	2,004	188	Lowe's Cos Inc	1,512	143
Food - 3.60%			Nordstrom Inc	2,912	154
General Mills Inc	4,714	199			$816
Nestle SA	2,215	189	Software - 3.32%
Tesco PLC	56,938	144	Capcom Co Ltd	5,200	102
Uni-President Enterprises Corp	82,000	193	Intuit Inc	905	194
		$725	Microsoft Corp	3,359	373
Healthcare - Products - 0.96%					$669
Danaher Corp	1,761	193

See accompanying notes.

     Schedule of Investments Global Opportunities Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)				Portfolio Summary (unaudited)
Telecommunications - 5.57%				Country		Percent
Cisco Systems Inc	8,865		$424	United States		54.14%
Nice Ltd ADR(a)	1,692		197	Canada		7.68%
SoftBank Group Corp	2,500		211	Japan		7.26%
Verizon Communications Inc	4,831		291	United Kingdom		4.91%
			$1,123	Switzerland		3.92%
Toys, Games & Hobbies - 1.06%				Sweden		2.16%
Nintendo Co Ltd	700		213	Israel		2.09%
Transportation - 1.37%				Austria		1.88%
Norfolk Southern Corp	1,619		276	France		1.74%
TOTAL COMMON STOCKS			$18,126	Brazil		1.50%
INVESTMENT COMPANIES - 5.31%	Shares Held Value (000's)			Korea, Republic Of		1.12%
				India		1.07%
Money Market Funds - 5.31%				Taiwan, Province Of China		0.96%
Principal Government Money Market Fund	1,069,252		1,069	Ireland		0.93%
2.08%(b),(c)				Spain		0.86%
TOTAL INVESTMENT COMPANIES			$1,069	Australia		0.76%
PREFERRED STOCKS - 0.75%	Shares Held Value (000's)			Netherlands		0.70%
Holding Companies - Diversified - 0.75%				Isle of Man		0.70%
Itausa - Investimentos Itau SA 0.08%	47,000		$150	Hong Kong		0.64%
TOTAL PREFERRED STOCKS			$150	China		0.55%
Total Investments			$19,345	United Arab Emirates		0.47%
Other Assets and Liabilities - 3.96%			799	Other Assets and Liabilities		3.96%
TOTAL NET ASSETS - 100.00%			$20,144	TOTAL NET ASSETS		100.00%

(a) Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Current yield shown is as of period end.

Affiliated Securities	August 31, 2018			Purchases	Sales	November 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.08%	$13,829		$50,144		$62,904	$1,069
	$13,829		$50,144		$62,904	$1,069

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.08%	$40	$		— $	— $	—
	$40	$		— $	— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2018 (unaudited)

COMMON STOCKS - 97.67%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.31%			Automobile Parts & Equipment - 1.11%
Dentsu Inc	16,500	$735	Aisin Seiki Co Ltd	12,500	$495
Hakuhodo DY Holdings Inc	18,100	277	Bridgestone Corp	47,100	1,915
JCDecaux SA	5,736	195	Cie Generale des Etablissements Michelin SCA	13,151	1,378
Publicis Groupe SA	16,261	966	Continental AG	8,481	1,282
WPP PLC	97,931	1,081	Denso Corp	33,700	1,562
		$3,254	Faurecia SA	5,852	229
Aerospace & Defense - 1.41%			JTEKT Corp	16,100	205
Airbus SE	44,776	4,802	Koito Manufacturing Co Ltd	8,000	431
BAE Systems PLC	245,754	1,545	Minth Group Ltd	60,000	202
Dassault Aviation SA	191	292	NGK Insulators Ltd	20,300	302
Elbit Systems Ltd	1,811	222	NGK Spark Plug Co Ltd	12,400	255
IHI Corp	11,400	348	Nokian Renkaat OYJ	8,996	289
Kawasaki Heavy Industries Ltd	11,000	256	Pirelli & C SpA (a),(b)	30,847	217
Leonardo SpA	31,209	309	Stanley Electric Co Ltd	10,300	301
Meggitt PLC	59,874	397	Sumitomo Electric Industries Ltd	58,200	819
MTU Aero Engines AG	4,007	837	Sumitomo Rubber Industries Ltd	13,200	177
Rolls-Royce Holdings PLC (a)	128,414	1,394	Toyoda Gosei Co Ltd	5,100	99
Safran SA	25,726	3,220	Toyota Industries Corp	11,200	577
Thales SA	8,198	1,006	Valeo SA	18,478	527
		$14,628	Yokohama Rubber Co Ltd/The	9,400	197
Agriculture - 1.08%					$11,459
British American Tobacco PLC	176,459	6,178	Banks - 11.76%
Golden Agri-Resources Ltd	496,000	89	ABN AMRO Group NV (b)	32,621	832
Imperial Brands PLC	73,547	2,267	AIB Group PLC	62,796	276
Japan Tobacco Inc	84,800	2,109	Aozora Bank Ltd	9,100	300
Swedish Match AB	13,564	530	Australia & New Zealand Banking Group Ltd	220,721	4,358
		$11,173	Banco Bilbao Vizcaya Argentaria SA	514,201	2,921
Airlines - 0.19%			Banco de Sabadell SA	433,931	555
ANA Holdings Inc	9,000	322	Banco Espirito Santo SA (a),(c),(d)	131,709	—
Deutsche Lufthansa AG	18,170	444	Banco Santander SA	1,251,527	5,945
easyJet PLC	12,252	174	Bank Hapoalim BM	82,241	565
International Consolidated Airlines Group SA	47,381	380	Bank Leumi Le-Israel BM	111,614	735
Japan Airlines Co Ltd	8,900	321	Bank of East Asia Ltd/The	96,000	324
Singapore Airlines Ltd	41,700	290	Bank of Ireland Group PLC	74,584	474
		$1,931	Bank of Kyoto Ltd/The	4,200	202
Apparel - 1.45%			Bank of Queensland Ltd	30,275	221
Adidas AG	14,517	3,215	Bankia SA	95,160	315
Asics Corp	12,400	179	Bankinter SA	51,987	435
Burberry Group PLC	32,258	731	Barclays PLC	1,315,887	2,732
Hermes International	2,440	1,321	Bendigo & Adelaide Bank Ltd	37,314	292
Kering SA	5,840	2,542	BNP Paribas SA	86,472	4,349
LVMH Moet Hennessy Louis Vuitton SE	21,336	6,107	BOC Hong Kong Holdings Ltd	285,000	1,116
Moncler SpA	13,795	452	CaixaBank SA	276,758	1,143
Puma SE	638	320	Chiba Bank Ltd/The	47,000	309
Yue Yuen Industrial Holdings Ltd	57,000	166	Commerzbank AG (a)	77,263	669
		$15,033	Commonwealth Bank of Australia	135,344	7,066
			Concordia Financial Group Ltd	84,600	398
Automobile Manufacturers - 3.12%			Credit Agricole SA	87,791	1,091
Bayerische Motoren Werke AG	25,530	2,096	Credit Suisse Group AG (a)	197,109	2,331
Daimler AG	70,126	3,965	Danske Bank A/S	55,255	1,102
Ferrari NV	9,469	1,039	DBS Group Holdings Ltd	138,500	2,473
Fiat Chrysler Automobiles NV (a)	83,135	1,381	Deutsche Bank AG	151,414	1,390
Hino Motors Ltd	20,000	205	DNB ASA	73,939	1,270
Honda Motor Co Ltd	125,900	3,552	Erste Group Bank AG (a)	23,199	918
Isuzu Motors Ltd	42,500	606	Fukuoka Financial Group Inc	11,700	268
Mazda Motor Corp	43,800	469	Hang Seng Bank Ltd	59,000	1,366
Mitsubishi Motors Corp	51,800	319	HSBC Holdings PLC	1,532,610	13,036
Nissan Motor Co Ltd	179,000	1,570	ING Groep NV	299,660	3,629
Peugeot SA	45,354	998	Intesa Sanpaolo SpA	1,146,932	2,664
Renault SA	14,822	1,043	Investec PLC	51,656	315
Subaru Corp	47,500	1,058	Japan Post Bank Co Ltd	31,300	366
Suzuki Motor Corp	26,400	1,317	KBC Group NV	19,167	1,379
Toyota Motor Corp	175,800	10,627	Lloyds Banking Group PLC	5,463,626	3,867
Volkswagen AG	2,502	416	Macquarie Group Ltd	24,933	2,098
Volvo AB - B Shares	120,766	1,685	Mediobanca Banca di Credito Finanziario SpA	47,718	421
		$32,346	Mitsubishi UFJ Financial Group Inc	902,800	4,940
			Mizrahi Tefahot Bank Ltd	10,772	196
			Mizuho Financial Group Inc	1,860,000	3,085
			National Australia Bank Ltd	209,698	3,792

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Chemicals - 3.20%
Natixis SA	72,582	$402	Air Liquide SA	33,037	$3,998
Nordea Bank Abp	234,237	2,080	Air Water Inc	11,400	185
Oversea-Chinese Banking Corp Ltd	242,500	2,000	Akzo Nobel NV	19,479	1,637
Raiffeisen Bank International AG	11,415	337	Arkema SA	5,264	500
Resona Holdings Inc	161,600	859	Asahi Kasei Corp	97,300	1,068
Royal Bank of Scotland Group PLC	368,838	1,024	BASF SE	70,661	5,167
Seven Bank Ltd	46,000	143	Brenntag AG	11,911	552
Shinsei Bank Ltd	12,100	167	Clariant AG (a)	15,361	305
Shizuoka Bank Ltd/The	33,300	300	Covestro AG (b)	14,833	859
Skandinaviska Enskilda Banken AB	125,507	1,309	Croda International PLC	10,131	631
Societe Generale SA	59,187	2,174	Daicel Corp	20,500	230
Standard Chartered PLC	216,100	1,686	EMS-Chemie Holding AG	629	339
Sumitomo Mitsui Financial Group Inc	102,200	3,763	Evonik Industries AG	12,576	340
Sumitomo Mitsui Trust Holdings Inc	25,444	1,022	Givaudan SA	710	1,753
Svenska Handelsbanken AB	117,766	1,299	Hitachi Chemical Co Ltd	8,100	128
Swedbank AB	69,837	1,625	Incitec Pivot Ltd	128,916	356
UBS Group AG (a)	297,191	4,029	Israel Chemicals Ltd	54,221	318
UniCredit SpA	154,785	1,998	Johnson Matthey PLC	14,923	559
United Overseas Bank Ltd	103,100	1,893	JSR Corp	15,000	241
Westpac Banking Corp	263,900	5,026	Kaneka Corp	4,000	150
Yamaguchi Financial Group Inc	15,300	159	Kansai Paint Co Ltd	13,800	259
		$121,824	Koninklijke DSM NV	13,989	1,242
Beverages - 2.28%			Kuraray Co Ltd	24,800	386
Anheuser-Busch InBev SA/NV	58,620	4,504	LANXESS AG	6,704	369
Asahi Group Holdings Ltd	28,000	1,176	Mitsubishi Chemical Holdings Corp	98,900	811
Carlsberg A/S	8,247	915	Mitsubishi Gas Chemical Co Inc	12,700	209
Coca-Cola Amatil Ltd	39,083	247	Mitsui Chemicals Inc	14,300	364
Coca-Cola Bottlers Japan Holdings Inc	10,400	299	Nippon Paint Holdings Co Ltd	11,400	406
Coca-Cola European Partners PLC	16,807	816	Nissan Chemical Corp	9,800	533
Coca-Cola HBC AG (a)	15,579	466	Nitto Denko Corp	12,600	690
Davide Campari-Milano SpA	44,789	375	Novozymes A/S	16,877	787
Diageo PLC	189,274	6,835	Shin-Etsu Chemical Co Ltd	28,000	2,500
Heineken Holding NV	8,882	786	Showa Denko KK	10,300	413
Heineken NV	19,987	1,832	Solvay SA	5,713	619
Kirin Holdings Co Ltd	63,700	1,501	Sumitomo Chemical Co Ltd	115,100	627
Pernod Ricard SA	16,373	2,617	Symrise AG	9,507	771
Remy Cointreau SA	1,740	202	Taiyo Nippon Sanso Corp	10,200	172
Suntory Beverage & Food Ltd	10,600	446	Teijin Ltd	14,000	242
Treasury Wine Estates Ltd	55,422	575	Toray Industries Inc	107,200	842
		$23,592	Tosoh Corp	20,300	286
Biotechnology - 0.96%			Umicore SA	16,149	700
BeiGene Ltd ADR(a)	2,505	384	Yara International ASA	13,693	552
CSL Ltd	34,794	4,536			$33,096
Genmab A/S (a)	4,720	721	Commercial Services - 2.04%
H Lundbeck A/S	5,371	221	Adecco Group AG	12,156	603
Shire PLC	70,452	4,114	Ashtead Group PLC	37,783	852
		$9,976	Atlantia SpA	38,209	785
Building Materials - 1.29%			Babcock International Group PLC	19,494	142
AGC Inc/Japan	14,500	493	Benesse Holdings Inc	5,500	163
Boral Ltd	90,405	339	Brambles Ltd	122,704	925
Cie de Saint-Gobain	38,418	1,428	Bureau Veritas SA	20,435	452
CRH PLC	63,873	1,757	Dai Nippon Printing Co Ltd	19,000	440
Daikin Industries Ltd	19,000	2,119	Edenred	18,151	694
Fletcher Building Ltd (a)	65,805	216	Experian PLC	70,846	1,728
Geberit AG	2,853	1,112	G4S PLC	119,652	296
HeidelbergCement AG	11,473	764	Intertek Group PLC	12,445	747
Imerys SA	2,761	149	ISS A/S	12,886	419
James Hardie Industries PLC	34,048	400	Park24 Co Ltd	9,000	243
Kingspan Group PLC	11,762	507	Persol Holdings Co Ltd	13,700	257
LafargeHolcim Ltd (a)	37,440	1,682	Randstad NV	9,184	449
LIXIL Group Corp	20,600	267	Recruit Holdings Co Ltd	85,000	2,345
Rinnai Corp	2,600	187	RELX PLC	69,025	1,437
Sika AG	9,986	1,239	RELX PLC	83,383	1,741
Taiheiyo Cement Corp	9,400	318	Secom Co Ltd	16,100	1,363
TOTO Ltd	10,900	422	Securitas AB	24,146	408
		$13,399	SGS SA	410	973
			Sohgo Security Services Co Ltd	5,500	259
			Toppan Printing Co Ltd	19,200	309
			Transurban Group	201,660	1,683

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Diversified Financial Services (continued)
Wirecard AG	9,050	$1,378	St James's Place PLC	40,800	$525
		$21,091	Standard Life Aberdeen PLC (a)	180,915	615
Computers - 0.84%			Tokyo Century Corp	3,200	153
Atos SE	7,316	623			$16,244
Capgemini SE	12,343	1,441	Electric - 2.55%
Check Point Software Technologies Ltd (a)	9,600	1,074	AGL Energy Ltd	50,574	698
Computershare Ltd	35,590	473	AusNet Services	139,366	158
Fujitsu Ltd	15,200	939	Chubu Electric Power Co Inc	47,000	706
Ingenico Group SA	4,567	330	Chugoku Electric Power Co Inc/The	21,600	273
NEC Corp	20,200	627	CLP Holdings Ltd	126,500	1,396
Nomura Research Institute Ltd	8,681	382	E.ON SE	169,741	1,735
NTT Data Corp	48,700	566	EDP - Energias de Portugal SA	197,384	691
Obic Co Ltd	4,900	425	Electric Power Development Co Ltd	11,300	291
Otsuka Corp	8,100	274	Electricite de France SA	46,242	763
TDK Corp	9,900	786	Endesa SA	24,493	547
Teleperformance	4,454	738	Enel SpA	627,210	3,412
		$8,678	Engie SA	140,850	1,985
Consumer Products - 0.52%			Fortum OYJ	34,254	715
Henkel AG & Co KGaA	8,012	830	HK Electric Investments & HK Electric	204,500	196
Reckitt Benckiser Group PLC	51,558	4,292	Investments Ltd
Societe BIC SA	1,976	212	Iberdrola SA	466,825	3,492
		$5,334	Innogy SE (b)	10,708	490
Cosmetics & Personal Care - 2.39%			Kansai Electric Power Co Inc/The	54,300	815
Beiersdorf AG	7,772	834	Kyushu Electric Power Co Inc	29,500	347
Essity AB	46,759	1,200	Meridian Energy Ltd	98,824	225
Kao Corp	38,000	2,803	Origin Energy Ltd (a)	135,609	646
Kose Corp	2,300	344	Orsted A/S (b)	14,585	951
Lion Corp	17,400	344	Power Assets Holdings Ltd	107,500	729
L'Oreal SA	19,360	4,568	Red Electrica Corp SA	33,381	721
Pigeon Corp	8,700	359	RWE AG	39,959	866
Pola Orbis Holdings Inc	7,200	204	Sembcorp Industries Ltd	75,800	145
Shiseido Co Ltd	29,100	1,854	SSE PLC	78,233	1,097
Unicharm Corp	31,100	974	Terna Rete Elettrica Nazionale SpA	108,502	608
Unilever NV	118,537	6,578	Tohoku Electric Power Co Inc	33,200	435
Unilever PLC	86,871	4,708	Tokyo Electric Power Co Holdings Inc (a)	111,500	678
		$24,770	Uniper SE	15,522	399
Distribution & Wholesale - 1.16%			Verbund AG	5,229	214
Bunzl PLC	25,906	800			$26,424
Ferguson PLC	17,909	1,151	Electrical Components & Equipment - 0.53%
ITOCHU Corp	109,300	1,946	Brother Industries Ltd	17,500	293
Jardine Cycle & Carriage Ltd	7,700	198	Casio Computer Co Ltd	15,100	211
Marubeni Corp	120,900	903	Legrand SA	20,513	1,258
Mitsubishi Corp	103,900	2,808	OSRAM Licht AG	7,668	353
Mitsui & Co Ltd	127,700	2,001	Prysmian SpA	18,517	340
Rexel SA	23,392	281	Schneider Electric SE	42,244	3,079
Sumitomo Corp	87,000	1,339			$5,534
Toyota Tsusho Corp	16,400	567	Electronics - 1.12%
		$11,994	Alps Electric Co Ltd	14,800	344
Diversified Financial Services - 1.57%			Assa Abloy AB	77,293	1,439
Acom Co Ltd	30,800	113	Hirose Electric Co Ltd	2,299	243
AEON Financial Service Co Ltd	8,800	171	Hitachi High-Technologies Corp	5,300	189
Amundi SA (b)	4,660	268	Hoya Corp	29,500	1,803
ASX Ltd	14,927	660	Kyocera Corp	24,600	1,333
Credit Saison Co Ltd	12,300	158	MINEBEA MITSUMI Inc	29,700	485
Daiwa Securities Group Inc	123,800	685	Murata Manufacturing Co Ltd	13,800	2,115
Deutsche Boerse AG	14,882	1,906	Nidec Corp	17,100	2,288
Hargreaves Lansdown PLC	21,946	535	Nippon Electric Glass Co Ltd	6,600	178
Hong Kong Exchanges & Clearing Ltd	90,800	2,664	Omron Corp	14,800	653
Japan Exchange Group Inc	39,600	714	Venture Corp Ltd	21,200	232
Julius Baer Group Ltd (a)	17,258	696	Yokogawa Electric Corp	17,700	327
London Stock Exchange Group PLC	24,063	1,240			$11,629
Mebuki Financial Group Inc	63,900	193	Energy - Alternate Sources - 0.13%
Mitsubishi UFJ Lease & Finance Co Ltd	31,300	171	Siemens Gamesa Renewable Energy SA (a)	18,384	260
Nomura Holdings Inc	267,200	1,203	Vestas Wind Systems A/S	15,064	1,126
ORIX Corp	102,100	1,658			$1,386
Partners Group Holding AG	1,337	879	Engineering & Construction - 1.26%
SBI Holdings Inc/Japan	17,390	395	ACS Actividades de Construccion y Servicios SA	19,336	743
Schroders PLC	9,584	310	Aena SME SA (b)	5,203	828
Singapore Exchange Ltd	62,000	332	Aeroports de Paris	2,287	445

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Engineering & Construction (continued)			Food (continued)
Auckland International Airport Ltd	73,906	$367	WH Group Ltd (b)	680,000	$496
Bouygues SA	16,885	650	Wilmar International Ltd	148,100	329
CIMIC Group Ltd	7,501	223	Wm Morrison Supermarkets PLC	172,587	524
CK Infrastructure Holdings Ltd	52,000	396	Woolworths Group Ltd	101,242	2,146
Eiffage SA	6,022	574	Yakult Honsha Co Ltd	9,100	688
Ferrovial SA	38,231	788	Yamazaki Baking Co Ltd	9,600	202
Fraport AG Frankfurt Airport Services Worldwide	3,207	237			$50,915
HOCHTIEF AG	1,627	232	Food Service - 0.32%
Japan Airport Terminal Co Ltd	3,700	144	Compass Group PLC	122,110	2,619
JGC Corp	16,100	235	Sodexo SA	6,976	722
Kajima Corp	35,300	489			$3,341
LendLease Group	45,035	418	Forest Products & Paper - 0.30%
Obayashi Corp	50,100	501	Mondi PLC	28,320	620
SATS Ltd	52,100	182	Oji Holdings Corp	66,400	388
Shimizu Corp	42,600	365	Smurfit Kappa Group PLC	17,374	470
Singapore Technologies Engineering Ltd	120,500	313	Stora Enso OYJ	42,494	543
Skanska AB	26,230	413	UPM-Kymmene OYJ	41,157	1,100
Sydney Airport	85,142	424			$3,121
Taisei Corp	16,300	718	Gas - 0.81%
Vinci SA	39,072	3,409	Centrica PLC	431,883	761
		$13,094	Enagas SA	17,490	481
Entertainment - 0.48%			Hong Kong & China Gas Co Ltd	711,473	1,437
Aristocrat Leisure Ltd	44,319	770	National Grid PLC	261,034	2,786
Genting Singapore Ltd	466,700	331	Naturgy Energy Group SA	27,008	669
GVC Holdings PLC	42,041	397	Osaka Gas Co Ltd	29,000	529
Merlin Entertainments PLC (b)	55,038	236	Snam SpA	175,471	770
Oriental Land Co Ltd/Japan	15,400	1,536	Toho Gas Co Ltd	5,800	235
Paddy Power Betfair PLC	6,320	568	Tokyo Gas Co Ltd	29,500	761
Sankyo Co Ltd	3,400	136			$8,429
Sega Sammy Holdings Inc	13,500	191	Hand & Machine Tools - 0.39%
Tabcorp Holdings Ltd	147,285	464	Disco Corp	2,200	322
Toho Co Ltd/Tokyo	8,700	303	Fuji Electric Co Ltd	9,200	290
		$4,932	Makita Corp	17,200	677
Environmental Control - 0.02%			Sandvik AB	87,060	1,293
Kurita Water Industries Ltd	7,700	207	Schindler Holding AG - PC	3,138	630
Food - 4.92%			Schindler Holding AG - REG	1,550	295
a2 Milk Co Ltd (a)	56,413	404	Techtronic Industries Co Ltd	107,000	580
Aeon Co Ltd	47,100	1,131			$4,087
Ajinomoto Co Inc	35,600	618	Healthcare - Products - 1.63%
Associated British Foods PLC	27,474	851	Asahi Intecc Co Ltd	7,400	348
Barry Callebaut AG	167	283	Cochlear Ltd	4,435	551
Calbee Inc	6,300	209	Coloplast A/S	9,159	875
Carrefour SA	45,466	820	ConvaTec Group PLC (b)	105,363	205
Casino Guichard Perrachon SA	4,279	194	EssilorLuxottica SA	22,167	2,803
Chocoladefabriken Lindt & Spruengli AG - PC	81	553	Fisher & Paykel Healthcare Corp Ltd	44,050	404
Chocoladefabriken Lindt & Spruengli AG - REG	8	643	Koninklijke Philips NV	73,002	2,768
Chr Hansen Holding A/S	7,623	689	Lonza Group AG (a)	5,741	1,862
Coles Group Ltd (a)	87,433	748	Olympus Corp	22,400	630
Colruyt SA	4,630	296	QIAGEN NV (a)	17,599	623
Dairy Farm International Holdings Ltd	26,000	229	Sartorius Stedim Biotech	2,124	215
Danone SA	47,468	3,544	Shimadzu Corp	17,400	407
ICA Gruppen AB	6,204	225	Siemens Healthineers AG (a),(b)	11,565	502
J Sainsbury PLC	135,126	526	Smith & Nephew PLC	67,474	1,232
Jeronimo Martins SGPS SA	19,411	232	Sonova Holding AG	4,280	693
Kerry Group PLC	12,225	1,265	Straumann Holding AG	794	487
Kikkoman Corp	11,100	650	Sysmex Corp	12,700	679
Koninklijke Ahold Delhaize NV	96,151	2,478	Terumo Corp	23,400	1,380
Marine Harvest ASA	32,130	754	William Demant Holding A/S (a)	7,989	234
MEIJI Holdings Co Ltd	9,400	741			$16,898
METRO AG	13,885	214	Healthcare - Services - 0.51%
Nestle SA	235,729	20,111	BioMerieux	3,193	225
NH Foods Ltd	7,200	268	Eurofins Scientific SE	880	383
Nisshin Seifun Group Inc	15,395	325	Fresenius Medical Care AG & Co KGaA	16,630	1,356
Nissin Foods Holdings Co Ltd	4,800	311	Fresenius SE & Co KGaA	32,082	1,824
Orkla ASA	62,861	521	NMC Health PLC	8,016	338
Seven & i Holdings Co Ltd	58,000	2,531	Ramsay Health Care Ltd	10,907	433
Tesco PLC	754,191	1,904	Ryman Healthcare Ltd	30,847	246
Toyo Suisan Kaisha Ltd	6,900	237
Wesfarmers Ltd	87,433	2,025

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Services (continued)			Insurance (continued)
Sonic Healthcare Ltd	30,971	$518	Tokio Marine Holdings Inc	51,800	$2,559
		$5,323	Tryg A/S	9,320	232
Holding Companies - Diversified - 0.56%			Zurich Insurance Group AG (a)	11,669	3,668
CK Hutchison Holdings Ltd	208,632	2,188			$56,936
Industrivarden AB	12,880	265	Internet - 0.54%
Jardine Matheson Holdings Ltd	16,887	1,117	Auto Trader Group PLC (b)	73,464	412
Jardine Strategic Holdings Ltd	16,905	652	CyberAgent Inc	7,600	346
Keppel Corp Ltd	112,200	498	Delivery Hero SE (a),(b)	7,090	259
NWS Holdings Ltd	121,500	256	Iliad SA	2,043	276
Swire Pacific Ltd	38,500	427	Kakaku.com Inc	10,800	218
Washington H Soul Pattinson & Co Ltd	8,273	159	LINE Corp (a)	5,400	191
Wharf Holdings Ltd/The	96,000	258	M3 Inc	32,400	527
		$5,820	MonotaRO Co Ltd	9,500	258
Home Builders - 0.45%			Rakuten Inc	66,600	537
Barratt Developments PLC	78,083	462	SEEK Ltd	25,689	348
Berkeley Group Holdings PLC	9,602	396	Trend Micro Inc/Japan	9,000	517
Daiwa House Industry Co Ltd	43,700	1,380	United Internet AG	9,482	429
Iida Group Holdings Co Ltd	11,320	200	Wix.com Ltd (a)	3,342	315
Persimmon PLC	23,821	579	Yahoo Japan Corp	219,500	629
Sekisui Chemical Co Ltd	28,500	464	ZOZO Inc	15,600	348
Sekisui House Ltd	47,900	723			$5,610
Taylor Wimpey PLC	252,643	433	Investment Companies - 0.47%
		$4,637	Eurazeo SE	3,510	263
Home Furnishings - 0.79%			EXOR NV	8,361	493
Electrolux AB	18,552	422	Groupe Bruxelles Lambert SA	6,220	561
Hoshizaki Corp	4,000	310	Investor AB	35,124	1,543
Panasonic Corp	170,200	1,756	Kinnevik AB	18,580	472
SEB SA	1,738	250	L E Lundbergforetagen AB	5,861	176
Sharp Corp/Japan	16,200	242	Melrose Industries PLC	373,530	844
Sony Corp	97,500	5,152	Pargesa Holding SA	2,975	206
		$8,132	Wendel SA	2,137	260
Insurance - 5.50%					$4,818
Admiral Group PLC	15,504	413	Iron & Steel - 0.48%
Aegon NV	137,366	765	ArcelorMittal	51,223	1,171
Ageas	14,086	681	BlueScope Steel Ltd	42,885	355
AIA Group Ltd	929,000	7,632	Fortescue Metals Group Ltd	120,061	353
Allianz SE	33,019	7,002	Hitachi Metals Ltd	16,700	188
AMP Ltd	225,061	401	JFE Holdings Inc	38,200	673
Assicurazioni Generali SpA	90,332	1,525	Kobe Steel Ltd	24,000	198
Aviva PLC	300,888	1,564	Nippon Steel & Sumitomo Metal Corp	58,677	1,075
AXA SA	149,620	3,644	thyssenkrupp AG	33,605	631
Baloise Holding AG	3,762	554	voestalpine AG	8,837	295
Challenger Ltd/Australia	42,379	296			$4,939
CNP Assurances	13,237	303	Leisure Products & Services - 0.30%
Dai-ichi Life Holdings Inc	83,300	1,452	Carnival PLC	13,328	778
Direct Line Insurance Group PLC	106,035	444	Flight Centre Travel Group Ltd	4,284	154
Gjensidige Forsikring ASA	15,424	241	Shimano Inc	5,600	820
Hannover Rueck SE	4,648	648	TUI AG	33,973	485
Insurance Australia Group Ltd	178,192	951	Yamaha Corp	10,600	457
Japan Post Holdings Co Ltd	121,500	1,479	Yamaha Motor Co Ltd	21,600	445
Legal & General Group PLC	459,501	1,439			$3,139
Mapfre SA	83,118	238	Lodging - 0.55%
Medibank Pvt Ltd	212,377	377	Accor SA	14,500	644
MS&AD Insurance Group Holdings Inc	36,600	1,111	City Developments Ltd	31,700	195
Muenchener Rueckversicherungs-Gesellschaft	11,528	2,511	Crown Resorts Ltd	29,216	251
AG in Muenchen			Galaxy Entertainment Group Ltd	183,000	1,132
NN Group NV	23,212	990	InterContinental Hotels Group PLC	13,916	748
Poste Italiane SpA (b)	40,289	306	Melco Resorts & Entertainment Ltd ADR	19,001	343
Prudential PLC	199,518	3,933	MGM China Holdings Ltd	73,600	127
QBE Insurance Group Ltd	103,337	858	Sands China Ltd	187,200	816
RSA Insurance Group PLC	78,880	547	Shangri-La Asia Ltd	100,166	143
Sampo Oyj	34,187	1,528	SJM Holdings Ltd	155,000	141
SCOR SE	12,684	609	Whitbread PLC	14,143	830
Sompo Holdings Inc	25,650	991	Wynn Macau Ltd	120,000	275
Sony Financial Holdings Inc	13,500	283			$5,645
Suncorp Group Ltd	99,943	975
Swiss Life Holding AG (a)	2,637	1,036
Swiss Re AG	23,409	2,141
T&D Holdings Inc	42,900	609

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Machinery - Construction & Mining - 1.22%			Mining (continued)
ABB Ltd	142,118	$2,882	Sumitomo Metal Mining Co Ltd	18,100	$528
Atlas Copco AB - A Shares (a)	51,784	1,274			$24,071
Atlas Copco AB - B Shares (a)	30,092	683	Miscellaneous Manufacturers - 1.20%
Epiroc AB – A Shares (a)	51,784	424	Alfa Laval AB	22,644	489
Epiroc AB - B Shares (a)	30,092	242	Alstom SA (a)	11,990	527
Hitachi Construction Machinery Co Ltd	8,300	231	FUJIFILM Holdings Corp	29,800	1,186
Hitachi Ltd	74,700	2,175	Nikon Corp	24,900	391
Komatsu Ltd	71,200	1,934	Orica Ltd	29,162	374
Mitsubishi Electric Corp	141,000	1,867	Siemens AG	58,760	6,838
Mitsubishi Heavy Industries Ltd	23,600	898	Smiths Group PLC	30,519	543
		$12,610	Toshiba Corp (a)	50,300	1,561
Machinery - Diversified - 1.57%			Wartsila OYJ Abp	34,222	558
Amada Holdings Co Ltd	26,300	286			$12,467
ANDRITZ AG	5,612	271	Office & Business Equipment - 0.32%
CNH Industrial NV	78,871	773	Canon Inc	77,300	2,194
Daifuku Co Ltd	7,700	396	Konica Minolta Inc	35,200	318
FANUC Corp	14,900	2,563	Ricoh Co Ltd	52,000	506
GEA Group AG	12,478	338	Seiko Epson Corp	21,700	345
Hexagon AB	19,935	995			$3,363
Husqvarna AB	32,192	254	Oil & Gas - 5.45%
Keyence Corp	7,480	4,075	Aker BP ASA	8,330	237
KION Group AG	5,463	309	BP PLC	1,537,894	10,228
Kone OYJ	26,080	1,294	Caltex Australia Ltd	20,113	406
Kubota Corp	76,400	1,307	DCC PLC	7,571	572
Metso OYJ	8,119	232	Eni SpA	196,177	3,165
Nabtesco Corp	8,800	244	Equinor ASA	89,694	2,101
SMC Corp/Japan	4,400	1,503	Galp Energia SGPS SA	38,655	636
Sumitomo Heavy Industries Ltd	8,700	290	Idemitsu Kosan Co Ltd	10,300	376
THK Co Ltd	9,400	217	Inpex Corp	79,000	840
Weir Group PLC/The	18,579	351	JXTG Holdings Inc	251,030	1,522
Yaskawa Electric Corp	18,700	588	Lundin Petroleum AB	14,437	381
		$16,286	Neste Oyj	9,884	774
Media - 0.70%			Oil Search Ltd	105,747	567
Axel Springer SE	3,742	239	OMV AG	11,355	575
Bollore SA	67,507	296	Repsol SA	105,024	1,809
Informa PLC	96,326	851	Royal Dutch Shell PLC - A Shares	353,840	10,721
ITV PLC	279,381	519	Royal Dutch Shell PLC - B Shares	287,688	8,810
Pearson PLC	60,203	741	Santos Ltd	136,543	553
ProSiebenSat.1 Media SE	17,968	365	Showa Shell Sekiyu KK	14,800	230
RTL Group SA	2,983	179	TOTAL SA	184,446	10,259
Schibsted ASA - B Shares	7,557	253	Woodside Petroleum Ltd	72,166	1,645
Singapore Press Holdings Ltd	123,500	238			$56,407
Telenet Group Holding NV	4,080	202	Oil & Gas Services - 0.06%
Vivendi SA	79,957	1,994	John Wood Group PLC	52,262	424
Wolters Kluwer NV	22,387	1,354	WorleyParsons Ltd	24,662	238
		$7,231			$662
Metal Fabrication & Hardware - 0.17%			Packaging & Containers - 0.11%
Maruichi Steel Tube Ltd	4,400	131	Amcor Ltd/Australia	89,312	878
MISUMI Group Inc	21,900	499	Toyo Seikan Group Holdings Ltd	12,100	276
NSK Ltd	27,900	263			$1,154
SKF AB	29,169	462	Pharmaceuticals - 8.28%
Tenaris SA	36,415	441	Alfresa Holdings Corp	14,700	391
		$1,796	Astellas Pharma Inc	145,100	2,236
Mining - 2.32%			AstraZeneca PLC	97,301	7,577
Alumina Ltd	188,772	309	Bayer AG	71,720	5,263
Anglo American PLC	81,242	1,637	Chugai Pharmaceutical Co Ltd	17,200	1,179
Antofagasta PLC	30,410	312	Daiichi Sankyo Co Ltd	43,500	1,600
BHP Billiton Ltd	247,091	5,490	Eisai Co Ltd	19,400	1,786
BHP Group PLC	162,874	3,136	GlaxoSmithKline PLC	381,460	7,908
Boliden AB (a)	21,092	473	Grifols SA	23,003	647
Fresnillo PLC	17,047	164	Hisamitsu Pharmaceutical Co Inc	4,300	275
Glencore PLC (a)	876,423	3,267	Ipsen SA	2,905	374
Mitsubishi Materials Corp	8,200	231	Kobayashi Pharmaceutical Co Ltd	3,600	251
Newcrest Mining Ltd	59,183	898	Kyowa Hakko Kirin Co Ltd	20,200	415
Norsk Hydro ASA	103,710	490	Medipal Holdings Corp	13,200	303
Randgold Resources Ltd	7,273	582	Merck KGaA	9,965	1,103
Rio Tinto Ltd	28,614	1,541	Mitsubishi Tanabe Pharma Corp	19,500	300
Rio Tinto PLC	90,139	4,120	Novartis AG	166,871	15,236
South32 Ltd	395,341	893

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Pharmaceuticals (continued)			REITs (continued)
Novo Nordisk A/S	139,735	$6,499	Japan Retail Fund Investment Corp	202	$388
Ono Pharmaceutical Co Ltd	29,600	717	Klepierre SA	15,758	517
Orion Oyj	8,030	269	Land Securities Group PLC	57,178	594
Otsuka Holdings Co Ltd	30,000	1,466	Link REIT	162,500	1,551
Recordati SpA	8,062	260	Mirvac Group	286,170	460
Roche Holding AG	54,064	14,034	Nippon Building Fund Inc	102	636
Sanofi	86,654	7,856	Nippon Prologis REIT Inc (a)	133	275
Santen Pharmaceutical Co Ltd	28,300	486	Nomura Real Estate Master Fund Inc	297	397
Shionogi & Co Ltd	21,200	1,406	Scentre Group	410,589	1,174
Sumitomo Dainippon Pharma Co Ltd	12,400	406	Segro PLC	77,341	597
Suzuken Co Ltd/Aichi Japan	5,600	302	Stockland	187,737	501
Taisho Pharmaceutical Holdings Co Ltd	2,600	301	Suntec Real Estate Investment Trust	164,400	211
Takeda Pharmaceutical Co Ltd	55,100	2,074	Unibail-Rodamco-Westfield	10,654	1,835
Teva Pharmaceutical Industries Ltd ADR(a)	74,497	1,605	United Urban Investment Corp	223	355
UCB SA	9,747	821	Vicinity Centres	253,779	497
Vifor Pharma AG	3,509	433			$15,899
		$85,779	Retail - 1.79%
Pipelines - 0.08%			ABC-Mart Inc	2,500	141
APA Group	90,987	587	Cie Financiere Richemont SA	40,252	2,616
Koninklijke Vopak NV	5,421	238	Domino's Pizza Enterprises Ltd	4,727	159
		$825	Don Quijote Holdings Co Ltd	9,000	545
Private Equity - 0.08%			Dufry AG (a)	2,492	265
3i Group PLC	75,025	801	FamilyMart UNY Holdings Co Ltd	4,800	681
Real Estate - 1.77%			Fast Retailing Co Ltd	4,500	2,346
Aeon Mall Co Ltd	8,050	145	Harvey Norman Holdings Ltd	42,940	99
Aroundtown SA	59,386	509	Hennes & Mauritz AB	67,587	1,246
Azrieli Group Ltd	3,271	164	HUGO BOSS AG	4,883	338
CapitaLand Ltd	197,700	451	Industria de Diseno Textil SA	84,120	2,585
CK Asset Holdings Ltd	199,632	1,442	Isetan Mitsukoshi Holdings Ltd	26,100	303
Daito Trust Construction Co Ltd	5,400	706	J Front Retailing Co Ltd	18,000	246
Deutsche Wohnen SE	27,349	1,314	Kingfisher PLC	166,629	531
Hang Lung Group Ltd	69,000	192	Lawson Inc	3,700	243
Hang Lung Properties Ltd	157,000	319	Marks & Spencer Group PLC	125,293	468
Henderson Land Development Co Ltd	102,711	530	Marui Group Co Ltd	14,800	320
Hongkong Land Holdings Ltd	90,573	591	McDonald's Holdings Co Japan Ltd	5,100	229
Hulic Co Ltd	23,100	211	Next PLC	10,856	678
Hysan Development Co Ltd	50,000	240	Nitori Holdings Co Ltd	6,100	818
Kerry Properties Ltd	51,000	176	Pandora A/S	8,481	458
Mitsubishi Estate Co Ltd	91,300	1,466	Ryohin Keikaku Co Ltd	1,800	486
Mitsui Fudosan Co Ltd	68,700	1,647	Shimamura Co Ltd	1,800	153
New World Development Co Ltd	468,000	632	Sundrug Co Ltd	5,700	193
Nomura Real Estate Holdings Inc	9,800	194	Swatch Group AG/The - REG	4,302	252
REA Group Ltd	4,061	227	Swatch Group AG/The - BR	2,376	706
Sino Land Co Ltd	251,073	433	Takashimaya Co Ltd	11,400	166
Sumitomo Realty & Development Co Ltd	27,400	1,017	Tsuruha Holdings Inc	2,800	277
Sun Hung Kai Properties Ltd	123,000	1,758	USS Co Ltd	17,000	302
Swire Properties Ltd	90,400	316	Welcia Holdings Co Ltd	3,500	178
Swiss Prime Site AG (a)	5,833	482	Yamada Denki Co Ltd	48,400	234
Tokyu Fudosan Holdings Corp	46,300	260	Zalando SE (a),(b)	8,583	267
UOL Group Ltd	38,900	174			$18,529
Vonovia SE	37,803	1,838	Semiconductors - 1.32%
Wharf Real Estate Investment Co Ltd	94,000	567	ASM Pacific Technology Ltd	23,700	243
Wheelock & Co Ltd	64,000	368	ASML Holding NV	31,532	5,390
		$18,369	Hamamatsu Photonics KK	11,000	384
REITs - 1.53%			Infineon Technologies AG	87,630	1,851
Ascendas Real Estate Investment Trust	202,850	381	NXP Semiconductors NV	26,498	2,209
British Land Co PLC/The	71,986	519	Renesas Electronics Corp (a)	64,300	304
CapitaLand Commercial Trust	194,800	248	Rohm Co Ltd	7,200	505
CapitaLand Mall Trust	191,300	314	STMicroelectronics NV	52,664	780
Covivio	2,885	281	SUMCO Corp	18,100	279
Daiwa House REIT Investment Corp	131	297	Tokyo Electron Ltd	12,000	1,694
Dexus	78,458	602			$13,639
Gecina SA	3,487	488	Shipbuilding - 0.02%
Goodman Group	124,983	939	Yangzijiang Shipbuilding Holdings Ltd	184,300	168
GPT Group/The	139,115	537	Software - 1.44%
Hammerson PLC	61,247	302	Amadeus IT Group SA	33,838	2,429
ICADE	2,570	204	Dassault Systemes SE	9,992	1,201
Japan Prime Realty Investment Corp	63	246	DeNA Co Ltd	8,200	152
Japan Real Estate Investment Corp	100	553	Konami Holdings Corp	7,200	323

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Software (continued)			Transportation (continued)
Micro Focus International PLC	33,622	$660	Nagoya Railroad Co Ltd	14,100	$354
Nexon Co Ltd (a)	33,900	403	Nippon Express Co Ltd	5,800	350
Oracle Corp Japan	2,900	189	Nippon Yusen KK	12,100	206
Sage Group PLC/The	83,548	621	Odakyu Electric Railway Co Ltd	22,800	512
SAP SE	75,489	7,819	Royal Mail PLC	69,404	284
Temenos AG (a)	4,641	577	Seibu Holdings Inc	17,100	316
Ubisoft Entertainment SA (a)	6,032	492	SG Holdings Co Ltd	7,500	184
		$14,866	Tobu Railway Co Ltd	15,000	430
Telecommunications - 4.47%			Tokyu Corp	38,800	676
1&1 Drillisch AG	4,087	206	West Japan Railway Co	12,500	872
Bezeq The Israeli Telecommunication Corp Ltd	159,952	185	Yamato Holdings Co Ltd	24,100	638
BT Group PLC	650,365	2,176			$19,586
Deutsche Telekom AG	256,426	4,509	Trucking & Leasing - 0.05%
Elisa OYJ	10,966	440	AerCap Holdings NV (a)	9,642	510
Eutelsat Communications SA	13,463	288	Water - 0.22%
Hikari Tsushin Inc	1,600	256	Severn Trent PLC	18,220	426
HKT Trust & HKT Ltd	291,980	423	Suez	28,843	430
KDDI Corp	136,700	3,212	United Utilities Group PLC	52,584	511
Koninklijke KPN NV	259,285	769	Veolia Environnement SA	41,271	880
Millicom International Cellular SA	5,098	301			$2,247
Nice Ltd (a)	4,695	545	TOTAL COMMON STOCKS		$1,011,707
Nippon Telegraph & Telephone Corp	53,200	2,194	INVESTMENT COMPANIES - 1.14%	Shares Held Value (000's)
Nokia OYJ	434,281	2,389	Exchange Traded Funds - 0.43%
NTT DOCOMO Inc	102,100	2,369	iShares MSCI EAFE ETF	71,803	4,507
Orange SA	153,849	2,645	Money Market Funds - 0.71%
PCCW Ltd	330,000	194	Principal Government Money Market Fund	7,320,726	7,321
Proximus SADP	11,730	325	2.08%(e),(f)
SES SA	28,092	608	TOTAL INVESTMENT COMPANIES		$11,828
Singapore Telecommunications Ltd	629,600	1,416	PREFERRED STOCKS - 0.55%	Shares Held Value (000's)
SoftBank Group Corp	63,500	5,361
Spark New Zealand Ltd	141,505	412	Automobile Manufacturers - 0.34%
Swisscom AG	1,995	958	Bayerische Motoren Werke AG 4.02%	4,248	$310
Tele2 AB	38,477	482	Porsche Automobil Holding SE 1.76%	11,806	759
Telecom Italia SpA/Milano (a)	879,311	573	Volkswagen AG 3.96%	14,309	2,428
Telecom Italia SpA/Milano - RSP	464,849	262			$3,497
Telefonaktiebolaget LM Ericsson	236,930	1,988	Chemicals - 0.02%
Telefonica Deutschland Holding AG	57,346	233	FUCHS PETROLUB SE 0.91%	5,357	222
Telefonica SA	360,356	3,242	Consumer Products - 0.15%
Telenor ASA	56,512	1,096	Henkel AG & Co KGaA 1.79%	13,738	1,592
Telia Co AB	217,047	1,004	Electronics - 0.04%
Telstra Corp Ltd	321,007	688	Sartorius AG 0.51%	2,742	350
TPG Telecom Ltd	28,580	151	TOTAL PREFERRED STOCKS		$5,661
Vodafone Group PLC	2,052,221	4,434	Total Investments		$1,029,196
		$46,334	Other Assets and Liabilities - 0.64%		6,668
Toys, Games & Hobbies - 0.32%			TOTAL NET ASSETS - 100.00%		$1,035,864
Bandai Namco Holdings Inc	15,300	644
Nintendo Co Ltd	8,700	2,646	(a) Non-income producing security
		$3,290	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Transportation - 1.89%			1933. These securities may be resold in transactions exempt from registration,
AP Moller - Maersk A/S - A	289	383	normally to qualified institutional buyers. At the end of the period, the value of
AP Moller - Maersk A/S - B	502	721	these securities totaled $7,128 or 0.69% of net assets.
Aurizon Holdings Ltd	154,718	478	(c)	The value of these investments was determined using significant unobservable
Central Japan Railway Co	11,000	2,265	inputs.
ComfortDelGro Corp Ltd	166,900	256	(d)	Fair value of these investments is determined in good faith by the Manager
Deutsche Post AG	76,106	2,433	under procedures established and periodically reviewed by the Board of
DSV A/S	14,492	1,110	Directors. Certain inputs used in the valuation may be unobservable; however,
East Japan Railway Co	23,500	2,138	each security is evaluated individually for purposes of ASC 820 which results
Getlink SE	36,051	469	in not all securities being identified as Level 3 of the fair value hierarchy. At
Hankyu Hanshin Holdings Inc	17,800	605	the end of the period, the fair value of these securities totaled $0 or 0.00% of
Kamigumi Co Ltd	8,400	189	net assets.
Keihan Holdings Co Ltd	7,500	313	(e)	Affiliated Security. Security is either an affiliate (and registered under the
Keikyu Corp	17,300	276	Investment Company Act of 1940) or an affiliate as defined by the Investment
Keio Corp	7,900	438	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Keisei Electric Railway Co Ltd	10,100	328	voting shares of the security). Please see affiliated sub-schedule for
Kintetsu Group Holdings Co Ltd	13,200	551	transactional information.
Kuehne + Nagel International AG	4,162	586	(f) Current yield shown is as of period end.
Kyushu Railway Co	12,400	410
Mitsui OSK Lines Ltd	8,900	209
MTR Corp Ltd	116,500	606

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	24.43%
United Kingdom	14.51%
France	10.57%
Switzerland	9.05%
Germany	8.61%
Australia	6.83%
Netherlands	4.64%
Hong Kong	3.46%
Spain	2.95%
Sweden	2.40%
Italy	1.88%
Denmark	1.69%
United States	1.62%
Singapore	1.26%
Finland	1.17%
Belgium	0.97%
Norway	0.72%
Ireland	0.67%
Israel	0.56%
Luxembourg	0.35%
Austria	0.26%
New Zealand	0.22%
Portugal	0.15%
Macao	0.12%
China	0.07%
Jersey, Channel Islands	0.06%
Isle of Man	0.04%
United Arab Emirates	0.03%
Chile	0.03%
South Africa	0.03%
Mexico	0.01%
Other Assets and Liabilities	0.64%
TOTAL NET ASSETS	100.00%

Affiliated Securities	August 31, 2018		Purchases		Sales	November 30, 2018
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 2.08%	$4,181 $		81,397		$78,257	$7,321
	$4,181 $		81,397		$78,257	$7,321

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.08%	$34 $		— $		— $	—
	$34 $		— $		— $	—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2018	Long	85	$7,719	$		(214)
Total				$		(214)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments International Small Company Fund November 30, 2018 (unaudited)

COMMON STOCKS - 95.95%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.45%			Computers (continued)
Stroeer SE & Co KGaA	72,228	$3,785	Logitech International SA	53,172	$1,794
Aerospace & Defense - 1.05%			MCJ Co Ltd	105,900	747
CAE Inc	220,000	4,467	S&T AG (a)	184,252	4,088
Meggitt PLC	664,683	4,407	Softcat PLC	179,482	1,380
		$8,874	Teleperformance	28,446	4,715
Airlines - 0.85%					$24,490
Air Canada (a)	202,700	4,424	Distribution & Wholesale - 0.54%
Wizz Air Holdings Plc (a),(b)	72,041	2,762	Inchcape PLC	619,070	4,596
		$7,186	Diversified Financial Services - 4.26%
Apparel - 1.35%			Aareal Bank AG	153,312	5,057
boohoo Group PLC (a)	1,939,409	4,744	Burford Capital Ltd	308,824	5,981
Puma SE	13,345	6,681	Euronext NV (b)	92,696	5,439
		$11,425	Mebuki Financial Group Inc	1,553,910	4,703
Automobile Manufacturers - 0.66%			Mitsubishi UFJ Lease & Finance Co Ltd	813,000	4,445
NFI Group Inc	196,600	5,593	SBI Holdings Inc/Japan	251,600	5,720
Automobile Parts & Equipment - 3.30%			Zenkoku Hosho Co Ltd	135,100	4,630
Cie Plastic Omnium SA	152,396	4,051			$35,975
FCC Co Ltd	148,600	3,883	Electric - 1.09%
Georg Fischer AG	5,963	4,655	Hera SpA	1,532,829	4,218
Keihin Corp	86,500	1,499	Iren SpA	2,289,498	4,981
Rheinmetall AG	70,531	6,566			$9,199
Toyo Tire & Rubber Co Ltd	276,900	4,381	Electrical Components & Equipment - 0.60%
Toyoda Gosei Co Ltd	121,700	2,354	Signify NV (b)	188,634	5,034
Toyota Boshoku Corp	30,800	477	Electronics - 1.27%
		$27,866	CMK Corp	312,400	2,486
Banks - 2.69%			Mycronic AB	215,756	2,667
77 Bank Ltd/The	174,600	3,506	Orbotech Ltd (a)	96,605	5,605
Israel Discount Bank Ltd	2,041,670	7,070			$10,758
Mediobanca Banca di Credito Finanziario SpA	387,386	3,421	Engineering & Construction - 3.64%
Mizrahi Tefahot Bank Ltd	293,283	5,337	ACS Actividades de Construccion y Servicios SA	43,756	1,682
Paragon Banking Group PLC	627,587	3,370	Badger Daylighting Ltd	81,100	1,945
		$22,704	Downer EDI Ltd	1,092,943	5,031
Beverages - 1.89%			KAWADA TECHNOLOGIES Inc	28,400	2,140
Coca-Cola Amatil Ltd	936,473	5,915	Kyowa Exeo Corp	223,900	5,652
Coca-Cola Bottlers Japan Holdings Inc	109,000	3,133	Kyudenko Corp	93,400	3,646
Royal Unibrew A/S	95,812	6,956	Maeda Corp	422,500	4,442
		$16,004	Toda Corp	676,000	4,556
Biotechnology - 0.58%			Yokogawa Bridge Holdings Corp	98,700	1,622
Abcam PLC	338,382	4,909			$30,716
Building Materials - 2.07%			Entertainment - 1.52%
Buzzi Unicem SpA	243,546	4,616	GVC Holdings PLC	451,217	4,256
Ibstock PLC (b)	691,521	1,886	Stars Group Inc/The (a)	264,200	5,178
Nichiha Corp	58,800	1,614	William Hill PLC	1,638,813	3,390
Rockwool International A/S	15,391	4,007			$12,824
Xinyi Glass Holdings Ltd	4,948,000	5,354	Food - 4.13%
		$17,477	Empire Co Ltd	342,000	6,479
Chemicals - 1.77%			Glanbia PLC	374,307	6,724
Denka Co Ltd	176,900	5,716	J Sainsbury PLC	1,552,930	6,051
DIC Corp	80,000	2,547	Morinaga Milk Industry Co Ltd	155,000	4,559
Lintec Corp	66,100	1,496	Nichirei Corp	193,000	5,472
Tokai Carbon Co Ltd	202,100	2,813	SSP Group Plc	704,470	5,639
Zeon Corp	229,100	2,340			$34,924
		$14,912	Food Service - 0.41%
Commercial Services - 3.99%			Autogrill SpA	369,706	3,499
Colliers International Group Inc	58,100	3,826	Forest Products & Paper - 1.34%
Hays PLC	2,555,811	5,133	Ence Energia y Celulosa SA	480,560	3,041
Kanamoto Co Ltd	124,200	3,663	Sumitomo Forestry Co Ltd	434,400	6,420
Keywords Studios PLC	155,620	2,442	UPM-Kymmene OYJ	70,008	1,870
Loomis AB	142,256	4,795			$11,331
Nishio Rent All Co Ltd	79,400	2,906	Gas - 0.68%
Rentokil Initial PLC	1,880,880	7,941	Rubis SCA	106,303	5,739
Sixt SE	31,206	3,003	Hand & Machine Tools - 0.60%
		$33,709	Meidensha Corp	169,420	2,392
Computers - 2.90%			Rhi Magnesita NV	58,791	2,718
Appen Ltd	209,406	2,149			$5,110
Bechtle AG	50,815	4,089
Computacenter PLC	129,819	1,779
DTS Corp	103,800	3,749

See accompanying notes.

     Schedule of Investments International Small Company Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products - 1.26%			Oil & Gas (continued)
Carl Zeiss Meditec AG	82,597	$5,722	Tamarack Valley Energy Ltd (a)	545,500	$899
Japan Lifeline Co Ltd	112,500	1,789	TORC Oil & Gas Ltd	340,200	1,232
Sartorius Stedim Biotech	31,211	3,164			$30,393
		$10,675	Packaging & Containers - 1.46%
Healthcare - Services - 2.46%			DS Smith PLC	1,279,038	5,466
Evotec AG (a)	64,530	1,524	Metsa Board OYJ	378,805	2,639
ICON PLC (a)	38,003	5,500	RPC Group PLC	457,988	4,193
Korian SA	87,395	3,381			$12,298
NMC Health PLC	99,908	4,217	Pharmaceuticals - 3.65%
Orpea	58,379	6,189	Amplifon SpA	391,776	6,572
		$20,811	Clinigen Group Plc	215,797	2,406
Holding Companies - Diversified - 0.70%			Dechra Pharmaceuticals PLC	99,987	2,762
Seven Group Holdings Ltd	502,897	5,884	Nippon Shinyaku Co Ltd	79,200	5,422
Home Builders - 0.48%			Sawai Pharmaceutical Co Ltd	111,600	5,908
Open House Co Ltd	112,800	4,037	Ship Healthcare Holdings Inc	52,400	1,975
Insurance - 2.55%			Towa Pharmaceutical Co Ltd	31,100	2,310
ASR Nederland NV	210,309	9,088	Tsumura & Co	113,300	3,517
Beazley PLC	644,412	4,601			$30,872
Direct Line Insurance Group PLC	1,359,248	5,695	Private Equity - 1.33%
Swiss Life Holding AG (a)	5,477	2,152	Intermediate Capital Group PLC	593,791	7,713
		$21,536	Jafco Co Ltd	97,300	3,563
Internet - 1.38%					$11,276
LAC Co Ltd	108,300	1,571	Real Estate - 4.55%
Scout24 AG (b)	109,549	4,587	ADO Properties SA (b)	51,760	2,819
Wix.com Ltd (a)	58,027	5,465	CA Immobilien Anlagen AG	96,444	3,102
		$11,623	Castellum AB	465,803	8,168
Lodging - 0.43%			Entra ASA (b)	143,102	1,886
Melco International Development Ltd	1,775,000	3,592	Hysan Development Co Ltd	961,000	4,605
Machinery - Diversified - 3.61%			LEG Immobilien AG	69,211	7,985
ATS Automation Tooling Systems Inc (a)	201,400	2,580	Nexity SA	71,042	3,487
Bucher Industries AG	16,690	4,559	TLG Immobilien AG	70,881	1,941
Deutz AG	403,696	2,978	UOL Group Ltd	985,700	4,408
Ebara Corp	131,700	3,422			$38,401
Juki Corp	195,000	2,612	REITs - 7.00%
Makino Milling Machine Co Ltd	115,000	4,689	Allied Properties Real Estate Investment Trust	109,259	3,709
Sumitomo Heavy Industries Ltd	178,000	5,933	Canadian Apartment Properties REIT	84,000	2,956
Toromont Industries Ltd	86,004	3,757	Covivio	62,967	6,139
		$30,530	Dream Global Real Estate Investment Trust	229,800	2,330
Media - 0.42%			GPT Group/The	1,648,738	6,370
Fairfax Media Ltd (c)	7,208,717	3,512	H&R Real Estate Investment Trust	256,000	4,054
			ICADE	52,126	4,133
Metal Fabrication & Hardware - 0.56%			Inmobiliaria Colonial Socimi SA	399,861	4,025
Aurubis AG	86,173	4,715	Kenedix Office Investment Corp	889	5,842
Mining - 3.11%			Mapletree Commercial Trust	5,132,658	6,219
Alumina Ltd	2,920,351	4,785	Mapletree North Asia Commercial Trust	3,693,400	3,047
Detour Gold Corp (a)	414,890	3,082	MCUBS MidCity Investment Corp	3,970	3,136
KAZ Minerals PLC	343,471	2,433	Merlin Properties Socimi SA	438,730	5,547
Kirkland Lake Gold Ltd	341,301	7,075	Northview Apartment Real Estate Investment	83,800	1,663
Northern Star Resources Ltd	1,026,890	6,000	Trust
OceanaGold Corp	1,004,673	2,926			$59,170
		$26,301	Retail - 4.03%
Miscellaneous Manufacturers - 1.90%			B&M European Value Retail SA	1,416,250	6,332
Aalberts Industries NV	152,629	5,370	Conviviality PLC (c),(d)	473,408	—
Senior PLC	537,934	1,651	JD Sports Fashion PLC	1,086,041	5,494
Trelleborg AB	271,289	4,639	K's Holdings Corp	560,200	5,919
Vesuvius PLC	653,211	4,408	Matsumotokiyoshi Holdings Co Ltd	155,400	5,791
		$16,068	Sogo Medical Holdings Co Ltd	49,400	1,160
Office & Business Equipment - 0.62%			Sushiro Global Holdings Ltd	61,100	3,354
Konica Minolta Inc	584,300	5,275	Tsuruha Holdings Inc	30,200	2,989
Oil & Gas - 3.60%			Valora Holding AG (a)	12,337	2,966
Aker BP ASA	86,142	2,453			$34,005
Beach Energy Ltd	3,406,213	3,823	Semiconductors - 0.39%
Cairn Energy PLC (a)	1,118,225	2,507	Ulvac Inc	88,300	3,254
Cosmo Energy Holdings Co Ltd	121,500	2,842	Software - 1.80%
DCC PLC	58,976	4,456	Kinaxis Inc (a)	72,000	4,026
Enerplus Corp	619,700	5,961	Open Text Corp	146,400	5,017
Parex Resources Inc (a)	339,667	4,195	TIS Inc	132,800	6,142
Premier Oil PLC (a)	2,241,994	2,025			$15,185

See accompanying notes.

     Schedule of Investments International Small Company Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)			(e)		Affiliated Security. Security is either an affiliate (and registered under the
Telecommunications - 1.91%				Investment Company Act of 1940) or an affiliate as defined by the Investment
Bezeq The Israeli Telecommunication Corp Ltd	3,413,258		$3,941	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Proximus SADP	189,973		5,269	voting shares of the security). Please see affiliated sub-schedule for
Spark New Zealand Ltd	2,390,189		6,961	transactional information.
			$16,171	(f)	Current yield shown is as of period end.
Transportation - 3.12%
ComfortDelGro Corp Ltd	3,537,500		5,433		Portfolio Summary (unaudited)
National Express Group PLC	984,780		5,082	Country		Percent
Sankyu Inc	96,100		4,501	Japan		25.04%
Seino Holdings Co Ltd	331,100		4,924	United Kingdom		13.94%
TFI International Inc	192,600		6,400	Canada		10.74%
			$26,340	Germany		7.29%
TOTAL COMMON STOCKS			$810,563	Australia		5.50%
INVESTMENT COMPANIES - 3.09%	Shares Held Value (000's)			France		4.85%
Money Market Funds - 3.09%				United States		3.80%
Principal Government Money Market Fund	26,098,612		26,099	Israel		3.25%
2.08%(e),(f)				Italy		3.23%
TOTAL INVESTMENT COMPANIES			$26,099	Netherlands		2.96%
Total Investments			$836,662	Sweden		2.41%
Other Assets and Liabilities - 0.96%			8,135	Singapore		2.26%
TOTAL NET ASSETS - 100.00%			$844,797	Ireland		2.26%
				Switzerland		2.24%
(a) Non-income producing security				Spain		1.70%
(b)	Security exempt from registration under Rule 144A of the Securities Act of			Hong Kong		1.61%
1933. These securities may be resold in transactions exempt from registration,				Denmark		1.30%
normally to qualified institutional buyers. At the end of the period, the value of				Austria		1.17%
these securities totaled $24,413 or 2.89% of net assets.				New Zealand		0.82%
(c)	Fair value of these investments is determined in good faith by the Manager			Belgium		0.62%
under procedures established and periodically reviewed by the Board of				Finland		0.53%
Directors. Certain inputs used in the valuation may be unobservable; however,				Isle of Man		0.51%
each security is evaluated individually for purposes of ASC 820 which results				Norway		0.51%
in not all securities being identified as Level 3 of the fair value hierarchy. At				United Arab Emirates		0.50%
the end of the period, the fair value of these securities totaled $3,512 or 0.42%				Other Assets and Liabilities		0.96%
of net assets.				TOTAL NET ASSETS		100.00%
(d)	The value of these investments was determined using significant unobservable inputs.

Affiliated Securities	August 31, 2018			Purchases	Sales	November 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.08%	$13,053	$		58,489	$45,443	$26,099
	$13,053	$		58,489	$45,443	$26,099

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.08%	$78	$		— $	— $	—
	$78	$		— $	— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2018 (unaudited)

COMMON STOCKS - 80.96%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.12%			Banks (continued)
Dentsu Inc	400	$18	PNC Financial Services Group Inc/The	843	$114
Hakuhodo DY Holdings Inc	3,100	48	Raiffeisen Bank International AG	30,489	900
Interpublic Group of Cos Inc/The (a)	9,026	212	Regions Financial Corp (a)	75,882	1,248
Omnicom Group Inc	409	31	Resona Holdings Inc	8,000	43
		$309	Shinsei Bank Ltd	1,600	22
Aerospace & Defense - 4.40%			Skandinaviska Enskilda Banken AB	101,403	1,058
Airbus SE	33,937	3,640	State Street Corp (a)	7,132	521
Arconic Inc (a)	9,172	197	Sumitomo Mitsui Financial Group Inc	6,300	232
Boeing Co/The	1,859	645	Sumitomo Mitsui Trust Holdings Inc	1,600	64
General Dynamics Corp	15,721	2,907	UniCredit SpA	11,303	146
IHI Corp	1,200	37	US Bancorp (a)	2,959	161
Lockheed Martin Corp (a)	2,779	835	Wells Fargo & Co (a)	8,590	466
MTU Aero Engines AG	4,261	889	Western Alliance Bancorp (b)	2,271	106
Raytheon Co (a)	5,401	947	Yamaguchi Financial Group Inc	1,600	17
Safran SA	7,359	921			$16,041
TransDigm Group Inc (b)	97	35	Beverages - 1.57%
United Technologies Corp	8,310	1,012	Carlsberg A/S	2,070	230
		$12,065	Coca-Cola Co/The (a)	39,784	2,005
Agriculture - 1.16%			Constellation Brands Inc	3,147	616
Altria Group Inc (a)	21,351	1,170	Molson Coors Brewing Co (a)	4,096	269
Archer-Daniels-Midland Co (a)	12,359	569	PepsiCo Inc (a)	9,750	1,189
Philip Morris International Inc (a)	16,454	1,424			$4,309
		$3,163	Biotechnology - 1.46%
Airlines - 0.77%			Amgen Inc (a)	4,519	941
Alaska Air Group Inc	375	28	Biogen Inc (a),(b)	3,748	1,251
American Airlines Group Inc (a)	8,741	351	Celgene Corp (a),(b)	13,265	958
ANA Holdings Inc	5,600	200	Gilead Sciences Inc (a)	6,757	486
Japan Airlines Co Ltd (a)	27,400	989	H Lundbeck A/S	9,051	372
Southwest Airlines Co	1,026	56			$4,008
United Continental Holdings Inc (a),(b)	5,172	500	Building Materials - 0.43%
		$2,124	AGC Inc/Japan	400	14
Apparel - 0.49%			Fortune Brands Home & Security Inc (a)	2,684	118
Hanesbrands Inc	658	11	Johnson Controls International plc (a)	17,186	598
Moncler SpA (a)	33,959	1,112	LIXIL Group Corp	1,100	14
NIKE Inc	2,897	218	Masco Corp (a)	5,753	182
		$1,341	Rockwool International A/S	185	48
Automobile Manufacturers - 0.62%			Taiheiyo Cement Corp	5,600	190
Fiat Chrysler Automobiles NV (b)	8,158	135			$1,164
Ford Motor Co (a)	75,480	710	Chemicals - 3.02%
General Motors Co (a)	20,160	765	Asahi Kasei Corp	2,900	32
Hino Motors Ltd	1,400	14	CF Industries Holdings Inc (a)	3,506	148
PACCAR Inc	640	40	Daicel Corp	9,500	106
		$1,664	DowDuPont Inc (a)	20,069	1,161
Automobile Parts & Equipment - 0.70%			Eastman Chemical Co	2,605	205
Aisin Seiki Co Ltd	500	20	FMC Corp (a)	2,967	246
BorgWarner Inc (a)	3,953	156	Linde PLC	11,622	1,849
Goodyear Tire & Rubber Co/The (a)	4,423	102	LyondellBasell Industries NV (a)	9,228	861
JTEKT Corp	2,900	37	Mitsubishi Gas Chemical Co Inc	13,000	214
NHK Spring Co Ltd	17,700	158	Mitsui Chemicals Inc	6,300	160
Rheinmetall AG	13,000	1,210	Mosaic Co/The	7,317	263
Stanley Electric Co Ltd	2,900	85	Nippon Shokubai Co Ltd	600	40
Toyota Boshoku Corp	9,800	152	PPG Industries Inc	437	48
		$1,920	Sherwin-Williams Co/The (a)	6,124	2,597
Banks - 5.85%			Teijin Ltd	1,200	21
ABN AMRO Group NV (c)	48,692	1,242	Tosoh Corp (a)	23,300	329
Bank of America Corp (a)	86,442	2,455			$8,280
Bank of New York Mellon Corp/The	831	43	Commercial Services - 0.98%
BPER Banca	8,037	33	Automatic Data Processing Inc (a)	793	117
Erste Group Bank AG (b)	23,366	925	H&R Block Inc	374	10
Goldman Sachs Group Inc/The	699	133	Moody's Corp (a)	350	56
Gunma Bank Ltd/The	14,700	70	Nielsen Holdings PLC (a)	6,738	183
Hachijuni Bank Ltd/The	13,100	60	PayPal Holdings Inc (a),(b)	22,358	1,918
Hiroshima Bank Ltd/The	5,500	33	Persol Holdings Co Ltd	6,100	114
ING Groep NV	160,732	1,947	Robert Half International Inc (a)	2,698	167
JPMorgan Chase & Co (a)	30,220	3,360	S&P Global Inc (a)	459	84
Mitsubishi UFJ Financial Group Inc	58,900	322	Verisk Analytics Inc (a),(b)	251	31
Mizuho Financial Group Inc	108,700	180	Western Union Co/The	2,012	38
Morgan Stanley	3,147	140			$2,718

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 3.46%			Diversified Financial Services (continued)
Accenture PLC - Class A (a)	6,195	$1,019	Visa Inc (a)	4,038	$572
Apple Inc (a)	17,896	3,196			$7,714
Check Point Software Technologies Ltd (b)	1,570	175	Electric - 2.25%
Cognizant Technology Solutions Corp	1,057	75	A2A SpA (a)	252,053	425
DXC Technology Co (a)	5,339	337	AES Corp/VA	1,208	19
Fujitsu Ltd	1,400	86	Chubu Electric Power Co Inc	4,300	65
Hewlett Packard Enterprise Co	2,702	40	Dominion Energy Inc	1,195	89
HP Inc (a)	37,409	860	DTE Energy Co	332	40
International Business Machines Corp (a)	14,657	1,821	E.ON SE	151,277	1,546
Itochu Techno-Solutions Corp	14,700	285	Edison International	594	33
NetApp Inc (a)	1,480	99	Enel SpA (a)	73,719	401
Nomura Research Institute Ltd	1,700	75	Evergy Inc	349	21
Obic Co Ltd	600	52	Eversource Energy	578	39
Otsuka Corp	8,500	287	Exelon Corp (a)	17,900	830
Perspecta Inc	23,143	489	FirstEnergy Corp (a)	1,268	48
SCSK Corp	1,400	56	Hera SpA (a)	60,966	168
Seagate Technology PLC (a)	6,770	292	NRG Energy Inc (a)	7,173	276
Western Digital Corp (a)	6,000	272	Orsted A/S (c)	3,178	207
		$9,516	Pinnacle West Capital Corp	2,096	187
Consumer Products - 0.24%			PPL Corp (a)	13,338	408
Avery Dennison Corp (a)	1,941	187	Southern Co/The (a)	19,546	925
Church & Dwight Co Inc (a)	5,691	376	Terna Rete Elettrica Nazionale SpA	4,348	24
Clorox Co/The	232	38	Tohoku Electric Power Co Inc	3,800	50
Kimberly-Clark Corp (a)	640	74	Tokyo Electric Power Co Holdings Inc (b)	57,800	351
		$675	WEC Energy Group Inc (a)	575	42
Cosmetics & Personal Care - 0.96%					$6,194
Beiersdorf AG	2,323	249	Electrical Components & Equipment - 0.13%
Colgate-Palmolive Co (a)	9,140	581	AMETEK Inc	424	31
Kose Corp	1,200	179	Brother Industries Ltd	3,800	64
Lion Corp	8,200	162	Emerson Electric Co (a)	4,206	284
Pigeon Corp	600	25			$379
Pola Orbis Holdings Inc	9,700	274	Electronics - 2.20%
Procter & Gamble Co/The (a)	11,473	1,084	Amphenol Corp	1,914	168
Shiseido Co Ltd	800	51	Assa Abloy AB	27,183	506
Unicharm Corp	1,100	34	Corning Inc (a)	14,918	481
		$2,639	FLIR Systems Inc (a)	3,042	139
Distribution & Wholesale - 0.53%			Fortive Corp	666	51
Canon Marketing Japan Inc	2,400	46	Garmin Ltd (a)	4,260	284
ITOCHU Corp	10,200	182	Honeywell International Inc	25,505	3,743
Marubeni Corp	41,000	306	Ibiden Co Ltd	3,100	43
Mitsubishi Corp	4,900	133	NOK Corp	2,400	36
Mitsui & Co Ltd	10,300	161	TE Connectivity Ltd (a)	7,677	591
Sojitz Corp	47,100	167			$6,042
Sumitomo Corp	5,200	80	Engineering & Construction - 0.73%
Toyota Tsusho Corp	700	24	Fluor Corp	2,611	107
WW Grainger Inc (a)	1,111	349	Jacobs Engineering Group Inc (a)	2,693	177
		$1,448	Kajima Corp (a)	31,500	436
Diversified Financial Services - 2.81%			Obayashi Corp (a)	45,400	454
Affiliated Managers Group Inc (a)	23,306	2,590	Shimizu Corp	20,600	176
Alliance Data Systems Corp (a)	100	20	Taisei Corp (a)	14,600	643
American Express Co	2,082	234			$1,993
Ameriprise Financial Inc	264	34	Entertainment - 0.16%
BlackRock Inc (a)	3,033	1,298	Genting Singapore Ltd	118,700	84
Charles Schwab Corp/The	2,465	111	Sankyo Co Ltd	700	28
Credit Saison Co Ltd	700	9	Sega Sammy Holdings Inc	22,600	320
Deutsche Boerse AG	5,154	660	Toho Co Ltd/Tokyo	300	11
Discover Financial Services	123	9			$443
E*TRADE Financial Corp (a)	469	25	Environmental Control - 0.32%
Franklin Resources Inc (a)	12,508	424	Pentair PLC (a)	3,295	141
Invesco Ltd (a)	9,667	197	Republic Services Inc (a)	6,575	508
Jefferies Financial Group Inc	605	13	Waste Management Inc (a)	2,430	228
Mastercard Inc (a)	3,394	682			$877
Mebuki Financial Group Inc	23,600	71	Food - 1.53%
Mitsubishi UFJ Lease & Finance Co Ltd	1,800	10	Campbell Soup Co	549	22
Nasdaq Inc (a)	1,289	118	Conagra Brands Inc	715	23
ORIX Corp	700	11	Ezaki Glico Co Ltd	300	15
Raymond James Financial Inc	266	21	Hershey Co/The	382	41
Synchrony Financial	1,311	34	Kellogg Co (a)	633	40
T Rowe Price Group Inc (a)	5,749	571

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food (continued)			Housewares - 0.07%
Kraft Heinz Co/The (a)	8,253	$422	Newell Brands Inc	8,860	$209
Kroger Co/The (a)	17,491	519	Insurance - 4.50%
MEIJI Holdings Co Ltd	200	16	Aflac Inc	1,391	64
Nestle SA	19,628	1,675	Allianz SE	9,455	2,005
NH Foods Ltd	1,500	56	Allstate Corp/The	629	56
Sysco Corp (a)	11,978	807	American International Group Inc	1,612	70
Toyo Suisan Kaisha Ltd	3,900	134	Aon PLC	440	73
Tyson Foods Inc (a)	6,833	403	Assicurazioni Generali SpA	46,145	779
Yakult Honsha Co Ltd	200	15	Assurant Inc	116	11
		$4,188	Berkshire Hathaway Inc - Class B (a),(b)	24,970	5,450
Food Service - 0.05%			Chubb Ltd	832	111
Autogrill SpA (a)	14,881	142	Cincinnati Financial Corp	297	24
Forest Products & Paper - 0.17%			Dai-ichi Life Holdings Inc	6,800	119
International Paper Co (a)	9,666	446	Hartford Financial Services Group Inc/The (a)	6,752	298
Oji Holdings Corp	3,700	22	Japan Post Holdings Co Ltd	14,700	179
		$468	Lincoln National Corp	392	25
Gas - 0.14%			Loews Corp (a)	1,950	94
Italgas SpA	6,194	33	Marsh & McLennan Cos Inc (a)	9,557	848
Osaka Gas Co Ltd	4,900	90	MS&AD Insurance Group Holdings Inc	2,200	67
Snam SpA	10,215	45	NN Group NV	13,308	568
Tokyo Gas Co Ltd	8,000	206	Poste Italiane SpA (c)	3,866	29
		$374	Progressive Corp/The (a)	12,687	841
Hand & Machine Tools - 0.35%			Sampo Oyj	12,244	547
Fuji Electric Co Ltd	2,600	82	Torchmark Corp	205	18
Sandvik AB	43,256	642	Travelers Cos Inc/The	495	65
Snap-on Inc (a)	1,287	214	Unipol Gruppo SpA	5,367	22
Stanley Black & Decker Inc	276	36	Unum Group	399	14
		$974			$12,377
Healthcare - Products - 3.34%			Internet - 0.98%
Abbott Laboratories (a)	47,500	3,518	Alphabet Inc - A Shares (a),(b)	253	281
Becton Dickinson and Co	13,055	3,300	Amazon.com Inc (b)	544	919
Boston Scientific Corp (a),(b)	25,369	956	Booking Holdings Inc (a),(b)	330	624
Coloplast A/S	948	90	eBay Inc (a),(b)	18,513	553
Danaher Corp	1,281	140	F5 Networks Inc (a),(b)	1,406	242
DENTSPLY SIRONA Inc	405	15	VeriSign Inc (a),(b)	288	45
DiaSorin SpA (a)	1,315	112			$2,664
GN Store Nord A/S	15,053	526	Investment Companies - 0.68%
Henry Schein Inc (b)	277	25	Investor AB	42,547	1,870
Medtronic PLC (a)	2,455	239	Iron & Steel - 0.24%
ResMed Inc	260	29	JFE Holdings Inc (a)	14,100	248
Shimadzu Corp	1,000	23	Kobe Steel Ltd	6,000	50
Thermo Fisher Scientific Inc	734	183	Nucor Corp (a)	5,958	360
		$9,156			$658
Healthcare - Services - 2.32%			Leisure Products & Services - 0.08%
Anthem Inc (a)	473	137	Carnival Corp	1,277	77
Centene Corp (a),(b)	375	53	Harley-Davidson Inc (a)	3,091	131
Cigna Corp (a)	5,284	1,180			$208
HCA Healthcare Inc (a)	3,683	530	Lodging - 0.01%
Humana Inc (a)	2,604	858	Hilton Worldwide Holdings Inc	542	41
Laboratory Corp of America Holdings (a),(b)	2,265	330	Machinery - Construction & Mining - 1.02%
Quest Diagnostics Inc (a)	2,542	225	ABB Ltd	46,801	949
UnitedHealth Group Inc (a)	4,774	1,343	Caterpillar Inc (a)	11,159	1,514
Universal Health Services Inc (a)	10,782	1,488	Hitachi Construction Machinery Co Ltd	500	14
WellCare Health Plans Inc (a),(b)	949	242	Hitachi Ltd (a)	11,000	320
		$6,386			$2,797
Holding Companies - Diversified - 0.01%			Machinery - Diversified - 0.87%
Keppel Corp Ltd	5,500	26	Amada Holdings Co Ltd	11,600	126
Home Builders - 0.18%			Cummins Inc (a)	3,047	460
Haseko Corp (a)	32,100	389	Dover Corp (a)	3,255	276
Lennar Corp - A Shares	603	26	Flowserve Corp	238	12
Sekisui Chemical Co Ltd	4,900	80	Hexagon AB	12,802	639
		$495	Rockwell Automation Inc (a)	3,767	656
Home Furnishings - 0.11%			Roper Technologies Inc	73	22
Hoshizaki Corp	400	31	Sumitomo Heavy Industries Ltd	4,000	133
Leggett & Platt Inc	2,470	96	THK Co Ltd	1,900	44
Whirlpool Corp (a)	1,268	160			$2,368
		$287

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Media - 1.05%			Pharmaceuticals (continued)
Comcast Corp - Class A (a)	8,409	$328	McKesson Corp	357	$44
Discovery Inc - A Shares (b)	10,947	336	Medipal Holdings Corp	9,900	227
DISH Network Corp (a),(b)	1,808	59	Merck & Co Inc (a)	9,251	734
News Corp - A Shares (a)	12,767	166	Merck KGaA	9,403	1,041
Tokyo Broadcasting System Holdings Inc	5,900	110	Mitsubishi Tanabe Pharma Corp (a)	10,200	157
Viacom Inc - B Shares	4,231	131	Mylan NV (b)	940	32
Walt Disney Co/The (a)	5,962	688	Nektar Therapeutics (a),(b)	3,284	133
World Wrestling Entertainment Inc (a)	14,527	1,074	Nippon Shinyaku Co Ltd	1,900	130
		$2,892	Novo Nordisk A/S	21,261	989
Metal Fabrication & Hardware - 0.00%			Pfizer Inc (a)	10,537	487
Maruichi Steel Tube Ltd	400	12	Roche Holding AG	8,273	2,148
Mining - 0.15%			Shionogi & Co Ltd	300	20
Freeport-McMoRan Inc (a)	34,255	409	Sumitomo Dainippon Pharma Co Ltd (a)	4,800	157
Miscellaneous Manufacturers - 1.73%			Suzuken Co Ltd/Aichi Japan	2,000	108
3M Co (a)	5,447	1,132	Taisho Pharmaceutical Holdings Co Ltd	200	23
Alfa Laval AB	25,466	549			$14,688
AO Smith Corp (a)	3,226	153	Pipelines - 0.27%
Eaton Corp PLC	3,991	307	Kinder Morgan Inc/DE (a)	42,960	733
Illinois Tool Works Inc (a)	6,298	876	REITs - 0.50%
Ingersoll-Rand PLC (a)	4,663	483	Alexandria Real Estate Equities Inc	193	24
Nikon Corp	4,700	74	Apartment Investment & Management Co	286	13
Parker-Hannifin Corp (a)	3,005	517	AvalonBay Communities Inc (a)	292	56
Siemens AG	5,200	605	Digital Realty Trust Inc	377	43
Textron Inc (a)	443	25	Duke Realty Corp	1,595	45
		$4,721	Equity Residential (a)	802	57
Office & Business Equipment - 0.01%			Extra Space Storage Inc	231	22
Xerox Corp (a)	1,020	27	Public Storage	317	68
Oil & Gas - 5.09%			Realty Income Corp (a)	5,601	359
Chevron Corp (a)	15,458	1,839	Simon Property Group Inc	564	105
ConocoPhillips (a)	24,518	1,623	UDR Inc	767	33
Devon Energy Corp (a)	9,775	264	Ventas Inc	654	41
Eni SpA (a)	104,552	1,687	Vornado Realty Trust	347	25
Exxon Mobil Corp (a)	28,675	2,280	Welltower Inc (a)	1,376	100
Hess Corp (a)	7,085	382	Weyerhaeuser Co (a)	14,220	376
HollyFrontier Corp (a)	3,886	243			$1,367
Idemitsu Kosan Co Ltd	11,600	423	Retail - 5.47%
Inpex Corp	66,100	703	Advance Auto Parts Inc (a)	1,386	246
JXTG Holdings Inc (a)	140,300	851	AutoZone Inc (a),(b)	422	341
Marathon Petroleum Corp	823	54	BJ's Wholesale Club Holdings Inc (b)	122,230	2,855
Occidental Petroleum Corp (a)	14,310	1,005	CarMax Inc (a),(b)	13,475	890
PBF Energy Inc	15,934	616	Citizen Watch Co Ltd	9,900	53
Phillips 66 (a)	10,969	1,026	Cosmos Pharmaceutical Corp	100	20
Pioneer Natural Resources Co (a)	4,854	717	Dollar General Corp	3,501	389
Valero Energy Corp (a)	2,967	237	Genuine Parts Co (a)	3,225	334
		$13,950	Home Depot Inc/The (a)	2,062	372
Oil & Gas Services - 0.17%			Izumi Co Ltd	700	40
Halliburton Co	1,599	50	Kohl's Corp (a)	3,603	242
Schlumberger Ltd	8,873	400	Lowe's Cos Inc (a)	13,447	1,269
		$450	Matsumotokiyoshi Holdings Co Ltd	9,000	335
			McDonald's Corp (a)	14,902	2,809
Packaging & Containers - 0.16%			McDonald's Holdings Co Japan Ltd	300	13
Packaging Corp of America (a)	1,785	175	Nordstrom Inc	220	12
Sealed Air Corp (a)	286	10	O'Reilly Automotive Inc (b)	148	51
Toyo Seikan Group Holdings Ltd	500	11	Ross Stores Inc	519	45
Westrock Co	5,621	265	Ryohin Keikaku Co Ltd	300	81
		$461	Shimamura Co Ltd	700	60
Pharmaceuticals - 5.36%			Sugi Holdings Co Ltd	1,600	75
AbbVie Inc (a)	21,463	2,023	Sundrug Co Ltd	1,400	47
Alfresa Holdings Corp	12,800	341	TJX Cos Inc/The (a)	17,070	834
Astellas Pharma Inc	28,400	438	Tractor Supply Co	2,294	218
Bristol-Myers Squibb Co	4,066	217	Walgreens Boots Alliance Inc (a)	11,324	959
Cardinal Health Inc (a)	709	39	Walmart Inc (a)	18,784	1,834
CVS Health Corp	14,170	1,136	Welcia Holdings Co Ltd	600	31
Eisai Co Ltd	1,100	101	Yum! Brands Inc (a)	6,030	556
Elanco Animal Health Inc (b)	6,982	233			$15,011
Eli Lilly & Co (a)	10,865	1,289	Savings & Loans - 0.03%
Express Scripts Holding Co (a),(b)	8,311	843	People's United Financial Inc	5,759	97
Johnson & Johnson (a)	10,446	1,535
Kobayashi Pharmaceutical Co Ltd	900	63

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 22.03%	Shares Held Value (000's)
Semiconductors - 2.45%			Money Market Funds - 22.03%
Applied Materials Inc (a)	18,001	$671	BlackRock Liquidity Funds FedFund Portfolio	1,696	$2
Infineon Technologies AG	90,907	1,920	2.14%(d),(e)
Intel Corp (a)	21,599	1,065	First American Government Obligations Fund	689,725	690
KLA-Tencor Corp (a)	2,912	287	2.09%(d),(e)
Lam Research Corp (a)	2,456	386	Principal Government Money Market Fund	46,269,308	46,269
Micron Technology Inc (a),(b)	28,764	1,109	2.08%(d),(f)
Renesas Electronics Corp (b)	6,600	31	Wells Fargo Advantage Government Money	13,464,277	13,464
Texas Instruments Inc (a)	12,170	1,215	Market Fund 2.07%(d),(e)
		$6,684			$60,425
Shipbuilding - 0.07%			TOTAL INVESTMENT COMPANIES		$60,425
Huntington Ingalls Industries Inc	797	172	PREFERRED STOCKS - 0.25%	Shares Held Value (000's)
Yangzijiang Shipbuilding Holdings Ltd	22,400	21	Automobile Manufacturers - 0.25%
		$193	Volkswagen AG 3.96%	4,018	$682
Software - 1.77%			TOTAL PREFERRED STOCKS		$682
Broadridge Financial Solutions Inc (a)	213	23	U.S. GOVERNMENT & GOVERNMENT	Principal
Citrix Systems Inc (a)	113	12	AGENCY OBLIGATIONS - 4.33%	Amount (000's) Value (000's)
Electronic Arts Inc (b)	555	47	U.S. Treasury Bill - 4.33%
GungHo Online Entertainment Inc	31,600	71	2.42%, 04/25/2019(a),(g)	$12,000	$11,884
Jack Henry & Associates Inc	141	20	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Microsoft Corp	14,001	1,553	OBLIGATIONS		$11,884
Mixi Inc	2,200	52	Total Investments		$294,996
MSCI Inc (a)	162	25	Other Assets and Liabilities - (7.57)%		(20,717)
Nexon Co Ltd (b)	9,600	114	TOTAL NET ASSETS - 100.00%		$274,279
Oracle Corp (a)	7,313	357
Oracle Corp Japan	2,600	169
Paychex Inc (a)	663	47	(a)	Security or a portion of the security was pledged as collateral for short sales.
SAP SE	18,910	1,959	At the end of the period, the value of these securities totaled $104,355 or
Square Enix Holdings Co Ltd (a)	11,800	386	38.05% of net assets.
		$4,835	(b) Non-income producing security
			(c)	Security exempt from registration under Rule 144A of the Securities Act of
Telecommunications - 2.22%			1933. These securities may be resold in transactions exempt from registration,
AT&T Inc	13,254	414	normally to qualified institutional buyers. At the end of the period, the value of
CenturyLink Inc (a)	20,509	385	these securities totaled $1,478 or 0.54% of net assets.
Cisco Systems Inc (a)	41,695	1,996	(d) Current yield shown is as of period end.
Hikari Tsushin Inc	300	48	(e)	Security or a portion of the security was pledged to cover margin requirements
Juniper Networks Inc	2,539	73	for swap and/or swaption contracts. At the end of the period, the value of these
LogMeIn Inc	5,231	482	securities totaled $14,156 or 5.16% of net assets.
Motorola Solutions Inc (a)	3,104	407	(f)	Affiliated Security. Security is either an affiliate (and registered under the
Nippon Telegraph & Telephone Corp	9,500	392	Investment Company Act of 1940) or an affiliate as defined by the Investment
Telecom Italia SpA/Milano (b)	17,859	12	Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Verizon Communications Inc (a)	31,043	1,872	voting shares of the security). Please see affiliated sub-schedule for
		$6,081	transactional information.
Textiles - 0.07%			(g)	Rate shown is the discount rate of the original purchase.
Mohawk Industries Inc (a),(b)	1,416	181
Toys, Games & Hobbies - 0.18%
Bandai Namco Holdings Inc (a)	11,700	492	Portfolio Summary (unaudited)
Transportation - 2.20%			Sector		Percent
ComfortDelGro Corp Ltd	17,200	26	Investment Companies		22.03%
CSX Corp (a)	17,035	1,237	Consumer, Non-cyclical		18.92%
DSV A/S	2,228	171	Industrial		14.61%
Expeditors International of Washington Inc (a)	3,935	299	Financial		14.37%
FedEx Corp	2,593	593	Consumer, Cyclical		9.74%
Kamigumi Co Ltd	10,300	232	Technology		7.69%
Kansas City Southern (a)	12,314	1,269	Energy		5.53%
Kyushu Railway Co	4,900	162	Communications		4.37%
Mitsui OSK Lines Ltd	800	19	Government		4.33%
Nippon Express Co Ltd (a)	3,500	211	Basic Materials		3.58%
Norfolk Southern Corp (a)	1,651	282	Utilities		2.39%
Old Dominion Freight Line Inc (a)	9,038	1,236	Diversified		0.01%
SG Holdings Co Ltd	1,700	42	Investments Sold Short		(38.73)%
Union Pacific Corp (a)	1,345	207	Other Assets and Liabilities		31.16%
West Japan Railway Co	300	21	TOTAL NET ASSETS		100.00%
		$6,007
TOTAL COMMON STOCKS		$222,005

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2018 (unaudited)

Affiliated Securities		August 31, 2018		Purchases		Sales	November 30, 2018
		Value		Cost		Proceeds		Value
Principal Government Money Market Fund 2.08%		$75,765		$97,861		$127,357		$46,269
		$75,765		$97,861		$127,357		$46,269

				Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income			on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.08%		$280	$	— $		— $		—
		$280	$	— $		— $		—
Amounts in thousands

Futures Contracts

Description and Expiration Date		Type		Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
AEX Index; December 2018		Long		4	$470	$		(7)
AEX Index; December 2018		Short		9	1,058			11
CAC40 Index; December 2018		Short		114	6,440			87
CAC40 Index; December 2018		Long		29	1,638			(21)
DAX Index; December 2018		Long		4	1,273			(81)
DAX Index; December 2018		Short		13	4,139			112
DJ Euro Stoxx 50; December 2018		Short		402	14,395			679
FTSE/MIB Index; December 2018		Long		1	109			(10)
FTSE/MIB Index; December 2018		Short		6	651			—
FTSE100 Index; December 2018		Long		25	2,220			(79)
FTSE100 Index; December 2018		Short		35	3,108			52
Hang Seng Index; December 2018		Long		1	170			1
IBEX 35 Index; December 2018		Long		4	409			(1)
Japan Topix Index; December 2018		Long		22	3,233			(8)
MSCI Singapore Index; December 2018		Long		1	25			—
OMXS30 Index; December 2018		Short		92	1,528			4
OMXS30 Index; December 2018		Long		26	432			(3)
S&P 500 Emini; December 2018		Long		176	24,273			(994)
S&P/TSX 60 Index; December 2018		Long		10	1,374			(34)
SPI 200 Index; December 2018		Long		9	933			(72)
Total						$		(364)

Amounts in thousands except contracts.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date			Currency to Accept	Currency to Deliver		Asset	Liability
Bank of New York Mellon	05/15/2019			$452 EUR		382	$13	$—
Citigroup Inc	12/19/2018	AUD		172 $		126	—	—
Citigroup Inc	12/19/2018	AUD		435 $		313	5	—
Citigroup Inc	12/19/2018			$439 AUD		607	—	(5)
Citigroup Inc	12/19/2018			$778 GBP		606	6	—
Citigroup Inc	12/19/2018	GBP		867 $		1,127	—	(21)
Citigroup Inc	12/19/2018	CAD		821 $		629	—	(11)
Citigroup Inc	12/19/2018			$65 CAD		86	—	—
Citigroup Inc	12/19/2018			$329 CAD		433	3	—
Citigroup Inc	12/19/2018	DKK		3,530 $		544	—	(8)
Citigroup Inc	12/19/2018			$561 DKK		3,602	14	—
Citigroup Inc	12/19/2018	DKK		76 $		11	—	—
Citigroup Inc	12/19/2018			$1 DKK		4	—	—
Citigroup Inc	12/19/2018			$216 EUR		190	—	—
Citigroup Inc	12/19/2018			$1,518 EUR		1,316	26	—
Citigroup Inc	12/19/2018	EUR		1,982 $		2,317	—	(69)
Citigroup Inc	12/19/2018	EUR		62 $		71	—	—
Citigroup Inc	12/19/2018			$89 HKD		698	—	—
Citigroup Inc	12/19/2018	HKD		1,785 $		228	—	—
Citigroup Inc	12/19/2018			$139 HKD		1,087	—	—
Citigroup Inc	12/19/2018			$14 ILS		51	—	—
Citigroup Inc	12/19/2018			$18 ILS		66	—	—
Citigroup Inc	12/19/2018	ILS		118 $		33	—	(1)
Citigroup Inc	12/19/2018	JPY		3,465 $		31	—	—
Citigroup Inc	12/19/2018			$344 JPY		39,081	—	(1)
Citigroup Inc	12/19/2018	JPY		225,219 $		2,035	—	(48)
Citigroup Inc	12/19/2018			$1,692 JPY		189,603	19	—
Citigroup Inc	12/19/2018	NZD		22 $		14	1	—
Citigroup Inc	12/19/2018			$12 NZD		18	—	—
Citigroup Inc	12/19/2018	NOK		380 $		45	—	(1)

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
Citigroup Inc	12/19/2018		$5	NOK	41	$	— $	—
Citigroup Inc	12/19/2018		$30	NOK	256		—	—
Citigroup Inc	12/19/2018		$60	SGD	83		—	—
Citigroup Inc	12/19/2018	SGD	11 $		8		—	—
Citigroup Inc	12/19/2018	SGD	174 $		128		—	(1)
Citigroup Inc	12/19/2018		$74	SGD	102		—	—
Citigroup Inc	12/19/2018	SEK	1,310 $		145		—	(1)
Citigroup Inc	12/19/2018		$91	SEK	826		—	—
Citigroup Inc	12/19/2018		$14	SEK	128		—	—
Citigroup Inc	12/19/2018	SEK	116 $		13		—	—
Citigroup Inc	12/19/2018	CHF	528 $		547		—	(17)
Citigroup Inc	12/19/2018		$58	CHF	58		—	—
Citigroup Inc	12/19/2018		$271	CHF	268		3	—
Citigroup Inc	03/20/2019	AUD	486 $		353		3	—
Citigroup Inc	03/20/2019	GBP	419 $		538		—	(2)
Citigroup Inc	03/20/2019	CAD	86 $		65		—	—
Citigroup Inc	03/20/2019	CAD	259 $		196		—	(1)
Citigroup Inc	03/20/2019	DKK	1,328 $		205		—	(1)
Citigroup Inc	03/20/2019		$339	DKK	2,202		1	—
Citigroup Inc	03/20/2019	DKK	2 $		—		—	—
Citigroup Inc	03/20/2019		$119	EUR	103		1	—
Citigroup Inc	03/20/2019	EUR	657 $		755		—	(4)
Citigroup Inc	03/20/2019	EUR	94 $		107		—	—
Citigroup Inc	03/20/2019		$134	EUR	118		—	—
Citigroup Inc	03/20/2019	HKD	698 $		89		—	—
Citigroup Inc	03/20/2019	HKD	698 $		89		—	—
Citigroup Inc	03/20/2019	ILS	26 $		7		—	—
Citigroup Inc	03/20/2019	ILS	77 $		21		—	—
Citigroup Inc	03/20/2019		$187	JPY	21,169		—	(1)
Citigroup Inc	03/20/2019		$28	JPY	3,167		—	—
Citigroup Inc	03/20/2019	JPY	51,805 $		460		1	—
Citigroup Inc	03/20/2019	JPY	104,755 $		938		—	(6)
Citigroup Inc	03/20/2019	NZD	12 $		8		—	—
Citigroup Inc	03/20/2019	NOK	206 $		24		—	—
Citigroup Inc	03/20/2019	NOK	41 $		5		—	—
Citigroup Inc	03/20/2019	SGD	69 $		50		—	—
Citigroup Inc	03/20/2019	SGD	70 $		51		—	—
Citigroup Inc	03/20/2019	SEK	755 $		84		—	—
Citigroup Inc	03/20/2019	CHF	58 $		59		—	—
Citigroup Inc	03/20/2019	CHF	174 $		177		—	(1)
JPMorgan Chase	12/19/2018		$658	AUD	911		—	(8)
JPMorgan Chase	12/19/2018	AUD	258 $		190		—	(1)
JPMorgan Chase	12/19/2018	AUD	653 $		469		8	—
JPMorgan Chase	12/19/2018	GBP	1,301 $		1,690		—	(31)
JPMorgan Chase	12/19/2018		$1,168	GBP	908		10	—
JPMorgan Chase	12/19/2018		$494	CAD	649		5	—
JPMorgan Chase	12/19/2018		$97	CAD	129		—	—
JPMorgan Chase	12/19/2018	CAD	1,232 $		944		—	(16)
JPMorgan Chase	12/19/2018		$1	DKK	6		—	—
JPMorgan Chase	12/19/2018		$842	DKK	5,402		21	—
JPMorgan Chase	12/19/2018	DKK	5,295 $		817		—	(12)
JPMorgan Chase	12/19/2018	DKK	113 $		17		—	—
JPMorgan Chase	12/19/2018	EUR	2,973 $		3,476		—	(104)
JPMorgan Chase	12/19/2018		$323	EUR	286		—	(1)
JPMorgan Chase	12/19/2018		$2,279	EUR	1,974		40	—
JPMorgan Chase	12/19/2018	EUR	94 $		106		—	—
JPMorgan Chase	12/19/2018		$134	HKD	1,047		—	—
JPMorgan Chase	12/19/2018	HKD	2,677 $		341		1	—
JPMorgan Chase	12/19/2018		$209	HKD	1,631		—	—
JPMorgan Chase	12/19/2018	ILS	176 $		49		—	(1)
JPMorgan Chase	12/19/2018		$27	ILS	99		—	—
JPMorgan Chase	12/19/2018		$21	ILS	77		—	—
JPMorgan Chase	12/19/2018		$2,538	JPY	284,405		28	—
JPMorgan Chase	12/19/2018		$516	JPY	58,621		—	(1)
JPMorgan Chase	12/19/2018	JPY	5,197 $		46		—	—
JPMorgan Chase	12/19/2018	JPY	337,828 $		3,052		—	(71)
JPMorgan Chase	12/19/2018	NZD	32 $		21		1	—
JPMorgan Chase	12/19/2018		$18	NZD	26		—	—

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver		Asset	Liability
JPMorgan Chase	12/19/2018		$7	NOK	62	$	— $	—
JPMorgan Chase	12/19/2018	NOK	570		$68		—	(2)
JPMorgan Chase	12/19/2018		$45	NOK	384		—	—
JPMorgan Chase	12/19/2018		$90	SGD	124		—	—
JPMorgan Chase	12/19/2018	SGD	260		$191		—	(1)
JPMorgan Chase	12/19/2018		$111	SGD	153		—	—
JPMorgan Chase	12/19/2018	SGD	16		$12		—	—
JPMorgan Chase	12/19/2018	SEK	1,966		$218		—	(2)
JPMorgan Chase	12/19/2018		$137	SEK	1,239		1	—
JPMorgan Chase	12/19/2018		$21	SEK	193		—	—
JPMorgan Chase	12/19/2018	SEK	174		$19		—	—
JPMorgan Chase	12/19/2018	CHF	792		$820		—	(26)
JPMorgan Chase	12/19/2018		$87	CHF	87		—	—
JPMorgan Chase	12/19/2018		$407	CHF	401		4	—
JPMorgan Chase	03/20/2019	AUD	730		$530		4	—
JPMorgan Chase	03/20/2019	GBP	628		$808		—	(3)
JPMorgan Chase	03/20/2019	CAD	129		$98		—	—
JPMorgan Chase	03/20/2019	CAD	388		$294		—	(1)
JPMorgan Chase	03/20/2019	DKK	1,992		$307		—	(2)
JPMorgan Chase	03/20/2019	DKK	3		$—		—	—
JPMorgan Chase	03/20/2019		$508	DKK	3,303		2	—
JPMorgan Chase	03/20/2019	EUR	985		$1,132		—	(6)
JPMorgan Chase	03/20/2019	EUR	141		$160		1	—
JPMorgan Chase	03/20/2019		$178	EUR	155		1	—
JPMorgan Chase	03/20/2019		$202	EUR	176		—	—
JPMorgan Chase	03/20/2019	HKD	1,047		$134		—	—
JPMorgan Chase	03/20/2019	HKD	1,047		$134		—	—
JPMorgan Chase	03/20/2019	ILS	39		$10		—	—
JPMorgan Chase	03/20/2019	ILS	116		$31		—	—
JPMorgan Chase	03/20/2019		$42	JPY	4,750		—	—
JPMorgan Chase	03/20/2019		$281	JPY	31,753		—	(1)
JPMorgan Chase	03/20/2019	JPY	77,708		$690		1	—
JPMorgan Chase	03/20/2019	JPY	157,132		$1,407		—	(9)
JPMorgan Chase	03/20/2019	NZD	18		$12		—	—
JPMorgan Chase	03/20/2019	NOK	309		$36		—	—
JPMorgan Chase	03/20/2019	NOK	62		$7		—	—
JPMorgan Chase	03/20/2019	SGD	105		$77		—	—
JPMorgan Chase	03/20/2019	SGD	104		$76		—	—
JPMorgan Chase	03/20/2019	SEK	1,132		$127		—	(1)
JPMorgan Chase	03/20/2019	CHF	87		$88		—	—
JPMorgan Chase	03/20/2019	CHF	260		$265		—	(1)
Morgan Stanley & Co	12/19/2018		$191	GBP	146		5	—
Morgan Stanley & Co	12/19/2018	GBP	146		$190		—	(4)
Morgan Stanley & Co	12/19/2018		$6,219	EUR	5,316		191	—
Morgan Stanley & Co	12/19/2018	EUR	1,143		$1,328		—	(32)
Morgan Stanley & Co	12/19/2018		$79	EUR	70		—	—
Morgan Stanley & Co	12/19/2018		$167	SEK	1,498		2	—
Morgan Stanley & Co	12/19/2018	SEK	1,498		$169		—	(4)
Morgan Stanley & Co	05/15/2019	GBP	209		$269		—	—
Morgan Stanley & Co	05/15/2019		$1,374	GBP	1,052		22	—
Morgan Stanley & Co	05/15/2019	GBP	258		$343		—	(12)
Morgan Stanley & Co	05/15/2019	DKK	18,733		$2,998		—	(111)
Morgan Stanley & Co	05/15/2019		$3,677	DKK	22,762		169	—
Morgan Stanley & Co	05/15/2019	EUR	393		$449		2	—
Morgan Stanley & Co	05/15/2019		$137	EUR	119		—	—
Morgan Stanley & Co	05/15/2019	EUR	52,362		$62,440		—	(2,291)
Morgan Stanley & Co	05/15/2019		$90,001	EUR	74,388		4,551	—
Morgan Stanley & Co	05/15/2019	NOK	52,260		$6,511		—	(382)
Morgan Stanley & Co	05/15/2019		$6,586	NOK	52,260		457	—
Morgan Stanley & Co	05/15/2019	SEK	145,052		$16,714		—	(541)
Morgan Stanley & Co	05/15/2019		$22,308	SEK	191,162		994	—
Morgan Stanley & Co	05/15/2019	SEK	9,733		$1,081		4	—
Morgan Stanley & Co	05/15/2019		$1,225	SEK	11,026		—	(4)
Morgan Stanley & Co	05/15/2019		$27,385	CHF	26,258		650	—
Morgan Stanley & Co	05/15/2019		$1,974	CHF	1,950		—	(11)
Morgan Stanley & Co	05/15/2019	CHF	529		$536		3	—

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2018 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date	Currency to Accept		Currency to Deliver					Asset	Liability
Morgan Stanley & Co		05/15/2019	CHF	22,953		$23,883			$	— $	(513)
Total										$7,274	$(4,406)
Amounts in thousands.

Total Return Equity Basket Swaps

								Upfront		Value and Unrealized
				Payment				Payments/		Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives		Frequency	Expiration Date	Notional Amount		(Receipts)		Asset	Liability
Deutsche Bank AG(a)	Floating rate based on	Total return on a custom basket of		Monthly	05/05/2022	$100,460	$	— $		— $	(167)
	1 day OBFR plus/less	long and short securities traded in
	spread	USD
Morgan Stanley &	Floating rate based on 1	Total return on a custom basket of		Monthly	05/06/2019	3,248		—		—	(593)
Co(b)	week STIBO plus/less	long and short securities traded in
	spread	SEK
Morgan Stanley & Co	Floating rate based on 1	Total return on a custom basket of		Monthly	05/06/2019	1,666		—		260	—
	week NIBOR plus/less	long and short securities traded in
	spread	NOK
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of		Monthly	06/22/2023	—		—		—	(11)
	1 month SAFE South	logn and short securities traded in
	Africa Johannesburg	ZAR
	Interbank Agreed Rate
	plus/less spread
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	10/09/2019	7,598		—		124	—
Co(c)	1 day SONIA plus/less	long and short securities traded in
	spread	GBP
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	12/17/2018	23,408		—		—	(275)
Co(d)	1 day EONIA plus/less	long and short securities traded in			- 12/17/2019
	spread	EUR
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of		Monthly	05/07/2019	1,068		—		2	—
	1 day HONIX plus/less	long and short securities traded in
	spread	HKD
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	08/06/2019	6,033		—		325	—
Co(e)	1 day DISC plus/less	long and short securities traded in
	spread	CAD
Morgan Stanley & Co	Floating rate based on	Total return on a custom basket of		Monthly	05/06/2019	1,289		—		—	(65)
	1 day RBACR plus/less	long and short securities traded in
	spread	AUD
Morgan Stanley & Co(f)	Floating rate based on 1	Total return on a custom basket of		Monthly	08/06/2019	3,053		—		428	—
	day TOIS plus/less spreadlong and short securities traded in
		CHF
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	05/07/2019	7,953		—		—	(187)
Co(g)	1 day SONIA plus/less	long and short securities traded in
	spread	GBP
Morgan Stanley &	Floating rate based on	Total return on a custom basket of		Monthly	05/06/2019	22,430		—		—	(147)
Co(h)	1 day EONIA plus/less	long and short securities traded in
	spread	EUR
Total						$178,206	$	— $		1,139	$(1,445)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands.

(a)

Top Underlying Securities MAQDBUSD

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Microsoft Corp	13,338	$1,479	1.47%
Walmart Inc	14,376	1,404	1.40%
Celgene Corp	14,682	1,060	1.06%
Tesla Inc	(2,887)	(1,012)	(1.01)%
Biogen Inc	3,014	1,006	1.00%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	November 30, 2018 (unaudited)

Description (continued)	Shares		Notional Amount	% of Total Absolute Notional Amount
Adobe Inc	3,944		990	0.98%
Intuit Inc	4,372		938	0.93%
Pfizer Inc	19,537		903	0.90%
Albemarle Corp	(8,749)		(843)	(0.84)%
Uniti Group Inc	(40,718)		(812)	(0.81)%
Target Corp	11,353		806	0.80%
Raytheon Co	4,234		742	0.74%
Gilead Sciences Inc	10,101		727	0.72%
Merck & Co Inc	9,105		722	0.72%
VEREIT Inc	(88,216)		(675)	(0.67)%
Bristol-Myers Squibb Co	12,567		672	0.67%
ConocoPhillips	10,082		667	0.66%
Ross Stores Inc	7,272		637	0.63%
CVS Health Corp	(7,822)		(627)	(0.62)%
TJX Cos Inc/The	12,775		624	0.62%
PPL Corp	(20,091)		(615)	(0.61)%
FirstEnergy Corp	(15,917)		(602)	(0.60)%
Global Payments Inc	(5,324)		(595)	(0.59)%
Post Holdings Inc	(6,124)		(592)	(0.59)%
Wabtec Corp	(6,006)		(568)	(0.56)%
Kraft Heinz Co/The	(10,734)		(549)	(0.55)%
Comcast Corp - Class A	13,808		539	0.54%
Charles River Laboratories International Inc	3,992		538	0.54%
Allstate Corp/The	5,981		533	0.53%
Honeywell International Inc	3,614		530	0.53%
Amgen Inc	2,520		525	0.52%
Intel Corp	10,525		519	0.52%
International Business Machines Corp	4,144		515	0.51%
Macquarie Infrastructure Corp	(12,338)		(514)	(0.51)%
Anadarko Petroleum Corp	9,597		508	0.51%
CDW Corp/DE	5,467		507	0.50%
Facebook Inc	3,592		505	0.50%
Apple Inc	2,795		499	0.50%
QIAGEN NV	13,992		496	0.49%
Sterling Bancorp/DE	(25,630)		(495)	(0.49)%
Newell Brands Inc	(21,020)		(492)	(0.49)%
Baxter International Inc	7,163		491	0.49%
Vertex Pharmaceuticals Inc	2,713		490	0.49%
McKesson Corp	3,927		489	0.49%
Foot Locker Inc	8,516		480	0.48%
NIKE Inc	6,330		476	0.47%
Microchip Technology Inc	(6,239)		(468)	(0.47)%
Square Inc	(6,694)		(468)	(0.47)%
Assured Guaranty Ltd	11,383		465	0.46%
Agios Pharmaceuticals Inc	(6,992)		(460)	(0.46)%

(b)

Top Underlying Securities MAQMSSEK

Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Telefonaktiebolaget LM Ericsson	(105,417	) $	(879)	(27.07)%
Boliden AB	16,690		374	11.51%
Svenska Handelsbanken AB	(22,733)		(250)	(7.71)%
Electrolux AB	10,552		240	7.38%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	November 30, 2018 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Kindred Group PLC	23,921	233	7.18%
Millicom International Cellular SA	(3,546)	(209)	(6.43)%
Volvo AB - B Shares	13,772	192	5.90%
Swedish Orphan Biovitrum AB	7,516	162	5.00%
Getinge AB	(12,185)	(126)	(3.87)%
Essity AB	3,982	102	3.14%
Swedish Match AB	2,247	88	2.70%
Elekta AB	6,122	74	2.27%
Telia Co AB	15,749	73	2.24%
Axfood AB	2,642	46	1.41%
SSAB AB	11,473	41	1.26%
Holmen AB	1,833	39	1.19%
Sandvik AB	2,517	37	1.15%
Modern Times Group MTG AB	758	26	0.79%
Saab AB	(553)	(22)	(0.68)%
Securitas AB	927	16	0.48%
Hexpol AB	(1,275)	(11)	(0.35)%
Husqvarna AB	1,213	10	0.30%

(c)

Top Underlying Securities 3BMSGBP

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
HSBC Holdings PLC	248,190	$2,101	27.65%
BHP Group PLC	66,963	1,281	16.86%
Rio Tinto PLC	27,183	1,233	16.23%
Meggitt PLC	152,696	1,008	13.27%
GlaxoSmithKline PLC	40,928	846	11.13%
Carnival PLC	12,802	743	9.77%
AstraZeneca PLC	4,964	387	5.09%

(d)

Top Underlying Securities 3BMSEUR

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Airbus SE	20,985	$2,248	9.60%
LVMH Moet Hennessy Louis Vuitton SE	7,564	2,163	9.24%
Vinci SA	23,873	2,084	8.90%
AXA SA	82,494	2,009	8.58%
Schneider Electric SE	19,855	1,445	6.17%
Air Liquide SA	9,928	1,200	5.13%
Accor SA	26,474	1,175	5.02%
Pernod Ricard SA	6,146	982	4.20%
EssilorLuxottica SA	7,490	951	4.06%
Kering SA	1,758	764	3.26%
Danone SA	10,114	756	3.23%
Credit Agricole SA	59,566	740	3.16%
BNP Paribas SA	14,419	724	3.09%
Cie Generale des Etablissements Michelin SCA	6,618	692	2.96%
Thales SA	5,586	685	2.93%
Telefonica SA	75,792	680	2.91%
Safran SA	5,165	645	2.76%
Sanofi	7,124	644	2.75%
See accompanying notes.	143

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	November 30, 2018 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Dassault Systemes SE	5,200	624	2.67%
L'Oreal SA	2,565	604	2.58%
CRH PLC	21,746	601	2.57%
Peugeot SA	22,928	504	2.15%
Ubisoft Entertainment SA	5,984	487	2.08%

(e)

Top Underlying Securities MAQMSCAD

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Air Canada	37,920	$828	13.72%
Enbridge Inc	(18,295)	(601)	(9.96)%
TransCanada Corp	(8,360)	(343)	(5.68)%
Methanex Corp	5,871	325	5.39%
Dollarama Inc	11,636	308	5.10%
First Quantum Minerals Ltd	(32,861)	(302)	(5.00)%
Cameco Corp	(19,401)	(230)	(3.82)%
Canadian Tire Corp Ltd	1,821	203	3.37%
West Fraser Timber Co Ltd	3,634	190	3.14%
Wheaton Precious Metals Corp	(12,045)	(189)	(3.14)%
Keyera Corp	(5,939)	(130)	(2.16)%
Magna International Inc	2,589	129	2.14%
AltaGas Ltd	(11,091)	(121)	(2.00)%
Alimentation Couche-Tard Inc	2,225	117	1.93%
Cenovus Energy Inc	(15,084)	(111)	(1.85)%
Barrick Gold Corp	(8,517)	(109)	(1.80)%
Canadian Imperial Bank of Commerce	1,181	99	1.64%
Encana Corp	(14,563)	(98)	(1.62)%
Agnico Eagle Mines Ltd	(2,746)	(97)	(1.60)%
Ritchie Bros Auctioneers Inc	(2,680)	(93)	(1.54)%
Linamar Corp	2,469	90	1.49%
Franco-Nevada Corp	(1,275)	(88)	(1.46)%
Stantec Inc	(3,645)	(87)	(1.44)%
CGI Group Inc	1,266	81	1.34%
National Bank of Canada	1,743	79	1.32%
Genworth MI Canada Inc	2,282	75	1.24%
Maple Leaf Foods Inc	3,035	67	1.12%
Finning International Inc	2,865	60	0.99%
Goldcorp Inc	(6,124)	(57)	(0.94)%
Peyto Exploration & Development Corp	(6,801)	(52)	(0.86)%
Quebecor Inc	2,105	45	0.75%
Atco Ltd/Canada	1,411	43	0.71%
Empire Co Ltd	1,937	37	0.61%
Inter Pipeline Ltd	(2,138)	(34)	(0.57)%
Pembina Pipeline Corp	(1,018)	(34)	(0.57)%
Constellation Software Inc/Canada	49	34	0.56%
Element Fleet Management Corp	(6,238)	(33)	(0.55)%
Shopify Inc	(213)	(32)	(0.54)%
Fairfax Financial Holdings Ltd	(62)	(29)	(0.48)%
Teck Resources Ltd	(1,305)	(26)	(0.44)%
Toronto-Dominion Bank/The	443	25	0.41%
WSP Global Inc	483	24	0.39%
BRP Inc	655	23	0.39%
Bank of Montreal	307	23	0.38%

See accompanying notes.

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	November 30, 2018 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
Loblaw Cos Ltd	457	21	0.35%
Whitecap Resources Inc	(5,801)	(21)	(0.34)%
Seven Generations Energy Ltd	(2,665)	(20)	(0.34)%
WestJet Airlines Ltd	1,284	20	0.33%
PrairieSky Royalty Ltd	(1,386)	(19)	(0.31)%
Metro Inc	482	17	0.27%

(f)

Top Underlying Securities MAQMSCHF

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Temenos AG	5,275	$653	21.39%
Credit Suisse Group AG	(40,103)	(473)	(15.49)%
Vifor Pharma AG	(3,592)	(443)	(14.50)%
Zurich Insurance Group AG	972	305	9.99%
ams AG	(10,325)	(287)	(9.41)%
Adecco Group AG	4,804	238	7.78%
Lonza Group AG	(680)	(220)	(7.20)%
Sonova Holding AG	628	101	3.32%
Swiss Life Holding AG	251	98	3.23%
Roche Holding AG	250	65	2.12%
Sika AG	326	40	1.32%
Baloise Holding AG	139	20	0.67%
Straumann Holding AG	(32)	(20)	(0.64)%
Panalpina Welttransport Holding AG	(128)	(18)	(0.59)%
GAM Holding AG	3,196	17	0.55%
Georg Fischer AG	16	12	0.41%
Sulzer AG	(129)	(12)	(0.39)%
DKSH Holding AG	162	11	0.36%
Barry Callebaut AG	6	10	0.33%
OC Oerlikon Corp AG	(769)	(9)	(0.30)%

(g)

Top Underlying Securities MAQMSGBP

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
BT Group PLC	203,713	$680	8.55%
Micro Focus International PLC	(27,597)	(541)	(6.80)%
John Wood Group PLC	(55,673)	(450)	(5.66)%
Burberry Group PLC	14,592	330	4.15%
Centrica PLC	147,387	259	3.25%
National Grid PLC	23,860	253	3.19%
ASOS PLC	(3,711)	(234)	(2.95)%
ConvaTec Group PLC	(95,802)	(185)	(2.33)%
Moneysupermarket.com Group PLC	45,616	178	2.24%
Cobham PLC	(134,009)	(174)	(2.19)%
Melrose Industries PLC	(73,885)	(166)	(2.09)%
Close Brothers Group PLC	8,520	163	2.05%
Glencore PLC	(44,018)	(163)	(2.04)%
Standard Life Aberdeen PLC	48,107	163	2.05%
Hargreaves Lansdown PLC	(6,110)	(148)	(1.86)%
NMC Health PLC	(3,486)	(146)	(1.84)%
Evraz PLC	25,135	145	1.83%
See accompanying notes.	145

	Schedule of Investments
	Multi-Manager Equity Long/Short Fund
	November 30, 2018 (unaudited)

Description (continued)	Shares	Notional Amount	% of Total Absolute Notional Amount
HSBC Holdings PLC	(16,845)	(143)	(1.79)%
BP PLC	19,309	128	1.61%
Merlin Entertainments PLC	(29,313)	(126)	(1.58)%
WH Smith PLC	4,535	110	1.38%
Investec PLC	17,125	104	1.31%
Mediclinic International PLC	(22,376)	(101)	(1.27)%
Hays PLC	49,722	99	1.25%
Smith & Nephew PLC	5,341	97	1.22%
William Hill PLC	45,684	94	1.18%
Man Group PLC	50,489	94	1.18%
Anglo American PLC	4,467	89	1.12%
Babcock International Group PLC	(11,770)	(85)	(1.07)%
Inchcape PLC	11,402	84	1.06%
AA PLC	(71,420)	(84)	(1.05)%
Drax Group PLC	16,682	83	1.04%
Vodafone Group PLC	38,122	82	1.03%
Direct Line Insurance Group PLC	19,030	80	1.00%
BBA Aviation PLC	26,180	79	1.00%
J Sainsbury PLC	(19,862)	(77)	(0.97)%
JD Sports Fashion PLC	15,156	76	0.96%
Tesco PLC	29,387	74	0.93%
Balfour Beatty PLC	(22,869)	(73)	(0.92)%
Indivior PLC	54,838	71	0.90%
Hikma Pharmaceuticals PLC	(3,101)	(70)	(0.89)%
Meggitt PLC	10,542	70	0.87%
BAE Systems PLC	10,744	67	0.85%
Weir Group PLC/The	(3,479)	(65)	(0.82)%
St James's Place PLC	(4,588)	(59)	(0.74)%
Persimmon PLC	(2,422)	(59)	(0.74)%
Ashtead Group PLC	(2,552)	(57)	(0.72)%
Rio Tinto PLC	1,226	56	0.70%
Capita PLC	(40,519)	(53)	(0.67)%
Greene King PLC	(7,293)	(51)	(0.64)%

(h)

Top Underlying Securities MAQMSEUR

Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Deutsche Lufthansa AG	33,142	$807	3.60%
Repsol SA	44,135	762	3.40%
Cellnex Telecom SA	(25,803)	(715)	(3.19)%
Neste Oyj	8,426	658	2.93%
Covestro AG	11,343	653	2.91%
Anheuser-Busch InBev SA/NV	(7,495)	(574)	(2.56)%
Deutsche Bank AG	(62,288)	(569)	(2.54)%
Koninklijke Ahold Delhaize NV	20,845	536	2.39%
Endesa SA	22,523	502	2.24%
TOTAL SA	8,138	453	2.02%
Engie SA	30,674	431	1.92%
Edenred	(10,987)	(419)	(1.87)%
Wirecard AG	2,753	416	1.86%
Infineon Technologies AG	(19,626)	(411)	(1.83)%
ASR Nederland NV	8,996	388	1.73%
QIAGEN NV	(11,032)	(388)	(1.73)%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2018 (unaudited)

Description (continued)				Shares		Notional Amount	% of Total Absolute Notional Amount
Signify NV				14,559		387					1.73%
Peugeot SA				16,640		365					1.63%
Valeo SA				(12,749)		(364)				(1.62)%
Rheinmetall AG				3,854		357					1.59%
Industria de Diseno Textil SA				(11,595)		(356)				(1.58)%
Allianz SE				1,649		348					1.55%
Ingenico Group SA				(4,583)		(331)				(1.48)%
Iliad SA				(2,448)		(330)				(1.47)%
Amer Sports Oyj				(8,794)		(329)				(1.47)%
OSRAM Licht AG				(7,004)		(321)				(1.43)%
GEA Group AG				(11,041)		(298)				(1.33)%
Zalando SE				(9,348)		(290)				(1.29)%
Atos SE				3,355		285					1.27%
Bankia SA				(84,984)		(281)				(1.25)%
SES SA				12,568		272					1.21%
Cie Generale des Etablissements Michelin SCA				2,586		271					1.20%
UCB SA				3,174		267					1.19%
Grifols SA				(8,147)		(228)				(1.02)%
Getlink SE				(17,378)		(226)				(1.01)%
Ageas				4,543		219					0.98%
AXA SA				8,965		218					0.97%
Vivendi SA				(8,726)		(217)				(0.97)%
UPM-Kymmene OYJ				8,064		215					0.96%
Daimler AG				(3,782)		(213)				(0.95)%
Eurofins Scientific SE				(488)		(212)				(0.94)%
Software AG				5,085		207					0.92%
Uniper SE				8,059		207					0.92%
Electricite de France SA				(12,418)		(204)				(0.91)%
Solvay SA				1,862		201					0.90%
ASML Holding NV				(1,070)		(181)				(0.81)%
Sartorius AG				(1,405)		(178)				(0.80)%
Renault SA				2,462		173					0.77%
Salzgitter AG				5,310		170					0.76%
Huhtamaki OYJ				(5,504)		(168)				(0.75)%

Total Return Swaps

										Value and
										Unrealized
									Upfront	Appreciation/
			Pay/Receive		Payment	Expiration	Notional		Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date	Amount		(Receipts)	Asset	Liability
Merrill Lynch	MSCI Hong Kong Net	36	Receive	1 Month Hong	Monthly	12/19/2018	HKD	2,832 $	— $	6	$—
	Return HKD Index			Kong Interbank
				Offered Rate +
				0.25%
Merrill Lynch	MSCI Italy Net Return	1,600	Receive	1 Month Euro	Monthly	12/19/2018	EUR	144	—	3	—
	EUR Index			Interbank Offered
				Rate + 0.02%
Merrill Lynch	MSCI Japan Net Return	34	Receive	1 Month JPY	Monthly	12/19/2018	JPY	64	—	—	—
	JPY Index			LIBOR - 0.32%
Morgan Stanley & Co	MSCI Singapore Net	22	Receive	1 Month Singapore	Monthly	12/19/2018	SGD	117	—	2	—
	Return SGD Index			Interbank Offered
				Rate + 0.30%
Total								$	— $	11	$—
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2018 (unaudited)

Synthetic Futures

					Upfront	Unrealized
			Notional		Payments/	Appreciation/	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount		(Receipts)	(Depreciation)	Asset----Liability
Morgan Stanley & Co	Swiss Market Index Future; December 2018	12/24/2018	$1,176	$	— $	15	$27	$—
Total			$		— $	15	$27	$—
Amounts in thousands.

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2018 (unaudited)

Short Sales Outstanding
COMMON STOCKS - (34.38)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000’s)
Aerospace & Defense - (0.93)%			Beverages (continued)
General Dynamics Corp	5,079	$939	Suntory Beverage & Food Ltd	400	$17
Harris Corp	1,794	256			$893
L3 Technologies Inc	925	170	Biotechnology - (1.62)%
Leonardo SpA	29,719	294	Alexion Pharmaceuticals Inc	4,506	555
Northrop Grumman Corp	3,084	801	Amgen Inc	3,472	723
United Technologies Corp	940	114	Genmab A/S	3,319	507
		$2,574	Illumina Inc	2,133	720
Agriculture - (0.01)%			Incyte Corp	4,384	282
Golden Agri-Resources Ltd	85,400	15	Regeneron Pharmaceuticals Inc	1,897	694
			Vertex Pharmaceuticals Inc	5,251	949
Airlines - (0.17)%					$4,430
Delta Air Lines Inc	7,618	462	Building Materials - (0.29)%
Apparel - (0.41)%			Buzzi Unicem SpA	8,446	160
Asics Corp	12,500	181	Daikin Industries Ltd	1,100	123
Michael Kors Holdings Ltd	706	31	Martin Marietta Materials Inc	1,199	229
PVH Corp	973	107	TOTO Ltd	300	12
Ralph Lauren Corp	1,441	161	Vulcan Materials Co	2,675	283
Under Armour Inc - Class C	7,869	176			$807
VF Corp	6,054	492
		$1,148	Chemicals - (1.03)%
			Air Products & Chemicals Inc	4,060	653
Automobile Manufacturers - (0.54)%			Albemarle Corp	2,110	203
Ferrari NV	2,924	321	Hitachi Chemical Co Ltd	2,800	44
Honda Motor Co Ltd	500	14	International Flavors & Fragrances Inc	1,182	167
Nissan Motor Co Ltd	8,000	70	Kansai Paint Co Ltd	13,000	244
Subaru Corp	500	11	Kuraray Co Ltd	1,000	16
Suzuki Motor Corp	8,800	439	Linde PLC	3,116	496
Toyota Motor Corp	10,900	659	Nippon Paint Holdings Co Ltd	11,100	395
		$1,514	Novozymes A/S	3,617	169
Automobile Parts & Equipment - (0.45)%			Showa Denko KK	5,700	229
Aptiv PLC	4,686	337	Toray Industries Inc	29,200	229
Brembo SpA	3,652	41			$2,845
Denso Corp	3,100	144	Commercial Services - (1.15)%
Koito Manufacturing Co Ltd	500	27	Atlantia SpA	2,318	48
NGK Spark Plug Co Ltd	10,100	208	Cintas Corp	1,631	306
Pirelli & C SpA	11,022	78	Ecolab Inc	4,404	707
Toyota Industries Corp	3,900	201	Equifax Inc	1,839	189
Yokohama Rubber Co Ltd/The	9,400	197	FleetCor Technologies Inc	1,352	261
		$1,233	Gartner Inc	1,386	212
Banks - (1.65)%			Global Payments Inc	3,037	340
Banco BPM SpA	53,059	124	IHS Markit Ltd	6,009	321
Bank of America Corp	99	3	Park24 Co Ltd	2,500	68
Bank of Kyoto Ltd/The	4,600	222	Quanta Services Inc	2,493	87
BB&T Corp	11,749	600	Rollins Inc	3,327	212
Chugoku Bank Ltd/The	1,100	10	Total System Services Inc	2,782	243
Citigroup Inc	3,178	206	United Rentals Inc	1,243	146
Citizens Financial Group Inc	7,228	263			$3,140
Comerica Inc	2,530	200	Computers - (0.67)%
Fifth Third Bancorp	9,846	275	Accenture PLC - Class A	7,494	1,233
Huntington Bancshares Inc/OH	16,232	237	Fortinet Inc	2,576	190
Intesa Sanpaolo SpA	21,905	51	TDK Corp	5,300	421
KeyCorp	20,067	368			$1,844
M&T Bank Corp	2,156	364
Northern Trust Corp	3,375	335	Cosmetics & Personal Care - (0.33)%
Regions Financial Corp	16,132	265	Coty Inc	14,305	119
Seven Bank Ltd	22,000	68	Estee Lauder Cos Inc/The	5,667	808
Shizuoka Bank Ltd/The	2,700	24			$927
SunTrust Banks Inc	6,827	428	Distribution & Wholesale - (0.22)%
SVB Financial Group	217	55	Copart Inc	3,669	188
Unione di Banche Italiane SpA	86,224	277	Fastenal Co	4,376	259
Zions Bancorp NA	3,601	175	LKQ Corp	5,898	164
		$4,550			$611
Beverages - (0.32)%			Diversified Financial Services - (0.85)%
Brown-Forman Corp - B Shares	7,332	350	Acom Co Ltd	52,900	194
Coca-Cola Bottlers Japan Holdings Inc	500	14	AEON Financial Service Co Ltd	9,200	178
Davide Campari-Milano SpA	8,193	68	Capital One Financial Corp	7,221	648
Monster Beverage Corp	7,440	444	Cboe Global Markets Inc	1,701	183
			CME Group Inc	5,162	981

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2018 (unaudited)

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Diversified Financial Services (continued)			Gas - (0.06)%
Daiwa Securities Group Inc	7,600	$42	NiSource Inc	6,429	$170
Hitachi Capital Corp	400	10	Toho Gas Co Ltd	300	12
Intercontinental Exchange Inc	577	47			$182
Orient Corp	41,900	65	Hand & Machine Tools - (0.03)%
		$2,348	Disco Corp	400	59
Electric - (1.77)%			Makita Corp	700	28
Alliant Energy Corp	4,041	183			$87
Ameren Corp	1,273	87	Healthcare - Products - (2.34)%
American Electric Power Co Inc	3,293	256	ABIOMED Inc	814	271
CenterPoint Energy Inc	6,858	192	Align Technology Inc	1,527	351
Chugoku Electric Power Co Inc/The	20,300	257	Asahi Intecc Co Ltd	2,400	113
CMS Energy Corp	4,274	223	Baxter International Inc	7,191	493
Consolidated Edison Inc	4,374	352	Becton Dickinson and Co	14	3
Duke Energy Corp	4,530	401	Boston Scientific Corp	21,095	795
Entergy Corp	3,200	279	Cooper Cos Inc/The	748	208
Hokuriku Electric Power Co	35,600	317	Edwards Lifesciences Corp	3,971	643
Kyushu Electric Power Co Inc	16,500	194	Hologic Inc	5,269	234
NextEra Energy Inc	3,553	646	IDEXX Laboratories Inc	1,753	357
PG&E Corp	8,394	221	Intuitive Surgical Inc	1,741	924
Public Service Enterprise Group Inc	8,610	481	Olympus Corp	500	14
SCANA Corp	1,323	62	Stryker Corp	5,701	1,000
Sempra Energy	2,496	288	Sysmex Corp	1,600	86
Shikoku Electric Power Co Inc	1,000	12	Terumo Corp	5,100	301
Xcel Energy Inc	7,825	410	Varian Medical Systems Inc	1,391	172
		$4,861	William Demant Holding A/S	333	10
Electrical Components & Equipment - (0.07)%			Zimmer Biomet Holdings Inc	3,865	452
Casio Computer Co Ltd	11,600	162			$6,427
Prysmian SpA	1,773	32	Healthcare - Services - (0.38)%
		$194	DaVita Inc	2,530	167
Electronics - (0.77)%			IQVIA Holdings Inc	4,096	512
Agilent Technologies Inc	5,622	407	PeptiDream Inc	4,000	165
Allegion PLC	428	39	Universal Health Services Inc	1,411	195
Hirose Electric Co Ltd	400	42			$1,039
Hoya Corp	1,000	61	Home Builders - (0.11)%
Keysight Technologies Inc	2,855	176	DR Horton Inc	5,737	213
Kyocera Corp	400	22	PulteGroup Inc	3,064	81
Mettler-Toledo International Inc	483	307			$294
Murata Manufacturing Co Ltd	2,900	444
Nidec Corp	2,100	281	Insurance - (0.67)%
PerkinElmer Inc	1,664	145	Arthur J Gallagher & Co	33	3
Venture Corp Ltd	2,000	22	Brighthouse Financial Inc	2,119	85
Waters Corp	1,154	229	Everest Re Group Ltd	620	138
Yokogawa Electric Corp	900	17	Japan Post Insurance Co Ltd	400	10
		$2,192	MetLife Inc	4,407	197
			Prudential Financial Inc	3,762	353
Energy - Alternate Sources - (0.02)%			Sony Financial Holdings Inc	17,300	362
Vestas Wind Systems A/S	744	56	T&D Holdings Inc	18,300	260
Engineering & Construction - (0.12)%			Tokio Marine Holdings Inc	1,300	64
Japan Airport Terminal Co Ltd	4,800	187	Willis Towers Watson PLC	2,434	388
JGC Corp	9,600	140			$1,860
		$327	Internet - (1.04)%
Entertainment - 0.00%			CyberAgent Inc	600	27
Oriental Land Co Ltd/Japan	100	10	Expedia Group Inc	2,922	353
Food - (1.00)%			Facebook Inc	654	92
Aeon Co Ltd	15,000	360	Kakaku.com Inc	9,200	186
Calbee Inc	13,300	442	LINE Corp	2,200	78
Chr Hansen Holding A/S	2,607	236	M3 Inc	13,200	214
General Mills Inc	7,552	319	MonotaRO Co Ltd	400	11
Hormel Foods Corp	4,970	224	Netflix Inc	3,195	914
JM Smucker Co/The	1,991	208	Rakuten Inc	9,000	73
Kikkoman Corp	5,700	334	Symantec Corp	11,474	254
McCormick & Co Inc/MD	488	73	TripAdvisor Inc	2,782	178
Mondelez International Inc	11,737	528	Twitter Inc	13,880	437
Wilmar International Ltd	4,800	11	ZOZO Inc	500	11
		$2,735			$2,828
			Iron & Steel - (0.02)%
			Hitachi Metals Ltd	4,700	53

See accompanying notes.

		Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2018 (unaudited)

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	COMMON STOCKS (continued)	Shares	Value (000’s)
Leisure Products & Services - (0.50)%			Pharmaceuticals - (0.66)%
Norwegian Cruise Line Holdings Ltd	4,215	$216	Allergan PLC	6,000	$940
Royal Caribbean Cruises Ltd	3,972	449	AmerisourceBergen Corp	1,111	99
Shimano Inc	3,500	513	Chugai Pharmaceutical Co Ltd	3,700	254
Yamaha Corp	4,500	194	Daiichi Sankyo Co Ltd	1,100	40
		$1,372	Otsuka Holdings Co Ltd	2,000	98
Lodging - (0.40)%			Perrigo Co PLC	2,588	161
City Developments Ltd	1,900	12	Santen Pharmaceutical Co Ltd	4,400	76
Marriott International Inc/MD	5,214	600	Zoetis Inc	1,209	113
MGM Resorts International	10,803	291			$1,781
Wynn Resorts Ltd	1,965	215	Pipelines - (0.33)%
		$1,118	ONEOK Inc	7,181	441
Machinery - Diversified - (0.76)%			Williams Cos Inc/The	18,446	467
Daifuku Co Ltd	7,800	401			$908
Deere & Co	1,368	212	Real Estate - (0.11)%
FANUC Corp	600	103	CapitaLand Ltd	9,600	22
Keyence Corp	1,000	545	CBRE Group Inc	6,014	263
Nabtesco Corp	400	11			$285
Xylem Inc/NY	3,178	232	REITs - (1.95)%
Yaskawa Electric Corp	17,800	559	American Tower Corp	8,284	1,363
		$2,063	Boston Properties Inc	2,378	312
Media - (0.52)%			Crown Castle International Corp	7,841	901
CBS Corp	5,720	310	Equinix Inc	1,507	581
Charter Communications Inc	2,965	976	Essex Property Trust Inc	1,219	320
Singapore Press Holdings Ltd	6,200	12	Federal Realty Investment Trust	1,099	145
Twenty-First Century Fox Inc - A Shares	2,410	119	HCP Inc	7,291	213
		$1,417	Host Hotels & Resorts Inc	11,282	214
Metal Fabrication & Hardware - (0.23)%			Iron Mountain Inc	5,401	183
MISUMI Group Inc	4,200	96	Kimco Realty Corp	8,121	133
NSK Ltd	2,300	22	Macerich Co/The	2,691	135
Tenaris SA	42,825	519	Mid-America Apartment Communities Inc	1,085	112
		$637	Prologis Inc	2,373	160
			Regency Centers Corp	556	35
Mining - (0.10)%			SBA Communications Corp	2,226	380
Newmont Mining Corp	8,132	263	SL Green Realty Corp	1,733	167
Miscellaneous Manufacturers - (0.13)%					$5,354
General Electric Co	48,594	365	Retail - (1.71)%
Office & Business Equipment - (0.23)%			Best Buy Co Inc	64	4
Canon Inc	400	11	CarMax Inc	2,023	134
Konica Minolta Inc	8,300	75	Chipotle Mexican Grill Inc	534	253
Ricoh Co Ltd	57,300	558	Costco Wholesale Corp	624	145
		$644	Darden Restaurants Inc	634	70
Oil & Gas - (1.50)%			Dollar Tree Inc	3,919	340
Anadarko Petroleum Corp	8,878	470	Don Quijote Holdings Co Ltd	4,300	260
Apache Corp	7,166	252	FamilyMart UNY Holdings Co Ltd	700	99
Cabot Oil & Gas Corp	7,809	196	Fast Retailing Co Ltd	600	313
Cimarex Energy Co	1,918	157	Foot Locker Inc	1,699	96
Concho Resources Inc	3,052	398	Gap Inc/The	5,869	160
EOG Resources Inc	8,839	913	Isetan Mitsukoshi Holdings Ltd	26,400	306
Exxon Mobil Corp	7,615	605	J Front Retailing Co Ltd	900	13
Helmerich & Payne Inc	2,204	134	L Brands Inc	4,877	161
Marathon Oil Corp	12,775	213	Macy's Inc	4,683	160
Newfield Exploration Co	3,810	65	Marui Group Co Ltd	27,200	588
Noble Energy Inc	8,623	205	Nitori Holdings Co Ltd	200	27
Pioneer Natural Resources Co	3,447	509	Pandora A/S	715	39
		$4,117	Starbucks Corp	2,023	135
Oil & Gas Services - (0.31)%			Tapestry Inc	4,419	172
National Oilwell Varco Inc	7,131	229	Target Corp	663	47
Saipem SpA	3,767	17	Tiffany & Co	1,230	112
Schlumberger Ltd	10,029	452	Ulta Beauty Inc	447	133
TechnipFMC PLC	6,930	160	Walmart Inc	9,576	935
		$858			$4,702
Packaging & Containers - (0.09)%			Semiconductors - (1.52)%
Ball Corp	4,645	228	Advanced Micro Devices Inc	20,065	427
			Advantest Corp	1,900	41
			Analog Devices Inc	1,272	117
			Broadcom Inc	4,230	1,004
			Hamamatsu Photonics KK	1,500	52

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2018 (unaudited)

Short Sales Outstanding (continued)
COMMON STOCKS (continued)	Shares	Value (000’s)	INVESTMENT COMPANIES (continued)	Shares	Value (000’s)
Semiconductors (continued)			Exchange Traded Funds (continued)
IPG Photonics Corp	815	$116	SPDR S&P Regional Banking ETF	10,406	$580
Microchip Technology Inc	4,987	374	Technology Select Sector SPDR Fund	44,682	3,036
NVIDIA Corp	4,171	682			$ 11,918
Qorvo Inc	1,915	126	TOTAL INVESTMENT COMPANIES (proceeds $12,146)		$ 11,918
QUALCOMM Inc	1,609	94	TOTAL SHORT SALES (proceeds $105,630)		$ 106,417
Skyworks Solutions Inc	3,180	232
STMicroelectronics NV	7,217	107
SUMCO Corp	4,600	71
Tokyo Electron Ltd	1,800	254
Xilinx Inc	4,825	446
		$4,143
Software - (2.29)%
Activision Blizzard Inc	14,452	721
Adobe Inc	3,573	896
Akamai Technologies Inc	114	8
ANSYS Inc	1,565	253
Autodesk Inc	4,422	639
Cadence Design Systems Inc	5,388	243
Cerner Corp	6,793	393
DeNA Co Ltd	3,900	73
Fidelity National Information Services Inc	5,078	548
Fiserv Inc	6,008	476
Intuit Inc	2,116	454
Konami Holdings Corp	300	13
Red Hat Inc	3,276	585
salesforce.com Inc	3,815	545
Synopsys Inc	2,264	208
Take-Two Interactive Software Inc	2,106	231
		$6,286
Telecommunications - (0.24)%
Arista Networks Inc	1,358	324
Singapore Telecommunications Ltd	27,100	61
SoftBank Group Corp	3,300	279
		$664
Toys, Games & Hobbies - (0.26)%
Hasbro Inc	1,932	176
Mattel Inc	6,092	85
Nintendo Co Ltd	1,500	456
		$717
Transportation - (1.38)%
AP Moller - Maersk A/S - B	366	526
CH Robinson Worldwide Inc	2,054	190
JB Hunt Transport Services Inc	1,935	206
Kansas City Southern	1,927	199
Keihan Holdings Co Ltd	5,100	213
Keikyu Corp	16,300	260
Keio Corp	5,400	299
Kintetsu Group Holdings Co Ltd	6,500	271
Mitsubishi Logistics Corp	3,800	94
Nagoya Railroad Co Ltd	5,600	141
Nankai Electric Railway Co Ltd	4,200	112
Odakyu Electric Railway Co Ltd	14,900	334
Seibu Holdings Inc	12,000	222
United Parcel Service Inc	2,102	242
Yamato Holdings Co Ltd	17,500	463
		$3,772
Water - (0.12)%
American Water Works Co Inc	3,341	319
TOTAL COMMON STOCKS (proceeds $93,484)		$ 94,499
INVESTMENT COMPANIES - (4.35)%	Shares	Value (000's)
Exchange Traded Funds - (4.35)%
Consumer Discretionary Select Sector SPDR	17,390	1,878
Fund
Industrial Select Sector SPDR Fund	3,352	243
iShares Russell 1000 ETF	16,980	2,600
iShares U.S. Real Estate ETF	6,024	493
SPDR S&P 500 ETF Trust	11,202	3,088

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.10%	Shares Held Value (000's)			Principal
Exchange Traded Funds - 0.10%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
SPDR Nuveen S&P High Yield Municipal Bond	1,040	$58	Illinois (continued)
ETF			City of Chicago IL
VanEck Vectors High-Yield Municipal Index ETF	500	30	5.50%, 01/01/2042	$300	$313
VanEck Vectors Short High-Yield Municipal	1,000	24	6.00%, 01/01/2038	1,900	2,106
Index ETF			7.46%, 02/15/2026	1,884	1,374
		$112	City of Chicago IL Wastewater Transmission
TOTAL INVESTMENT COMPANIES		$112	Revenue
	Principal		5.00%, 01/01/2031	760	823
MUNICIPAL BONDS - 102.99%	Amount (000's) Value (000's)		5.00%, 01/01/2039	1,200	1,279
Alabama - 1.53%			Illinois Finance Authority
Lower Alabama Gas District/The			4.38%, 12/01/2042	300	298
5.00%, 09/01/2034	$1,500	$1,708	Illinois State Toll Highway Authority
Arizona - 4.52%			5.00%, 01/01/2040(c)	5,000	5,436
Navajo Nation			Metropolitan Pier & Exposition Authority
5.50%, 12/01/2030(a)	2,500	2,744	5.00%, 06/15/2057	500	514
Salt Verde Financial Corp			Metropolitan Pier & Exposition Authority (credit
5.00%, 12/01/2032	2,000	2,295	support from NATL)
		$5,039	5.50%, 06/15/2029(d)	1,000	1,109
California - 6.06%			State of Illinois
Abag Finance Authority for Nonprofit Corps			5.00%, 11/01/2026	1,500	1,592
5.00%, 08/01/2043	500	541	5.00%, 10/01/2033	1,000	1,034
California Educational Facilities Authority			5.50%, 07/01/2027	1,150	1,232
5.00%, 01/01/2039(b),(c)	1,725	1,730			$19,677
California Statewide Communities Development			Indiana - 0.66%
Authority			Indiana Finance Authority
5.25%, 12/01/2048(a)	1,000	1,048	1.73%, 11/01/2037(b)	400	400
California Statewide Communities Development			Town of Shoals IN
Authority (credit support from GNMA COLL)			7.25%, 11/01/2043	300	329
4.90%, 07/20/2039(d)	500	514			$729
California Statewide Financing Authority			Louisiana - 1.81%
6.00%, 05/01/2043	1,000	987	Louisiana Local Government Environmental
La Verne Public Financing Authority			Facilities & Community Development Authority
7.25%, 09/01/2026	545	546	5.50%, 11/01/2039(a),(e)	1,000	1,008
Oakland Unified School District/Alameda County			5.65%, 11/01/2037(a)	1,000	1,010
5.00%, 08/01/2035	1,225	1,387	Louisiana Public Facilities Authority
		$6,753	0.00%, 07/01/2039(f)	278	—
Colorado - 2.73%					$2,018
Centerra Metropolitan District No 1			Maine - 0.94%
5.00%, 12/01/2037(a)	1,000	1,007	Finance Authority of Maine
Eagle County Airport Terminal Corp			5.25%, 01/01/2025(a)	1,000	1,053
5.00%, 05/01/2037	1,000	1,083	Maryland - 0.94%
Prairie Farm Metropolitan District			City of Westminster MD
5.25%, 12/01/2048	1,000	962	6.25%, 07/01/2044	600	635
		$3,052	Maryland Economic Development Corp
Connecticut - 2.18%			5.38%, 06/01/2025	390	410
Mohegan Tribal Finance Authority					$1,045
7.00%, 02/01/2045(a)	2,400	2,430	Michigan - 1.90%
Florida - 3.74%			Detroit Downtown Development
Greater Orlando Aviation Authority			Authority (credit support from AGM)
5.00%, 10/01/2047(c)	2,999	3,262	5.00%, 07/01/2048(d),(e),(g)	1,000	1,039
Northern Palm Beach County Improvement			Michigan Finance Authority
District			5.00%, 07/01/2035	1,000	1,084
5.00%, 08/01/2046	500	507			$2,123
Orange County Housing Finance Authority			Missouri - 2.76%
7.00%, 10/01/2025	395	396	City of St Louis MO Airport Revenue (credit
		$4,165	support from NATL)
Georgia - 2.18%			5.50%, 07/01/2028(d)	400	488
Atlanta Development Authority			Kansas City Industrial Development Authority
7.00%, 01/01/2040	2,000	1,925	5.00%, 04/01/2046(a)	1,100	1,089
City of Atlanta GA			Maryland Heights Industrial Development
7.38%, 01/01/2031	500	502	Authority
		$2,427	5.25%, 03/15/2046(a)	1,000	991
Illinois - 17.66%			St Louis County Industrial Development
Chicago Board of Education			Authority
5.00%, 12/01/2046(e)	1,250	1,203	5.13%, 09/01/2048	500	497
Chicago O'Hare International Airport					$3,065
5.00%, 01/01/2033	1,250	1,364

See accompanying notes.

     Schedule of Investments Opportunistic Municipal Fund November 30, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Montana - 1.28%			Oregon - 1.32%
City of Kalispell MT			Oregon State Business Development Commission
5.25%, 05/15/2037	$1,400	$1,432	6.50%, 04/01/2031(a)	$1,000	$962
Nevada - 2.23%			Warm Springs Reservation Confederated Tribe
Las Vegas Convention & Visitors Authority			6.38%, 11/01/2033	500	512
5.00%, 07/01/2043(c)	1,394	1,537			$1,474
State of Nevada Department of Business &			Pennsylvania - 5.20%
Industry			Blythe Township Solid Waste Authority
5.13%, 12/15/2037(a)	1,000	950	7.75%, 12/01/2037	1,000	1,023
		$2,487	Commonwealth Financing Authority
New Jersey - 9.11%			5.00%, 06/01/2028	1,000	1,141
Casino Reinvestment Development Authority			5.00%, 06/01/2035	1,000	1,101
5.25%, 11/01/2039	250	263	Lancaster County Hospital Authority/PA
Essex County Improvement Authority			5.00%, 07/01/2045	1,000	1,019
5.25%, 07/01/2045(a)	1,300	1,303	Pennsylvania Economic Development Financing
New Jersey Economic Development Authority			Authority
5.00%, 07/15/2028	500	543	5.50%, 11/01/2044	1,000	1,031
5.00%, 06/15/2047	500	515	6.00%, 06/01/2031	500	495
5.00%, 10/01/2047	1,000	1,048			$5,810
5.63%, 11/15/2030	1,500	1,676	South Carolina - 0.47%
5.75%, 09/15/2027	500	546	South Carolina Jobs-Economic Development
New Jersey Economic Development			Authority
Authority (credit support from ST APPROP)			5.25%, 11/15/2047	500	519
5.25%, 06/15/2040(d)	1,000	1,053	South Dakota - 0.45%
New Jersey Transportation Trust Fund Authority			Oglala Sioux Tribe
5.25%, 06/15/2032	2,000	2,158	5.75%, 10/01/2025(a)	500	501
South Jersey Port Corp			Tennessee - 3.40%
5.00%, 01/01/2048	1,000	1,052	Chattanooga Health Educational & Housing
		$10,157	Facility Board
New York - 5.97%			5.00%, 10/01/2028	1,050	1,155
Brooklyn Arena Local Development Corp			5.00%, 10/01/2035	500	530
6.25%, 07/15/2040	480	503	Metropolitan Government Nashville & Davidson
Glen Cove Local Economic Assistance Corp			County Health & Educational Facs Bd
5.00%, 01/01/2056	1,000	1,001	5.00%, 07/01/2040	1,000	1,075
New York Counties Tobacco Trust VI			Nashville Metropolitan Development & Housing
5.00%, 06/01/2041	400	418	Agency
New York State Thruway Authority			4.50%, 06/01/2028(a)	250	255
5.25%, 01/01/2056	1,000	1,093	5.13%, 06/01/2036(a)	750	770
New York Transportation Development Corp					$3,785
5.00%, 08/01/2021	1,500	1,578	Texas - 5.89%
5.00%, 01/01/2034	1,000	1,091	Arlington Higher Education Finance Corp
Niagara Area Development Corp			5.00%, 12/01/2046	1,100	1,151
4.75%, 11/01/2042(a)	1,000	959	Harris County Cultural Education Facilities
		$6,643	Finance Corp
North Carolina - 0.93%			6.00%, 10/01/2043	1,075	1,182
North Carolina Medical Care Commission			North Texas Tollway Authority
5.25%, 10/01/2035	1,000	1,037	5.00%, 01/01/2045	615	665
Ohio - 6.20%			5.00%, 01/01/2048	500	541
Buckeye Tobacco Settlement Financing Authority			Port Beaumont Navigation District
6.00%, 06/01/2042	2,500	2,400	7.25%, 02/01/2036(a),(b)	1,000	1,037
Buckeye Tobacco Settlement Financing			Tarrant County Cultural Education Facilities
Authority (credit support from BUCKEYE OHIO			Finance Corp
TOB SETTLEMENT)			6.00%, 11/15/2027	1,000	1,067
5.75%, 06/01/2034(d)	1,860	1,737	Texas Private Activity Bond Surface
Cleveland-Cuyahoga County Port Authority			Transportation Corp
5.50%, 12/01/2043	1,000	1,084	6.88%, 12/31/2039	550	573
Ohio Air Quality Development Authority			7.00%, 12/31/2038	300	346
3.75%, 12/01/2023(b)	1,000	688			$6,562
4.50%, 01/15/2048(a)	1,000	1,001	Utah - 1.21%
		$6,910	Utah Infrastructure Agency
Oklahoma - 2.21%			5.25%, 10/15/2033	1,250	1,352
Oklahoma Development Finance Authority			Vermont - 1.13%
5.25%, 08/15/2043	1,000	1,070	Vermont Economic Development Authority
Tulsa Airports Improvement Trust			4.62%, 04/01/2036(a),(b)	1,300	1,264
5.00%, 06/01/2035(b)	300	320	Virginia - 0.95%
Tulsa County Industrial Authority			County of Botetourt VA
5.25%, 11/15/2045	1,000	1,069	6.00%, 07/01/2044	1,000	1,064
		$2,459

See accompanying notes.

     Schedule of Investments Opportunistic Municipal Fund November 30, 2018 (unaudited)

	Principal			(a) Security exempt from registration under Rule 144A of the Securities Act of
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)			1933. These securities may be resold in transactions exempt from registration,
Washington - 1.48%				normally to qualified institutional buyers. At the end of the period, the value of
Port of Seattle Industrial Development Corp				these securities totaled $23,804 or 21.36% of net assets.
5.00%, 04/01/2030	$500		$538	(b) Certain variable rate securities are not based on a published reference rate
Washington Economic Development Finance				and spread but are determined by the issuer or agent and are based on current
Authority				market conditions. These securities do not indicate a reference rate and
7.50%, 01/01/2032(a)	1,000		1,113	spread in their description. Rate shown is the rate in effect as of period end.
			$1,651	(c) Security or portion of underlying security related to Inverse Floaters
Wisconsin - 3.95%				entered into by the Fund. See Notes to Financial Statements for additional
Public Finance Authority				information.
4.00%, 08/01/2035	500		465	(d) Credit support indicates investments that benefit from credit enhancement or
5.00%, 12/01/2025(a)	1,200		1,309	liquidity support provided by a third party bank, institution, or government
5.25%, 04/01/2030	600		626	agency.
Wisconsin Health & Educational Facilities				(e) Security purchased on a when-issued basis.
Authority				(f) Non-income producing security
5.50%, 07/01/2023	100		98	(g) Fair value of these investments is determined in good faith by the Manager
6.00%, 07/01/2028	170		166	under procedures established and periodically reviewed by the Board of
6.50%, 07/01/2033	300		286	Directors. Certain inputs used in the valuation may be unobservable; however,
7.00%, 07/01/2043	500		477	each security is evaluated individually for purposes of ASC 820 which results
7.50%, 07/01/2053	1,000		969	in not all securities being identified as Level 3 of the fair value hierarchy. At
			$4,396	the end of the period, the fair value of these securities totaled $1,039 or 0.93%
TOTAL MUNICIPAL BONDS			$114,787	of net assets.
Total Investments			$114,899	(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
Liability for Floating Rate Notes Issued in Conjunction with				November 30, 2018.
Securities Held - (6.11)%
Notes with interest rates of 1.69% - 1.89% at	$(6,808	) $	(6,808)	Portfolio Summary (unaudited)
November 30, 2018 and contractual maturity of				Sector	Percent
collateral from 2019-2026.(h)				Revenue Bonds	81.62%
Total Net Investments			$108,091	General Obligation Unlimited	7.96%
Other Assets and Liabilities - 3.02%			3,368	Insured	5.32%
TOTAL NET ASSETS - 100.00%			$111,459	Prerefunded	3.28%
				Tax Allocation	1.82%
				Certificate Participation	1.23%
				General Obligation Limited	0.86%
				Special Assessment	0.45%
				Special Tax	0.45%
				Investment Companies	0.10%
				Liability For Floating Rate Notes Issued	(6.11)%
				Other Assets and Liabilities	3.02%
				TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Origin Emerging Markets Fund November 30, 2018 (unaudited)

COMMON STOCKS - 98.24%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 1.07%			Forest Products & Paper - 2.41%
Shenzhou International Group Holdings Ltd	463,000	$5,649	Fibria Celulose SA	326,300	$6,178
Automobile Manufacturers - 2.00%			Mondi PLC	297,254	6,509
Geely Automobile Holdings Ltd	3,645,500	7,244			$12,687
Sinotruk Hong Kong Ltd	2,013,000	3,319	Gas - 4.18%
		$10,563	China Resources Gas Group Ltd	2,917,800	11,825
Automobile Parts & Equipment - 0.44%			ENN Energy Holdings Ltd	1,132,800	10,193
Weichai Power Co Ltd	2,144,500	2,319			$22,018
Banks - 9.64%			Holding Companies - Diversified - 0.55%
China Construction Bank Corp	10,401,328	8,881	Tekfen Holding AS	758,000	2,914
China Merchants Bank Co Ltd	3,277,600	13,650	Insurance - 5.21%
Industrial & Commercial Bank of China Ltd	12,119,400	8,656	China Life Insurance Co Ltd/Taiwan	3,162,700	3,008
Kiatnakin Bank PCL	1,294,600	2,848	China Taiping Insurance Holdings Co Ltd	1,236,000	4,122
OTP Bank Nyrt	85,800	3,441	Ping An Insurance Group Co of China Ltd	1,781,200	17,358
Sberbank of Russia PJSC ADR	866,700	10,337	Porto Seguro SA	224,700	3,012
Thanachart Capital PCL	1,890,200	3,046			$27,500
		$50,859	Internet - 9.93%
Building Materials - 4.62%			Alibaba Group Holding Ltd ADR(a)	100,900	16,231
Anhui Conch Cement Co Ltd	2,341,900	12,329	Autohome Inc ADR	48,400	3,985
China National Building Material Co Ltd	2,712,300	2,130	Baidu Inc ADR(a)	72,700	13,688
China Resources Cement Holdings Ltd	7,338,800	7,228	Tencent Holdings Ltd	462,605	18,494
Taiwan Cement Corp	2,385,600	2,685			$52,398
		$24,372	Iron & Steel - 4.29%
Chemicals - 5.40%			Kumba Iron Ore Ltd	145,300	2,600
Formosa Chemicals & Fibre Corp	778,500	2,704	Severstal PJSC	152,400	2,242
Indorama Ventures PCL	6,039,100	9,957	Vale SA	1,300,800	17,784
Petronas Chemicals Group Bhd	1,487,200	3,274			$22,626
PTT Global Chemical PCL	3,315,800	7,901	Metal Fabrication & Hardware - 0.92%
Sasol Ltd	157,600	4,634	Catcher Technology Co Ltd	562,800	4,867
		$28,470	Oil & Gas - 10.09%
Coal - 2.12%			CNOOC Ltd	7,984,800	13,489
China Shenhua Energy Co Ltd	3,748,900	8,398	Ecopetrol SA	1,986,000	1,916
Exxaro Resources Ltd	298,400	2,798	LUKOIL PJSC ADR	119,300	8,804
		$11,196	Novatek PJSC	49,400	8,429
Commercial Services - 2.49%			PTT PCL	7,337,900	11,178
China Conch Venture Holdings Ltd	1,027,500	3,194	SK Innovation Co Ltd	32,166	5,652
Estacio Participacoes SA	692,800	4,437	Tatneft PJSC ADR	59,700	3,780
Localiza Rent a Car SA	790,830	5,508			$53,248
		$13,139	Pharmaceuticals - 1.81%
Computers - 4.80%			CSPC Pharmaceutical Group Ltd	1,844,300	3,751
Infosys Ltd ADR	1,650,300	16,272	Sino Biopharmaceutical Ltd	6,293,600	5,779
Lenovo Group Ltd	7,114,000	5,162			$9,530
WNS Holdings Ltd ADR(a)	79,000	3,859	Real Estate - 0.90%
		$25,293	China Vanke Co Ltd	1,365,000	4,720
Distribution & Wholesale - 0.49%			Retail - 2.17%
LG Corp	40,100	2,587	ANTA Sports Products Ltd	1,498,000	6,865
Diversified Financial Services - 5.15%			CJ ENM Co Ltd	21,962	4,567
Chailease Holding Co Ltd	1,613,940	5,070			$11,432
CTBC Financial Holding Co Ltd	3,554,000	2,368	Semiconductors - 11.26%
E.Sun Financial Holding Co Ltd	4,001,800	2,709	Nanya Technology Corp	1,536,100	3,069
Hana Financial Group Inc	137,600	4,626	Novatek Microelectronics Corp	569,700	2,413
KB Financial Group Inc	110,500	4,657	Realtek Semiconductor Corp	637,800	2,952
KIWOOM Securities Co Ltd	33,976	2,590	Samsung Electronics Co Ltd	25,477	23,908
Shinhan Financial Group Co Ltd	60,600	2,236	SK Hynix Inc	88,200	5,509
Taishin Financial Holding Co Ltd	6,576,822	2,902	Taiwan Semiconductor Manufacturing Co Ltd	573,717	21,566
		$27,158	ADR
Electronics - 1.65%					$59,417
Micro-Star International Co Ltd	2,374,800	5,628	Software - 2.26%
Yageo Corp	254,500	3,095	Momo Inc ADR(a)	380,800	11,938
		$8,723	Telecommunications - 1.45%
Engineering & Construction - 0.40%			China Mobile Ltd	767,000	7,646
Grupo Aeroportuario del Centro Norte SAB de	470,900	2,108	TOTAL COMMON STOCKS		$518,236
CV
Food - 0.54%
Dino Polska SA (a),(b)	111,000	2,859

See accompanying notes.

     Schedule of Investments Origin Emerging Markets Fund November 30, 2018 (unaudited)

INVESTMENT COMPANIES - 1.91%	Shares Held Value (000's)				Portfolio Summary (unaudited)
Money Market Funds - 1.91%				Country		Percent
Principal Government Money Market Fund	10,082,010		$10,082	China		38.23%
2.08%(c),(d)				Taiwan, Province Of China		12.32%
TOTAL INVESTMENT COMPANIES			$10,082	Korea, Republic Of		10.68%
Total Investments			$528,318	Brazil		6.99%
Other Assets and Liabilities - (0.15)%			(775)	Hong Kong		6.94%
TOTAL NET ASSETS - 100.00%			$527,543	Thailand		6.63%
				Russian Federation		6.37%
				India		3.82%
(a) Non-income producing security				United States		1.91%
(b)	Security exempt from registration under Rule 144A of the Securities Act of			South Africa		1.90%
1933. These securities may be resold in transactions exempt from registration,				United Kingdom		1.24%
normally to qualified institutional buyers. At the end of the period, the value of				Hungary		0.65%
these securities totaled $2,859 or 0.54% of net assets.				Malaysia		0.62%
(c)	Affiliated Security. Security is either an affiliate (and registered under the			Turkey		0.55%
Investment Company Act of 1940) or an affiliate as defined by the Investment				Poland		0.54%
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding				Mexico		0.40%
voting shares of the security). Please see affiliated sub-schedule for				Colombia		0.36%
transactional information.				Other Assets and Liabilities		(0.15)%
(d) Current yield shown is as of period end.				TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2018			Purchases	Sales	November 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.08%	$17,494	$		109,761	$117,173	$10,082
	$17,494	$		109,761	$117,173	$10,082

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income			on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.08%	$78	$		— $	— $	—
	$78	$		— $	— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.25%		Shares Held Value (000's)		PREFERRED STOCKS (continued)			Shares Held Value (000’s)
Money Market Funds - 0.25%				Electric (continued)
Principal Government Money Market Fund		12,710,236	$12,710	Entergy Louisiana LLC		4.88%, 09/01/2066	25,000	$540
2.08%(a),(b)				Entergy Louisiana LLC		5.25%, 07/01/2052	230,991	5,433
TOTAL INVESTMENT COMPANIES			$12,710	Entergy New Orleans LLC		5.00%, 12/01/2052	3,299	77
CONVERTIBLE PREFERRED STOCKS				Entergy New Orleans LLC		5.50%, 04/01/2066	46,851	1,181
- 1.45%		Shares Held Value (000's)		Entergy Texas Inc		5.63%, 06/01/2064	15,618	392
Banks - 1.45%				Georgia Power Co		5.00%, 10/01/2077	275,000	5,775
Wells Fargo & Co	7.50% (c)	58,173	$73,516	Integrys Holding Inc 6.00%, 08/01/2073			57,600	1,435
TOTAL CONVERTIBLE PREFERRED STOCKS			$73,516	3 Month USD LIBOR + 3.22%
PREFERRED STOCKS - 22.24%		Shares Held Value (000's)		Interstate Power & Light Co		5.10%, 01/07/2019	501,100	12,387
Banks - 5.71%				(c)
AgriBank FCB	6.88%, 01/01/2024 (c)	61,700	6,509	NextEra Energy Capital Holdings Inc		5.00%,	491,093	10,450
3 Month USD LIBOR + 4.23%				01/15/2073
Bank of New York Mellon Corp/The 5.20%,		136,336	3,085	NextEra Energy Capital Holdings Inc		5.13%,	662,215	14,483
03/20/2019 (c)				11/15/2072
BB&T Corp 5.63%, 06/01/2021 (c)		141,800	3,460	SCE Trust VI 5.00%, 06/26/2022 (c)			296,329	5,503
Citigroup Inc	6.88%, 02/12/2019 (c)	9,618	242	Southern Co/The		5.25%, 10/01/2076	111,000	2,394
Citigroup Inc	6.88%, 11/15/2023 (c)	493,542	12,857	Southern Co/The		5.25%, 12/01/2077	555,000	11,894
3 Month USD LIBOR + 4.13%								$136,994
Cullen/Frost Bankers Inc 5.38%, 03/15/2019 (c)		241,889	5,793	Food - 0.49%
Goldman Sachs Group Inc/The	5.50%,	774,944	18,692	Dairy Farmers of America Inc		7.88%,	12,000	1,200
05/10/2023 (c)				01/07/2019 (c)	,(d)
3 Month USD LIBOR + 3.64%				Dairy Farmers of America Inc		7.88%,	232,500	23,852
HSBC Holdings PLC 6.20%, 01/07/2019 (c)		197,856	5,028	12/01/2025 (c)	,(d)
Huntington Bancshares Inc/OH	5.88%,	325,787	8,089					$25,052
10/15/2021 (c)				Hand & Machine Tools - 0.55%
Huntington Bancshares Inc/OH	6.25%,	1,050,000	26,555	Stanley Black & Decker Inc		5.75%, 07/25/2052	1,134,498	27,704
04/15/2021 (c)				Insurance - 4.19%
ING Groep NV	6.13%, 01/15/2019 (c)	17,631	443	Allstate Corp/The		5.10%, 01/15/2053	540,300	13,275
ING Groep NV	6.38%, 03/15/2019 (c)	718,548	18,014	3 Month USD LIBOR + 3.17%
KeyCorp 6.13%, 12/15/2026 (c)		780,000	19,601	Allstate Corp/The		6.25%, 10/15/2019 (c)	181,500	4,601
3 Month USD LIBOR + 3.89%				Allstate Corp/The		6.63%, 04/15/2019 (c)	380,000	9,629
M&T Bank Corp	6.38%, 01/07/2019 (c)	17,852	17,861	American Financial Group Inc/OH 6.25%,			250,786	6,403
M&T Bank Corp	6.38%, 01/07/2019 (c)	11,380	11,386	09/30/2054
Morgan Stanley	5.85%, 04/15/2027 (c)	341,505	8,425	Arch Capital Group Ltd		5.25%, 09/29/2021 (c)	283,500	5,988
3 Month USD LIBOR + 3.49%				Arch Capital Group Ltd		5.45%, 08/17/2022 (c)	54,104	1,174
Morgan Stanley	7.13%, 10/15/2023 (c)	126,282	3,397	Axis Capital Holdings Ltd		5.50%, 11/07/2021 (c)	10,287	227
3 Month USD LIBOR + 4.32%				Axis Capital Holdings Ltd		5.50%, 01/07/2019 (c)	154,159	3,399
PNC Financial Services Group Inc/The 6.13%,		1,726,752	44,965	Hartford Financial Services Group Inc/The			1,044,739	28,678
05/01/2022 (c)				7.88%, 04/15/2042
3 Month USD LIBOR + 4.07%				3 Month USD LIBOR + 5.60%
State Street Corp	5.25%, 01/07/2019 (c)	1,421,238	32,006	Prudential PLC 6.75%, 01/07/2019 (c)			38,982	999
State Street Corp	5.90%, 03/15/2024 (c)	241,300	6,141	Reinsurance Group of America Inc 6.20%,			577,300	14,623
3 Month USD LIBOR + 3.11%				09/15/2042
State Street Corp	6.00%, 12/15/2019 (c)	349,700	8,690	3 Month USD LIBOR + 4.37%
US Bancorp 6.50%, 01/15/2022 (c)		197,845	5,213	RenaissanceRe Holdings Ltd		5.38%, 01/07/2019	550,975	12,094
3 Month USD LIBOR + 4.47%				(c)
Valley National Bancorp	6.25%, 06/30/2025 (c)	174,760	4,357	RenaissanceRe Holdings Ltd		6.08%, 01/07/2019	168,647	4,184
3 Month USD LIBOR + 3.85%				(c)
Webster Financial Corp 5.25%, 12/15/2022 (c)		194,856	4,199	WR Berkley Corp		5.63%, 04/30/2053	1,262,728	28,020
Wells Fargo & Co	5.63%, 06/15/2022 (c)	195,171	4,715	WR Berkley Corp		5.75%, 06/01/2056	65,882	1,479
Wells Fargo & Co	5.85%, 09/15/2023 (c)	125,027	3,103	XLIT Ltd 5.56%, 12/27/2018 (c)			76,419	76,992
3 Month USD LIBOR + 3.09%				3 Month USD LIBOR + 3.12%
Wells Fargo & Co	6.63%, 03/15/2024 (c)	236,676	6,180					$211,765
3 Month USD LIBOR + 3.69%				REITs - 3.13%
			$289,006	Boston Properties Inc 5.25%, 01/07/2019 (c)			7,284	161
Diversified Financial Services - 0.29%				Digital Realty Trust Inc		5.88%, 01/07/2019 (c)	97,818	2,372
Capital One Financial Corp 6.00%, 01/07/2019		454,429	11,188	Digital Realty Trust Inc		6.35%, 08/24/2020 (c)	205,498	5,470
(c)				Digital Realty Trust Inc		7.38%, 03/26/2019 (c)	228,111	5,815
Charles Schwab Corp/The 6.00%, 12/01/2020 (c)		143,663	3,626	Federal Realty Investment Trust 5.00%,			49,250	1,024
			$14,814	09/29/2022	(c)
Electric - 2.71%				Kimco Realty Corp		5.25%, 12/20/2022 (c)	397,387	7,848
Alabama Power Co 5.00%, 10/01/2022 (c)		572,000	14,043	Kimco Realty Corp		5.50%, 01/07/2019 (c)	591,922	12,270
Dominion Energy Inc 5.25%, 07/30/2076		897,421	19,510	Kimco Realty Corp		5.63%, 01/07/2019 (c)	7,000	150
DTE Energy Co	5.25%, 12/01/2077	320,602	6,845	Kimco Realty Corp		6.00%, 01/07/2019 (c)	273,690	6,495
DTE Energy Co	5.25%, 12/01/2062	312,400	7,282	National Retail Properties Inc		5.20%, 10/11/2021	121,500	2,585
DTE Energy Co	5.38%, 06/01/2076	13,111	289	(c)
Duke Energy Corp	5.13%, 01/15/2073	360,235	8,174	National Retail Properties Inc		5.70%,	2,000	46
Entergy Arkansas LLC	4.90%, 12/01/2052	241,096	5,417	01/07/2019	(c)
Entergy Louisiana LLC	4.70%, 06/01/2063	165,100	3,490	Prologis Inc 8.54%, 11/13/2026 (c)			167,700	10,104

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2018 (unaudited)

PREFERRED STOCKS (continued)		Shares Held	Value (000’s)		Principal
REITs (continued)				BONDS (continued)	Amount (000’s)	Value (000’s)
PS Business Parks Inc 5.20%, 12/07/2022 (c)		3,332	$69	Banks (continued)
PS Business Parks Inc 5.25%, 09/21/2022 (c)		57,755	1,208	Bank of America Corp
PS Business Parks Inc 5.70%, 01/07/2019 (c)		377,419	8,715	6.25%, 12/31/2049(c),(f)	$1,004	$1,027
PS Business Parks Inc 5.75%, 01/07/2019 (c)		534,494	12,379	3 Month USD LIBOR + 3.71%
Public Storage 4.90%, 10/14/2021 (c)		16,000	332	6.30%, 12/31/2049(c),(f)	44,030	45,901
Public Storage 4.95%, 07/20/2021 (c)		4,000	84	3 Month USD LIBOR + 4.55%
Public Storage 5.05%, 08/09/2022 (c)		186,105	4,066	6.50%, 12/31/2049(c),(f)	71,285	74,493
Public Storage 5.15%, 06/02/2022 (c)		2,000	43	3 Month USD LIBOR + 4.17%
Public Storage 5.20%, 01/07/2019 (c)		70,407	1,547	8.05%, 06/15/2027	6,312	7,511
Public Storage 5.88%, 12/02/2019 (c)		237,401	5,949	Bank of New York Mellon Corp/The
Public Storage 6.00%, 06/04/2019 (c)		575,214	14,495	4.62%, 12/31/2049(c),(f)	36,577	34,199
Public Storage 6.38%, 03/17/2019 (c)		130,981	3,314	3 Month USD LIBOR + 3.13%
Senior Housing Properties Trust 5.63%,		112,466	2,264	4.95%, 12/31/2049(c),(f)	75,100	75,318
08/01/2042				3 Month USD LIBOR + 3.42%
Senior Housing Properties Trust 6.25%,		149,900	3,568	Barclays Bank PLC
02/01/2046				7.63%, 11/21/2022	8,000	8,390
SITE Centers Corp 6.25%, 01/07/2019 (c)		18,610	407	Barclays PLC
SITE Centers Corp 6.38%, 06/05/2022 (c)		449,845	10,216	6.63%, 12/31/2049(c),(f)	14,178	13,824
Ventas Realty LP / Ventas Capital Corp 5.45%,		198,708	4,668	USD Swap Semi-Annual 5 Year + 5.02%
03/15/2043				7.75%, 12/31/2049(c),(f)	16,400	15,266
Vornado Realty Trust 5.25%, 12/13/2022 (c)		390,261	8,051	USD Swap Semi-Annual 5 Year + 4.84%
Vornado Realty Trust 5.40%, 01/07/2019 (c)		192,362	4,190	7.88%, 12/31/2049(c),(f)	3,000	2,985
Vornado Realty Trust 5.70%, 01/07/2019 (c)		827,575	18,513	USD Swap Semi-Annual 5 Year + 6.77%
			$158,418	BNP Paribas SA
Savings & Loans - 0.07%				7.00%, 12/31/2049(c),(d),(f)	2,500	2,409
People's United Financial Inc	5.63%, 12/15/2026	94,067	2,254	USD Swap Semi-Annual 5 Year + 3.98%
(c)				7.19%, 06/29/2049(c),(f)	13,400	13,949
3 Month USD LIBOR + 4.02%				3 Month USD LIBOR + 1.29%
Sterling Bancorp/DE 6.50%, 10/15/2022 (c)		59,241	1,534	7.20%, 06/29/2049(c),(d),(f)	32,600	33,937
			$3,788	3 Month USD LIBOR + 1.29%
Sovereign - 1.29%				7.37%, 12/31/2049(c),(d),(f)	100	100
CoBank ACB 6.13%, 04/01/2019 (c)		8,000	800	USD Swap Semi-Annual 5 Year + 5.15%
CoBank ACB 6.20%, 01/01/2025 (c)		65,000	6,792	7.37%, 12/31/2049(c),(f)	8,000	7,990
3 Month USD LIBOR + 3.74%				USD Swap Semi-Annual 5 Year + 5.15%
CoBank ACB 6.25%, 10/01/2022 (c)		296,500	30,539	7.63%, 12/31/2049(c),(d),(f)	26,600	27,265
3 Month USD LIBOR + 4.56%				USD Swap Semi-Annual 5 Year + 6.31%
Farm Credit Bank of Texas 6.75%, 09/15/2023		258,000	27,026	7.63%, 12/31/2049(c),(f)	20,000	20,500
(c),(d)				USD Swap Semi-Annual 5 Year + 6.31%
3 Month USD LIBOR + 4.01%				Citigroup Capital III
			$65,157	7.63%, 12/01/2036	2,700	3,378
Telecommunications - 3.81%				Citigroup Inc
Centaur Funding Corp 0.00%, 04/21/2020 (d),(e)		26,500	24,513	5.95%, 12/29/2049(c),(f)	24,100	23,671
Centaur Funding Corp 9.08%, 04/21/2020 (a),(d)		100,666	107,486	3 Month USD LIBOR + 4.07%
Qwest Corp 6.13%, 06/01/2053		128,120	2,524	5.95%, 12/31/2049(c),(f)	9,000	9,045
Telephone & Data Systems Inc 6.63%,		196,764	4,592	3 Month USD LIBOR + 4.10%
03/31/2045				5.95%, 12/31/2049(c),(f)	12,457	11,959
Telephone & Data Systems Inc 7.00%,		1,171,177	28,542	3 Month USD LIBOR + 3.91%
03/15/2060				6.13%, 12/31/2049(c),(f)	47,300	48,009
United States Cellular Corp	6.95%, 05/15/2060	72,489	1,756	3 Month USD LIBOR + 4.48%
Verizon Communications Inc	5.90%, 02/15/2054	935,197	23,389	6.25%, 12/31/2049(c),(f)	86,582	87,231
			$192,802	3 Month USD LIBOR + 4.52%
TOTAL PREFERRED STOCKS			$1,125,500	Citizens Financial Group Inc
		Principal		5.50%, 12/31/2049(c),(f)	7,500	7,453
BONDS- 74.99%	)	Amount (000's)	Value (000's	3 Month USD LIBOR + 3.96%
				6.38%, 12/31/2049(c),(f)	1,400	1,362
Automobile Manufacturers - 0.21%				3 Month USD LIBOR + 3.16%
General Motors Financial Co Inc				Cooperatieve Rabobank UA
5.75%, 12/31/2049(c),(f)		$12,700	$10,565	11.00%, 12/29/2049(c),(d),(f)	5,647	5,873
3 Month USD LIBOR + 3.60%				3 Month USD LIBOR + 10.87%
Banks- 42.75%				Corestates Capital III
Australia & New Zealand Banking Group Ltd/				3.19%, 02/15/2027(d)	9,721	8,652
United Kingdom				3 Month USD LIBOR + 0.57%
6.75%, 12/31/2049(c),(d),(f)		5,000	4,987	Credit Agricole SA
USD Swap Rate NY 5 Year + 5.17%				7.88%, 12/31/2049(c),(d),(f)	8,000	8,070
6.75%, 12/31/2049(c),(f)		2,700	2,693	USD Swap Semi-Annual 5 Year + 4.90%
USD Swap Rate NY 5 Year + 5.17%				8.38%, 12/31/2049(c),(d),(f)	42,909	44,244
Banco Bilbao Vizcaya Argentaria SA				3 Month USD LIBOR + 6.98%
6.13%, 12/31/2049(c),(f)		5,000	4,200	8.38%, 12/31/2049(c),(f)	4,200	4,331
USD Swap Semi-Annual 5 Year + 3.87%				3 Month USD LIBOR + 6.98%

See accompanying notes.

		Schedule of Investments
Preferred Securities Fund
November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s)	Value (000’s)	BONDS (continued)	Amount (000’s)	Value (000’s)
Banks (continued)			Banks (continued)
Credit Suisse AG			Lloyds Banking Group PLC (continued)
6.50%, 08/08/2023(d)	$29,754	$31,166	7.50%, 12/31/2049(c),(f)	$47,496	$44,992
6.50%, 08/08/2023	6,000	6,285	USD Swap Semi-Annual 5 Year + 4.76%
Credit Suisse Group AG			M&T Bank Corp
6.25%, 12/31/2049(c),(d),(f)	9,100	8,652	5.12%, 12/31/2049(c),(f)	12,500	12,234
USD Swap Semi-Annual 5 Year + 3.46%			3 Month USD LIBOR + 3.52%
6.25%, 12/31/2049(c),(f)	1,475	1,402	6.45%, 12/31/2049(c),(f)	6,615	6,929
USD Swap Semi-Annual 5 Year + 3.46%			3 Month USD LIBOR + 3.61%
7.50%, 12/31/2049(c),(f)	3,000	3,053	Morgan Stanley
USD Swap Semi-Annual 5 Year + 4.60%			5.55%, 12/31/2049(c),(f)	8,500	8,574
7.50%, 12/31/2049(c),(d),(f)	72,040	73,301	3 Month USD LIBOR + 3.81%
USD Swap Semi-Annual 5 Year + 4.60%			Nordea Bank Abp
Danske Bank A/S			6.13%, 12/31/2049(c),(d),(f)	42,131	39,866
6.13%, 12/31/2049(c),(f)	2,500	2,182	USD Swap Semi-Annual 5 Year + 3.39%
USD Swap Semi-Annual 7 Year + 3.90%			6.13%, 12/31/2049(c),(f)	1,800	1,703
Dresdner Funding Trust I			USD Swap Semi-Annual 5 Year + 3.39%
8.15%, 06/30/2031(d)	2,000	2,445	Northern Trust Corp
8.15%, 06/30/2031	17,082	20,882	4.60%, 12/31/2049(c),(f)	4,400	4,140
First Maryland Capital I			3 Month USD LIBOR + 3.20%
3.44%, 01/15/2027	2,000	1,850	NTC Capital I
3 Month USD LIBOR + 1.00%			2.96%, 01/15/2027	3,000	2,730
First Union Capital II			3 Month USD LIBOR + 0.52%
7.95%, 11/15/2029	3,700	4,573	PNC Financial Services Group Inc/The
Goldman Sachs Group Inc/The			6.75%, 07/29/2049(c),(f)	37,635	39,423
5.70%, 12/31/2049(c),(f)	39,795	39,791	3 Month USD LIBOR + 3.68%
3 Month USD LIBOR + 3.88%			RBS Capital Trust II
HSBC Capital Funding Dollar 1 LP			6.43%, 12/29/2049(c),(f)	2,750	3,276
10.18%, 12/29/2049(c),(f)	15,200	21,945	3 Month USD LIBOR + 1.94%
3 Month USD LIBOR + 4.98%			Royal Bank of Scotland Group PLC
10.18%, 12/29/2049(c),(d),(f)	41,800	60,349	4.71%, 03/29/2049(c)	1,900	1,729
3 Month USD LIBOR + 4.98%			3 Month USD LIBOR + 2.32%
HSBC Holdings PLC			7.50%, 12/31/2049(c),(f)	45,281	44,828
6.00%, 12/31/2049(c),(f)	20,100	18,291	USD Swap Semi-Annual 5 Year + 5.80%
USD Swap Rate NY 5 Year + 3.75%			7.65%, 08/29/2049(c),(f)	28,946	35,929
6.50%, 12/31/2049(c),(f)	10,900	10,008	3 Month USD LIBOR + 2.50%
USD Swap Rate NY 5 Year + 3.61%			8.00%, 12/31/2049(c),(f)	6,825	6,723
6.87%, 12/31/2049(c),(f)	39,600	40,540	USD Swap Semi-Annual 5 Year + 5.72%
USD Swap Rate NY 5 Year + 5.51%			8.62%, 12/29/2049(c),(f)	8,000	8,240
ING Groep NV			USD Swap Semi-Annual 5 Year + 7.60%
6.50%, 12/31/2049(c),(f)	35,300	33,143	Skandinaviska Enskilda Banken AB
USD Swap Semi-Annual 5 Year + 4.45%			5.63%, 12/31/2049(c),(f)	5,000	4,775
JPMorgan Chase & Co			USD Swap Semi-Annual 5 Year + 3.49%
5.30%, 12/31/2049(c),(f)	12,000	12,061	5.75%, 12/31/2049(c),(f)	8,100	7,958
3 Month USD LIBOR + 3.80%			USD Swap Semi-Annual 5 Year + 3.85%
5.99%, 04/29/2049(c)	47,080	47,257	Societe Generale SA
3 Month USD LIBOR + 3.47%			6.75%, 12/31/2049(c),(d),(f)	6,150	5,297
6.10%, 12/31/2049(c),(f)	13,500	13,669	USD Swap Semi-Annual 5 Year + 3.93%
3 Month USD LIBOR + 3.33%			6.75%, 12/31/2049(c),(f)	8,300	7,149
6.13%, 12/31/2049(c),(f)	9,706	9,864	USD Swap Semi-Annual 5 Year + 3.93%
3 Month USD LIBOR + 3.33%			7.38%, 12/31/2049(c),(d),(f)	3,900	3,685
6.75%, 12/31/2049(c),(f)	137,707	145,660	USD Swap Semi-Annual 5 Year + 4.30%
3 Month USD LIBOR + 3.78%			7.88%, 12/31/2049(c),(f)	14,000	13,895
KeyCorp			USD Swap Semi-Annual 5 Year + 4.98%
5.00%, 12/31/2049(c),(f)	20,101	18,495	8.00%, 12/31/2049(c),(d),(f)	16,800	16,842
3 Month USD LIBOR + 3.61%			USD Swap Rate NY 5 Year + 5.87%
KeyCorp Capital III			Standard Chartered PLC
7.75%, 07/15/2029	3,500	4,281	7.01%, 07/29/2049(c),(d),(f)	41,500	42,019
Lloyds Bank PLC			3 Month USD LIBOR + 1.46%
12.00%, 12/29/2049(c),(f)	42,889	50,499	7.01%, 07/29/2049(c),(f)	25,600	25,920
3 Month USD LIBOR + 11.76%			3 Month USD LIBOR + 1.46%
12.00%, 12/29/2049(c),(d),(f)	24,750	29,142	7.50%, 12/31/2049(c),(d),(f)	17,700	17,722
3 Month USD LIBOR + 11.76%			USD Swap Semi-Annual 5 Year + 6.30%
Lloyds Banking Group PLC			7.75%, 12/31/2049(c),(d),(f)	11,000	10,890
6.41%, 01/29/2049(c),(d),(f)	32,174	31,611	USD Swap Semi-Annual 5 Year + 5.72%
3 Month USD LIBOR + 1.50%			State Street Corp
6.66%, 01/29/2049(c),(d),(f)	61,185	60,764	5.63%, 12/31/2049(c),(f)	4,200	4,127
3 Month USD LIBOR + 1.27%			3 Month USD LIBOR + 2.54%

See accompanying notes.

     Schedule of Investments Preferred Securities Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued))	Amount (000’s)	Value (000’s	BONDS (continued)	Amount (000’s)	Value (000’s)
Banks (continued)			Electric (continued)
SunTrust Banks Inc			Southern Co/The
5.63%, 12/31/2049(c),(f)	$4,400	$4,405	5.50%, 03/15/2057(f)	$6,500	$6,451
3 Month USD LIBOR + 3.86%			3 Month USD LIBOR + 3.63%
SunTrust Capital I					$148,162
3.29%, 05/15/2027	10,900	9,701	Food- 0.17%
3 Month USD LIBOR + 0.67%			Dairy Farmers of America Inc
Svenska Handelsbanken AB			7.13%, 12/31/2049(c),(d)	8,700	8,482
5.25%, 12/31/2049(c),(f)	42,000	40,795	Gas- 0.34%
USD Swap Semi-Annual 5 Year + 3.34%			NiSource Inc
Swedbank AB			5.65%, 12/31/2049(c),(d),(f)	17,900	17,117
6.00%, 12/31/2049(c),(f)	5,200	4,993	US Treasury Yield Curve Rate T Note
USD Swap Semi-Annual 5 Year + 4.11%			Constant Maturity 5 Year + 2.84%
UBS Group Funding Switzerland AG			Hand & Machine Tools - 0.24%
6.87%, 12/31/2049(c),(f)	12,078	12,153	Stanley Black & Decker Inc
USD Swap Rate NY 5 Year + 5.50%			5.75%, 12/15/2053(f)	12,250	12,189
6.88%, 12/31/2049(c),(f)	11,933	11,559	3 Month USD LIBOR + 4.30%
USD Swap Semi-Annual 5 Year + 4.59%
7.00%, 12/31/2049(c),(f)	20,700	21,269	Insurance - 23.05%
USD Swap Semi-Annual 5 Year + 4.87%			ACE Capital Trust II
7.13%, 12/31/2049(c),(f)	1,757	1,770	9.70%, 04/01/2030	14,970	20,211
USD Swap Semi-Annual 5 Year + 5.46%			AG Insurance SA
UniCredit SpA			6.75%, 03/29/2049(c),(f)	28,200	28,215
8.00%, 12/31/2049(c),(f)	12,700	10,922	USD Swap Semi-Annual 6 Year + 5.43%
USD Swap Semi-Annual 5 Year + 5.18%			AIG Life Holdings Inc
US Bancorp			8.50%, 07/01/2030	31,200	36,192
5.12%, 12/31/2049(c),(f)	21,400	21,665	Allstate Corp/The
3 Month USD LIBOR + 3.49%			5.75%, 08/15/2053(f)	2,654	2,624
USB Realty Corp			3 Month USD LIBOR + 2.94%
3.58%, 12/29/2049(c),(d)	1,500	1,331	6.50%, 05/15/2067(f)	11,905	12,447
3 Month USD LIBOR + 1.15%			3 Month USD LIBOR + 2.12%
Wells Fargo & Co			American International Group Inc
5.87%, 12/31/2049(c),(f)	50,300	51,232	5.75%, 04/01/2048(f)	19,500	17,550
3 Month USD LIBOR + 3.99%			3 Month USD LIBOR + 2.87%
6.10%, 12/31/2049(c)	86,100	86,315	8.18%, 05/15/2068(f)	7,500	8,925
3 Month USD LIBOR + 3.77%			3 Month USD LIBOR + 4.20%
		$2,163,088	Aon Corp
			8.21%, 01/01/2027	4,500	5,265
Diversified Financial Services - 1.45%			Aquarius & Investments Plc for Swiss
Capital One Financial Corp			Reinsurance Co Ltd
5.55%, 12/31/2049(c),(f)	19,625	19,674	6.37%, 09/01/2024(f)	14,600	14,721
3 Month USD LIBOR + 3.80%			USD Swap Semi-Annual 5 Year + 5.21%
Charles Schwab Corp/The			Argentum Netherlands BV for Swiss Re Ltd
7.00%, 02/28/2049(c),(f)	28,358	30,485	5.63%, 08/15/2052(f)	19,600	18,777
3 Month USD LIBOR + 4.82%			3 Month USD LIBOR + 3.78%
Depository Trust & Clearing Corp/The			5.75%, 08/15/2050(f)	19,400	18,936
4.88%, 12/31/2049(c),(d),(f)	1,850	1,857	3 Month USD LIBOR + 3.59%
3 Month USD LIBOR + 3.17%			AXA SA
National Rural Utilities Cooperative Finance Corp			6.38%, 12/29/2049(c),(d),(f)	27,793	27,932
5.25%, 04/20/2046(f)	21,300	21,380	3 Month USD LIBOR + 2.26%
3 Month USD LIBOR + 3.63%			8.60%, 12/15/2030	13,565	17,058
		$73,396	Catlin Insurance Co Ltd
Electric - 2.93%			5.42%, 07/29/2049(c),(d)	46,336	44,193
Emera Inc			3 Month USD LIBOR + 2.98%
6.75%, 06/15/2076(f)	50,095	51,122	Dai-ichi Life Insurance Co Ltd/The
3 Month USD LIBOR + 5.44%			7.25%, 12/29/2049(c),(d),(f)	13,250	14,161
Enel SpA			3 Month USD LIBOR + 4.56%
8.75%, 09/24/2073(d),(f)	43,300	45,465	Everest Reinsurance Holdings Inc
USD Swap Semi-Annual 5 Year + 5.88%			5.00%, 05/01/2067	27,820	26,429
NextEra Energy Capital Holdings Inc			3 Month USD LIBOR + 2.39%
4.46%, 10/01/2066	23,474	20,551	Great-West Life & Annuity Insurance Capital LP
3 Month USD LIBOR + 2.07%			6.63%, 11/15/2034(d)	7,000	7,683
4.46%, 06/15/2067	8,920	7,649	Hartford Financial Services Group Inc/The
3 Month USD LIBOR + 2.13%			4.74%, 02/12/2067(d)	10,885	9,116
4.80%, 12/01/2077(f)	3,100	2,702	3 Month USD LIBOR + 2.13%
3 Month USD LIBOR + 2.41%			Legal & General Group PLC
PPL Capital Funding Inc			5.25%, 03/21/2047(f)	45,554	40,999
5.05%, 03/30/2067	15,375	14,222	USD Swap Semi-Annual 5 Year + 3.69%
3 Month USD LIBOR + 2.67%

See accompanying notes.

     Schedule of Investments Preferred Securities Fund November 30, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Mining - 0.52%
Liberty Mutual Group Inc			BHP Billiton Finance USA Ltd
5.24%, 03/07/2067(d)	$12,738	$11,974	6.75%, 10/19/2075(d),(f)	$25,042	$26,545
3 Month USD LIBOR + 2.91%			USD Swap Semi-Annual 5 Year + 5.09%
7.80%, 03/07/2087(d)	71,940	80,573	Pipelines - 1.54%
3 Month USD LIBOR + 3.58%			Enbridge Inc
Liberty Mutual Insurance Co			6.25%, 03/01/2078(f)	13,298	11,803
7.70%, 10/15/2097(d)	20,025	25,937	3 Month USD LIBOR + 3.64%
Lincoln National Corp			Enterprise Products Operating LLC
4.51%, 04/20/2067	60,769	50,134	5.25%, 08/16/2077(f)	40,800	34,705
3 Month USD LIBOR + 2.04%			3 Month USD LIBOR + 3.03%
5.00%, 05/17/2066	13,109	11,103	5.38%, 02/15/2078(f)	5,000	4,292
3 Month USD LIBOR + 2.36%			3 Month USD LIBOR + 2.57%
Meiji Yasuda Life Insurance Co			TransCanada PipeLines Ltd
5.10%, 04/26/2048(d),(f)	13,800	13,610	4.83%, 05/15/2067	8,461	7,171
USD Swap Rate NY 5 Year + 3.15%			3 Month USD LIBOR + 2.21%
5.20%, 10/20/2045(d),(f)	10,000	9,975	Transcanada Trust
USD Swap Semi-Annual 5 Year + 4.23%			5.63%, 05/20/2075(f)	3,800	3,536
MetLife Capital Trust IV			3 Month USD LIBOR + 3.53%
7.88%, 12/15/2067(d)	19,020	22,339	5.87%, 08/15/2076(f)	17,300	16,348
MetLife Inc			3 Month USD LIBOR + 4.64%
6.40%, 12/15/2066	10,770	10,878			$77,855
3 Month USD LIBOR + 2.21%			Sovereign - 0.39%
9.25%, 04/08/2068(d)	48,075	62,377	CoBank ACB
3 Month USD LIBOR + 5.54%			6.25%, 12/31/2049(c),(f)	16,400	16,974
10.75%, 08/01/2069	50,223	74,832	3 Month USD LIBOR + 4.66%
Mitsui Sumitomo Insurance Co Ltd			Farm Credit Bank of Texas
7.00%, 03/15/2072(d),(f)	10,700	11,449	6.20%, 12/31/2049(c),(d),(f)	3,000	2,955
3 Month USD LIBOR + 5.90%			3 Month USD LIBOR + 3.22%
MMI Capital Trust I					$19,929
7.63%, 12/15/2027	1,073	1,247	Telecommunications - 0.59%
Nationwide Financial Services Inc			Koninklijke KPN NV
6.75%, 05/15/2087	79,015	81,781	7.00%, 03/28/2073(d),(f)	13,126	13,425
Nippon Life Insurance Co			USD Swap Semi-Annual 10 Year + 5.33%
4.70%, 01/20/2046(d),(f)	5,000	4,875	7.00%, 03/28/2073(f)	16,000	16,364
USD Swap Rate NY 5 Year + 3.75%			USD Swap Semi-Annual 10 Year + 5.33%
5.10%, 10/16/2044(d),(f)	27,300	27,368			$29,789
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The			Transportation - 0.81%
5.38%, 12/31/2049(c),(f)	6,750	6,581	BNSF Funding Trust I
3 Month USD LIBOR + 2.54%			6.61%, 12/15/2055(f)	38,509	41,205
Provident Financing Trust I			3 Month USD LIBOR + 2.35%
7.41%, 03/15/2038	30,750	32,288	TOTAL BONDS		$3,794,410
Prudential Financial Inc			TOTAL PURCHASED OPTIONS - 0.01%		$320
5.63%, 06/15/2043(f)	65,265	65,510	Total Investments		$5,006,456
3 Month USD LIBOR + 3.92%			Other Assets and Liabilities - 1.06%		53,507
5.88%, 09/15/2042(f)	20,401	20,898	TOTAL NET ASSETS - 100.00%		$5,059,963
3 Month USD LIBOR + 4.18%
Reinsurance Group of America Inc			(a)	Affiliated Security. Security is either an affiliate (and registered under the
5.00%, 12/15/2065	25,323	24,817		Investment Company Act of 1940) or an affiliate as defined by the Investment
3 Month USD LIBOR + 2.67%				Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Sompo Japan Nipponkoa Insurance Inc				voting shares of the security). Please see affiliated sub-schedule for
5.33%, 03/28/2073(d),(f)	60,300	61,355	transactional information.
3 Month USD LIBOR + 4.27%			(b) Current yield shown is as of period end.
Sumitomo Life Insurance Co			(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
6.50%, 09/20/2073(d),(f)	15,500	16,566		but they may be called by the issuer at an earlier date. Rate shown is as of
3 Month USD LIBOR + 4.44%			period end.
Voya Financial Inc			(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.65%, 05/15/2053(f)	45,326	43,626		1933. These securities may be resold in transactions exempt from registration,
3 Month USD LIBOR + 3.58%				normally to qualified institutional buyers. At the end of the period, the value of
6.13%, 12/31/2049(c),(f)	9,250	9,054		these securities totaled $1,322,025 or 26.13% of net assets.
US Treasury Yield Curve Rate T Note			(e) Non-income producing security
Constant Maturity 5 Year + 3.36%			(f)	Rate shown is as of period end. The rate may be a variable or floating rate or
XLIT Ltd				a fixed rate which may convert to a variable or floating rate in the future.
4.89%, 12/31/2049(c)	14,350	13,507
3 Month USD LIBOR + 2.46%
		$1,166,088

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		82.09%
Utilities		5.98%
Communications		4.40%
Government		1.68%
Industrial		1.60%
Energy		1.54%
Consumer, Non-cyclical		0.66%
Basic Materials		0.52%
Investment Companies		0.25%
Consumer, Cyclical		0.21%
Purchased Options		0.01%
Other Assets and Liabilities		1.06%
TOTAL NET ASSETS		100.00%

Affiliated Securities		August 31, 2018	Purchases		Sales		November 30, 2018
		Value		Cost	Proceeds					Value
Centaur Funding Corp 9.08%, 04/21/2020		$111,136 $		— $		— $				107,486
Principal Government Money Market Fund 2.08%		471		220,860$		208,621				12,710
		$111,607 $		220,860$		208,621 $				120,196

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions			Gain/Loss
Centaur Funding Corp 9.08%, 04/21/2020		$2,285 $		— $		— $				(3,650)
Principal Government Money Market Fund 2.08%		76		—		—				—
		$2,361 $		— $		— $				(3,650)
Amounts in thousands

Options

						Upfront				Unrealized
		Contracts/				Payments/		Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price	Expiration Date	(Premiums)		Fair Value		(Depreciation)
Call - US Long Bond Future;	N/A	500 $	500	$141.00	12/10/2018	$49		$110		$61
March 2019
Call - US Long Bond Future;	N/A	1,500 $	1,500	$142.00	12/10/2018	122		117		(5)
March 2019
Put - US Long Bond Future; March	N/A	1,500 $	1,500	$138.00	12/10/2018	120		93		(27)
2019
Total						$291		$320		$29
						Upfront				Unrealized
		Contracts/				Payments/		Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount	Exercise Price	Expiration Date		(Premiums)	Fair Value		(Depreciation)
Call - US Long Bond Future;	N/A	500 $	500	$139.00	12/10/2018	$(350	)$	(570	)$	(220)
March 2019
Call - US Long Bond Future;	N/A	1,150 $	1,150	$140.00	12/10/2018	(593)		(629)		(36)
March 2019
Put - US Long Bond Future; March	N/A	1,500 $	1,500	$140.00	12/10/2018	(1,030)		(961)		69
2019
Total						$(1,973	)$	(2,160	)$	(187)
Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US Long Bond; March 2019		Short	349		$48,827 $					32
Total					$					32

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments Real Estate Debt Income Fund November 30, 2018 (unaudited)

INVESTMENT COMPANIES - 5.64%	Shares Held Value (000's)			Principal
Money Market Funds - 5.64%			BONDS (continued)	Amount (000’s)	Value (000’s)
Principal Government Money Market Fund	7,743,886	$7,744	Commercial Mortgage Backed Securities (continued)
2.08%(a),(b)			CSAIL 2017-CX10 Commercial Mortgage Trust
TOTAL INVESTMENT COMPANIES		$7,744	0.86%, 11/15/2050(c),(d)	$17,641	$877
	Principal		Freddie Mac Multifamily Structured Pass
BONDS - 93.74%	Amount (000's) Value (000's)		Through Certificates
Commercial Mortgage Backed Securities - 93.74%			0.43%, 01/25/2028(c),(d)	49,951	1,288
Banc of America Commercial Mortgage Trust			1.07%, 08/25/2023(c),(d)	71,101	2,575
2008-1			1.26%, 01/25/2021(c),(d)	19,367	377
6.79%, 02/10/2051(c)	$86	$86	GS Mortgage Securities Trust 2010-C1
Banc of America Commercial Mortgage Trust			1.49%, 08/10/2043(c),(d),(e)	23,967	428
2016-UBS10			GS Mortgage Securities Trust 2011-GC3
2.15%, 07/15/2049(c),(d)	26,500	2,512	0.82%, 03/10/2044(c),(d),(e)	21,866	260
Banc of America Commercial Mortgage Trust			GS Mortgage Securities Trust 2013-GCJ14
2017-BNK3			4.91%, 08/10/2046(c),(e)	4,750	4,469
1.29%, 02/15/2050(c),(d)	24,237	1,639	GS Mortgage Securities Trust 2014-GC22
3.25%, 02/15/2050(e)	2,375	1,948	1.15%, 06/12/2047(c),(d)	17,572	674
BANK 2017-BNK4			4.85%, 06/10/2047(c)	3,225	3,201
3.36%, 05/15/2050(e)	2,500	2,060	GS Mortgage Securities Trust 2015-GC34
BANK 2017-BNK5			4.47%, 10/10/2048(c)	2,000	2,004
3.08%, 06/15/2060(c),(e)	3,000	2,394	GS Mortgage Securities Trust 2016-GS2
BENCHMARK 2018-B1 Mortgage Trust			3.76%, 05/10/2049(c)	2,500	2,427
2.75%, 01/15/2051(e)	1,000	753	JP Morgan Chase Commercial Mortgage
BENCHMARK 2018-B2 Mortgage Trust			Securities Trust 2010-C1
0.57%, 02/15/2051(c),(d)	46,865	1,338	5.95%, 06/15/2043(e)	1,500	1,508
1.50%, 02/15/2051(c),(d),(e)	5,181	564	JP Morgan Chase Commercial Mortgage
BENCHMARK 2018-B3 Mortgage Trust			Securities Trust 2011-C5
1.50%, 04/10/2051(c),(d),(e)	3,680	403	5.59%, 08/15/2046(c),(e)	1,200	1,232
3.06%, 04/10/2051(e)	2,000	1,617	JPMBB Commercial Mortgage Securities Trust
4.03%, 04/10/2051	2,000	2,019	2013-C15
BENCHMARK 2018-B4			5.37%, 11/15/2045(c),(e)	2,500	2,507
4.12%, 07/15/2051	2,500	2,537	JPMBB Commercial Mortgage Securities Trust
CFCRE Commercial Mortgage Trust 2011-C2			2014-C19
1.33%, 12/15/2047(c),(d),(e)	7,374	171	4.82%, 04/15/2047(c)	2,500	2,497
Citigroup Commercial Mortgage Trust			JPMBB Commercial Mortgage Securities Trust
2013-GC15			2014-C21
5.39%, 09/10/2046(c),(e)	2,010	2,000	1.18%, 08/15/2047(c),(d)	24,324	1,087
Citigroup Commercial Mortgage Trust 2016-C1			JPMBB Commercial Mortgage Securities Trust
2.08%, 05/10/2049(c),(d)	28,204	3,052	2014-C24
3.51%, 05/10/2049	2,500	2,404	4.04%, 11/15/2047(c),(e)	1,000	848
4.12%, 05/10/2049	2,500	2,458	4.12%, 11/15/2047(c)	2,500	2,463
Citigroup Commercial Mortgage Trust			JPMCC Commercial Mortgage Securities Trust
2016-GC36			2017-JP6
3.62%, 02/10/2049	5,000	4,942	4.75%, 07/15/2050(c),(e)	4,000	3,813
Citigroup Commercial Mortgage Trust 2017-C4			LB Commercial Mortgage Trust 2007-C3
4.10%, 10/12/2050(c)	3,000	2,917	6.09%, 07/15/2044(c)	353	358
COMM 2006-C8 Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
5.38%, 12/10/2046	34	35	Trust 2013-C9
COMM 2013-CCRE11 Mortgage Trust			3.71%, 05/15/2046(c)	1,670	1,646
1.27%, 08/10/2050(c),(d)	25,446	890	4.26%, 05/15/2046(c),(e)	4,000	3,718
COMM 2013-CCRE6 Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
1.20%, 03/10/2046(c),(d)	9,871	285	Trust 2014-C14
COMM 2014-CCRE17 Mortgage Trust			1.28%, 02/15/2047(c),(d)	19,598	619
4.96%, 05/10/2047(c),(e)	1,600	1,505	Morgan Stanley Bank of America Merrill Lynch
COMM 2014-UBS3 Mortgage Trust			Trust 2014-C15
4.94%, 06/10/2047(c)	1,000	985	1.19%, 04/15/2047(c),(d)	49,214	2,041
COMM 2014-UBS5 Mortgage Trust			5.06%, 04/15/2047(c)	1,000	1,011
3.50%, 09/10/2047(e)	1,000	833	Morgan Stanley Bank of America Merrill Lynch
COMM 2015-LC19 Mortgage Trust			Trust 2015-C20
2.87%, 02/10/2048(e)	1,000	841	4.16%, 02/15/2048	1,000	996
COMM 2015-LC23 Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
3.80%, 10/10/2048(c),(e)	2,000	1,835	Trust 2015-C25
4.80%, 10/10/2048(c)	1,000	990	1.27%, 10/15/2048(c),(d)	29,383	1,634
COMM 2018-COR3 Mortgage Trust			Morgan Stanley Bank of America Merrill Lynch
4.23%, 05/10/2051	5,000	5,083	Trust 2017-C33
4.71%, 05/10/2051(c)	3,115	3,049	1.60%, 05/15/2050(c),(d)	23,914	1,874
Credit Suisse Commercial Mortgage Trust Series			Morgan Stanley Capital I 2017-HR2
2007-C1			2.73%, 12/15/2050	1,900	1,492
5.42%, 02/15/2040	972	978	Morgan Stanley Capital I Trust 2016-UB11
			3.50%, 08/15/2049(c),(e)	2,554	2,222

See accompanying notes.

     Schedule of Investments Real Estate Debt Income Fund November 30, 2018 (unaudited)

	Principal			(a)		Affiliated Security. Security is either an affiliate (and registered under the
BONDS (continued)	Amount (000’s) Value (000’s)			Investment Company Act of 1940) or an affiliate as defined by the Investment
Commercial Mortgage Backed Securities (continued)				Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
Morgan Stanley Capital I Trust 2016-UBS9				voting shares of the security). Please see affiliated sub-schedule for
4.70%, 03/15/2049(c)	$500		$491	transactional information.
SG Commercial Mortgage Securities Trust				(b)	Current yield shown is as of period end.
2016-C5				(c)		Certain variable rate securities are not based on a published reference rate
2.16%, 10/10/2048(c),(d)	13,691		1,395	and spread but are determined by the issuer or agent and are based on current
UBS-Barclays Commercial Mortgage Trust				market conditions. These securities do not indicate a reference rate and
2012-C3				spread in their description. Rate shown is the rate in effect as of period end.
5.20%, 08/10/2049(c),(e)	1,162		1,172	(d)	Security is an Interest Only Strip.
UBS-Barclays Commercial Mortgage Trust				(e)		Security exempt from registration under Rule 144A of the Securities Act of
2012-C4				1933. These securities may be resold in transactions exempt from registration,
1.79%, 12/10/2045(c),(d),(e)	8,301		418	normally to qualified institutional buyers. At the end of the period, the value of
UBS-Barclays Commercial Mortgage Trust				these securities totaled $45,846 or 33.40% of net assets.
2013-C5
4.22%, 03/10/2046(c),(e)	2,280		2,230		Portfolio Summary (unaudited)
Wells Fargo Commercial Mortgage Trust				Sector		Percent
2015-LC22				Mortgage Securities		93.74%
1.02%, 09/15/2058(c),(d)	21,175		932	Investment Companies		5.64%
Wells Fargo Commercial Mortgage Trust				Other Assets and Liabilities		0.62%
2015-NXS1				TOTAL NET ASSETS		100.00%
4.24%, 05/15/2048(c)	3,180		2,942
Wells Fargo Commercial Mortgage Trust
2015-NXS3
4.64%, 09/15/2057(c)	3,000		2,918
Wells Fargo Commercial Mortgage Trust
2016-C34
2.33%, 06/15/2049(c),(d)	7,807		822
Wells Fargo Commercial Mortgage Trust
2016-NXS5
5.01%, 01/15/2059(c)	1,750		1,831
Wells Fargo Commercial Mortgage Trust
2018-C47
5.10%, 09/15/2061(c)	752		757
WFRBS Commercial Mortgage Trust 2013-C11
1.35%, 03/15/2045(c),(d),(e)	19,948		813
WFRBS Commercial Mortgage Trust 2013-C12
1.42%, 03/15/2048(c),(d),(e)	30,737		1,324
WFRBS Commercial Mortgage Trust 2013-C17
1.30%, 12/15/2046(c),(d)	30,588		1,406
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047(e)	2,500		1,960
			$128,680
TOTAL BONDS			$128,680
Total Investments			$136,424
Other Assets and Liabilities - 0.62%			854
TOTAL NET ASSETS - 100.00%			$137,278

Affiliated Securities	August 31, 2018			Purchases	Sales	November 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.08%	$4,395	$		65,354	$62,005	$7,744
	$4,395	$		65,354	$62,005	$7,744

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.08%	$29	$		— $	— $	—
	$29	$		— $	— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund November 30, 2018 (unaudited)

COMMON STOCKS - 98.80%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.39%			Insurance - 6.20%
MSA Safety Inc	318,696	$34,735	Arthur J Gallagher & Co	158,995	$12,254
Airlines - 3.26%			Assured Guaranty Ltd	1,214,546	49,578
Alaska Air Group Inc	667,865	48,928	Beazley PLC	2,700,545	19,281
Hawaiian Holdings Inc	807,675	32,420	Fidelity National Financial Inc	992,448	33,346
		$81,348	James River Group Holdings Ltd	1,055,778	40,183
Automobile Manufacturers - 2.13%					$154,642
NFI Group Inc	1,868,684	53,164	Investment Companies - 1.01%
Automobile Parts & Equipment - 3.78%			Oaktree Capital Group LLC	608,464	25,203
Autoliv Inc	644,260	55,348	Leisure Products & Services - 1.46%
Linamar Corp	1,070,965	38,828	Acushnet Holdings Corp	1,588,524	36,298
		$94,176	Machinery - Diversified - 2.38%
Banks - 9.79%			Albany International Corp	203,728	14,742
Bank OZK	1,725,985	46,774	IDEX Corp	82,263	11,303
BOK Financial Corp	267,250	22,529	Nordson Corp	276,809	33,330
Cullen/Frost Bankers Inc	359,829	36,098			$59,375
East West Bancorp Inc	533,081	28,621	Media - 0.54%
Hope Bancorp Inc	1,643,244	24,978	Entercom Communications Corp	2,067,260	13,499
PacWest Bancorp	1,437,802	57,857	Miscellaneous Manufacturers - 1.55%
Washington Trust Bancorp Inc	517,257	27,208	Crane Co	331,031	28,591
		$244,065	Donaldson Co Inc	181,354	10,163
Chemicals - 3.83%					$38,754
Albemarle Corp	192,320	18,524	Oil & Gas - 2.31%
HB Fuller Co	631,061	30,442	Delek US Holdings Inc	352,796	14,038
Huntsman Corp	1,221,092	24,691	Vermilion Energy Inc	1,749,615	43,534
RPM International Inc	329,485	21,730			$57,572
		$95,387	Packaging & Containers - 1.16%
Coal - 0.69%			Packaging Corp of America	294,852	28,842
Alliance Resource Partners LP	874,511	17,184	Pipelines - 3.74%
Commercial Services - 2.38%			EnLink Midstream Partners LP	3,088,683	40,863
Travelport Worldwide Ltd	3,882,052	59,318	Phillips 66 Partners LP	279,330	13,101
Computers - 1.55%			Targa Resources Corp	879,028	39,231
Leidos Holdings Inc	612,939	38,615			$93,195
Consumer Products - 1.24%			REITs - 14.59%
Avery Dennison Corp	319,484	30,798	Agree Realty Corp	310,601	18,502
Distribution & Wholesale - 1.45%			CyrusOne Inc	1,240,047	69,542
KAR Auction Services Inc	633,250	36,184	EastGroup Properties Inc	151,772	15,180
Diversified Financial Services - 2.95%			EPR Properties	839,998	59,497
BGC Partners Inc	6,976,349	73,531	Four Corners Property Trust Inc	463,266	12,851
Electric - 6.21%			Medical Properties Trust Inc	3,257,500	56,257
ALLETE Inc	465,075	37,848	National Health Investors Inc	278,840	21,744
Alliant Energy Corp	1,013,773	46,015	National Retail Properties Inc	434,637	21,758
Evergy Inc	751,813	44,635	Omega Healthcare Investors Inc	1,186,267	45,007
Fortis Inc/Canada	445,605	15,471	RPT Realty	1,487,667	21,259
PNM Resources Inc	251,502	10,870	Tanger Factory Outlet Centers Inc	935,939	22,135
		$154,839			$363,732
Electrical Components & Equipment - 2.66%			Semiconductors - 3.91%
Energizer Holdings Inc	171,997	7,711	Kulicke & Soffa Industries Inc	1,706,846	36,868
Hubbell Inc	120,100	13,230	MKS Instruments Inc	774,169	60,741
Littelfuse Inc	237,579	45,461			$97,609
		$66,402	Software - 1.13%
Electronics - 0.52%			Broadridge Financial Solutions Inc	71,123	7,530
Garmin Ltd	195,396	13,025	j2 Global Inc	281,359	20,767
					$28,297
Food - 4.25%			Supranational Bank - 1.00%
B&G Foods Inc	2,577,853	78,187
Ingredion Inc	266,755	27,865	Banco Latinoamericano de Comercio Exterior SA	1,423,564	24,912
		$106,052	Telecommunications - 0.78%
Hand & Machine Tools - 2.55%			Consolidated Communications Holdings Inc	1,407,010	19,360
Lincoln Electric Holdings Inc	214,178	18,409	Toys, Games & Hobbies - 1.40%
Snap-on Inc	271,357	45,110	Hasbro Inc	384,462	34,986
		$63,519	TOTAL COMMON STOCKS		$2,463,425
Healthcare - Products - 4.03%
STERIS PLC	537,464	64,001
Teleflex Inc	132,294	36,437
		$100,438
Home Builders - 0.98%
LCI Industries	314,921	24,369

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund November 30, 2018 (unaudited)

INVESTMENT COMPANIES - 0.66%	Shares Held Value (000's)				Portfolio Summary (unaudited)
Money Market Funds - 0.66%				Sector		Percent
Principal Government Money Market Fund	16,417,428		$16,417	Financial		34.54%
2.08%(a),(b)				Consumer, Cyclical		14.46%
TOTAL INVESTMENT COMPANIES			$16,417	Industrial		12.21%
Total Investments			$2,479,842	Consumer, Non-cyclical		11.90%
Other Assets and Liabilities - 0.54%			13,519	Energy		6.74%
TOTAL NET ASSETS - 100.00%			$2,493,361	Technology		6.59%
				Utilities		6.21%
				Basic Materials		3.83%
(a)	Affiliated Security. Security is either an affiliate (and registered under the			Communications		1.32%
Investment Company Act of 1940) or an affiliate as defined by the Investment				Government		1.00%
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding				Investment Companies		0.66%
voting shares of the security). Please see affiliated sub-schedule for				Other Assets and Liabilities		0.54%
transactional information.				TOTAL NET ASSETS		100.00%
(b) Current yield shown is as of period end.

Affiliated Securities	August 31, 2018			Purchases	Sales	November 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.08%	$37,731	$		94,108	$115,422	$16,417
	$37,731	$		94,108	$115,422	$16,417

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.08%	$135	$		— $	— $	—
	$135	$		— $	— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments SystematEx International Fund November 30, 2018 (unaudited)

COMMON STOCKS - 98.87%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.82%			Beverages - 1.68%
Airbus SE	472	$51	Anheuser-Busch InBev SA/NV	528	$41
Safran SA	2,846	356	Diageo PLC	3,103	112
		$407	Heineken Holding NV	2,884	255
Agriculture - 1.56%			Kirin Holdings Co Ltd	13,500	318
British American Tobacco PLC	4,434	155	Suntory Beverage & Food Ltd	2,700	114
Imperial Brands PLC	11,093	342			$840
Japan Tobacco Inc	2,300	57	Biotechnology - 0.82%
Swedish Match AB	5,675	222	CSL Ltd	3,132	408
		$776	Chemicals - 2.20%
Airlines - 1.58%			Arkema SA	1,282	122
ANA Holdings Inc	4,400	157	BASF SE	3,990	292
Deutsche Lufthansa AG	8,075	198	Covestro AG (b)	3,135	182
Japan Airlines Co Ltd	5,800	209	Mitsubishi Chemical Holdings Corp	26,400	216
Qantas Airways Ltd	51,032	223	Mitsui Chemicals Inc	4,300	109
		$787	Sumitomo Chemical Co Ltd	18,000	98
Apparel - 2.23%			Tosoh Corp	5,600	79
Adidas AG	1,086	240			$1,098
Kering SA	859	374	Commercial Services - 1.25%
LVMH Moet Hennessy Louis Vuitton SE	1,612	461	Ashtead Group PLC	10,106	228
Puma SE	71	36	Wirecard AG	2,604	396
		$1,111			$624
Automobile Manufacturers - 5.45%			Computers - 1.98%
Bayerische Motoren Werke AG	1,057	87	Capgemini SE	1,803	211
Daimler AG	1,155	65	Computershare Ltd	18,299	243
Ferrari NV	2,460	270	Fujitsu Ltd	4,100	253
Fiat Chrysler Automobiles NV (a)	12,683	211	NEC Corp	9,000	279
Honda Motor Co Ltd	14,000	395			$986
Mazda Motor Corp	7,500	80	Cosmetics & Personal Care - 0.18%
Peugeot SA	9,432	207	Unilever NV	1,656	92
Renault SA	786	55	Distribution & Wholesale - 2.92%
Subaru Corp	5,100	114	ITOCHU Corp	19,200	342
Suzuki Motor Corp	9,800	489	Mitsubishi Corp	16,800	454
Toyota Motor Corp	8,100	490	Mitsui & Co Ltd	21,700	340
Volkswagen AG	433	72	Sumitomo Corp	21,000	323
Volvo AB - B Shares	13,303	186			$1,459
		$2,721	Diversified Financial Services - 1.29%
Automobile Parts & Equipment - 1.97%			ORIX Corp	24,200	393
Aisin Seiki Co Ltd	5,500	218	Partners Group Holding AG	381	250
Bridgestone Corp	6,200	252			$643
Cie Generale des Etablissements Michelin SCA	2,009	210	Electric - 1.72%
Denso Corp	2,600	121	Enel SpA	76,503	416
Faurecia SA	2,331	91	Engie SA	13,472	190
Sumitomo Rubber Industries Ltd	6,700	90	Uniper SE	9,816	253
		$982			$859
Banks - 7.21%			Electrical Components & Equipment - 0.84%
ABN AMRO Group NV (b)	4,946	126	Brother Industries Ltd	14,000	234
Australia & New Zealand Banking Group Ltd	6,326	125	Schneider Electric SE	2,517	184
Banco Santander SA	19,451	92			$418
Bank Leumi Le-Israel BM	19,602	129
BNP Paribas SA	5,044	254	Engineering & Construction - 4.02%
BOC Hong Kong Holdings Ltd	235	1	ACS Actividades de Construccion y Servicios SA	6,909	266
Commonwealth Bank of Australia	2,486	130	Aena SME SA (b)	1,644	261
Danske Bank A/S	3,536	71	Eiffage SA	2,753	262
DBS Group Holdings Ltd	10,900	195	Fraport AG Frankfurt Airport Services Worldwide	536	40
Hang Seng Bank Ltd	94	2	HOCHTIEF AG	1,118	159
HSBC Holdings PLC	68,414	582	Kajima Corp	17,000	236
Lloyds Banking Group PLC	175,600	124	Obayashi Corp	23,800	238
Macquarie Group Ltd	4,105	345	Taisei Corp	4,000	176
Mizuho Financial Group Inc	114,300	190	Vinci SA	4,228	369
National Australia Bank Ltd	2,298	42			$2,007
Oversea-Chinese Banking Corp Ltd	17,700	146	Entertainment - 0.46%
Raiffeisen Bank International AG	9,082	268	Aristocrat Leisure Ltd	13,288	231
Resona Holdings Inc	38,400	204	Food - 5.65%
Sumitomo Mitsui Financial Group Inc	7,200	265	Koninklijke Ahold Delhaize NV	27,372	706
United Overseas Bank Ltd	5,200	95	Nestle SA	8,772	748
Westpac Banking Corp	6,251	119	NH Foods Ltd	3,500	130
Yamaguchi Financial Group Inc	9,000	93	Seven & i Holdings Co Ltd	4,500	196
		$3,598	Tate & Lyle PLC	16,799	154
			Tesco PLC	113,746	287

See accompanying notes.

Schedule of Investments
SystematEx International Fund
November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food (continued)			Investment Companies - 0.72%
Wesfarmers Ltd	8,117	$188	Eurazeo SE	639	$48
WH Group Ltd (b)	268,680	196	EXOR NV	2,547	150
Wm Morrison Supermarkets PLC	53,808	164	Kinnevik AB	2,818	72
Woolworths Group Ltd	2,295	49	Melrose Industries PLC	38,728	87
		$2,818			$357
Forest Products & Paper - 0.82%			Iron & Steel - 1.27%
Stora Enso OYJ	9,575	122	ArcelorMittal	8,656	198
UPM-Kymmene OYJ	10,822	289	BlueScope Steel Ltd	16,239	134
		$411	Fortescue Metals Group Ltd	63,798	187
Gas - 0.69%			JFE Holdings Inc	6,500	115
Centrica PLC	193,889	342			$634
Healthcare - Products - 2.39%			Leisure Products & Services - 0.37%
Cochlear Ltd	531	66	Flight Centre Travel Group Ltd	5,171	185
EssilorLuxottica SA	337	43	Machinery - Construction & Mining - 0.67%
Koninklijke Philips NV	6,438	244	Hitachi Ltd	11,400	332
Lonza Group AG (a)	1,530	496	Komatsu Ltd	100	3
Straumann Holding AG	272	167			$335
William Demant Holding A/S (a)	5,986	175	Media - 0.00%
		$1,191	RTL Group SA	35	2
Healthcare - Services - 0.95%			Mining - 4.16%
Fresenius Medical Care AG & Co KGaA	2,115	173	Anglo American PLC	16,973	342
Ramsay Health Care Ltd	3,651	145	BHP Billiton Ltd	14,652	326
Sonic Healthcare Ltd	9,460	158	BHP Group PLC	1,986	38
		$476	Boliden AB (a)	5,917	133
Holding Companies - Diversified - 0.88%			Glencore PLC (a)	100,117	373
CK Hutchison Holdings Ltd	21,500	225	Rio Tinto Ltd	5,492	296
Jardine Matheson Holdings Ltd	3,214	213	Rio Tinto PLC	8,945	409
Wharf Holdings Ltd/The	412	1	South32 Ltd	70,911	160
		$439			$2,077
Home Builders - 1.97%			Miscellaneous Manufacturers - 0.70%
Barratt Developments PLC	16,813	100	FUJIFILM Holdings Corp	4,300	171
Berkeley Group Holdings PLC	4,933	203	Siemens AG	1,532	178
Daiwa House Industry Co Ltd	4,000	126			$349
Persimmon PLC	8,901	216	Office & Business Equipment - 0.64%
Sekisui House Ltd	9,700	147	Canon Inc	11,200	318
Taylor Wimpey PLC	111,397	191	Oil & Gas - 7.25%
		$983	BP PLC	87,331	581
Home Furnishings - 0.98%			Eni SpA	2,858	46
Sony Corp	9,300	491	Equinor ASA	9,179	215
Insurance - 8.38%			JXTG Holdings Inc	48,450	294
Aegon NV	24,040	134	Neste Oyj	5,342	418
AIA Group Ltd	145	1	OMV AG	4,068	206
Allianz SE	2,229	473	Repsol SA	16,668	287
Aviva PLC	14,816	77	Royal Dutch Shell PLC - A Shares	15,316	464
AXA SA	13,951	340	Royal Dutch Shell PLC - B Shares	13,621	417
Baloise Holding AG	351	52	TOTAL SA	12,356	688
CNP Assurances	7,142	164			$3,616
Dai-ichi Life Holdings Inc	3,100	54	Pharmaceuticals - 9.75%
Direct Line Insurance Group PLC	68,289	286	Alfresa Holdings Corp	9,400	250
Hannover Rueck SE	217	30	Astellas Pharma Inc	20,100	310
Legal & General Group PLC	131,061	410	AstraZeneca PLC	1,541	120
Manulife Financial Corp	6,900	114	Bayer AG	4,368	321
Mapfre SA	48,852	140	GlaxoSmithKline PLC	16,216	336
MS&AD Insurance Group Holdings Inc	5,900	179	Medipal Holdings Corp	10,700	245
Muenchener Rueckversicherungs-Gesellschaft	320	70	Merck KGaA	1,708	189
AG in Muenchen			Novartis AG	7,007	640
NN Group NV	8,611	367	Novo Nordisk A/S	5,131	239
Prudential PLC	2,168	43	Roche Holding AG	2,639	685
Sampo Oyj	2,713	121	Sanofi	4,929	447
Sompo Holdings Inc	4,800	185	Sumitomo Dainippon Pharma Co Ltd	13,600	445
Swiss Life Holding AG (a)	983	386	Suzuken Co Ltd/Aichi Japan	5,200	280
Swiss Re AG	2,129	195	Takeda Pharmaceutical Co Ltd	1,700	64
Tokio Marine Holdings Inc	3,400	168	UCB SA	3,469	292
Zurich Insurance Group AG (a)	607	191			$4,863
		$4,180	Private Equity - 0.67%
			3i Group PLC	31,455	336

See accompanying notes.

Schedule of Investments
SystematEx International Fund
November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)			(a)	Non-income producing security
Real Estate - 1.81%				(b)	Security exempt from registration under Rule 144A of the Securities Act of
CK Asset Holdings Ltd	35,999		$260		1933. These securities may be resold in transactions exempt from registration,
Kerry Properties Ltd	53,500		184		normally to qualified institutional buyers. At the end of the period, the value of
New World Development Co Ltd	718		1		these securities totaled $765 or 1.53% of net assets.
Sun Hung Kai Properties Ltd	18,000		257	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Wheelock & Co Ltd	35,230		203		Investment Company Act of 1940) or an affiliate as defined by the Investment
			$905		Company Act of 1940 (the Fund controls 5.0% or more of the outstanding
REITs - 0.54%					voting shares of the security). Please see affiliated sub-schedule for
Mirvac Group	167,548		269		transactional information.
Retail - 0.22%				(d)	Current yield shown is as of period end.
Cie Financiere Richemont SA	670		43
Sundrug Co Ltd	2,000		68		Portfolio Summary (unaudited)
			$111	Country		Percent
Semiconductors - 0.96%				Japan		27.02%
ASML Holding NV	1,789		306	United Kingdom		14.87%
STMicroelectronics NV	11,549		171	France		11.75%
			$477	Switzerland		8.79%
Software - 2.13%				Australia		7.55%
Amadeus IT Group SA	4,836		347	Germany		7.28%
Mixi Inc	9,000		212	Netherlands		6.36%
SAP SE	1,701		176	Hong Kong		3.08%
Ubisoft Entertainment SA (a)	3,993		326	Spain		2.80%
			$1,061	Finland		1.90%
Telecommunications - 3.73%				Italy		1.46%
KDDI Corp	10,000		235	Sweden		1.23%
Nippon Telegraph & Telephone Corp	8,100		334	Denmark		0.97%
NTT DOCOMO Inc	14,100		327	Austria		0.95%
Orange SA	23,327		401	Singapore		0.87%
SoftBank Group Corp	1,500		127	Belgium		0.67%
Vodafone Group PLC	201,284		435	Norway		0.43%
			$1,859	Luxembourg		0.40%
Transportation - 0.39%				United States		0.35%
Central Japan Railway Co	200		41	Israel		0.26%
Royal Mail PLC	37,820		155	Canada		0.23%
			$196	Other Assets and Liabilities		0.78%
TOTAL COMMON STOCKS			$49,328	TOTAL NET ASSETS		100.00%
INVESTMENT COMPANIES - 0.35%	Shares Held Value (000's)
Money Market Funds - 0.35%
Principal Government Money Market Fund	176,021		176
2.08%(c),(d)
TOTAL INVESTMENT COMPANIES			$176
Total Investments			$49,504
Other Assets and Liabilities - 0.78%			391
TOTAL NET ASSETS - 100.00%			$49,895

Affiliated Securities	August 31, 2018			Purchases	Sales	November 30, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.08%	$2	$		1,055$	881	$176
	$2	$		1,055$	881	$176

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.08%	$2	$		— $	— $	—
	$2	$		— $	— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments SystematEx Large Value Fund November 30, 2018 (unaudited)

COMMON STOCKS - 99.17%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 2.93%			Electronics - 1.62%
General Dynamics Corp	416	$77	Fortive Corp	572	$44
L3 Technologies Inc	249	46	Honeywell International Inc	812	119
Lockheed Martin Corp	231	70			$163
Raytheon Co	475	83	Environmental Control - 1.01%
United Technologies Corp	151	18	Waste Management Inc	1,075	101
		$294	Food - 1.91%
Agriculture - 1.06%			Ingredion Inc	631	66
Archer-Daniels-Midland Co	814	37	Pilgrim's Pride Corp (a)	3,051	61
Philip Morris International Inc	798	69	Tyson Foods Inc	1,105	65
		$106			$192
Apparel - 0.29%			Gas - 0.61%
Ralph Lauren Corp	263	29	UGI Corp	1,064	61
Banks - 14.62%			Healthcare - Products - 1.93%
Bank of America Corp	9,779	278	Baxter International Inc	948	65
Bank OZK	2,339	63	Danaher Corp	732	80
Citigroup Inc	1,078	70	Medtronic PLC	498	49
Comerica Inc	744	59			$194
East West Bancorp Inc	482	26	Healthcare - Services - 4.03%
Fifth Third Bancorp	2,591	72	Anthem Inc	434	126
Goldman Sachs Group Inc/The	236	45	Cigna Corp	273	61
JPMorgan Chase & Co	3,210	357	Humana Inc	129	43
Morgan Stanley	2,107	94	Quest Diagnostics Inc	813	72
PNC Financial Services Group Inc/The	861	117	UnitedHealth Group Inc	367	103
Regions Financial Corp	5,252	86			$405
SunTrust Banks Inc	1,183	74	Home Builders - 0.52%
Wells Fargo & Co	2,349	127	PulteGroup Inc	1,972	52
		$1,468
Beverages - 0.44%			Insurance - 7.35%
			Aflac Inc	1,648	75
Coca-Cola Co/The	4	—	Allstate Corp/The	462	41
Molson Coors Brewing Co	660	44	American Financial Group Inc/OH	313	32
		$44	Berkshire Hathaway Inc - Class B (a)	1,863	407
Biotechnology - 1.12%			Lincoln National Corp	565	35
Amgen Inc	540	112	Prudential Financial Inc	919	86
Chemicals - 1.38%			Reinsurance Group of America Inc	274	41
DowDuPont Inc	197	11	Unum Group	574	21
Eastman Chemical Co	546	43			$738
Huntsman Corp	1,270	26	Iron & Steel - 0.31%
LyondellBasell Industries NV	628	59	Steel Dynamics Inc	876	31
		$139	Lodging - 0.77%
Computers - 1.36%			Extended Stay America Inc	4,232	77
Apple Inc	250	45	Machinery - Diversified - 0.47%
DXC Technology Co	494	31	Roper Technologies Inc	157	47
HP Inc	652	15
International Business Machines Corp	10	1	Media - 1.64%
Leidos Holdings Inc	711	45	Comcast Corp - Class A	688	27
		$137	Viacom Inc - B Shares	1,628	50
			Walt Disney Co/The	763	88
Cosmetics & Personal Care - 2.28%					$165
Procter & Gamble Co/The	2,426	229
Diversified Financial Services - 2.16%			Mining - 0.40%
American Express Co	325	36	Freeport-McMoRan Inc	3,319	40
Ameriprise Financial Inc	761	99	Miscellaneous Manufacturers - 0.11%
Capital One Financial Corp	129	12	General Electric Co	1,487	11
Discover Financial Services	888	63	Oil & Gas - 9.80%
Granite Point Mortgage Trust Inc	3	—	Chevron Corp	1,901	226
Navient Corp	557	6	ConocoPhillips	1,232	82
T Rowe Price Group Inc	10	1	CVR Energy Inc	11	—
		$217	EOG Resources Inc	226	23
Electric - 4.65%			Exxon Mobil Corp	3,906	311
CenterPoint Energy Inc	2,746	77	HollyFrontier Corp	1,091	68
Edison International	992	55	Marathon Petroleum Corp	1,183	77
Entergy Corp	841	73	Occidental Petroleum Corp	288	20
Exelon Corp	2,760	128	Phillips 66	1,012	95
FirstEnergy Corp	2,341	89	Valero Energy Corp	1,030	82
NRG Energy Inc	1,171	45			$984
		$467	Oil & Gas Services - 0.14%
Electrical Components & Equipment - 0.99%			Schlumberger Ltd	307	14
AMETEK Inc	1,352	99

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
November 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		Portfolio Summary (unaudited)
Pharmaceuticals - 10.35%			Sector	Percent
Allergan PLC	98	$15	Financial	27.51%
Bristol-Myers Squibb Co	251	14	Consumer, Non-cyclical	23.12%
CVS Health Corp	2,316	186	Energy	10.40%
Express Scripts Holding Co (a)	1,232	125	Consumer, Cyclical	8.76%
Johnson & Johnson	2,010	295	Communications	7.76%
Merck & Co Inc	1,350	107	Industrial	7.74%
Pfizer Inc	6,419	297	Technology	6.53%
		$1,039	Utilities	5.26%
Pipelines - 0.46%			Basic Materials	2.09%
ONEOK Inc	743	46	Investment Companies	0.82%
Real Estate - 0.57%			Other Assets and Liabilities	0.01%
CBRE Group Inc (a)	1,299	57	TOTAL NET ASSETS	100.00%
REITs - 2.81%
Apple Hospitality REIT Inc	3,180	51
Chimera Investment Corp	1,752	34
Highwoods Properties Inc	641	28
Hospitality Properties Trust	1,802	48
Park Hotels & Resorts Inc	1,074	33
Simon Property Group Inc	474	88
Two Harbors Investment Corp	17	—
		$282
Retail - 7.18%
Best Buy Co Inc	819	53
Gap Inc/The	1,369	37
Kohl's Corp	1,153	78
Macy's Inc	2,086	71
Target Corp	1,618	115
Walgreens Boots Alliance Inc	2,010	170
Walmart Inc	1,846	180
World Fuel Services Corp	642	17
		$721
Semiconductors - 2.88%
Intel Corp	4,807	237
Micron Technology Inc (a)	974	37
QUALCOMM Inc	251	15
		$289
Software - 2.29%
Microsoft Corp	1,145	127
Oracle Corp	690	33
VMware Inc (a)	417	70
		$230
Telecommunications - 6.12%
AT&T Inc	2,387	74
Cisco Systems Inc	5,141	246
Verizon Communications Inc	4,874	294
		$614
Transportation - 0.61%
Union Pacific Corp	395	61
TOTAL COMMON STOCKS		$9,955
INVESTMENT COMPANIES - 0.82%	Shares Held Value (000's)
Money Market Funds - 0.82%
Principal Government Money Market Fund	82,037	82
2.08%(b),(c)
TOTAL INVESTMENT COMPANIES		$82
Total Investments		$10,037
Other Assets and Liabilities - 0.01%		1
TOTAL NET ASSETS - 100.00%		$10,038

(a) Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
November 30, 2018 (unaudited)

Affiliated Securities		August 31, 2018	Purchases		Sales	November 30, 2018
		Value	Cost		Proceeds	Value
Principal Government Money Market Fund 2.08%		$29		$138	$85	$82
		$29		$138	$85	$82

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.08%	$	— $	— $		— $	—
	$	— $	— $		— $	—
Amounts in thousands

See accompanying notes.

Glossary to the Schedule of Investments

November 30, 2018 (unaudited)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes.

Security Valuation. Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Dynamic Floating Rate High Income Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund, Systematex Large Value Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

Certain of the Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.

Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$3,243,872	$—	$—	$3,243,872
Investment Companies	10,937	—	—	10,937
Total investments in securities $	3,254,809	$—	$—	$3,254,809

Bond Market Index Fund
Bonds*	—	566,980	—	566,980
Investment Companies	130,021	—	—	130,021
Municipal Bonds*	—	11,799	—	11,799
U.S. Government & Government Agency Obligations*	—	1,167,757	—	1,167,757
Total investments in securities $	130,021	$1,746,536	$—	$1,876,557

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Bond Market Index Fund
Short Sales
U.S. Government & Government Agency Obligations	$—	$(76)	$—	$(76)
Total Short Sales $	—	$(76)	$—	$(76)

Capital Securities Fund
Bonds*	—	477,629	—	477,629
Investment Companies	3,449	—	—	3,449
Preferred Stocks
Communications	—	7,826	—	7,826
Energy	3,838	—	—	3,838
Financial	8,954	3,108	—	12,062
Government	600	5,303	—	5,903
Total investments in securities $	16,841	$493,866	$—	$510,707

Diversified Real Asset Fund
Bonds*	—	324,429	—	324,429
Commodity Indexed Structured Notes*	—	16,666	—	16,666
Common Stocks
Basic Materials	202,840	155,535	—	358,375
Communications	—	5,518	—	5,518
Consumer, Cyclical	23,716	10,393	—	34,109
Consumer, Non-cyclical	40,390	93,684	77	134,151
Diversified	—	2,585	—	2,585
Energy	461,010	98,535	160	559,705
Financial	241,999	169,679	—	411,678
Industrial	73,465	92,655	126	166,246
Technology	7,142	—	—	7,142
Utilities	132,992	176,849	34	309,875
Convertible Bonds*	—	275	—	275
Investment Companies	178,989	—	—	178,989
Preferred Stocks
Utilities	—	8,598	—	8,598
Senior Floating Rate Interests*	—	567,756	—	567,756
U.S. Government & Government Agency Obligations*	—	919,782	—	919,782
Purchased Interest Rate Swaptions	—	1,919	—	1,919
Purchased Capped Options	—	3	—	3
Purchased Options	25	300	—	325
Total investments in securities $	1,362,568	$2,645,161	$397	$4,008,126
Assets
Commodity Contracts
Futures**	19,896	—	—	19,896
Total Return Swaps	—	3,341	—	3,341
Foreign Exchange Contracts
Foreign Currency Contracts	—	16,880	—	16,880
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	1,196	—	1,196
Futures**	65	—	—	65
Liabilities
Commodity Contracts
Futures**	(29,485)	—	—	(29,485)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(17,556)	—	(17,556)
Written Options	—	(196)	—	(196)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	(2,136)	—	(2,136)
Futures**	(523)	—	—	(523)
Interest Rate Swaptions	—	(1,851)	—	(1,851)
Written Options	(45)	—	—	(45)

Dynamic Floating Rate High Income Fund
Investment Companies	9,914	—	—	9,914
Total investments in securities $	9,914	$—	$—	$9,914

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

EDGE MidCap Fund
Common Stocks*	$615,175	$—	$—	$615,175
Investment Companies	10,908	—	—	10,908
Total investments in securities $	626,083	$—	$—	$626,083

Global Multi-Strategy Fund
Bonds*	—	692,193	2,092	694,285
Common Stocks
Basic Materials	16,005	24,497	—	40,502
Communications	79,503	16,461	233	96,197
Consumer, Cyclical	48,174	48,925	41	97,140
Consumer, Non-cyclical	93,514	53,738	—	147,252
Diversified	1,187	1,872	—	3,059
Energy	38,614	5,446	—	44,060
Financial	130,788	53,331	2,550	186,669
Industrial	69,316	37,319	—	106,635
Technology	89,327	14,004	1	103,332
Utilities	7,028	13,708	—	20,736
Convertible Bonds*	—	76,487	—	76,487
Convertible Preferred Stocks
Communications	—	—	195	195
Consumer, Cyclical	—	—	53	53
Consumer, Non-cyclical	692	130	—	822
Energy	213	—	—	213
Financial	2,130	3,644	—	5,774
Industrial	511	—	—	511
Technology	—	335	—	335
Utilities	1,164	—	—	1,164
Investment Companies	425,091	14,771	—	439,862
Municipal Bonds*	—	691	—	691
Preferred Stocks
Basic Materials	—	906	—	906
Communications	—	—	1,213	1,213
Consumer, Cyclical	—	838	—	838
Financial	—	435	1,236	1,671
Industrial	—	—	1	1
Technology	—	—	148	148
Repurchase Agreements*	—	159,953	—	159,953
Senior Floating Rate Interests*	—	152,706	—	152,706
U.S. Government & Government Agency Obligations*	—	274,362	—	274,362
Purchased Interest Rate Swaptions	—	148	—	148
Purchased Options	4,049	1,811	—	5,860
Total investments in securities $	1,007,306	$1,648,711	$7,763	$2,663,780
Short Sales
Bonds	—	(36,443)	—	(36,443)
Common Stocks
Basic Materials	(5,901)	(10,729)	—	(16,630)
Communications	(17,113)	(7,210)	—	(24,323)
Consumer, Cyclical	(15,687)	(23,013)	—	(38,700)
Consumer, Non-cyclical	(22,026)	(17,370)	—	(39,396)
Diversified	—	(714)	—	(714)
Energy	(13,579)	(2,268)	—	(15,847)
Financial	(16,061)	(24,596)	—	(40,657)
Industrial	(20,539)	(22,553)	—	(43,092)
Technology	(28,419)	(3,474)	—	(31,893)
Utilities	(5,983)	(4,784)	—	(10,767)
Convertible Bonds	—	(1,896)	—	(1,896)
Investment Companies	(2,592)	—	—	(2,592)
Preferred Stocks
Industrial	—	(510)	—	(510)
U.S. Government & Government Agency Obligations	—	(201,743)	—	(201,743)
Total Short Sales	(147,900)	(357,303)	—	(505,203)
Assets
Credit Contracts
Credit Default Swaps	—	4,780	—	4,780
Exchange Cleared Credit Default Swaps**	—	515	—	515

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Multi-Strategy Fund
Commodity Contracts
Synthetic Futures	$—	$253	$—	$253
Equity Contracts
Futures**	8,079	—	—	$8,079
Synthetic Futures	—	33	—	33
Total Return Equity Basket Swaps	—	4,648	—	4,648
Total Return Swaps	—	123	—	123
Foreign Exchange Contracts
Foreign Currency Contracts	—	25,027	—	25,027
Currency Swaps	—	4	—	4
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	6,321	—	6,321
Futures**	1,631	—	—	1,631
Interest Rate Swaps	—	717	—	717
Synthetic Futures	—	114	—	114
Liabilities
Credit Contracts
Credit Default Swaps	—	(2,776)	—	(2,776)
Exchange Cleared Credit Default Swaps**	—	(178)	—	(178)
Commodity Contracts
Synthetic Futures	—	(265)	—	(265)
Equity Contracts
Futures**	(1,451)	—	—	(1,451)
Synthetic Futures	—	(258)	—	(258)
Total Return Swaps	—	(440)	—	(440)
Total Return Equity Basket Swaps	—	(10,290)	—	(10,290)
Written Options	(1,792)	—	—	(1,792)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(19,880)	—	(19,880)
Written Options	—	(1,097)	—	(1,097)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	(4,873)	—	(4,873)
Futures**	(1,851)	—	—	(1,851)
Interest Rate Swaps	—	(159)	—	(159)
Synthetic Futures	—	(443)	—	(443)
Written Options	(77)	—	—	(77)

Global Opportunities Fund
Common Stocks
Basic Materials	165	266	—	431
Communications	2,376	211	—	2,587
Consumer, Cyclical	1,123	1,372	—	2,495
Consumer, Non-cyclical	3,117	1,538	—	4,655
Energy	1,170	285	—	1,455
Financial	2,283	1,323	—	3,606
Industrial	990	818	—	1,808
Technology	782	102	—	884
Utilities	205	—	—	205
Investment Companies	1,069	—	—	1,069
Preferred Stocks
Diversified	—	150	—	150
Total investments in securities $	13,280	$6,065	$—	$19,345

International Equity Index Fund
Common Stocks
Basic Materials	—	65,227	—	65,227
Communications	315	62,114	—	62,429
Consumer, Cyclical	343	124,065	—	124,408
Consumer, Non-cyclical	2,805	252,046	—	254,851
Diversified	—	5,820	—	5,820
Energy	238	59,042	—	59,280
Financial	—	234,891	—	234,891
Industrial	510	126,645	—	127,155
Technology	3,283	37,263	—	40,546

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International Equity Index Fund
Utilities	$214	$36,886	$—	$37,100
Investment Companies	11,828	—	—	11,828
Preferred Stocks
Basic Materials	—	222	—	222
Consumer, Cyclical	—	3,497	—	3,497
Consumer, Non-cyclical	—	1,592	—	1,592
Industrial	—	350	—	350
Total investments in securities $	19,536	$1,009,660	$—	$1,029,196
Liabilities
Equity Contracts
Futures**	(214)	—	—	(214)

International Small Company Fund
Common Stocks
Basic Materials	13,083	39,461	—	52,544
Communications	5,465	29,626	—	35,091
Consumer, Cyclical	15,195	99,428	—	114,623
Consumer, Non-cyclical	15,805	136,099	—	151,904
Diversified	—	5,884	—	5,884
Energy	12,287	18,106	—	30,393
Financial	14,712	174,350	—	189,062
Industrial	24,754	143,166	—	167,920
Technology	9,043	39,161	—	48,204
Utilities	—	14,938	—	14,938
Investment Companies	26,099	—	—	26,099
Total investments in securities $	136,443	$700,219	$—	$836,662

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials	6,744	3,071	—	9,815
Communications	11,318	628	—	11,946
Consumer, Cyclical	18,462	7,542	—	26,004
Consumer, Non-cyclical	41,639	10,295	—	51,934
Diversified	—	25	—	25
Energy	11,469	3,664	—	15,133
Financial	25,226	14,239	—	39,465
Industrial	26,837	13,216	—	40,053
Technology	15,519	5,543	—	21,062
Utilities	2,957	3,611	—	6,568
Investment Companies	60,425	—	—	60,425
Preferred Stocks
Consumer, Cyclical	—	682	—	682
U.S. Government & Government Agency Obligations*	—	11,884	—	11,884
Total investments in securities $	220,596	$74,400	$—	$294,996
Short Sales
Common Stocks
Basic Materials	(1,782)	(1,379)	—	(3,161)
Communications	(3,957)	(952)	—	(4,909)
Consumer, Cyclical	(7,760)	(5,421)	—	(13,181)
Consumer, Non-cyclical	(18,110)	(3,277)	—	(21,387)
Energy	(5,866)	(73)	—	(5,939)
Financial	(12,414)	(1,983)	—	(14,397)
Industrial	(5,969)	(7,277)	—	(13,246)
Technology	(11,241)	(1,676)	—	(12,917)
Utilities	(4,570)	(792)	—	(5,362)
Investment Companies	(11,918)	—	—	(11,918)
Total Short Sales	(83,587)	(22,830)	—	(106,417)
Assets
Equity Contracts
Futures**	946	—	—	946
Synthetic Futures	—	27	—	27
Total Return Swaps	—	11	—	11
Total Return Equity Basket Swaps	—	1,139	—	1,139
Foreign Exchange Contracts
Foreign Currency Contracts	—	7,274	—	7,274
Liabilities

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Multi-Manager Equity Long/Short Fund
Equity Contracts
Futures**	$(1,310)	$—	$—	$(1,310)
Total Return Equity Basket Swaps	—	(1,445)	—	(1,445)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(4,406)	—	(4,406)

Opportunistic Municipal Fund
Investment Companies	112	—	—	112
Municipal Bonds*	—	114,787	—	114,787
Total investments in securities $	112	$114,787	$—	$114,899

Origin Emerging Markets Fund
Common Stocks
Basic Materials	—	63,783	—	63,783
Communications	33,904	26,140	—	60,044
Consumer, Cyclical	—	32,550	—	32,550
Consumer, Non-cyclical	—	25,528	—	25,528
Diversified	—	2,914	—	2,914
Energy	1,916	62,528	—	64,444
Financial	—	110,237	—	110,237
Industrial	2,108	37,962	—	40,070
Technology	53,635	43,013	—	96,648
Utilities	—	22,018	—	22,018
Investment Companies	10,082	—	—	10,082
Total investments in securities $	101,645	$426,673	$—	$528,318

Preferred Securities Fund
Bonds*	—	3,794,410	—	3,794,410
Convertible Preferred Stocks
Financial	73,516	—	—	73,516
Investment Companies	12,710	—	—	12,710
Preferred Stocks
Communications	60,803	131,999	—	192,802
Consumer, Non-cyclical	—	25,052	—	25,052
Financial	554,939	122,852	—	677,791
Government	800	64,357	—	65,157
Industrial	27,704	—	—	27,704
Utilities	135,482	1,512	—	136,994
Purchased Options	320	—	—	320
Total investments in securities $	866,274	$4,140,182	$—	$5,006,456
Assets
Interest Rate Contracts
Futures**	32	—	—	32
Liabilities
Interest Rate Contracts
Written Options	(2,160)	—	—	(2,160)

Real Estate Debt Income Fund
Bonds*	—	128,680	—	128,680
Investment Companies	7,744	—	—	7,744
Total investments in securities $	7,744	$128,680	$—	$136,424

Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials	95,387	—	—	95,387
Communications	32,859	—	—	32,859
Consumer, Cyclical	360,525	—	—	360,525
Consumer, Non-cyclical	296,606	—	—	296,606
Energy	167,951	—	—	167,951
Financial	841,892	19,281	—	861,173
Government	24,912	—	—	24,912
Industrial	304,652	—	—	304,652
Technology	164,521	—	—	164,521

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Small-MidCap Dividend Income Fund
Utilities		$154,839	$—	$—	$154,839
Investment Companies		16,417	—	—	16,417
	Total investments in securities $	2,460,561	$19,281	$—	$2,479,842

SystematEx International Fund
Common Stocks
Basic Materials		—	4,220	—	4,220
Communications		—	1,861	—	1,861
Consumer, Cyclical		—	9,061	—	9,061
Consumer, Non-cyclical		—	12,088	—	12,088
Diversified		—	439	—	439
Energy		—	3,616	—	3,616
Financial		114	10,174	—	10,288
Industrial		—	3,712	—	3,712
Technology		—	2,842	—	2,842
Utilities		—	1,201	—	1,201
Investment Companies		176	—	—	176
	Total investments in securities $	290	$49,214	$—	$49,504

SystematEx Large Value Fund
Common Stocks*		9,955	—	—	9,955
Investment Companies		82	—	—	82
	Total investments in securities $	10,037	$—	$—	$10,037
*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.

The Funds' Schedules of Investments as of November 30, 2018 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 01/17/2019

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 01/17/2019

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 01/17/2019